UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21864

                    WisdomTree Trust

(Exact name of registrant as specified in charter)

380 Madison Avenue, 21st Floor

                New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866)-909-9473

Date of fiscal year end: March 31

Date of reporting period: March 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report(s) to Stockholders.

The Trust’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

WisdomTree Trust

Domestic Dividend Funds

Annual Report

March 31, 2009

WisdomTree Total Dividend Fund

WisdomTree Equity Income Fund

WisdomTree LargeCap Dividend Fund

WisdomTree Dividend ex-Financials Fund

WisdomTree MidCap Dividend Fund

WisdomTree SmallCap Dividend Fund

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the Trust.

Letter to Shareholders

Dear Shareholders:

I wish there were more positive highlights to report for the funds of the WisdomTree Trust for the fiscal year that ended March 31, 2009. Unfortunately, the last 12 months represented one of the worst one-year periods for equity returns since the Great Depression.

U.S. stocks, as measured by the Russell 3000 Index, declined 38.20% through March 31, 2009. Stocks in developed and developing foreign markets, as measured by the MSCI EAFE Index and the MSCI Emerging Markets Index, respectively, fell by approximately 47% over the same period. Value stocks underperformed growth stocks in the U.S. and international markets. Financial stocks represented the worst performing sector in the U.S and in the developed world.

These factors impacted the returns of many of WisdomTree’s funds, both on an absolute and relative basis to comparable cap-weighted indexes. 17 of WisdomTree’s 40 equity funds with at least one-year track records outperformed their comparable capitalization-weighted benchmark in the fiscal year ended March 31, 2009. Yet, despite this past year’s formidable headwinds, 24 of WisdomTree’s 42 equity ETFs have outperformed their comparable benchmarks since inception. WisdomTree’s strongest relative showing occurred within the developing world. The WisdomTree Emerging Markets Equity Income Fund (Ticker Symbol: DEM) and the WisdomTree Emerging Markets SmallCap Dividend Fund (Ticker Symbol: DGS) outperformed their comparable cap-weighted benchmarks by 10.86 percentage points and 9.18 percentage points, respectively. WisdomTree’s weakest relative performance for the period was exhibited by the WisdomTree SmallCap Dividend Fund (Ticker Symbol: DES), which underperformed the Russell 2000 Index by 7.77 percentage points.

WisdomTree also launched two innovative equity products in the past fiscal year. In July, WisdomTree introduced the WisdomTree Middle East Dividend Fund (Ticker Symbol: GULF), which gives investors exposure to eight equity markets in the Persian Gulf region. In December, WisdomTree launched the WisdomTree LargeCap Growth Fund (Ticker Symbol: ROI), the industry’s first fundamentally weighted growth ETF. WisdomTree believes these funds give investors new ways to apply the fundamentally weighted concept across the full spectrum of equity investing, both domestically and internationally.

Though the challenging market environment has extended into 2009, the recent financial crisis has highlighted the potential benefits of ETFs. We believe that investors are placing ever more importance on the transparency, liquidity and tax efficiency that ETFs provide.

Thank you for your continued support.

Best regards,

Jonathan Steinberg

President, WisdomTree Trust

CEO, WisdomTree Asset Management, Inc.

Mr. Steinberg is a registered representative of ALPS Distributors, Inc.

This information is subject to change at any time based on market and other conditions and should not be construed as a recommendation of any specific security. Fund returns are quoted at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information. Past performance is no guarantee of future results.

The Russell 3000 Index measures the performance of the 3000 largest stocks in the U.S. market by market. The MSCI Emerging Markets Index is a market cap weighted index that is designed to measure equity market performance consisting of 25 emerging market country indexes. The MSCI EAFE Index is a market capitalization-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan. The Russell 2000 Index measures the performance of the smallest 2,000 companies in the Russell 3000 Index. You cannot directly invest in an index.

WisdomTree Domestic Dividend Funds	1

Management’s Discussion of Funds’ Performance

Domestic Equity Funds

The six WisdomTree Trust domestic dividend ETFs give investors access to all major market capitalization segments of the U.S. equity market. The WisdomTree dividend-based ETFs are designed to offer investors alternatives to market capitalization-weighted index funds by tracking proprietary indexes that are weighted based on the dividends companies pay.

U.S. Market Overview

The U.S. equity market, measured by the Russell 3000 Index, S&P 500 Index, and Dow Jones Industrial Average, all popular benchmarks for U.S. equity markets, declined between 36% to 38% in the 12 months that ended March 31, 2009 (the “period”.) The fourth quarter of 2008 marked the largest quarterly retrenchment in U.S. equity prices since the fourth quarter of 1987. The market, as measured by Russell 3000 Index, then continued to slide a further 11% in the first quarter of 2009. Stocks retracted on continued tight credit, earnings concerns within a tepid operating environment, and from broader evidence of the U.S. economy’s continued faltering.

The equity markets’ significant retraction was caused by various factors including the credit crisis that was sparked by the bankruptcy of the investment bank, Lehman Brothers in September 2008. Banks became afraid to lend to each other, as fears spiraled that their money was not safe at any financial institution. As a result, borrowing rates on loans rose significantly, increasing the cost of doing business for companies all across the economy. Companies reacted by decreasing spending on investments and they began trimming their workforces in response to their higher cost of capital. Consumers, in turn, became more fearful of losing their jobs. Nervous employees started saving more and spending less, creating a downward spiral and even weaker economic environment. The unemployment rate rose to 8.1% in March of 2009, its highest level since 1983. Jobless claims spiked above 670,000, marking the breadth of the U.S. recession.

Summary of Fund Performance versus Capitalization-Weighted Benchmarks for Year ended March 31, 2009

TICKER	WISDOMTREE FUND	1 YEAR	CAPITALIZATION-WEIGHTED BENCHMARK INDEX	1 YEAR	1 YEAR FUND vs INDEX
DLN	WT LargeCap Dividend Fund	(41.25)%	S&P 500 Index	(38.09)%	(3.16)%
DTD	WT Total Dividend Fund	(41.29)%	Russell 3000 Index	(38.20)%	(3.09)%
DON	WT MidCap Dividend Fund	(41.61)%	S&P MidCap 400 Index	(36.09)%	(5.52)%
DTN	WT Dividend ex-Financials Fund†	(45.10)%	Dow Jones U.S. Select Dividend Index	(41.90)%	(3.20)%
DES	WT SmallCap Dividend Fund	(45.27)%	Russell 2000 Index	(37.50)%	(7.77)%
DHS	WT Equity Income Fund‡	(49.06)%	Russell 1000 Value Index	(42.42)%	(6.64)%

Under WisdomTree’s fundamentally weighted methodology, the financial sector had an above average weight in its proprietary indexes as compared to market-capitalization weighted indexes. This is because the financial sector historically has paid above average dividends. Because of the credit crises and resulting economic downturn, the financial sector was the worst-performing sector in the period, as banks took large write-downs to their balance sheets, and many were forced to cut their dividends to preserve capital. This created greater downward pressure on their stock prices as dividends no longer enticed investors to own the stocks.

Within the WisdomTree domestic dividend fund family, the funds that had the greatest exposure to financial stocks, the WisdomTree Equity Income Fund and the WisdomTree SmallCap Dividend Fund, had the worst performance in the period.

The views expressed in this report reflect those of WisdomTree Asset Management only through the end of the period of the report as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

2	WisdomTree Domestic Dividend Funds

Management’s Discussion of Funds’ Performance

(concluded)

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month end performance information visit www.wisdomtree.com.

The S&P 500 Index is the Standard & Poor’s composite index of 500 stocks; the Russell 3000 Index measures the performance of the 3,000 largest stocks in the U.S. market by market value; the S&P MidCap 400 Index is an group of 400 domestic stocks chosen for market size, liquidity and industry group representation; the Dow Jones U.S. Select Dividend Index is an index of 100 stocks selected from the Dow Jones Total Market Index with dividend growth screens and dividend yield screens; the Russell 2000 Index measures the performance of the smallest 2,000 companies in the Russell 3000 Index; the Russell 1000 Value Index measures the performance of Russell 1000 companies with lower price to book ratios and lower forecasted growth values. Index performance information assumes the reinvestment of gross dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

†	Formerly WisdomTree Dividend Top 100 Fund. Data representative of former investment objective.
‡	Formerly WisdomTree High-Yielding Equity Fund.

WisdomTree Domestic Dividend Funds	3

Performance Summary (unaudited)

WisdomTree Total Dividend Fund

Sector Breakdown† as of 3/31/09‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
AT&T, Inc.	3.8%
General Electric Co.	3.6%
Exxon Mobil Corp.	3.3%
Pfizer, Inc.	3.1%
Chevron Corp.	2.2%
JPMorgan Chase & Co.	2.2%
Verizon Communications, Inc.	2.1%
Johnson & Johnson	2.0%
Microsoft Corp.	2.0%
Bank of America Corp.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Total Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index.

The WisdomTree Total Dividend Fund (Ticker Symbol: DTD) returned (41.29)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). Financials detracted the most from returns, with an average weight of 26.54% of the Fund and returns of (62.19)% over the period. The Fund’s decline was least affected by Telecommunication Services which returned (23.86)%, with an average weight of 5.77% of the Fund over the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.28%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree Dividend Index	Russell 3000 Index
One Year	(41.29)%	(41.06)%	(41.15)%	(38.20)%
Since Inception[1]	(15.14)%	(15.09)%	(14.90)%	(13.30)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

4	WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree Equity Income Fund

(Formerly WisdomTree High-Yielding Equity Fund)

Sector Breakdown† as of 3/31/09‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
AT&T, Inc.	8.7%
General Electric Co.	8.2%
Pfizer, Inc.	7.0%
JPMorgan Chase & Co.	5.1%
Verizon Communications, Inc.	4.9%
Bank of America Corp.	4.4%
Philip Morris International, Inc.	3.8%
Merck & Co., Inc.	3.1%
Altria Group, Inc.	2.8%
Wells Fargo & Co.	2.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Equity Income Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Equity Income Index.

The WisdomTree Equity Income Fund (Ticker Symbol: DHS) returned (49.06)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). Financials detracted the most from returns, with an average weight of 46.61% of the Fund and returns of (64.27)% over the period. The Fund’s decline was least affected by Information Technology which returned (31.99)%, with an average weight of 0.57% of the Fund over the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree Equity Income Index	Russell 1000 Value Index
One Year	(49.06)%	(49.06)%	(49.03)%	(42.42)%
Since Inception[1]	(21.07)%	(21.05)%	(21.01)%	(15.96)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic Dividend Funds	5

Performance Summary (unaudited)

WisdomTree LargeCap Dividend Fund

Sector Breakdown† as of 3/31/09‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
AT&T, Inc.	4.4%
General Electric Co.	4.1%
Exxon Mobil Corp.	3.8%
Pfizer, Inc.	3.5%
Chevron Corp.	2.6%
JPMorgan Chase & Co.	2.6%
Verizon Communications, Inc.	2.5%
Johnson & Johnson	2.4%
Microsoft Corp.	2.3%
Bank of America Corp.	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree LargeCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Dividend Index.

The WisdomTree LargeCap Dividend Fund (Ticker Symbol: DLN) returned (41.25)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). Financials detracted the most from returns, with an average weight of 23.27% of the Fund and returns of (65.71)% over the period. The Fund’s decline was least affected by Utilities which returned (24.35)%, with an average weight of 5.85% of the Fund over the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.28%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree LargeCap Dividend Index	S&P 500 Index
One Year	(41.25)%	(41.14)%	(40.70)%	(38.09)%
Since Inception[1]	(14.71)%	(14.74)%	(14.43)%	(13.03)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

6	WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree Dividend ex-Financials Fund

(Formerly WisdomTree Dividend Top 100 Fund)

Sector Breakdown† as of 3/31/09‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
Southern Copper Corp.	2.4%
Morgan Stanley	2.3%
Qwest Communications International, Inc.	2.2%
Embarq Corp.	2.2%
Windstream Corp.	2.1%
Bank of America Corp.	2.0%
Altria Group, Inc.	1.8%
CBS Corp. Class B	1.8%
Reynolds American, Inc.	1.5%
New York Community Bancorp, Inc.	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Dividend ex-Financials Fund (formerly known as the WisdomTree Dividend Top 100 Fund), seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Dividend ex-Financials Index. Effective May 7, 2009, the WisdomTree Dividend Top 100 Fund changed its investment objective and was renamed the WisdomTree Dividend ex-Financials Fund. The renamed Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend ex-Financials Index. The WisdomTree Dividend ex-Financials Index measures the performance of high dividend-yielding stocks outside the financial sector. The information presented on this page and throughout this financial report is reflective of the WisdomTree Dividend Top 100 Fund.

The WisdomTree Dividend ex-Financials Fund (Ticker Symbol: DTN) returned (45.10)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). Financials detracted the most from returns, with an average weight of 36.31% of the Fund and returns of (65.29)% over the period. The Fund’s decline was least affected by Information Technology which returned (13.65)%, with an average weight of 2.57% of the Fund over the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree Dividend ex- Financials Index	Dow Jones U.S. Select Dividend Index
One Year	(45.10)%	(44.99)%	(44.93)%	(41.90)%
Since Inception[1]	(17.23)%	(17.23)%	(17.04)%	(17.75)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic Dividend Funds	7

Performance Summary (unaudited)

WisdomTree MidCap Dividend Fund

Sector Breakdown† as of 3/31/09‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
ProLogis	1.7%
CenturyTel, Inc	1.4%
Microchip Technology, Inc.	1.2%
Frontier Communications Corp.	1.2%
Hospitality Properties Trust	1.1%
NiSource, Inc.	1.0%
Ventas, Inc.	1.0%
Regal Entertainment Group Class A	0.9%
Masco Corp.	0.9%
Comerica, Inc.	0.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree MidCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree MidCap Dividend Index.

The WisdomTree MidCap Dividend Fund (Ticker Symbol: DON) returned (41.61)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). Financials detracted the most from returns, with an average weight of 41.03% of the Fund and returns of (50.00)% over the period. The Fund’s decline was least affected by Telecommunication Services which returned (18.96)%, with an average weight of 2.88% of the Fund over the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree MidCap Dividend Index	S&P MidCap 400 Index
One Year	(41.61)%	(41.49)%	(41.91)%	(36.09)%
Since Inception[1]	(17.34)%	(17.15)%	(18.04)%	(12.54)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

8	WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree SmallCap Dividend Fund

Sector Breakdown† as of 3/31/09‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
HRPT Properties Trust	2.5%
Ares Capital Corp.	1.7%
Student Loan Corp. (The)	1.6%
Cinemark Holdings, Inc.	1.3%
Vector Group Ltd.	1.3%
Barnes & Noble, Inc.	1.1%
Whiting USA Trust I	1.0%
CIT Group, Inc.	0.9%
BioMed Realty Trust, Inc.	0.9%
Williams-Sonoma, Inc.	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Dividend Index.

The WisdomTree SmallCap Dividend Fund (Ticker Symbol: DES) returned (45.27)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). Financials detracted the most from returns, with an average weight of 54.27% of the Fund and returns of (51.53)% over the period. The Fund’s decline was least affected by Health Care which returned (6.95)%, with an average weight of 1.26% of the Fund over the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree SmallCap Dividend Index	Russell 2000 Index
One Year	(45.27)%	(44.99)%	(44.66)%	(37.50)%
Since Inception[1]	(19.94)%	(19.80)%	(20.15)%	(15.04)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic Dividend Funds	9

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 to March 31, 2009.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period 10/01/08 to 3/31/09” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	WisdomTree Domestic Dividend Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 10/01/08	Ending Account Value 3/31/09	Annualized Expense Ratio Based on the Period 10/01/08 to 3/31/09	Expenses Paid During the Period† 10/01/08 to 3/31/09
WisdomTree Total Dividend Fund
Actual	$1,000.00	$650.05	0.28%	$1.17
Hypothetical (5% return before expenses)	$1,000.00	$1,023.51	0.28%	$1.43
WisdomTree Equity Income Fund
Actual	$1,000.00	$565.24	0.38%	$1.50
Hypothetical (5% return before expenses)	$1,000.00	$1,023.01	0.38%	$1.94
WisdomTree LargeCap Dividend Fund
Actual	$1,000.00	$659.17	0.28%	$1.18
Hypothetical (5% return before expenses)	$1,000.00	$1,023.51	0.28%	$1.43
WisdomTree Dividend ex-Financials Fund
Actual	$1,000.00	$602.36	0.38%	$1.54
Hypothetical (5% return before expenses)	$1,000.00	$1,023.01	0.38%	$1.94
WisdomTree MidCap Dividend Fund
Actual	$1,000.00	$607.16	0.38%	$1.54
Hypothetical (5% return before expenses)	$1,000.00	$1,023.01	0.38%	$1.94
WisdomTree SmallCap Dividend Fund
Actual	$1,000.00	$556.18	0.38%	$1.49
Hypothetical (5% return before expenses)	$1,000.00	$1,023.01	0.38%	$1.94
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period).

WisdomTree Domestic Dividend Funds	11

Schedule of Investments

WisdomTree Total Dividend Fund

March 31, 2009

Investments	Shares	Value

COMMON STOCKS – 99.4%
Advertising – 0.1%
Harte-Hanks, Inc.	1,561	$8,351
Omnicom Group, Inc.	2,555	59,787

Total Advertising		68,138
Aerospace/Defense – 2.1%
Boeing Co.	10,796	384,122
General Dynamics Corp.	3,786	157,460
Goodrich Corp.	1,388	52,591
L-3 Communications Holdings, Inc.	818	55,460
Lockheed Martin Corp.	4,298	296,691
Northrop Grumman Corp.	4,754	207,465
Raytheon Co.	3,543	137,964
Rockwell Collins, Inc.	1,611	52,583
United Technologies Corp.	10,872	467,279

Total Aerospace/Defense		1,811,615
Agriculture – 3.8%
Altria Group, Inc.	65,863	1,055,125
Archer-Daniels-Midland Co.	4,590	127,510
Lorillard, Inc.*	4,153	256,406
Philip Morris International, Inc.	39,766	1,414,875
Reynolds American, Inc.	9,380	336,179
Universal Corp.	626	18,730
Vector Group Ltd.	3,231	41,971

Total Agriculture		3,250,796
Apparel – 0.3%
Cherokee, Inc.	607	9,469
Columbia Sportswear Co.	290	8,677
Jones Apparel Group, Inc.	3,458	14,593
NIKE, Inc. Class B	2,747	128,807
VF Corp.	1,782	101,770
Wolverine World Wide, Inc.	492	7,665

Total Apparel		270,981
Auto Manufacturers – 0.1%
Oshkosh Corp.	1,471	9,915
PACCAR, Inc.	3,591	92,504

Total Auto Manufacturers		102,419
Auto Parts & Equipment – 0.1%
Cooper Tire & Rubber Co.	1,989	8,036
Johnson Controls, Inc.	6,718	80,616
WABCO Holdings, Inc.	592	7,287

Total Auto Parts & Equipment		95,939
Banks – 10.5%
1st Source Corp.	363	6,552
Associated Banc-Corp	3,353	51,770
BancorpSouth, Inc.	1,491	31,072
Bank of America Corp.	238,000	1,623,160
Bank of Hawaii Corp.	881	29,055
Bank of New York Mellon Corp. (The)	15,959	450,842
BB&T Corp.(a)	14,431	244,173
BOK Financial Corp.	630	21,766

Investments	Shares	Value

Capital One Financial Corp.	7,367	$90,172
Cathay General Bancorp	541	5,643
Chemical Financial Corp.	645	13,422
City Holding Co.	392	10,698
City National Corp.	868	29,312
Comerica, Inc.	4,121	75,455
Commerce Bancshares, Inc.	739	26,826
Community Bank System, Inc.	705	11,809
Community Trust Bancorp, Inc.	378	10,111
Cullen/Frost Bankers, Inc.	868	40,744
CVB Financial Corp.(a)	1,498	9,932
East West Bancorp, Inc.	806	3,683
Fifth Third Bancorp(a)	18,026	52,636
First Busey Corp.	865	6,712
First Commonwealth Financial Corp.	2,324	20,614
First Financial Bancorp	1,206	11,493
First Financial Bankshares, Inc.	345	16,619
First Midwest Bancorp, Inc.	1,394	11,974
FirstMerit Corp.	1,924	35,017
FNB Corp.	2,987	22,910
Fulton Financial Corp.	4,593	30,452
Glacier Bancorp, Inc.	916	14,390
Goldman Sachs Group, Inc. (The)	2,911	308,624
Hancock Holding Co.	400	12,512
Harleysville National Corp.	993	6,018
Huntington Bancshares, Inc.(a)	10,363	17,203
Iberiabank Corp.	164	7,534
International Bancshares Corp.	1,067	8,323
JPMorgan Chase & Co.	71,305	1,895,287
KeyCorp	5,983	47,086
M&T Bank Corp.(a)	2,151	97,311
Marshall & Ilsley Corp.	10,173	57,274
MB Financial, Inc.	506	6,882
Morgan Stanley	28,219	642,547
National Penn Bancshares, Inc.	1,886	15,654
NBT Bancorp, Inc.	564	12,205
Northern Trust Corp.	1,896	113,419
Old National Bancorp	1,735	19,380
Pacific Capital Bancorp NA	1,233	8,347
Park National Corp.	360	20,070
PNC Financial Services Group, Inc.	8,637	252,978
Prosperity Bancshares, Inc.	507	13,866
Provident Bankshares Corp.	937	6,606
Regions Financial Corp.	12,965	55,231
S&T Bancorp, Inc.	535	11,347
State Street Corp.	3,937	121,181
SunTrust Banks, Inc.	10,073	118,257
Susquehanna Bancshares, Inc.	2,570	23,978
Synovus Financial Corp.	4,243	13,790
TCF Financial Corp.(a)	4,234	49,792
TrustCo Bank Corp.	1,806	10,872
Trustmark Corp.(a)	1,165	21,413
U.S. Bancorp	45,732	668,145
UCBH Holdings, Inc.	1,731	2,614

See Notes to Financial Statements.

12	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund

March 31, 2009

Investments	Shares	Value

UMB Financial Corp.	342	$14,532
Umpqua Holdings Corp.	1,557	14,106
United Bankshares, Inc.(a)	741	12,775
Valley National Bancorp	2,610	32,286
Webster Financial Corp.	2,061	8,759
Wells Fargo & Co.	72,874	1,037,726
WesBanco, Inc.	682	15,570
Westamerica Bancorp.	412	18,771
Whitney Holding Corp.	1,501	17,186
Wilmington Trust Corp.	1,683	16,308
Zions Bancorp.	2,259	22,206

Total Banks		8,884,985
Beverages – 2.9%
Brown-Forman Corp. Class A	547	21,935
Brown-Forman Corp. Class B	855	33,200
Coca-Cola Co. (The)	29,622	1,301,887
Coca-Cola Enterprises, Inc.	4,664	61,518
Molson Coors Brewing Co. Class B	1,096	37,571
Pepsi Bottling Group, Inc.	2,615	57,896
PepsiAmericas, Inc.	1,500	25,875
PepsiCo, Inc.	18,472	950,938

Total Beverages		2,490,820
Building Materials – 0.2%
Eagle Materials, Inc.	346	8,391
Lennox International, Inc.	531	14,050
Martin Marietta Materials, Inc.	280	22,204
Masco Corp.	11,232	78,399
Simpson Manufacturing Co., Inc.	362	6,523

Total Building Materials		129,567
Chemicals – 2.6%
Air Products & Chemicals, Inc.	3,002	168,862
Airgas, Inc.	519	17,547
Albemarle Corp.	955	20,790
Arch Chemicals, Inc.	401	7,603
Ashland, Inc.	832	8,595
Cabot Corp.	1,389	14,598
Celanese Corp. Series A	833	11,137
CF Industries Holdings, Inc.	196	13,941
Cytec Industries, Inc.	489	7,345
Dow Chemical Co. (The)	29,120	245,482
E.I. Du Pont de Nemours & Co.	21,794	486,660
Eastman Chemical Co.	1,609	43,121
Ecolab, Inc.	1,313	45,600
Ferro Corp.	1,744	2,494
FMC Corp.	356	15,358
Huntsman Corp.	10,715	33,538
Innophos Holdings, Inc.	506	5,708
International Flavors & Fragrances, Inc.	1,054	32,105
Lubrizol Corp.	922	31,357
Monsanto Co.*	2,756	229,024
Mosaic Co. (The)	1,058	44,415
Olin Corp.	1,451	20,706
PPG Industries, Inc.	3,214	118,597

Investments	Shares	Value

Praxair, Inc.	3,047	$205,033
Rohm & Haas Co.	1,876	147,904
RPM International, Inc.	3,083	39,247
Sensient Technologies Corp.	739	17,366
Sherwin-Williams Co. (The)	1,141	59,298
Sigma-Aldrich Corp.	615	23,241
Terra Industries, Inc.	1,038	29,157
Valhi, Inc.	1,351	12,672
Valspar Corp. (The)	1,322	26,400
Westlake Chemical Corp.	320	4,682

Total Chemicals		2,189,583
Coal – 0.1%
Arch Coal, Inc.	1,396	18,665
Consol Energy, Inc.	1,006	25,391
Massey Energy Co.	713	7,216
Peabody Energy Corp.	1,138	28,495
Walter Industries, Inc.	584	13,356

Total Coal		93,123
Commercial Services – 1.3%
ABM Industries, Inc.	796	13,054
Automatic Data Processing, Inc.	6,952	244,432
Corporate Executive Board Co. (The)	1,277	18,517
Deluxe Corp.	1,752	16,872
Equifax, Inc.	388	9,487
H&R Block, Inc.	3,647	66,339
Healthcare Services Group	1,069	16,003
Hillenbrand, Inc.	1,351	21,630
Interactive Data Corp.	1,105	27,470
Landauer, Inc.	162	8,210
Lender Processing Services, Inc.*	753	23,049
Manpower, Inc.	714	22,512
Mastercard, Inc. Class A	173	28,974
McGrath Rentcorp	551	8,684
McKesson Corp.	1,373	48,110
Moody’s Corp.	1,735	39,766
Paychex, Inc.	6,509	167,086
Pharmaceutical Product Development, Inc.	809	19,190
R.R. Donnelley & Sons Co.	6,159	45,145
Robert Half International, Inc.	1,533	27,333
Rollins, Inc.	866	14,852
SEI Investments Co.	776	9,475
Service Corp. International	3,296	11,503
Sotheby’s(a)	1,986	17,874
Strayer Education, Inc.	69	12,411
Total System Services, Inc.	1,788	24,692
Visa, Inc. Class A	1,348	74,949
Weight Watchers International, Inc.	771	14,302
Western Union Co. (The)	864	10,861

Total Commercial Services		1,062,782
Computers – 1.7%
Diebold, Inc.	1,086	23,186
Hewlett-Packard Co.	8,368	268,278

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	13

Schedule of Investments (continued)

WisdomTree Total Dividend Fund

March 31, 2009

Investments	Shares	Value

International Business Machines Corp.	12,055	$1,168,009
Jack Henry & Associates, Inc.	703	11,473

Total Computers		1,470,946
Cosmetics/Personal Care – 2.2%
Alberto-Culver Co.	633	14,312
Avon Products, Inc.	5,694	109,496
Colgate-Palmolive Co.	4,784	282,160
Estee Lauder Cos., Inc. (The) Class A	965	23,787
Procter & Gamble Co. (The)	29,656	1,396,501

Total Cosmetics/Personal Care		1,826,256
Distribution/Wholesale – 0.2%
Fastenal Co.(a)	1,025	32,959
Genuine Parts Co.	2,596	77,517
Owens & Minor, Inc.	485	16,068
Pool Corp.(a)	746	9,996
W.W. Grainger, Inc.	678	47,582
Watsco, Inc.	507	17,253

Total Distribution/Wholesale		201,375
Diversified Financial Services – 1.4%
Advanta Corp. Class B	4,581	3,024
American Express Co.	16,331	222,592
Ameriprise Financial, Inc.	2,580	52,864
BGC Partners, Inc. Class A*	3,104	6,860
BlackRock, Inc.	1,008	131,080
Charles Schwab Corp. (The)	6,946	107,663
CIT Group, Inc.	10,214	29,110
CME Group, Inc.	538	132,558
Discover Financial Services	5,016	31,651
Eaton Vance Corp.	1,427	32,607
Federated Investors, Inc. Class B	2,155	47,970
Franklin Resources, Inc.	1,083	58,341
GFI Group, Inc.	3,517	11,290
Greenhill & Co., Inc.	307	22,672
Legg Mason, Inc.	2,539	40,370
NYSE Euronext	4,627	82,823
optionsXpress Holdings, Inc.	793	9,016
Raymond James Financial, Inc.(a)	1,150	22,655
Student Loan Corp. (The)	1,141	49,565
T. Rowe Price Group, Inc.	2,831	81,703
Waddell & Reed Financial, Inc. Class A	1,987	35,905

Total Diversified Financial Services		1,212,319
Electric – 6.4%
Allegheny Energy, Inc.	1,205	27,920
ALLETE, Inc.	716	19,110
Alliant Energy Corp.	2,134	52,688
Ameren Corp.	6,244	144,798
American Electric Power Co., Inc.	7,868	198,746
Avista Corp.	1,002	13,808
Black Hills Corp.	814	14,562
CH Energy Group, Inc.	364	17,072
Cleco Corp.	970	21,039
CMS Energy Corp.	3,393	40,173

Investments	Shares	Value

Consolidated Edison, Inc.	6,302	$249,622
Constellation Energy Group, Inc.	5,436	112,308
Dominion Resources, Inc.	9,778	303,020
DPL, Inc.	2,482	55,944
DTE Energy Co.	3,859	106,894
Duke Energy Corp.	29,898	428,139
Edison International	4,774	137,539
Empire District Electric Co. (The)	1,045	15,090
Entergy Corp.	2,628	178,940
Exelon Corp.	9,568	434,291
FirstEnergy Corp.	5,026	194,004
FPL Group, Inc.	5,382	273,029
Great Plains Energy, Inc.	4,075	54,890
Hawaiian Electric Industries, Inc.	2,062	28,332
IDACORP, Inc.	850	19,856
Integrys Energy Group, Inc.	1,904	49,580
ITC Holdings Corp.	580	25,300
MDU Resources Group, Inc.	2,153	34,749
MGE Energy, Inc.	435	13,646
Northeast Utilities	2,301	49,679
NorthWestern Corp.	875	18,795
NSTAR	1,786	56,938
NV Energy, Inc.	3,893	36,555
OGE Energy Corp.	2,002	47,688
Otter Tail Corp.	860	18,963
Pepco Holdings, Inc.	5,381	67,155
PG&E Corp.	5,559	212,465
Pinnacle West Capital Corp.	2,703	71,792
PNM Resources, Inc.	1,794	14,818
Portland General Electric Co.	1,434	25,224
PPL Corp.	6,219	178,547
Progress Energy, Inc.	6,356	230,469
Public Service Enterprise Group, Inc.	8,588	253,088
SCANA Corp.	2,471	76,329
Southern Co. (The)	13,585	415,973
TECO Energy, Inc.	5,737	63,968
UIL Holdings Corp.	618	13,794
Unisource Energy Corp.	526	14,828
Westar Energy, Inc.	2,618	45,894
Wisconsin Energy Corp.	1,180	48,581
Xcel Energy, Inc.	8,896	165,732

Total Electric		5,392,364
Electrical Components & Equipment – 0.5%
Ametek, Inc.	397	12,414
Emerson Electric Co.	11,273	322,182
Hubbell, Inc. Class B	921	24,830
Molex, Inc.	1,891	25,983
Molex, Inc. Class A	1,800	22,752

Total Electrical Components & Equipment		408,161
Electronics – 0.1%
AVX Corp.	1,920	17,434
Brady Corp. Class A	711	12,535
Gentex Corp.	2,861	28,495

See Notes to Financial Statements.

14	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund

March 31, 2009

Investments	Shares	Value

Jabil Circuit, Inc.	3,765	$20,933
National Instruments Corp.	797	14,864
PerkinElmer, Inc.	888	11,340

Total Electronics		105,601
Engineering & Construction – 0.1%
Fluor Corp.	745	25,740
Granite Construction, Inc.	274	10,269
KBR, Inc.	989	13,658

Total Engineering & Construction		49,667
Entertainment – 0.2%
Cinemark Holdings, Inc.	4,468	41,955
International Game Technology	5,611	51,733
National CineMedia, Inc.	1,268	16,712
Regal Entertainment Group Class A	5,872	78,744

Total Entertainment		189,144
Environmental Control – 0.3%
Mine Safety Appliances Co.	703	14,074
Nalco Holding Co.	763	9,972
Republic Services, Inc.	2,431	41,692
Waste Management, Inc.	6,485	166,016

Total Environmental Control		231,754
Food – 2.6%
B&G Foods, Inc. Class A	2,428	12,626
Campbell Soup Co.	4,883	133,599
ConAgra Foods, Inc.	8,265	139,431
Corn Products International, Inc.	617	13,080
Del Monte Foods Co.	2,172	15,834
Flowers Foods, Inc.	1,062	24,936
General Mills, Inc.	3,781	188,596
H.J. Heinz Co.	5,420	179,185
Hershey Co. (The)	2,177	75,651
Hormel Foods Corp.	1,350	42,808
J.M. Smucker Co. (The)	1,491	55,570
Kellogg Co.	4,655	170,513
Kraft Foods, Inc. Class A	24,303	541,714
Kroger Co. (The)	3,613	76,668
Lancaster Colony Corp.	441	18,293
Lance, Inc.	525	10,930
McCormick & Co., Inc.	1,500	44,355
Ruddick Corp.	499	11,202
Safeway, Inc.	2,427	49,001
Sara Lee Corp.	12,506	101,048
SUPERVALU, Inc.	4,501	64,274
Sysco Corp.	9,372	213,682
Tyson Foods, Inc. Class A	2,526	23,719
Weis Markets, Inc.	547	16,979

Total Food		2,223,694
Forest Products & Paper – 0.6%
Glatfelter Co.	643	4,012
International Paper Co.	13,325	93,808
MeadWestvaco Corp.	5,302	63,571
Plum Creek Timber Co., Inc.	2,881	83,751

Investments	Shares	Value

Potlatch Corp.	1,200	$27,828
Rayonier, Inc.	1,852	55,967
Wausau Paper Corp.	582	3,061
Weyerhaeuser Co.	5,808	160,127

Total Forest Products & Paper		492,125
Gas – 0.9%
AGL Resources, Inc.	1,723	45,711
Atmos Energy Corp.	2,100	48,552
Centerpoint Energy, Inc.	7,692	80,227
Energen Corp.	512	14,915
Laclede Group, Inc. (The)	392	15,280
National Fuel Gas Co.	1,328	40,730
New Jersey Resources Corp.	689	23,412
Nicor, Inc.	936	31,103
NiSource, Inc.	8,896	87,181
Northwest Natural Gas Co.	392	17,021
Piedmont Natural Gas Co., Inc.	1,209	31,301
Sempra Energy	3,107	143,668
South Jersey Industries, Inc.	442	15,470
Southern Union Co.	2,390	36,376
Southwest Gas Corp.	768	16,182
UGI Corp.	1,426	33,668
Vectren Corp.	1,793	37,814
WGL Holdings, Inc.	988	32,406

Total Gas		751,017
Hand/Machine Tools – 0.2%
Baldor Electric Co.	862	12,490
Black & Decker Corp.	885	27,931
Kennametal, Inc.	802	13,001
Lincoln Electric Holdings, Inc.	412	13,056
Regal-Beloit Corp.	349	10,693
Snap-On, Inc.	740	18,574
Stanley Works (The)	1,210	35,235

Total Hand/Machine Tools		130,980
Healthcare-Products – 3.0%
Baxter International, Inc.	4,518	231,412
Beckman Coulter, Inc.	462	23,567
Becton Dickinson & Co.	1,812	121,839
C.R. Bard, Inc.	334	26,627
DENTSPLY International, Inc.	480	12,888
Hill-Rom Holdings, Inc.	734	7,259
Johnson & Johnson	32,809	1,725,753
Medtronic, Inc.	10,119	298,207
Meridian Bioscience, Inc.	528	9,567
STERIS Corp.	465	10,825
Stryker Corp.	1,284	43,707
West Pharmaceutical Services, Inc.	291	9,548

Total Healthcare-Products		2,521,199
Healthcare-Services – 0.1%
Aetna, Inc.	304	7,396
Quest Diagnostics, Inc.	639	30,340
UnitedHealth Group, Inc.	516	10,800

Total Healthcare-Services		48,536

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	15

Schedule of Investments (continued)

WisdomTree Total Dividend Fund

March 31, 2009

Investments	Shares	Value

Holding Companies-Diversified – 0.0%
Compass Diversified Holdings	1,726	$15,396
Home Builders – 0.1%
D.R. Horton, Inc.	2,421	23,484
KB Home*	732	9,648
Lennar Corp. Class A	979	7,352
MDC Holdings, Inc.	621	19,338
Ryland Group, Inc. (The)	535	8,913

Total Home Builders		68,735
Home Furnishings – 0.1%
Ethan Allen Interiors, Inc.	930	10,472
Whirlpool Corp.	1,176	34,798

Total Home Furnishings		45,270
Household Products/Wares – 0.7%
American Greetings Corp. Class A	992	5,020
Avery Dennison Corp.	2,078	46,423
Blyth, Inc.*	377	9,851
Church & Dwight Co., Inc.	283	14,781
Clorox Co.	1,917	98,687
Fortune Brands, Inc.	2,497	61,301
Kimberly-Clark Corp.	7,201	332,038
Scotts Miracle-Gro Co. (The) Class A	515	17,870
Standard Register Co. (The)	1,539	7,049
Tupperware Brands Corp.	1,223	20,779

Total Household Products/Wares		613,799
Housewares – 0.1%
Newell Rubbermaid, Inc.	9,415	60,068
Toro Co.	336	8,124

Total Housewares		68,192
Insurance – 2.2%
Allstate Corp. (The)	10,534	201,726
American Family Life Assurance Co., Inc.	4,473	86,597
American Financial Group, Inc.	1,099	17,639
American National Insurance Co.	473	24,790
AON Corp.	1,449	59,148
Arthur J. Gallagher & Co.	2,030	34,510
Assurant, Inc.	1,008	21,954
Brown & Brown, Inc.	757	14,315
Chubb Corp.	3,625	153,410
Cincinnati Financial Corp.	3,295	75,357
Erie Indemnity Co. Class A	892	30,489
Fidelity National Financial, Inc. Class A	3,154	61,535
First American Corp.	1,210	32,077
Hanover Insurance Group, Inc. (The)	239	6,888
Harleysville Group, Inc.	386	12,279
Hartford Financial Services Group, Inc.	8,673	68,083
HCC Insurance Holdings, Inc.	975	24,560
Horace Mann Educators Corp.	722	6,043
Lincoln National Corp.	4,568	30,560
Loews Corp.	1,458	32,222
Marsh & McLennan Cos., Inc.	6,865	139,016
Mercury General Corp.	1,124	33,383

Investments	Shares	Value

Metlife, Inc.	5,995	$136,506
Odyssey Re Holdings Corp.	125	4,741
Old Republic International Corp.	5,810	62,864
Principal Financial Group, Inc.	2,300	18,814
Protective Life Corp.	1,350	7,087
Prudential Financial, Inc.	3,178	60,446
Reinsurance Group of America, Inc.*	288	9,328
RLI Corp.	196	9,839
Safety Insurance Group, Inc.	386	11,997
Selective Insurance Group, Inc.	655	7,965
StanCorp Financial Group, Inc.	409	9,317
State Auto Financial Corp.	356	6,266
Torchmark Corp.	450	11,803
Transatlantic Holdings, Inc.	571	20,368
Travelers Cos., Inc. (The)	6,169	250,708
Unitrin, Inc.	2,816	39,368
Unum Group	2,259	28,238
W.R. Berkley Corp.	506	11,410
Zenith National Insurance Corp.	976	23,531

Total Insurance		1,897,177
Internet – 0.0%
NutriSystem, Inc.	786	11,216
United Online, Inc.	2,791	12,448

Total Internet		23,664
Investment Companies – 0.2%
Apollo Investment Corp.	13,730	47,780
Ares Capital Corp.	10,782	52,185
BlackRock Kelso Capital Corp.	3,921	16,429
Fifth Street Finance Corp.*	1,678	12,988
Gladstone Capital Corp.	1,968	12,320
Hercules Technology Growth Capital, Inc.	2,759	13,795
NGP Capital Resources Co.	1,903	9,458
Prospect Capital Corp.	1,896	16,154

Total Investment Companies		181,109
Iron/Steel – 0.3%
AK Steel Holding Corp.	966	6,878
Allegheny Technologies, Inc.	1,077	23,619
Carpenter Technology Corp.	676	9,545
Cliffs Natural Resources, Inc.	726	13,184
Nucor Corp.	3,527	134,625
Reliance Steel & Aluminum Co.	543	14,297
Steel Dynamics, Inc.	2,326	20,492
United States Steel Corp.(a)	1,475	31,167

Total Iron/Steel		253,807
Leisure Time – 0.1%
Callaway Golf Co.	884	6,347
Harley-Davidson, Inc.(a)	7,017	93,958
Polaris Industries, Inc.	770	16,509

Total Leisure Time		116,814
Lodging – 0.1%
Choice Hotels International, Inc.	711	18,358
Marriott International, Inc. Class A	2,572	42,078

See Notes to Financial Statements.

16	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund

March 31, 2009

Investments	Shares	Value

Starwood Hotels & Resorts Worldwide, Inc.	3,481	$44,209
Wyndham Worldwide Corp.	1,871	7,858

Total Lodging		112,503
Machinery-Construction & Mining – 0.3%
Caterpillar, Inc.	9,138	255,498
Joy Global, Inc.	1,250	26,625

Total Machinery-Construction & Mining		282,123
Machinery-Diversified – 0.4%
Applied Industrial Technologies, Inc.	742	12,518
Briggs & Stratton Corp.	1,294	21,351
Cognex Corp.	1,068	14,258
Cummins, Inc.	2,028	51,613
Deere & Co.	4,575	150,380
Flowserve Corp.	472	26,489
Graco, Inc.	935	15,960
IDEX Corp.	804	17,584
Nordson Corp.	408	11,599
Rockwell Automation, Inc.	2,092	45,689
Roper Industries, Inc.	323	13,711

Total Machinery-Diversified		381,152
Media – 1.5%
Belo Corp. Class A	7,520	4,587
Cablevision Systems Corp. Class A	2,527	32,699
CBS Corp. Class A	3,380	13,250
CBS Corp. Class B	33,518	128,709
Comcast Corp. Class A	12,282	167,527
Comcast Corp. Special Class A	5,113	65,804
FactSet Research Systems, Inc.(a)	403	20,146
Gannett Co., Inc.(a)	18,546	40,801
John Wiley & Sons, Inc. Class A	395	11,763
McGraw-Hill Cos., Inc. (The)	4,351	99,507
Meredith Corp.	871	14,494
News Corp. Class A	9,561	63,294
News Corp. Class B(a)	4,126	31,770
Scripps Networks Interactive, Inc. Class A*	822	18,503
Time Warner Cable, Inc. Class A*	2,863	71,002
Time Warner, Inc.*	11,406	220,136
Walt Disney Co. (The)	10,861	197,236
Washington Post Co. (The) Class B	70	24,997
World Wrestling Entertainment, Inc. Class A	1,327	15,314

Total Media		1,241,539
Metal Fabricate/Hardware – 0.1%
Commercial Metals Co.	1,658	19,150
Kaydon Corp.	391	10,686
Timken Co.	1,639	22,880
Worthington Industries, Inc.	1,691	14,729

Total Metal Fabricate/Hardware		67,445
Mining – 1.0%
Alcoa, Inc.	21,679	159,124
AMCOL International Corp.	466	6,915
Compass Minerals International, Inc.	361	20,350
Kaiser Aluminum Corp.	399	9,225

Investments	Shares	Value

Newmont Mining Corp.	1,746	$78,151
Southern Copper Corp.(a)	30,291	527,669
Vulcan Materials Co.	1,249	55,318

Total Mining		856,752
Miscellaneous Manufacturing – 5.5%
3M Co.	9,162	455,535
Acuity Brands, Inc.	330	7,438
Aptargroup, Inc.	512	15,944
Barnes Group, Inc.	1,153	12,326
Brink’s Co. (The)	434	11,484
Carlisle Cos., Inc.	874	17,157
CLARCOR, Inc.	291	7,330
Crane Co.	1,380	23,294
Danaher Corp.	269	14,585
Donaldson Co., Inc.	501	13,447
Dover Corp.	2,371	62,547
Eastman Kodak Co.	8,449	32,106
Eaton Corp.	2,847	104,940
General Electric Co.	300,819	3,041,280
Harsco Corp.	1,099	24,365
Honeywell International, Inc.	9,358	260,714
Illinois Tool Works, Inc.	7,213	222,521
ITT Corp.	1,144	44,010
Koppers Holdings, Inc.	411	5,968
Leggett & Platt, Inc.	4,292	55,753
NL Industries, Inc.	967	9,670
Pall Corp.	991	20,246
Parker Hannifin Corp.	1,684	57,222
Pentair, Inc.	1,172	25,397
SPX Corp.	596	28,018
Teleflex, Inc.	516	20,170
Textron, Inc.	5,485	31,484
Trinity Industries, Inc.	785	7,175

Total Miscellaneous Manufacturing		4,632,126
Office Furnishings – 0.1%
Herman Miller, Inc.	762	8,123
HNI Corp.	1,170	12,168
Knoll, Inc.	1,451	8,894
Steelcase, Inc. Class A	3,783	18,953

Total Office Furnishings		48,138
Office/Business Equipment – 0.2%
Pitney Bowes, Inc.	4,580	106,943
Xerox Corp.	7,599	34,575

Total Office/Business Equipment		141,518
Oil & Gas – 8.4%
Anadarko Petroleum Corp.	1,775	69,030
Apache Corp.	1,076	68,961
Chesapeake Energy Corp.	4,346	74,143
Chevron Corp.	28,386	1,908,675
Cimarex Energy Co.	393	7,223
ConocoPhillips	20,967	821,068
Devon Energy Corp.	1,612	72,040

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	17

Schedule of Investments (continued)

WisdomTree Total Dividend Fund

March 31, 2009

Investments	Shares	Value

Diamond Offshore Drilling, Inc.	492	$30,927
EOG Resources, Inc.	813	44,520
EQT Corp.	1,416	44,363
Exxon Mobil Corp.	40,949	2,788,627
Frontier Oil Corp.	961	12,291
Helmerich & Payne, Inc.	494	11,248
Hess Corp.	1,111	60,216
Holly Corp.	735	15,582
Marathon Oil Corp.	10,072	264,793
Murphy Oil Corp.	1,748	78,258
Noble Energy, Inc.	1,029	55,443
Occidental Petroleum Corp.	6,965	387,602
Patterson-UTI Energy, Inc.	3,774	33,815
Pioneer Natural Resources Co.	1,048	17,261
Questar Corp.	1,022	30,077
Range Resources Corp.	373	15,353
Sunoco, Inc.	1,411	37,363
Tesoro Corp.	1,879	25,310
Valero Energy Corp.	5,240	93,796
XTO Energy, Inc.	2,888	88,431

Total Oil & Gas		7,156,416
Oil & Gas Services – 0.3%
Baker Hughes, Inc.	2,366	67,549
BJ Services Co.	2,166	21,552
CARBO Ceramics, Inc.	261	7,423
Halliburton Co.	7,135	110,379
RPC, Inc.	1,318	8,738
Smith International, Inc.	1,759	37,783

Total Oil & Gas Services		253,424
Packaging & Containers – 0.3%
Ball Corp.	368	15,971
Bemis Co.	1,379	28,918
Greif, Inc. Class A	459	15,280
Greif, Inc. Class B	659	21,523
Packaging Corp. of America	3,653	47,562
Rock-Tenn Co. Class A	176	4,761
Sealed Air Corp.	2,075	28,635
Silgan Holdings, Inc.	239	12,557
Sonoco Products Co.	1,696	35,582
Temple-Inland, Inc.	4,074	21,877

Total Packaging & Containers		232,666
Pharmaceuticals – 8.5%
Abbott Laboratories	16,304	777,701
Allergan, Inc.	661	31,569
AmerisourceBergen Corp.	764	24,952
Bristol-Myers Squibb Co.	41,305	905,406
Cardinal Health, Inc.	2,374	74,733
Eli Lilly & Co.	21,382	714,373
Merck & Co., Inc.	42,792	1,144,686
Perrigo Co.	377	9,361
Pfizer, Inc.	190,371	2,592,853
Schering-Plough Corp.	9,493	223,560
Wyeth	16,514	710,763

Total Pharmaceuticals		7,209,957

Investments	Shares	Value

Pipelines – 0.5%
Crosstex Energy, Inc.	9,049	$14,840
El Paso Corp.	7,634	47,713
Oneok, Inc.	2,321	52,524
Spectra Energy Corp.	15,332	216,794
Williams Cos., Inc. (The)	7,134	81,185

Total Pipelines		413,056
REITS – 3.5%
Acadia Realty Trust	774	8,212
Alexandria Real Estate Equities, Inc.(a)	738	26,863
American Campus Communities, Inc.	1,052	18,263
Apartment Investment & Management Co. Class A	6,173	33,828
AvalonBay Communities, Inc.	1,565	73,649
BioMed Realty Trust, Inc.	3,867	26,180
Boston Properties, Inc.	2,137	74,859
Brandywine Realty Trust	8,734	24,892
BRE Properties, Inc.	1,367	26,834
Camden Property Trust	1,802	38,887
CBL & Associates Properties, Inc.(a)	5,499	12,978
Cedar Shopping Centers, Inc.	2,965	5,159
Cogdell Spencer, Inc.	1,311	6,686
Colonial Properties Trust	2,563	9,765
Corporate Office Properties Trust SBI MD	991	24,607
Cousins Properties, Inc.(a)	1,437	9,254
DCT Industrial Trust, Inc.	4,466	14,157
Digital Realty Trust, Inc.	1,193	39,584
Douglas Emmett, Inc.	2,614	19,317
Duke Realty Corp.(a)	9,488	52,184
EastGroup Properties, Inc.	620	17,403
Education Realty Trust, Inc.	2,199	7,674
Entertainment Properties Trust	1,427	22,489
Equity Lifestyle Properties, Inc.	180	6,858
Equity One, Inc.(a)	1,925	23,466
Equity Residential	6,645	121,936
Essex Property Trust, Inc.	513	29,415
Extra Space Storage, Inc.	3,214	17,709
Federal Realty Investment Trust	947	43,562
First Potomac Realty Trust	2,024	14,876
Franklin Street Properties Corp.	1,634	20,098
Getty Realty Corp.	980	17,983
HCP, Inc.	6,627	118,292
Health Care REIT, Inc.	2,727	83,419
Healthcare Realty Trust, Inc.	1,597	23,939
Hersha Hospitality Trust	5,182	9,846
Highwoods Properties, Inc.	1,580	33,844
Home Properties, Inc.	825	25,286
Hospitality Properties Trust	7,906	94,872
HRPT Properties Trust	23,008	73,396
Inland Real Estate Corp.	1,985	14,074
Investors Real Estate Trust*	1,756	17,314
Kilroy Realty Corp.	878	15,093
Kimco Realty Corp.	9,560	72,847
Kite Realty Group Trust	2,431	5,956

See Notes to Financial Statements.

18	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Total Dividend Fund

March 31, 2009

Investments	Shares	Value

LaSalle Hotel Properties	1,503	$8,777
Lexington Realty Trust	5,284	12,576
Liberty Property Trust	3,135	59,377
LTC Properties, Inc.	836	14,663
Macerich Co. (The)(a)	4,559	28,539
Mack-Cali Realty Corp.	2,813	55,726
Medical Properties Trust, Inc.	4,276	15,607
Mid-America Apartment Communities, Inc.	734	22,629
National Health Investors, Inc.	919	24,694
National Retail Properties, Inc.	2,849	45,128
Nationwide Health Properties, Inc.	2,514	55,786
Omega Healthcare Investors, Inc.	2,591	36,481
Parkway Properties, Inc.	527	5,428
Pennsylvania Real Estate Investment Trust(a)	5,445	19,330
Post Properties, Inc.	1,890	19,165
ProLogis	22,589	146,828
PS Business Parks, Inc.	307	11,313
Public Storage	1,791	98,953
Public Storage Class A*	481	11,049
Realty Income Corp.(a)	2,763	52,000
Regency Centers Corp.	1,740	46,232
Saul Centers, Inc.	309	7,098
Senior Housing Properties Trust	4,034	56,557
Simon Property Group, Inc.	5,693	197,206
SL Green Realty Corp.	2,682	28,966
Sovran Self Storage, Inc.	634	12,731
Sun Communities, Inc.	1,527	18,064
Tanger Factory Outlet Centers, Inc.	475	14,658
Taubman Centers, Inc.	1,239	21,113
UDR, Inc.	4,776	41,121
Universal Health Realty Income Trust	384	11,224
U-Store-It Trust	4,454	8,997
Ventas, Inc.	3,743	84,629
Vornado Realty Trust	3,741	124,351
Washington Real Estate Investment Trust	1,208	20,898
Weingarten Realty Investors	3,321	31,616
Winthrop Realty Trust	892	6,164

Total REITS		2,953,479
Retail – 5.6%
Abercrombie & Fitch Co. Class A	1,100	26,180
Advance Auto Parts, Inc.	307	12,612
American Eagle Outfitters, Inc.	3,289	40,257
Barnes & Noble, Inc.	1,531	32,733
Best Buy Co., Inc.	3,091	117,334
Bob Evans Farms, Inc.	519	11,636
Brinker International, Inc.	1,820	27,482
Buckle, Inc. (The)	848	27,077
Burger King Holdings, Inc.	678	15,560
Cato Corp. (The) Class A	763	13,948
Costco Wholesale Corp.	1,994	92,362
Cracker Barrel Old Country Store, Inc.	483	13,833
CVS/Caremark Corp.	5,791	159,195
Darden Restaurants, Inc.	1,602	54,885

Investments	Shares	Value

Family Dollar Stores, Inc.	1,270	$42,380
Foot Locker, Inc.	4,813	50,440
Gap, Inc. (The)	6,820	88,592
Guess ?, Inc.	1,115	23,504
Home Depot, Inc.	24,025	566,029
J.C. Penney Co., Inc.	3,475	69,743
Lowe’s Cos., Inc.	8,325	151,931
Ltd. Brands, Inc.	8,652	75,272
Macy’s, Inc.	8,263	73,541
McDonald’s Corp.	13,968	762,234
MSC Industrial Direct Co. Class A	536	16,653
Nordstrom, Inc.(a)	4,200	70,350
Nu Skin Enterprises, Inc. Class A	1,363	14,298
PetSmart, Inc.	321	6,728
RadioShack Corp.	1,235	10,584
Ross Stores, Inc.	759	27,233
Staples, Inc.	4,793	86,801
Target Corp.	5,296	182,129
Tiffany & Co.	1,338	28,847
Tim Hortons, Inc.	952	24,152
TJX Cos., Inc.	3,355	86,022
Walgreen Co.	6,716	174,347
Wal-Mart Stores, Inc.	25,260	1,316,046
Wendy’s/Arby’s Group, Inc. Class A	2,652	13,340
Williams-Sonoma, Inc.	2,646	26,672
Yum! Brands, Inc.	4,399	120,885

Total Retail		4,753,847
Savings & Loans – 0.6%
Astoria Financial Corp.	2,610	23,986
Brookline Bancorp, Inc.	1,086	10,317
Capitol Federal Financial	1,486	56,186
Dime Community Bancshares	741	6,951
First Niagara Financial Group, Inc.	1,986	21,647
Hudson City Bancorp, Inc.	7,165	83,759
New York Community Bancorp, Inc.(a)	10,943	122,233
NewAlliance Bancshares, Inc.	1,233	14,475
Northwest Bancorp, Inc.	998	16,866
People’s United Financial, Inc.	4,704	84,531
Provident Financial Services, Inc.	1,001	10,821
TFS Financial Corp.	2,245	27,232
Washington Federal, Inc.	1,916	25,464

Total Savings & Loans		504,468
Semiconductors – 2.6%
Altera Corp.	1,842	32,327
Analog Devices, Inc.	4,748	91,494
Applied Materials, Inc.	11,894	127,861
Intel Corp.	81,885	1,232,369
Intersil Corp. Class A	2,585	29,728
KLA-Tencor Corp.	1,828	36,560
Linear Technology Corp.	3,334	76,615
Maxim Integrated Products, Inc.	8,101	107,014
Microchip Technology, Inc.	5,070	107,433
National Semiconductor Corp.	2,982	30,625

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	19

Schedule of Investments (concluded)

WisdomTree Total Dividend Fund

March 31, 2009

Investments	Shares	Value

Texas Instruments, Inc.	14,329	$236,572
Xilinx, Inc.	3,486	66,792

Total Semiconductors		2,175,390
Software – 2.1%
Broadridge Financial Solutions, Inc.	1,481	27,562
CA, Inc.	1,858	32,719
Dun & Bradstreet Corp.	390	30,030
Fidelity National Information Services, Inc.	1,060	19,292
IMS Health, Inc.	685	8,542
Microsoft Corp.	90,814	1,668,253
Quality Systems, Inc.(a)	463	20,951

Total Software		1,807,349
Telecommunications – 7.7%
Adtran, Inc.	990	16,048
Alaska Communications Systems Group, Inc.	1,816	12,167
AT&T, Inc.	127,223	3,206,020
CenturyTel, Inc.	4,151	116,726
Consolidated Communications Holdings, Inc.	1,712	17,565
Corning, Inc.	13,782	182,887
Embarq Corp.	4,897	185,351
Frontier Communications Corp.	14,036	100,779
Harris Corp.	1,226	35,480
Iowa Telecommunications Services, Inc.	1,683	19,287
NTELOS Holdings Corp.	846	15,346
QUALCOMM, Inc.	11,678	454,391
Qwest Communications International, Inc.	61,575	210,587
Telephone & Data Systems, Inc.	313	8,298
Telephone & Data Systems, Inc. Special Shares*	389	9,200
Verizon Communications, Inc.	60,163	1,816,923
Virgin Media, Inc.	4,504	21,619
Windstream Corp.	18,263	147,200

Total Telecommunications		6,575,874
Textiles – 0.0%
Cintas Corp.*	1,155	28,552
Toys/Games/Hobbies – 0.1%
Hasbro, Inc.	1,570	39,360
Mattel, Inc.	6,955	80,191

Total Toys/Games/Hobbies		119,551
Transportation – 1.5%
Alexander & Baldwin, Inc.	903	17,184
Burlington Northern Santa Fe Corp.	2,849	171,367
C.H. Robinson Worldwide, Inc.	1,291	58,883
Con-way, Inc.	428	7,674
CSX Corp.	4,230	109,346
Expeditors International Washington, Inc.	884	25,008
FedEx Corp.	850	37,816
Horizon Lines, Inc. Class A*	1,487	4,506
JB Hunt Transport Services, Inc.	940	22,663
Norfolk Southern Corp.	4,176	140,940
Overseas Shipholding Group, Inc.	534	12,106
Ryder System, Inc.	641	18,147
Tidewater, Inc.	579	21,498

Investments	Shares	Value

Union Pacific Corp.	4,587	$188,572
United Parcel Service, Inc. Class B	8,697	428,066

Total Transportation		1,263,776
Trucking & Leasing – 0.0%
GATX Corp.	822	16,629
Water – 0.1%
American States Water Co.	233	8,462
American Water Works Co., Inc.	2,390	45,984
Aqua America, Inc.	1,436	28,720
California Water Service Group	280	11,721

Total Water		94,887
TOTAL COMMON STOCKS (Cost: $125,612,067)		84,312,466
SHORT-TERM INVESTMENT – 0.3%
MONEY MARKET FUND – 0.3%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $245,319)	245,319	245,319
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.6%
MONEY MARKET FUND – 1.6%
Dreyfus Institutional Preferred Money Market Fund, 0.59%(c) (Cost: $1,368,105)(d)	1,368,105	1,368,105
TOTAL INVESTMENTS IN SECURITIES – 101.3% (Cost: $127,225,491)		85,925,890
Liabilities in Excess of Other Assets – (1.3)%		(1,082,197)

NET ASSETS – 100.0%		$84,843,693
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2009.

(c)	Interest rates shown reflect yields as of March 31, 2009.

(d)	At March 31, 2009, the total market value of the Fund’s securities on loan was $1,363,900 and the total market value of the collateral held by the Fund was $1,368,105.

See Notes to Financial Statements.

20	WisdomTree Domestic Dividend Funds

Schedule of Investments

WisdomTree Equity Income Fund

March 31, 2009

Investments	Shares	Value

COMMON STOCKS – 98.9%
Advertising – 0.0%
Harte-Hanks, Inc.	3,082	$16,489
Agriculture – 8.4%
Altria Group, Inc.	179,680	2,878,474
Lorillard, Inc.*	11,211	692,167
Philip Morris International, Inc.	108,915	3,875,196
Reynolds American, Inc.	25,445	911,949
Universal Corp.	1,368	40,930
Vector Group Ltd.	7,985	103,725

Total Agriculture		8,502,441
Apparel – 0.3%
Jones Apparel Group, Inc.	8,057	34,001
VF Corp.	4,850	276,983

Total Apparel		310,984
Auto Manufacturers – 0.0%
Oshkosh Corp.	3,432	23,132
Auto Parts & Equipment – 0.0%
Cooper Tire & Rubber Co.	4,505	18,200
Superior Industries International, Inc.	1,601	18,972

Total Auto Parts & Equipment		37,172
Banks – 18.8%
Associated Banc-Corp	8,650	133,556
Bank of America Corp.	649,942	4,432,604
BB&T Corp.(a)	39,612	670,235
Chemical Financial Corp.	1,252	26,054
Comerica, Inc.	10,919	199,927
Fifth Third Bancorp(a)	47,192	137,801
First Busey Corp.	1,692	13,130
First Commonwealth Financial Corp.	5,191	46,044
First Financial Bancorp	2,118	20,185
First Merchants Corp.	846	9,128
First Midwest Bancorp, Inc.	3,304	28,381
FirstMerit Corp.	4,769	86,796
FNB Corp.(a)	7,024	53,874
Fulton Financial Corp.	12,150	80,554
Harleysville National Corp.	1,875	11,362
Huntington Bancshares, Inc.(a)	27,219	45,184
JPMorgan Chase & Co.	195,244	5,189,585
Marshall & Ilsley Corp.	27,409	154,313
Morgan Stanley	77,498	1,764,629
Old National Bancorp	3,880	43,340
Pacific Capital Bancorp NA	2,683	18,164
Park National Corp.	809	45,102
PNC Financial Services Group, Inc.	21,616	633,133
Provident Bankshares Corp.	1,993	14,051
Sandy Spring Bancorp, Inc.	799	8,917
Sterling Bancorp	1,172	11,603
SunTrust Banks, Inc.	27,350	321,089
Susquehanna Bancshares, Inc.	6,355	59,292
TCF Financial Corp.(a)	11,032	129,736
Trustmark Corp.(a)	2,646	48,633

Investments	Shares	Value

U.S. Bancorp	124,255	$1,815,366
Umpqua Holdings Corp.	3,450	31,257
Webster Financial Corp.	5,092	21,641
Wells Fargo & Co.	183,474	2,612,670
West Bancorp., Inc.	985	7,338
Whitney Holding Corp.	3,522	40,327
Wilmington Trust Corp.	4,200	40,698

Total Banks		19,005,699
Building Materials – 0.2%
Masco Corp.	30,300	211,494
Chemicals – 2.7%
Dow Chemical Co. (The)	80,682	680,149
E.I. Du Pont de Nemours & Co.	60,455	1,349,960
Eastman Chemical Co.	4,476	119,957
Ferro Corp.	3,888	5,560
Huntsman Corp.	27,509	86,103
Olin Corp.	3,784	53,998
PPG Industries, Inc.	8,785	324,166
RPM International, Inc.	8,415	107,123

Total Chemicals		2,727,016
Commercial Services – 0.3%
Corporate Executive Board Co. (The)	2,700	39,150
Deluxe Corp.	3,492	33,628
Electro Rent Corp.	1,509	14,547
Hillenbrand, Inc.	3,165	50,672
R.R. Donnelley & Sons Co.	16,332	119,713
Sotheby’s(a)	4,660	41,940

Total Commercial Services		299,650
Distribution/Wholesale – 0.0%
Watsco, Inc.	1,136	38,658
Diversified Financial Services – 0.8%
CIT Group, Inc.	25,340	72,219
Federated Investors, Inc. Class B	5,921	131,801
GFI Group, Inc.	7,608	24,422
Legg Mason, Inc.	6,278	99,820
NYSE Euronext	12,533	224,341
Student Loan Corp. (The)	2,958	128,495
Waddell & Reed Financial, Inc. Class A	4,727	85,417

Total Diversified Financial Services		766,515
Electric – 7.4%
ALLETE, Inc.	1,721	45,934
Ameren Corp.	17,186	398,543
American Electric Power Co., Inc.	21,673	547,460
Black Hills Corp.	2,217	39,662
Central Vermont Public Service Corp.	527	9,117
CH Energy Group, Inc.	757	35,503
Consolidated Edison, Inc.(a)	17,261	683,708
Constellation Energy Group, Inc.	14,339	296,244
DPL, Inc.	6,252	140,920
DTE Energy Co.	10,352	286,750
Duke Energy Corp.	83,006	1,188,646
Empire District Electric Co. (The)	2,522	36,418

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	21

Schedule of Investments (continued)

WisdomTree Equity Income Fund

March 31, 2009

Investments	Shares	Value

Great Plains Energy, Inc.	10,911	$146,971
Integrys Energy Group, Inc.	5,098	132,752
NorthWestern Corp.	2,199	47,235
OGE Energy Corp.	5,405	128,747
Otter Tail Corp.	1,913	42,182
Pepco Holdings, Inc.	14,553	181,621
Pinnacle West Capital Corp.	7,340	194,950
PNM Resources, Inc.	4,309	35,592
Portland General Electric Co.	3,498	61,530
Progress Energy, Inc.	17,346	628,966
SCANA Corp.	6,650	205,419
Southern Co. (The)	37,476	1,147,515
TECO Energy, Inc.	14,766	164,641
UIL Holdings Corp.	1,546	34,507
Westar Energy, Inc.	6,823	119,607
Xcel Energy, Inc.	24,409	454,740

Total Electric		7,435,880
Electrical Components & Equipment – 0.2%
Hubbell, Inc. Class B	2,082	56,131
Molex, Inc.	4,464	61,335
Molex, Inc. Class A	4,100	51,824

Total Electrical Components & Equipment		169,290
Electronics – 0.1%
Gentex Corp.	7,176	71,473
Entertainment – 0.5%
Cinemark Holdings, Inc.	10,938	102,708
International Game Technology	15,444	142,394
National CineMedia, Inc.	3,255	42,901
Regal Entertainment Group Class A	15,954	213,943

Total Entertainment		501,946
Food – 0.8%
B&G Foods, Inc. Class A	5,180	26,936
ConAgra Foods, Inc.	21,996	371,073
Sara Lee Corp.	34,072	275,302
SUPERVALU, Inc.	11,601	165,662

Total Food		838,973
Forest Products & Paper – 1.3%
International Paper Co.	36,519	257,094
MeadWestvaco Corp.	14,512	173,999
Plum Creek Timber Co., Inc.	8,367	243,228
Potlatch Corp.	3,242	75,182
Rayonier, Inc.	5,350	161,677
Weyerhaeuser Co.	15,698	432,794

Total Forest Products & Paper		1,343,974
Gas – 0.9%
AGL Resources, Inc.	4,529	120,154
Atmos Energy Corp.	5,407	125,010
Centerpoint Energy, Inc.	20,901	217,997
Nicor, Inc.	2,563	85,169
NiSource, Inc.	24,171	236,876
Vectren Corp.	4,700	99,123

Total Gas		884,329

Investments	Shares	Value

Holding Companies-Diversified – 0.0%
Compass Diversified Holdings	3,720	$33,182
Home Furnishings – 0.0%
Ethan Allen Interiors, Inc.	2,498	28,127
Household Products/Wares – 0.3%
Avery Dennison Corp.	5,567	124,367
Blyth, Inc.*	750	19,598
Ennis, Inc.	1,534	13,591
Fortune Brands, Inc.	6,826	167,578

Total Household Products/Wares		325,134
Housewares – 0.2%
Newell Rubbermaid, Inc.	25,465	162,467
Insurance – 1.8%
Allstate Corp. (The)	28,366	543,209
Arthur J. Gallagher & Co.	5,209	88,553
Baldwin & Lyons, Inc. Class B	711	13,452
Cincinnati Financial Corp.	8,856	202,537
Erie Indemnity Co. Class A	2,560	87,501
FBL Financial Group, Inc. Class A	1,287	5,341
Fidelity National Financial, Inc. Class A	8,423	164,333
Hartford Financial Services Group, Inc.	23,555	184,907
Horace Mann Educators Corp.	1,926	16,120
Lincoln National Corp.	11,844	79,236
Mercury General Corp.	2,877	85,447
Old Republic International Corp.	15,298	165,524
Protective Life Corp.	2,605	13,676
Safety Insurance Group, Inc.	733	22,782
Stewart Information Services Corp.	722	14,079
Unitrin, Inc.	7,617	106,486
Zenith National Insurance Corp.	2,423	58,418

Total Insurance		1,851,601
Internet – 0.0%
NutriSystem, Inc.	1,563	22,304
United Online, Inc.	5,986	26,698

Total Internet		49,002
Investment Companies – 0.4%
Apollo Investment Corp.	34,773	121,010
Ares Capital Corp.	27,348	132,364
BlackRock Kelso Capital Corp.	10,047	42,097
Hercules Technology Growth Capital, Inc.	6,510	32,550
NGP Capital Resources Co.	4,242	21,083
Prospect Capital Corp.	4,358	37,130

Total Investment Companies		386,234
Iron/Steel – 0.1%
Steel Dynamics, Inc.	6,345	55,899
Leisure Time – 0.3%
Harley-Davidson, Inc.(a)	19,358	259,204
Polaris Industries, Inc.	1,716	36,791

Total Leisure Time		295,995
Lodging – 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	9,807	124,549

See Notes to Financial Statements.

22	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree Equity Income Fund

March 31, 2009

Investments	Shares	Value

Machinery-Diversified – 0.0%
Briggs & Stratton Corp.	2,681	$44,236
NACCO Industries, Inc. Class A	372	10,111

Total Machinery-Diversified		54,347
Media – 0.6%
CBS Corp. Class A	8,300	32,536
CBS Corp. Class B	90,975	349,344
Courier Corp.	855	12,970
Gannett Co., Inc.(a)	49,615	109,153
Meredith Corp.(a)	1,908	31,749
World Wrestling Entertainment, Inc. Class A	3,049	35,186

Total Media		570,938
Metal Fabricate/Hardware – 0.1%
Timken Co.	4,027	56,217
Worthington Industries, Inc.	4,478	39,003

Total Metal Fabricate/Hardware		95,220
Mining – 1.9%
Alcoa, Inc.	58,336	428,186
Kaiser Aluminum Corp.	876	20,253
Southern Copper Corp.(a)	82,159	1,431,210

Total Mining		1,879,649
Miscellaneous Manufacturing – 8.6%
Barnes Group, Inc.	2,520	26,939
Crane Co.	3,173	53,560
Eastman Kodak Co.	22,630	85,994
General Electric Co.	822,850	8,319,014
Leggett & Platt, Inc.	11,193	145,397
Textron, Inc.	15,096	86,651

Total Miscellaneous Manufacturing		8,717,555
Office Furnishings – 0.1%
HNI Corp.	2,543	26,447
Steelcase, Inc. Class A	8,349	41,829

Total Office Furnishings		68,276
Office/Business Equipment – 0.3%
Pitney Bowes, Inc.	12,305	287,322
Oil & Gas – 0.1%
Patterson-UTI Energy, Inc.	9,871	88,444
Packaging & Containers – 0.2%
Greif, Inc. Class A	1,255	41,779
Packaging Corp. of America	9,371	122,010
Temple-Inland, Inc.	9,557	51,321

Total Packaging & Containers		215,110
Pharmaceuticals – 14.5%
Bristol-Myers Squibb Co.	112,142	2,458,153
Eli Lilly & Co.	58,315	1,948,304
Merck & Co., Inc.	117,094	3,132,264
Pfizer, Inc.	520,235	7,085,601

Total Pharmaceuticals		14,624,322

Investments	Shares	Value

Pipelines – 0.7%
Oneok, Inc.	6,409	$145,036
Spectra Energy Corp.	41,490	586,668

Total Pipelines		731,704
REITS – 7.4%
Acadia Realty Trust	1,887	20,021
Alexandria Real Estate Equities, Inc.(a)	1,955	71,162
American Campus Communities, Inc.	2,707	46,994
Apartment Investment & Management Co. Class A	16,318	89,423
AvalonBay Communities, Inc.	4,516	212,523
BioMed Realty Trust, Inc.	10,238	69,311
Boston Properties, Inc.	6,058	212,212
Brandywine Realty Trust	22,579	64,350
BRE Properties, Inc.	3,946	77,460
Camden Property Trust	4,897	105,677
CBL & Associates Properties, Inc.(a)	13,600	32,096
Cedar Shopping Centers, Inc.	6,615	11,510
Colonial Properties Trust	6,441	24,540
Corporate Office Properties Trust SBI MD	2,778	68,978
Cousins Properties, Inc.(a)	3,605	23,216
DCT Industrial Trust, Inc.	12,173	38,588
Digital Realty Trust, Inc.	3,001	99,573
Douglas Emmett, Inc.	6,968	51,494
Duke Realty Corp.(a)	25,646	141,053
EastGroup Properties, Inc.	1,486	41,712
Entertainment Properties Trust	3,751	59,116
Equity One, Inc.(a)	5,299	64,595
Equity Residential	18,507	339,603
Essex Property Trust, Inc.	1,403	80,448
Extra Space Storage, Inc.	8,326	45,876
Federal Realty Investment Trust	2,612	120,152
First Potomac Realty Trust	4,925	36,199
Franklin Street Properties Corp.	4,268	52,496
Getty Realty Corp.	2,367	43,435
HCP, Inc.	18,158	324,120
Health Care REIT, Inc.	7,522	230,098
Healthcare Realty Trust, Inc.	4,387	65,761
Highwoods Properties, Inc.	4,403	94,312
Home Properties, Inc.	2,379	72,916
Hospitality Properties Trust	21,483	257,796
HRPT Properties Trust	62,360	198,928
Inland Real Estate Corp.	5,316	37,690
Investors Real Estate Trust*	4,222	41,629
Kilroy Realty Corp.	2,387	41,033
Kimco Realty Corp.	25,718	195,971
LaSalle Hotel Properties	3,753	21,918
Lexington Realty Trust	13,466	32,049
Liberty Property Trust	8,720	165,157
LTC Properties, Inc.	1,832	32,133
Macerich Co. (The)(a)	12,278	76,860
Mack-Cali Realty Corp.	7,601	150,576
Medical Properties Trust, Inc.	10,913	39,832
Mid-America Apartment Communities, Inc.	1,918	59,132

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	23

Schedule of Investments (concluded)

WisdomTree Equity Income Fund

March 31, 2009

Investments	Shares	Value

National Health Investors, Inc.	2,342	$62,930
National Retail Properties, Inc.	7,341	116,281
Nationwide Health Properties, Inc.	6,832	151,602
Omega Healthcare Investors, Inc.	7,198	101,348
Parkway Properties, Inc.	1,154	11,886
Post Properties, Inc.	4,885	49,534
ProLogis	61,313	398,535
Public Storage Class A*	1,101	25,290
Realty Income Corp.(a)	7,573	142,524
Regency Centers Corp.	4,918	130,671
Saul Centers, Inc.	867	19,915
Senior Housing Properties Trust	10,788	151,248
Simon Property Group, Inc.	15,426	534,357
SL Green Realty Corp.	7,188	77,630
Sovran Self Storage, Inc.	1,653	33,192
Sun Communities, Inc.	3,360	39,749
Taubman Centers, Inc.	3,369	57,408
UDR, Inc.	13,185	113,523
Universal Health Realty Income Trust	877	25,635
Urstadt Biddle Properties, Inc. Class A	1,277	17,137
U-Store-It Trust	10,209	20,622
Ventas, Inc.	10,134	229,130
Vornado Realty Trust	10,185	338,549
Washington Real Estate Investment Trust	3,265	56,485
Weingarten Realty Investors	8,907	84,795

Total REITS		7,471,700
Retail – 1.0%
Barnes & Noble, Inc.(a)	3,920	83,810
Brinker International, Inc.	4,249	64,160
Brown Shoe Co., Inc.	1,747	6,551
Cato Corp. (The) Class A	1,371	25,062
Foot Locker, Inc.	12,559	131,618
Ltd. Brands, Inc.	22,534	196,046
Macy’s, Inc.	21,772	193,771
Nordstrom, Inc.(a)	11,472	192,156
PEP Boys-Manny, Moe & Jack	4,015	17,706
Williams-Sonoma, Inc.	6,528	65,802

Total Retail		976,682
Savings & Loans – 0.6%
Astoria Financial Corp.	6,476	59,514
Capitol Federal Financial	3,572	135,057
First Financial Holdings, Inc.	618	4,728
New York Community Bancorp, Inc.(a)	29,632	330,990
Washington Federal, Inc.	4,921	65,400

Total Savings & Loans		595,689
Semiconductors – 0.9%
Analog Devices, Inc.	12,742	245,539
Intersil Corp. Class A	6,906	79,419
Maxim Integrated Products, Inc.	21,392	282,588
Microchip Technology, Inc.	13,233	280,407

Total Semiconductors		887,953

Investments	Shares	Value

Software – 0.0%
Computer Programs & Systems, Inc.	631	$20,993
Telecommunications – 15.8%
Alaska Communications Systems Group, Inc.	4,326	28,984
AT&T, Inc.	349,613	8,810,248
CenturyTel, Inc.	11,326	318,487
Consolidated Communications Holdings, Inc.	4,067	41,728
Embarq Corp.	12,891	487,924
Frontier Communications Corp.	38,020	272,984
Iowa Telecommunications Services, Inc.	3,588	41,119
NTELOS Holdings Corp.	1,831	33,214
Qwest Communications International, Inc.	163,805	560,213
Verizon Communications, Inc.	164,195	4,958,689
Windstream Corp.	50,157	404,265

Total Telecommunications		15,957,855
Toys/Games/Hobbies – 0.2%
Mattel, Inc.	18,685	215,438
Transportation – 0.0%
Overseas Shipholding Group, Inc.	1,294	29,335
TOTAL COMMON STOCKS (Cost: $161,834,247)		99,985,837
SHORT-TERM INVESTMENT – 0.5%
MONEY MARKET FUND – 0.5%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $529,142)	529,142	529,142
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.3%
MONEY MARKET FUND – 3.3%
Dreyfus Institutional Preferred Money Market Fund, 0.59%(c) (Cost: $3,333,256)(d)	3,333,256	3,333,256
TOTAL INVESTMENTS IN SECURITIES – 102.7% (Cost: $165,696,645)		103,848,235
Liabilities in Excess of Other Assets – (2.7)%		(2,756,742)

NET ASSETS – 100.0%		$101,091,493
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2009.

(c)	Interest rates shown reflect yields as of March 31, 2009.

(d)	At March 31, 2009, the total market value of the Fund’s securities on loan was $3,321,193 and the total market value of the collateral held by the Fund was $3,333,256.

See Notes to Financial Statements.

24	WisdomTree Domestic Dividend Funds

Schedule of Investments

WisdomTree LargeCap Dividend Fund

March 31, 2009

Investments	Shares	Value

COMMON STOCKS – 99.5%
Advertising – 0.1%
Omnicom Group, Inc.	10,828	$253,375
Aerospace/Defense – 2.5%
Boeing Co.	43,510	1,548,086
General Dynamics Corp.	14,929	620,897
Goodrich Corp.	5,318	201,499
L-3 Communications Holdings, Inc.	3,028	205,299
Lockheed Martin Corp.	17,493	1,207,542
Northrop Grumman Corp.	18,802	820,519
Raytheon Co.	14,281	556,102
Rockwell Collins, Inc.	6,137	200,312
United Technologies Corp.	43,535	1,871,134

Total Aerospace/Defense		7,231,390
Agriculture – 4.3%
Altria Group, Inc.	262,751	4,209,271
Archer-Daniels-Midland Co.	18,301	508,402
Lorillard, Inc.*	16,444	1,015,252
Philip Morris International, Inc.	159,588	5,678,141
Reynolds American, Inc.	37,432	1,341,563

Total Agriculture		12,752,629
Airlines – 0.0%
Southwest Airlines Co.	2,501	15,831
Apparel – 0.3%
NIKE, Inc. Class B	11,737	550,348
VF Corp.	7,191	410,678

Total Apparel		961,026
Auto Manufacturers – 0.1%
PACCAR, Inc.	14,205	365,921
Auto Parts & Equipment – 0.1%
Johnson Controls, Inc.	26,374	316,488
Banks – 10.7%
Bank of America Corp.	952,228	6,494,195
Bank of New York Mellon Corp. (The)	63,792	1,802,124
BB&T Corp.(a)	57,483	972,612
Capital One Financial Corp.	28,507	348,926
Fifth Third Bancorp(a)	67,991	198,534
Goldman Sachs Group, Inc. (The)	11,807	1,251,778
JPMorgan Chase & Co.	285,939	7,600,258
KeyCorp	23,140	182,112
M&T Bank Corp.(a)	8,196	370,787
Marshall & Ilsley Corp.	40,441	227,683
Morgan Stanley	113,430	2,582,801
Northern Trust Corp.	7,543	451,222
PNC Financial Services Group, Inc.	34,754	1,017,945
Regions Financial Corp.	50,319	214,359
State Street Corp.	16,023	493,188
SunTrust Banks, Inc.	39,786	467,088
U.S. Bancorp	184,232	2,691,629
Wells Fargo & Co.	290,759	4,140,408
Zions Bancorp.	9,264	91,065

Total Banks		31,598,714

Investments	Shares	Value

Beverages – 3.3%
Brown-Forman Corp. Class B	3,297	$128,022
Coca-Cola Co. (The)	120,111	5,278,878
Coca-Cola Enterprises, Inc.	18,000	237,420
Molson Coors Brewing Co. Class B	4,203	144,079
Pepsi Bottling Group, Inc.	10,028	222,020
PepsiCo, Inc.	74,924	3,857,088

Total Beverages		9,867,507
Building Materials – 0.0%
Martin Marietta Materials, Inc.	1,062	84,217
Chemicals – 2.4%
Air Products & Chemicals, Inc.	12,053	677,981
Dow Chemical Co. (The)	117,512	990,626
E.I. Du Pont de Nemours & Co.	88,619	1,978,862
Ecolab, Inc.	5,444	189,070
Monsanto Co.*	11,189	929,806
Mosaic Co. (The)	4,070	170,859
PPG Industries, Inc.	12,852	474,239
Praxair, Inc.	12,276	826,052
Rohm & Haas Co.	7,225	569,619
Sherwin-Williams Co. (The)	4,477	232,670
Sigma-Aldrich Corp.	2,379	89,902

Total Chemicals		7,129,686
Coal – 0.1%
Consol Energy, Inc.	3,735	94,271
Peabody Energy Corp.	4,125	103,290

Total Coal		197,561
Commercial Services – 0.9%
Automatic Data Processing, Inc.	27,277	959,059
DeVry, Inc.	443	21,344
H&R Block, Inc.	14,507	263,882
Mastercard, Inc. Class A	608	101,828
McKesson Corp.	5,265	184,486
Moody’s Corp.	6,852	157,048
Paychex, Inc.	26,275	674,479
Visa, Inc. Class A	5,277	293,401
Western Union Co. (The)	3,250	40,853

Total Commercial Services		2,696,380
Computers – 2.0%
Hewlett-Packard Co.	33,875	1,086,032
International Business Machines Corp.	49,047	4,752,164

Total Computers		5,838,196
Cosmetics/Personal Care – 2.5%
Avon Products, Inc.	22,171	426,348
Colgate-Palmolive Co.	19,513	1,150,877
Procter & Gamble Co. (The)	120,384	5,668,883

Total Cosmetics/Personal Care		7,246,108
Distribution/Wholesale – 0.2%
Fastenal Co.(a)	3,467	111,481
Genuine Parts Co.	10,154	303,198
W.W. Grainger, Inc.	2,509	176,082

Total Distribution/Wholesale		590,761

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	25

Schedule of Investments (continued)

WisdomTree LargeCap Dividend Fund

March 31, 2009

Investments	Shares	Value

Diversified Financial Services – 1.2%
American Express Co.	65,657	$894,905
Ameriprise Financial, Inc.	9,684	198,425
BlackRock, Inc.	4,142	538,626
Charles Schwab Corp. (The)	27,436	425,258
CME Group, Inc.	2,149	529,492
Discover Financial Services	19,316	121,884
Franklin Resources, Inc.	4,327	233,096
NYSE Euronext	17,988	321,985
T. Rowe Price Group, Inc.	11,462	330,793

Total Diversified Financial Services		3,594,464
Electric – 6.3%
Allegheny Energy, Inc.	4,742	109,872
Ameren Corp.	25,202	584,434
American Electric Power Co., Inc.	32,193	813,195
Consolidated Edison, Inc.	25,809	1,022,295
Constellation Energy Group, Inc.	21,498	444,149
Dominion Resources, Inc.	40,857	1,266,159
DTE Energy Co.	15,092	418,048
Duke Energy Corp.	121,925	1,745,966
Edison International	19,184	552,691
Entergy Corp.	10,482	713,719
Exelon Corp.	39,581	1,796,582
FirstEnergy Corp.	20,515	791,879
FPL Group, Inc.	22,415	1,137,113
MDU Resources Group, Inc.	8,303	134,010
Northeast Utilities	9,156	197,678
NSTAR	6,675	212,799
Pepco Holdings, Inc.	20,868	260,433
PG&E Corp.	22,194	848,255
PPL Corp.	25,419	729,780
Progress Energy, Inc.	25,684	931,302
Public Service Enterprise Group, Inc.	34,711	1,022,933
SCANA Corp.	9,597	296,451
Southern Co. (The)	55,602	1,702,533
Wisconsin Energy Corp.	4,078	167,891
Xcel Energy, Inc.	35,333	658,254

Total Electric		18,558,421
Electrical Components & Equipment – 0.5%
Ametek, Inc.	1,318	41,214
Emerson Electric Co.	45,415	1,297,961

Total Electrical Components & Equipment		1,339,175
Electronics – 0.0%
Amphenol Corp. Class A	1,084	30,883
Engineering & Construction – 0.0%
Fluor Corp.	2,954	102,061
Environmental Control – 0.3%
Republic Services, Inc.	9,454	162,136
Waste Management, Inc.	26,249	671,974

Total Environmental Control		834,110

Investments	Shares	Value

Food – 2.6%
Campbell Soup Co.	19,326	$528,759
ConAgra Foods, Inc.	32,562	549,321
General Mills, Inc.	14,908	743,611
H.J. Heinz Co.	21,427	708,376
Hershey Co. (The)	8,731	303,402
J.M. Smucker Co. (The)	5,525	205,917
Kellogg Co.	18,614	681,831
Kraft Foods, Inc. Class A	97,847	2,181,010
Kroger Co. (The)	14,188	301,069
Safeway, Inc.	9,383	189,443
Sara Lee Corp.	49,671	401,342
Sysco Corp.	36,900	841,320

Total Food		7,635,401
Forest Products & Paper – 0.5%
International Paper Co.	53,633	377,576
Plum Creek Timber Co., Inc.	12,034	349,829
Weyerhaeuser Co.	23,163	638,604

Total Forest Products & Paper		1,366,009
Gas – 0.3%
Centerpoint Energy, Inc.	30,357	316,623
Sempra Energy	12,857	594,508

Total Gas		911,131
Healthcare-Products – 3.4%
Baxter International, Inc.	18,388	941,833
Becton Dickinson & Co.	7,416	498,652
C.R. Bard, Inc.	1,106	88,170
DENTSPLY International, Inc.	1,477	39,658
Johnson & Johnson	132,750	6,982,650
Medtronic, Inc.	40,389	1,190,264
Stryker Corp.	5,218	177,621

Total Healthcare-Products		9,918,848
Healthcare-Services – 0.1%
Aetna, Inc.	1,195	29,075
Quest Diagnostics, Inc.	2,467	117,133
UnitedHealth Group, Inc.	2,483	51,969

Total Healthcare-Services		198,177
Household Products/Wares – 0.7%
Church & Dwight Co., Inc.	614	32,069
Clorox Co.	7,172	369,215
Fortune Brands, Inc.	9,788	240,295
Kimberly-Clark Corp.	28,907	1,332,902

Total Household Products/Wares		1,974,481
Housewares – 0.1%
Newell Rubbermaid, Inc.	37,693	240,481
Insurance – 1.7%
Allstate Corp. (The)	41,991	804,128
American Family Life Assurance Co., Inc.	17,462	338,064
AON Corp.	5,671	231,490
Chubb Corp.	14,570	616,602

See Notes to Financial Statements.

26	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree LargeCap Dividend Fund

March 31, 2009

Investments	Shares	Value

Cincinnati Financial Corp.	13,105	$299,711
Loews Corp.	5,932	131,097
Marsh & McLennan Cos., Inc.	27,194	550,679
Metlife, Inc.	24,199	551,011
Principal Financial Group, Inc.	8,983	73,481
Prudential Financial, Inc.	12,626	240,147
Travelers Cos., Inc. (The)	25,212	1,024,616
Unum Group	8,162	102,025
W.R. Berkley Corp.	1,694	38,200

Total Insurance		5,001,251
Iron/Steel – 0.2%
Nucor Corp.	14,454	551,709
Leisure Time – 0.1%
Harley-Davidson, Inc.(a)	28,220	377,866
Lodging – 0.1%
Marriott International, Inc. Class A	10,647	174,185
Machinery-Construction & Mining – 0.3%
Caterpillar, Inc.	36,131	1,010,223
Machinery-Diversified – 0.3%
Cummins, Inc.	7,801	198,535
Deere & Co.	18,466	606,977
Rockwell Automation, Inc.	8,127	177,494
Roper Industries, Inc.	961	40,795

Total Machinery-Diversified		1,023,801
Media – 1.4%
CBS Corp. Class B	133,655	513,235
Comcast Corp. Class A	49,828	679,654
Comcast Corp. Special Class A	20,214	260,154
McGraw-Hill Cos., Inc. (The)	17,686	404,479
News Corp. Class A	38,892	257,465
News Corp. Class B(a)	16,904	130,161
Time Warner Cable, Inc. Class A*	11,456	284,109
Time Warner, Inc.*	45,640	880,846
Walt Disney Co. (The)	44,064	800,202

Total Media		4,210,305
Metal Fabricate/Hardware – 0.0%
Precision Castparts Corp.	448	26,835
Mining – 1.1%
Alcoa, Inc.	85,575	628,120
Newmont Mining Corp.	6,992	312,962
Southern Copper Corp.(a)	120,740	2,103,291
Vulcan Materials Co.(a)	4,956	219,501

Total Mining		3,263,874
Miscellaneous Manufacturing – 5.8%
3M Co.	37,719	1,875,389
Danaher Corp.	910	49,340
Dover Corp.	9,204	242,801
Eaton Corp.	11,098	409,072
General Electric Co.	1,206,329	12,195,986
Honeywell International, Inc.	37,209	1,036,643
Illinois Tool Works, Inc.	28,979	894,002
ITT Corp.	4,380	168,499

Investments	Shares	Value

Parker Hannifin Corp.	6,539	$222,195
Textron, Inc.	22,381	128,467

Total Miscellaneous Manufacturing		17,222,394
Office/Business Equipment – 0.2%
Pitney Bowes, Inc.	17,797	415,560
Xerox Corp.	26,929	122,527

Total Office/Business Equipment		538,087
Oil & Gas – 9.6%
Anadarko Petroleum Corp.	6,891	267,990
Apache Corp.	4,232	271,229
Chesapeake Energy Corp.	17,107	291,845
Chevron Corp.	114,213	7,679,682
ConocoPhillips	84,421	3,305,926
Devon Energy Corp.	6,400	286,016
Diamond Offshore Drilling, Inc.	1,719	108,056
ENSCO International, Inc.	733	19,351
EOG Resources, Inc.	3,145	172,220
EQT Corp.	5,635	176,545
Exxon Mobil Corp.	165,395	11,263,400
Hess Corp.	4,258	230,784
Marathon Oil Corp.	40,053	1,052,993
Murphy Oil Corp.	6,483	290,244
Noble Energy, Inc.	3,903	210,294
Occidental Petroleum Corp.	28,140	1,565,991
Questar Corp.	3,619	106,507
Range Resources Corp.	1,159	47,705
Sunoco, Inc.	4,927	130,467
Valero Energy Corp.	20,815	372,589
XTO Energy, Inc.	11,295	345,853

Total Oil & Gas		28,195,687
Oil & Gas Services – 0.3%
Baker Hughes, Inc.	9,093	259,605
Halliburton Co.	28,151	435,496
Smith International, Inc.	6,837	146,859

Total Oil & Gas Services		841,960
Pharmaceuticals – 9.8%
Abbott Laboratories	65,526	3,125,590
Allergan, Inc.	2,492	119,018
AmerisourceBergen Corp.	2,923	95,465
Bristol-Myers Squibb Co.	163,588	3,585,849
Cardinal Health, Inc.	8,930	281,116
Eli Lilly & Co.	85,104	2,843,325
Merck & Co., Inc.	172,060	4,602,605
Pfizer, Inc.	762,101	10,379,816
Schering-Plough Corp.	37,560	884,538
Wyeth	65,713	2,828,287

Total Pharmaceuticals		28,745,609
Pipelines – 0.5%
El Paso Corp.	29,673	185,456
Spectra Energy Corp.	61,320	867,065
Williams Cos., Inc. (The)	27,716	315,408

Total Pipelines		1,367,929

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	27

Schedule of Investments (concluded)

WisdomTree LargeCap Dividend Fund

March 31, 2009

Investments	Shares	Value

REITS – 1.3%
AvalonBay Communities, Inc.	6,456	$303,819
Boston Properties, Inc.	8,848	309,946
Equity Residential	27,045	496,276
HCP, Inc.	26,791	478,219
Health Care REIT, Inc.	10,908	333,676
Kimco Realty Corp.	38,150	290,703
Public Storage	7,662	423,326
Simon Property Group, Inc.	22,880	792,563
Vornado Realty Trust	14,876	494,478

Total REITS		3,923,006
Retail – 5.5%
Best Buy Co., Inc.	12,557	476,664
Costco Wholesale Corp.	7,965	368,939
CVS/Caremark Corp.	22,362	614,731
Family Dollar Stores, Inc.	3,874	129,275
Gap, Inc. (The)	26,828	348,496
Home Depot, Inc.	96,739	2,279,171
J.C. Penney Co., Inc.	13,371	268,356
Lowe’s Cos., Inc.	33,777	616,430
McDonald’s Corp.	56,547	3,085,770
Staples, Inc.	19,624	355,391
Target Corp.	21,529	740,382
Tim Hortons, Inc.	3,810	96,660
TJX Cos., Inc.	13,629	349,447
Walgreen Co.	26,234	681,035
Wal-Mart Stores, Inc.	101,860	5,306,906
Yum! Brands, Inc.	17,581	483,126

Total Retail		16,200,779
Savings & Loans – 0.4%
Hudson City Bancorp, Inc.	28,922	338,098
New York Community Bancorp, Inc.(a)	43,340	484,108
People’s United Financial, Inc.	18,200	327,054
TFS Financial Corp.	7,188	87,190

Total Savings & Loans		1,236,450
Semiconductors – 2.7%
Altera Corp.	4,937	86,644
Analog Devices, Inc.	18,694	360,233
Applied Materials, Inc.	47,914	515,076
Intel Corp.	329,507	4,959,080
Linear Technology Corp.	12,907	296,603
Maxim Integrated Products, Inc.	31,791	419,959
Texas Instruments, Inc.	58,632	968,014
Xilinx, Inc.	13,866	265,673

Total Semiconductors		7,871,282
Software – 2.4%
CA, Inc.	6,075	106,981
Dun & Bradstreet Corp.	1,260	97,020
Microsoft Corp.	370,053	6,797,873

Total Software		7,001,874

Investments	Shares	Value

Telecommunications – 8.5%
AT&T, Inc.	511,908	$12,900,082
Corning, Inc.	53,450	709,281
Embarq Corp.	18,814	712,110
Harris Corp.	4,505	130,375
QUALCOMM, Inc.	46,287	1,801,027
Qwest Communications International, Inc.	242,241	828,464
Verizon Communications, Inc.	240,546	7,264,489
Windstream Corp.	73,865	595,352

Total Telecommunications		24,941,180
Textiles – 0.0%
Cintas Corp.*	3,857	95,345
Toys/Games/Hobbies – 0.2%
Hasbro, Inc.	5,989	150,144
Mattel, Inc.	27,314	314,931

Total Toys/Games/Hobbies		465,075
Transportation – 1.6%
Burlington Northern Santa Fe Corp.	11,459	689,259
C.H. Robinson Worldwide, Inc.	4,878	222,486
CSX Corp.	16,742	432,781
Expeditors International Washington, Inc.	2,961	83,767
FedEx Corp.	3,327	148,018
Norfolk Southern Corp.	16,107	543,611
Union Pacific Corp.	18,077	743,145
United Parcel Service, Inc. Class B	35,231	1,734,070

Total Transportation		4,597,137
TOTAL COMMON STOCKS (Cost: $422,971,306)		292,733,275
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $403,179)	403,179	403,179
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5%
MONEY MARKET FUND – 1.5%
Dreyfus Institutional Preferred Money Market Fund, 0.59%(c) (Cost: $4,357,334)(d)	4,357,334	4,357,334
TOTAL INVESTMENTS IN SECURITIES – 101.1% (Cost: $427,731,819)		297,493,788
Liabilities in Excess of Other Assets – (1.1)%		(3,358,749)

NET ASSETS – 100.0%		$294,135,039
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2009.

(c)	Interest rates shown reflect yields as of March 31, 2009.

(d)	At March 31, 2009, the total market value of the Fund’s securities on loan was $4,296,768 and the total market value of the collateral held by the Fund was $4,357,334.

See Notes to Financial Statements.

28	WisdomTree Domestic Dividend Funds

Schedule of Investments

WisdomTree Dividend ex-Financials Fund†

(formerly WisdomTree Dividend Top 100 Fund)

March 31, 2009

Investments	Shares	Value

COMMON STOCKS – 98.9%
Aerospace/Defense – 1.5%
Boeing Co.	20,064	$713,877
Northrop Grumman Corp.	20,280	885,019

Total Aerospace/Defense		1,598,896
Agriculture – 5.6%
Altria Group, Inc.	116,090	1,859,762
Lorillard, Inc.*	23,397	1,444,531
Philip Morris International, Inc.	26,842	955,038
Reynolds American, Inc.	44,597	1,598,357

Total Agriculture		5,857,688
Apparel – 1.0%
VF Corp.	18,194	1,039,059
Banks – 11.3%
Bank of America Corp.	305,013	2,080,189
BB&T Corp.(a)	50,950	862,074
Capital One Financial Corp.	30,619	374,776
JPMorgan Chase & Co.	35,760	950,501
M&T Bank Corp.(a)	17,317	783,421
Marshall & Ilsley Corp.	145,244	817,724
Morgan Stanley	107,406	2,445,635
PNC Financial Services Group, Inc.	25,544	748,184
Regions Financial Corp.	106,199	452,408
SunTrust Banks, Inc.	52,114	611,818
U.S. Bancorp	56,771	829,424
Wells Fargo & Co.	36,130	514,491
Zions Bancorp.	35,745	351,373

Total Banks		11,822,018
Beverages – 0.8%
Pepsi Bottling Group, Inc.	38,303	848,029
Chemicals – 2.9%
Dow Chemical Co. (The)	98,146	827,371
E.I. Du Pont de Nemours & Co.	56,999	1,272,787
PPG Industries, Inc.	25,502	941,024

Total Chemicals		3,041,182
Commercial Services – 0.9%
Paychex, Inc.	36,460	935,928
Cosmetics/Personal Care – 0.7%
Avon Products, Inc.	35,746	687,396
Distribution/Wholesale – 0.7%
Genuine Parts Co.	23,150	691,259
Diversified Financial Services – 0.7%
NYSE Euronext	42,938	768,590
Electric – 16.8%
Ameren Corp.	48,098	1,115,393
American Electric Power Co., Inc.	36,663	926,107
Consolidated Edison, Inc.	33,325	1,320,003
Constellation Energy Group, Inc.	70,367	1,453,782
Dominion Resources, Inc.	27,066	838,775
DTE Energy Co.	36,183	1,002,269

Investments	Shares	Value

Duke Energy Corp.	89,605	$1,283,144
Exelon Corp.	15,600	708,084
NSTAR	25,949	827,254
Pepco Holdings, Inc.	79,217	988,628
PG&E Corp.	23,280	889,762
PPL Corp.	29,243	839,566
Progress Energy, Inc.	35,391	1,283,278
Public Service Enterprise Group, Inc.	31,861	938,944
SCANA Corp.	34,709	1,072,161
Southern Co. (The)	28,293	866,332
Xcel Energy, Inc.	61,144	1,139,113

Total Electric		17,492,595
Electrical Components & Equipment – 0.7%
Emerson Electric Co.	24,330	695,351
Environmental Control – 0.7%
Waste Management, Inc.	26,334	674,150
Food – 4.4%
ConAgra Foods, Inc.	71,308	1,202,966
H.J. Heinz Co.	25,555	844,848
Kraft Foods, Inc. Class A	35,623	794,037
Sara Lee Corp.	108,802	879,120
Sysco Corp.	38,095	868,566

Total Food		4,589,537
Forest Products & Paper – 2.9%
International Paper Co.	142,394	1,002,454
Plum Creek Timber Co., Inc.	28,714	834,716
Weyerhaeuser Co.	42,441	1,170,098

Total Forest Products & Paper		3,007,268
Gas – 1.0%
Centerpoint Energy, Inc.	101,114	1,054,619
Household Products/Wares – 1.4%
Fortune Brands, Inc.	25,665	630,076
Kimberly-Clark Corp.	17,288	797,150

Total Household Products/Wares		1,427,226
Housewares – 0.9%
Newell Rubbermaid, Inc.	149,411	953,242
Insurance – 1.7%
Allstate Corp. (The)	45,528	871,861
Cincinnati Financial Corp.	39,063	893,371

Total Insurance		1,765,232
Iron/Steel – 0.7%
Nucor Corp.	19,389	740,078
Leisure Time – 1.3%
Harley-Davidson, Inc.(a)	102,424	1,371,457
Machinery-Construction & Mining – 0.6%
Caterpillar, Inc.	20,900	584,364
Media – 1.8%
CBS Corp. Class B	483,601	1,857,028

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	29

Schedule of Investments (concluded)

WisdomTree Dividend ex-Financials Fund†

(formerly WisdomTree Dividend Top 100 Fund)

March 31, 2009

Investments	Shares	Value

Mining – 3.5%
Alcoa, Inc.	152,805	$1,121,589
Southern Copper Corp.(a)	143,436	2,498,655

Total Mining		3,620,244
Miscellaneous Manufacturing – 2.9%
Eaton Corp.	21,337	786,482
General Electric Co.	97,261	983,309
Honeywell International, Inc.	26,751	745,283
Textron, Inc.	86,459	496,274

Total Miscellaneous Manufacturing		3,011,348
Office/Business Equipment – 1.1%
Pitney Bowes, Inc.	50,871	1,187,838
Pharmaceuticals – 4.7%
Bristol-Myers Squibb Co.	58,257	1,276,994
Eli Lilly & Co.	32,179	1,075,100
Merck & Co., Inc.	44,263	1,184,035
Pfizer, Inc.	101,086	1,376,791

Total Pharmaceuticals		4,912,920
Pipelines – 1.2%
Spectra Energy Corp.	88,535	1,251,885
REITS – 7.6%
AvalonBay Communities, Inc.	20,120	946,847
Boston Properties, Inc.	19,452	681,404
Equity Residential	46,412	851,660
HCP, Inc.	72,484	1,293,839
Health Care REIT, Inc.	39,241	1,200,382
Kimco Realty Corp.	141,266	1,076,447
Simon Property Group, Inc.	29,773	1,031,337
Vornado Realty Trust	25,328	841,903

Total REITS		7,923,819
Retail – 1.7%
Home Depot, Inc.	34,619	815,624
J.C. Penney Co., Inc.	46,229	927,816

Total Retail		1,743,440
Savings & Loans – 1.5%
New York Community Bancorp, Inc.(a)	141,404	1,579,483
Semiconductors – 4.2%
Analog Devices, Inc.	53,264	1,026,397
Intel Corp.	61,161	920,473
Linear Technology Corp.	41,067	943,720
Maxim Integrated Products, Inc.	115,823	1,530,022

Total Semiconductors		4,420,612
Telecommunications – 8.6%
AT&T, Inc.	43,833	1,104,592
Embarq Corp.	59,649	2,257,715
Qwest Communications International, Inc.	672,289	2,299,228
Verizon Communications, Inc.	37,427	1,130,295
Windstream Corp.	275,431	2,219,974

Total Telecommunications		9,011,804

Investments	Shares	Value

Toys/Games/Hobbies – 0.9%
Mattel, Inc.	80,983	$933,734
TOTAL COMMON STOCKS (Cost: $161,498,965)		103,099,319
SHORT-TERM INVESTMENT – 0.7%
MONEY MARKET FUND – 0.7%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $719,398)	719,398	719,398
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.5%
MONEY MARKET FUND – 4.5%
Dreyfus Institutional Preferred Money Market Fund, 0.59%(c) (Cost: $4,708,361)(d)	4,708,361	4,708,361
TOTAL INVESTMENTS IN SECURITIES – 104.1% (Cost: $166,926,724)		108,527,078
Liabilities in Excess of Other Assets – (4.1)%		(4,250,441)

NET ASSETS – 100.0%		$104,276,637
†	Fund name change effective May 6, 2009. Information presented reflects the investment style of WisdomTree Dividend Top 100 Fund.

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2009.

(c)	Interest rates shown reflect yields as of March 31, 2009.

(d)	At March 31, 2009, the total market value of the Fund’s securities on loan was $4,705,806 and the total market value of the collateral held by the Fund was $4,708,361.

See Notes to Financial Statements.

30	WisdomTree Domestic Dividend Funds

Schedule of Investments

WisdomTree MidCap Dividend Fund

March 31, 2009

Investments	Shares	Value

COMMON STOCKS – 98.6%
Aerospace/Defense – 0.1%
Curtiss-Wright Corp.	1,278	$35,848
Apparel – 0.1%
Columbia Sportswear Co.	1,758	52,600
Polo Ralph Lauren Corp.	697	29,448

Total Apparel		82,048
Auto Parts & Equipment – 0.1%
WABCO Holdings, Inc.	3,552	43,725
Banks – 8.1%
Associated Banc-Corp	24,206	373,741
BancorpSouth, Inc.	10,241	213,423
Bank of Hawaii Corp.	5,979	197,187
BOK Financial Corp.	4,498	155,406
Cathay General Bancorp	2,717	28,338
City National Corp.	5,977	201,843
Comerica, Inc.	30,883	565,468
Commerce Bancshares, Inc.	5,221	189,522
Cullen/Frost Bankers, Inc.	6,100	286,334
First Citizens BancShares, Inc. Class A	205	27,019
First Commonwealth Financial Corp.	14,910	132,252
First Financial Bankshares, Inc.	1,547	74,519
FirstMerit Corp.	13,550	246,610
FNB Corp.	19,675	150,907
Fulton Financial Corp.	34,039	225,679
Glacier Bancorp, Inc.	5,041	79,194
Hancock Holding Co.	2,094	65,500
Huntington Bancshares, Inc.(a)	78,354	130,068
International Bancshares Corp.	6,549	51,082
National Penn Bancshares, Inc.	11,408	94,686
Old National Bancorp	11,096	123,942
Park National Corp.(a)	2,442	136,142
PrivateBancorp, Inc.(a)	973	14,070
Prosperity Bancshares, Inc.	2,743	75,021
Susquehanna Bancshares, Inc.	17,688	165,029
Synovus Financial Corp.	30,139	97,952
TCF Financial Corp.(a)	30,717	361,232
Trustmark Corp.(a)	7,590	139,504
UMB Financial Corp.	1,833	77,884
United Bankshares, Inc.(a)	4,758	82,028
Valley National Bancorp(a)	18,554	229,513
Westamerica Bancorp.	2,406	109,617
Whitney Holding Corp.	10,113	115,794
Wilmington Trust Corp.	11,814	114,478

Total Banks		5,330,984
Beverages – 0.5%
Brown-Forman Corp. Class A	4,004	160,560
PepsiAmericas, Inc.	10,279	177,313

Total Beverages		337,873
Building Materials – 1.1%
Lennox International, Inc.	2,817	74,538
Masco Corp.	85,715	598,291

Investments	Shares	Value

Simpson Manufacturing Co., Inc.	2,060	$37,121

Total Building Materials		709,950
Chemicals – 4.4%
Airgas, Inc.	4,307	145,620
Albemarle Corp.	6,747	146,882
Cabot Corp.	9,544	100,308
Celanese Corp. Series A	5,543	74,110
CF Industries Holdings, Inc.	1,385	98,515
Cytec Industries, Inc.	3,371	50,632
Eastman Chemical Co.	12,789	342,745
FMC Corp.	2,593	111,862
Huntsman Corp.	80,006	250,419
International Flavors & Fragrances, Inc.	7,954	242,279
Lubrizol Corp.	7,238	246,164
Olin Corp.	10,857	154,929
RPM International, Inc.	23,950	304,884
Sensient Technologies Corp.	4,982	117,077
Terra Industries, Inc.	7,479	210,085
Valhi, Inc.	9,472	88,847
Valspar Corp. (The)	9,535	190,414
Westlake Chemical Corp.	2,562	37,482

Total Chemicals		2,913,254
Coal – 0.4%
Arch Coal, Inc.	9,753	130,398
Massey Energy Co.	4,452	45,054
Walter Industries, Inc.	3,511	80,296

Total Coal		255,748
Commercial Services – 3.0%
Aaron Rents, Inc.	383	10,211
Equifax, Inc.	2,296	56,137
Global Payments, Inc.	569	19,010
Hillenbrand, Inc.	8,767	140,360
Interactive Data Corp.	7,050	175,263
Lender Processing Services, Inc.*	4,130	126,419
Manpower, Inc.	4,708	148,443
Pharmaceutical Product Development, Inc.	6,081	144,241
R.R. Donnelley & Sons Co.	46,748	342,663
Robert Half International, Inc.	10,227	182,347
Rollins, Inc.	4,273	73,282
SEI Investments Co.	5,600	68,376
Service Corp. International	22,213	77,523
Strayer Education, Inc.	412	74,107
Total System Services, Inc.	11,618	160,445
Watson Wyatt Worldwide, Inc. Class A	819	40,434
Weight Watchers International, Inc.	5,589	103,676

Total Commercial Services		1,942,937
Computers – 0.4%
Diebold, Inc.	7,018	149,834
Jack Henry & Associates, Inc.	3,877	63,273
Syntel, Inc.	1,167	24,017

Total Computers		237,124

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	31

Schedule of Investments (continued)

WisdomTree MidCap Dividend Fund

March 31, 2009

Investments	Shares	Value

Cosmetics/Personal Care – 0.3%
Alberto-Culver Co.	3,214	$72,669
Estee Lauder Cos., Inc. (The) Class A	6,488	159,929

Total Cosmetics/Personal Care		232,598
Distribution/Wholesale – 0.3%
Owens & Minor, Inc.	2,671	88,490
Watsco, Inc.	3,348	113,933

Total Distribution/Wholesale		202,423
Diversified Financial Services – 2.3%
Eaton Vance Corp.	10,427	238,257
Federated Investors, Inc. Class B	16,762	373,122
Greenhill & Co., Inc.	2,071	152,943
Janus Capital Group, Inc.	2,342	15,574
Legg Mason, Inc.	18,545	294,866
Raymond James Financial, Inc.(a)	8,658	170,563
Waddell & Reed Financial, Inc. Class A	13,455	243,132

Total Diversified Financial Services		1,488,457
Electric – 7.8%
ALLETE, Inc.	5,228	139,535
Alliant Energy Corp.	16,438	405,854
Black Hills Corp.	6,126	109,594
Cleco Corp.	7,255	157,361
CMS Energy Corp.	24,715	292,626
DPL, Inc.	17,521	394,923
Great Plains Energy, Inc.	30,470	410,431
Hawaiian Electric Industries, Inc.	14,190	194,971
IDACORP, Inc.	5,487	128,176
Integrys Energy Group, Inc.	14,503	377,658
ITC Holdings Corp.	4,465	194,763
NV Energy, Inc.	29,865	280,433
OGE Energy Corp.	15,408	367,019
Ormat Technologies, Inc.	885	24,302
Pinnacle West Capital Corp.	20,798	552,395
Portland General Electric Co.	10,022	176,287
TECO Energy, Inc.	42,074	469,125
Unisource Energy Corp.	3,669	103,429
Westar Energy, Inc.	19,206	336,681

Total Electric		5,115,563
Electrical Components & Equipment – 0.5%
Hubbell, Inc. Class B	6,329	170,630
Molex, Inc.	12,407	170,472

Total Electrical Components & Equipment		341,102
Electronics – 1.1%
AVX Corp.	10,357	94,042
Brady Corp. Class A	4,248	74,892
Gentex Corp.	20,547	204,648
Jabil Circuit, Inc.	27,680	153,901
National Instruments Corp.	4,153	77,453
PerkinElmer, Inc.	7,147	91,267
Woodward Governor Co.	2,098	23,456

Total Electronics		719,659

Investments	Shares	Value

Engineering & Construction – 0.2%
Granite Construction, Inc.	1,451	$54,383
KBR, Inc.	6,250	86,313

Total Engineering & Construction		140,696
Entertainment – 1.5%
International Game Technology	43,383	399,991
Regal Entertainment Group Class A	45,082	604,550

Total Entertainment		1,004,541
Environmental Control – 0.1%
Nalco Holding Co.	4,646	60,723
Food – 2.6%
Corn Products International, Inc.	4,412	93,534
Del Monte Foods Co.	13,345	97,285
Flowers Foods, Inc.	6,776	159,101
Hormel Foods Corp.	9,896	313,802
McCormick & Co., Inc.	10,547	311,875
Ruddick Corp.	2,545	57,135
Seaboard Corp.	13	13,130
SUPERVALU, Inc.	33,136	473,182
Tyson Foods, Inc. Class A	18,012	169,133

Total Food		1,688,177
Forest Products & Paper – 1.8%
MeadWestvaco Corp.	41,025	491,890
Potlatch Corp.	9,110	211,261
Rayonier, Inc.	15,187	458,951

Total Forest Products & Paper		1,162,102
Gas – 5.7%
AGL Resources, Inc.	12,867	341,362
Atmos Energy Corp.	15,319	354,175
Energen Corp.	3,483	101,460
Laclede Group, Inc. (The)	2,325	90,628
National Fuel Gas Co.	10,052	308,295
New Jersey Resources Corp.	4,112	139,726
Nicor, Inc.	7,067	234,836
NiSource, Inc.	68,282	669,164
Northwest Natural Gas Co.	2,809	121,967
Piedmont Natural Gas Co., Inc.	7,344	190,136
South Jersey Industries, Inc.	2,885	100,975
Southern Union Co.	16,855	256,533
Southwest Gas Corp.	4,815	101,452
UGI Corp.	10,441	246,512
Vectren Corp.	12,948	273,073
WGL Holdings, Inc.	6,657	218,350

Total Gas		3,748,644
Hand/Machine Tools – 1.2%
Black & Decker Corp.	6,694	211,263
Kennametal, Inc.	4,709	76,333
Lincoln Electric Holdings, Inc.	2,596	82,267
Regal-Beloit Corp.	1,714	52,517
Snap-On, Inc.	5,315	133,406
Stanley Works (The)	9,150	266,448

Total Hand/Machine Tools		822,234

See Notes to Financial Statements.

32	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree MidCap Dividend Fund

March 31, 2009

Investments	Shares	Value

Healthcare-Products – 0.5%
Beckman Coulter, Inc.	2,940	$149,969
Hill-Rom Holdings, Inc.	4,484	44,347
Meridian Bioscience, Inc.	2,634	47,728
STERIS Corp.	2,197	51,146
West Pharmaceutical Services, Inc.	1,516	49,740

Total Healthcare-Products		342,930
Healthcare-Services – 0.1%
Cigna Corp.	1,944	34,195
Universal Health Services, Inc. Class B	1,207	46,276

Total Healthcare-Services		80,471
Home Builders – 0.6%
D.R. Horton, Inc.	18,981	184,116
KB Home*	4,348	57,306
MDC Holdings, Inc.	4,364	135,895

Total Home Builders		377,317
Home Furnishings – 0.4%
Whirlpool Corp.	8,730	258,321
Household Products/Wares – 0.9%
Avery Dennison Corp.	15,739	351,609
Scotts Miracle-Gro Co. (The) Class A	3,333	115,655
Tupperware Brands Corp.	7,559	128,428

Total Household Products/Wares		595,692
Housewares – 0.1%
Toro Co.	1,845	44,612
Insurance – 6.9%
American Financial Group, Inc.	7,716	123,842
American National Insurance Co.	3,389	177,617
Arthur J. Gallagher & Co.	14,507	246,619
Assurant, Inc.	7,022	152,939
Brown & Brown, Inc.	6,295	119,038
Erie Indemnity Co. Class A	7,143	244,148
Fidelity National Financial, Inc. Class A	23,852	465,353
First American Corp.	8,649	229,285
Hanover Insurance Group, Inc. (The)	1,552	44,729
Harleysville Group, Inc.	2,946	93,712
Hartford Financial Services Group, Inc.	66,629	523,038
HCC Insurance Holdings, Inc.	6,675	168,143
Lincoln National Corp.	33,399	223,439
Mercury General Corp.	8,200	243,540
Odyssey Re Holdings Corp.	1,074	40,737
Old Republic International Corp.	43,110	466,450
Reinsurance Group of America, Inc.*	1,636	52,990
RLI Corp.	1,111	55,772
Selective Insurance Group, Inc.	3,591	43,667
StanCorp Financial Group, Inc.	2,611	59,479
Torchmark Corp.	3,178	83,359
Transatlantic Holdings, Inc.	4,069	145,141
Unitrin, Inc.	21,601	301,982
Wesco Financial Corp.	115	31,740
Zenith National Insurance Corp.	6,863	165,467

Total Insurance		4,502,226

Investments	Shares	Value

Investment Companies – 0.5%
Apollo Investment Corp.	98,707	$343,500
Iron/Steel – 1.2%
Allegheny Technologies, Inc.	8,385	183,883
Cliffs Natural Resources, Inc.	4,530	82,265
Reliance Steel & Aluminum Co.	4,186	110,218
Steel Dynamics, Inc.	18,309	161,302
United States Steel Corp.(a)	11,124	235,050

Total Iron/Steel		772,718
Lodging – 0.7%
Choice Hotels International, Inc.	4,841	124,995
Starwood Hotels & Resorts Worldwide, Inc.	27,786	352,882

Total Lodging		477,877
Machinery-Construction & Mining – 0.3%
Bucyrus International, Inc.	1,123	17,047
Joy Global, Inc.	9,405	200,327

Total Machinery-Construction & Mining		217,374
Machinery-Diversified – 0.7%
Flowserve Corp.	3,226	181,043
Graco, Inc.	5,929	101,208
IDEX Corp.	5,100	111,537
Manitowoc Co., Inc. (The)	3,512	11,484
Nordson Corp.	2,227	63,314
Wabtec Corp.	256	6,753

Total Machinery-Diversified		475,339
Media – 1.6%
Cablevision Systems Corp. Class A	18,674	241,641
FactSet Research Systems, Inc.(a)	2,318	115,877
Gannett Co., Inc.(a)	139,578	307,072
John Wiley & Sons, Inc. Class A	2,339	69,655
Scripps Networks Interactive, Inc. Class A*	5,431	122,252
Washington Post Co. (The) Class B	521	186,049

Total Media		1,042,546
Metal Fabricate/Hardware – 0.8%
Commercial Metals Co.	13,290	153,499
Kaydon Corp.	2,081	56,874
Timken Co.	11,391	159,018
Valmont Industries, Inc.	648	32,536
Worthington Industries, Inc.	12,956	112,847

Total Metal Fabricate/Hardware		514,774
Mining – 0.2%
Compass Minerals International, Inc.	2,292	129,200
Royal Gold, Inc.	697	32,592

Total Mining		161,792
Miscellaneous Manufacturing – 3.0%
Actuant Corp. Class A	404	4,173
Acuity Brands, Inc.	1,787	40,279
Aptargroup, Inc.	3,523	109,706
Brink’s Co. (The)	2,147	56,810
Carlisle Cos., Inc.	5,585	109,633
CLARCOR, Inc.	1,723	43,402

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	33

Schedule of Investments (continued)

WisdomTree MidCap Dividend Fund

March 31, 2009

Investments	Shares	Value

Donaldson Co., Inc.	3,315	$88,975
Eastman Kodak Co.	64,541	245,256
Harsco Corp.	7,219	160,045
Leggett & Platt, Inc.	31,282	406,353
Matthews International Corp. Class A	623	17,949
Pall Corp.	6,946	141,907
Pentair, Inc.	8,495	184,087
SPX Corp.	4,248	199,698
Teleflex, Inc.	3,291	128,645
Trinity Industries, Inc.	4,763	43,534

Total Miscellaneous Manufacturing		1,980,452
Oil & Gas – 1.2%
Cabot Oil & Gas Corp.	1,368	32,244
Cimarex Energy Co.	2,238	41,134
Frontier Oil Corp.	6,221	79,566
Helmerich & Payne, Inc.	2,919	66,466
Patterson-UTI Energy, Inc.	27,621	247,484
Penn Virginia Corp.	1,014	11,134
Pioneer Natural Resources Co.	6,953	114,516
St. Mary Land & Exploration Co.	921	12,185
Tesoro Corp.	14,090	189,792
W&T Offshore, Inc.	2,104	12,940

Total Oil & Gas		807,461
Oil & Gas Services – 0.3%
BJ Services Co.	15,333	152,563
CARBO Ceramics, Inc.	1,472	41,864

Total Oil & Gas Services		194,427
Packaging & Containers – 2.0%
Ball Corp.	2,741	118,960
Bemis Co.	10,266	215,278
Packaging Corp. of America	27,307	355,537
Rock-Tenn Co. Class A	1,304	35,273
Sealed Air Corp.	15,073	208,008
Silgan Holdings, Inc.	1,595	83,801
Sonoco Products Co.	13,094	274,712

Total Packaging & Containers		1,291,569
Pharmaceuticals – 0.1%
Omnicare, Inc.	1,176	28,800
Perrigo Co.	1,798	44,645

Total Pharmaceuticals		73,445
Pipelines – 0.6%
Oneok, Inc.	17,991	407,136
REITS – 16.5%
Alexandria Real Estate Equities, Inc.(a)	5,444	198,162
Apartment Investment & Management Co. Class A	47,088	258,042
BRE Properties, Inc.	11,236	220,563
Camden Property Trust	13,675	295,106
Corporate Office Properties Trust SBI MD	7,826	194,320
Digital Realty Trust, Inc.	8,709	288,965
Douglas Emmett, Inc.	20,140	148,835
Duke Realty Corp.(a)	72,291	397,600

Investments	Shares	Value

Equity One, Inc.(a)	15,165	$184,861
Essex Property Trust, Inc.	4,056	232,571
Federal Realty Investment Trust	7,277	334,742
Healthcare Realty Trust, Inc.	12,018	180,150
Highwoods Properties, Inc.	12,348	264,494
Home Properties, Inc.	6,521	199,869
Hospitality Properties Trust	60,722	728,664
Kilroy Realty Corp.	7,004	120,399
Liberty Property Trust	24,379	461,738
Macerich Co. (The)(a)	34,403	215,363
Mack-Cali Realty Corp.	21,656	429,005
Mid-America Apartment Communities, Inc.	5,477	168,856
National Retail Properties, Inc.	20,883	330,787
Nationwide Health Properties, Inc.	19,299	428,245
Omega Healthcare Investors, Inc.	20,795	292,794
ProLogis	175,799	1,142,693
PS Business Parks, Inc.	2,274	83,797
Realty Income Corp.(a)	21,232	399,586
Regency Centers Corp.	13,726	364,700
Senior Housing Properties Trust	30,269	424,371
SL Green Realty Corp.(a)	20,556	222,005
Tanger Factory Outlet Centers, Inc.(a)	3,911	120,693
Taubman Centers, Inc.	9,521	162,238
UDR, Inc.	36,316	312,681
Ventas, Inc.	28,885	653,090
Washington Real Estate Investment Trust	9,307	161,011
Weingarten Realty Investors(a)	25,553	243,264

Total REITS		10,864,260
Retail – 6.1%
Abercrombie & Fitch Co. Class A	7,927	188,663
Advance Auto Parts, Inc.	2,037	83,680
American Eagle Outfitters, Inc.	24,766	303,136
Burger King Holdings, Inc.	4,827	110,780
Casey’s General Stores, Inc.	1,942	51,774
Darden Restaurants, Inc.	11,487	393,545
Foot Locker, Inc.	35,176	368,644
Guess ?, Inc.	7,808	164,593
Ltd. Brands, Inc.	64,168	558,261
Macy’s, Inc.	62,026	552,031
MSC Industrial Direct Co. Class A	2,849	88,518
Nordstrom, Inc.(a)	32,140	538,345
PetSmart, Inc.	2,488	52,148
RadioShack Corp.	7,824	67,052
Ross Stores, Inc.	5,080	182,270
Tiffany & Co.	10,131	218,424
Wendy’s/Arby’s Group, Inc. Class A	17,421	87,628
World Fuel Services Corp.	338	10,691

Total Retail		4,020,183
Savings & Loans – 1.6%
Astoria Financial Corp.	18,487	169,896
Capitol Federal Financial	10,163	384,263
First Niagara Financial Group, Inc.	12,936	141,002
NewAlliance Bancshares, Inc.	6,793	79,750

See Notes to Financial Statements.

34	WisdomTree Domestic Dividend Funds

Schedule of Investments (concluded)

WisdomTree MidCap Dividend Fund

March 31, 2009

Investments	Shares	Value

Northwest Bancorp, Inc.	6,241	$105,473
Washington Federal, Inc.	13,573	180,385

Total Savings & Loans		1,060,769
Semiconductors – 2.3%
Intersil Corp. Class A	19,583	225,204
KLA-Tencor Corp.	13,887	277,740
Microchip Technology, Inc.	37,172	787,675
National Semiconductor Corp.	21,380	219,573

Total Semiconductors		1,510,192
Software – 0.5%
Broadridge Financial Solutions, Inc.	9,046	168,346
Fidelity National Information Services, Inc.	6,727	122,431
IMS Health, Inc.	4,252	53,023

Total Software		343,800
Telecommunications – 3.0%
CenturyTel, Inc.	31,969	898,968
Frontier Communications Corp.	107,495	771,814
Telephone & Data Systems, Inc.	2,224	58,958
Telephone & Data Systems, Inc. Special Shares*	2,484	58,747
Virgin Media, Inc.	32,437	155,698

Total Telecommunications		1,944,185
Transportation – 1.2%
Alexander & Baldwin, Inc.	6,299	119,870
Con-way, Inc.	2,193	39,320
Heartland Express, Inc.	1,501	22,230
JB Hunt Transport Services, Inc.	6,069	146,324
Knight Transportation, Inc.	2,596	39,355
Landstar System, Inc.	696	23,295
Overseas Shipholding Group, Inc.	3,763	85,307
Ryder System, Inc.	4,158	117,713
Tidewater, Inc.	3,950	146,664
Werner Enterprises, Inc.	2,370	35,834

Total Transportation		775,912
Trucking & Leasing – 0.2%
GATX Corp.	5,276	106,733
Water – 0.9%
American Water Works Co., Inc.	17,897	344,338
Aqua America, Inc.	10,899	217,980

Total Water		562,318
TOTAL COMMON STOCKS (Cost: $100,204,692)		64,766,741
SHORT-TERM INVESTMENT – 1.1%
MONEY MARKET FUND – 1.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b)
(Cost: $703,546)	703,546	703,546

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.3%
MONEY MARKET FUND – 6.3%
Dreyfus Institutional Preferred Money Market Fund, 0.59%(c)
(Cost: $4,114,316)(d)	4,114,316	$4,114,316
TOTAL INVESTMENTS IN SECURITIES – 106.0% (Cost: $105,022,554)		69,584,603
Liabilities in Excess of Other Assets – (6.0)%		(3,929,463)

NET ASSETS – 100.0%		$65,655,140
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2009.

(c)	Interest rates shown reflect yields as of March 31, 2009.

(d)	At March 31, 2009, the total market value of the Fund’s securities on loan was $4,200,012 and the total market value of the collateral held by the Fund was $4,114,316.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	35

Schedule of Investments

WisdomTree SmallCap Dividend Fund

March 31, 2009

Investments	Shares	Value

COMMON STOCKS – 98.0%
Advertising – 0.2%
Harte-Hanks, Inc.	29,640	$158,574
Marchex, Inc. Class B	3,076	10,581

Total Advertising		169,155
Aerospace/Defense – 0.3%
Cubic Corp.	1,640	41,541
Ducommun, Inc.*	1,767	25,692
HEICO Corp.	309	7,509
HEICO Corp. Class A	621	12,811
Kaman Corp.	6,520	81,761
National Presto Industries, Inc.	912	55,641
Triumph Group, Inc.	637	24,334

Total Aerospace/Defense		249,289
Agriculture – 2.0%
Alico, Inc.	2,112	50,688
Andersons, Inc. (The)	2,946	41,657
Griffin Land & Nurseries, Inc.	576	20,160
Universal Corp.	13,066	390,935
Vector Group Ltd.	72,356	939,904

Total Agriculture		1,443,344
Airlines – 0.1%
Skywest, Inc.	4,871	60,595
Apparel – 0.9%
Cherokee, Inc.	10,634	165,891
Jones Apparel Group, Inc.	72,468	305,815
Weyco Group, Inc.	1,924	49,870
Wolverine World Wide, Inc.	9,604	149,630

Total Apparel		671,206
Auto Manufacturers – 0.3%
Oshkosh Corp.	33,984	229,052
Auto Parts & Equipment – 0.5%
Cooper Tire & Rubber Co.	39,194	158,344
Superior Industries International, Inc.	14,778	175,119
Titan International, Inc.	972	4,889

Total Auto Parts & Equipment		338,352
Banks – 10.5%
1st Source Corp.	7,015	126,621
Alliance Financial Corp.	1,937	34,750
Ameris Bancorp	2,198	10,353
Arrow Financial Corp.	4,427	104,876
Bancfirst Corp.	2,792	101,629
BancTrust Financial Group, Inc.	7,962	50,399
Bank Mutual Corp.	15,916	144,199
Bank of the Ozarks, Inc.	3,261	75,264
Banner Corp.	3,128	9,102
Boston Private Financial Holdings, Inc.	3,904	13,703
Bryn Mawr Bank Corp.	2,278	38,384
Camden National Corp.	2,827	64,597
Capital City Bank Group, Inc.(a)	5,041	57,770
Cardinal Financial Corp.	2,004	11,503

Investments	Shares	Value

Cass Information Systems, Inc.	1,402	$45,467
Centerstate Banks of Florida, Inc.	1,151	12,672
Chemical Financial Corp.	11,454	238,358
City Holding Co.	6,621	180,687
CoBiz Financial, Inc.(a)	6,851	35,968
Columbia Banking System, Inc.	4,670	29,888
Community Bank System, Inc.	12,077	202,290
Community Trust Bancorp, Inc.	5,521	147,687
CVB Financial Corp.(a)	26,466	175,470
East West Bancorp, Inc.	16,083	73,499
Enterprise Financial Services Corp.	1,921	18,749
Farmers Capital Bank Corp.	3,879	60,784
Financial Institutions, Inc.	3,089	23,538
First Bancorp	6,913	82,749
First Bancorp, Inc.	3,703	58,730
First Busey Corp.(a)	15,794	122,561
First Community Bancshares, Inc.	3,721	43,424
First Financial Bancorp	20,324	193,688
First Financial Corp.	3,111	114,796
First Merchants Corp.	7,629	82,317
First Midwest Bancorp, Inc.	29,703	255,149
First South Bancorp, Inc.	6,340	67,331
Great Southern Bancorp, Inc.	9,209	129,018
Green Bankshares, Inc.(a)	4,923	43,322
Harleysville National Corp.	17,078	103,493
Heartland Financial USA, Inc.	2,977	40,309
Heritage Commerce Corp.	2,800	14,700
Home Bancshares, Inc.	1,863	37,204
Iberiabank Corp.	3,786	173,929
Independent Bank Corp.	5,057	74,591
Lakeland Bancorp, Inc.	8,545	68,616
Lakeland Financial Corp.	3,429	65,802
MainSource Financial Group, Inc.	7,214	58,001
MB Financial, Inc.	9,104	123,814
NBT Bancorp, Inc.	9,598	207,701
Old Second Bancorp, Inc.(a)	6,382	40,526
Pacific Capital Bancorp NA	25,351	171,626
Pacific Continental Corp.	3,270	38,063
Peapack Gladstone Financial Corp.	1,786	32,202
Peoples Bancorp, Inc.	4,789	62,161
Provident Bankshares Corp.	15,244	107,470
Renasant Corp.	8,711	109,410
Republic Bancorp, Inc. Class A(a)	3,750	70,012
S&T Bancorp, Inc.(a)	9,751	206,819
S.Y. Bancorp, Inc.	3,417	83,033
Sandy Spring Bancorp, Inc.	6,920	77,227
SCBT Financial Corp.	2,344	48,990
Shore Bancshares, Inc.	2,229	37,336
Sierra Bancorp(a)	3,176	30,902
Simmons First National Corp. Class A	3,596	90,583
Smithtown Bancorp, Inc.	1,257	14,179
South Financial Group, Inc. (The)	6,980	7,678
Southside Bancshares, Inc.	3,301	62,389
Southwest Bancorp, Inc.	4,016	37,670

See Notes to Financial Statements.

36	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund

March 31, 2009

Investments	Shares	Value

State Bancorp, Inc.	5,612	$43,212
StellarOne Corp.	8,160	97,186
Sterling Bancorp	10,184	100,822
Sterling Bancshares, Inc.	26,504	173,336
Suffolk Bancorp	2,445	63,545
Tompkins Financial Corp.	2,284	98,212
TowneBank	3,250	53,072
Trico Bancshares	3,268	54,706
TrustCo Bank Corp.	33,246	200,141
UCBH Holdings, Inc.	32,886	49,658
Umpqua Holdings Corp.	31,518	285,553
Union Bankshares Corp.	4,203	58,212
United Security Bancshares(a)	5,767	42,445
Univest Corp. of Pennsylvania	3,319	58,082
Washington Trust Bancorp, Inc.	6,845	111,231
Webster Financial Corp.	48,707	207,005
WesBanco, Inc.	12,091	276,037
West Bancorp., Inc.	9,656	71,937
Wilshire Bancorp, Inc.	6,664	34,386
Wintrust Financial Corp.	4,041	49,704
Yadkin Valley Financial Corp.	4,008	29,860

Total Banks		7,736,070
Beverages – 0.2%
Coca-Cola Bottling Co. Consolidated	1,428	74,327
Farmer Bros Co.	3,240	57,672

Total Beverages		131,999
Building Materials – 0.8%
AAON, Inc.	2,680	48,562
Apogee Enterprises, Inc.	8,899	97,711
Comfort Systems USA, Inc.	6,614	68,587
Eagle Materials, Inc.	8,979	217,741
LSI Industries, Inc.	6,435	33,269
Quanex Building Products Corp.	4,506	34,246
Texas Industries, Inc.(a)	2,232	55,800
Universal Forest Products, Inc.	878	23,363

Total Building Materials		579,279
Chemicals – 1.6%
Aceto Corp.	4,595	27,386
American Vanguard Corp.	1,369	17,660
Arch Chemicals, Inc.	7,510	142,390
Ashland, Inc.	15,631	161,468
Balchem Corp.	809	20,330
Ferro Corp.	38,416	54,935
H.B. Fuller Co.	8,304	107,952
Hawkins, Inc.	3,234	49,901
Innophos Holdings, Inc.	9,384	105,851
Innospec, Inc.	4,460	16,814
Minerals Technologies, Inc.	894	28,653
NewMarket Corp.	3,360	148,848
Penford Corp.	2,503	9,086
Quaker Chemical Corp.	6,795	53,952
Schulman A., Inc.	8,991	121,828

Investments	Shares	Value

Stepan Co.	1,951	$53,262
Zep, Inc.	2,072	21,197

Total Chemicals		1,141,513
Coal – 0.1%
Foundation Coal Holdings, Inc.	6,130	87,965
Commercial Services – 4.1%
ABM Industries, Inc.	13,680	224,352
Administaff, Inc.	6,561	138,634
Advance America, Cash Advance Centers, Inc.	91,597	154,799
Arbitron, Inc.	8,217	123,337
Barrett Business Services, Inc.	3,012	28,975
CDI Corp.	8,067	78,411
Chemed Corp.	1,151	44,774
Corporate Executive Board Co. (The)	26,988	391,326
Deluxe Corp.	31,842	306,639
Diamond Management & Technology Consultants, Inc.	19,559	49,875
Electro Rent Corp.	12,483	120,336
Great Lakes Dredge & Dock Corp.	8,636	25,994
Healthcare Services Group	17,378	260,149
Heartland Payment Systems, Inc.	7,255	47,956
Heidrick & Struggles International, Inc.	4,005	71,049
Landauer, Inc.	2,713	137,495
MAXIMUS, Inc.	1,952	77,807
McGrath Rentcorp	9,035	142,392
Monro Muffler, Inc.	1,880	51,380
Multi-Color Corp.	1,624	19,862
National Research Corp.	1,224	30,404
Sotheby’s(a)	44,200	397,800
Stewart Enterprises, Inc. Class A	28,356	91,873
Viad Corp.	1,241	17,523

Total Commercial Services		3,033,142
Computers – 0.1%
MTS Systems Corp.	3,777	85,927
Cosmetics/Personal Care – 0.0%
Inter Parfums, Inc.	4,830	28,159
Distribution/Wholesale – 0.3%
Houston Wire & Cable Co.	5,686	44,066
Pool Corp.(a)	14,060	188,404

Total Distribution/Wholesale		232,470
Diversified Financial Services – 4.2%
Advanta Corp. Class A	49,498	25,244
Advanta Corp. Class B	88,068	58,125
BGC Partners, Inc. Class A*	61,914	136,830
Calamos Asset Management, Inc. Class A	5,883	28,297
CIT Group, Inc.	238,767	680,486
Cohen & Steers, Inc.(a)	14,808	165,257
Evercore Partners, Inc. Class A	4,072	62,912
Financial Federal Corp.	6,572	139,195
GAMCO Investors, Inc. Class A	349	11,395
GFI Group, Inc.	69,533	223,201
optionsXpress Holdings, Inc.	15,086	171,528
Sanders Morris Harris Group, Inc.	7,726	30,132

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	37

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund

March 31, 2009

Investments	Shares	Value

Student Loan Corp. (The)	27,164	$1,180,004
SWS Group, Inc.	5,741	89,158
Westwood Holdings Group, Inc.	2,937	114,807

Total Diversified Financial Services		3,116,571
Electric – 4.0%
Avista Corp.	20,276	279,403
Central Vermont Public Service Corp.	4,918	85,081
CH Energy Group, Inc.	7,051	330,692
Empire District Electric Co. (The)	24,506	353,867
MGE Energy, Inc.	9,848	308,932
NorthWestern Corp.	20,644	443,433
Otter Tail Corp.	17,296	381,377
PNM Resources, Inc.	40,381	333,547
UIL Holdings Corp.	14,124	315,248
Unitil Corp.	3,903	78,372

Total Electric		2,909,952
Electrical Components & Equipment – 0.9%
Belden, Inc.	3,884	48,589
Encore Wire Corp.	921	19,737
Hubbell, Inc. Class A	3,221	81,330
Insteel Industries, Inc.	1,889	13,147
Molex, Inc. Class A	37,017	467,895

Total Electrical Components & Equipment		630,698
Electronics – 0.7%
American Science & Engineering, Inc.	991	55,298
Analogic Corp.	1,819	58,244
Badger Meter, Inc.(a)	2,133	61,622
Bel Fuse, Inc. Class B	1,029	13,830
CTS Corp.	5,980	21,588
Daktronics, Inc.	3,783	24,779
Methode Electronics, Inc.	12,947	46,350
Park Electrochemical Corp.	3,067	52,998
Technitrol, Inc.	41,386	70,770
Watts Water Technologies, Inc. Class A	4,890	95,648

Total Electronics		501,127
Engineering & Construction – 0.0%
VSE Corp.	248	6,622
Entertainment – 2.1%
Churchill Downs, Inc.	1,647	49,509
Cinemark Holdings, Inc.	100,561	944,268
Dover Downs Gaming & Entertainment, Inc.	7,508	23,050
International Speedway Corp. Class A	1,040	22,942
National CineMedia, Inc.	29,633	390,563
Speedway Motorsports, Inc.	9,008	106,474

Total Entertainment		1,536,806
Environmental Control – 0.7%
American Ecology Corp.	6,677	93,077
Energysolutions, Inc.	15,596	134,906
Met-Pro Corp.	2,858	23,293
Mine Safety Appliances Co.	13,657	273,413

Total Environmental Control		524,689

Investments	Shares	Value

Food – 2.5%
Arden Group, Inc. Class A	201	$23,485
B&G Foods, Inc. Class A	47,116	245,003
Calavo Growers, Inc.	4,255	51,145
Cal-Maine Foods, Inc.	4,664	104,427
Diamond Foods, Inc.	1,225	34,214
Imperial Sugar Co.	2,364	16,997
Ingles Markets, Inc. Class A	4,794	71,575
J&J Snack Foods Corp.	2,047	70,806
Lancaster Colony Corp.	9,407	390,202
Lance, Inc.	8,796	183,133
Nash Finch Co.	2,069	58,118
Sanderson Farms, Inc.	3,217	120,798
Spartan Stores, Inc.	1,675	25,812
Tootsie Roll Industries, Inc.	4,545	98,717
Village Super Market, Inc. Class A	1,502	46,817
Weis Markets, Inc.	9,685	300,623

Total Food		1,841,872
Forest Products & Paper – 0.5%
Deltic Timber Corp.	793	31,252
Glatfelter Co.	17,055	106,423
Neenah Paper, Inc.	6,023	21,864
Schweitzer-Mauduit International, Inc.	5,677	104,797
Wausau Paper Corp.	14,229	74,845

Total Forest Products & Paper		339,181
Gas – 0.1%
Chesapeake Utilities Corp.	2,589	78,913
Hand/Machine Tools – 0.5%
Baldor Electric Co.	16,619	240,809
Franklin Electric Co., Inc.	3,931	86,993
L.S. Starrett Co. (The) Class A	1,684	10,525

Total Hand/Machine Tools		338,327
Healthcare-Products – 0.1%
Atrion Corp.	185	16,325
Cooper Cos., Inc. (The)	1,694	44,789
Invacare Corp.	737	11,814

Total Healthcare-Products		72,928
Healthcare-Services – 0.2%
Ensign Group, Inc. (The)	1,865	28,833
National Healthcare Corp.	2,476	99,411

Total Healthcare-Services		128,244
Holding Companies-Diversified – 0.4%
Compass Diversified Holdings	35,270	314,608
Home Builders – 0.9%
Brookfield Homes Corp.(a)	24,018	82,862
Lennar Corp. Class A	19,870	149,224
Lennar Corp. Class B	6,497	36,968
Ryland Group, Inc. (The)	10,339	172,248
Skyline Corp.	2,441	46,403
Thor Industries, Inc.	11,116	173,632

Total Home Builders		661,337

See Notes to Financial Statements.

38	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund

March 31, 2009

Investments	Shares	Value

Home Furnishings – 0.6%
American Woodmark Corp.	2,895	$50,836
Ethan Allen Interiors, Inc.	21,423	241,223
Harman International Industries, Inc.	1,559	21,093
Kimball International, Inc. Class B	18,033	118,297

Total Home Furnishings		431,449
Household Products/Wares – 1.0%
American Greetings Corp. Class A	19,489	98,614
Blyth, Inc.*	6,604	172,563
CSS Industries, Inc.	2,643	44,931
Ennis, Inc.	12,728	112,770
Oil-Dri Corp. of America	1,311	19,337
Standard Register Co. (The)	24,196	110,818
WD-40 Co.	5,812	140,302

Total Household Products/Wares		699,335
Insurance – 2.5%
American Equity Investment Life Holding Co.	5,071	21,095
American Physicians Capital, Inc.	938	38,383
Amtrust Financial Services, Inc.	11,157	106,549
Baldwin & Lyons, Inc. Class B	6,593	124,740
Delphi Financial Group, Inc. Class A	9,498	127,843
Donegal Group, Inc. Class A	4,673	71,824
EMC Insurance Group, Inc.	3,847	81,056
Employers Holdings, Inc.	6,966	66,456
FBL Financial Group, Inc. Class A	9,874	40,977
Horace Mann Educators Corp.	17,735	148,442
Infinity Property & Casualty Corp.	1,234	41,870
Life Partners Holdings, Inc.(a)	1,157	19,738
Meadowbrook Insurance Group, Inc.	7,186	43,835
National Interstate Corp.	2,677	45,268
National Western Life Insurance Co. Class A	56	6,328
NYMAGIC, Inc.*	1,535	18,727
Presidential Life Corp.	6,124	47,706
Protective Life Corp.	24,704	129,696
Radian Group, Inc.	2,433	4,428
Safety Insurance Group, Inc.	6,597	205,035
State Auto Financial Corp.	8,290	145,904
Stewart Information Services Corp.	6,289	122,635
Tower Group, Inc.	1,758	43,300
United Fire & Casualty Co.	5,187	113,906

Total Insurance		1,815,741
Internet – 0.6%
NutriSystem, Inc.	13,821	197,225
TheStreet.com, Inc.	7,867	15,498
United Online, Inc.	55,254	246,433

Total Internet		459,156
Investment Companies – 4.4%
Ares Capital Corp.	258,862	1,252,892
BlackRock Kelso Capital Corp.	95,149	398,674
Capital Southwest Corp.	289	22,077
Fifth Street Finance Corp.*	32,132	248,702
Gladstone Capital Corp.	39,328	246,193

Investments	Shares	Value

Hercules Technology Growth Capital, Inc.	59,856	$299,280
Medallion Financial Corp.	16,779	124,332
MVC Capital, Inc.	10,399	87,456
NGP Capital Resources Co.	38,404	190,868
Prospect Capital Corp.	41,398	352,711

Total Investment Companies		3,223,185
Iron/Steel – 0.6%
AK Steel Holding Corp.	22,300	158,776
Carpenter Technology Corp.	15,974	225,553
Olympic Steel, Inc.	1,101	16,702
Schnitzer Steel Industries, Inc. Class A	424	13,309

Total Iron/Steel		414,340
Leisure Time – 1.0%
Ambassadors Group, Inc.	9,082	73,746
Brunswick Corp.	10,546	36,384
Callaway Golf Co.	20,450	146,831
Marine Products Corp.	18,846	79,907
Polaris Industries, Inc.	17,609	377,537

Total Leisure Time		714,405
Lodging – 0.3%
Marcus Corp.	4,374	37,179
Wyndham Worldwide Corp.	39,229	164,762

Total Lodging		201,941
Machinery-Diversified – 1.7%
Alamo Group, Inc.	1,728	18,421
Albany International Corp. Class A	9,001	81,459
Applied Industrial Technologies, Inc.	13,133	221,554
Briggs & Stratton Corp.	25,653	423,275
Cascade Corp.	2,808	49,505
Cognex Corp.	16,742	223,506
Gorman-Rupp Co. (The)	2,344	46,411
Lindsay Corp.(a)	1,121	30,267
NACCO Industries, Inc. Class A	3,718	101,055
Robbins & Myers, Inc.	2,749	41,702
Tennant Co.	5,090	47,693

Total Machinery-Diversified		1,284,848
Media – 1.9%
Belo Corp. Class A	149,006	90,894
CBS Corp. Class A	75,943	297,697
Courier Corp.	5,665	85,938
John Wiley & Sons, Inc. Class B	1,423	42,334
Journal Communications, Inc. Class A	56,311	42,233
Meredith Corp.	17,743	295,243
Scholastic Corp.	7,068	106,515
Value Line, Inc.	4,120	112,641
World Wrestling Entertainment, Inc. Class A	29,398	339,253

Total Media		1,412,748
Metal Fabricate/Hardware – 0.5%
A.M. Castle & Co.	4,911	43,806
Ampco-Pittsburgh Corp.	3,252	43,122
CIRCOR International, Inc.	962	21,664

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	39

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund

March 31, 2009

Investments	Shares	Value

Dynamic Materials Corp.	955	$8,748
Lawson Products, Inc.	3,192	38,847
Mueller Industries, Inc.	6,609	143,349
Mueller Water Products, Inc. Class A	13,264	43,771
Sun Hydraulics Corp.	3,362	49,119

Total Metal Fabricate/Hardware		392,426
Mining – 0.5%
AMCOL International Corp.	9,689	143,785
Kaiser Aluminum Corp.	8,561	197,930

Total Mining		341,715
Miscellaneous Manufacturing – 2.4%
A.O. Smith Corp.	5,708	143,727
American Railcar Industries, Inc.	2,191	16,717
Ameron International Corp.	1,810	95,315
Barnes Group, Inc.	23,265	248,703
Crane Co.	29,710	501,505
Federal Signal Corp.	12,892	67,941
FreightCar America, Inc.	1,484	26,014
John Bean Technologies Corp.*	8,241	86,201
Koppers Holdings, Inc.	8,098	117,583
Movado Group, Inc.	6,961	52,486
Myers Industries, Inc.	9,490	58,269
NL Industries, Inc.	18,962	189,620
Raven Industries, Inc.	3,755	78,029
Standex International Corp.	5,508	50,674
Tredegar Corp.	3,019	49,300

Total Miscellaneous Manufacturing		1,782,084
Office Furnishings – 1.3%
Herman Miller, Inc.	13,324	142,034
HNI Corp.(a)	23,645	245,908
Interface, Inc. Class A	12,012	35,916
Knoll, Inc.	24,295	148,928
Steelcase, Inc. Class A	79,432	397,954

Total Office Furnishings		970,740
Oil & Gas – 2.1%
Alon USA Energy, Inc.	7,290	99,873
Atlas America, Inc.	5,087	44,511
Berry Petroleum Co. Class A	15,782	172,971
Delek US Holdings, Inc.	14,714	152,437
Holly Corp.	15,218	322,621
Panhandle Oil and Gas, Inc. Class A	1,059	18,130
Whiting USA Trust I*	67,061	702,129

Total Oil & Gas		1,512,672
Oil & Gas Services – 0.4%
Lufkin Industries, Inc.	4,160	157,581
RPC, Inc.	24,006	159,160

Total Oil & Gas Services		316,741
Packaging & Containers – 1.9%
Greif, Inc. Class A	10,862	361,596
Greif, Inc. Class B	16,979	554,534
Temple-Inland, Inc.	87,318	468,898

Total Packaging & Containers		1,385,028

Investments	Shares	Value

Pharmaceuticals – 0.1%
Medicis Pharmaceutical Corp. Class A	6,078	$75,185
Pipelines – 0.5%
Crosstex Energy, Inc.	216,945	355,790
Real Estate – 0.2%
Consolidated-Tomoka Land Co.	215	6,386
Jones Lang LaSalle, Inc.	6,008	139,746

Total Real Estate		146,132
REITS – 19.3%
Acadia Realty Trust	17,286	183,405
Agree Realty Corp.	9,682	151,911
American Campus Communities, Inc.	25,499	442,663
Associated Estates Realty Corp.	11,730	66,626
BioMed Realty Trust, Inc.	93,112	630,368
Brandywine Realty Trust	206,621	588,870
CBL & Associates Properties, Inc.(a)	127,145	300,062
Cedar Shopping Centers, Inc.	58,932	102,542
Cogdell Spencer, Inc.	26,574	135,527
Colonial Properties Trust	59,599	227,072
Cousins Properties, Inc.(a)	35,419	228,098
DCT Industrial Trust, Inc.	113,532	359,896
EastGroup Properties, Inc.	13,953	391,661
Education Realty Trust, Inc.	49,461	172,619
Entertainment Properties Trust	34,768	547,944
Equity Lifestyle Properties, Inc.	5,151	196,253
Extra Space Storage, Inc.	76,188	419,796
First Potomac Realty Trust	44,193	324,819
Franklin Street Properties Corp.	40,388	496,772
Getty Realty Corp.	22,092	405,388
Hersha Hospitality Trust	102,297	194,364
HRPT Properties Trust	585,637	1,868,182
Inland Real Estate Corp.	48,111	341,107
Investors Real Estate Trust*	38,327	377,904
Kite Realty Group Trust	52,545	128,735
LaSalle Hotel Properties	35,216	205,661
Lexington Realty Trust	121,142	288,318
LTC Properties, Inc.	18,593	326,121
Medical Properties Trust, Inc.	104,516	381,483
Mission West Properties, Inc.	20,513	131,283
Monmouth Real Estate Investment Trust Class A	20,344	134,474
National Health Investors, Inc.	21,671	582,300
Parkway Properties, Inc.	10,973	113,022
Pennsylvania Real Estate Investment Trust(a)	119,035	422,574
Post Properties, Inc.	44,968	455,976
Public Storage Class A*	9,407	216,079
Saul Centers, Inc.	8,506	195,383
Sovran Self Storage, Inc.	15,394	309,112
Sun Communities, Inc.	34,170	404,231
Universal Health Realty Income Trust	8,208	239,920
Urstadt Biddle Properties, Inc. Class A	11,541	154,880
U-Store-It Trust	88,306	178,378
Winthrop Realty Trust	18,192	125,707

Total REITS		14,147,486

See Notes to Financial Statements.

40	WisdomTree Domestic Dividend Funds

Schedule of Investments (continued)

WisdomTree SmallCap Dividend Fund

March 31, 2009

Investments	Shares	Value

Retail – 6.4%
Barnes & Noble, Inc.(a)	36,573	$781,931
bebe Stores, Inc.	22,682	151,289
Bob Evans Farms, Inc.	8,874	198,955
Brinker International, Inc.	38,725	584,747
Brown Shoe Co., Inc.	12,063	45,236
Buckle, Inc. (The)(a)	15,726	502,131
Cash America International, Inc.	1,606	25,150
Cato Corp. (The) Class A	12,423	227,092
Christopher & Banks Corp.	16,646	68,082
CKE Restaurants, Inc.	12,847	107,915
Cracker Barrel Old Country Store, Inc.	7,927	227,029
Dillard’s, Inc. Class A	28,575	162,878
Finish Line (The) Class A	10,231	67,729
Fred’s, Inc. Class A	3,195	36,040
Men’s Wearhouse, Inc. (The)	9,326	141,196
Nu Skin Enterprises, Inc. Class A	28,335	297,234
PEP Boys-Manny, Moe & Jack	34,267	151,117
Phillips-Van Heusen Corp.	3,714	84,234
Pricesmart, Inc.	4,235	76,272
Regis Corp.	4,975	71,889
Stage Stores, Inc.	9,997	100,770
Williams-Sonoma, Inc.	61,627	621,200

Total Retail		4,730,116
Savings & Loans – 2.1%
Abington Bancorp, Inc.	4,911	40,663
BankFinancial Corp.	5,626	56,091
Benjamin Franklin Bancorp, Inc.	1,936	17,230
Berkshire Hills Bancorp, Inc.	2,695	61,769
Brookline Bancorp, Inc.	19,581	186,019
Brooklyn Federal Bancorp, Inc.	3,622	39,951
Clifton Savings Bancorp, Inc.	4,714	47,140
Danvers Bancorp, Inc.	1,141	15,757
Dime Community Bancshares	14,435	135,400
ESSA Bancorp, Inc.	1,821	24,237
First Financial Holdings, Inc.	5,281	40,400
First Financial Northwest, Inc.	7,787	64,944
Flushing Financial Corp.	8,849	53,271
Home Federal Bancorp, Inc.	3,845	33,567
Kearny Financial Corp.	11,691	122,522
OceanFirst Financial Corp.	5,917	60,472
Provident Financial Services, Inc.	17,290	186,905
Provident New York Bancorp	8,045	68,785
Rockville Financial, Inc.	2,832	25,771
Roma Financial Corp.	7,323	94,833
United Financial Bancorp, Inc.	3,507	45,907
ViewPoint Financial Group	4,930	59,308
Westfield Financial, Inc.	6,659	58,599
WSFS Financial Corp.	697	15,585

Total Savings & Loans		1,555,126
Semiconductors – 0.2%
Cohu, Inc.	4,234	30,485
Micrel, Inc.	12,326	86,775
Power Integrations, Inc.	1,366	23,495

Total Semiconductors		140,755

Investments	Shares	Value

Software – 1.2%
Blackbaud, Inc.	12,366	$143,569
Computer Programs & Systems, Inc.	5,784	192,434
Fair Isaac Corp.	2,240	31,517
Pegasystems, Inc.	3,237	60,111
QAD, Inc.	6,320	15,989
Quality Systems, Inc.(a)	7,719	349,285
Renaissance Learning, Inc.	8,600	77,142
Schawk, Inc.	2,649	16,000

Total Software		886,047
Telecommunications – 2.8%
Adtran, Inc.	15,177	246,019
Alaska Communications Systems Group, Inc.	39,701	265,997
Applied Signal Technology, Inc.	3,860	78,088
Atlantic Tele-Network, Inc.	4,262	81,745
Black Box Corp.	1,328	31,354
Consolidated Communications Holdings, Inc.	40,803	418,639
D&E Communications, Inc.	10,070	54,076
Iowa Telecommunications Services, Inc.	35,750	409,695
NTELOS Holdings Corp.	17,453	316,597
Plantronics, Inc.	6,778	81,810
Preformed Line Products Co.	795	29,924
Shenandoah Telecommunications Co.	2,516	57,365

Total Telecommunications		2,071,309
Textiles – 0.1%
G&K Services, Inc. Class A	2,441	46,159
UniFirst Corp.	680	18,931

Total Textiles		65,090
Transportation – 0.5%
Arkansas Best Corp.	5,418	103,050
Forward Air Corp.	3,437	55,783
Horizon Lines, Inc. Class A*	34,941	105,871
International Shipholding Corp.	5,431	106,828

Total Transportation		371,532
Trucking & Leasing – 0.0%
Greenbrier Cos., Inc.	7,804	28,563
Water – 1.1%
American States Water Co.	5,113	185,704
California Water Service Group	5,189	217,211
Connecticut Water Service, Inc.	3,060	62,057
Middlesex Water Co.	5,400	77,760
SJW Corp.	4,218	107,264
Southwest Water Co.	17,597	75,667
York Water Co.	4,856	60,020

Total Water		785,683
TOTAL COMMON STOCKS (Cost: $108,042,152)		71,936,760
SHORT-TERM INVESTMENT – 1.4%
MONEY MARKET FUND – 1.4%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $990,958)	990,958	990,958

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	41

Schedule of Investments (concluded)

WisdomTree SmallCap Dividend Fund

March 31, 2009

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.1%
MONEY MARKET FUND – 5.1%
Dreyfus Institutional Preferred Money Market Fund, 0.59%(c) (Cost: $3,742,287)(d)	3,742,287	$3,742,287
TOTAL INVESTMENTS IN SECURITIES – 104.5% (Cost: $112,775,397)		76,670,005
Liabilities in Excess of Other Assets – (4.5)%		(3,300,805)

NET ASSETS – 100.0%		$73,369,200
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2009.

(c)	Interest rates shown reflect yields as of March 31, 2009.

(d)	At March 31, 2009, the total market value of the Fund’s securities on loan was $3,517,880 and the total market value of the collateral held by the Fund was $3,742,287.

See Notes to Financial Statements.

42	WisdomTree Domestic Dividend Funds

Statements of Assets and Liabilities

WisdomTree Domestic Dividend Funds

March 31, 2009

	WisdomTree Total Dividend Fund	WisdomTree Equity Income Fund	WisdomTree LargeCap Dividend Fund	WisdomTree Dividend ex- Financials Fund	WisdomTree MidCap Dividend Fund	WisdomTree SmallCap Dividend Fund
ASSETS:

Investments, at cost:	$127,225,491	$165,696,645	$427,731,819	$166,926,724	$105,022,554	$112,775,397
Investments in securities, at value (including securities on loan) (Note 2)	85,925,890	103,848,235	297,493,788	108,527,078	69,584,603	76,670,005

Receivables:

Dividends and interest	305,414	607,851	1,066,908	489,952	207,874	447,814

Investment securities sold	—	—	—	—	2,677,803	16,225
Total Assets	86,231,304	104,456,086	298,560,696	109,017,030	72,470,280	77,134,044
LIABILITIES:

Payables:

Capital shares redeemed	—	—	—	—	2,679,802	—

Collateral for securities on loan (Note 2)	1,368,105	3,333,256	4,357,334	4,708,361	4,114,316	3,742,287

Advisory fees (Note 3)	19,204	30,978	67,266	31,665	20,782	22,299

Service fees (Note 2)	302	359	1,057	367	240	258
Total Liabilities	1,387,611	3,364,593	4,425,657	4,740,393	6,815,140	3,764,844
NET ASSETS	$84,843,693	$101,091,493	$294,135,039	$104,276,637	$65,655,140	$73,369,200
NET ASSETS:

Paid-in capital	$146,150,125	$221,235,833	$489,108,328	$221,140,965	$127,853,564	$154,585,367

Undistributed net investment income	82,946	146,102	249,330	188,938	75,632	239,538

Accumulated net realized loss on investments	(20,089,777)	(58,442,032)	(64,984,588)	(58,653,620)	(26,836,105)	(45,350,313)

Net unrealized depreciation on investments	(41,299,601)	(61,848,410)	(130,238,031)	(58,399,646)	(35,437,951)	(36,105,392)
NET ASSETS	$84,843,693	$101,091,493	$294,135,039	$104,276,637	$65,655,140	$73,369,200
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,900,000	4,400,000	9,850,000	3,900,000	2,450,000	3,050,000
Net asset value per share	$29.26	$22.98	$29.86	$26.74	$26.80	$24.06

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	43

Statements of Operations

WisdomTree Domestic Dividend Funds

For the Year Ended March 31, 2009

	WisdomTree Total Dividend Fund	WisdomTree Equity Income Fund	WisdomTree LargeCap Dividend Fund	WisdomTree Dividend ex- Financials Fund	WisdomTree MidCap Dividend Fund	WisdomTree SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends	$3,562,993	$7,110,809	$11,782,042	$6,666,331	$3,455,409	$4,383,554

Interest	4,463	6,384	13,783	8,256	4,142	4,368

Net securities lending income (Note 2)	14,392	52,837	50,490	177,799	73,844	135,543
Total investment income	3,581,848	7,170,030	11,846,315	6,852,386	3,533,395	4,523,465
EXPENSES:

Advisory fees (Note 3)	239,125	455,969	816,625	525,849	287,660	310,449

Service fees (Note 2)	3,758	5,279	12,832	6,089	3,330	3,594
Total expenses	242,883	461,248	829,457	531,938	290,990	314,043
Net investment income	3,338,965	6,708,782	11,016,858	6,320,448	3,242,405	4,209,422
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(18,816,079)	(57,374,586)	(62,429,411)	(58,548,955)	(24,155,850)	(39,689,366)

In-kind redemptions	100,184	634,529	138,001	501,864	498,761	—
Net realized loss	(18,715,895)	(56,740,057)	(62,291,410)	(58,047,091)	(23,657,089)	(39,689,366)
Net change in unrealized depreciation on investments	(29,166,740)	(29,209,022)	(97,231,533)	(23,355,640)	(17,789,217)	(15,137,758)
Net realized and unrealized loss on investments	(47,882,635)	(85,949,079)	(159,522,943)	(81,402,731)	(41,446,306)	(54,827,124)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(44,543,670)	$(79,240,297)	$(148,506,085)	$(75,082,283)	$(38,203,901)	$(50,617,702)

See Notes to Financial Statements.

44	WisdomTree Domestic Dividend Funds

Statements of Changes in Net Assets

WisdomTree Domestic Dividend Funds

	WisdomTree Total Dividend Fund		WisdomTree Equity Income Fund		WisdomTree LargeCap Dividend Fund
	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$3,338,965	$2,787,757	$6,708,782	$7,516,728	$11,016,858	$8,696,117

Net realized gain (loss) on investments	(18,715,895)	5,955,523	(56,740,057)	8,121,969	(62,291,410)	21,183,264

Net change in unrealized depreciation on investments	(29,166,740)	(16,538,355)	(29,209,022)	(38,569,875)	(97,231,533)	(46,062,663)
Net decrease in net assets resulting from operations	(44,543,670)	(7,795,075)	(79,240,297)	(22,931,178)	(148,506,085)	(16,183,282)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(3,313,229)	(2,780,651)	(6,721,777)	(7,516,173)	(10,899,807)	(8,717,982)

Capital gains	—	(32,317)	—	—	—	—
Total dividends and distributions	(3,313,229)	(2,812,968)	(6,721,777)	(7,516,173)	(10,899,807)	(8,717,982)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	46,420,476	52,837,196	71,553,240	81,010,005	182,938,258	247,874,223

Cost of shares redeemed	(1,790,616)	(43,856,724)	(23,158,766)	(117,778,043)	(37,775,980)	(247,933,303)
Net increase (decrease) in net assets resulting from capital share transactions	44,629,860	8,980,472	48,394,474	(36,768,038)	145,162,278	(59,080)
Net Decrease in Net Assets	(3,227,039)	(1,627,571)	(37,567,600)	(67,215,389)	(14,243,614)	(24,960,344)
NET ASSETS:

Beginning of year	$88,070,732	$89,698,303	$138,659,093	$205,874,482	$308,378,653	$333,338,997

End of year	$84,843,693	$88,070,732	$101,091,493	$138,659,093	$294,135,039	$308,378,653
Undistributed net investment income included in net assets at end of year	$82,946	$57,914	$146,102	$161,232	$249,330	$126,707
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	1,700,000	1,550,000	2,900,000	3,550,000	5,850,000	5,750,000

Shares created	1,250,000	900,000	2,100,000	1,450,000	5,000,000	4,300,000

Shares redeemed	(50,000)	(750,000)	(600,000)	(2,100,000)	(1,000,000)	(4,200,000)
Shares outstanding, end of year	2,900,000	1,700,000	4,400,000	2,900,000	9,850,000	5,850,000

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	45

Statements of Changes in Net Assets (concluded)

WisdomTree Domestic Dividend Funds

	WisdomTree Dividend ex-Financials Fund		WisdomTree MidCap Dividend Fund		WisdomTree SmallCap Dividend Fund
	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$6,320,448	$7,264,782	$3,242,405	$3,321,097	$4,209,422	$4,292,643

Net realized gain (loss) on investments	(58,047,091)	10,827,674	(23,657,089)	653,799	(39,689,366)	(474,075)

Net change in unrealized depreciation on investments	(23,355,640)	(41,906,221)	(17,789,217)	(20,445,978)	(15,137,758)	(22,490,630)
Net decrease in net assets resulting from operations	(75,082,283)	(23,813,765)	(38,203,901)	(16,471,082)	(50,617,702)	(18,672,062)
DIVIDENDS:

Net investment income	(6,316,346)	(7,217,835)	(3,290,596)	(3,282,192)	(4,219,124)	(4,348,178)
Total dividends	(6,316,346)	(7,217,835)	(3,290,596)	(3,282,192)	(4,219,124)	(4,348,178)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	119,876,634	117,466,412	66,272,249	78,307,186	47,165,978	60,277,961

Cost of shares redeemed	(100,406,482)	(108,238,386)	(50,320,867)	(45,688,651)	—	(68,165,226)
Net increase (decrease) in net assets resulting from capital share transactions	19,470,152	9,228,026	15,951,382	32,618,535	47,165,978	(7,887,265)
Net Increase (Decrease) in Net Assets	(61,928,477)	(21,803,574)	(25,543,115)	12,865,261	(7,670,848)	(30,907,505)
NET ASSETS:

Beginning of year	$166,205,114	$188,008,688	$91,198,255	$78,332,994	$81,040,048	$111,947,553

End of year	$104,276,637	$166,205,114	$65,655,140	$91,198,255	$73,369,200	$81,040,048
Undistributed net investment income included in net assets at end of year	$188,938	$184,836	$75,632	$123,823	$239,538	$262,432
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	3,250,000	3,150,000	1,900,000	1,350,000	1,750,000	1,950,000

Shares created	2,900,000	2,000,000	1,700,000	1,400,000	1,300,000	1,150,000

Shares redeemed	(2,250,000)	(1,900,000)	(1,150,000)	(850,000)	—	(1,350,000)
Shares outstanding, end of year	3,900,000	3,250,000	2,450,000	1,900,000	3,050,000	1,750,000

See Notes to Financial Statements.

46	WisdomTree Domestic Dividend Funds

Financial Highlights

WisdomTree Domestic Dividend Funds

March 31, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Dividend Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$51.81	$57.87	$50.32
Investment operations:
Net investment income[2]	1.54	1.68	1.18
Net realized and unrealized gain (loss)	(22.56)	(6.04)	7.28
Total from investment operations	(21.02)	(4.36)	8.46
Dividends and distributions to shareholders:
Net investment income	(1.53)	(1.68)	(0.91)
Capital gains	—	(0.02)	—
Total dividends and distributions to shareholders	(1.53)	(1.70)	(0.91)
Net asset value, end of period	$29.26	$51.81	$57.87

TOTAL RETURN[3]	(41.29)%	(7.77)%	16.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$84,844	$88,071	$89,698
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.28%	0.28%	0.28%[4]
Expenses, prior to expense reimbursements/waivers	0.28%	0.28%	0.31%[4]
Net investment income	3.91%	2.89%	2.76%[4]
Portfolio turnover rate[5]	23%	10%	12%

WisdomTree Equity Income Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$47.81	$57.99	$50.01
Investment operations:
Net investment income[2]	1.95	2.22	1.56
Net realized and unrealized gain (loss)	(24.80)	(10.19)	7.54
Total from investment operations	(22.85)	(7.97)	9.10
Dividends to shareholders:
Net investment income	(1.98)	(2.21)	(1.12)
Total dividends to shareholders	(1.98)	(2.21)	(1.12)
Net asset value, end of period	$22.98	$47.81	$57.99

TOTAL RETURN[3]	(49.06)%	(14.18)%	18.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$101,091	$138,659	$205,874
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.38%	0.38%	0.38%[4]
Expenses, prior to expense reimbursements/waivers	0.38%	0.38%	0.40%[4]
Net investment income	5.59%	3.88%	3.68%[4]
Portfolio turnover rate[5]	45%	19%	11%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	47

Financial Highlights (continued)

WisdomTree Domestic Dividend Funds

March 31, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Dividend Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$52.71	$57.97	$50.34
Investment operations:
Net investment income[2]	1.51	1.60	1.11
Net realized and unrealized gain (loss)	(22.91)	(5.21)	7.32
Total from investment operations	(21.40)	(3.61)	8.43
Dividends to shareholders:
Net investment income	(1.45)	(1.65)	(0.80)
Total dividends to shareholders	(1.45)	(1.65)	(0.80)
Net asset value, end of period	$29.86	$52.71	$57.97

TOTAL RETURN[3]	(41.25)%	(6.47)%	16.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$294,135	$308,379	$333,339
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.28%	0.28%	0.28%[4]
Expenses, prior to expense reimbursements/waivers	0.28%	0.28%	0.29%[4]
Net investment income	3.78%	2.74%	2.65%[4]
Portfolio turnover rate[5]	25%	8%	13%

WisdomTree Dividend ex-Financials Fund†	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$51.14	$59.69	$50.12
Investment operations:
Net investment income[2]	1.81	2.10	1.40
Net realized and unrealized gain (loss)	(24.34)	(8.56)	9.09
Total from investment operations	(22.53)	(6.46)	10.49
Dividends to shareholders:
Net investment income	(1.87)	(2.09)	(0.92)
Total dividends to shareholders	(1.87)	(2.09)	(0.92)
Net asset value, end of period	$26.74	$51.14	$59.69

TOTAL RETURN[3]	(45.10)%	(11.15)%	20.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$104,277	$166,205	$188,009
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.38%	0.38%	0.38%[4]
Expenses, prior to expense reimbursements/waivers	0.38%	0.38%	0.40%[4]
Net investment income	4.57%	3.57%	3.29%[4]
Portfolio turnover rate[5]	53%	16%	21%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

†	Formerly WisdomTree Dividend Top 100 Fund; data presented is under former strategy.

See Notes to Financial Statements.

48	WisdomTree Domestic Dividend Funds

Financial Highlights (concluded)

WisdomTree Domestic Dividend Funds

March 31, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Dividend Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$48.00	$58.02	$50.21
Investment operations:
Net investment income[2]	1.63	1.88	1.45
Net realized and unrealized gain (loss)	(21.16)	(10.12)	7.41
Total from investment operations	(19.53)	(8.24)	8.86
Dividends and distributions to shareholders:
Net investment income	(1.67)	(1.78)	(1.04)
Capital gains	—	—	(0.01)
Total dividends and distributions to shareholders	(1.67)	(1.78)	(1.05)
Net asset value, end of period	$26.80	$48.00	$58.02

TOTAL RETURN[3]	(41.61)%	(14.47)%	17.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$65,655	$91,198	$78,333
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.38%	0.38%	0.38%[4]
Expenses, prior to expense reimbursements/waivers	0.38%	0.38%	0.43%[4]
Net investment income	4.31%	3.38%	3.47%[4]
Portfolio turnover rate[5]	43%	30%	12%

WisdomTree SmallCap Dividend Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$46.31	$57.41	$50.24
Investment operations:
Net investment income[2]	1.85	2.13	1.79
Net realized and unrealized gain (loss)	(22.26)	(11.10)	6.65
Total from investment operations	(20.41)	(8.97)	8.44
Dividends to shareholders:
Net investment income	(1.84)	(2.13)	(1.27)
Total dividends to shareholders	(1.84)	(2.13)	(1.27)
Net asset value, end of period	$24.06	$46.31	$57.41

TOTAL RETURN[3]	(45.27)%	(15.93)%	16.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$73,369	$81,040	$111,948
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.38%	0.38%	0.38%[4]
Expenses, prior to expense reimbursements/waivers	0.38%	0.38%	0.42%[4]
Net investment income	5.15%	3.97%	4.25%[4]
Portfolio turnover rate[5]	65%	34%	16%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	49

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of March 31, 2009, the Trust offered 50 investment funds (each a “Fund,” collectively, the “Funds”). The Funds, described herein, commenced operations on June 16, 2006.

These financial statements relate only to the WisdomTree Total Dividend Fund (“Total Dividend Fund”), WisdomTree Equity Income Fund, formerly the WisdomTree High-Yielding Equity Fund (“Equity Income Fund”), WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”), WisdomTree Dividend ex-Financials Fund, formerly known as the WisdomTree Dividend Top 100 Fund (“Dividend ex-Financials Fund”), WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”) and WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”), together the “Domestic Dividend Funds.”

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“Wisdom Tree Investments”). Each Fund described herein is considered to be non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates — The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The Net Asset Value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Fair Value Measurement — Effective April 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict and acts of terrorism.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

50	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (continued)

The following is a summary of the inputs used as of March 31, 2009 in valuing each Fund’s assets carried at fair value:

Fund	Level 1 — Quoted Prices Valuation Inputs	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Total Dividend Fund	$ 84,312,466	$1,613,424	$—	$85,925,890
Equity Income Fund	99,985,837	3,862,398	—	103,848,235
LargeCap Dividend Fund	292,733,275	4,760,513	—	297,493,788
Dividend ex-Financials Fund	103,099,319	5,427,759	—	108,527,078
MidCap Dividend Fund	64,766,741	4,817,862	—	69,584,603
SmallCap Dividend Fund	71,936,760	4,733,245	—	76,670,005

Investment Transactions — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

Investment Income — Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses/Reimbursements — WisdomTree Asset Management (“WTAM”) has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of chief compliance officer (“CCO”) services to the Funds and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund of up to 0.0044% of each Fund’s average daily net assets. Trustees fees, which are included in Service Fees on the Statements of Operations, of $397,376 have been paid on behalf of the Funds of the Trust to the Independent Trustees for the fiscal year ended March 31, 2009. Expenses in excess of 0.0044% were paid by WTAM.

Security Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned), as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are

WisdomTree Domestic Dividend Funds	51

Notes to Financial Statements (continued)

permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the year ended March 31, 2009, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York, and various states. Generally, each of the tax years in the three year period ended March 31, 2009, remains subject to examination by taxing authorities.

3. ADVISER FEES

Adviser Fees — As investment adviser, WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate. Under the Investment Advisory Agreement for each Fund, WTAM agrees to pay all expenses of the Trust, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s Chief Compliance Officer, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044%. The fees paid to WTAM for providing advisory services are listed below.

Fund	Fee Rate
Total Dividend Fund	0.28%
Equity Income Fund	0.38%
LargeCap Dividend Fund	0.28%
Dividend ex-Financials Fund	0.38%
MidCap Dividend Fund	0.38%
SmallCap Dividend Fund	0.38%

Each Fund may purchase shares of an affiliated exchange traded fund(s) in secondary market transactions. For the fiscal year ended March 31, 2009, there were no transactions in affiliated ETFs.

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2009, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the fiscal year ended March 31, 2009 were as follows:

Fund	Purchases	Sales
Total Dividend Fund	$20,265,365	$20,082,018
Equity Income Fund	53,963,834	53,935,068
LargeCap Dividend Fund	73,907,659	73,398,082
Dividend ex-Financials Fund	73,454,168	73,699,591
MidCap Dividend Fund	32,863,026	32,977,549
SmallCap Dividend Fund	52,537,632	52,589,088

52	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (continued)

For the fiscal year ended March 31, 2009, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
Total Dividend Fund	$46,190,969	$1,778,499
Equity Income Fund	71,042,398	22,970,924
LargeCap Dividend Fund	181,975,654	37,560,859
Dividend ex-Financials Fund	118,774,978	99,314,444
MidCap Dividend Fund	65,872,096	50,010,283
SmallCap Dividend Fund	46,774,596	—

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

6. FEDERAL INCOME TAXES

At March 31, 2009, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Total Dividend Fund	$131,955,638	$374,975	$(46,404,723)	$(46,029,748)
Equity Income Fund	177,205,856	939,256	(74,296,877)	(73,357,621)
LargeCap Dividend Fund	443,403,827	892,790	(146,802,829)	(145,910,039)
Dividend ex-Financials Fund	174,211,114	1,103,273	(66,787,309)	(65,684,036)
MidCap Dividend Fund	108,549,909	365,504	(39,330,810)	(38,965,306)
SmallCap Dividend Fund	118,514,279	1,580,724	(43,424,998)	(41,844,274)

At March 31, 2009, the components of accumulated earnings/loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Depreciation	Total Accumulated Losses
Total Dividend Fund	$82,946	$(15,357,379)	$(46,029,748)	$(61,304,181)
Equity Income Fund	146,102	(46,925,280)	(73,357,621)	(120,136,799)
LargeCap Dividend Fund	249,330	(49,304,425)	(145,910,039)	(194,965,134)
Dividend ex-Financials Fund	188,938	(51,331,633)	(65,684,036)	(116,826,731)
MidCap Dividend Fund	75,632	(23,308,750)	(38,965,306)	(62,198,424)
SmallCap Dividend Fund	239,538	(39,611,431)	(41,844,274)	(81,216,167)

The tax character of distributions paid during the years ended March 31, 2009 and March 31, 2008, was as follows:

	Year Ended March 31, 2009		Year Ended March 31, 2008
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains
Total Dividend Fund	$3,313,229	$—	$2,793,381	$19,587
Equity Income Fund	6,721,777	—	7,516,173	—
LargeCap Dividend Fund	10,899,807	—	8,717,982	—
Dividend ex-Financials Fund	6,316,346	—	7,217,835	—
MidCap Dividend Fund	3,290,596	—	3,282,192	—
SmallCap Dividend Fund	4,219,124	—	4,348,178	—
*	Includes short-term capital gains.

At March 31, 2009, for Federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

WisdomTree Domestic Dividend Funds	53

Notes to Financial Statements (concluded)

Fund	Capital Loss Available Through 2015	Capital Loss Available Through 2016	Capital Loss Available Through 2017	Capital Loss Available Total
Total Dividend Fund	$—	$410,492	$4,674,701	$5,085,193
Equity Income Fund	4,934	1,261,567	9,481,659	10,748,160
LargeCap Dividend Fund	5,452	3,165,417	12,904,697	16,075,566
Dividend ex-Financials Fund	16,309	1,204,674	9,972,192	11,193,175
MidCap Dividend Fund	—	517,017	7,127,052	7,644,069
SmallCap Dividend Fund	44,705	774,464	10,100,965	10,920,134

Capital losses incurred after October 31 (“post-October capital losses”) and within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

During the year ended March 31, 2009, the following Funds incurred and will elect to defer net post-October losses as follows:

Fund	Post-October Capital Losses
Total Dividend Fund	$10,272,186
Equity Income Fund	36,177,120
LargeCap Dividend Fund	33,223,859
Dividend ex-Financials Fund	40,138,458
MidCap Dividend Fund	15,664,681
SmallCap Dividend Fund	28,691,297

At March 31, 2009, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
Total Dividend Fund	$(704)	$(99,009)	$99,713
Equity Income Fund	(2,135)	1,209,937	(1,207,802)
LargeCap Dividend Fund	5,572	2,428,768	(2,434,340)
Dividend ex-Financials Fund	—	2,957,324	(2,957,324)
MidCap Dividend Fund	—	823,493	(823,493)
SmallCap Dividend Fund	(13,192)	11,332	1,860

These differences are primarily due to redemptions-in-kind and the tax treatment of income earned from investments in partnerships.

7. NEW ACCOUNTING PRONOUNCEMENT

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements.

54	WisdomTree Domestic Dividend Funds

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree Total Dividend Fund, WisdomTree Equity Income Fund, WisdomTree LargeCap Dividend Fund, WisdomTree Dividend ex-Financials Fund, WisdomTree MidCap Dividend Fund and WisdomTree SmallCap Dividend Fund (six of the investment funds constituting the WisdomTree Trust (the “Trust”)) as of March 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period the ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree Total Dividend Fund, WisdomTree Equity Income Fund, WisdomTree LargeCap Dividend Fund, WisdomTree Dividend ex-Financials Fund, WisdomTree MidCap Dividend Fund and WisdomTree SmallCap Dividend Fund of WisdomTree Trust at March 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 28, 2009

WisdomTree Domestic Dividend Funds	55

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited)

The Board of Trustees of the Trust, including a majority of the Independent Trustees, has the responsibility under the 1940 Act to approve each Fund’s Investment Advisory Agreement and Sub-Advisory Agreement (collectively, the “Investment Advisory Agreements”). In addition, the Trust’s Board of Trustees will receive, review and evaluate information concerning the services and personnel of WTAM (the “Investment Adviser”) and Mellon Capital Management Corporation (the “Sub-Adviser”) at each quarterly meeting of the Board of Trustees. While particular emphasis will be placed on information concerning profitability, comparability of fees and total expenses, and the Trust’s investment performance at any future meeting at which a renewal of the Investment Advisory Agreements is considered, the process of evaluating the Investment Adviser and the Sub-Adviser and the Trust’s investment arrangements is an ongoing one. In this regard, the Board’s consideration of the nature, extent and quality of the services to be provided by the Investment Adviser and the Sub-Adviser under the Investment Advisory Agreements will include deliberations at future quarterly meetings.

Approval of Investment Advisory Agreement. The Trust and the Investment Adviser have entered into an Investment Advisory Agreement covering each Fund discussed herein. At a meeting held on March 2, 2009, the Board of Trustees reapproved the Investment Advisory Agreement for the Funds. The Board reviewed and analyzed the factors it deemed relevant, including: (i) the nature, quality and extent of the services to be provided to the Funds by WTAM; (ii) the investment performance of the Funds; (iii) the costs of services to be provided and the profits to be realized by WTAM from its relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; (v) whether the fee levels reflect these economies of scale for the benefit of investors; and (vi) the fees charged by the Investment Adviser for non-registered funds.

The Board also considered the nature and quality of the services to be provided by WTAM to the Funds, recognizing WTAM’s operational capabilities and resources. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of the Funds’ Sub-Adviser and oversight of the Sub-Advisers’ compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated WTAM’s anticipated costs and profitability in serving as investment adviser to the Funds, including the costs associated with the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the Sub-Adviser. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund’s fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTAM, the Board concluded that the level of the fees paid to WTAM with respect to each Fund is fair and reasonable.

The Board also approved the Sub-Advisory Agreement with the Sub-Adviser to the Funds, Mellon Capital Management Corporation (“MCM”), using essentially the same criteria it used for WTAM. The Board considered MCM’s operational capabilities and resources and MCM’s experience in serving as an adviser to ETFs, noting that MCM currently provides investment advisory and management services to other ETFs. The Board considered the investment performance of the Funds, and the expertise and performance of the MCM personnel. The Board also noted that Bank of New York Mellon Corporation (“BNYM”), an affiliate of MCM, serves as the Funds’ administrator, accountant, custodian and transfer agent and receives compensation for acting in these capacities and is responsible for, among other things, coordinating the Funds’ audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and custodying Fund assets. As such, the Board concluded that the benefits accruing to MCM and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTAM and MCM, the Board determined that the approval of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of each Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Advisory Agreement and Sub-Advisory Agreement.

56	WisdomTree Domestic Dividend Funds

Frequency Distribution of Discounts & Premiums (unaudited)

The chart below presents information about differences between the per share net asset value (“NAV”) of each Fund and the market trading price of shares of each Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree Total Dividend Fund
June 16, 2006 – March 31, 2009	0 – 24.9	317	45.16%	330	47.01%
	25 – 49.9	23	3.28%	12	1.71%
	50 – 74.9	6	0.85%	5	0.71%
	75 – 100.0	3	0.43%	0	0.00%
	>100.0	5	0.71%	1	0.14%
	Total	354	50.43%	348	49.57%
WisdomTree Equity Income Fund
June 16, 2006 – March 31, 2009	0 – 24.9	306	43.59%	336	47.86%
	25 – 49.9	27	3.85%	9	1.28%
	50 – 74.9	5	0.71%	5	0.71%
	75 –100.0	2	0.28%	1	0.14%
	>100.0	7	1.00%	4	0.57%
	Total	347	49.43%	355	50.56%
WisdomTree LargeCap Dividend Fund
June 16, 2006 – March 31, 2009	0 – 24.9	345	49.15%	266	37.89%
	25 – 49.9	43	6.13%	14	1.99%
	50 – 74.9	18	2.56%	2	0.28%
	75 –100.0	2	0.28%	0	0.00%
	>100.0	9	1.28%	3	0.43%
	Total	417	59.40%	285	40.59%
WisdomTree MidCap Dividend Fund
June 16, 2006 – March 31, 2009	0 – 24.9	333	47.44%	302	43.02%
	25 – 49.9	20	2.85%	15	2.14%
	50 – 74.9	7	1.00%	4	0.57%
	75 –100.0	2	0.28%	4	0.57%
	>100.0	11	1.57%	4	0.57%
	Total	373	53.14%	329	46.87%
WisdomTree SmallCap Dividend Fund
June 16, 2006 – March 31, 2009	0 – 24.9	313	44.59%	285	40.60%
	25 – 49.9	41	5.84%	25	3.56%
	50 – 74.9	12	1.71%	5	0.71%
	75 –100.0	2	0.28%	2	0.28%
	>100.0	10	1.42%	7	1.00%
	Total	378	53.84%	324	46.15%
WisdomTree Dividend ex–Financials Fund
June 16, 2006 – March 31, 2009	0 – 24.9	324	46.15%	290	41.31%
	25 – 49.9	47	6.70%	16	2.28%
	50 – 74.9	4	0.57%	2	0.28%
	75 –100.0	3	0.43%	2	0.28%
	>100.0	10	1.42%	4	0.57%
	Total	388	55.27%	314	44.72%

WisdomTree Domestic Dividend Funds	57

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WisdomTree Asset Management and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017.

Interested Trustee and Officers

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee and Officer†	Other Directorships Held by Trustee and Officers
Jonathan Steinberg (1964)	Trustee, President*	Trustee and Officer since 2005	Chief Executive Officer of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.) and Director of WisdomTree Investments, Inc. (since 1989) (formerly, Index Development Partners, Inc.)	50	None.

Amit Muni (1969)	Treasurer*, Assistant Secretary*	Officer since 2008	Chief Financial Officer and Assistant Secretary of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.) (since March 2008); International Securities Exchange Holdings, Inc. (ISE), Controller and Chief Accounting Officer (2003 to 2008); Instinet Group Inc., Vice President Finance (2000 to 2003).	50	None.

Richard Morris (1967)	Secretary*, Chief Legal Officer*	Officer since 2005	Deputy General Counsel of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.) (since 2005); Senior Counsel at Barclays Global Investors, N.A. (2002 to 2005); Counsel at Barclays Global Investors, N.A. (2000 to 2001).	50	None.

*	Elected by and serves at the pleasure of the Board of Trustees.

†	As of March 31, 2009.

58	WisdomTree Domestic Dividend Funds

Trustee and Officer Information (unaudited) (concluded)

Independent Trustees

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee
Gregory Barton (1961)*	Trustee	Trustee since 2006	General Counsel and Secretary of Martha Stewart Living Omnimedia, Inc. (2007-2008); Executive Vice President of Licensing and Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. (2003 to 2007); Executive Vice President of Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. (2002 to 2003); President (2001 to 2002), Chief Financial Officer (2000 to 2002), Vice President of Business Development (1999 to 2001) and General Counsel and Secretary (1998 to 2002) of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.)	50	None.

Toni Massaro (1955)**	Trustee	Trustee since 2006	Dean at University of Arizona James E. Rogers College of Law (since 1999); Professor at University of Arizona James E. Rogers College of Law (since 1990).	50	None.

Victor Ugolyn (1947)	Trustee, Chairman of the Board of Trustees	Trustee since 2006	Private Investor (2005 to present); President and Chief Executive Officer of William D. Witter, Inc. (2005 to 2006); Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corp., and Chairman of the Fund Board of Enterprise Group of Funds (1991 to 2004).	50	Trustee on Board of Trustees of Naismith Memorial Basketball Hall of Fame; Member of the Board of Overseers of the Hoover Institution at Stanford University.

*	Chair of the Audit Committee.

**	Chair of the Governance and Nominating Committee.

†	As of March 31, 2009.

WisdomTree Domestic Dividend Funds	59

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds fiscal year ended March 31, 2009, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported on Form 1099-DIV in January 2010.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2009, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Total Dividend Fund	$3,300,080
Equity Income Fund	6,420,925
LargeCap Dividend Fund	10,899,806
Dividend ex-Financials Fund	5,814,139
MidCap Dividend Fund	2,413,837
SmallCap Dividend Fund	2,469,096

The following represents the percentage of dividends paid during the fiscal year ended March 31, 2009 that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
Total Dividend Fund	99.79%
Equity Income Fund	96.05
LargeCap Dividend Fund	100.00
Dividend ex-Financials Fund	94.36
MidCap Dividend Fund	74.41
SmallCap Dividend Fund	60.67

60	WisdomTree Domestic Dividend Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to each Fund’s portfolio securities, and information on how the Trust voted proxies during the period ended June 30, 2008, is available without charge, upon request (i) by calling 1-866-909-WISE, (ii) on the Trust’s website at www.wisdomtree.com and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, upon request on the SEC’s website at www.sec.gov, and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330). (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

WisdomTree Domestic Dividend Funds	61

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of March 31, 2009:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Europe Total Dividend Fund (DEB)

WisdomTree Europe Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Total Dividend Fund (DXJ)

WisdomTree Japan Equity Income Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Dividend Sector Funds

WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree International Communications Sector Fund (DGG)

WisdomTree International Consumer Discretionary Sector Fund (DPC)

WisdomTree International Consumer Staples Sector Fund (DPN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Financial Sector Fund (DRF)

WisdomTree International Health Care Sector Fund (DBR)

WisdomTree International Industrial Sector Fund (DDI)

WisdomTree International Technology Sector Fund (DBT)

WisdomTree International Utilities Sector Fund (DBU)

WisdomTree International Real Estate Fund (DRW)

WisdomTree Domestic and International Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Earnings Top 100 Fund (EEZ)

WisdomTree Low P/E Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Income Funds

WisdomTree U.S. Current Income Fund (USY)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission (“SEC”) as series of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. In addition to the normal risks of investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country increase the impact of events and developments associated with the region which can adversely affect performance. Funds focusing on a single country, sector and/or smaller companies generally experience greater price volatility. Investments in emerging frontier markets are generally less liquid and less efficient than developed markets. Investments in currency involve additional special risks, such as credit risk, interest rate fluctuations, derivative investment risk and the effect of varied economic conditions. Derivatives can be volatile and may be less liquid than other securities. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting issuers. Unlike typical exchange-traded funds, there are no indexes that the currency funds attempt to track or replicate. Thus, the ability of the currency Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Please read the Funds’ prospectus for specific details regarding each Fund’s risk profile. Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

380 Madison Avenue, 21st Floor

New York, NY 10017

1.866.909. WISE (9473)

www.wisdomtree.com

WisdomTree Domestic Dividend ETFs

WisdomTree Total Dividend Fund

WisdomTree Equity Income Fund

WisdomTree LargeCap Dividend Fund

WisdomTree Dividend ex-Financials Fund

WisdomTree MidCap Dividend Fund

WisdomTree SmallCap Dividend Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS001848 (05/2010)

WisdomTree Trust

Domestic and International Earnings Funds

Annual Report

March 31, 2009

WisdomTree Total Earnings Fund

WisdomTree Earnings 500 Fund

WisdomTree MidCap Earnings Fund

WisdomTree SmallCap Earnings Fund

WisdomTree Earnings Top 100 Fund

WisdomTree Low P/E Fund

WisdomTree LargeCap Growth Fund

WisdomTree India Earnings Fund

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the Trust.

Letter to Shareholders

Dear Shareholders:

I wish there were more positive highlights to report for the funds of the WisdomTree Trust for the fiscal year that ended March 31, 2009. Unfortunately, the last 12 months represented one of the worst one-year periods for equity returns since the Great Depression.

U.S. stocks, as measured by the Russell 3000 Index, declined 38.20% through March 31, 2009. Stocks in developed and developing foreign markets, as measured by the MSCI EAFE Index and the MSCI Emerging Markets Index, respectively, fell by approximately 47% over the same period. Value stocks underperformed growth stocks in the U.S. and international markets. Financial stocks represented the worst performing sector in the U.S and in the developed world.

These factors impacted the returns of many of WisdomTree’s funds, both on an absolute and relative basis to comparable cap-weighted indexes. 17 of WisdomTree’s 40 equity funds with at least one-year track records outperformed their comparable capitalization-weighted benchmark in the fiscal year ended March 31, 2009. Yet, despite this past year’s formidable headwinds, 24 of WisdomTree’s 42 equity ETFs have outperformed their comparable benchmarks since inception. WisdomTree’s strongest relative showing occurred within the developing world. The WisdomTree Emerging Markets Equity Income Fund (Ticker Symbol: DEM) and the WisdomTree Emerging Markets SmallCap Dividend Fund (Ticker Symbol: DGS) outperformed their comparable cap-weighted benchmarks by 10.86 percentage points and 9.18 percentage points, respectively. WisdomTree’s weakest relative performance for the period was exhibited by the WisdomTree SmallCap Dividend Fund (Ticker Symbol: DES), which underperformed the Russell 2000 Index by 7.77 percentage points.

WisdomTree also launched two innovative equity products in the past fiscal year. In July, WisdomTree introduced the WisdomTree Middle East Dividend Fund (Ticker Symbol: GULF), which gives investors exposure to eight equity markets in the Persian Gulf region. In December, WisdomTree launched the WisdomTree LargeCap Growth Fund (Ticker Symbol: ROI), the industry’s first fundamentally weighted growth ETF. WisdomTree believes these funds give investors new ways to apply the fundamentally weighted concept across the full spectrum of equity investing, both domestically and internationally.

Though the challenging market environment has extended into 2009, the recent financial crisis has highlighted the potential benefits of ETFs. We believe that investors are placing ever more importance on the transparency, liquidity and tax efficiency that ETFs provide.

Thank you for your continued support.

Best regards,

Jonathan Steinberg

President, WisdomTree Trust

CEO, WisdomTree Asset Management, Inc.

Mr. Steinberg is a registered representative of ALPS Distributors, Inc.

This information is subject to change at any time based on market and other conditions and should not be construed as a recommendation of any specific security. Fund returns are quoted at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information. Past performance is no guarantee of future results.

The Russell 3000 Index measures the performance of the 3000 largest stocks in the U.S. market by market value. The MSCI Emerging Markets Index is a market cap weighted index that is designed to measure equity market performance consisting of 25 emerging market country indexes. The MSCI EAFE Index is a market capitalization-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan. The Russell 2000 Index measures the performance of the smallest 2,000 companies in the Russell 3000 Index. You cannot invest directly in an index.

WisdomTree Domestic and International Earnings Funds	1

Management’s Discussion of Funds’ Performance

The WisdomTree Trust earnings-based ETFs give investors access to all major market capitalization segments of the U.S. equity market and access to India. The WisdomTree earnings-based ETFs are designed to offer investors alternatives to market capitalization-weighted index funds by tracking proprietary indexes that are weighted based on the earnings companies generate.

The U.S. equity market, measured by the Russell 3000 Index, S&P 500 Index, and Dow Jones Industrial Average, all popular benchmarks for U.S. equity markets, declined between 36% to 38% in the 12 months that ended March 31, 2009 (“the period”). The fourth quarter of 2008 marked the largest quarterly retrenchment in U.S. equity prices since the fourth quarter of 1987. The market, as measured by the Russell 3000 Index, then continued to slide a further 11%, in the first quarter of 2009. Stocks retracted on continued tight credit, earnings concerns within a tepid operating environment, and from broader evidence of the U.S. economy’s continued faltering.

The equity market’s significant retraction was caused by various factors including the credit crisis that was sparked by the bankruptcy of the investment bank, Lehman Brothers in September 2008. Banks became afraid to lend to each other, as fears spiraled that their money was not safe at any financial institution. As a result, borrowing rates on loans rose significantly, increasing the cost of doing business for companies all across the economy. Companies reacted by pulling back spending on investments and they began trimming their workforces in response to their higher cost of capital. Consumers, in turn, became more fearful of losing their jobs. Nervous employees started saving more and spending less, creating a downward spiral and even weaker economic environment. The unemployment rate rose to 8.1% in March of 2009, its highest level since 1983. Jobless claims spiked above 670,000, marking the breadth of the U.S. recession.

Summary of Fund Performance vs. Capitalization-Weighted Benchmarks For Year ended March 31, 2009

TICKER	WISDOMTREE FUND	1 YEAR	CAPITALIZATION-WEIGHTED BENCHMARK INDEX	1 YEAR	1 YEAR FUND vs. INDEX
EZM	WT MidCap Earnings Fund	(36.73)%	S&P MidCap 400 Index	(36.09)%	(0.64)%
EPS	WT Earnings 500 Fund	(37.83)%	S&P 500 Index	(38.09)%	0.26%
EXT	WT Total Earnings Fund	(37.86)%	Russell 3000 Index	(38.20)%	0.34%
EES	WT SmallCap Earnings Fund	(39.31)%	Russell 2000 Index	(37.50)%	(1.81)%
EZY	WT Low P/E Fund	(42.87)%	Russell 1000 Value Index	(42.42)%	(0.45)%
EEZ	WT Earnings Top 100 Fund	(43.93)%	Russell 1000 Value Index	(42.42)%	(1.51)%
EPI	WT India Earnings Fund	(50.89)%	MSCI India Index	(52.28)%	1.39%
ROI	WT LargeCap Growth Fund*	N/A	Russell 1000 Growth Index	(34.28)%	N/A
*	Information is not presented for the WisdomTree LargeCap Growth Fund as this Fund commenced operations on December 4, 2008 and therefore does not have a full reporting year’s worth of performance.

Within the domestic earnings funds, the two funds that declined the most — the WisdomTree Low P/E Fund and the WisdomTree Earnings Top 100 Fund — had the greatest exposure to the financial sector. Historically, the financial sector had low P/E ratios and high profits and therefore under WisdomTree’s earnings-weighted methodology, financial company stocks had an above average weight. Because of the credit crises and resulting economic downturn, the financial sector was the worst- performing sector in the period.

The two funds that declined the least were the WisdomTree MidCap Earnings Fund and the WisdomTree Earnings 500 Fund. The WisdomTree Earnings 500 Fund was aided by

2	WisdomTree Domestic and International Earnings Funds

Management’s Discussion of Funds’ Performance (concluded)

having exposure to the Energy sector, which performed well in the period due to record profits at some of the largest Energy companies. The WisdomTree MidCap Earnings Fund was helped by relatively less exposure to the financial sector.

Internationally, the only region of the world where WisdomTree sets portfolio weights based on earnings is in India. In February of 2008, the Trust launched the WisdomTree India Earnings Fund which was the first ETF to offer investor access to India. Because of its fundamentally weighted methodology, the WisdomTree India Earnings Fund outperformed the MSCI India Index by 1.39 percentage points during the period.

The views expressed in this report reflect those of WisdomTree Asset Management only through the end of the period of the report as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month end performance information visit www.wisdomtree.com.

The Russell 3000 Index measures the performance of the 3,000 largest stocks in the U.S. market by market value; the Russell 2000 Index measures the performance of the smallest 2,000 companies in the Russell 3000 Index; the Russell 2000 Growth Index is a capitalization weighted index that measures the small-cap growth segment of the U.S. equity universe, selecting from the Russell 2000 Index.; the Russell 1000 Value Index measures the performance of Russell 1000 companies with lower price to book ratios and lower forecasted growth values; the S&P 500 Index is the Standard & Poor’s composite index of 500 stocks; the S&P MidCap 400 Index is an group of 400 domestic stocks chosen for market size, liquidity and industry group representation; the MSCI India Index is a free float-adjusted market capitalization index that is designed to measure the performance of stocks in India. Index performance information assumes the reinvestment of gross dividends and excludes management fees, transaction costs and expenses. Performance information for the MSCI India Index assumes reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Domestic and International Earnings Funds	3

Performance Summary (unaudited)

WisdomTree Total Earnings Fund

Sector Breakdown† as of 3/31/09‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may comprise of several industries.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
Exxon Mobil Corp.	5.8%
Chevron Corp.	2.9%
Microsoft Corp.	2.3%
ConocoPhillips	1.8%
International Business Machines Corp.	1.7%
Wal-Mart Stores, Inc.	1.7%
General Electric Co.	1.5%
Johnson & Johnson	1.5%
AT&T, Inc.	1.5%
Goldman Sachs Group, Inc. (The)	1.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Total Earnings Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree Earnings Index.

The WisdomTree Total Earnings Fund (Ticker Symbol: EXT) returned (37.86)% at net asset value (“NAV”) for the fiscal year ending March 31, 2009 (for more complete performance information, please see below). Financials detracted the most from returns, with an average weight of 19.98% of the Fund and returns of (56.46)% over the period. The Fund’s decline was least affected by Telecommunication Services which returned (23.85)%, with an average weight of 2.39% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.28%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree Earnings Index	Russell 3000 Index
One Year	(37.86)%	(37.76)%	(37.74)%	(38.20)%
Since Inception[1]	(23.14)%	(23.10)%	(23.04)%	(23.57)%
[1]	Total returns are calculated based on the commencement of trading on the AMEX on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

4	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree Earnings 500 Fund

Sector Breakdown† as of 3/31/09‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may comprise of several industries.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
Exxon Mobil Corp.	6.3%
Chevron Corp.	3.2%
Microsoft Corp.	2.7%
ConocoPhillips	2.1%
International Business Machines Corp.	2.0%
Wal-Mart Stores, Inc.	1.9%
General Electric Co.	1.8%
Johnson & Johnson	1.7%
AT&T, Inc.	1.7%
Goldman Sachs Group, Inc. (The)	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Earnings 500 Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree Earnings 500 Index.

The WisdomTree Earnings 500 Fund (Ticker Symbol: EPS) returned (37.83)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). Financials detracted the most from returns, with an average weight of 20.07% of the Fund and returns of (58.45)% over the period. The Fund’s decline was least affected by Telecommunication Services which returned (23.78)%, with an average weight of 2.63% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.28%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree Earnings 500 Index	S&P 500 Index
One Year	(37.83)%	(37.76)%	(37.78)%	(38.09)%
Since Inception[1]	(22.70)%	(22.71)%	(22.48)%	(23.06)%
[1]	Total returns are calculated based on the commencement of trading on the AMEX on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic and International Earnings Funds	5

Performance Summary (unaudited)

WisdomTree MidCap Earnings Fund

Sector Breakdown† as of 3/31/09‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may comprise of several industries.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
Terra Industries, Inc.	1.3%
Celanese Corp. Series A	1.1%
Plains Exploration & Production Co.	1.0%
Denbury Resources, Inc.	1.0%
Nordstrom, Inc.	1.0%
Reliance Steel & Aluminum Co.	0.9%
Sepracor, Inc.	0.8%
Allegheny Technologies, Inc.	0.7%
Navistar International Corp.	0.7%
SPX Corp.	0.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree MidCap Earnings Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree MidCap Earnings Index.

The WisdomTree MidCap Earnings Fund (Ticker Symbol: EZM) returned (36.73)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). Financials detracted the most from returns, with an average weight of 18.47% of the Fund and returns of (41.14)% over the period. The Fund’s decline was least affected by Telecommunication Services which returned (4.65)%, with an average weight of 0.56% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree MidCap Earnings Index	S&P MidCap 400 Index
One Year	(36.73)%	(36.70)%	(36.87)%	(36.09)%
Since Inception[1]	(25.44)%	(25.38)%	(25.60)%	(22.70)%
[1]	Total returns are calculated based on the commencement of trading on the AMEX on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

6	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree SmallCap Earnings Fund

Sector Breakdown† as of 3/31/09‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may comprise of several industries.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
Berry Petroleum Co. Class A	1.1%
WESCO International, Inc.	1.0%
OM Group, Inc.	1.0%
Helix Energy Solutions Group, Inc.	0.9%
SYNNEX Corp.	0.7%
Ashland, Inc.	0.6%
W.R. Grace & Co.	0.6%
Ciena Corp.	0.5%
Sirona Dental Systems, Inc.	0.5%
Cal-Maine Foods, Inc.	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree SmallCap Earnings Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Earnings Index.

The WisdomTree SmallCap Earnings Fund (Ticker Symbol: EES) returned (39.31)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). Financials detracted the most from returns, with an average weight of 24.44% of the Fund and returns of (40.48)% over the period. The Fund benefited most by Utilities which returned 0.47%, but only comprised on average 1.49% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree SmallCap Earnings Index	Russell 2000 Index
One Year	(39.31)%	(39.04)%	(39.96)%	(37.50)%
Since Inception[1]	(29.63)%	(29.54)%	(29.87)%	(26.24)%
[1]	Total returns are calculated based on the commencement of trading on the AMEX on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic and International Earnings Funds	7

Performance Summary (unaudited)

WisdomTree Earnings Top 100 Fund

Sector Breakdown† as of 3/31/09‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may comprise of several industries.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
Corning, Inc.	4.2%
Freeport-McMoRan Copper & Gold, Inc.	3.6%
Goldman Sachs Group, Inc. (The)	2.4%
Mosaic Co. (The)	1.9%
Marathon Oil Corp.	1.7%
Valero Energy Corp.	1.6%
Best Buy Co., Inc.	1.6%
Murphy Oil Corp.	1.5%
News Corp. Class A	1.5%
DISH Network Corp. Class A	1.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Earnings Top 100 Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree Earnings Top 100 Index.

The WisdomTree Earnings Top 100 Fund (Ticker Symbol: EEZ) returned (43.93)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). Financials detracted the most from returns, with an average weight of 30.59% of the Fund and returns of (57.44)% over the period. The Fund’s decline was least affected by Information Technology which returned (27.64)%, with an average weight of 5.13% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree Earnings Top 100 Index	Russell 1000 Value Index
One Year	(43.93)%	(43.93)%	(43.58)%	(42.42)%
Since Inception[1]	(27.50)%	(27.46)%	(27.11)%	(27.31)%
[1]	Total returns are calculated based on the commencement of trading on the AMEX on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

8	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree Low P/E Fund

Sector Breakdown† as of 3/31/09‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may comprise of several industries.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
Exxon Mobil Corp.	13.7%
Chevron Corp.	6.9%
ConocoPhillips	4.3%
General Electric Co.	3.7%
Goldman Sachs Group, Inc. (The)	3.0%
Corning, Inc.	2.5%
Occidental Petroleum Corp.	2.3%
Freeport-McMoRan Copper & Gold, Inc.	1.5%
Altria Group, Inc.	1.4%
Marathon Oil Corp.	1.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Low P/E Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree Low P/E Index. Beginning on or after June 19, 2009, the WisdomTree Low P/E Fund will change its investment objective and be renamed the WisdomTree LargeCap Value Fund. The Fund will seek to track the performance of the WisdomTree LargeCap Value Index. The LargeCap Value Index is a fundamentally weighted index that measures the performance of large-cap value companies. The Index consists of U.S. companies that have positive cumulative earnings over the past four fiscal quarters and that meet WisdomTree’s market capitalization, liquidity, and other requirements as of the Index measurement date.

The WisdomTree Low P/E Fund (Ticker Symbol: EZY) returned (42.87)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). Financials detracted the most from returns, with an average weight of 34.32% of the Fund and returns of (54.02)% over the period. The Fund’s decline was least affected by Consumer Staples which returned (28.25)%, with an average weight of 1.33% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree Low P/E Index	Russell 1000 Value Index
One Year	(42.87)%	(42.81)%	(42.76)%	(42.42)%
Since Inception[1]	(27.50)%	(27.44)%	(27.38)%	(27.31)%
[1]	Total returns are calculated based on the commencement of trading on the AMEX on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic and International Earnings Funds	9

Performance Summary (unaudited)

WisdomTree LargeCap Growth Fund

Sector Breakdown† as of 3/31/09‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may comprise of several industries.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
Microsoft Corp.	7.9%
International Business Machines Corp.	6.5%
Berkshire Hathaway, Inc. Class B	6.1%
AT&T, Inc.	5.3%
Hewlett-Packard Co.	3.9%
Oracle Corp.	3.4%
Coca-Cola Co. (The)	3.4%
McDonald’s Corp.	2.8%
Occidental Petroleum Corp.	2.7%
Google, Inc. Class A	2.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree LargeCap Growth Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Growth Index.

The WisdomTree LargeCap Growth Fund (Ticker Symbol: ROI) returned 3.56% at net asset value (“NAV”) from its inception on December 4, 2008 through March 31, 2009 (for more complete performance information, please see below). Financials detracted the most from returns, with an average weight of 11.95% of the Fund and returns of (11.57)% over the period. The Fund benefitted most by Information Technology which returned 5.77%, but only comprised on average 31.31% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.38%

Performance as of 3/31/09

	Cumulative Total Return
	Net Asset Value	Market Price	WisdomTree LargeCap Growth Index	Russell 1000 Growth Index
One Year	N/A	N/A	N/A	(34.28)%
Since Inception[1]	3.56%	3.64%	3.60%	4.30%
[1]	Total returns are calculated based on the commencement of trading on the NYSE Arca on December 4, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

10	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree India Earnings Fund

Sector Breakdown† as of 3/31/09‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may comprise of several industries.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
Reliance Industries Ltd.	18.3%
Infosys Technologies Ltd.	7.8%
Oil & Natural Gas Corp., Ltd.	6.0%
Bharti Airtel Ltd.	4.2%
ICICI Bank Ltd.	2.3%
Hindustan Unilever Ltd.	2.3%
NTPC Ltd.	2.1%
Reliance Communications Ltd.	2.1%
Sterlite Industries India Ltd.	2.0%
ITC Ltd.	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree India Earnings Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index.

The WisdomTree India Earnings Fund (Ticker Symbol: EPI) returned (50.89)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). Energy detracted the most from returns, with an average weight of 26.74% of the Fund and returns of (41.98)% over the period. The Fund’s decline was least affected by Consumer Staples which returned (28.67)%, with an average weight of 5.60% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.88%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree India Earnings Index	MSCI India Index
One Year	(50.89)%	(51.40)%	(49.94)%	(52.28)%
Since Inception[1]	(52.03)%	(52.29)%	(51.06)%	(54.02)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE Arca on February 22, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic and International Earnings Funds	11

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 to March 31, 2009 for all Funds except the WisdomTree LargeCap Growth Fund whose period was December 4, 2008 (commencement of investment operations) through March 31, 2009.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period 10/01/08 to 3/31/09” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	WisdomTree Domestic and International Earnings Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 10/01/08	Ending Account Value 3/31/09	Annualized Expense Ratio Based on the Period 10/01/08 to 3/31/09	Expenses Paid During the Period† 10/01/08 to 3/31/09
WisdomTree Total Earnings Fund
Actual	$1,000.00	$692.94	0.28%	$1.18
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41
WisdomTree Earnings 500 Fund
Actual	$1,000.00	$698.58	0.28%	$1.19
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41
WisdomTree MidCap Earnings Fund
Actual	$1,000.00	$674.76	0.38%	$1.59
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree SmallCap Earnings Fund
Actual	$1,000.00	$626.15	0.38%	$1.54
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree Earnings Top 100 Fund
Actual	$1,000.00	$668.97	0.38%	$1.58
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree Low P/E Fund
Actual	$1,000.00	$654.29	0.38%	$1.57
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree LargeCap Growth Fund*
Actual	$1,000.00	$1,035.61	0.38%	$1.25
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92
WisdomTree India Earnings Fund
Actual	$1,000.00	$702.40	0.88%	$3.74
Hypothetical (5% return before expenses)	$1,000.00	$1,020.54	0.88%	$4.43
*	Commencement of investment operations for WisdomTree LargeCap Growth is December 4, 2008.

†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect one-half year period) except for the actual return information which reflects the 118 day period for WisdomTree LargeCap Growth Fund.

WisdomTree Domestic and International Earnings Funds	13

Schedule of Investments

WisdomTree Total Earnings Fund

March 31, 2009

Investments	Shares	Value

COMMON STOCKS – 99.2%
Advertising – 0.1%
Omnicom Group, Inc.	794	$18,580
Aerospace & Defense – 2.8%
AAR Corp.*	138	1,730
Alliant Techsystems, Inc.*	51	3,416
BE Aerospace, Inc.*	574	4,977
Boeing Co.	2,035	72,405
Ceradyne, Inc.*	123	2,230
Curtiss-Wright Corp.	89	2,496
DynCorp International, Inc. Class A*	130	1,733
Esterline Technologies Corp.*	70	1,413
General Dynamics Corp.	914	38,013
Goodrich Corp.	390	14,777
Hexcel Corp.*	333	2,188
Honeywell International, Inc.	1,566	43,629
L-3 Communications Holdings, Inc.	242	16,408
Lockheed Martin Corp.	828	57,157
Moog, Inc. Class A*	95	2,173
Northrop Grumman Corp.	717	31,290
Orbital Sciences Corp.*	117	1,391
Precision Castparts Corp.	393	23,541
Raytheon Co.	877	34,150
Rockwell Collins, Inc.	392	12,795
Spirit Aerosystems Holdings, Inc. Class A*	830	8,275
Teledyne Technologies, Inc.*	70	1,868
TransDigm Group, Inc.*	105	3,448
Triumph Group, Inc.	61	2,330
United Technologies Corp.	1,913	82,221

Total Aerospace & Defense		466,054
Air Freight & Logistics – 0.2%
Atlas Air Worldwide Holdings, Inc.*	88	1,527
C.H. Robinson Worldwide, Inc.	153	6,978
Expeditors International Washington, Inc.	188	5,319
FedEx Corp.	370	16,461
Forward Air Corp.	56	909
HUB Group, Inc. Class A*	73	1,241
Pacer International, Inc.	195	682

Total Air Freight & Logistics		33,117
Airlines – 0.1%
Republic Airways Holdings, Inc.*	234	1,516
Skywest, Inc.	177	2,202
Southwest Airlines Co.	904	5,723

Total Airlines		9,441
Auto Components – 0.3%
Autoliv, Inc.	311	5,775
BorgWarner, Inc.	273	5,542
Exide Technologies*	339	1,017
Gentex Corp.	304	3,028
Goodyear Tire & Rubber Co. (The)*	1,187	7,431
Johnson Controls, Inc.	1,205	14,460
WABCO Holdings, Inc.	348	4,284

Total Auto Components		41,537

Investments	Shares	Value

Automobiles – 0.1%
Harley-Davidson, Inc.(a)	987	$13,216
Thor Industries, Inc.	184	2,874

Total Automobiles		16,090
Beverages – 1.9%
Brown-Forman Corp. Class B	192	7,455
Central European Distribution Corp.*	119	1,280
Coca-Cola Co. (The)	2,771	121,786
Coca-Cola Enterprises, Inc.	1,275	16,817
Constellation Brands, Inc. Class A*	286	3,403
Dr. Pepper Snapple Group, Inc.*	641	10,839
Hansen Natural Corp.*	139	5,004
Molson Coors Brewing Co. Class B	210	7,199
Pepsi Bottling Group, Inc.	572	12,664
PepsiAmericas, Inc.	291	5,020
PepsiCo, Inc.	2,222	114,389

Total Beverages		305,856
Biotechnology – 1.0%
Amgen, Inc.*	1,574	77,944
Biogen Idec, Inc.*	381	19,972
Cephalon, Inc.*(a)	77	5,244
Cubist Pharmaceuticals, Inc.*	82	1,341
Emergent Biosolutions, Inc.*	76	1,027
Genzyme Corp.*	138	8,196
Gilead Sciences, Inc.*	813	37,658
Myriad Genetics, Inc.*	76	3,456
OSI Pharmaceuticals, Inc.*	80	3,061

Total Biotechnology		157,899
Building Products – 0.1%
Ameron International Corp.	30	1,580
Apogee Enterprises, Inc.	175	1,921
Armstrong World Industries, Inc.	154	1,696
Lennox International, Inc.	133	3,519
Masco Corp.	484	3,378
NCI Building Systems, Inc.*	139	309
Simpson Manufacturing Co., Inc.	72	1,297

Total Building Products		13,700
Capital Markets – 2.9%
Affiliated Managers Group, Inc.*	96	4,004
Ameriprise Financial, Inc.	588	12,048
Apollo Investment Corp.	556	1,935
Bank of New York Mellon Corp. (The)	1,548	43,731
BlackRock Kelso Capital Corp.	176	737
BlackRock, Inc.	177	23,017
Charles Schwab Corp. (The)	1,623	25,157
Eaton Vance Corp.	226	5,164
Federated Investors, Inc. Class B	250	5,565
Franklin Resources, Inc.	537	28,928
GAMCO Investors, Inc. Class A	67	2,188
GFI Group, Inc.	656	2,106
Goldman Sachs Group, Inc. (The)	2,053	217,659
Greenhill & Co., Inc.	29	2,142

See Notes to Financial Statements.

14	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund

March 31, 2009

Investments	Shares	Value

Hercules Technology Growth Capital, Inc.	204	$1,020
Investment Technology Group, Inc.*	129	3,292
Janus Capital Group, Inc.	599	3,983
Knight Capital Group, Inc. Class A*	238	3,508
Northern Trust Corp.	293	17,527
optionsXpress Holdings, Inc.	195	2,217
Prospect Capital Corp.	160	1,363
Raymond James Financial, Inc.(a)	284	5,595
SEI Investments Co.	269	3,285
State Street Corp.	845	26,009
Stifel Financial Corp.*	40	1,732
T. Rowe Price Group, Inc.	424	12,237
TD Ameritrade Holding Corp.*	1,346	18,588
thinkorswim Group, Inc.*	346	2,989
Waddell & Reed Financial, Inc. Class A	238	4,301

Total Capital Markets		482,027
Chemicals – 2.7%
Air Products & Chemicals, Inc.	469	26,381
Airgas, Inc.	156	5,274
Albemarle Corp.	274	5,965
Arch Chemicals, Inc.	74	1,403
Ashland, Inc.	344	3,553
Cabot Corp.	135	1,419
Celanese Corp. Series A	1,225	16,378
CF Industries Holdings, Inc.	283	20,130
Cytec Industries, Inc.	210	3,154
Dow Chemical Co. (The)	2,581	21,758
E.I. Du Pont de Nemours & Co.	2,272	50,734
Eastman Chemical Co.	300	8,040
Ecolab, Inc.	269	9,342
FMC Corp.	140	6,040
H.B. Fuller Co.	163	2,119
Huntsman Corp.	604	1,890
Innophos Holdings, Inc.	248	2,797
International Flavors & Fragrances, Inc.	162	4,935
Koppers Holdings, Inc.	80	1,162
Lubrizol Corp.	168	5,714
Minerals Technologies, Inc.	36	1,154
Monsanto Co.*	550	45,705
Mosaic Co. (The)	1,881	78,964
Nalco Holding Co.	311	4,065
NewMarket Corp.	56	2,481
Olin Corp.	221	3,154
OM Group, Inc.*	228	4,405
PPG Industries, Inc.	344	12,694
Praxair, Inc.	480	32,299
Rockwood Holdings, Inc.*	321	2,549
Rohm & Haas Co.	213	16,793
RPM International, Inc.	402	5,117
Sensient Technologies Corp.	99	2,326
Sigma-Aldrich Corp.	175	6,613
Terra Industries, Inc.	721	20,253
Valspar Corp. (The)	186	3,714

Investments	Shares	Value

W.R. Grace & Co.*	468	$2,958
Westlake Chemical Corp.	156	2,282

Total Chemicals		445,714
Commercial Banks – 1.7%
Associated Banc-Corp	265	4,092
Bancfirst Corp.	38	1,383
BancorpSouth, Inc.	167	3,480
Bank of Hawaii Corp.	111	3,661
BB&T Corp.(a)	1,190	20,135
BOK Financial Corp.	100	3,455
CapitalSource, Inc.	353	431
Cathay General Bancorp(a)	119	1,241
City National Corp.	81	2,735
Comerica, Inc.	380	6,958
Commerce Bancshares, Inc.	105	3,812
Community Bank System, Inc.	82	1,374
Cullen/Frost Bankers, Inc.	105	4,929
CVB Financial Corp.(a)	215	1,425
Fifth Third Bancorp(a)	208	607
First Bancorp	188	801
First Citizens BancShares, Inc. Class A	20	2,636
First Financial Bankshares, Inc.	42	2,023
First Midwest Bancorp, Inc.	112	962
FirstMerit Corp.	166	3,021
FNB Corp.	185	1,419
Fulton Financial Corp.	368	2,440
Glacier Bancorp, Inc.	126	1,980
Hancock Holding Co.	59	1,846
Huntington Bancshares, Inc.(a)	243	403
International Bancshares Corp.	175	1,365
M&T Bank Corp.(a)	186	8,415
MB Financial, Inc.	67	911
National Penn Bancshares, Inc.	189	1,569
NBT Bancorp, Inc.	77	1,666
Old National Bancorp	155	1,731
Pacific Capital Bancorp NA	122	826
Park National Corp.	36	2,007
PNC Financial Services Group, Inc.	645	18,892
Prosperity Bancshares, Inc.	88	2,407
Regions Financial Corp.	1,782	7,591
S&T Bancorp, Inc.	62	1,315
SunTrust Banks, Inc.	696	8,171
Susquehanna Bancshares, Inc.	164	1,530
SVB Financial Group*	107	2,141
Synovus Financial Corp.	495	1,609
TCF Financial Corp.	325	3,822
Trustmark Corp.(a)	127	2,334
U.S. Bancorp	3,035	44,341
UMB Financial Corp.	61	2,592
Umpqua Holdings Corp.	138	1,250
United Bankshares, Inc.(a)	83	1,431
Valley National Bancorp(a)	173	2,140
Wells Fargo & Co.	4,764	67,839

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	15

Schedule of Investments (continued)

WisdomTree Total Earnings Fund

March 31, 2009

Investments	Shares	Value

Westamerica Bancorp.	47	$2,141
Whitney Holding Corp.	144	1,649
Wilmington Trust Corp.	111	1,076
Zions Bancorp.	228	2,241

Total Commercial Banks		272,251
Commercial Services & Supplies – 0.6%
ABM Industries, Inc.	109	1,788
American Reprographics Co.*	277	981
Avery Dennison Corp.	194	4,334
Brink’s Co. (The)	202	5,345
Cintas Corp.*	286	7,070
Clean Harbors, Inc.*	39	1,872
Consolidated Graphics, Inc.*	88	1,119
Copart, Inc.*	141	4,182
Corrections Corp. of America*	220	2,818
Covanta Holding Corp.*	184	2,409
Deluxe Corp.	227	2,186
Geo Group, Inc. (The)*	95	1,259
Herman Miller, Inc.	251	2,676
HNI Corp.	145	1,508
Interface, Inc. Class A	322	963
Iron Mountain, Inc.*	138	3,059
Knoll, Inc.	263	1,612
M&F Worldwide Corp.*	122	1,429
Mine Safety Appliances Co.	77	1,541
Pitney Bowes, Inc.	249	5,814
R.R. Donnelley & Sons Co.	991	7,264
Republic Services, Inc.	263	4,510
Rollins, Inc.	139	2,384
Steelcase, Inc. Class A	482	2,415
Stericycle, Inc.*	70	3,341
SYKES Enterprises, Inc.*	125	2,079
Tetra Tech, Inc.*	96	1,956
United Stationers, Inc.*	86	2,415
Viad Corp.	70	988
Waste Connections, Inc.*	102	2,621
Waste Management, Inc.	773	19,789

Total Commercial Services & Supplies		103,727
Communications Equipment – 2.9%
ADC Telecommunications, Inc.*	382	1,677
Adtran, Inc.	172	2,788
Airvana, Inc.*	528	3,089
Arris Group, Inc.*	261	1,924
Black Box Corp.	58	1,369
Brocade Communications Systems, Inc.*	1,302	4,492
Ciena Corp.*(a)	425	3,307
Cisco Systems, Inc.*	10,303	172,781
CommScope, Inc.*	257	2,920
Comtech Telecommunications Corp.*	54	1,338
Corning, Inc.	12,904	171,236
F5 Networks, Inc.*	111	2,325
Harmonic, Inc.*	351	2,282
Harris Corp.	283	8,190

Investments	Shares	Value

Infinera Corp.*	283	$2,094
Juniper Networks, Inc.*	674	10,150
Plantronics, Inc.	171	2,064
Polycom, Inc.*	182	2,801
QUALCOMM, Inc.	2,107	81,983
Starent Networks Corp.*	155	2,451
Tekelec*	149	1,971

Total Communications Equipment		483,232
Computers & Peripherals – 4.3%
Apple, Inc.*	1,182	124,252
Dell, Inc.*	5,061	47,978
Diebold, Inc.	114	2,434
EMC Corp.*	3,115	35,511
Hewlett-Packard Co.	4,766	152,798
International Business Machines Corp.	2,882	279,237
Lexmark International, Inc. Class A*	271	4,572
NCR Corp.*	462	3,673
NetApp, Inc.*	512	7,598
QLogic Corp.*	271	3,013
Teradata Corp.*	403	6,537
Western Digital Corp.*	1,768	34,193

Total Computers & Peripherals		701,796
Construction & Engineering – 0.3%
Aecom Technology Corp.*	131	3,417
EMCOR Group, Inc.*	202	3,468
Fluor Corp.	324	11,194
Granite Construction, Inc.	71	2,661
Jacobs Engineering Group, Inc.*	191	7,384
KBR, Inc.	406	5,607
MasTec, Inc.*	206	2,491
Perini Corp.*	127	1,562
Quanta Services, Inc.*	205	4,397
Shaw Group, Inc. (The)*	170	4,660
URS Corp.*	117	4,728

Total Construction & Engineering		51,569
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	47	3,727
Texas Industries, Inc.	48	1,200
Vulcan Materials Co.(a)	80	3,543

Total Construction Materials		8,470
Consumer Finance – 0.4%
American Express Co.	2,692	36,692
Capital One Financial Corp.	1,298	15,887
Cash America International, Inc.	89	1,394
Credit Acceptance Corp.*(a)	130	2,794
Discover Financial Services	1,460	9,213
Dollar Financial Corp.*	163	1,552
Ezcorp, Inc. Class A*	106	1,226
Student Loan Corp. (The)	74	3,214
World Acceptance Corp.*	82	1,402

Total Consumer Finance		73,374

See Notes to Financial Statements.

16	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund

March 31, 2009

Investments	Shares	Value

Containers & Packaging – 0.4%
Aptargroup, Inc.	106	$3,301
Ball Corp.	172	7,465
Bemis Co.	154	3,229
Crown Holdings, Inc.*	727	16,525
Greif, Inc. Class A	127	4,228
Owens-Illinois, Inc.*	412	5,949
Packaging Corp. of America	262	3,411
Pactiv Corp.*	162	2,364
Rock-Tenn Co. Class A	71	1,921
Sealed Air Corp.	345	4,761
Silgan Holdings, Inc.	58	3,047
Sonoco Products Co.	131	2,748

Total Containers & Packaging		58,949
Distributors – 0.1%
Genuine Parts Co.	278	8,301
LKQ Corp.*	273	3,896

Total Distributors		12,197
Diversified Consumer Services – 0.3%
Apollo Group, Inc. Class A*	148	11,593
Career Education Corp.*	122	2,923
DeVry, Inc.	66	3,180
H&R Block, Inc.	443	8,058
ITT Educational Services, Inc.*	56	6,800
Matthews International Corp. Class A	57	1,642
Pre-Paid Legal Services, Inc.*	44	1,277
Regis Corp.	168	2,428
Service Corp. International	1,093	3,815
Sotheby’s(a)	378	3,402
Strayer Education, Inc.	12	2,158
Weight Watchers International, Inc.	155	2,875

Total Diversified Consumer Services		50,151
Diversified Financial Services – 1.5%
Bank of America Corp.	7,463	50,898
CME Group, Inc.	84	20,697
Financial Federal Corp.	65	1,377
IntercontinentalExchange, Inc.*	88	6,553
JPMorgan Chase & Co.	4,929	131,013
Leucadia National Corp.*	650	9,678
Moody’s Corp.	503	11,529
NASDAQ OMX Group (The)*	326	6,383
NYSE Euronext	564	10,095

Total Diversified Financial Services		248,223
Diversified Telecommunication Services – 2.5%
Alaska Communications Systems Group, Inc.	313	2,097
AT&T, Inc.	9,515	239,778
CenturyTel, Inc.	332	9,336
Cincinnati Bell, Inc.*	1,185	2,726
Embarq Corp.	504	19,076
Frontier Communications Corp.	546	3,920
Qwest Communications International, Inc.	4,911	16,796

Investments	Shares	Value

Verizon Communications, Inc.	3,857	$116,481
Windstream Corp.	1,178	9,495

Total Diversified Telecommunication Services		419,705
Electric Utilities – 1.8%
Allegheny Energy, Inc.	315	7,298
ALLETE, Inc.	81	2,162
American Electric Power Co., Inc.	807	20,385
Cleco Corp.	123	2,668
DPL, Inc.	192	4,328
Duke Energy Corp.	1,980	28,354
Edison International	795	22,904
El Paso Electric Co.*	97	1,367
Entergy Corp.	337	22,946
Exelon Corp.	988	44,845
FirstEnergy Corp.	470	18,142
FPL Group, Inc.	593	30,083
Great Plains Energy, Inc.	194	2,613
Hawaiian Electric Industries, Inc.	151	2,075
IDACORP, Inc.	95	2,219
ITC Holdings Corp.	71	3,097
MGE Energy, Inc.	60	1,882
Northeast Utilities	289	6,239
Pepco Holdings, Inc.	381	4,755
Pinnacle West Capital Corp.	184	4,887
Portland General Electric Co.	131	2,304
PPL Corp.	621	17,829
Progress Energy, Inc.	408	14,794
Southern Co. (The)	985	30,161
UIL Holdings Corp.	62	1,384
Westar Energy, Inc.	220	3,857

Total Electric Utilities		303,578
Electrical Equipment – 0.7%
A.O. Smith Corp.	84	2,115
Acuity Brands, Inc.	109	2,457
Ametek, Inc.	195	6,098
Baldor Electric Co.	154	2,231
Belden, Inc.	156	1,952
Brady Corp. Class A	148	2,609
Emerson Electric Co.	1,461	41,755
EnerSys*	228	2,763
First Solar, Inc.*	48	6,370
General Cable Corp.*	298	5,906
GrafTech International Ltd.*	605	3,727
Hubbell, Inc. Class B	156	4,206
II-VI, Inc.*	103	1,770
Regal-Beloit Corp.	99	3,033
Rockwell Automation, Inc.	401	8,758
Roper Industries, Inc.	154	6,537
Sunpower Corp. Class A*(a)	57	1,355
Thomas & Betts Corp.*	183	4,579
Woodward Governor Co.	150	1,677

Total Electrical Equipment		109,898

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	17

Schedule of Investments (continued)

WisdomTree Total Earnings Fund

March 31, 2009

Investments	Shares	Value

Electronic Equipment, Instruments & Components – 0.7%
Agilent Technologies, Inc.*	931	$14,309
Amphenol Corp. Class A	420	11,966
Anixter International, Inc.*	213	6,748
Arrow Electronics, Inc.*	481	9,168
Avnet, Inc.*	589	10,313
AVX Corp.	441	4,004
Benchmark Electronics, Inc.*	193	2,162
Checkpoint Systems, Inc.*	172	1,543
Dolby Laboratories, Inc. Class A*	155	5,287
Flir Systems, Inc.*	192	3,932
Ingram Micro, Inc. Class A*	506	6,396
Insight Enterprises, Inc.*	412	1,261
Jabil Circuit, Inc.	511	2,841
Mettler-Toledo International, Inc.*	70	3,593
Molex, Inc.	352	4,836
MTS Systems Corp.	69	1,570
National Instruments Corp.	130	2,424
Plexus Corp.*	147	2,032
Rofin-Sinar Technologies, Inc.*	96	1,547
Scansource, Inc.*	105	1,951
SYNNEX Corp.*	220	4,327
Tech Data Corp.*	168	3,659
Trimble Navigation Ltd.*	188	2,873
Vishay Intertechnology, Inc.*	495	1,723

Total Electronic Equipment, Instruments & Components		110,465
Energy Equipment & Services – 2.0%
Atwood Oceanics, Inc.*	297	4,927
Baker Hughes, Inc.	1,132	32,319
Basic Energy Services, Inc.*	175	1,132
BJ Services Co.	1,138	11,323
Bristow Group, Inc.*	88	1,886
Cal Dive International, Inc.*	366	2,478
Cameron International Corp.*	600	13,158
CARBO Ceramics, Inc.	56	1,593
Complete Production Services, Inc.*	499	1,537
Diamond Offshore Drilling, Inc.	395	24,830
Dresser-Rand Group, Inc.*	231	5,105
Dril-Quip, Inc.*	138	4,237
ENSCO International, Inc.	808	21,331
Exterran Holdings, Inc.*	171	2,739
FMC Technologies, Inc.*	333	10,446
Gulfmark Offshore, Inc.*	116	2,768
Halliburton Co.	2,254	34,869
Helix Energy Solutions Group, Inc.*	1,014	5,212
Helmerich & Payne, Inc.	435	9,905
Hercules Offshore, Inc.*	569	899
Hornbeck Offshore Services, Inc.*	158	2,408
ION Geophysical Corp.*	606	945
Key Energy Services, Inc.*	790	2,275
Lufkin Industries, Inc.	60	2,273
National Oilwell Varco, Inc.*	1,589	45,620

Investments	Shares	Value

Oceaneering International, Inc.*	163	$6,010
Oil States International, Inc.*	299	4,013
Parker Drilling Co.*	780	1,435
Patterson-UTI Energy, Inc.	750	6,720
Pioneer Drilling Co.*	340	1,115
Pride International, Inc.*	783	14,078
Rowan Cos., Inc.	598	7,158
RPC, Inc.	232	1,538
SEACOR Holdings, Inc.*	47	2,741
Smith International, Inc.	689	14,800
Superior Energy Services, Inc.*	439	5,659
Tidewater, Inc.	186	6,906
Unit Corp.*	285	5,962

Total Energy Equipment & Services		324,350
Food & Staples Retailing – 3.1%
Andersons, Inc. (The)	106	1,499
BJ’s Wholesale Club, Inc.*	101	3,231
Casey’s General Stores, Inc.	112	2,986
Costco Wholesale Corp.	514	23,808
CVS/Caremark Corp.	2,572	70,704
Ingles Markets, Inc. Class A	103	1,538
Kroger Co. (The)	1,044	22,154
Ruddick Corp.	90	2,020
Safeway, Inc.	837	16,899
SUPERVALU, Inc.	953	13,609
Sysco Corp.	990	22,572
United Natural Foods, Inc.*	82	1,556
Walgreen Co.	1,819	47,221
Wal-Mart Stores, Inc.	5,251	273,577
Whole Foods Market, Inc.(a)	274	4,603

Total Food & Staples Retailing		507,977
Food Products – 1.4%
Archer-Daniels-Midland Co.	1,821	50,587
Cal-Maine Foods, Inc.	140	3,135
Campbell Soup Co.	497	13,598
Chiquita Brands International, Inc.*	124	822
ConAgra Foods, Inc.	668	11,269
Corn Products International, Inc.	202	4,282
Darling International, Inc.*	403	1,495
Dean Foods Co.*	230	4,158
Del Monte Foods Co.	355	2,588
Flowers Foods, Inc.	128	3,006
General Mills, Inc.	401	20,002
H.J. Heinz Co.	485	16,034
Hershey Co. (The)	202	7,020
Hormel Foods Corp.	210	6,659
J.M. Smucker Co. (The)	97	3,615
Kellogg Co.	573	20,989
Kraft Foods, Inc. Class A	1,981	44,157
Lancaster Colony Corp.	52	2,157
McCormick & Co., Inc.	195	5,766
Ralcorp Holdings, Inc.*	73	3,933
Sara Lee Corp.	1,401	11,320

See Notes to Financial Statements.

18	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund

March 31, 2009

Investments	Shares	Value

Tyson Foods, Inc. Class A	261	$2,451

Total Food Products		239,043
Gas Utilities – 0.4%
AGL Resources, Inc.	157	4,165
Atmos Energy Corp.	198	4,578
Energen Corp.	238	6,933
EQT Corp.	203	6,360
Laclede Group, Inc. (The)	46	1,793
National Fuel Gas Co.	200	6,134
New Jersey Resources Corp.	93	3,160
Nicor, Inc.	94	3,124
Northwest Natural Gas Co.	53	2,301
Oneok, Inc.	273	6,178
Piedmont Natural Gas Co., Inc.	115	2,978
Questar Corp.	426	12,537
South Jersey Industries, Inc.	68	2,380
Southwest Gas Corp.	89	1,875
UGI Corp.	207	4,887
WGL Holdings, Inc.	100	3,280

Total Gas Utilities		72,663
Health Care Equipment & Supplies – 1.6%
Baxter International, Inc.	795	40,720
Beckman Coulter, Inc.	91	4,642
Becton Dickinson & Co.	354	23,803
Boston Scientific Corp.*	1,727	13,730
C.R. Bard, Inc.	100	7,972
Conmed Corp.*	72	1,038
DENTSPLY International, Inc.	226	6,068
Edwards Lifesciences Corp.*	66	4,002
Gen-Probe, Inc.*	64	2,917
Haemonetics Corp.*	34	1,873
Hill-Rom Holdings, Inc.	109	1,078
Hospira, Inc.*	234	7,221
Idexx Laboratories, Inc.*	92	3,181
Immucor, Inc.*	95	2,389
Intuitive Surgical, Inc.*(a)	39	3,719
Kinetic Concepts, Inc.*	211	4,456
Medtronic, Inc.	1,786	52,633
Resmed, Inc.*	83	2,933
Sirona Dental Systems, Inc.*	223	3,193
St. Jude Medical, Inc.*	472	17,148
STERIS Corp.	119	2,770
Stryker Corp.	621	21,139
Teleflex, Inc.	41	1,603
Varian Medical Systems, Inc.*	187	5,692
West Pharmaceutical Services, Inc.	57	1,870
Zimmer Holdings, Inc.*	501	18,287

Total Health Care Equipment & Supplies		256,077
Health Care Providers & Services – 2.5%
Aetna, Inc.	1,506	36,641
Amedisys, Inc.*(a)	65	1,787
AMERIGROUP Corp.*	149	4,103
AmerisourceBergen Corp.	291	9,504

Investments	Shares	Value

Amsurg Corp.*	78	$1,236
Cardinal Health, Inc.	833	26,223
Catalyst Health Solutions, Inc.*	87	1,724
Centene Corp.*	128	2,307
Chemed Corp.	58	2,256
Cigna Corp.	1,228	21,601
Community Health Systems, Inc.*	175	2,685
Coventry Health Care, Inc.*	736	9,524
DaVita, Inc.*	160	7,032
Emergency Medical Services Corp. Class A*	72	2,260
Express Scripts, Inc.*	272	12,558
Gentiva Health Services, Inc.*	90	1,368
Health Management Associates, Inc. Class A*	962	2,482
Health Net, Inc.*	488	7,066
Healthspring, Inc.*	183	1,532
Healthways, Inc.*	158	1,386
Henry Schein, Inc.*	161	6,442
Humana, Inc.*	458	11,945
inVentiv Health, Inc.*	140	1,142
Kindred Healthcare, Inc.*	137	2,048
Laboratory Corp. of America Holdings*	155	9,066
LifePoint Hospitals, Inc.*	161	3,358
Lincare Holdings, Inc.*	190	4,142
Magellan Health Services, Inc.*	76	2,769
McKesson Corp.	610	21,374
Medco Health Solutions, Inc.*	538	22,241
Mednax, Inc.*	105	3,094
Molina Healthcare, Inc.*	108	2,054
Omnicare, Inc.	160	3,918
Owens & Minor, Inc.	74	2,452
Patterson Cos., Inc.*	247	4,658
PSS World Medical, Inc.*	98	1,406
Psychiatric Solutions, Inc.*	107	1,683
Quest Diagnostics, Inc.	272	12,915
Sun Healthcare Group, Inc.*	154	1,300
UnitedHealth Group, Inc.	3,136	65,637
Universal American Corp.*	301	2,549
Universal Health Services, Inc. Class B	123	4,716
VCA Antech, Inc.*	163	3,676
WellPoint, Inc.*	1,750	66,448

Total Health Care Providers & Services		416,308
Health Care Technology – 0.1%
Cerner Corp.*(a)	103	4,529
Eclipsys Corp.*	133	1,349
HLTH Corp.*	405	4,192
IMS Health, Inc.	350	4,364

Total Health Care Technology		14,434
Hotels, Restaurants & Leisure – 1.2%
Ameristar Casinos, Inc.	206	2,591
Bally Technologies, Inc.*	133	2,450
Bob Evans Farms, Inc.	88	1,973
Burger King Holdings, Inc.	214	4,911
CEC Entertainment, Inc.*	75	1,941

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	19

Schedule of Investments (continued)

WisdomTree Total Earnings Fund

March 31, 2009

Investments	Shares	Value

Cheesecake Factory (The)*	203	$2,324
Chipotle Mexican Grill, Inc. Class A*	34	2,257
Choice Hotels International, Inc.	97	2,505
Cracker Barrel Old Country Store, Inc.	82	2,349
Darden Restaurants, Inc.	316	10,826
Domino’s Pizza, Inc.*	343	2,247
International Game Technology	628	5,790
International Speedway Corp. Class A	105	2,316
Jack In The Box, Inc.*	90	2,096
Life Time Fitness, Inc.*	174	2,185
Marriott International, Inc. Class A	686	11,223
McDonald’s Corp.	1,501	81,910
MGM Mirage*(a)	622	1,449
Panera Bread Co. Class A*	35	1,957
Penn National Gaming, Inc.*	141	3,405
Scientific Games Corp. Class A*	144	1,744
Sonic Corp.*	139	1,393
Speedway Motorsports, Inc.	114	1,347
Starbucks Corp.*	697	7,744
Starwood Hotels & Resorts Worldwide, Inc.	544	6,909
Vail Resorts, Inc.*	102	2,084
WMS Industries, Inc.*	76	1,589
Wyndham Worldwide Corp.	1,272	5,342
Wynn Resorts Ltd.*(a)	205	4,094
Yum! Brands, Inc.	652	17,917

Total Hotels, Restaurants & Leisure		198,868
Household Durables – 0.4%
American Greetings Corp. Class A	157	794
Black & Decker Corp.	212	6,691
Blyth, Inc.*	62	1,620
Ethan Allen Interiors, Inc.	99	1,115
Fortune Brands, Inc.	398	9,771
Harman International Industries, Inc.	153	2,070
Jarden Corp.*	230	2,914
Leggett & Platt, Inc.	220	2,858
Newell Rubbermaid, Inc.	684	4,364
NVR, Inc.*	10	4,278
Sealy Corp.*	569	848
Snap-On, Inc.	134	3,363
Stanley Works (The)	204	5,941
Tempur-Pedic International, Inc.(a)	384	2,803
Tupperware Brands Corp.	182	3,092
Whirlpool Corp.	272	8,048

Total Household Durables		60,570
Household Products – 1.7%
Church & Dwight Co., Inc.	95	4,962
Clorox Co.	209	10,760
Colgate-Palmolive Co.	642	37,865
Energizer Holdings, Inc.*	161	8,000
Kimberly-Clark Corp.	736	33,937
Procter & Gamble Co. (The)	3,836	180,637

Total Household Products		276,161

Investments	Shares	Value

Independent Power Producers & Energy Traders – 0.2%
AES Corp. (The)*	1,665	$9,674
Constellation Energy Group, Inc.	290	5,991
Mirant Corp.*	655	7,467
NRG Energy, Inc.*	855	15,048
Ormat Technologies, Inc.	59	1,620

Total Independent Power Producers & Energy Traders		39,800
Industrial Conglomerates – 2.1%
3M Co.	1,349	67,072
Carlisle Cos., Inc.	203	3,985
General Electric Co.	25,267	255,450
Seaboard Corp.	4	4,040
Textron, Inc.	1,318	7,565

Total Industrial Conglomerates		338,112
Insurance – 3.5%
Alleghany Corp.*	10	2,762
Allstate Corp. (The)	1,681	32,191
American Family Life Assurance Co., Inc.	847	16,398
American Financial Group, Inc.	389	6,243
American Physicians Capital, Inc.	38	1,555
Amerisafe, Inc.*	85	1,302
Amtrust Financial Services, Inc.	337	3,218
AON Corp.	316	12,899
Arthur J. Gallagher & Co.	140	2,380
Assurant, Inc.	545	11,870
Berkshire Hathaway, Inc. Class A*	1	86,700
Brown & Brown, Inc.	195	3,687
Chubb Corp.	902	38,173
Cincinnati Financial Corp.	339	7,753
CNA Financial Corp.	1,131	10,360
CNA Surety Corp.*	199	3,670
Delphi Financial Group, Inc. Class A	182	2,450
Employers Holdings, Inc.	194	1,851
Erie Indemnity Co. Class A	103	3,521
FBL Financial Group, Inc. Class A	251	1,042
Fpic Insurance Group, Inc.*	36	1,333
Hanover Insurance Group, Inc. (The)	100	2,882
Harleysville Group, Inc.	103	3,276
HCC Insurance Holdings, Inc.	298	7,507
Horace Mann Educators Corp.	326	2,729
Infinity Property & Casualty Corp.	42	1,425
Lincoln National Corp.	1,492	9,981
Loews Corp.	1,334	29,481
Markel Corp.*	15	4,258
Marsh & McLennan Cos., Inc.	377	7,634
Mercury General Corp.	115	3,416
Metlife, Inc.	2,447	55,718
National Western Life Insurance Co. Class A	14	1,582
Navigators Group, Inc.*	40	1,887
Odyssey Re Holdings Corp.	74	2,807
Principal Financial Group, Inc.	1,061	8,679

See Notes to Financial Statements.

20	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund

March 31, 2009

Investments	Shares	Value

ProAssurance Corp.*	86	$4,009
Progressive Corp. (The)*	1,388	18,655
Prudential Financial, Inc.	1,772	33,703
Reinsurance Group of America, Inc.*	303	9,814
RLI Corp.	46	2,309
Safety Insurance Group, Inc.	54	1,678
Selective Insurance Group, Inc.	121	1,471
StanCorp Financial Group, Inc.	143	3,258
Torchmark Corp.	264	6,925
Tower Group, Inc.	87	2,143
Transatlantic Holdings, Inc.	225	8,026
Travelers Cos., Inc. (The)	1,637	66,528
Universal Insurance Holdings, Inc.	651	2,448
Unum Group	1,078	13,475
W.R. Berkley Corp.	421	9,494
Wesco Financial Corp.	7	1,932
Zenith National Insurance Corp.	96	2,315

Total Insurance		582,803
Internet & Catalog Retail – 0.2%
Amazon.com, Inc.*	250	18,360
Expedia, Inc.*	818	7,427
Liberty Media Corp. – Interactive A*	873	2,532
NetFlix, Inc.*(a)	77	3,305
NutriSystem, Inc.	134	1,912
priceline.com, Inc.*(a)	68	5,357

Total Internet & Catalog Retail		38,893
Internet Software & Services – 1.1%
Akamai Technologies, Inc.*	232	4,501
Digital River, Inc.*	89	2,654
Earthlink, Inc.*	592	3,889
eBay, Inc.*	2,802	35,193
Google, Inc. Class A*	347	120,777
j2 Global Communications, Inc.*	113	2,474
United Online, Inc.	311	1,387
Valueclick, Inc.*	241	2,051
WebMD Health Corp. Class A*(a)	90	2,007
Yahoo!, Inc.*	958	12,272

Total Internet Software & Services		187,205
IT Services – 1.4%
Affiliated Computer Services, Inc. Class A*	192	9,195
Alliance Data Systems Corp.*(a)	125	4,619
Automatic Data Processing, Inc.	685	24,085
Broadridge Financial Solutions, Inc.	363	6,755
CACI International, Inc. Class A*	61	2,226
Cognizant Technology Solutions Corp. Class A*	537	11,164
Computer Sciences Corp.*	604	22,251
CSG Systems International, Inc.*	119	1,699
DST Systems, Inc.*	146	5,055
Euronet Worldwide, Inc.*	142	1,855
Fidelity National Information Services, Inc.	225	4,095
Fiserv, Inc.*	246	8,969
Gartner, Inc.*	175	1,927
Global Payments, Inc.	136	4,544

Investments	Shares	Value

Hewitt Associates, Inc. Class A*	150	$4,464
ManTech International Corp. Class A*	54	2,263
Mastercard, Inc. Class A	193	32,324
MAXIMUS, Inc.	54	2,152
NeuStar, Inc. Class A*	145	2,429
Paychex, Inc.	461	11,834
Perot Systems Corp. Class A*	272	3,503
SAIC, Inc.*	507	9,466
SRA International, Inc. Class A*	125	1,837
Syntel, Inc.	98	2,017
TeleTech Holdings, Inc.*	208	2,265
Total System Services, Inc.	399	5,510
Visa, Inc. Class A	457	25,409
Western Union Co. (The)	1,435	18,038
Wright Express Corp.*	125	2,277

Total IT Services		234,227
Leisure Equipment & Products – 0.1%
Callaway Golf Co.	151	1,084
Eastman Kodak Co.	224	851
Hasbro, Inc.	268	6,719
Jakks Pacific, Inc.*	129	1,593
Mattel, Inc.	769	8,866
Polaris Industries, Inc.	106	2,273
Pool Corp.	119	1,595

Total Leisure Equipment & Products		22,981
Life Sciences Tools & Services – 0.4%
Bio-Rad Laboratories, Inc. Class A*	35	2,307
Bruker Corp.*	374	2,304
Charles River Laboratories International, Inc.*	150	4,082
Covance, Inc.*	96	3,420
Dionex Corp.*	19	898
Illumina, Inc.*	79	2,942
Millipore Corp.*	56	3,215
Parexel International Corp.*	180	1,751
PerkinElmer, Inc.	239	3,052
Pharmaceutical Product Development, Inc.	145	3,439
Techne Corp.	36	1,970
Thermo Fisher Scientific, Inc.*	619	22,080
Varian, Inc.*	45	1,068
Waters Corp.*	175	6,466

Total Life Sciences Tools & Services		58,994
Machinery – 2.5%
Actuant Corp. Class A	186	1,921
AGCO Corp.*	357	6,997
Astec Industries, Inc.*	64	1,679
Barnes Group, Inc.	209	2,234
Bucyrus International, Inc.	247	3,749
Caterpillar, Inc.	1,882	52,621
Chart Industries, Inc.*	176	1,387
CIRCOR International, Inc.	81	1,824
CLARCOR, Inc.	82	2,066
Crane Co.	246	4,152
Cummins, Inc.	784	19,953

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	21

Schedule of Investments (continued)

WisdomTree Total Earnings Fund

March 31, 2009

Investments	Shares	Value

Danaher Corp.	534	$28,953
Deere & Co.	1,081	35,532
Donaldson Co., Inc.	127	3,409
Dover Corp.	498	13,137
Eaton Corp.	594	21,895
EnPro Industries, Inc.*	116	1,984
ESCO Technologies, Inc.*	46	1,780
Federal Signal Corp.	204	1,075
Flowserve Corp.	181	10,158
Gardner Denver, Inc.*	188	4,087
Graco, Inc.	155	2,646
Harsco Corp.	261	5,786
IDEX Corp.	174	3,805
Illinois Tool Works, Inc.	1,196	36,897
ITT Corp.	350	13,465
Joy Global, Inc.	305	6,497
Kaydon Corp.	67	1,831
Kennametal, Inc.	236	3,826
Lincoln Electric Holdings, Inc.	115	3,644
Manitowoc Co., Inc. (The)	693	2,266
Middleby Corp.*	64	2,076
Mueller Industries, Inc.	121	2,625
Navistar International Corp.*	352	11,778
Nordson Corp.	96	2,729
Oshkosh Corp.	238	1,604
PACCAR, Inc.	888	22,875
Pall Corp.	166	3,391
Parker Hannifin Corp.	561	19,063
Pentair, Inc.	194	4,204
Robbins & Myers, Inc.	129	1,957
Sauer-Danfoss, Inc.	255	622
SPX Corp.	237	11,141
Terex Corp.*	838	7,752
Timken Co.	474	6,617
Toro Co.	97	2,345
Trinity Industries, Inc.	462	4,223
Valmont Industries, Inc.	54	2,711
Wabtec Corp.	81	2,137
Watts Water Technologies, Inc. Class A	84	1,643

Total Machinery		412,749
Marine – 0.0%
Alexander & Baldwin, Inc.	88	1,675
American Commercial Lines, Inc.*	324	1,027
Kirby Corp.*	130	3,463

Total Marine		6,165
Media – 2.7%
Belo Corp. Class A	1,061	647
Cablevision Systems Corp. Class A	419	5,422
Clear Channel Outdoor Holdings, Inc. Class A*	1,141	4,187
Comcast Corp. Class A	3,606	49,186
DIRECTV Group, Inc. (The)*	1,417	32,293
DISH Network Corp. Class A*	1,862	20,687
DreamWorks Animation SKG, Inc. Class A*	188	4,068

Investments	Shares	Value

Fisher Communications, Inc.	127	$1,240
Gannett Co., Inc.(a)	1,110	2,442
Harte-Hanks, Inc.	310	1,658
Hearst-Argyle Television, Inc.	340	1,414
Interactive Data Corp.	141	3,505
Interpublic Group of Cos., Inc.*	1,329	5,475
John Wiley & Sons, Inc. Class A	103	3,067
Marvel Entertainment, Inc.*	134	3,558
McGraw-Hill Cos., Inc. (The)	718	16,421
Meredith Corp.	173	2,879
Morningstar, Inc.*(a)	80	2,732
News Corp. Class A	13,170	87,185
Regal Entertainment Group Class A	187	2,508
Scholastic Corp.	111	1,673
Scripps Networks Interactive, Inc. Class A*	223	5,020
Sinclair Broadcast Group, Inc. Class A	505	520
Time Warner Cable, Inc. Class A*(a)	1,060	26,288
Time Warner, Inc.*	2,579	49,775
Viacom, Inc. Class B*	2,007	34,882
Walt Disney Co. (The)	4,011	72,840
Washington Post Co. (The) Class B	9	3,214
World Wrestling Entertainment, Inc. Class A	151	1,743

Total Media		446,529
Metals & Mining – 1.9%
Alcoa, Inc.	3,892	28,567
Allegheny Technologies, Inc.	504	11,053
AMCOL International Corp.	71	1,054
Carpenter Technology Corp.	159	2,245
Cliffs Natural Resources, Inc.	443	8,045
Commercial Metals Co.	376	4,343
Compass Minerals International, Inc.	58	3,269
Freeport-McMoRan Copper & Gold, Inc.	2,752	104,879
Haynes International, Inc.*	92	1,639
Horsehead Holding Corp.*	326	1,793
Kaiser Aluminum Corp.	72	1,665
Newmont Mining Corp.	599	26,811
Nucor Corp.	1,035	39,506
Olympic Steel, Inc.	88	1,335
Reliance Steel & Aluminum Co.	499	13,139
RTI International Metals, Inc.*	126	1,474
Schnitzer Steel Industries, Inc. Class A	166	5,211
Southern Copper Corp.	2,596	45,222
Steel Dynamics, Inc.	1,188	10,466
Titanium Metals Corp.	468	2,560
Worthington Industries, Inc.	361	3,144

Total Metals & Mining		317,420
Multiline Retail – 0.9%
Big Lots, Inc.*	256	5,320
Dollar Tree, Inc.*	126	5,613
Family Dollar Stores, Inc.	224	7,475
J.C. Penney Co., Inc.	722	14,491
Kohl’s Corp.*	551	23,318
Macy’s, Inc.	1,635	14,552

See Notes to Financial Statements.

22	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund

March 31, 2009

Investments	Shares	Value

Nordstrom, Inc.(a)	856	$14,338
Sears Holdings Corp.*(a)	155	7,085
Target Corp.	1,578	54,267

Total Multiline Retail		146,459
Multi-Utilities – 1.3%
Alliant Energy Corp.	183	4,518
Ameren Corp.	433	10,041
Avista Corp.	121	1,667
Black Hills Corp.	82	1,467
Centerpoint Energy, Inc.	924	9,637
CMS Energy Corp.	306	3,623
Consolidated Edison, Inc.	362	14,339
Dominion Resources, Inc.	1,031	31,951
DTE Energy Co.	358	9,916
Integrys Energy Group, Inc.	113	2,942
MDU Resources Group, Inc.	427	6,892
NiSource, Inc.	541	5,302
NorthWestern Corp.	94	2,019
NSTAR	152	4,846
OGE Energy Corp.	230	5,479
PG&E Corp.	535	20,448
Public Service Enterprise Group, Inc.	708	20,865
SCANA Corp.	211	6,518
Sempra Energy	519	23,998
TECO Energy, Inc.	360	4,014
Vectren Corp.	142	2,995
Wisconsin Energy Corp.	45	1,853
Xcel Energy, Inc.	708	13,190

Total Multi-Utilities		208,520
Office Electronics – 0.1%
Xerox Corp.	3,090	14,060
Zebra Technologies Corp. Class A*	150	2,853

Total Office Electronics		16,913
Oil, Gas & Consumable Fuels – 17.0%
Alpha Natural Resources, Inc.*	238	4,225
Anadarko Petroleum Corp.	1,325	51,529
Apache Corp.	1,378	88,316
Arch Coal, Inc.	547	7,313
Arena Resources, Inc.*	77	1,962
Atlas Energy Resources LLC	270	2,849
ATP Oil & Gas Corp.*	328	1,683
Berry Petroleum Co. Class A	494	5,414
Bill Barrett Corp.*	124	2,758
Cabot Oil & Gas Corp.	189	4,455
Carrizo Oil & Gas, Inc.*	107	950
Chesapeake Energy Corp.	2,238	38,180
Chevron Corp.	7,148	480,632
Cimarex Energy Co.	261	4,797
Clayton Williams Energy, Inc.*	46	1,345
CNX Gas Corp.*	176	4,173
Comstock Resources, Inc.*	92	2,742
ConocoPhillips	7,786	304,900

Investments	Shares	Value

Consol Energy, Inc.	183	$4,619
Contango Oil & Gas Co.*	40	1,568
Copano Energy LLC	181	2,411
Denbury Resources, Inc.*	1,076	15,989
Devon Energy Corp.	1,527	68,242
El Paso Corp.	2,710	16,938
Encore Acquisition Co.*	220	5,119
EOG Resources, Inc.	745	40,796
Exxon Mobil Corp.	14,155	963,955
Forest Oil Corp.*	535	7,035
Frontier Oil Corp.	383	4,899
Gulfport Energy Corp.*	317	735
Harvest Natural Resources, Inc.*	341	1,156
Hess Corp.	1,330	72,086
Holly Corp.	145	3,074
Marathon Oil Corp.	3,418	89,859
Mariner Energy, Inc.*	751	5,820
Massey Energy Co.	328	3,319
McMoRan Exploration Co.*	225	1,058
Murphy Oil Corp.	816	36,532
Newfield Exploration Co.*	418	9,489
Noble Energy, Inc.	587	31,628
NuStar GP Holdings LLC	94	1,937
Occidental Petroleum Corp.	2,937	163,444
Overseas Shipholding Group, Inc.	205	4,647
Patriot Coal Corp.*	351	1,302
Peabody Energy Corp.	781	19,556
Penn Virginia Corp.	105	1,153
PetroHawk Energy Corp.*	306	5,884
Petroleum Development Corp.*	86	1,016
Pioneer Natural Resources Co.	469	7,724
Plains Exploration & Production Co.*	944	16,265
Quicksilver Resources, Inc.*	459	2,543
Range Resources Corp.	182	7,491
Southern Union Co.	363	5,525
Southwestern Energy Co.*	424	12,589
Spectra Energy Corp.	1,677	23,713
St. Mary Land & Exploration Co.	246	3,255
Stone Energy Corp.*	567	1,888
Sunoco, Inc.	313	8,288
Swift Energy Co.*	297	2,168
Tesoro Corp.	298	4,014
Valero Energy Corp.	2,403	43,014
W&T Offshore, Inc.	623	3,831
Walter Industries, Inc.	220	5,031
Warren Resources, Inc.*	486	467
Western Refining, Inc.	273	3,260
Whiting Petroleum Corp.*	197	5,092
Williams Cos., Inc. (The)	2,135	24,296
World Fuel Services Corp.	98	3,100
XTO Energy, Inc.	1,147	35,121

Total Oil, Gas & Consumable Fuels		2,812,164

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	23

Schedule of Investments (continued)

WisdomTree Total Earnings Fund

March 31, 2009

Investments	Shares	Value

Paper & Forest Products – 0.1%
International Paper Co.	1,442	$10,152
MeadWestvaco Corp.	105	1,259

Total Paper & Forest Products		11,411
Personal Products – 0.2%
Alberto-Culver Co.	146	3,301
Avon Products, Inc.	786	15,115
Bare Escentuals, Inc.*	561	2,300
Chattem, Inc.*	40	2,242
Estee Lauder Cos., Inc. (The) Class A	369	9,096
NBTY, Inc.*	287	4,041
Nu Skin Enterprises, Inc. Class A	144	1,510

Total Personal Products		37,605
Pharmaceuticals – 5.4%
Abbott Laboratories	1,811	86,385
Allergan, Inc.	348	16,621
Bristol-Myers Squibb Co.	2,170	47,566
Eli Lilly & Co.	1,903	63,579
Endo Pharmaceuticals Holdings, Inc.*	203	3,589
Forest Laboratories, Inc.*	773	16,975
Johnson & Johnson	4,559	239,803
King Pharmaceuticals, Inc.*	601	4,249
KV Pharmaceutical Co. Class A*	317	523
Medicis Pharmaceutical Corp. Class A	112	1,386
Merck & Co., Inc.	3,363	89,960
Perrigo Co.	116	2,880
Pfizer, Inc.	13,431	182,930
Questcor Pharmaceuticals, Inc.*	269	1,324
Sepracor, Inc.*	644	9,441
Viropharma, Inc.*	219	1,150
Watson Pharmaceuticals, Inc.*	194	6,035
Wyeth	2,566	110,441

Total Pharmaceuticals		884,837
Professional Services – 0.3%
Administaff, Inc.	89	1,881
Corporate Executive Board Co. (The)	101	1,465
Dun & Bradstreet Corp.	94	7,238
Equifax, Inc.	246	6,015
First Advantage Corp. Class A*	131	1,805
FTI Consulting, Inc.*	83	4,107
IHS, Inc. Class A*	63	2,594
Korn/Ferry International*	174	1,576
Manpower, Inc.	300	9,459
Monster Worldwide, Inc.*	329	2,681
MPS Group, Inc.*	309	1,839
Resources Connection, Inc.*	114	1,719
Robert Half International, Inc.	334	5,955
TrueBlue, Inc.*	192	1,584
Watson Wyatt Worldwide, Inc. Class A	81	3,999

Total Professional Services		53,917
Real Estate Investment Trusts (REITs) – 0.6%
Alexander’s, Inc.	8	1,363

Investments	Shares	Value

Alexandria Real Estate Equities, Inc.(a)	44	$1,602
AMB Property Corp.	181	2,606
AvalonBay Communities, Inc.	83	3,906
BioMed Realty Trust, Inc.	176	1,192
Boston Properties, Inc.	111	3,888
BRE Properties, Inc.	57	1,119
Developers Diversified Realty Corp.	669	1,425
DiamondRock Hospitality Co.	316	1,267
Duke Realty Corp.(a)	181	995
Entertainment Properties Trust	88	1,387
Equity One, Inc.(a)	123	1,499
Equity Residential	95	1,743
Federal Realty Investment Trust	46	2,116
HCP, Inc.	167	2,981
Health Care REIT, Inc.	91	2,784
Hospitality Properties Trust	232	2,784
Host Hotels & Resorts, Inc.	1,314	5,151
Kimco Realty Corp.	403	3,071
Liberty Property Trust	127	2,405
Macerich Co. (The)(a)	113	707
Mack-Cali Realty Corp.	90	1,783
National Health Investors, Inc.	69	1,854
National Retail Properties, Inc.	161	2,550
Nationwide Health Properties, Inc.	115	2,552
Omega Healthcare Investors, Inc.	154	2,168
Plum Creek Timber Co., Inc.	167	4,855
Potlatch Corp.	72	1,670
Public Storage	222	12,266
Rayonier, Inc.	122	3,687
Realty Income Corp.(a)	107	2,014
Regency Centers Corp.	84	2,232
Senior Housing Properties Trust	184	2,580
Simon Property Group, Inc.	180	6,235
SL Green Realty Corp.	189	2,041
Ventas, Inc.	143	3,233
Vornado Realty Trust	156	5,185
Weingarten Realty Investors(a)	134	1,276

Total Real Estate Investment Trusts (REITs)		104,172
Real Estate Management & Development – 0.0%
CB Richard Ellis Group, Inc. Class A*	996	4,014
Jones Lang LaSalle, Inc.	121	2,814

Total Real Estate Management & Development		6,828
Road & Rail – 0.9%
Arkansas Best Corp.	62	1,179
Burlington Northern Santa Fe Corp.	601	36,150
Con-way, Inc.	127	2,277
CSX Corp.	913	23,601
Genesee & Wyoming, Inc. Class A*	59	1,254
Heartland Express, Inc.	116	1,718
Hertz Global Holdings, Inc.*	685	2,692
JB Hunt Transport Services, Inc.	179	4,316
Kansas City Southern*	214	2,720
Knight Transportation, Inc.	96	1,455

See Notes to Financial Statements.

24	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Total Earnings Fund

March 31, 2009

Investments	Shares	Value

Landstar System, Inc.	75	$2,510
Norfolk Southern Corp.	711	23,996
Old Dominion Freight Line, Inc.*	84	1,973
Ryder System, Inc.	142	4,020
Union Pacific Corp.	942	38,726
Werner Enterprises, Inc.	99	1,497

Total Road & Rail		150,084
Semiconductors & Semiconductor Equipment – 2.4%
Altera Corp.	491	8,617
Analog Devices, Inc.	600	11,562
Applied Materials, Inc.	1,936	20,812
Broadcom Corp. Class A*	576	11,508
Cymer, Inc.*	89	1,981
Fairchild Semiconductor International, Inc.*	468	1,746
Hittite Microwave Corp.*	63	1,966
Integrated Device Technology, Inc.*	296	1,347
Intel Corp.	11,048	166,272
Intersil Corp. Class A	450	5,175
KLA-Tencor Corp.	324	6,480
Lam Research Corp.*	301	6,854
Linear Technology Corp.	398	9,146
Maxim Integrated Products, Inc.	578	7,635
MEMC Electronic Materials, Inc.*	1,039	17,133
Microchip Technology, Inc.	361	7,650
Microsemi Corp.*	145	1,682
MKS Instruments, Inc.*	121	1,775
National Semiconductor Corp.	673	6,912
Novellus Systems, Inc.*	151	2,511
Nvidia Corp.*	1,010	9,959
Omnivision Technologies, Inc.*	366	2,459
ON Semiconductor Corp.*	1,256	4,898
PMC-Sierra, Inc.*	682	4,351
Sigma Designs, Inc.*	259	3,222
Skyworks Solutions, Inc.*	566	4,562
Texas Instruments, Inc.	3,394	56,035
Varian Semiconductor Equipment Associates, Inc.*	145	3,141
Xilinx, Inc.	514	9,848

Total Semiconductors & Semiconductor Equipment		397,239
Software – 3.9%
Adobe Systems, Inc.*	849	18,160
Ansys, Inc.*	105	2,636
Autodesk, Inc.*	462	7,766
BMC Software, Inc.*	225	7,425
CA, Inc.	787	13,859
Cadence Design Systems, Inc.*	1,297	5,447
Citrix Systems, Inc.*	181	4,098
Compuware Corp.*	574	3,783
FactSet Research Systems, Inc.(a)	79	3,949
Fair Isaac Corp.	155	2,181
Informatica Corp.*	142	1,883
Intuit, Inc.*	412	11,124
Jack Henry & Associates, Inc.	151	2,464

Investments	Shares	Value

McAfee, Inc.*	111	$3,719
Micros Systems, Inc.*	180	3,375
Microsoft Corp.	20,774	381,618
Net 1 UEPS Technologies, Inc.*	211	3,209
Oracle Corp.*	7,172	129,598
Parametric Technology Corp.*	211	2,106
Progress Software Corp.*	96	1,667
Red Hat, Inc.*	190	3,390
Sybase, Inc.*	182	5,513
Symantec Corp.*	1,125	16,807
Synopsys, Inc.*	244	5,058
Take-Two Interactive Software, Inc.*	253	2,113
TIBCO Software, Inc.*	320	1,878
VMware, Inc. Class A*	258	6,094

Total Software		650,920
Specialty Retail – 2.3%
Aaron Rents, Inc.	89	2,373
Abercrombie & Fitch Co. Class A	404	9,615
Advance Auto Parts, Inc.	165	6,778
Aeropostale, Inc.*	200	5,312
American Eagle Outfitters, Inc.	617	7,552
Autozone, Inc.*	100	16,262
Barnes & Noble, Inc.	166	3,549
bebe Stores, Inc.	218	1,454
Bed Bath & Beyond, Inc.*	426	10,544
Best Buy Co., Inc.	1,011	38,378
Buckle, Inc. (The)	127	4,055
Cabela’s, Inc.*	286	2,606
Carmax, Inc.*	310	3,856
Collective Brands, Inc.*	163	1,588
Dick’s Sporting Goods, Inc.*	237	3,382
Dress Barn, Inc.*	203	2,495
Foot Locker, Inc.	363	3,804
GameStop Corp. Class A*	316	8,854
Gap, Inc. (The)	1,498	19,459
Guess ?, Inc.	329	6,935
Gymboree Corp.*	101	2,156
Home Depot, Inc.	2,581	60,808
J Crew Group, Inc.*(a)	178	2,346
JOS A Bank Clothiers, Inc.*	64	1,780
Lowe’s Cos., Inc.	2,290	41,793
Ltd. Brands, Inc.	1,230	10,701
Men’s Wearhouse, Inc. (The)	146	2,210
Office Depot, Inc.*	714	935
O’Reilly Automotive, Inc.*	137	4,796
Penske Auto Group, Inc.	400	3,732
PetSmart, Inc.	242	5,072
RadioShack Corp.	452	3,874
Rent-A-Center, Inc.*	183	3,545
Ross Stores, Inc.	231	8,288
Sally Beauty Holdings, Inc.*	410	2,329
Sherwin-Williams Co. (The)	197	10,238
Sonic Automotive, Inc. Class A	354	566

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	25

Schedule of Investments (concluded)

WisdomTree Total Earnings Fund

March 31, 2009

Investments	Shares	Value

Staples, Inc.	1,125	$20,374
Systemax, Inc.	188	2,429
Tiffany & Co.	272	5,864
TJX Cos., Inc.	939	24,076
Tractor Supply Co.*	61	2,200
Urban Outfitters, Inc.*	223	3,651
Williams-Sonoma, Inc.	481	4,849

Total Specialty Retail		387,463
Textiles, Apparel & Luxury Goods – 0.6%
Carter’s, Inc.*	118	2,220
Coach, Inc.*	751	12,542
Columbia Sportswear Co.	83	2,483
Deckers Outdoor Corp.*	32	1,697
Fossil, Inc.*	245	3,847
Hanesbrands, Inc.*	293	2,804
Iconix Brand Group, Inc.*	193	1,708
Movado Group, Inc.	197	1,485
NIKE, Inc. Class B	730	34,230
Phillips-Van Heusen Corp.	191	4,332
Polo Ralph Lauren Corp.	220	9,295
Quiksilver, Inc.*	1,244	1,592
Skechers U.S.A., Inc. Class A*	190	1,267
Timberland Co. Class A*	143	1,707
Under Armour, Inc. Class A*(a)	66	1,084
UniFirst Corp.	65	1,810
VF Corp.	248	14,163
Warnaco Group, Inc. (The)*	111	2,664
Wolverine World Wide, Inc.	113	1,761

Total Textiles, Apparel & Luxury Goods		102,691
Thrifts & Mortgage Finance – 0.1%
Astoria Financial Corp.	128	1,176
Capitol Federal Financial	51	1,928
First Niagara Financial Group, Inc.	165	1,799
Hudson City Bancorp, Inc.	581	6,792
Northwest Bancorp, Inc.	91	1,538
People’s United Financial, Inc.	220	3,954
TFS Financial Corp.	156	1,892
Washington Federal, Inc.	111	1,475

Total Thrifts & Mortgage Finance		20,554
Tobacco – 1.7%
Altria Group, Inc.	6,126	98,139
Lorillard, Inc.*	311	19,201
Philip Morris International, Inc.	3,659	130,187
Reynolds American, Inc.	662	23,726
Universal Corp.	87	2,603
Vector Group Ltd.	151	1,961

Total Tobacco		275,817
Trading Companies & Distributors – 0.2%
Applied Industrial Technologies, Inc.	137	2,311
Fastenal Co.(a)	191	6,142
GATX Corp.	167	3,378
H&E Equipment Services, Inc.*	250	1,637

Investments	Shares	Value

Interline Brands, Inc.*	151	$1,273
MSC Industrial Direct Co. Class A	137	4,257
RSC Holdings, Inc.*(a)	476	2,504
TAL International Group, Inc.*	129	944
W.W. Grainger, Inc.	142	9,966
Watsco, Inc.	54	1,838
WESCO International, Inc.*	294	5,327

Total Trading Companies & Distributors		39,577
Water Utilities – 0.0%
Aqua America, Inc.	141	2,820
Wireless Telecommunication Services – 0.2%
American Tower Corp. Class A*	124	3,773
MetroPCS Communications, Inc.*	168	2,869
NII Holdings, Inc.*	602	9,030
Syniverse Holdings, Inc.*	239	3,767
Telephone & Data Systems, Inc.	271	7,184
United States Cellular Corp.*	175	5,835

Total Wireless Telecommunication Services		32,458
TOTAL COMMON STOCKS (Cost: $25,192,500)		16,392,378
SHORT-TERM INVESTMENT – 0.6%
MONEY MARKET FUND – 0.6%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $91,171)	91,171	91,171
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
MONEY MARKET FUND – 1.0%
Dreyfus Institutional Preferred Money Market Fund, 0.59%(c) (Cost: $164,013)(d)	164,013	164,013
TOTAL INVESTMENTS IN SECURITIES – 100.8% (Cost: $25,447,684)		16,647,562
Liabilities in Excess of Other Assets – (0.8)%		(136,067)

NET ASSETS – 100.0%		$16,511,495
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2009.

(c)	Interest rates shown reflect yields as of March 31, 2009.

(d)	At March 31, 2009, the total market value of the Fund’s securities on loan was $162,063 and the total market value of the collateral held by the Fund was $164,013.

See Notes to Financial Statements.

26	WisdomTree Domestic and International Earnings Funds

Schedule of Investments

WisdomTree Earnings 500 Fund

March 31, 2009

Investments	Shares	Value

COMMON STOCKS – 99.0%
Advertising – 0.1%
Omnicom Group, Inc.	3,404	$79,654
Aerospace & Defense – 3.0%
Alliant Techsystems, Inc.*	204	13,664
Boeing Co.	8,524	303,284
General Dynamics Corp.	3,823	158,999
Goodrich Corp.	1,601	60,662
Honeywell International, Inc.	6,549	182,455
L-3 Communications Holdings, Inc.	1,003	68,003
Lockheed Martin Corp.	3,476	239,948
Northrop Grumman Corp.	2,987	130,353
Precision Castparts Corp.	1,623	97,218
Raytheon Co.	3,678	143,221
Rockwell Collins, Inc.	1,623	52,975
United Technologies Corp.	8,048	345,903

Total Aerospace & Defense		1,796,685
Air Freight & Logistics – 0.2%
C.H. Robinson Worldwide, Inc.	620	28,278
Expeditors International Washington, Inc.	795	22,491
FedEx Corp.	1,570	69,849

Total Air Freight & Logistics		120,618
Airlines – 0.0%
Southwest Airlines Co.	3,685	23,326
Auto Components – 0.1%
BorgWarner, Inc.	1,044	21,193
Johnson Controls, Inc.	4,967	59,604

Total Auto Components		80,797
Automobiles – 0.1%
Harley-Davidson, Inc.(a)	4,095	54,832
Beverages – 2.1%
Brown-Forman Corp. Class B	771	29,938
Coca-Cola Co. (The)	11,690	513,776
Coca-Cola Enterprises, Inc.	5,539	73,059
Constellation Brands, Inc. Class A*	1,005	11,960
Dr. Pepper Snapple Group, Inc.*	2,509	42,427
Hansen Natural Corp.*	490	17,640
Molson Coors Brewing Co. Class B	832	28,521
Pepsi Bottling Group, Inc.	2,503	55,416
PepsiCo, Inc.	9,361	481,904

Total Beverages		1,254,641
Biotechnology – 1.1%
Alexion Pharmaceuticals, Inc.*	103	3,879
Amgen, Inc.*	6,511	322,425
Biogen Idec, Inc.*	1,545	80,989
Cephalon, Inc.*(a)	302	20,566
Genzyme Corp.*	557	33,080
Gilead Sciences, Inc.*	3,475	160,962
Myriad Genetics, Inc.*	216	9,822

Total Biotechnology		631,723

Investments	Shares	Value

Building Products – 0.0%
Masco Corp.	1,794	$12,522
Capital Markets – 3.0%
Ameriprise Financial, Inc.	2,409	49,360
Bank of New York Mellon Corp. (The)	6,487	183,258
BlackRock, Inc.	729	94,799
Charles Schwab Corp. (The)	6,753	104,671
Franklin Resources, Inc.	2,253	121,369
Goldman Sachs Group, Inc. (The)	8,580	909,652
Northern Trust Corp.	1,212	72,502
Raymond James Financial, Inc.(a)	1,114	21,946
SEI Investments Co.	1,110	13,553
State Street Corp.	3,519	108,315
T. Rowe Price Group, Inc.	1,755	50,649
TD Ameritrade Holding Corp.*	5,548	76,618

Total Capital Markets		1,806,692
Chemicals – 2.2%
Air Products & Chemicals, Inc.	1,969	110,756
Airgas, Inc.	625	21,131
CF Industries Holdings, Inc.	1,025	72,908
Dow Chemical Co. (The)	10,766	90,758
E.I. Du Pont de Nemours & Co.	9,532	212,850
Ecolab, Inc.	1,140	39,592
FMC Corp.	567	24,460
Monsanto Co.*	2,263	188,055
Mosaic Co. (The)	7,166	300,829
PPG Industries, Inc.	1,454	53,653
Praxair, Inc.	2,026	136,330
Rohm & Haas Co.	774	61,022
Sigma-Aldrich Corp.	727	27,473

Total Chemicals		1,339,817
Commercial Banks – 1.4%
Associated Banc-Corp	971	14,992
BB&T Corp.(a)	4,765	80,624
BOK Financial Corp.	359	12,403
Comerica, Inc.	1,484	27,172
Commerce Bancshares, Inc.	374	13,576
Cullen/Frost Bankers, Inc.	387	18,166
Fifth Third Bancorp(a)	532	1,553
Huntington Bancshares, Inc.(a)	703	1,167
M&T Bank Corp.(a)	738	33,387
PNC Financial Services Group, Inc.	2,637	77,238
Regions Financial Corp.	7,189	30,625
SunTrust Banks, Inc.	2,849	33,447
Synovus Financial Corp.	1,683	5,470
U.S. Bancorp	12,644	184,729
Valley National Bancorp(a)	522	6,457
Wells Fargo & Co.	19,775	281,596
Zions Bancorp.	856	8,415

Total Commercial Banks		831,017

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	27

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund

March 31, 2009

Investments	Shares	Value

Commercial Services & Supplies – 0.4%
Avery Dennison Corp.	788	$17,604
Cintas Corp.*	1,172	28,972
Covanta Holding Corp.*	697	9,124
Iron Mountain, Inc.*	484	10,730
Pitney Bowes, Inc.	1,041	24,307
R.R. Donnelley & Sons Co.	3,979	29,166
Republic Services, Inc.	1,126	19,311
Stericycle, Inc.*	242	11,551
Waste Management, Inc.	3,317	84,915

Total Commercial Services & Supplies		235,680
Communications Equipment – 3.1%
Cisco Systems, Inc.*	43,089	722,603
Corning, Inc.	53,653	711,975
Harris Corp.	1,115	32,268
Juniper Networks, Inc.*	2,649	39,894
QUALCOMM, Inc.	8,737	339,957

Total Communications Equipment		1,846,697
Computers & Peripherals – 4.7%
Apple, Inc.*	4,883	513,301
Dell, Inc.*	20,936	198,473
EMC Corp.*	12,790	145,806
Hewlett-Packard Co.	19,992	640,944
International Business Machines Corp.	12,054	1,167,912
NetApp, Inc.*	1,918	28,463
Western Digital Corp.*	7,219	139,615

Total Computers & Peripherals		2,834,514
Construction & Engineering – 0.2%
Aecom Technology Corp.*	439	11,449
Fluor Corp.	1,309	45,226
Jacobs Engineering Group, Inc.*	749	28,956
Quanta Services, Inc.*	715	15,337
URS Corp.*	428	17,296

Total Construction & Engineering		118,264
Construction Materials – 0.0%
Martin Marietta Materials, Inc.	187	14,829
Vulcan Materials Co.(a)	318	14,084

Total Construction Materials		28,913
Consumer Finance – 0.4%
American Express Co.	11,318	154,264
Capital One Financial Corp.	5,356	65,557
Discover Financial Services	5,876	37,078

Total Consumer Finance		256,899
Containers & Packaging – 0.2%
Ball Corp.	707	30,684
Bemis Co.	594	12,456
Crown Holdings, Inc.*	3,082	70,054
Owens-Illinois, Inc.*	1,667	24,072
Pactiv Corp.*	631	9,206

Total Containers & Packaging		146,472

Investments	Shares	Value

Distributors – 0.1%
Genuine Parts Co.	1,208	$36,071
Diversified Consumer Services – 0.2%
Apollo Group, Inc. Class A*	570	44,648
DeVry, Inc.	221	10,648
H&R Block, Inc.	1,790	32,560
ITT Educational Services, Inc.*	195	23,677
Strayer Education, Inc.	34	6,115

Total Diversified Consumer Services		117,648
Diversified Financial Services – 1.7%
Bank of America Corp.	30,890	210,670
CME Group, Inc.	351	86,483
IntercontinentalExchange, Inc.*	351	26,139
JPMorgan Chase & Co.	20,446	543,454
Leucadia National Corp.*	2,657	39,563
Moody’s Corp.	2,046	46,894
NASDAQ OMX Group (The)*	1,286	25,180
NYSE Euronext	2,331	41,725

Total Diversified Financial Services		1,020,108
Diversified Telecommunication Services – 2.9%
AT&T, Inc.	39,639	998,903
CenturyTel, Inc.	1,314	36,950
Embarq Corp.	2,083	78,842
Frontier Communications Corp.	2,002	14,374
Qwest Communications International, Inc.	21,555	73,718
Verizon Communications, Inc.	16,117	486,733
Windstream Corp.	4,856	39,139

Total Diversified Telecommunication Services		1,728,659
Electric Utilities – 2.0%
Allegheny Energy, Inc.	1,311	30,376
American Electric Power Co., Inc.	3,575	90,304
Duke Energy Corp.	8,382	120,030
Edison International	3,404	98,069
Entergy Corp.	1,441	98,118
Exelon Corp.	4,310	195,631
FirstEnergy Corp.	2,003	77,316
FPL Group, Inc.	2,587	131,239
Northeast Utilities	1,143	24,677
Pepco Holdings, Inc.	1,528	19,069
Pinnacle West Capital Corp.	730	19,389
PPL Corp.	2,675	76,799
Progress Energy, Inc.	1,755	63,636
Southern Co. (The)	4,343	132,983

Total Electric Utilities		1,177,636
Electrical Equipment – 0.5%
Ametek, Inc.	766	23,953
Emerson Electric Co.	6,116	174,795
First Solar, Inc.*	180	23,886
Rockwell Automation, Inc.	1,628	35,556
Roper Industries, Inc.	613	26,022
Sunpower Corp. Class A*(a)	154	3,662

Total Electrical Equipment		287,874

See Notes to Financial Statements.

28	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund

March 31, 2009

Investments	Shares	Value

Electronic Equipment, Instruments & Components – 0.3%
Agilent Technologies, Inc.*	3,768	$57,914
Amphenol Corp. Class A	1,647	46,923
Dolby Laboratories, Inc. Class A*	543	18,522
Flir Systems, Inc.*	632	12,943
Mettler-Toledo International, Inc.*	260	13,346

Total Electronic Equipment, Instruments & Components		149,648
Energy Equipment & Services – 1.5%
Baker Hughes, Inc.	4,694	134,014
BJ Services Co.	4,695	46,715
Cameron International Corp.*	2,457	53,882
Diamond Offshore Drilling, Inc.	1,586	99,696
ENSCO International, Inc.	3,093	81,655
FMC Technologies, Inc.*	1,333	41,816
Halliburton Co.	9,043	139,895
Helmerich & Payne, Inc.	1,751	39,870
National Oilwell Varco, Inc.*	6,000	172,260
Pride International, Inc.*	2,949	53,023
Smith International, Inc.	2,609	56,042

Total Energy Equipment & Services		918,868
Food & Staples Retailing – 3.4%
Costco Wholesale Corp.	2,140	99,125
CVS/Caremark Corp.	10,845	298,129
Kroger Co. (The)	4,291	91,055
Safeway, Inc.	3,472	70,100
SUPERVALU, Inc.	3,850	54,978
Sysco Corp.	4,193	95,600
Walgreen Co.	7,567	196,439
Wal-Mart Stores, Inc.	21,970	1,144,637

Total Food & Staples Retailing		2,050,063
Food Products – 1.5%
Archer-Daniels-Midland Co.	7,522	208,961
Campbell Soup Co.	2,047	56,006
ConAgra Foods, Inc.	2,719	45,869
General Mills, Inc.	1,670	83,300
H.J. Heinz Co.	2,028	67,046
Hershey Co. (The)	808	28,078
Hormel Foods Corp.	837	26,541
J.M. Smucker Co. (The)	358	13,343
Kellogg Co.	2,407	88,168
Kraft Foods, Inc. Class A	8,262	184,160
McCormick & Co., Inc.	769	22,739
Sara Lee Corp.	5,650	45,652
Tyson Foods, Inc. Class A	869	8,160

Total Food Products		878,023
Gas Utilities – 0.2%
EQT Corp.	786	24,626
National Fuel Gas Co.	791	24,260
Oneok, Inc.	1,119	25,323
Questar Corp.	1,824	53,680

Total Gas Utilities		127,889

Investments	Shares	Value

Health Care Equipment & Supplies – 1.6%
Baxter International, Inc.	3,372	$172,714
Beckman Coulter, Inc.	340	17,343
Becton Dickinson & Co.	1,511	101,600
Boston Scientific Corp.*	6,917	54,990
C.R. Bard, Inc.	414	33,004
DENTSPLY International, Inc.	996	26,743
Edwards Lifesciences Corp.*	221	13,399
Hospira, Inc.*	939	28,978
Intuitive Surgical, Inc.*(a)	141	13,446
Medtronic, Inc.	7,484	220,553
Resmed, Inc.*	273	9,648
St. Jude Medical, Inc.*	1,938	70,408
Stryker Corp.	2,609	88,810
Varian Medical Systems, Inc.*	734	22,343
Zimmer Holdings, Inc.*	2,071	75,591

Total Health Care Equipment & Supplies		949,570
Health Care Providers & Services – 2.5%
Aetna, Inc.	6,842	166,466
AmerisourceBergen Corp.	1,209	39,486
Cardinal Health, Inc.	3,481	109,582
Cigna Corp.	5,367	94,405
DaVita, Inc.*	654	28,743
Express Scripts, Inc.*	1,123	51,849
Henry Schein, Inc.*	698	27,927
Humana, Inc.*	2,036	53,099
Laboratory Corp. of America Holdings*	646	37,785
McKesson Corp.	2,547	89,247
Medco Health Solutions, Inc.*	2,271	93,883
Omnicare, Inc.	555	13,592
Quest Diagnostics, Inc.	1,132	53,747
UnitedHealth Group, Inc.	14,549	304,511
WellPoint, Inc.*	7,900	299,963

Total Health Care Providers & Services		1,464,285
Health Care Technology – 0.0%
Cerner Corp.*(a)	382	16,797
Hotels, Restaurants & Leisure – 1.1%
Burger King Holdings, Inc.	841	19,301
Darden Restaurants, Inc.	1,281	43,887
International Game Technology	2,562	23,622
Marriott International, Inc. Class A	2,905	47,526
McDonald’s Corp.	6,359	347,010
MGM Mirage*(a)	2,510	5,848
Starbucks Corp.*	2,888	32,086
Starwood Hotels & Resorts Worldwide, Inc.	2,224	28,245
Wynn Resorts Ltd.*(a)	814	16,255
Yum! Brands, Inc.	2,750	75,570

Total Hotels, Restaurants & Leisure		639,350
Household Durables – 0.2%
Black & Decker Corp.	919	29,004
Fortune Brands, Inc.	1,680	41,244
Newell Rubbermaid, Inc.	2,893	18,457

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	29

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund

March 31, 2009

Investments	Shares	Value

Whirlpool Corp.	1,109	$32,815

Total Household Durables		121,520
Household Products – 1.9%
Church & Dwight Co., Inc.	312	16,296
Clorox Co.	819	42,162
Colgate-Palmolive Co.	2,724	160,662
Energizer Holdings, Inc.*	615	30,559
Kimberly-Clark Corp.	3,125	144,094
Procter & Gamble Co. (The)	16,281	766,672

Total Household Products		1,160,445
Independent Power Producers & Energy Traders – 0.3%
AES Corp. (The)*	8,038	46,701
Constellation Energy Group, Inc.	1,113	22,995
Mirant Corp.*	2,681	30,563
NRG Energy, Inc.*	3,500	61,600

Total Independent Power Producers & Energy Traders		161,859
Industrial Conglomerates – 2.3%
3M Co.	5,720	284,398
General Electric Co.	103,445	1,045,829
Textron, Inc.	5,432	31,180

Total Industrial Conglomerates		1,361,407
Insurance – 3.7%
Allstate Corp. (The)	6,947	133,035
American Family Life Assurance Co., Inc.	3,551	68,747
AON Corp.	1,259	51,392
Assurant, Inc.	2,223	48,417
Berkshire Hathaway, Inc. Class A*	5	433,500
Brown & Brown, Inc.	748	14,145
Chubb Corp.	3,833	162,213
Cincinnati Financial Corp.	1,282	29,319
CNA Financial Corp.	4,601	42,145
HCC Insurance Holdings, Inc.	1,204	30,329
Lincoln National Corp.	6,131	41,016
Loews Corp.	5,457	120,600
Markel Corp.*	62	17,601
Marsh & McLennan Cos., Inc.	1,338	27,095
Metlife, Inc.	10,160	231,343
Odyssey Re Holdings Corp.	232	8,800
Principal Financial Group, Inc.	4,190	34,274
Progressive Corp. (The)*	5,558	74,700
Prudential Financial, Inc.	7,311	139,055
Reinsurance Group of America, Inc.*	1,223	39,613
Torchmark Corp.	1,102	28,906
Transatlantic Holdings, Inc.	920	32,816
Travelers Cos., Inc. (The)	6,913	280,944
Unum Group	4,446	55,575
W.R. Berkley Corp.	1,759	39,665

Total Insurance		2,185,245
Internet & Catalog Retail – 0.2%
Amazon.com, Inc.*	1,007	73,954
priceline.com, Inc.*(a)	248	19,537

Total Internet & Catalog Retail		93,491

Investments	Shares	Value

Internet Software & Services – 1.2%
eBay, Inc.*	11,649	$146,311
Google, Inc. Class A*	1,443	502,251
VeriSign, Inc.*	102	1,925
Yahoo!, Inc.*	3,788	48,524

Total Internet Software & Services		699,011
IT Services – 1.3%
Affiliated Computer Services, Inc. Class A*	750	35,917
Alliance Data Systems Corp.*(a)	469	17,329
Automatic Data Processing, Inc.	2,863	100,663
Cognizant Technology Solutions Corp. Class A*	2,131	44,303
Computer Sciences Corp.*	2,502	92,174
Fidelity National Information Services, Inc.	831	15,124
Fiserv, Inc.*	984	35,877
Global Payments, Inc.	487	16,271
Hewitt Associates, Inc. Class A*	555	16,517
Mastercard, Inc. Class A	783	131,137
Paychex, Inc.	1,928	49,492
SAIC, Inc.*	1,988	37,116
Total System Services, Inc.	1,519	20,977
Visa, Inc. Class A	1,853	103,027
Western Union Co. (The)	5,902	74,188

Total IT Services		790,112
Leisure Equipment & Products – 0.1%
Hasbro, Inc.	1,073	26,900
Mattel, Inc.	3,251	37,484

Total Leisure Equipment & Products		64,384
Life Sciences Tools & Services – 0.3%
Illumina, Inc.*	181	6,740
Millipore Corp.*	283	16,247
Pharmaceutical Product Development, Inc.	636	15,086
Thermo Fisher Scientific, Inc.*	2,545	90,780
Waters Corp.*	788	29,117

Total Life Sciences Tools & Services		157,970
Machinery – 1.9%
Caterpillar, Inc.	7,860	219,766
Cummins, Inc.	3,170	80,676
Danaher Corp.	2,239	121,399
Deere & Co.	4,504	148,046
Donaldson Co., Inc.	478	12,830
Dover Corp.	2,038	53,762
Eaton Corp.	2,461	90,712
Flowserve Corp.	709	39,789
Illinois Tool Works, Inc.	5,003	154,343
ITT Corp.	1,430	55,012
PACCAR, Inc.	3,660	94,282
Pall Corp.	624	12,748
Parker Hannifin Corp.	2,317	78,732

Total Machinery		1,162,097
Media – 2.8%
Cablevision Systems Corp. Class A	1,599	20,691
Clear Channel Outdoor Holdings, Inc. Class A*	4,469	16,401

See Notes to Financial Statements.

30	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund

March 31, 2009

Investments	Shares	Value

Comcast Corp. Class A	14,994	$204,518
DIRECTV Group, Inc. (The)*	5,963	135,897
DISH Network Corp. Class A*	7,610	84,547
McGraw-Hill Cos., Inc. (The)	3,009	68,816
News Corp. Class A	55,049	364,424
Scripps Networks Interactive, Inc. Class A*	830	18,683
Time Warner Cable, Inc. Class A*(a)	4,394	108,971
Time Warner, Inc.*	10,722	206,935
Viacom, Inc. Class B*	8,310	144,428
Walt Disney Co. (The)	16,915	307,177
Washington Post Co. (The) Class B	34	12,141

Total Media		1,693,629
Metals & Mining – 1.6%
Alcoa, Inc.	15,272	112,096
Cliffs Natural Resources, Inc.	1,641	29,801
Freeport-McMoRan Copper & Gold, Inc.	9,405	358,425
Newmont Mining Corp.	2,460	110,110
Nucor Corp.	3,988	152,222
Southern Copper Corp.(a)	9,882	172,144

Total Metals & Mining		934,798
Multiline Retail – 0.9%
Dollar Tree, Inc.*	450	20,047
Family Dollar Stores, Inc.	813	27,130
J.C. Penney Co., Inc.	2,974	59,688
Kohl’s Corp.*	2,310	97,759
Macy’s, Inc.	6,714	59,755
Sears Holdings Corp.*(a)	608	27,792
Target Corp.	6,625	227,834

Total Multiline Retail		520,005
Multi-Utilities – 1.4%
Alliant Energy Corp.	868	21,431
Ameren Corp.	1,857	43,064
Centerpoint Energy, Inc.	3,877	40,437
Consolidated Edison, Inc.	1,544	61,158
Dominion Resources, Inc.	4,643	143,886
DTE Energy Co.	1,491	41,301
Integrys Energy Group, Inc.	428	11,145
MDU Resources Group, Inc.	1,669	26,938
NiSource, Inc.	2,260	22,148
NSTAR	599	19,096
PG&E Corp.	2,295	87,715
Public Service Enterprise Group, Inc.	3,012	88,764
SCANA Corp.	857	26,473
Sempra Energy	2,205	101,959
TECO Energy, Inc.	1,310	14,606
Wisconsin Energy Corp.	185	7,616
Xcel Energy, Inc.	2,973	55,387

Total Multi-Utilities		813,124
Office Electronics – 0.1%
Xerox Corp.	12,685	57,717
Oil, Gas & Consumable Fuels – 17.7%
Anadarko Petroleum Corp.	5,360	208,450

Investments	Shares	Value

Apache Corp.	5,749	$368,453
Cabot Oil & Gas Corp.	708	16,688
Chesapeake Energy Corp.	9,216	157,225
Chevron Corp.	28,163	1,893,680
CNX Gas Corp.*	641	15,198
ConocoPhillips	31,342	1,227,353
Consol Energy, Inc.	595	15,018
Devon Energy Corp.	6,373	284,809
El Paso Corp.	11,255	70,344
EOG Resources, Inc.	2,912	159,461
Exxon Mobil Corp.	55,659	3,790,378
Hess Corp.	5,085	275,607
Marathon Oil Corp.	14,168	372,477
Murphy Oil Corp.	3,428	153,471
Newfield Exploration Co.*	1,685	38,249
Noble Energy, Inc.	2,443	131,629
Occidental Petroleum Corp.	12,278	683,271
Peabody Energy Corp.	3,001	75,145
PetroHawk Energy Corp.*	866	16,653
Range Resources Corp.	706	29,059
Southwestern Energy Co.*	1,653	49,078
Spectra Energy Corp.	7,067	99,927
Sunoco, Inc.	1,281	33,921
Valero Energy Corp.	10,019	179,340
Williams Cos., Inc. (The)	8,921	101,521
XTO Energy, Inc.	4,780	146,364

Total Oil, Gas & Consumable Fuels		10,592,769
Paper & Forest Products – 0.1%
International Paper Co.	5,730	40,339
Personal Products – 0.2%
Avon Products, Inc.	3,133	60,248
Estee Lauder Cos., Inc. (The) Class A	1,437	35,422

Total Personal Products		95,670
Pharmaceuticals – 6.1%
Abbott Laboratories	7,613	363,140
Allergan, Inc.	1,442	68,870
Bristol-Myers Squibb Co.	9,107	199,625
Eli Lilly & Co.	8,285	276,802
Endo Pharmaceuticals Holdings, Inc.*	886	15,665
Forest Laboratories, Inc.*	3,427	75,257
Johnson & Johnson	19,237	1,011,866
Merck & Co., Inc.	14,913	398,923
Perrigo Co.	405	10,056
Pfizer, Inc.	56,794	773,534
Wyeth	10,789	464,359

Total Pharmaceuticals		3,658,097
Professional Services – 0.2%
Dun & Bradstreet Corp.	369	28,413
Equifax, Inc.	991	24,230
FTI Consulting, Inc.*	268	13,261
Robert Half International, Inc.	1,333	23,767

Total Professional Services		89,671

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	31

Schedule of Investments (continued)

WisdomTree Earnings 500 Fund

March 31, 2009

Investments	Shares	Value

Real Estate Investment Trusts (REITs) – 0.4%
AvalonBay Communities, Inc.	321	$15,106
Boston Properties, Inc.	438	15,343
Equity Residential	356	6,533
Federal Realty Investment Trust	160	7,360
HCP, Inc.	598	10,674
Health Care REIT, Inc.	315	9,636
Host Hotels & Resorts, Inc.	5,332	20,901
Kimco Realty Corp.	1,553	11,834
Plum Creek Timber Co., Inc.	640	18,605
Public Storage	910	50,278
Rayonier, Inc.	434	13,115
Simon Property Group, Inc.	715	24,768
Ventas, Inc.	503	11,373
Vornado Realty Trust	635	21,107

Total Real Estate Investment Trusts (REITs)		236,633
Road & Rail – 0.9%
Burlington Northern Santa Fe Corp.	2,530	152,179
CSX Corp.	3,802	98,282
JB Hunt Transport Services, Inc.	723	17,432
Norfolk Southern Corp.	2,978	100,507
Union Pacific Corp.	3,933	161,686

Total Road & Rail		530,086
Semiconductors & Semiconductor Equipment – 2.4%
Altera Corp.	1,846	32,397
Analog Devices, Inc.	2,402	46,287
Applied Materials, Inc.	7,997	85,968
Broadcom Corp. Class A*	2,227	44,495
Intel Corp.	45,237	680,817
KLA-Tencor Corp.	1,263	25,260
Lam Research Corp.*	1,170	26,641
Linear Technology Corp.	1,537	35,320
Maxim Integrated Products, Inc.	2,186	28,877
MEMC Electronic Materials, Inc.*	3,726	61,442
Microchip Technology, Inc.	1,351	28,628
National Semiconductor Corp.	2,607	26,774
Nvidia Corp.*	3,617	35,664
Texas Instruments, Inc.	14,240	235,102
Xilinx, Inc.	1,997	38,262

Total Semiconductors & Semiconductor Equipment		1,431,934
Software – 4.2%
Adobe Systems, Inc.*	3,480	74,437
Ansys, Inc.*	328	8,233
Autodesk, Inc.*	1,804	30,325
BMC Software, Inc.*	878	28,974
CA, Inc.	3,259	57,391
Citrix Systems, Inc.*	668	15,124
Intuit, Inc.*	1,653	44,631
McAfee, Inc.*	391	13,099
Microsoft Corp.	86,849	1,595,416
Oracle Corp.*	30,745	555,562
Salesforce.com, Inc.*	106	3,469

Investments	Shares	Value

Symantec Corp.*	4,502	$67,260
VMware, Inc. Class A*	948	22,392

Total Software		2,516,313
Specialty Retail – 2.0%
Advance Auto Parts, Inc.	672	27,606
Autozone, Inc.*	433	70,415
Bed Bath & Beyond, Inc.*	1,776	43,956
Best Buy Co., Inc.	4,242	161,026
GameStop Corp. Class A*	1,248	34,969
Gap, Inc. (The)	6,328	82,201
Home Depot, Inc.	10,906	256,945
Lowe’s Cos., Inc.	9,570	174,653
Ltd. Brands, Inc.	5,043	43,874
O’Reilly Automotive, Inc.*	540	18,905
Ross Stores, Inc.	916	32,866
Sherwin-Williams Co. (The)	829	43,083
Staples, Inc.	4,813	87,164
TJX Cos., Inc.	4,047	103,765
Urban Outfitters, Inc.*	852	13,947

Total Specialty Retail		1,195,375
Textiles, Apparel & Luxury Goods – 0.5%
Coach, Inc.*	3,168	52,906
NIKE, Inc. Class B	3,181	149,157
Polo Ralph Lauren Corp.	901	38,067
VF Corp.	1,039	59,337

Total Textiles, Apparel & Luxury Goods		299,467
Thrifts & Mortgage Finance – 0.1%
Capitol Federal Financial	99	3,743
Hudson City Bancorp, Inc.	2,221	25,964
New York Community Bancorp, Inc.(a)	596	6,657
People’s United Financial, Inc.	744	13,370
TFS Financial Corp.	369	4,476

Total Thrifts & Mortgage Finance		54,210
Tobacco – 1.9%
Altria Group, Inc.	26,863	430,345
Lorillard, Inc.*	1,311	80,941
Philip Morris International, Inc.	15,313	544,837
Reynolds American, Inc.	2,757	98,811

Total Tobacco		1,154,934
Trading Companies & Distributors – 0.1%
Fastenal Co.(a)	734	23,602
W.W. Grainger, Inc.	580	40,704

Total Trading Companies & Distributors		64,306
Water Utilities – 0.0%
Aqua America, Inc.	408	8,160
Wireless Telecommunication Services – 0.2%
American Tower Corp. Class A*	458	13,937
MetroPCS Communications, Inc.*	515	8,796
NII Holdings, Inc.*	2,382	35,730
Telephone & Data Systems, Inc.	1,053	27,915

See Notes to Financial Statements.

32	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (concluded)

WisdomTree Earnings 500 Fund

March 31, 2009

Investments	Shares	Value

United States Cellular Corp.*	692	$23,071

Total Wireless Telecommunication Services		109,449
TOTAL COMMON STOCKS (Cost: $87,066,790)		59,116,479
SHORT-TERM INVESTMENT – 0.8%
MONEY MARKET FUND – 0.8%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $491,036)	491,036	491,036
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
MONEY MARKET FUND – 1.0%
Dreyfus Institutional Preferred Money Market Fund, 0.59%(c) (Cost: $578,044)(d)	578,044	578,044
TOTAL INVESTMENTS IN SECURITIES – 100.8% (Cost: $88,135,870)		60,185,559
Liabilities in Excess of Other Assets – (0.8)%		(471,968)

NET ASSETS – 100.0%		$59,713,591
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2009.

(c)	Interest rates shown reflect yields as of March 31, 2009.

(d)	At March 31, 2009, the total market value of the Fund’s securities on loan was $569,174 and the total market value of the collateral held by the Fund was $578,044.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	33

Schedule of Investments

WisdomTree MidCap Earnings Fund

March 31, 2009

Investments	Shares	Value

COMMON STOCKS – 99.5%
Aerospace & Defense – 1.9%
Aerovironment, Inc.*	126	$2,633
Axsys Technologies, Inc.*	88	3,699
BE Aerospace, Inc.*	4,849	42,041
Ceradyne, Inc.*	1,139	20,650
Cubic Corp.	278	7,042
Curtiss-Wright Corp.	663	18,597
DynCorp International, Inc. Class A*	751	10,011
Esterline Technologies Corp.*	509	10,277
HEICO Corp.	294	7,144
Hexcel Corp.*	2,393	15,722
Moog, Inc. Class A*	732	16,741
Orbital Sciences Corp.*	730	8,680
Spirit Aerosystems Holdings, Inc. Class A*	7,176	71,545
Stanley, Inc.*	198	5,027
Teledyne Technologies, Inc.*	491	13,100
TransDigm Group, Inc.*	806	26,469

Total Aerospace & Defense		279,378
Air Freight & Logistics – 0.1%
Forward Air Corp.	416	6,752
HUB Group, Inc. Class A*	515	8,755

Total Air Freight & Logistics		15,507
Airlines – 0.2%
Allegiant Travel Co.*(a)	96	4,364
Skywest, Inc.	1,517	18,872

Total Airlines		23,236
Auto Components – 1.3%
Autoliv, Inc.	2,757	51,197
Gentex Corp.	2,359	23,496
Goodyear Tire & Rubber Co. (The)*	11,066	69,273
WABCO Holdings, Inc.	2,991	36,819

Total Auto Components		180,785
Automobiles – 0.2%
Thor Industries, Inc.	1,419	22,165
Beverages – 0.4%
Central European Distribution Corp.*	886	9,533
PepsiAmericas, Inc.	2,483	42,832

Total Beverages		52,365
Biotechnology – 0.5%
Alkermes, Inc.*	417	5,058
BioMarin Pharmaceutical, Inc.*(a)	107	1,321
Cubist Pharmaceuticals, Inc.*	444	7,264
Emergent Biosolutions, Inc.*	389	5,255
Martek Biosciences Corp.*	307	5,603
Onyx Pharmaceuticals, Inc.*	127	3,626
OSI Pharmaceuticals, Inc.*	682	26,093
PDL BioPharma, Inc.*	707	5,006
United Therapeutics Corp.*	131	8,658

Total Biotechnology		67,884

Investments	Shares	Value

Building Products – 0.3%
Armstrong World Industries, Inc.	1,209	$13,311
Lennox International, Inc.	1,047	27,704
Simpson Manufacturing Co., Inc.	412	7,424

Total Building Products		48,439
Capital Markets – 2.3%
Affiliated Managers Group, Inc.*	795	33,159
Apollo Investment Corp.	4,437	15,441
Eaton Vance Corp.	1,906	43,552
Federated Investors, Inc. Class B	2,250	50,085
GAMCO Investors, Inc. Class A	464	15,149
Greenhill & Co., Inc.	187	13,810
Investment Technology Group, Inc.*	1,059	27,026
Janus Capital Group, Inc.	5,304	35,272
Knight Capital Group, Inc. Class A*	1,890	27,859
optionsXpress Holdings, Inc.	1,582	17,987
Stifel Financial Corp.*	230	9,961
Waddell & Reed Financial, Inc. Class A	1,973	35,652

Total Capital Markets		324,953
Chemicals – 5.9%
Albemarle Corp.	2,439	53,097
Arch Chemicals, Inc.	546	10,352
Cabot Corp.	1,025	10,773
Calgon Carbon Corp.*	336	4,761
Celanese Corp. Series A	11,649	155,747
Cytec Industries, Inc.	1,963	29,484
Eastman Chemical Co.	2,851	76,407
H.B. Fuller Co.	1,294	16,822
Huntsman Corp.	4,504	14,098
International Flavors & Fragrances, Inc.	1,508	45,934
Lubrizol Corp.	1,562	53,124
Minerals Technologies, Inc.	267	8,557
Nalco Holding Co.	2,615	34,178
Olin Corp.	1,956	27,912
RPM International, Inc.	3,590	45,701
Scotts Miracle-Gro Co. (The) Class A	296	10,271
Sensient Technologies Corp.	793	18,635
Terra Industries, Inc.	6,488	182,248
Valspar Corp. (The)	1,570	31,353
Westlake Chemical Corp.	1,208	17,673

Total Chemicals		847,127
Commercial Banks – 3.2%
BancorpSouth, Inc.	1,244	25,925
Bank of Hawaii Corp.	921	30,375
CapitalSource, Inc.	2,267	2,766
Cathay General Bancorp	777	8,104
City National Corp.	637	21,511
Community Bank System, Inc.	398	6,667
CVB Financial Corp.(a)	1,201	7,963
First Bancorp	1,071	4,562
First Citizens BancShares, Inc. Class A	141	18,584
First Commonwealth Financial Corp.	797	7,069

See Notes to Financial Statements.

34	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund

March 31, 2009

Investments	Shares	Value

First Financial Bankshares, Inc.	198	$9,538
First Midwest Bancorp, Inc.	741	6,365
FirstMerit Corp.	1,169	21,276
FNB Corp.(a)	1,133	8,690
Fulton Financial Corp.	2,756	18,272
Glacier Bancorp, Inc.	755	11,861
Hancock Holding Co.	352	11,011
Iberiabank Corp.	182	8,361
International Bancshares Corp.	1,286	10,031
Investors Bancorp, Inc.*	292	2,473
MB Financial, Inc.	356	4,842
National Penn Bancshares, Inc.	1,216	10,093
NBT Bancorp, Inc.	395	8,548
Old National Bancorp	949	10,600
Pacific Capital Bancorp NA	669	4,529
PacWest Bancorp	309	4,428
Park National Corp.	199	11,094
Prosperity Bancshares, Inc.	558	15,261
S&T Bancorp, Inc.(a)	327	6,936
Signature Bank*	200	5,646
Susquehanna Bancshares, Inc.	1,097	10,235
SVB Financial Group*	802	16,048
TCF Financial Corp.(a)	2,487	29,247
Trustmark Corp.(a)	894	16,432
UMB Financial Corp.	400	16,996
Umpqua Holdings Corp.	781	7,076
United Bankshares, Inc.(a)	513	8,844
WesBanco, Inc.	365	8,333
Westamerica Bancorp.	240	10,934
Whitney Holding Corp.	1,000	11,450
Wilmington Trust Corp.	773	7,490

Total Commercial Banks		466,466
Commercial Services & Supplies – 1.8%
ABM Industries, Inc.	588	9,643
Brink’s Co. (The)	1,722	45,564
Clean Harbors, Inc.*	181	8,688
Copart, Inc.*	1,138	33,753
Corrections Corp. of America*	1,795	22,994
Geo Group, Inc. (The)*	551	7,301
Healthcare Services Group	362	5,419
Herman Miller, Inc.	2,072	22,088
Mine Safety Appliances Co.	499	9,990
Rollins, Inc.	834	14,303
Steelcase, Inc. Class A	3,628	18,176
SYKES Enterprises, Inc.*	702	11,674
Tetra Tech, Inc.*	526	10,720
United Stationers, Inc.*	617	17,325
Waste Connections, Inc.*	685	17,605

Total Commercial Services & Supplies		255,243
Communications Equipment – 1.3%
3Com Corp.*	2,408	7,441
ADC Telecommunications, Inc.*	2,377	10,435
Adtran, Inc.	1,101	17,847

Investments	Shares	Value

Arris Group, Inc.*	1,508	$11,114
Avocent Corp.*	348	4,225
Brocade Communications Systems, Inc.*	10,493	36,201
CommScope, Inc.*	2,000	22,720
Comtech Telecommunications Corp.*	320	7,926
F5 Networks, Inc.*	653	13,680
Infinera Corp.*	1,826	13,512
InterDigital, Inc.*	202	5,216
Polycom, Inc.*	1,162	17,883
Starent Networks Corp.*	861	13,613
Tekelec*	697	9,221

Total Communications Equipment		191,034
Computers & Peripherals – 1.3%
Data Domain, Inc.*(a)	83	1,043
Diebold, Inc.	753	16,076
Intermec, Inc.*	684	7,114
Lexmark International, Inc. Class A*	2,286	38,565
NCR Corp.*	3,866	30,735
QLogic Corp.*	1,893	21,050
Synaptics, Inc.*(a)	478	12,791
Teradata Corp.*	3,332	54,045

Total Computers & Peripherals		181,419
Construction & Engineering – 1.0%
EMCOR Group, Inc.*	1,631	28,004
Granite Construction, Inc.	488	18,290
KBR, Inc.	3,393	46,857
Perini Corp.*	1,012	12,448
Shaw Group, Inc. (The)*	1,305	35,770

Total Construction & Engineering		141,369
Construction Materials – 0.1%
Eagle Materials, Inc.	455	11,034
Texas Industries, Inc.	352	8,800

Total Construction Materials		19,834
Consumer Finance – 0.3%
AmeriCredit Corp.*(a)	85	498
Cash America International, Inc.	663	10,383
Ezcorp, Inc. Class A*	600	6,942
Student Loan Corp. (The)	583	25,325

Total Consumer Finance		43,148
Containers & Packaging – 1.4%
Aptargroup, Inc.	907	28,244
Greif, Inc. Class A	1,152	38,350
Packaging Corp. of America	2,228	29,008
Rock-Tenn Co. Class A	481	13,011
Sealed Air Corp.	2,992	41,290
Silgan Holdings, Inc.	506	26,585
Sonoco Products Co.	1,110	23,288

Total Containers & Packaging		199,776
Distributors – 0.2%
LKQ Corp.*	2,138	30,509

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	35

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund

March 31, 2009

Investments	Shares	Value

Diversified Consumer Services – 0.9%
American Public Education, Inc.*	74	$3,112
Capella Education Co.*	93	4,929
Career Education Corp.*	780	18,689
Corinthian Colleges, Inc.*	464	9,025
Matthews International Corp. Class A	417	12,014
Service Corp. International	9,701	33,857
Sotheby’s(a)	3,071	27,639
Weight Watchers International, Inc.	1,335	24,764

Total Diversified Consumer Services		134,029
Diversified Telecommunication Services – 0.0%
NTELOS Holdings Corp.	388	7,038
Electric Utilities – 1.6%
ALLETE, Inc.	536	14,306
Cleco Corp.	905	19,629
DPL, Inc.	2,083	46,951
El Paso Electric Co.*	900	12,681
Great Plains Energy, Inc.	1,746	23,519
Hawaiian Electric Industries, Inc.	1,019	14,001
IDACORP, Inc.	669	15,628
ITC Holdings Corp.	484	21,112
MGE Energy, Inc.	328	10,289
Portland General Electric Co.	949	16,693
UIL Holdings Corp.	336	7,499
Unisource Energy Corp.	99	2,791
Westar Energy, Inc.	1,819	31,887

Total Electric Utilities		236,986
Electrical Equipment – 2.0%
A.O. Smith Corp.	604	15,209
Acuity Brands, Inc.	870	19,610
Baldor Electric Co.	1,167	16,910
Belden, Inc.	1,209	15,125
Brady Corp. Class A	1,129	19,904
Energy Conversion Devices, Inc.*(a)	191	2,534
Franklin Electric Co., Inc.	318	7,037
General Cable Corp.*	2,646	52,444
GrafTech International Ltd.*	5,346	32,931
Hubbell, Inc. Class B	1,348	36,342
Regal-Beloit Corp.	773	23,685
Thomas & Betts Corp.*	1,564	39,131
Woodward Governor Co.	1,082	12,097

Total Electrical Equipment		292,959
Electronic Equipment, Instruments & Components – 3.4%
Anixter International, Inc.*	1,802	57,087
Arrow Electronics, Inc.*	4,193	79,919
Avnet, Inc.*	5,185	90,789
AVX Corp.	3,415	31,008
Benchmark Electronics, Inc.*	1,360	15,232
Cogent, Inc.*	575	6,843
Ingram Micro, Inc. Class A*	4,320	54,605
Itron, Inc.*	92	4,356

Investments	Shares	Value

Jabil Circuit, Inc.	3,872	$21,528
Molex, Inc.	2,888	39,681
National Instruments Corp.	914	17,046
Rofin-Sinar Technologies, Inc.*	599	9,656
Tech Data Corp.*	1,288	28,053
Trimble Navigation Ltd.*	1,405	21,468
Vishay Intertechnology, Inc.*	3,376	11,749

Total Electronic Equipment, Instruments & Components		489,020
Energy Equipment & Services – 4.4%
Atwood Oceanics, Inc.*	2,949	48,924
CARBO Ceramics, Inc.	324	9,215
Dresser-Rand Group, Inc.*	1,910	42,211
Dril-Quip, Inc.*	1,193	36,625
Exterran Holdings, Inc.*	1,533	24,559
Gulfmark Offshore, Inc.*	1,046	24,957
Lufkin Industries, Inc.	437	16,554
Oceaneering International, Inc.*	1,444	53,240
Oil States International, Inc.*	2,838	38,086
Patterson-UTI Energy, Inc.	6,527	58,482
Rowan Cos., Inc.	5,759	68,935
RPC, Inc.	1,576	10,449
SEACOR Holdings, Inc.*	411	23,965
Superior Energy Services, Inc.*	4,045	52,140
Tidewater, Inc.	1,725	64,049
Unit Corp.*	2,655	55,543

Total Energy Equipment & Services		627,934
Food & Staples Retailing – 0.8%
BJ’s Wholesale Club, Inc.*	755	24,153
Casey’s General Stores, Inc.	708	18,875
Ruddick Corp.	794	17,825
United Natural Foods, Inc.*	598	11,344
Weis Markets, Inc.	253	7,853
Whole Foods Market, Inc.(a)	2,077	34,894
Winn-Dixie Stores, Inc.*	132	1,262

Total Food & Staples Retailing		116,206
Food Products – 1.3%
Corn Products International, Inc.	1,714	36,337
Dean Foods Co.*	1,802	32,580
Del Monte Foods Co.	2,653	19,341
Flowers Foods, Inc.	894	20,991
Green Mountain Coffee Roasters, Inc.*(a)	129	6,192
Lancaster Colony Corp.	291	12,071
Ralcorp Holdings, Inc.*	571	30,766
Smithfield Foods, Inc.*(a)	783	7,407
Tootsie Roll Industries, Inc.	338	7,341
TreeHouse Foods, Inc.*	284	8,176
Trian Acquisition I Corp.*	268	2,495

Total Food Products		183,697
Gas Utilities – 2.2%
AGL Resources, Inc.	1,386	36,771
Atmos Energy Corp.	1,594	36,853

See Notes to Financial Statements.

36	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund

March 31, 2009

Investments	Shares	Value

Energen Corp.	2,315	$67,436
Laclede Group, Inc. (The)	235	9,160
New Jersey Resources Corp.	609	20,694
Nicor, Inc.	654	21,732
Northwest Natural Gas Co.	292	12,679
Piedmont Natural Gas Co., Inc.	727	18,822
South Jersey Industries, Inc.	387	13,545
Southwest Gas Corp.	565	11,905
UGI Corp.	1,816	42,876
WGL Holdings, Inc.	699	22,927

Total Gas Utilities		315,400
Health Care Equipment & Supplies – 1.3%
Conmed Corp.*	381	5,490
Gen-Probe, Inc.*	461	21,012
Haemonetics Corp.*	203	11,181
Hill-Rom Holdings, Inc.	731	7,230
Idexx Laboratories, Inc.*(a)	677	23,411
Immucor, Inc.*	591	14,864
Integra Lifesciences Holdings Corp.*	89	2,201
Kinetic Concepts, Inc.*	2,009	42,430
Masimo Corp.*	312	9,042
Meridian Bioscience, Inc.	244	4,421
STERIS Corp.	818	19,043
Teleflex, Inc.	261	10,203
Thoratec Corp.*	134	3,442
West Pharmaceutical Services, Inc.	373	12,238

Total Health Care Equipment & Supplies		186,208
Health Care Providers & Services – 4.0%
Amedisys, Inc.*(a)	391	10,749
AMERIGROUP Corp.*	1,041	28,669
Catalyst Health Solutions, Inc.*	454	8,998
Centene Corp.*	713	12,848
Chemed Corp.	367	14,276
Community Health Systems, Inc.*	1,246	19,114
Coventry Health Care, Inc.*	7,108	91,978
Emergency Medical Services Corp. Class A*	450	14,125
Gentiva Health Services, Inc.*	614	9,333
Health Net, Inc.*	4,133	59,846
Healthsouth Corp.*	129	1,146
Healthspring, Inc.*	1,248	10,446
HMS Holdings Corp.*	132	4,343
LifePoint Hospitals, Inc.*	1,175	24,511
Lincare Holdings, Inc.*	1,798	39,196
Magellan Health Services, Inc.*	483	17,601
Mednax, Inc.*	986	29,057
Owens & Minor, Inc.	515	17,062
Patterson Cos., Inc.*	2,312	43,604
PSS World Medical, Inc.*	606	8,696
Psychiatric Solutions, Inc.*	702	11,042
Universal American Corp.*	2,287	19,371
Universal Health Services, Inc. Class B	1,069	40,985
VCA Antech, Inc.*	1,480	33,374

Total Health Care Providers & Services		570,370

Investments	Shares	Value

Health Care Technology – 0.7%
ATHENAHEALTH, Inc.*	61	$1,471
Eclipsys Corp.*	1,503	15,240
HLTH Corp.*	4,227	43,750
IMS Health, Inc.	2,994	37,335
MedAssets, Inc.*	61	869

Total Health Care Technology		98,665
Hotels, Restaurants & Leisure – 1.6%
Bally Technologies, Inc.*	996	18,346
Brinker International, Inc.	406	6,131
Chipotle Mexican Grill, Inc. Class A*	242	16,064
Choice Hotels International, Inc.	773	19,959
International Speedway Corp. Class A	881	19,435
Jack In The Box, Inc.*	713	16,606
Panera Bread Co. Class A*	213	11,907
Penn National Gaming, Inc.*	1,156	27,917
Scientific Games Corp. Class A*	1,053	12,752
Vail Resorts, Inc.*	784	16,017
WMS Industries, Inc.*	530	11,082
Wyndham Worldwide Corp.	11,374	47,771

Total Hotels, Restaurants & Leisure		223,987
Household Durables – 1.4%
Harman International Industries, Inc.	1,163	15,735
Jarden Corp.*	1,746	22,122
Leggett & Platt, Inc.	1,662	21,589
NVR, Inc.*	84	35,931
Snap-On, Inc.	1,183	29,693
Stanley Works (The)	1,915	55,765
Tupperware Brands Corp.	1,529	25,978

Total Household Durables		206,813
Independent Power Producers & Energy Traders – 0.1%
Dynegy, Inc. Class A*	4,051	5,712
Ormat Technologies, Inc.	301	8,265

Total Independent Power Producers & Energy Traders		13,977
Industrial Conglomerates – 0.4%
Carlisle Cos., Inc.	1,676	32,900
Seaboard Corp.	32	32,320

Total Industrial Conglomerates		65,220
Insurance – 2.4%
Alleghany Corp.*	70	19,061
American Financial Group, Inc.	3,472	55,726
Arthur J. Gallagher & Co.	1,125	19,125
Employers Holdings, Inc.	1,491	14,224
Erie Indemnity Co. Class A	892	30,488
First American Corp.	217	5,753
Hanover Insurance Group, Inc. (The)	857	24,699
Harleysville Group, Inc.	464	14,760
Mercury General Corp.	825	24,502
Navigators Group, Inc.*	279	13,163
ProAssurance Corp.*	749	34,918

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	37

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund

March 31, 2009

Investments	Shares	Value

Reinsurance Group of America, Inc.*	15	$486
RLI Corp.	368	18,474
Selective Insurance Group, Inc.	893	10,859
StanCorp Financial Group, Inc.	1,251	28,498
State Auto Financial Corp.	91	1,602
Unitrin, Inc.	44	615
Wesco Financial Corp.	57	15,732
Zenith National Insurance Corp.	784	18,902

Total Insurance		351,587
Internet & Catalog Retail – 0.7%
Expedia, Inc.*	7,442	67,574
Liberty Media Corp. – Interactive A*	6,640	19,256
NetFlix, Inc.*(a)	498	21,374

Total Internet & Catalog Retail		108,204
Internet Software & Services – 0.8%
Akamai Technologies, Inc.*	1,745	33,853
Digital River, Inc.*	555	16,550
Earthlink, Inc.*	5,936	39,000
Equinix, Inc.*	30	1,684
j2 Global Communications, Inc.*	685	14,995
WebMD Health Corp. Class A*(a)	543	12,109

Total Internet Software & Services		118,191
IT Services – 1.5%
Broadridge Financial Solutions, Inc.	3,018	56,165
CACI International, Inc. Class A*	404	14,742
DST Systems, Inc.*	1,258	43,552
Gartner, Inc.*	1,147	12,629
ManTech International Corp. Class A*	341	14,288
NeuStar, Inc. Class A*	1,059	17,738
Perot Systems Corp. Class A*	2,038	26,249
SRA International, Inc. Class A*	869	12,774
Syntel, Inc.	615	12,657

Total IT Services		210,794
Leisure Equipment & Products – 0.2%
Eastman Kodak Co.	1,821	6,920
Polaris Industries, Inc.	858	18,396
Pool Corp.(a)	713	9,554

Total Leisure Equipment & Products		34,870
Life Sciences Tools & Services – 1.2%
Bio-Rad Laboratories, Inc. Class A*	329	21,681
Bruker Corp.*	2,269	13,977
Charles River Laboratories International, Inc.*	1,433	38,992
Covance, Inc.*	905	32,245
Dionex Corp.*	230	10,868
Luminex Corp.*	70	1,268
PerkinElmer, Inc.	2,274	29,039
Techne Corp.	337	18,437
Varian, Inc.*	435	10,327

Total Life Sciences Tools & Services		176,834
Machinery – 7.0%
Actuant Corp. Class A	1,442	14,896
AGCO Corp.*	3,113	61,015

Investments	Shares	Value

Astec Industries, Inc.*	395	$10,361
Barnes Group, Inc.	1,588	16,976
Briggs & Stratton Corp.	335	5,528
Bucyrus International, Inc.	2,263	34,352
CLARCOR, Inc.	565	14,232
Crane Co.	2,061	34,790
ESCO Technologies, Inc.*	241	9,327
Gardner Denver, Inc.*	1,638	35,610
Graco, Inc.	1,268	21,645
Harsco Corp.	2,273	50,392
IDEX Corp.	1,419	31,034
Joy Global, Inc.	2,696	57,425
Kaydon Corp.	447	12,217
Kennametal, Inc.	1,945	31,528
Lincoln Electric Holdings, Inc.	970	30,739
Manitowoc Co., Inc. (The)	6,223	20,349
Mueller Industries, Inc.	901	19,543
Mueller Water Products, Inc. Class A	1,304	4,303
Navistar International Corp.*	3,062	102,455
Nordson Corp.	728	20,697
Pentair, Inc.	1,641	35,560
Robbins & Myers, Inc.	890	13,501
SPX Corp.	2,069	97,264
Terex Corp.*	7,833	72,455
Timken Co.	4,188	58,464
Toro Co.	355	8,584
Trinity Industries, Inc.	4,003	36,587
Valmont Industries, Inc.	411	20,636
Wabtec Corp.	588	15,511
Watts Water Technologies, Inc. Class A	544	10,641

Total Machinery		1,008,617
Marine – 0.3%
Alexander & Baldwin, Inc.	736	14,006
Kirby Corp.*	1,127	30,023

Total Marine		44,029
Media – 1.8%
DreamWorks Animation SKG, Inc. Class A*	1,499	32,438
Gannett Co., Inc.(a)	9,769	21,492
Hearst-Argyle Television, Inc.	2,280	9,485
Interactive Data Corp.	1,130	28,092
Interpublic Group of Cos., Inc.*	11,397	46,956
John Wiley & Sons, Inc. Class A	807	24,033
Lamar Advertising Co. Class A*(a)	227	2,213
Marvel Entertainment, Inc.*	1,053	27,957
Meredith Corp.	1,405	23,379
Morningstar, Inc.*(a)	563	19,226
Regal Entertainment Group Class A	1,295	17,366
World Wrestling Entertainment, Inc. Class A	902	10,409

Total Media		263,046
Metals & Mining – 3.5%
Allegheny Technologies, Inc.	4,808	105,439
Carpenter Technology Corp.	1,462	20,643
Commercial Metals Co.	3,672	42,412

See Notes to Financial Statements.

38	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund

March 31, 2009

Investments	Shares	Value

Compass Minerals International, Inc.	437	$24,634
Reliance Steel & Aluminum Co.	4,668	122,908
Royal Gold, Inc.	97	4,536
Schnitzer Steel Industries, Inc. Class A	1,409	44,229
Steel Dynamics, Inc.	10,860	95,677
Titanium Metals Corp.	4,270	23,357
Worthington Industries, Inc.	2,475	21,557

Total Metals & Mining		505,392
Multiline Retail – 1.3%
Big Lots, Inc.*	1,985	41,248
Nordstrom, Inc.(a)	8,344	139,762

Total Multiline Retail		181,010
Multi-Utilities – 1.0%
Avista Corp.	751	10,349
Black Hills Corp.	544	9,732
CH Energy Group, Inc.	195	9,146
CMS Energy Corp.	2,378	28,156
NorthWestern Corp.	584	12,544
OGE Energy Corp.	2,039	48,569
Vectren Corp.	1,072	22,608

Total Multi-Utilities		141,104
Office Electronics – 0.1%
Zebra Technologies Corp. Class A*	1,081	20,561
Oil, Gas & Consumable Fuels – 8.1%
Alpha Natural Resources, Inc.*	1,906	33,832
Arch Coal, Inc.	4,670	62,438
Arena Resources, Inc.*	554	14,116
Atlas Energy Resources LLC	2,168	22,872
Bill Barrett Corp.*	938	20,861
Cimarex Energy Co.	2,087	38,359
Comstock Resources, Inc.*	725	21,605
Contango Oil & Gas Co.*	264	10,349
Denbury Resources, Inc.*	9,572	142,240
Encore Acquisition Co.*	1,894	44,073
Forest Oil Corp.*	4,747	62,423
Frontier Oil Corp.	3,570	45,660
Goodrich Petroleum Corp.*	77	1,491
Holly Corp.	1,187	25,164
Mariner Energy, Inc.*	6,562	50,856
Massey Energy Co.	2,552	25,826
McMoRan Exploration Co.*	1,552	7,294
NuStar GP Holdings LLC	633	13,046
Overseas Shipholding Group, Inc.	1,909	43,277
Penn Virginia Corp.	799	8,773
Pioneer Natural Resources Co.	3,993	65,765
Plains Exploration & Production Co.*	8,485	146,197
Quicksilver Resources, Inc.*	3,466	19,202
Southern Union Co.	3,211	48,872
St. Mary Land & Exploration Co.	2,096	27,730
Tesoro Corp.	2,060	27,748
W&T Offshore, Inc.	5,296	32,570
Walter Industries, Inc.	1,756	40,160

Investments	Shares	Value

Whiting Petroleum Corp.*	1,765	$45,625
World Fuel Services Corp.	510	16,131

Total Oil, Gas & Consumable Fuels		1,164,555
Paper & Forest Products – 0.1%
Clearwater Paper Corp.*	211	1,694
MeadWestvaco Corp.	821	9,844

Total Paper & Forest Products		11,538
Personal Products – 0.5%
Alberto-Culver Co.	879	19,874
Chattem, Inc.*	207	11,602
NBTY, Inc.*	2,162	30,441
Nu Skin Enterprises, Inc. Class A	1,201	12,599

Total Personal Products		74,516
Pharmaceuticals – 1.5%
King Pharmaceuticals, Inc.*	5,051	35,710
Medicis Pharmaceutical Corp. Class A	703	8,696
Sepracor, Inc.*	7,468	109,481
Viropharma, Inc.*	1,483	7,786
Watson Pharmaceuticals, Inc.*	1,646	51,207

Total Pharmaceuticals		212,880
Professional Services – 1.4%
Corporate Executive Board Co. (The)	706	10,237
First Advantage Corp. Class A*	818	11,272
Huron Consulting Group, Inc.*	137	5,813
IHS, Inc. Class A*	477	19,643
Manpower, Inc.	2,576	81,221
Monster Worldwide, Inc.*	2,667	21,736
Navigant Consulting, Inc.*	410	5,359
Resources Connection, Inc.*	600	9,048
Watson Wyatt Worldwide, Inc. Class A	629	31,054

Total Professional Services		195,383
Real Estate Investment Trusts (REITs) – 2.4%
Alexander’s, Inc.	40	6,815
Alexandria Real Estate Equities, Inc.(a)	294	10,702
AMB Property Corp.	1,464	21,082
BioMed Realty Trust, Inc.	1,080	7,312
BRE Properties, Inc.	316	6,203
Camden Property Trust	219	4,726
Corporate Office Properties Trust SBI MD	182	4,519
DCT Industrial Trust, Inc.	302	957
Digital Realty Trust, Inc.	94	3,119
Duke Realty Corp.(a)	1,182	6,501
EastGroup Properties, Inc.	171	4,800
Entertainment Properties Trust	615	9,692
Equity Lifestyle Properties, Inc.	109	4,153
Equity One, Inc.(a)	775	9,447
Essex Property Trust, Inc.	103	5,906
Extra Space Storage, Inc.	768	4,232
Franklin Street Properties Corp.	521	6,408
Healthcare Realty Trust, Inc.	137	2,054
Highwoods Properties, Inc.	218	4,669

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	39

Schedule of Investments (continued)

WisdomTree MidCap Earnings Fund

March 31, 2009

Investments	Shares	Value

Home Properties, Inc.	137	$4,199
Hospitality Properties Trust	1,817	21,804
Inland Real Estate Corp.	620	4,396
Kilroy Realty Corp.	213	3,661
Liberty Property Trust	911	17,254
Macerich Co. (The)(a)	745	4,664
Mack-Cali Realty Corp.	593	11,747
Mid-America Apartment Communities, Inc.	85	2,620
National Retail Properties, Inc.	1,140	18,058
Nationwide Health Properties, Inc.	819	18,174
Omega Healthcare Investors, Inc.	907	12,771
Potlatch Corp.	442	10,250
PS Business Parks, Inc.	73	2,690
Realty Income Corp.(a)	771	14,510
Regency Centers Corp.	659	17,510
Senior Housing Properties Trust	1,288	18,058
SL Green Realty Corp.	1,561	16,859
Sunstone Hotel Investors, Inc.	45	118
Tanger Factory Outlet Centers, Inc.	120	3,703
Taubman Centers, Inc.	232	3,953
Washington Real Estate Investment Trust	110	1,903
Weingarten Realty Investors	953	9,073

Total Real Estate Investment Trusts (REITs)		341,272
Real Estate Management & Development – 0.4%
CB Richard Ellis Group, Inc. Class A*	8,763	35,315
Jones Lang LaSalle, Inc.	999	23,237

Total Real Estate Management & Development		58,552
Road & Rail – 1.3%
Amerco, Inc.*	227	7,611
Arkansas Best Corp.	381	7,247
Con-way, Inc.	1,082	19,400
Genesee & Wyoming, Inc. Class A*	389	8,266
Heartland Express, Inc.	872	12,914
Hertz Global Holdings, Inc.*	5,294	20,806
Kansas City Southern*	1,793	22,789
Knight Transportation, Inc.	695	10,536
Landstar System, Inc.	642	21,488
Old Dominion Freight Line, Inc.*	583	13,695
Ryder System, Inc.	1,245	35,246
Werner Enterprises, Inc.	650	9,828

Total Road & Rail		189,826
Semiconductors & Semiconductor Equipment – 1.9%
Atheros Communications, Inc.*	549	8,048
Cree, Inc.*	316	7,435
Cymer, Inc.*	495	11,019
FEI Co.*	344	5,308
Hittite Microwave Corp.*	334	10,421
Integrated Device Technology, Inc.*	1,663	7,567
Intersil Corp. Class A	3,927	45,160
Microsemi Corp.*	709	8,224
MKS Instruments, Inc.*	629	9,227

Investments	Shares	Value

Novellus Systems, Inc.*	940	$15,632
ON Semiconductor Corp.*	10,255	39,995
PMC – Sierra, Inc.*	4,786	30,535
Semtech Corp.*	696	9,292
Silicon Laboratories, Inc.*	335	8,844
Skyworks Solutions, Inc.*	4,058	32,707
Tessera Technologies, Inc.*	165	2,206
Varian Semiconductor Equipment Associates, Inc.*	951	20,599

Total Semiconductors & Semiconductor Equipment		272,219
Software – 2.5%
Blackboard, Inc.*	28	889
Cadence Design Systems, Inc.*	10,844	45,545
Compuware Corp.*	4,302	28,350
Concur Technologies, Inc.*	113	2,168
Ebix, Inc.*	195	4,846
FactSet Research Systems, Inc.(a)	598	29,894
Fair Isaac Corp.	1,137	15,997
Informatica Corp.*	816	10,820
Jack Henry & Associates, Inc.	1,112	18,148
Macrovision Solutions Corp.*	425	7,561
Micros Systems, Inc.*	1,350	25,312
Novell, Inc.*	153	652
Parametric Technology Corp.*	1,420	14,172
Progress Software Corp.*	580	10,069
Quality Systems, Inc.(a)	211	9,548
Red Hat, Inc.*	1,247	22,246
Solera Holdings, Inc.*	111	2,750
Sybase, Inc.*	1,420	43,012
Synopsys, Inc.*	2,030	42,082
Take-Two Interactive Software, Inc.*	2,034	16,984
TIBCO Software, Inc.*	1,910	11,212

Total Software		362,257
Specialty Retail – 4.8%
Aaron Rents, Inc.	574	15,303
Abercrombie & Fitch Co. Class A(a)	3,690	87,822
Aeropostale, Inc.*	1,563	41,513
American Eagle Outfitters, Inc.	5,601	68,556
Barnes & Noble, Inc.(a)	1,336	28,564
Buckle, Inc. (The)	915	29,216
Carmax, Inc.*	2,368	29,458
Dick’s Sporting Goods, Inc.*	1,919	27,384
Foot Locker, Inc.	2,713	28,432
Guess ?, Inc.	2,911	61,364
Gymboree Corp.*	755	16,119
Penske Auto Group, Inc.	3,378	31,517
PetSmart, Inc.	2,091	43,827
RadioShack Corp.	3,777	32,369
Rent-A-Center, Inc.*	1,359	26,324
Sally Beauty Holdings, Inc.*	2,975	16,898
Tiffany & Co.	2,400	51,744
Tractor Supply Co.*	443	15,975
Williams-Sonoma, Inc.	4,149	41,822

Total Specialty Retail		694,207

See Notes to Financial Statements.

40	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (concluded)

WisdomTree MidCap Earnings Fund

March 31, 2009

Investments	Shares	Value

Textiles, Apparel & Luxury Goods – 1.3%
Carter’s, Inc.*	783	$14,728
Columbia Sportswear Co.	672	20,106
Deckers Outdoor Corp.*	220	11,669
Fossil, Inc.*	1,979	31,070
Hanesbrands, Inc.*	2,450	23,447
Lululemon Athletica, Inc.*(a)	949	8,218
Phillips-Van Heusen Corp.	1,603	36,356
Under Armour, Inc. Class A*(a)	382	6,276
Warnaco Group, Inc. (The)*	791	18,984
Wolverine World Wide, Inc.	958	14,926

Total Textiles, Apparel & Luxury Goods		185,780
Thrifts & Mortgage Finance – 0.4%
Astoria Financial Corp.	786	7,223
Beneficial Mutual Bancorp, Inc.*	348	3,428
First Niagara Financial Group, Inc.	1,006	10,965
Kearny Financial Corp.	126	1,320
NewAlliance Bancshares, Inc.	703	8,253
Northwest Bancorp, Inc.	510	8,619
Oritani Financial Corp.*	102	1,428
Provident Financial Services, Inc.	528	5,708
TrustCo Bank Corp.	683	4,112
Washington Federal, Inc.	665	8,838

Total Thrifts & Mortgage Finance		59,894
Tobacco – 0.2%
Universal Corp.	654	19,568
Vector Group Ltd.	947	12,301

Total Tobacco		31,869
Trading Companies & Distributors – 0.8%
Applied Industrial Technologies, Inc.	985	16,617
GATX Corp.	1,410	28,524
MSC Industrial Direct Co. Class A	1,115	34,643
RSC Holdings, Inc.*(a)	3,686	19,389
Watsco, Inc.	335	11,400

Total Trading Companies & Distributors		110,573
Water Utilities – 0.1%
California Water Service Group	191	7,995
Wireless Telecommunication Services – 0.2%
Centennial Communications Corp.*	827	6,831
Syniverse Holdings, Inc.*	1,582	24,932

Total Wireless Telecommunication Services		31,763
TOTAL COMMON STOCKS
(Cost: $22,000,446)		14,328,464
SHORT-TERM INVESTMENT – 0.4%
MONEY MARKET FUND – 0.4%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $60,489)	60,489	60,489

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.7%
MONEY MARKET FUND – 3.7%
Dreyfus Institutional Preferred Money Market Fund, 0.59%(c) (Cost: $531,041)(d)	531,041	$531,041
TOTAL INVESTMENTS IN SECURITIES – 103.6%
(Cost: $22,591,976)		14,919,994
Liabilities in Excess of Other Assets – (3.6)%		(513,817)

NET ASSETS – 100.0%		$14,406,177
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2009.

(c)	Interest rates shown reflect yields as of March 31, 2009.

(d)	At March 31, 2009, the total market value of the Fund’s securities on loan was $518,320 and the total market value of the collateral held by the Fund was $531,041.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	41

Schedule of Investments

WisdomTree SmallCap Earnings Fund

March 31, 2009

Investments	Shares	Value

COMMON STOCKS – 99.7%
Aerospace & Defense – 1.1%
AAR Corp.*	2,825	$35,426
American Science & Engineering, Inc.	139	7,756
Applied Signal Technology, Inc.	262	5,300
Argon ST, Inc.*	499	9,466
Ducommun, Inc.*	739	10,745
GenCorp, Inc.*	4,567	9,682
Ladish Co., Inc.*	1,325	9,619
LMI Aerospace, Inc.*	1,161	8,406
Taser International, Inc.*	557	2,607
Triumph Group, Inc.	1,331	50,844

Total Aerospace & Defense		149,851
Air Freight & Logistics – 0.4%
Atlas Air Worldwide Holdings, Inc.*	1,781	30,900
Dynamex, Inc.*	822	10,752
Pacer International, Inc.	4,491	15,719

Total Air Freight & Logistics		57,371
Airlines – 0.3%
Hawaiian Holdings, Inc.*	1,005	3,749
Republic Airways Holdings, Inc.*	5,181	33,573

Total Airlines		37,322
Auto Components – 0.4%
Drew Industries, Inc.*	1,017	8,828
Exide Technologies*	6,848	20,544
Fuel Systems Solutions, Inc.*(a)	518	6,983
Lear Corp.*	9,871	7,403
Stoneridge, Inc.*	2,712	5,722

Total Auto Components		49,480
Beverages – 0.2%
Boston Beer Co., Inc. Class A*	223	4,652
Coca-Cola Bottling Co. Consolidated	82	4,268
Heckmann Corp.*	510	2,458
National Beverage Corp.	1,627	14,920

Total Beverages		26,298
Biotechnology – 0.1%
Maxygen, Inc.*	2,600	17,680
Repligen Corp.*	777	3,722

Total Biotechnology		21,402
Building Products – 0.9%
AAON, Inc.	805	14,587
Ameron International Corp.	591	31,122
Apogee Enterprises, Inc.	3,105	34,093
Gibraltar Industries, Inc.	2,403	11,342
Griffon Corp.*	1,005	7,537
Insteel Industries, Inc.	2,307	16,057
NCI Building Systems, Inc.*	2,949	6,547
Quanex Building Products Corp.	110	836

Total Building Products		122,121
Capital Markets – 2.1%
BlackRock Kelso Capital Corp.	3,074	12,880

Investments	Shares	Value

Cohen & Steers, Inc.	2,443	$27,264
Epoch Holding Corp.	401	2,755
Evercore Partners, Inc. Class A	164	2,534
GFI Group, Inc.	14,263	45,784
Hercules Technology Growth Capital, Inc.	4,323	21,615
LaBranche & Co., Inc.*	3,805	14,231
Penson Worldwide, Inc.*	2,625	16,879
Prospect Capital Corp.	3,276	27,911
Sanders Morris Harris Group, Inc.	3,529	13,763
SWS Group, Inc.	1,147	17,813
thinkorswim Group, Inc.*	7,022	60,670
TradeStation Group, Inc.*	3,117	20,572
Westwood Holdings Group, Inc.	188	7,349

Total Capital Markets		292,020
Chemicals – 4.6%
American Vanguard Corp.	1,039	13,403
Ashland, Inc.	8,393	86,700
Balchem Corp.	504	12,666
GenTek, Inc.*	1,277	22,335
ICO, Inc.*	4,240	8,734
Innophos Holdings, Inc.	5,784	65,244
Innospec, Inc.	2,914	10,986
Koppers Holdings, Inc.	1,688	24,510
Kronos Worldwide, Inc.	341	2,622
Landec Corp.*	1,076	5,993
LSB Industries, Inc.*	2,279	22,539
NewMarket Corp.	1,394	61,754
OM Group, Inc.*	6,900	133,308
PolyOne Corp.*	3,271	7,556
Quaker Chemical Corp.	789	6,265
Rockwood Holdings, Inc.*	7,678	60,963
Schulman A., Inc.	303	4,106
Stepan Co.	395	10,783
W.R. Grace & Co.*	12,673	80,093
Zoltek Cos., Inc.*(a)	948	6,456

Total Chemicals		647,016
Commercial Banks – 4.1%
1st Source Corp.	811	14,639
Ameris Bancorp	413	1,945
Arrow Financial Corp.	484	11,466
Bancfirst Corp.	617	22,459
Bank of the Ozarks, Inc.	696	16,064
Banner Corp.	683	1,988
Capital City Bank Group, Inc.	544	6,234
Cardinal Financial Corp.	330	1,894
Cascade Bancorp(a)	553	901
Center Financial Corp.	1,417	3,996
Chemical Financial Corp.	658	13,693
City Bank(a)	1,379	4,551
City Holding Co.	670	18,284
CoBiz Financial, Inc.(a)	893	4,688
Columbia Banking System, Inc.	686	4,390
Community Trust Bancorp, Inc.	499	13,348

See Notes to Financial Statements.

42	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund

March 31, 2009

Investments	Shares	Value

Enterprise Financial Services Corp.	545	$5,319
First Bancorp	757	9,061
First Busey Corp.	928	7,201
First Community Bancshares, Inc.	448	5,228
First Financial Bancorp	1,534	14,619
First Financial Corp.	381	14,059
First Merchants Corp.	824	8,891
Frontier Financial Corp.(a)	3,320	3,652
Green Bankshares, Inc.(a)	522	4,594
Harleysville National Corp.	1,062	6,436
Heartland Financial USA, Inc.	568	7,691
Heritage Commerce Corp.	193	1,013
Home Bancshares, Inc.	556	11,103
Independent Bank Corp.	694	10,237
Lakeland Bancorp, Inc.	944	7,580
Lakeland Financial Corp.	543	10,420
MainSource Financial Group, Inc.	799	6,424
Nara Bancorp, Inc.	1,302	3,828
Old Second Bancorp, Inc.(a)	931	5,912
Peoples Bancorp, Inc.	411	5,335
Pinnacle Financial Partners, Inc.*	623	14,771
Renasant Corp.	1,204	15,122
Republic Bancorp, Inc. Class A(a)	932	17,400
S.Y. Bancorp, Inc.	494	12,004
Sandy Spring Bancorp, Inc.	841	9,386
Santander BanCorp	772	6,083
SCBT Financial Corp.	318	6,646
Sierra Bancorp	550	5,352
Simmons First National Corp. Class A	533	13,426
Southside Bancshares, Inc.	707	13,362
Southwest Bancorp, Inc.	731	6,857
StellarOne Corp.	545	6,491
Sterling Bancorp	764	7,564
Sterling Bancshares, Inc.	4,240	27,730
Sterling Financial Corp.	3,303	6,837
Suffolk Bancorp	424	11,020
Sun Bancorp, Inc.*	1,113	5,776
Texas Capital Bancshares, Inc.*	1,184	13,332
Tompkins Financial Corp.	330	14,190
Trico Bancshares	453	7,583
UCBH Holdings, Inc.	2,537	3,831
Union Bankshares Corp.	373	5,166
United Security Bancshares	189	1,391
Univest Corp. of Pennsylvania	457	7,998
Virginia Commerce Bancorp*	2,217	8,402
Washington Trust Bancorp, Inc.	847	13,764
Wilshire Bancorp, Inc.	1,868	9,639
Wintrust Financial Corp.	1,043	12,829

Total Commercial Banks		573,095
Commercial Services & Supplies – 3.3%
American Ecology Corp.	665	9,270
American Reprographics Co.*	5,512	19,512
Amrep Corp.*	109	1,711

Investments	Shares	Value

ATC Technology Corp.*	1,453	$16,274
Cenveo, Inc.*	4,112	13,364
Comfort Systems USA, Inc.	2,724	28,248
Consolidated Graphics, Inc.*	1,552	19,741
Cornell Cos., Inc.*	673	11,017
Courier Corp.	251	3,808
Deluxe Corp.	4,685	45,117
Ennis, Inc.	2,302	20,396
Fuel Tech, Inc.*	543	5,680
G&K Services, Inc. Class A	961	18,172
GeoEye, Inc.*	1,401	27,670
HNI Corp.	2,790	29,016
Innerworkings, Inc.*	2,447	10,449
Interface, Inc. Class A	6,597	19,725
Knoll, Inc.	5,357	32,838
M&F Worldwide Corp.*	2,281	26,710
McGrath Rentcorp	1,262	19,889
Mobile Mini, Inc.*	1,668	19,215
Multi-Color Corp.	776	9,490
Schawk, Inc.	308	1,860
Standard Parking Corp.*	569	9,332
Standard Register Co. (The)	1,844	8,446
Team, Inc.*	547	6,411
Viad Corp.	1,074	15,165
Waste Services, Inc.*	1,242	5,316

Total Commercial Services & Supplies		453,842
Communications Equipment – 3.0%
Acme Packet, Inc.*	1,861	11,296
Airvana, Inc.*	10,932	63,952
Anaren, Inc.*	358	3,917
Bel Fuse, Inc. Class B	468	6,290
Black Box Corp.	1,040	24,555
Blue Coat Systems, Inc.*	1,232	14,796
Ciena Corp.*(a)	9,497	73,887
Cogo Group, Inc.*	2,573	17,188
DG FastChannel, Inc.*	524	9,836
Digi International, Inc.*	978	7,501
EMS Technologies, Inc.*	470	8,206
Extreme Networks, Inc.*	1,739	2,643
Globecomm Systems, Inc.*	2,841	16,449
Harmonic, Inc.*	6,224	40,456
Hughes Communications, Inc.*	807	9,708
Ixia*	670	3,464
Netgear, Inc.*	2,028	24,437
Opnext, Inc.*	2,866	4,901
PC-Tel, Inc.*	2,230	9,589
Plantronics, Inc.	3,329	40,181
Seachange International, Inc.*	973	5,566
Sonus Networks, Inc.*	767	1,204
Viasat, Inc.*	965	20,091

Total Communications Equipment		420,113
Computers & Peripherals – 0.5%
Adaptec, Inc.*	745	1,788

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	43

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund

March 31, 2009

Investments	Shares	Value

Imation Corp.	1,239	$9,478
Netezza Corp.*	1,173	7,976
Novatel Wireless, Inc.*	2,362	13,274
Rimage Corp.*	643	8,584
STEC, Inc.*	922	6,795
Stratasys, Inc.*	791	6,542
Super Micro Computer, Inc.*	2,644	13,009

Total Computers & Peripherals		67,446
Construction & Engineering – 1.1%
Dycom Industries, Inc.*	2,000	11,580
Furmanite Corp.*	2,424	7,538
Great Lakes Dredge & Dock Corp.	905	2,724
Insituform Technologies, Inc. Class A*	626	9,791
Layne Christensen Co.*	1,472	23,655
MasTec, Inc.*	3,600	43,524
Michael Baker Corp.*	552	14,352
Northwest Pipe Co.*	461	13,125
Pike Electric Corp.*	1,581	14,624
Sterling Construction Co., Inc.*	601	10,722

Total Construction & Engineering		151,635
Construction Materials – 0.0%
Headwaters, Inc.*	1,468	4,609
Consumer Finance – 1.2%
Advance America, Cash Advance Centers, Inc.	16,134	27,266
CompuCredit Corp.*(a)	988	2,421
Credit Acceptance Corp.*(a)	2,603	55,938
Dollar Financial Corp.*	3,290	31,321
First Cash Financial Services, Inc.*	1,028	15,338
Nelnet, Inc. Class A	708	6,259
World Acceptance Corp.*	1,574	26,915

Total Consumer Finance		165,458
Containers & Packaging – 0.1%
Bway Holding Co.*	376	2,967
Myers Industries, Inc.	1,039	6,379

Total Containers & Packaging		9,346
Distributors – 0.1%
Core-Mark Holding Co., Inc.*	425	7,743
Diversified Consumer Services – 1.1%
Jackson Hewitt Tax Service, Inc.	1,125	5,872
K12, Inc.*	909	12,635
Learning Tree International, Inc.*	1,214	10,283
Lincoln Educational Services Corp.*	771	14,125
Pre-Paid Legal Services, Inc.*(a)	850	24,675
Regis Corp.	3,708	53,581
Stewart Enterprises, Inc. Class A	7,635	24,737
Universal Technical Institute, Inc.*	276	3,312

Total Diversified Consumer Services		149,220
Diversified Financial Services – 0.7%
Asset Acceptance Capital Corp.*	1,593	8,459
Encore Capital Group, Inc.*	1,934	8,761
Financial Federal Corp.	1,313	27,810

Investments	Shares	Value

Life Partners Holdings, Inc.(a)	439	$7,489
MarkeTaxess Holdings, Inc.*	603	4,607
Medallion Financial Corp.	1,308	9,692
NewStar Financial, Inc.*	4,210	9,767
Portfolio Recovery Associates, Inc.*(a)	801	21,499
Triplecrown Acquisition Corp.*	259	2,427

Total Diversified Financial Services		100,511
Diversified Telecommunication Services – 1.4%
Alaska Communications Systems Group, Inc.	8,782	58,839
Atlantic Tele-Network, Inc.	898	17,224
Cbeyond, Inc.*	617	11,618
Cincinnati Bell, Inc.*	23,279	53,542
Consolidated Communications Holdings, Inc.	390	4,001
General Communication, Inc. Class A*	708	4,730
Iowa Telecommunications Services, Inc.	994	11,391
Premiere Global Services, Inc.*	2,476	21,838
Shenandoah Telecommunications Co.	569	12,973

Total Diversified Telecommunication Services		196,156
Electric Utilities – 0.2%
Central Vermont Public Service Corp.	614	10,622
Empire District Electric Co. (The)	1,119	16,159

Total Electric Utilities		26,781
Electrical Equipment – 1.3%
Advanced Battery Technologies, Inc.*	3,308	7,079
AZZ, Inc.*	846	22,326
Encore Wire Corp.	719	15,408
EnerSys*	4,812	58,322
Harbin Electric, Inc.*(a)	1,797	11,052
II-VI, Inc.*	1,979	33,999
LSI Industries, Inc.	126	651
Polypore International, Inc.*	2,995	12,040
Powell Industries, Inc.*	448	15,819
Ultralife Corp.*	710	5,488
Vicor Corp.	190	929

Total Electrical Equipment		183,113
Electronic Equipment, Instruments & Components – 3.8%
Brightpoint, Inc.*	3,838	16,427
Checkpoint Systems, Inc.*	3,080	27,628
Cognex Corp.	1,738	23,202
CPI International, Inc.*	1,100	10,340
CTS Corp.	2,338	8,440
Daktronics, Inc.	1,934	12,668
DTS, Inc.*	343	8,253
Electro Rent Corp.	1,004	9,679
Electro Scientific Industries, Inc.*	491	2,907
FARO Technologies, Inc.*	739	9,932
Insight Enterprises, Inc.*	8,471	25,921
IPG Photonics Corp.*	1,680	14,146
L-1 Identity Solutions, Inc. Class 1*	2,255	11,523
Littelfuse, Inc.*	1,069	11,748
Methode Electronics, Inc.	2,966	10,618

See Notes to Financial Statements.

44	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund

March 31, 2009

Investments	Shares	Value

MTS Systems Corp.	1,096	$24,934
Multi-Fineline Electronix, Inc.*	2,059	34,673
Newport Corp.*	2,118	9,362
OSI Systems, Inc.*	733	11,186
Park Electrochemical Corp.	898	15,517
PC Connection, Inc.*	2,106	8,003
Plexus Corp.*	3,182	43,975
Rogers Corp.*	602	11,366
Scansource, Inc.*	1,857	34,503
SYNNEX Corp.*	4,665	91,760
Technitrol, Inc.	6,899	11,797
TTM Technologies, Inc.*	5,339	30,966
Zygo Corp.*	233	1,069

Total Electronic Equipment, Instruments & Components		532,543
Energy Equipment & Services – 5.0%
Allis-Chalmers Energy, Inc.*	5,400	10,422
Basic Energy Services, Inc.*	4,323	27,970
Boots & Coots International Control, Inc.*	9,847	12,309
Bristow Group, Inc.*	2,005	42,967
Bronco Drilling Co., Inc.*	1,562	8,216
Cal Dive International, Inc.*	8,442	57,152
Complete Production Services, Inc.*	12,247	37,721
Dawson Geophysical Co.*	1,178	15,903
Gulf Island Fabrication, Inc.	1,598	12,800
Helix Energy Solutions Group, Inc.*	25,627	131,723
Hercules Offshore, Inc.*	10,137	16,016
Hornbeck Offshore Services, Inc.*	4,001	60,975
ION Geophysical Corp.*	13,479	21,027
Key Energy Services, Inc.*	21,111	60,800
Matrix Service Co.*	1,653	13,588
NATCO Group, Inc. Class A*	1,489	28,187
Natural Gas Services Group, Inc.*	1,042	9,378
Newpark Resources*	5,431	13,740
OYO Geospace Corp.*	469	6,125
Parker Drilling Co.*	19,527	35,930
PHI, Inc.*	857	8,553
Pioneer Drilling Co.*	8,304	27,237
Superior Well Services, Inc.*	2,155	11,055
T-3 Energy Services, Inc. Class 3*	1,846	21,746
Tetra Technologies, Inc.*	736	2,392
Union Drilling, Inc.*	1,728	6,566

Total Energy Equipment & Services		700,498
Food & Staples Retailing – 1.0%
Andersons, Inc. (The)	2,923	41,331
Ingles Markets, Inc. Class A	1,944	29,024
Nash Finch Co.	554	15,562
Pantry, Inc. (The)*	908	15,990
Pricesmart, Inc.	1,157	20,838
Spartan Stores, Inc.	893	13,761
Susser Holdings Corp.*	709	9,529

Total Food & Staples Retailing		146,035

Investments	Shares	Value

Food Products – 1.7%
Alico, Inc.	32	$768
American Dairy, Inc.*	684	11,567
American Italian Pasta Co. Class A*	369	12,845
B&G Foods, Inc. Class A	1,797	9,344
Cal-Maine Foods, Inc.	3,187	71,357
Chiquita Brands International, Inc.*	2,335	15,481
Darling International, Inc.*	9,749	36,169
Diamond Foods, Inc.	343	9,580
Hain Celestial Group, Inc.*	1,253	17,843
J&J Snack Foods Corp.	543	18,782
Lance, Inc.	298	6,204
Lifeway Foods, Inc.*	191	1,528
Sanderson Farms, Inc.	606	22,755

Total Food Products		234,223
Gas Utilities – 0.0%
Chesapeake Utilities Corp.	233	7,102
Health Care Equipment & Supplies – 2.3%
Abaxis, Inc.*	459	7,913
Accuray, Inc.*	630	3,169
Align Technology, Inc.*	1,427	11,316
American Medical Systems Holdings, Inc.*	2,212	24,664
Analogic Corp.	460	14,729
Angiodynamics, Inc.*	601	6,755
Cantel Medical Corp.*	346	4,453
Cardiac Science Corp.*	717	2,158
Cooper Cos., Inc. (The)	613	16,208
Cryolife, Inc.*	824	4,268
Cutera, Inc.*	214	1,367
Cyberonics, Inc.*	412	5,467
Cynosure, Inc. Class A*	1,165	7,095
Greatbatch, Inc.*	299	5,786
ICU Medical, Inc.*	387	12,430
Invacare Corp.	1,101	17,649
IRIS International, Inc.*	353	4,070
Kensey Nash Corp.*	533	11,337
Medical Action Industries, Inc.*	556	4,609
Merit Medical Systems, Inc.*	685	8,364
Natus Medical, Inc.*	629	5,353
Neogen Corp.*	338	7,379
Palomar Medical Technologies, Inc.*	174	1,263
Quidel Corp.*	895	8,252
Rochester Medical Corp.*	111	1,223
Sirona Dental Systems, Inc.*	5,149	73,734
Somanetics Corp.*	333	5,055
SonoSite, Inc.*	362	6,473
SurModics, Inc.*	390	7,118
Symmetry Medical, Inc.*	532	3,357
Synovis Life Technologies, Inc.*	211	2,920
Vascular Solutions, Inc.*	126	771
Vnus Medical Technologies, Inc.*	388	8,253
Wright Medical Group, Inc.*	252	3,284
Zoll Medical Corp.*	729	10,468

Total Health Care Equipment & Supplies		318,710

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	45

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund

March 31, 2009

Investments	Shares	Value

Health Care Providers & Services – 3.6%
Air Methods Corp.*	580	$9,808
Alliance Healthcare Services, Inc.*	1,348	9,166
Almost Family, Inc.*	174	3,322
AMN Healthcare Services, Inc.*	2,609	13,306
Amsurg Corp.*	1,272	20,161
Assisted Living Concepts, Inc. Class A*	396	5,370
Bio-Reference Labs, Inc.*	358	7,486
Corvel Corp.*	688	13,911
Cross Country Healthcare, Inc.*	1,778	11,646
Hanger Orthopedic Group, Inc.*	800	10,600
Health Management Associates, Inc. Class A*	26,603	68,636
Healthways, Inc.*	3,057	26,810
inVentiv Health, Inc.*	2,528	20,628
IPC The Hospitalist Co., Inc.*	476	9,058
Kindred Healthcare, Inc.*	2,478	37,046
Landauer, Inc.	199	10,085
LHC Group, Inc.*	398	8,867
Medcath Corp.*	913	6,638
Molina Healthcare, Inc.*	2,113	40,189
MWI Veterinary Supply, Inc.*	499	14,212
National Healthcare Corp.	393	15,779
Odyssey HealthCare, Inc.*	1,024	9,933
RehabCare Group, Inc.*	711	12,400
Res-Care, Inc.*	1,986	28,916
Skilled Healthcare Group, Inc. Class A*	1,961	16,100
Sun Healthcare Group, Inc.*	4,427	37,364
Triple-S Management Corp. Class B*	1,858	22,891
U.S. Physical Therapy, Inc.*	580	5,614
Virtual Radiologic Corp.(a)	606	4,236

Total Health Care Providers & Services		500,178
Health Care Technology – 0.2%
Computer Programs & Systems, Inc.	322	10,713
Omnicell, Inc.*	1,117	8,735
Phase Forward, Inc.*	1,158	14,811

Total Health Care Technology		34,259
Hotels, Restaurants & Leisure – 4.4%
AFC Enterprises*	1,852	8,352
Ambassadors Group, Inc.	1,123	9,119
Ameristar Casinos, Inc.	3,989	50,182
BJ’s Restaurants, Inc.*	638	8,874
Bluegreen Corp.*	4,486	7,806
Bob Evans Farms, Inc.	1,829	41,006
Boyd Gaming Corp.(a)	3,478	12,973
Buffalo Wild Wings, Inc.*	536	19,607
California Pizza Kitchen, Inc.*	1,072	14,022
CEC Entertainment, Inc.*	1,331	34,446
Cheesecake Factory (The)*	3,869	44,300
Churchill Downs, Inc.	153	4,599
CKE Restaurants, Inc.	2,345	19,698
Cracker Barrel Old Country Store, Inc.	1,790	51,265
Denny’s Corp.*	6,639	11,087
Domino’s Pizza, Inc.*	6,743	44,167

Investments	Shares	Value

Dover Downs Gaming & Entertainment, Inc.	3,656	$11,224
Gaylord Entertainment Co.*	121	1,008
Life Time Fitness, Inc.*	3,766	47,301
Luby’s, Inc.*	304	1,493
Marcus Corp.	956	8,126
Monarch Casino & Resort, Inc.*	748	3,860
Papa John’s International, Inc.*	1,109	25,363
Peet’s Coffee & Tea, Inc.*	264	5,708
PF Chang’s China Bistro, Inc.*(a)	804	18,395
Red Robin Gourmet Burgers, Inc.*	1,076	18,970
Shuffle Master, Inc.*	1,488	4,270
Sonic Corp.*	2,952	29,579
Speedway Motorsports, Inc.	2,571	30,389
Texas Roadhouse, Inc. Class A*	2,988	28,476

Total Hotels, Restaurants & Leisure		615,665
Household Durables – 1.5%
American Greetings Corp. Class A	3,200	16,192
Blyth, Inc.*	1,082	28,273
Cavco Industries, Inc.*	74	1,746
CSS Industries, Inc.	616	10,472
Ethan Allen Interiors, Inc.	2,232	25,132
iRobot Corp.*(a)	990	7,524
National Presto Industries, Inc.	370	22,574
Sealy Corp.*	14,613	21,773
Tempur-Pedic International, Inc.(a)	9,726	71,000
Universal Electronics, Inc.*	640	11,584

Total Household Durables		216,270
Household Products – 0.3%
Central Garden And Pet Co. Class A*	3,236	24,335
WD-40 Co.	633	15,280

Total Household Products		39,615
Industrial Conglomerates – 0.4%
Otter Tail Corp.	850	18,743
Raven Industries, Inc.	730	15,169
Standex International Corp.	672	6,182
Tredegar Corp.	949	15,497

Total Industrial Conglomerates		55,591
Insurance – 4.9%
American Equity Investment Life Holding Co.	4,142	17,231
American Physicians Capital, Inc.	697	28,521
Amerisafe, Inc.*	1,650	25,278
Amtrust Financial Services, Inc.	6,477	61,855
Baldwin & Lyons, Inc. Class B	168	3,179
CNA Surety Corp.*	3,598	66,347
Crawford & Co. Class B*	1,452	9,757
Delphi Financial Group, Inc. Class A	4,301	57,891
Donegal Group, Inc. Class A	1,041	16,000
eHealth, Inc.*	1,566	25,072
EMC Insurance Group, Inc.	354	7,459
FBL Financial Group, Inc. Class A	4,299	17,841
First Mercury Financial Corp.*	1,666	24,057
Fpic Insurance Group, Inc.*	651	24,107

See Notes to Financial Statements.

46	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund

March 31, 2009

Investments	Shares	Value

Hallmark Financial Services, Inc.*	1,475	$10,222
Horace Mann Educators Corp.	3,578	29,948
Infinity Property & Casualty Corp.	744	25,244
Kansas City Life Insurance Co.	281	10,074
Meadowbrook Insurance Group, Inc.	3,093	18,867
National Interstate Corp.	707	11,955
National Western Life Insurance Co. Class A	187	21,131
PMA Capital Corp. Class A*	2,257	9,412
Presidential Life Corp.	1,590	12,386
Safety Insurance Group, Inc.	1,148	35,680
SeaBright Insurance Holdings, Inc.*	1,484	15,523
Tower Group, Inc.	1,723	42,437
United Fire & Casualty Co.	741	16,272
Universal Insurance Holdings, Inc.	11,475	43,146

Total Insurance		686,892
Internet & Catalog Retail – 0.6%
1-800-FLOWERS.COM, Inc. Class A*	3,731	7,723
Blue Nile, Inc.*(a)	352	10,613
NutriSystem, Inc.	2,517	35,918
PetMed Express, Inc.*	794	13,085
Shutterfly, Inc.*	528	4,947
Stamps.com, Inc.*	794	7,702

Total Internet & Catalog Retail		79,988
Internet Software & Services – 1.4%
Art Technology Group, Inc.*	306	780
AsiaInfo Holdings, Inc.*	897	15,114
Bankrate, Inc.*(a)	335	8,358
comScore, Inc.*	993	12,005
DealerTrack Holdings, Inc.*	355	4,651
Dice Holdings, Inc.*	3,735	10,383
DivX, Inc.*	1,215	6,111
Knot, Inc. (The)*	600	4,920
Liquidity Services, Inc.*	952	6,654
LoopNet, Inc.*(a)	1,720	10,458
ModusLink Global Solutions, Inc.*	1,710	4,429
NIC, Inc.	1,633	8,492
S1 Corp.*	1,846	9,507
SonicWALL, Inc.*	3,436	15,325
TechTarget, Inc.*	491	1,178
TheStreet.com, Inc.	1,100	2,167
United Online, Inc.	5,882	26,234
Valueclick, Inc.*	4,525	38,508
Vignette Corp.*	476	3,180
Vocus, Inc.*	193	2,565

Total Internet Software & Services		191,019
IT Services – 2.7%
Cass Information Systems, Inc.	329	10,670
Ciber, Inc.*	4,266	11,646
CSG Systems International, Inc.*	1,867	26,661
Cybersource Corp.*	96	1,422
Euronet Worldwide, Inc.*	2,501	32,663
ExlService Holdings, Inc.*	1,294	11,154
Forrester Research, Inc.*	582	11,966

Investments	Shares	Value

Global Cash Access Holdings, Inc.*	7,303	$27,897
Hackett Group, Inc. (The)*	4,166	8,415
Heartland Payment Systems, Inc.	1,443	9,538
iGate Corp.*	3,094	10,025
InfoGROUP, Inc.	2,557	10,637
Integral Systems, Inc./Md*	1,291	11,103
MAXIMUS, Inc.	937	37,349
NCI, Inc. Class A*	330	8,580
Ness Technologies, Inc.*	3,435	10,133
Sapient Corp.*	6,887	30,785
TeleTech Holdings, Inc.*	4,854	52,860
TNS, Inc.*	285	2,331
Wright Express Corp.*	3,160	57,575

Total IT Services		383,410
Leisure Equipment & Products – 0.6%
Callaway Golf Co.	3,627	26,042
Jakks Pacific, Inc.*	2,850	35,198
Marine Products Corp.	1,476	6,258
RC2 Corp.*	623	3,283
Steinway Musical Instruments*	610	7,302
Sturm Ruger & Co., Inc.*	152	1,874

Total Leisure Equipment & Products		79,957
Life Sciences Tools & Services – 0.7%
Affymetrix, Inc.*	4,708	15,395
Albany Molecular Research, Inc.*	972	9,166
Cambrex Corp.*	1,465	3,340
eResearch Technology, Inc.*	2,313	12,167
Kendle International, Inc.*	799	16,747
Parexel International Corp.*	4,411	42,919

Total Life Sciences Tools & Services		99,734
Machinery – 3.8%
Albany International Corp. Class A	320	2,896
Altra Holdings, Inc.*	2,128	8,257
American Railcar Industries, Inc.	1,744	13,307
Ampco-Pittsburgh Corp.	1,083	14,361
Badger Meter, Inc.(a)	469	13,549
Blount International, Inc.*	2,853	13,181
Cascade Corp.	814	14,351
Chart Industries, Inc.*	3,753	29,574
China Fire & Security Group, Inc.*(a)	1,979	15,555
CIRCOR International, Inc.	1,603	36,100
Colfax Corp.*	1,066	7,323
Columbus McKinnon Corp./NY*	1,862	16,237
Dynamic Materials Corp.	802	7,346
EnPro Industries, Inc.*	2,700	46,170
Federal Signal Corp.	3,462	18,245
Force Protection, Inc.*	5,038	24,182
Gorman-Rupp Co. (The)	586	11,603
Greenbrier Cos., Inc.	1,799	6,584
Hurco Cos., Inc.*	1,017	10,811
Kadant, Inc.*	1,096	12,626
K-Tron International, Inc.*	192	11,649
LB Foster Co. Class A*	474	11,769

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	47

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund

March 31, 2009

Investments	Shares	Value

Lindsay Corp.(a)	662	$17,874
Met-Pro Corp.	508	4,140
Middleby Corp.*	1,188	38,527
NACCO Industries, Inc. Class A	636	17,286
Oshkosh Corp.	5,833	39,314
RBC Bearings, Inc.*	1,125	17,190
Sauer-Danfoss, Inc.	5,232	12,766
Sun Hydraulics Corp.	922	13,470
Tennant Co.	1,137	10,654
Titan International, Inc.	1,680	8,450

Total Machinery		525,347
Marine – 0.3%
American Commercial Lines, Inc.*	6,249	19,809
Horizon Lines, Inc. Class A*	5,516	16,713
International Shipholding Corp.	307	6,039

Total Marine		42,561
Media – 2.1%
Arbitron, Inc.	2,051	30,785
Belo Corp. Class A	20,788	12,681
CKX, Inc.*	5,774	23,673
Dolan Media Co.*	1,311	10,318
Fisher Communications, Inc.	2,548	24,868
Harte-Hanks, Inc.	7,201	38,525
Journal Communications, Inc. Class A	1,760	1,320
Liberty Media Corp. – Capital Series A*	7,847	54,772
Live Nation, Inc.*	1,704	4,550
Martha Stewart Living Omnimedia Class A*	4,889	12,174
National CineMedia, Inc.	1,571	20,706
Outdoor Channel Holdings, Inc.*	157	1,071
Rentrak Corp.*	232	2,088
Scholastic Corp.	2,591	39,046
Sinclair Broadcast Group, Inc. Class A	9,930	10,228

Total Media		286,805
Metals & Mining – 1.8%
A.M. Castle & Co.	2,333	20,810
AMCOL International Corp.	1,586	23,536
Brush Engineered Materials, Inc.*	1,389	19,266
Coeur d’Alene Mines Corp.*	6,261	5,885
Haynes International, Inc.*	1,451	25,857
Horsehead Holding Corp.*	6,565	36,108
Kaiser Aluminum Corp.	1,757	40,622
Olympic Steel, Inc.	2,172	32,949
RTI International Metals, Inc.*	3,080	36,036
Stillwater Mining Co.*	2,607	9,646

Total Metals & Mining		250,715
Multiline Retail – 0.0%
Fred’s, Inc. Class A	574	6,475
Oil, Gas & Consumable Fuels – 4.8%
Atlas America, Inc.	802	7,017
ATP Oil & Gas Corp.*(a)	6,475	33,217
Berry Petroleum Co. Class A	13,562	148,639
Brigham Exploration Co.*	3,591	6,823

Investments	Shares	Value

Carrizo Oil & Gas, Inc.*	2,070	$18,382
Clayton Williams Energy, Inc.*	853	24,942
Copano Energy LLC	3,956	52,694
Crosstex Energy, Inc.	9,165	15,031
Delek US Holdings, Inc.	1,327	13,748
Enbridge Energy Management LLC*	844	24,451
GMX Resources, Inc.*	645	4,192
Gulfport Energy Corp.*	6,104	14,161
Harvest Natural Resources, Inc.*	7,942	26,923
Parallel Petroleum Corp.*	4,987	6,383
Patriot Coal Corp.*	5,701	21,151
Petroleum Development Corp.*	2,047	24,175
Petroquest Energy, Inc.*	4,417	10,601
Stone Energy Corp.*	13,812	45,994
Swift Energy Co.*	8,540	62,342
TXCO Resources, Inc.*	7,183	2,959
USEC, Inc.*(a)	5,022	24,106
Vaalco Energy, Inc.*	3,995	21,133
Warren Resources, Inc.*	10,833	10,400
Western Refining, Inc.	3,935	46,984

Total Oil, Gas & Consumable Fuels		666,448
Paper & Forest Products – 0.3%
Buckeye Technologies, Inc.*	6,306	13,432
Deltic Timber Corp.	59	2,325
Glatfelter Co.	1,725	10,764
Neenah Paper, Inc.	1,651	5,993
Schweitzer-Mauduit International, Inc.	405	7,476

Total Paper & Forest Products		39,990
Personal Products – 0.8%
Bare Escentuals, Inc.*	13,763	56,428
Elizabeth Arden, Inc.*	299	1,743
Inter Parfums, Inc.	2,089	12,179
Prestige Brands Holdings, Inc.*	2,313	11,982
Revlon, Inc. Class A*	3,684	9,136
USANA Health Sciences, Inc.*(a)	674	15,071

Total Personal Products		106,539
Pharmaceuticals – 0.6%
Caraco Pharmaceutical Laboratories Ltd.*	4,239	14,921
KV Pharmaceutical Co. Class A*	10,609	17,505
Matrixx Initiatives, Inc.*	417	6,839
Noven Pharmaceuticals, Inc.*	709	6,722
Obagi Medical Products, Inc.*	1,203	6,472
Pain Therapeutics, Inc.*	1,690	7,098
Par Pharmaceutical Cos., Inc.*	115	1,089
Questcor Pharmaceuticals, Inc.*	4,413	21,712
Vivus, Inc.*	838	3,620

Total Pharmaceuticals		85,978
Professional Services – 2.5%
Administaff, Inc.	1,534	32,413
Advisory Board Co. (The)*	729	12,087
Barrett Business Services, Inc.	604	5,810
CBIZ, Inc.*	2,205	15,369

See Notes to Financial Statements.

48	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund

March 31, 2009

Investments	Shares	Value

CDI Corp.	1,746	$16,971
CoStar Group, Inc.*	403	12,191
CRA International, Inc.*	376	7,099
Diamond Management & Technology Consultants, Inc.	1,019	2,598
Exponent, Inc.*	483	12,234
Heidrick & Struggles International, Inc.	1,215	21,554
Hill International, Inc.*	1,832	5,569
ICF International, Inc.*	812	18,652
Kelly Services, Inc. Class A	1,749	14,079
Kforce, Inc.*	2,470	17,364
Korn/Ferry International*	3,332	30,188
LECG Corp.*	709	1,801
MPS Group, Inc.*	6,508	38,723
On Assignment, Inc.*	2,158	5,848
School Specialty, Inc.*	1,181	20,774
Spherion Corp.*	7,160	14,893
TrueBlue, Inc.*	3,503	28,900
Volt Information Sciences, Inc.*	929	6,178
VSE Corp.	280	7,476

Total Professional Services		348,771
Real Estate Investment Trusts (REITs) – 2.0%
Acadia Realty Trust	968	10,271
Agree Realty Corp.	547	8,582
Brandywine Realty Trust	2,737	7,800
CBL & Associates Properties, Inc.(a)	1,993	4,704
Cedar Shopping Centers, Inc.	1,077	1,874
Colonial Properties Trust	333	1,269
Cousins Properties, Inc.(a)	309	1,990
Developers Diversified Realty Corp.(a)	15,547	33,115
DiamondRock Hospitality Co.	6,988	28,022
First Potomac Realty Trust	444	3,263
General Growth Properties, Inc.(a)	14,844	10,539
Getty Realty Corp.	838	15,377
Hersha Hospitality Trust	1,831	3,479
HRPT Properties Trust	6,554	20,907
Investors Real Estate Trust*	521	5,137
Kite Realty Group Trust	1,347	3,300
LaSalle Hotel Properties	1,377	8,042
LTC Properties, Inc.	907	15,909
Medical Properties Trust, Inc.	2,785	10,165
Mission West Properties, Inc.	527	3,373
National Health Investors, Inc.	1,217	32,701
Saul Centers, Inc.	381	8,752
Sovran Self Storage, Inc.	641	12,871
Sunstone Hotel Investors, Inc.	3,125	8,219
Universal Health Realty Income Trust	288	8,418
Urstadt Biddle Properties, Inc. Class A	660	8,857

Total Real Estate Investment Trusts (REITs)		276,936
Real Estate Management & Development – 0.1%
Consolidated-Tomoka Land Co.	196	5,821
Forestar Group, Inc.*	1,137	8,698
Tejon Ranch Co.*	107	2,212

Total Real Estate Management & Development		16,731

Investments	Shares	Value

Road & Rail – 0.2%
Celadon Group, Inc.*	618	$3,430
Marten Transport Ltd.*	539	10,069
Saia, Inc.*	540	6,453
Universal Truckload Services, Inc.*	603	8,647
USA Truck, Inc.*	84	1,086

Total Road & Rail		29,685
Semiconductors & Semiconductor Equipment – 3.1%
Advanced Energy Industries, Inc.*	1,256	9,458
ATMI, Inc.*	1,617	24,950
Cabot Microelectronics Corp.*	895	21,507
Cavium Networks, Inc.*	475	5,482
Cohu, Inc.	193	1,390
Diodes, Inc.*	4,338	46,026
Fairchild Semiconductor International, Inc.*	10,170	37,934
IXYS Corp.	1,424	11,477
Kopin Corp.*	722	1,675
Micrel, Inc.	2,718	19,135
Microtune, Inc.*	1,226	2,231
Monolithic Power Systems, Inc.*	1,287	19,949
NVE Corp.*	178	5,128
Omnivision Technologies, Inc.*	6,919	46,496
Pericom Semiconductor Corp.*	1,832	13,392
Power Integrations, Inc.	912	15,686
Semitool, Inc.*	1,047	2,911
Sigma Designs, Inc.*	4,384	54,537
Silicon Image, Inc.*	1,586	3,806
Standard Microsystems Corp.*	1,178	21,911
Supertex, Inc.*	453	10,464
Techwell, Inc.*	1,041	6,569
Teradyne, Inc.*	3,114	13,639
TriQuint Semiconductor, Inc.*	7,227	17,851
Ultratech, Inc.*	484	6,045
Volterra Semiconductor Corp.*	1,355	11,436

Total Semiconductors & Semiconductor Equipment		431,085
Software – 2.7%
Actuate Corp.*	3,940	12,056
Advent Software, Inc.*(a)	421	14,024
American Software, Inc. Class A	694	3,657
Blackbaud, Inc.	1,409	16,359
Commvault Systems, Inc.*	1,035	11,354
Double-Take Software, Inc.*	1,052	7,112
Epicor Software Corp.*	3,116	11,872
EPIQ Systems, Inc.*	444	8,005
FalconStor Software, Inc.*	1,208	2,887
i2 Technologies, Inc.*	804	6,352
Interactive Intelligence, Inc.*	1,047	9,486
JDA Software Group, Inc.*	1,097	12,670
Kenexa Corp.*	1,911	10,300
Lawson Software, Inc.*	1,885	8,011
Manhattan Associates, Inc.*	1,172	20,299
MicroStrategy, Inc. Class A*	752	25,711

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	49

Schedule of Investments (continued)

WisdomTree SmallCap Earnings Fund

March 31, 2009

Investments	Shares	Value

Monotype Imaging Holdings, Inc.*	1,679	$6,280
Net 1 UEPS Technologies, Inc.*	4,354	66,224
Opnet Technologies, Inc.*	103	893
Pegasystems, Inc.	449	8,338
PROS Holdings, Inc.*	1,014	4,715
Radiant Systems, Inc.*	2,121	9,354
Renaissance Learning, Inc.	740	6,638
SPSS, Inc.*	900	25,587
Synchronoss Technologies, Inc.*	933	11,439
TeleCommunication Systems, Inc. Class A*	1,236	11,334
Tyler Technologies, Inc.*	1,064	15,566
Ultimate Software Group, Inc.*	754	13,014
VASCO Data Security International, Inc.*	1,438	8,297
Wind River Systems, Inc.*	496	3,174

Total Software		371,008
Specialty Retail – 5.8%
America’s Car-Mart, Inc.*	881	11,973
AnnTaylor Stores Corp.*	3,656	19,011
Asbury Automotive Group, Inc.	5,056	21,791
bebe Stores, Inc.	4,655	31,049
Blockbuster, Inc. Class A*(a)	5,246	3,777
Brown Shoe Co., Inc.	2,028	7,605
Cabela’s, Inc.*	6,743	61,429
Cato Corp. (The) Class A	1,134	20,730
Charlotte Russe Holding, Inc.*	1,781	14,515
Chico’s FAS, Inc.*	133	714
Christopher & Banks Corp.	2,000	8,180
Citi Trends, Inc.*	628	14,375
Collective Brands, Inc.*	2,916	28,402
Conn’s, Inc.*	1,938	27,210
Dress Barn, Inc.*	4,330	53,216
DSW, Inc. Class A*(a)	1,955	18,162
Genesco, Inc.*	285	5,367
Group 1 Automotive, Inc.	1,638	22,883
hhgregg, Inc.*	2,529	35,785
Hibbett Sports, Inc.*	975	18,740
HOT Topic, Inc.*	1,262	14,122
J Crew Group, Inc.*(a)	4,280	56,410
Jo-Ann Stores, Inc.*	886	14,477
JOS A Bank Clothiers, Inc.*	1,142	31,759
Lumber Liquidators, Inc.*(a)	1,017	12,967
Men’s Wearhouse, Inc. (The)	3,031	45,889
Midas, Inc.*	789	6,249
Monro Muffler, Inc.	533	14,567
New York & Co., Inc.*	5,170	18,353
Office Depot, Inc.*	15,482	20,281
Rex Stores Corp.*	335	3,591
Shoe Carnival, Inc.*	580	6,003
Sonic Automotive, Inc. Class A	7,640	12,224
Stage Stores, Inc.	2,908	29,313
Syms Corp.*	51	312
Systemax, Inc.	3,659	47,274
Ulta Salon Cosmetics & Fragrance, Inc.*	1,598	10,579

Investments	Shares	Value

Wet Seal, Inc. (The) Class A*	8,167	$27,441
Zumiez, Inc.*	1,595	15,471

Total Specialty Retail		812,196
Textiles, Apparel & Luxury Goods – 2.3%
American Apparel, Inc.*	3,232	9,437
Cherokee, Inc.	540	8,424
G-III Apparel Group Ltd.*	1,383	7,634
Iconix Brand Group, Inc.*	4,366	38,639
Jones Apparel Group, Inc.	1,380	5,824
K-Swiss, Inc. Class A	760	6,490
Maidenform Brands, Inc.*	1,628	14,913
Movado Group, Inc.	4,347	32,776
Quiksilver, Inc.*	25,242	32,310
Skechers U.S.A., Inc. Class A*	4,323	28,834
Steven Madden Ltd.*	681	12,789
Timberland Co. Class A*	2,740	32,716
True Religion Apparel, Inc.*	2,018	23,833
UniFirst Corp.	1,289	35,886
Volcom, Inc.*(a)	2,058	19,963
Weyco Group, Inc.	382	9,901

Total Textiles, Apparel & Luxury Goods		320,369
Thrifts & Mortgage Finance – 0.7%
Bank Mutual Corp.	849	7,692
Berkshire Hills Bancorp, Inc.	421	9,649
Brookline Bancorp, Inc.	699	6,640
Clifton Savings Bancorp, Inc.	192	1,920
Dime Community Bancshares	1,419	13,310
ESSA Bancorp, Inc.	252	3,354
First Financial Holdings, Inc.	661	5,057
Flushing Financial Corp.	895	5,388
OceanFirst Financial Corp.	565	5,774
Ocwen Financial Corp.*	1,620	18,517
Provident New York Bancorp	1,150	9,833
Roma Financial Corp.	209	2,707
ViewPoint Financial Group	204	2,454
Westfield Financial, Inc.	495	4,356
WSFS Financial Corp.	342	7,647

Total Thrifts & Mortgage Finance		104,298
Tobacco – 0.1%
Alliance One International, Inc.*	3,234	12,419
Trading Companies & Distributors – 2.1%
Aceto Corp.	953	5,680
Beacon Roofing Supply, Inc.*	1,149	15,385
DXP Enterprises, Inc.*	956	9,875
H&E Equipment Services, Inc.*	4,969	32,547
Houston Wire & Cable Co.	1,727	13,384
Interline Brands, Inc.*	2,760	23,267
Kaman Corp.	1,259	15,788
Lawson Products, Inc.	83	1,010
Rush Enterprises, Inc. Class A*	2,451	21,863
TAL International Group, Inc.*	2,387	17,473
WESCO International, Inc.*	7,938	143,837

Total Trading Companies & Distributors		300,109

See Notes to Financial Statements.

50	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (concluded)

WisdomTree SmallCap Earnings Fund

March 31, 2009

Investments	Shares	Value

Water Utilities – 0.3%
American States Water Co.	493	$17,906
Middlesex Water Co.	441	6,350
SJW Corp.	471	11,978
Southwest Water Co.	721	3,100

Total Water Utilities		39,334
TOTAL COMMON STOCKS (Cost: $20,115,239)		13,907,437
SHORT-TERM INVESTMENT – 0.2%
MONEY MARKET FUND – 0.2%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $25,382)	25,382	25,382
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.1%
MONEY MARKET FUND – 4.1%
Dreyfus Institutional Preferred Money Market Fund, 0.59%(c) (Cost: $578,044)(d)	578,044	578,044
TOTAL INVESTMENTS IN SECURITIES – 104.0% (Cost: $20,718,665)		14,510,863
Liabilities in Excess of Cash and Other Assets – (4.0)%		(563,224)

NET ASSETS – 100.0%		$13,947,639
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2009.

(c)	Interest rates shown reflect yields as of March 31, 2009.

(d)	At March 31, 2009, the total market value of the Fund’s securities on loan was $556,133 and the total market value of the collateral held by the Fund was $578,044.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	51

Schedule of Investments

WisdomTree Earnings Top 100 Fund

March 31, 2009

Investments	Shares	Value

COMMON STOCKS – 99.6%
Advertising – 0.8%
Omnicom Group, Inc.	2,751	$64,373
Aerospace & Defense – 5.4%
Boeing Co.	1,939	68,990
General Dynamics Corp.	1,349	56,105
Honeywell International, Inc.	2,301	64,106
Northrop Grumman Corp.	1,586	69,213
Precision Castparts Corp.	1,315	78,768
Raytheon Co.	1,294	50,388
Rockwell Collins, Inc.	2,126	69,393

Total Aerospace & Defense		456,963
Capital Markets – 4.0%
Franklin Resources, Inc.	1,132	60,981
Goldman Sachs Group, Inc. (The)	1,952	206,951
TD Ameritrade Holding Corp.*	5,009	69,174

Total Capital Markets		337,106
Chemicals – 4.0%
Air Products & Chemicals, Inc.	1,380	77,625
Dow Chemical Co. (The)	4,466	37,648
E.I. Du Pont de Nemours & Co.	2,996	66,901
Mosaic Co. (The)	3,781	158,727

Total Chemicals		340,901
Communications Equipment – 4.2%
Corning, Inc.	27,237	361,435
Computers & Peripherals – 1.6%
Dell, Inc.*	6,807	64,530
International Business Machines Corp.	782	75,768

Total Computers & Peripherals		140,298
Consumer Finance – 1.0%
Capital One Financial Corp.	2,826	34,590
Discover Financial Services	8,542	53,900

Total Consumer Finance		88,490
Diversified Financial Services – 0.6%
NYSE Euronext	2,620	46,898
Diversified Telecommunication Services – 1.1%
Qwest Communications International, Inc.	28,109	96,133
Electric Utilities – 0.8%
Edison International	2,218	63,901
Electronic Equipment, Instruments & Components – 0.7%
Agilent Technologies, Inc.*	3,982	61,203
Energy Equipment & Services – 4.5%
Baker Hughes, Inc.	3,110	88,791
Diamond Offshore Drilling, Inc.	1,093	68,706
Halliburton Co.	4,084	63,179
National Oilwell Varco, Inc.*	3,615	103,787
Smith International, Inc.	2,890	62,077

Total Energy Equipment & Services		386,540

Investments	Shares	Value

Food Products – 1.0%
Archer-Daniels-Midland Co.	3,042	$84,507
Gas Utilities – 0.8%
Questar Corp.	2,323	68,366
Health Care Equipment & Supplies – 0.7%
Zimmer Holdings, Inc.*	1,748	63,802
Health Care Providers & Services – 6.2%
Aetna, Inc.	4,832	117,563
Cardinal Health, Inc.	2,115	66,580
Humana, Inc.*	2,832	73,858
McKesson Corp.	1,893	66,331
UnitedHealth Group, Inc.	4,074	85,269
WellPoint, Inc.*	3,097	117,593

Total Health Care Providers & Services		527,194
Household Durables – 0.6%
Fortune Brands, Inc.	2,109	51,776
Independent Power Producers & Energy Traders – 1.7%
AES Corp. (The)*	11,217	65,171
NRG Energy, Inc.*	4,499	79,182

Total Independent Power Producers & Energy Traders		144,353
Industrial Conglomerates – 0.5%
General Electric Co.	4,299	43,463
Insurance – 6.4%
Allstate Corp. (The)	3,623	69,381
Chubb Corp.	1,489	63,015
Loews Corp.	3,244	71,692
Metlife, Inc.	3,165	72,067
Prudential Financial, Inc.	5,647	107,406
Travelers Cos., Inc. (The)	1,924	78,191
Unum Group	6,396	79,950

Total Insurance		541,702
Internet Software & Services – 0.7%
eBay, Inc.*	4,935	61,984
Leisure Equipment & Products – 0.6%
Mattel, Inc.	4,710	54,306
Machinery – 7.2%
Caterpillar, Inc.	2,259	63,162
Cummins, Inc.	4,380	111,471
Deere & Co.	2,152	70,736
Dover Corp.	2,612	68,905
Eaton Corp.	2,288	84,336
Illinois Tool Works, Inc.	2,039	62,903
PACCAR, Inc.	2,578	66,409
Parker Hannifin Corp.	2,484	84,406

Total Machinery		612,328
Media – 6.2%
DISH Network Corp. Class A*	10,946	121,610
McGraw-Hill Cos., Inc. (The)	2,717	62,138

See Notes to Financial Statements.

52	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (concluded)

WisdomTree Earnings Top 100 Fund

March 31, 2009

Investments	Shares	Value

News Corp. Class A	18,957	$125,495
Time Warner Cable, Inc. Class A*	589	14,619
Time Warner, Inc.*	2,348	45,323
Viacom, Inc. Class B*	6,046	105,080
Walt Disney Co. (The)	2,884	52,373

Total Media		526,638
Metals & Mining – 7.0%
Alcoa, Inc.	12,595	92,447
Freeport-McMoRan Copper & Gold, Inc.	8,147	310,482
Nucor Corp.	2,526	96,418
Southern Copper Corp.	5,774	100,583

Total Metals & Mining		599,930
Multiline Retail – 0.7%
Target Corp.	1,852	63,690
Office Electronics – 0.8%
Xerox Corp.	14,891	67,754
Oil, Gas & Consumable Fuels – 20.3%
Anadarko Petroleum Corp.	2,022	78,636
Apache Corp.	1,578	101,134
Chesapeake Energy Corp.	6,346	108,263
Chevron Corp.	1,248	83,915
ConocoPhillips	2,845	111,410
Devon Energy Corp.	1,417	63,326
El Paso Corp.	15,472	96,700
EOG Resources, Inc.	974	53,336
Exxon Mobil Corp.	971	66,125
Hess Corp.	2,051	111,164
Marathon Oil Corp.	5,425	142,623
Murphy Oil Corp.	2,897	129,699
Noble Energy, Inc.	1,918	103,342
Occidental Petroleum Corp.	1,989	110,688
Peabody Energy Corp.	3,410	85,386
Spectra Energy Corp.	5,058	71,520
Valero Energy Corp.	7,520	134,608
Williams Cos., Inc. (The)	6,754	76,861

Total Oil, Gas & Consumable Fuels		1,728,736
Paper & Forest Products – 0.6%
International Paper Co.	7,641	53,793
Pharmaceuticals – 0.9%
Forest Laboratories, Inc.*	3,343	73,412
Road & Rail – 0.6%
CSX Corp.	1,838	47,512
Semiconductors & Semiconductor Equipment – 1.7%
Analog Devices, Inc.	3,437	66,231
Texas Instruments, Inc.	5,012	82,748

Total Semiconductors & Semiconductor Equipment		148,979
Software – 0.7%
Microsoft Corp.	3,430	63,009

Investments	Shares	Value

Specialty Retail – 2.3%
Best Buy Co., Inc.	3,528	$133,923
Gap, Inc. (The)	4,854	63,053

Total Specialty Retail		196,976
Textiles, Apparel & Luxury Goods – 1.6%
Coach, Inc.*	3,843	64,178
VF Corp.	1,284	73,329

Total Textiles, Apparel & Luxury Goods		137,507
Tobacco – 1.1%
Altria Group, Inc.	5,760	92,275
TOTAL COMMON STOCKS (Cost: $11,736,300)		8,498,233
SHORT-TERM INVESTMENT – 0.3%
MONEY MARKET FUND – 0.3%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(a) (Cost: $21,622)	21,622	21,622
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $11,757,922)		8,519,855
Other Assets in Excess of Liabilities – 0.1%		11,403

NET ASSETS – 100.0%		$8,531,258
*	Non-income producing security.

(a)	Rate shown represents annualized 7-day yield as of March 31, 2009.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	53

Schedule of Investments

WisdomTree Low P/E Fund

March 31, 2009

Investments	Shares	Value

COMMON STOCKS – 99.6%
Advertising – 0.3%
Omnicom Group, Inc.	2,424	$56,722
Aerospace & Defense – 3.2%
AAR Corp.*	316	3,963
BE Aerospace, Inc.*	1,552	13,456
Boeing Co.	5,950	211,701
Ceradyne, Inc.*	298	5,403
General Dynamics Corp.	2,652	110,297
Goodrich Corp.	1,138	43,119
Hexcel Corp.*	765	5,026
Honeywell International, Inc.	4,612	128,490
Ladish Co., Inc.*	123	893
Precision Castparts Corp.	1,105	66,189
Rockwell Collins, Inc.	1,155	37,699
Spirit Aerosystems Holdings, Inc. Class A*	2,088	20,817
Triumph Group, Inc.	138	5,272

Total Aerospace & Defense		652,325
Air Freight & Logistics – 0.0%
Atlas Air Worldwide Holdings, Inc.*	191	3,314
Pacer International, Inc.	468	1,638

Total Air Freight & Logistics		4,952
Airlines – 0.0%
Republic Airways Holdings, Inc.*	566	3,667
Skywest, Inc.	488	6,071

Total Airlines		9,738
Auto Components – 0.2%
Autoliv, Inc.	881	16,360
Exide Technologies*	771	2,313
Goodyear Tire & Rubber Co. (The)*	3,336	20,883
WABCO Holdings, Inc.	963	11,855

Total Auto Components		51,411
Automobiles – 0.2%
Harley-Davidson, Inc.(a)	2,900	38,831
Thor Industries, Inc.	455	7,107

Total Automobiles		45,938
Beverages – 0.6%
Coca-Cola Enterprises, Inc.	3,536	46,640
Dr. Pepper Snapple Group, Inc.*	1,649	27,885
Pepsi Bottling Group, Inc.	1,600	35,424
PepsiAmericas, Inc.	794	13,696

Total Beverages		123,645
Building Products – 0.1%
Ameron International Corp.	60	3,160
Apogee Enterprises, Inc.	332	3,645
Armstrong World Industries, Inc.	363	3,997
Gibraltar Industries, Inc.	211	996
NCI Building Systems, Inc.*	325	721

Total Building Products		12,519

Investments	Shares	Value

Capital Markets – 4.0%
Affiliated Managers Group, Inc.*	253	$10,553
Ameriprise Financial, Inc.	1,607	32,927
Apollo Investment Corp.	1,250	4,350
Federated Investors, Inc. Class B	717	15,960
Franklin Resources, Inc.	1,599	86,138
GFI Group, Inc.	1,577	5,062
Goldman Sachs Group, Inc. (The)	5,782	613,008
Hercules Technology Growth Capital, Inc.	462	2,310
Investment Technology Group, Inc.*	338	8,626
Janus Capital Group, Inc.	1,630	10,839
optionsXpress Holdings, Inc.	503	5,719
Prospect Capital Corp.	327	2,786
thinkorswim Group, Inc.*	768	6,636
Waddell & Reed Financial, Inc. Class A	636	11,493

Total Capital Markets		816,407
Chemicals – 3.6%
Albemarle Corp.	788	17,155
Ashland, Inc.	941	9,720
Celanese Corp. Series A	3,561	47,611
CF Industries Holdings, Inc.	806	57,331
Cytec Industries, Inc.	596	8,952
Dow Chemical Co. (The)	7,649	64,481
E.I. Du Pont de Nemours & Co.	6,775	151,286
Eastman Chemical Co.	882	23,638
Innophos Holdings, Inc.	642	7,242
Koppers Holdings, Inc.	181	2,628
Lubrizol Corp.	484	16,461
Mosaic Co. (The)	5,481	230,092
NewMarket Corp.	133	5,892
Olin Corp.	589	8,405
OM Group, Inc.*	695	13,427
Rockwood Holdings, Inc.*	833	6,614
RPM International, Inc.	1,110	14,130
Terra Industries, Inc.	2,046	57,472
W.R. Grace & Co.*	1,222	7,723

Total Chemicals		750,260
Commercial Banks – 0.0%
Old Second Bancorp, Inc.(a)	100	635
Sterling Financial Corp.	357	739
Wilshire Bancorp, Inc.	199	1,027

Total Commercial Banks		2,401
Commercial Services & Supplies – 0.4%
American Reprographics Co.*	594	2,103
ATC Technology Corp.*	190	2,128
Brink’s Co. (The)	509	13,468
Cenveo, Inc.*	502	1,631
Comfort Systems USA, Inc.	298	3,090
Deluxe Corp.	534	5,142
Ennis, Inc.	234	2,073
Herman Miller, Inc.	660	7,036
HNI Corp.	303	3,151

See Notes to Financial Statements.

54	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Low P/E Fund

March 31, 2009

Investments	Shares	Value

Interface, Inc. Class A	708	$2,117
Knoll, Inc.	585	3,586
M&F Worldwide Corp.*	284	3,326
R.R. Donnelley & Sons Co.	2,649	19,417
Steelcase, Inc. Class A	1,160	5,812
United Stationers, Inc.*	200	5,616

Total Commercial Services & Supplies		79,696
Communications Equipment – 2.7%
Airvana, Inc.*	1,187	6,944
Black Box Corp.	108	2,550
Brocade Communications Systems, Inc.*	3,376	11,647
Ciena Corp.*(a)	1,015	7,897
CommScope, Inc.*	637	7,236
Corning, Inc.	38,123	505,892
Harmonic, Inc.*	657	4,271
Plantronics, Inc.	357	4,309

Total Communications Equipment		550,746
Computers & Peripherals – 1.3%
Dell, Inc.*	14,879	141,053
Lexmark International, Inc. Class A*	728	12,281
NCR Corp.*	1,245	9,898
Teradata Corp.*	1,068	17,323
Western Digital Corp.*	5,121	99,040

Total Computers & Peripherals		279,595
Construction & Engineering – 0.2%
Dycom Industries, Inc.*	236	1,366
EMCOR Group, Inc.*	519	8,911
KBR, Inc.	1,087	15,012
MasTec, Inc.*	389	4,703
Michael Baker Corp.*	50	1,300
Northwest Pipe Co.*	49	1,395
Perini Corp.*	325	3,997

Total Construction & Engineering		36,684
Consumer Finance – 0.4%
Capital One Financial Corp.	3,532	43,232
Cash America International, Inc.	212	3,320
Credit Acceptance Corp.*(a)	268	5,759
Discover Financial Services	3,782	23,864
Student Loan Corp. (The)	159	6,907
World Acceptance Corp.*	167	2,856

Total Consumer Finance		85,938
Containers & Packaging – 0.4%
Crown Holdings, Inc.*	2,190	49,779
Greif, Inc. Class A	350	11,651
Owens-Illinois, Inc.*	1,181	17,054

Total Containers & Packaging		78,484
Diversified Consumer Services – 0.1%
Pre-Paid Legal Services, Inc.*(a)	94	2,729
Regis Corp.	352	5,086
Service Corp. International	3,018	10,533
Sotheby’s(a)	980	8,820

Investments	Shares	Value

Stewart Enterprises, Inc. Class A	845	$2,738

Total Diversified Consumer Services		29,906
Diversified Financial Services – 0.3%
Leucadia National Corp.*	1,879	27,978
NYSE Euronext	1,649	29,517

Total Diversified Financial Services		57,495
Diversified Telecommunication Services – 0.8%
Alaska Communications Systems Group, Inc.	943	6,318
CenturyTel, Inc.	892	25,083
Cincinnati Bell, Inc.*	2,599	5,978
Embarq Corp.	1,452	54,958
Qwest Communications International, Inc.	13,445	45,982
Windstream Corp.	3,441	27,734

Total Diversified Telecommunication Services		166,053
Electrical Equipment – 0.6%
Acuity Brands, Inc.	279	6,289
AZZ, Inc.*	90	2,375
Baldor Electric Co.	374	5,419
Belden, Inc.	388	4,854
Brady Corp. Class A	358	6,312
EnerSys*	532	6,448
General Cable Corp.*	815	16,153
GrafTech International Ltd.*	1,588	9,782
Hubbell, Inc. Class B	433	11,674
Polypore International, Inc.*	321	1,290
Regal-Beloit Corp.	238	7,292
Rockwell Automation, Inc.	1,163	25,400
Thomas & Betts Corp.*	505	12,635

Total Electrical Equipment		115,923
Electronic Equipment, Instruments & Components – 0.6%
Anixter International, Inc.*	573	18,153
Arrow Electronics, Inc.*	1,340	25,540
Avnet, Inc.*	1,658	29,032
Checkpoint Systems, Inc.*	344	3,086
Ingram Micro, Inc. Class A*	1,384	17,494
Methode Electronics, Inc.	322	1,153
Multi-Fineline Electronix, Inc.*	221	3,722
Newport Corp.*	263	1,162
Plexus Corp.*	305	4,215
Scansource, Inc.*	182	3,381
SYNNEX Corp.*	509	10,012
Tech Data Corp.*	408	8,886
TTM Technologies, Inc.*	513	2,975

Total Electronic Equipment, Instruments & Components		128,811
Energy Equipment & Services – 4.3%
Allis-Chalmers Energy, Inc.*	615	1,187
Atwood Oceanics, Inc.*	893	14,815
Baker Hughes, Inc.	3,329	95,043
Basic Energy Services, Inc.*	418	2,704
BJ Services Co.	3,327	33,104

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	55

Schedule of Investments (continued)

WisdomTree Low P/E Fund

March 31, 2009

Investments	Shares	Value

Bristow Group, Inc.*	221	$4,736
Cal Dive International, Inc.*	877	5,937
Cameron International Corp.*	1,821	39,935
Complete Production Services, Inc.*	1,313	4,044
Diamond Offshore Drilling, Inc.	1,213	76,249
Dresser-Rand Group, Inc.*	608	13,437
Dril-Quip, Inc.*	353	10,837
ENSCO International, Inc.	2,421	63,914
Exterran Holdings, Inc.*	465	7,449
Gulf Island Fabrication, Inc.	202	1,618
Gulfmark Offshore, Inc.*	310	7,397
Halliburton Co.	6,588	101,916
Helix Energy Solutions Group, Inc.*	2,597	13,349
Helmerich & Payne, Inc.	1,311	29,851
Hercules Offshore, Inc.*	1,016	1,605
Hornbeck Offshore Services, Inc.*	398	6,066
ION Geophysical Corp.*	1,401	2,186
Key Energy Services, Inc.*	2,114	6,088
National Oilwell Varco, Inc.*	4,634	133,042
Oceaneering International, Inc.*	438	16,149
Oil States International, Inc.*	875	11,743
Parker Drilling Co.*	1,950	3,588
Patterson-UTI Energy, Inc.	2,048	18,350
Pioneer Drilling Co.*	779	2,555
Pride International, Inc.*	2,193	39,430
Rowan Cos., Inc.	1,740	20,828
Smith International, Inc.	1,923	41,306
Superior Energy Services, Inc.*	1,253	16,151
Superior Well Services, Inc.*	252	1,293
Tidewater, Inc.	535	19,865
Unit Corp.*	809	16,924

Total Energy Equipment & Services		884,691
Food & Staples Retailing – 0.2%
Andersons, Inc. (The)	311	4,397
Ingles Markets, Inc. Class A	187	2,792
SUPERVALU, Inc.	2,663	38,028

Total Food & Staples Retailing		45,217
Food Products – 0.8%
Archer-Daniels-Midland Co.	5,290	146,956
Cal-Maine Foods, Inc.	346	7,747
Corn Products International, Inc.	548	11,618
Darling International, Inc.*	1,124	4,170

Total Food Products		170,491
Gas Utilities – 0.4%
Energen Corp.	743	21,644
Oneok, Inc.	799	18,081
Questar Corp.	1,296	38,141

Total Gas Utilities		77,866
Health Care Equipment & Supplies – 0.4%
Kinetic Concepts, Inc.*	646	13,644
Sirona Dental Systems, Inc.*	526	7,532

Investments	Shares	Value

Zimmer Holdings, Inc.*	1,457	$53,180

Total Health Care Equipment & Supplies		74,356
Health Care Providers & Services – 3.7%
Aetna, Inc.	4,309	104,838
AMERIGROUP Corp.*	322	8,868
AMN Healthcare Services, Inc.*	277	1,413
Cigna Corp.	3,685	64,819
Coventry Health Care, Inc.*	2,216	28,675
Gentiva Health Services, Inc.*	165	2,508
Health Management Associates, Inc. Class A*	2,782	7,178
Health Net, Inc.*	1,316	19,056
Healthspring, Inc.*	359	3,005
Healthways, Inc.*	343	3,008
Humana, Inc.*	1,316	34,321
inVentiv Health, Inc.*	277	2,260
Kindred Healthcare, Inc.*	279	4,171
LifePoint Hospitals, Inc.*	366	7,635
Lincare Holdings, Inc.*	575	12,535
McKesson Corp.	1,787	62,616
Res-Care, Inc.*	188	2,737
Sun Healthcare Group, Inc.*	481	4,060
Triple-S Management Corp. Class B*	198	2,439
UnitedHealth Group, Inc.	9,047	189,354
Universal American Corp.*	653	5,531
WellPoint, Inc.*	4,983	189,204

Total Health Care Providers & Services		760,231
Health Care Technology – 0.1%
Eclipsys Corp.*	486	4,928
HLTH Corp.*	1,324	13,703

Total Health Care Technology		18,631
Hotels, Restaurants & Leisure – 0.6%
Ameristar Casinos, Inc.	437	5,497
Bally Technologies, Inc.*	321	5,913
Bob Evans Farms, Inc.	185	4,148
CEC Entertainment, Inc.*	142	3,675
Cheesecake Factory (The)*	411	4,706
Cracker Barrel Old Country Store, Inc.	190	5,441
Darden Restaurants, Inc.	783	26,825
Domino’s Pizza, Inc.*	747	4,893
Life Time Fitness, Inc.*	421	5,288
MGM Mirage*(a)	1,511	3,521
Sonic Corp.*	324	3,246
Speedway Motorsports, Inc.	245	2,896
Starwood Hotels & Resorts Worldwide, Inc.	1,580	20,066
Vail Resorts, Inc.*	251	5,128
Wyndham Worldwide Corp.	3,394	14,255

Total Hotels, Restaurants & Leisure		115,498
Household Durables – 0.6%
Black & Decker Corp.	627	19,788
Blyth, Inc.*	117	3,057
Ethan Allen Interiors, Inc.	198	2,229
Fortune Brands, Inc.	1,178	28,920

See Notes to Financial Statements.

56	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Low P/E Fund

March 31, 2009

Investments	Shares	Value

Harman International Industries, Inc.	373	$5,047
Sealy Corp.*	1,362	2,029
Snap-On, Inc.	377	9,463
Stanley Works (The)	615	17,909
Tempur-Pedic International, Inc.(a)	926	6,760
Tupperware Brands Corp.	490	8,325
Whirlpool Corp.	750	22,193

Total Household Durables		125,720
Household Products – 0.1%
Energizer Holdings, Inc.*	434	21,565
Independent Power Producers & Energy Traders – 0.5%
AES Corp. (The)*	5,577	32,402
Mirant Corp.*	1,898	21,637
NRG Energy, Inc.*	2,388	42,029

Total Independent Power Producers & Energy Traders		96,068
Industrial Conglomerates – 3.9%
Carlisle Cos., Inc.	535	10,502
General Electric Co.	74,556	753,761
Seaboard Corp.	10	10,100
Textron, Inc.	3,855	22,128

Total Industrial Conglomerates		796,491
Insurance – 5.1%
Allstate Corp. (The)	4,492	86,022
American Equity Investment Life Holding Co.	434	1,805
American Financial Group, Inc.	1,062	17,045
American Physicians Capital, Inc.	77	3,151
Amerisafe, Inc.*	142	2,175
Amtrust Financial Services, Inc.	705	6,733
Assurant, Inc.	1,390	30,274
Chubb Corp.	2,640	111,725
CNA Financial Corp.	3,037	27,819
CNA Surety Corp.*	362	6,675
Delphi Financial Group, Inc. Class A	470	6,326
eHealth, Inc.*	171	2,738
Employers Holdings, Inc.	475	4,531
FBL Financial Group, Inc. Class A	434	1,801
First Mercury Financial Corp.*	164	2,368
Fpic Insurance Group, Inc.*	68	2,518
HCC Insurance Holdings, Inc.	769	19,371
Horace Mann Educators Corp.	396	3,314
Lincoln National Corp.	3,953	26,446
Loews Corp.	3,849	85,063
Metlife, Inc.	6,358	144,772
Principal Financial Group, Inc.	2,868	23,460
Prudential Financial, Inc.	5,034	95,747
Reinsurance Group of America, Inc.*	802	25,977
Safety Insurance Group, Inc.	108	3,357
SeaBright Insurance Holdings, Inc.*	136	1,423
StanCorp Financial Group, Inc.	401	9,135
Torchmark Corp.	746	19,568

Investments	Shares	Value

Tower Group, Inc.	177	$4,359
Transatlantic Holdings, Inc.	622	22,187
Travelers Cos., Inc. (The)	4,728	192,146
Unum Group	2,929	36,612
W.R. Berkley Corp.	1,207	27,218

Total Insurance		1,053,861
Internet & Catalog Retail – 0.1%
Expedia, Inc.*	2,305	20,929
NutriSystem, Inc.	266	3,796

Total Internet & Catalog Retail		24,725
Internet Software & Services – 0.6%
Earthlink, Inc.*	1,889	12,411
eBay, Inc.*	8,279	103,984
SonicWALL, Inc.*	513	2,288

Total Internet Software & Services		118,683
IT Services – 0.7%
Broadridge Financial Solutions, Inc.	974	18,126
Ciber, Inc.*	463	1,264
Computer Sciences Corp.*	1,779	65,538
DST Systems, Inc.*	404	13,987
SAIC, Inc.*	1,410	26,325
TeleTech Holdings, Inc.*	551	6,000
Wright Express Corp.*	335	6,104

Total IT Services		137,344
Leisure Equipment & Products – 0.2%
Jakks Pacific, Inc.*	279	3,446
Mattel, Inc.	2,302	26,542
Polaris Industries, Inc.	275	5,896

Total Leisure Equipment & Products		35,884
Life Sciences Tools & Services – 0.1%
Charles River Laboratories International, Inc.*	420	11,428
Parexel International Corp.*	460	4,476

Total Life Sciences Tools & Services		15,904
Machinery – 4.2%
Actuant Corp. Class A	459	4,741
AGCO Corp.*	999	19,580
Altra Holdings, Inc.*	235	912
Barnes Group, Inc.	514	5,495
Bucyrus International, Inc.	651	9,882
Cascade Corp.	85	1,499
Caterpillar, Inc.	5,587	156,213
Chart Industries, Inc.*	386	3,042
CIRCOR International, Inc.	173	3,896
Columbus McKinnon Corp./NY*	203	1,770
Crane Co.	662	11,175
Cummins, Inc.	2,168	55,176
Deere & Co.	3,197	105,085
Dover Corp.	1,404	37,038
Dynamic Materials Corp.	85	779
Eaton Corp.	1,674	61,704
EnPro Industries, Inc.*	263	4,497

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	57

Schedule of Investments (continued)

WisdomTree Low P/E Fund

March 31, 2009

Investments	Shares	Value

Federal Signal Corp.	361	$1,903
Flowserve Corp.	502	28,172
Force Protection, Inc.*	485	2,328
Gardner Denver, Inc.*	498	10,827
Graco, Inc.	406	6,930
Harsco Corp.	691	15,319
Joy Global, Inc.	837	17,828
Kennametal, Inc.	565	9,159
Lincoln Electric Holdings, Inc.	312	9,887
Manitowoc Co., Inc. (The)	1,930	6,311
Middleby Corp.*	129	4,183
Mueller Industries, Inc.	287	6,225
NACCO Industries, Inc. Class A	69	1,875
Navistar International Corp.*	983	32,891
Oshkosh Corp.	561	3,781
PACCAR, Inc.	2,606	67,131
Parker Hannifin Corp.	1,640	55,727
Robbins & Myers, Inc.	287	4,354
Sauer-Danfoss, Inc.	528	1,288
SPX Corp.	640	30,086
Sun Hydraulics Corp.	97	1,417
Terex Corp.*	2,404	22,237
Timken Co.	1,343	18,748
Toro Co.	238	5,755
Trinity Industries, Inc.	1,276	11,663

Total Machinery		858,509
Marine – 0.0%
American Commercial Lines, Inc.*	667	2,114
Kirby Corp.*	359	9,564

Total Marine		11,678
Media – 3.2%
Clear Channel Outdoor Holdings, Inc. Class A*	3,153	11,571
DISH Network Corp. Class A*	5,307	58,961
Gannett Co., Inc.(a)	3,138	6,904
Harte-Hanks, Inc.	782	4,184
Interpublic Group of Cos., Inc.*	3,637	14,984
Liberty Media Corp. – Capital Series A*	799	5,577
Meredith Corp.	453	7,538
News Corp. Class A	37,200	246,264
Scholastic Corp.	244	3,677
Sinclair Broadcast Group, Inc. Class A	1,077	1,109
Time Warner Cable, Inc. Class A*	1,912	47,418
Time Warner, Inc.*	7,619	147,047
Viacom, Inc. Class B*	5,595	97,241

Total Media		652,475
Metals & Mining – 3.9%
A.M. Castle & Co.	219	1,954
Alcoa, Inc.	11,133	81,716
Allegheny Technologies, Inc.	1,481	32,478
Brush Engineered Materials, Inc.*	162	2,247
Carpenter Technology Corp.	439	6,199
Cliffs Natural Resources, Inc.	1,259	22,864

Investments	Shares	Value

Commercial Metals Co.	1,050	$12,128
Freeport-McMoRan Copper & Gold, Inc.	7,981	304,156
Haynes International, Inc.*	179	3,190
Kaiser Aluminum Corp.	170	3,930
Nucor Corp.	2,993	114,243
Reliance Steel & Aluminum Co.	1,397	36,783
RTI International Metals, Inc.*	326	3,814
Schnitzer Steel Industries, Inc. Class A	429	13,466
Southern Copper Corp.(a)	7,500	130,650
Steel Dynamics, Inc.	3,377	29,751
Titanium Metals Corp.	1,286	7,034
Worthington Industries, Inc.	733	6,384

Total Metals & Mining		812,987
Multiline Retail – 0.7%
Big Lots, Inc.*	631	13,112
J.C. Penney Co., Inc.	2,113	42,408
Macy’s, Inc.	4,420	39,338
Nordstrom, Inc.(a)	2,493	41,758

Total Multiline Retail		136,616
Multi-Utilities – 0.1%
Centerpoint Energy, Inc.	2,561	26,711
Office Electronics – 0.2%
Xerox Corp.	8,994	40,923
Oil, Gas & Consumable Fuels – 37.8%
Alpha Natural Resources, Inc.*	621	11,023
Anadarko Petroleum Corp.	3,872	150,582
Apache Corp.	3,996	256,104
Arch Coal, Inc.	1,485	19,854
Atlas Energy Resources LLC	694	7,322
ATP Oil & Gas Corp.*(a)	696	3,570
Berry Petroleum Co. Class A	1,459	15,991
Chesapeake Energy Corp.	6,483	110,600
Chevron Corp.	21,002	1,412,174
Cimarex Energy Co.	632	11,616
ConocoPhillips	22,722	889,794
Copano Energy LLC	421	5,608
Denbury Resources, Inc.*	3,055	45,397
Devon Energy Corp.	4,524	202,178
El Paso Corp.	7,988	49,925
Encore Acquisition Co.*	582	13,543
Exxon Mobil Corp.	41,470	2,824,107
Forest Oil Corp.*	1,519	19,975
Frontier Oil Corp.	1,071	13,698
Gulfport Energy Corp.*	661	1,534
Harvest Natural Resources, Inc.*	798	2,705
Hess Corp.	3,879	210,242
Holly Corp.	380	8,056
Marathon Oil Corp.	10,066	264,635
Mariner Energy, Inc.*	2,107	16,329
Massey Energy Co.	845	8,551
Murphy Oil Corp.	2,431	108,836
Newfield Exploration Co.*	1,190	27,013

See Notes to Financial Statements.

58	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree Low P/E Fund

March 31, 2009

Investments	Shares	Value

Noble Energy, Inc.	1,731	$93,266
Occidental Petroleum Corp.	8,698	484,044
Overseas Shipholding Group, Inc.	597	13,534
Peabody Energy Corp.	2,278	57,041
Petroleum Development Corp.*	208	2,456
Petroquest Energy, Inc.*	551	1,322
Pioneer Natural Resources Co.	1,312	21,609
Plains Exploration & Production Co.*	2,674	46,073
Southern Union Co.	1,033	15,722
Spectra Energy Corp.	5,022	71,011
St. Mary Land & Exploration Co.	672	8,891
Stone Energy Corp.*	1,400	4,662
Sunoco, Inc.	907	24,017
Swift Energy Co.*	835	6,096
Valero Energy Corp.	6,871	122,991
W&T Offshore, Inc.	1,637	10,068
Walter Industries, Inc.	556	12,716
Whiting Petroleum Corp.*	547	14,140
Williams Cos., Inc. (The)	6,335	72,092

Total Oil, Gas & Consumable Fuels		7,792,713
Paper & Forest Products – 0.1%
International Paper Co.	4,063	28,603
Personal Products – 0.1%
Bare Escentuals, Inc.*	1,505	6,171
Inter Parfums, Inc.	229	1,335
NBTY, Inc.*	676	9,518

Total Personal Products		17,024
Pharmaceuticals – 0.5%
Forest Laboratories, Inc.*	2,368	52,001
King Pharmaceuticals, Inc.*	1,447	10,230
KV Pharmaceutical Co. Class A*	1,169	1,929
Sepracor, Inc.*	2,395	35,111

Total Pharmaceuticals		99,271
Professional Services – 0.2%
Administaff, Inc.	167	3,529
Heidrick & Struggles International, Inc.	129	2,288
ICF International, Inc.*	72	1,654
Kforce, Inc.*	259	1,821
Korn/Ferry International*	361	3,271
Manpower, Inc.	786	24,783
Monster Worldwide, Inc.*	849	6,919
MPS Group, Inc.*	651	3,873
School Specialty, Inc.*	124	2,181
TrueBlue, Inc.*	381	3,143

Total Professional Services		53,462
Real Estate Investment Trusts (REITs) – 0.2%
Developers Diversified Realty Corp.	1,688	3,595
DiamondRock Hospitality Co.	674	2,703
Entertainment Properties Trust	198	3,121
Hospitality Properties Trust	582	6,984
Host Hotels & Resorts, Inc.	3,796	14,880
SL Green Realty Corp.	501	5,411

Investments	Shares	Value

Sunstone Hotel Investors, Inc.	364	$957

Total Real Estate Investment Trusts (REITs)		37,651
Real Estate Management & Development – 0.1%
CB Richard Ellis Group, Inc. Class A*	2,666	10,744
Jones Lang LaSalle, Inc.	323	7,513

Total Real Estate Management & Development		18,257
Road & Rail – 0.0%
Ryder System, Inc.	399	11,296
Semiconductors & Semiconductor Equipment – 1.5%
ATMI, Inc.*	178	2,747
Fairchild Semiconductor International, Inc.*	1,077	4,017
Intersil Corp. Class A	1,161	13,351
Lam Research Corp.*	830	18,899
MEMC Electronic Materials, Inc.*	2,651	43,715
National Semiconductor Corp.	1,845	18,948
Omnivision Technologies, Inc.*	766	5,148
ON Semiconductor Corp.*	3,090	12,051
PMC – Sierra, Inc.*	1,500	9,570
Sigma Designs, Inc.*	456	5,673
Skyworks Solutions, Inc.*	1,290	10,397
Texas Instruments, Inc.	10,119	167,065

Total Semiconductors & Semiconductor Equipment		311,581
Software – 0.1%
Cadence Design Systems, Inc.*	3,548	14,901
Fair Isaac Corp.	368	5,178
Net 1 UEPS Technologies, Inc.*	475	7,225
Take-Two Interactive Software, Inc.*	571	4,768

Total Software		32,072
Specialty Retail – 1.7%
Abercrombie & Fitch Co. Class A	1,184	28,179
Aeropostale, Inc.*	503	13,360
American Eagle Outfitters, Inc.	1,803	22,069
AnnTaylor Stores Corp.*	416	2,163
Barnes & Noble, Inc.	429	9,172
Best Buy Co., Inc.	3,008	114,184
Buckle, Inc. (The)	297	9,483
Cabela’s, Inc.*	728	6,632
Collective Brands, Inc.*	311	3,029
Dress Barn, Inc.*	462	5,678
Guess ?, Inc.	890	18,761
Gymboree Corp.*	243	5,188
J Crew Group, Inc.*(a)	420	5,536
JOS A Bank Clothiers, Inc.*	125	3,476
Ltd. Brands, Inc.	3,583	31,172
Men’s Wearhouse, Inc. (The)	332	5,027
Office Depot, Inc.*	1,702	2,230
Penske Auto Group, Inc.	1,073	10,011
RadioShack Corp.	1,210	10,370
Stage Stores, Inc.	318	3,205
Systemax, Inc.	399	5,155
Tiffany & Co.	773	16,666

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	59

Schedule of Investments (concluded)

WisdomTree Low P/E Fund

March 31, 2009

Investments	Shares	Value

Wet Seal, Inc. (The) Class A*	879	$2,953
Williams-Sonoma, Inc.	1,335	13,457

Total Specialty Retail		347,156
Textiles, Apparel & Luxury Goods – 0.8%
Coach, Inc.*	2,245	37,492
Columbia Sportswear Co.	214	6,403
Fossil, Inc.*	638	10,017
Hanesbrands, Inc.*	782	7,484
Iconix Brand Group, Inc.*	471	4,168
Maidenform Brands, Inc.*	167	1,530
Movado Group, Inc.	386	2,910
Phillips-Van Heusen Corp.	516	11,703
Polo Ralph Lauren Corp.	637	26,913
Skechers U.S.A., Inc. Class A*	434	2,895
True Religion Apparel, Inc.*	211	2,492
UniFirst Corp.	130	3,619
VF Corp.	737	42,090
Volcom, Inc.*(a)	245	2,376

Total Textiles, Apparel & Luxury Goods		162,092
Tobacco – 1.4%
Altria Group, Inc.	17,744	284,259
Universal Corp.	199	5,954

Total Tobacco		290,213
Trading Companies & Distributors – 0.2%
Applied Industrial Technologies, Inc.	317	5,348
GATX Corp.	451	9,124
H&E Equipment Services, Inc.*	541	3,543
Interline Brands, Inc.*	313	2,639
RSC Holdings, Inc.*(a)	1,159	6,096
Rush Enterprises, Inc. Class A*	233	2,078
TAL International Group, Inc.*	255	1,867
WESCO International, Inc.*	817	14,804

Total Trading Companies & Distributors		45,499
Wireless Telecommunication Services – 0.2%
NII Holdings, Inc.*	1,688	25,320
Syniverse Holdings, Inc.*	510	8,038

Total Wireless Telecommunication Services		33,358
TOTAL COMMON STOCKS (Cost: $27,928,676)		20,529,022
SHORT-TERM INVESTMENT – 0.2%
MONEY MARKET FUND – 0.2%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $35,589)	35,589	35,589
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%
MONEY MARKET FUND – 1.2%
Dreyfus Institutional Preferred Money Market Fund, 0.59%(c) (Cost: $241,019)(d)	241,019	241,019

Investments	Value

TOTAL INVESTMENTS IN SECURITIES – 101.0% (Cost: $28,205,284)	$20,805,630
Liabilities in Excess of Other Assets – (1.0)%	(198,744)

NET ASSETS—100.0%	$20,606,886
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2009.

(c)	Interest rates shown reflect yields as of March 31, 2009.

(d)	At March 31, 2009, the total market value of the Fund’s securities on loan was $232,280 and the total market value of the collateral held by the Fund was $241,019.

See Notes to Financial Statements.

60	WisdomTree Domestic and International Earnings Funds

Schedule of Investments

WisdomTree LargeCap Growth Fund

March 31, 2009

Investments	Shares	Value

COMMON STOCKS – 99.8%
Aerospace & Defense – 2.8%
Alliant Techsystems, Inc.*	133	$8,908
BE Aerospace, Inc.*	293	2,540
Curtiss-Wright Corp.	161	4,516
Esterline Technologies Corp.*	98	1,979
Honeywell International, Inc.	3,586	99,906
L-3 Communications Holdings, Inc.	445	30,171
Orbital Sciences Corp.*	161	1,914
Precision Castparts Corp.	573	34,323
Raytheon Co.	1,758	68,457
Teledyne Technologies, Inc.*	140	3,735

Total Aerospace & Defense		256,449
Auto Components – 0.0%
Tenneco, Inc.*	112	183
Beverages – 3.5%
Coca-Cola Co. (The)	6,988	307,122
Hansen Natural Corp.*	293	10,548

Total Beverages		317,670
Biotechnology – 2.2%
Biogen Idec, Inc.*	759	39,787
Celgene Corp.*	237	10,523
Genzyme Corp.*	608	36,109
Gilead Sciences, Inc.*	2,148	99,494
OSI Pharmaceuticals, Inc.*	189	7,231
United Therapeutics Corp.*	28	1,851

Total Biotechnology		194,995
Capital Markets – 4.5%
Bank of New York Mellon Corp. (The)	4,735	133,763
BlackRock, Inc.	377	49,025
Eaton Vance Corp.	640	14,624
Federated Investors, Inc. Class B	377	8,392
Greenhill & Co., Inc.	112	8,271
Investment Technology Group, Inc.*	154	3,930
Janus Capital Group, Inc.	587	3,904
Northern Trust Corp.	978	58,504
State Street Corp.	1,886	58,051
T. Rowe Price Group, Inc.	866	24,993
TD Ameritrade Holding Corp.*	3,090	42,673
Waddell & Reed Financial, Inc. Class A	251	4,536

Total Capital Markets		410,666
Chemicals – 4.2%
Air Products & Chemicals, Inc.	745	41,906
Airgas, Inc.	300	10,143
Celanese Corp. Series A	880	11,766
CF Industries Holdings, Inc.	230	16,360
FMC Corp.	377	16,264
Monsanto Co.*	985	81,853
Mosaic Co. (The)	887	37,236
Olin Corp.	321	4,581
OM Group, Inc.*	161	3,111
Praxair, Inc.	894	60,157

Investments	Shares	Value

Rohm & Haas Co.	894	$70,482
Sigma-Aldrich Corp.	335	12,660
Terra Industries, Inc.	503	14,129

Total Chemicals		380,648
Commercial Banks – 0.0%
SVB Financial Group*	210	4,202
Commercial Services & Supplies – 0.3%
Brink’s Co. (The)	147	3,890
Copart, Inc.*	244	7,237
Covanta Holding Corp.*	384	5,027
Stericycle, Inc.*	168	8,018

Total Commercial Services & Supplies		24,172
Communications Equipment – 0.4%
Ciena Corp.*	216	1,680
Harris Corp.	587	16,988
Juniper Networks, Inc.*	943	14,202

Total Communications Equipment		32,870
Computers & Peripherals – 13.8%
Apple, Inc.*	1,837	193,105
EMC Corp.*	7,000	79,800
Hewlett-Packard Co.	11,063	354,680
International Business Machines Corp.	6,106	591,611
Western Digital Corp.*	1,809	34,986

Total Computers & Peripherals		1,254,182
Construction & Engineering – 0.3%
Fluor Corp.	489	16,895
Jacobs Engineering Group, Inc.*	279	10,786

Total Construction & Engineering		27,681
Containers & Packaging – 0.4%
Aptargroup, Inc.	244	7,598
Ball Corp.	566	24,565
Greif, Inc. Class A	224	7,457

Total Containers & Packaging		39,620
Distributors – 0.0%
LKQ Corp.*	189	2,697
Diversified Consumer Services – 0.3%
Brink’s Home Security Holdings, Inc.*	147	3,322
DeVry, Inc.	175	8,432
Service Corp. International	894	3,120
Sotheby’s	608	5,472
Strayer Education, Inc.	28	5,036

Total Diversified Consumer Services		25,382
Diversified Financial Services – 0.3%
IntercontinentalExchange, Inc.*	119	8,862
Leucadia National Corp.*	622	9,261
NASDAQ OMX Group (The)*	251	4,915

Total Diversified Financial Services		23,038
Diversified Telecommunication Services – 5.3%
AT&T, Inc.	19,307	486,536

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	61

Schedule of Investments (continued)

WisdomTree LargeCap Growth Fund

March 31, 2009

Investments	Shares	Value

Electric Utilities – 1.2%
Exelon Corp.	2,091	$94,910
ITC Holdings Corp.	91	3,969
NV Energy, Inc.	1,027	9,644

Total Electric Utilities		108,523
Electrical Equipment – 1.5%
Ametek, Inc.	363	11,351
Baldor Electric Co.	224	3,246
Emerson Electric Co.	2,735	78,166
First Solar, Inc.*	49	6,502
General Cable Corp.*	258	5,114
GrafTech International Ltd.*	580	3,573
Rockwell Automation, Inc.	713	15,572
Roper Industries, Inc.	272	11,546
Sunpower Corp. Class A*	70	1,665
Sunpower Corp. Class B*	28	554
Woodward Governor Co.	265	2,963

Total Electrical Equipment		140,252
Electronic Equipment, Instruments & Components – 0.7%
Amphenol Corp. Class A	650	18,520
Anixter International, Inc.*	258	8,173
Dolby Laboratories, Inc. Class A*	286	9,755
Flir Systems, Inc.*	361	7,393
Itron, Inc.*	28	1,326
Mettler-Toledo International, Inc.*	154	7,905
Plexus Corp.*	182	2,515
Rofin-Sinar Technologies, Inc.*	91	1,467
Trimble Navigation Ltd.*	279	4,263

Total Electronic Equipment, Instruments & Components		61,317
Energy Equipment & Services – 3.4%
Atwood Oceanics, Inc.*	224	3,716
Baker Hughes, Inc.	1,432	40,884
Bristow Group, Inc.*	112	2,400
Cameron International Corp.*	831	18,224
Diamond Offshore Drilling, Inc.	475	29,859
ENSCO International, Inc.	1,020	26,928
FMC Technologies, Inc.*	349	10,948
Gulfmark Offshore, Inc.*	119	2,839
Halliburton Co.	4,110	63,582
Helmerich & Payne, Inc.	587	13,366
National Oilwell Varco, Inc.*	1,481	42,518
Oceaneering International, Inc.*	189	6,968
Oil States International, Inc.*	279	3,744
Pride International, Inc.*	808	14,528
Rowan Cos., Inc.	766	9,169
Smith International, Inc.	720	15,466
Superior Energy Services, Inc.*	537	6,922

Total Energy Equipment & Services		312,061
Food & Staples Retailing – 0.7%
Costco Wholesale Corp.	1,285	59,522

Investments	Shares	Value

Ruddick Corp.	154	$3,457

Total Food & Staples Retailing		62,979
Food Products – 0.7%
Archer-Daniels-Midland Co.	2,056	57,116
Corn Products International, Inc.	335	7,102

Total Food Products		64,218
Gas Utilities – 0.1%
Energen Corp.	321	9,351
Health Care Equipment & Supplies – 1.2%
C.R. Bard, Inc.	272	21,684
DENTSPLY International, Inc.	452	12,136
Haemonetics Corp.*	63	3,470
Hologic, Inc.*	314	4,110
Hospira, Inc.*	559	17,251
Idexx Laboratories, Inc.*	140	4,841
Intuitive Surgical, Inc.*	35	3,338
Meridian Bioscience, Inc.	138	2,501
St. Jude Medical, Inc.*	1,118	40,616

Total Health Care Equipment & Supplies		109,947
Health Care Providers & Services – 1.5%
AMERIGROUP Corp.*	279	7,684
Community Health Systems, Inc.*	168	2,577
Express Scripts, Inc.*	650	30,011
Laboratory Corp. of America Holdings*	461	26,964
Medco Health Solutions, Inc.*	1,348	55,726
Mednax, Inc.*	147	4,332
Owens & Minor, Inc.	119	3,942
Psychiatric Solutions, Inc.*	168	2,643

Total Health Care Providers & Services		133,879
Hotels, Restaurants & Leisure – 3.3%
Chipotle Mexican Grill, Inc. Class A*	42	2,788
McDonald’s Corp.	4,615	251,840
WMS Industries, Inc.*	176	3,680
Yum! Brands, Inc.	1,554	42,704

Total Hotels, Restaurants & Leisure		301,012
Household Durables – 0.1%
Snap-On, Inc.	272	6,827
Tupperware Brands Corp.	223	3,789

Total Household Durables		10,616
Household Products – 1.2%
Colgate-Palmolive Co.	1,699	100,206
Energizer Holdings, Inc.*	251	12,472

Total Household Products		112,678
Industrial Conglomerates – 0.1%
Textron, Inc.	1,111	6,377
Insurance – 6.1%
Berkshire Hathaway, Inc. Class B*	197	555,540
Internet & Catalog Retail – 0.6%
Amazon.com, Inc.*	431	31,653
Expedia, Inc.*	838	7,609

See Notes to Financial Statements.

62	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (continued)

WisdomTree LargeCap Growth Fund

March 31, 2009

Investments	Shares	Value

NetFlix, Inc.*	112	$4,807
priceline.com, Inc.*	105	8,272

Total Internet & Catalog Retail		52,341
Internet Software & Services – 3.1%
Akamai Technologies, Inc.*	230	4,462
eBay, Inc.*	3,956	49,687
Google, Inc. Class A*	664	231,112

Total Internet Software & Services		285,261
IT Services – 1.1%
Cognizant Technology Solutions Corp. Class A*	794	16,507
Global Payments, Inc.	251	8,386
Hewitt Associates, Inc. Class A*	396	11,785
Mastercard, Inc. Class A	258	43,210
SAIC, Inc.*	1,348	25,167

Total IT Services		105,055
Leisure Equipment & Products – 0.2%
Hasbro, Inc.	808	20,257
Life Sciences Tools & Services – 0.8%
Bio-Rad Laboratories, Inc. Class A*	77	5,074
Charles River Laboratories International, Inc.*	182	4,952
Covance, Inc.*	133	4,739
Dionex Corp.*	42	1,985
Illumina, Inc.*	140	5,214
Life Technologies Corp.*	210	6,820
Parexel International Corp.*	119	1,158
Pharmaceutical Product Development, Inc.	251	5,954
Techne Corp.	91	4,979
Thermo Fisher Scientific, Inc.*	992	35,384

Total Life Sciences Tools & Services		76,259
Machinery – 3.1%
Actuant Corp. Class A	265	2,738
AGCO Corp.*	265	5,194
Bucyrus International, Inc.	203	3,082
Caterpillar, Inc.	3,055	85,418
Crane Co.	538	9,081
Cummins, Inc.	1,020	25,959
Deere & Co.	1,576	51,803
Donaldson Co., Inc.	258	6,925
Flowserve Corp.	161	9,035
Harsco Corp.	300	6,651
John Bean Technologies Corp.*	77	805
Joy Global, Inc.	293	6,241
Kennametal, Inc.	453	7,343
Manitowoc Co., Inc. (The)	552	1,805
Oshkosh Corp.	475	3,202
Parker Hannifin Corp.	829	28,169
SPX Corp.	203	9,543
Valmont Industries, Inc.	77	3,866
Wabtec Corp.	210	5,540

Total Machinery		272,400

Investments	Shares	Value

Marine – 0.0%
Kirby Corp.*	140	$3,730
Media – 1.2%
DIRECTV Group, Inc. (The)*	3,684	83,958
DreamWorks Animation SKG, Inc. Class A*	552	11,945
John Wiley & Sons, Inc. Class A	224	6,671
Marvel Entertainment, Inc.*	342	9,080

Total Media		111,654
Metals & Mining – 2.0%
AK Steel Holding Corp.	510	3,631
Cliffs Natural Resources, Inc.	272	4,940
Freeport-McMoRan Copper & Gold, Inc.	2,622	99,925
Nucor Corp.	1,432	54,659
Reliance Steel & Aluminum Co.	438	11,533
Schnitzer Steel Industries, Inc. Class A	133	4,175

Total Metals & Mining		178,863
Oil, Gas & Consumable Fuels – 10.2%
Alpha Natural Resources, Inc.*	42	746
Anadarko Petroleum Corp.	3,967	154,276
Apache Corp.	1,502	96,263
Arch Coal, Inc.	342	4,573
Arena Resources, Inc.*	56	1,427
Atlas America, Inc.	56	490
Berry Petroleum Co. Class A	175	1,918
Carrizo Oil & Gas, Inc.*	21	186
Cimarex Energy Co.	405	7,444
Comstock Resources, Inc.*	112	3,338
Consol Energy, Inc.	321	8,102
Crosstex Energy, Inc.	34	56
Denbury Resources, Inc.*	573	8,515
Devon Energy Corp.	1,949	87,101
Encore Acquisition Co.*	28	652
EOG Resources, Inc.	587	32,144
Forest Oil Corp.*	237	3,117
Foundation Coal Holdings, Inc.	63	904
Hess Corp.	1,390	75,338
Mariner Energy, Inc.*	349	2,705
Massey Energy Co.	77	779
Murphy Oil Corp.	657	29,414
Noble Energy, Inc.	843	45,421
Occidental Petroleum Corp.	4,418	245,861
Overseas Shipholding Group, Inc.	196	4,443
PetroHawk Energy Corp.*	168	3,231
Pioneer Natural Resources Co.	328	5,402
Range Resources Corp.	175	7,203
Southwestern Energy Co.*	424	12,589
Ultra Petroleum Corp.*	154	5,527
Whiting Petroleum Corp.*	133	3,438
Williams Cos., Inc. (The)	1,688	19,209
XTO Energy, Inc.	1,779	54,473

Total Oil, Gas & Consumable Fuels		926,285

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	63

Schedule of Investments (concluded)

WisdomTree LargeCap Growth Fund

March 31, 2009

Investments	Shares	Value

Paper & Forest Products – 0.0%
Domtar Corp.*	1,916	$1,820
Personal Products – 0.0%
Chattem, Inc.*	70	3,924
Pharmaceuticals – 0.4%
Allergan, Inc.	720	34,388
Perrigo Co.	210	5,214

Total Pharmaceuticals		39,602
Professional Services – 0.1%
FTI Consulting, Inc.*	84	4,156
IHS, Inc. Class A*	91	3,747
Watson Wyatt Worldwide, Inc. Class A	154	7,603

Total Professional Services		15,506
Real Estate Investment Trusts (REITs) – 0.4%
DCT Industrial Trust, Inc.	608	1,927
Equity Residential	105	1,927
General Growth Properties, Inc.	647	459
HCP, Inc.	307	5,480
Health Care REIT, Inc.	147	4,497
Nationwide Health Properties, Inc.	251	5,570
Post Properties, Inc.	183	1,856
ProLogis	1,062	6,902
SL Green Realty Corp.	126	1,361
Ventas, Inc.	210	4,748

Total Real Estate Investment Trusts (REITs)		34,727
Real Estate Management & Development – 0.1%
CB Richard Ellis Group, Inc. Class A*	1,568	6,319
Jones Lang LaSalle, Inc.	210	4,885

Total Real Estate Management & Development		11,204
Road & Rail – 0.5%
CSX Corp.	1,509	39,008
JB Hunt Transport Services, Inc.	438	10,560

Total Road & Rail		49,568
Semiconductors & Semiconductor Equipment – 1.0%
Atheros Communications, Inc.*	147	2,155
Cree, Inc.*	105	2,471
Cypress Semiconductor Corp.*	105	711
Lam Research Corp.*	1,027	23,385
Linear Technology Corp.	808	18,568
MEMC Electronic Materials, Inc.*	759	12,516
Nvidia Corp.*	2,630	25,931
Varian Semiconductor Equipment Associates, Inc.*	342	7,408

Total Semiconductors & Semiconductor Equipment		93,145
Software – 12.5%
Activision Blizzard, Inc.*	1,355	14,173
Adobe Systems, Inc.*	1,460	31,229
Ansys, Inc.*	154	3,865
Concur Technologies, Inc.*	21	403
Informatica Corp.*	230	3,050
McAfee, Inc.*	424	14,204

Investments	Shares	Value

Micros Systems, Inc.*	250	$4,688
Microsoft Corp.	39,117	718,580
Oracle Corp.*	17,226	311,274
Salesforce.com, Inc.*	62	2,029
Sybase, Inc.*	370	11,207
Symantec Corp.*	2,078	31,045

Total Software		1,145,747
Specialty Retail – 0.9%
Aeropostale, Inc.*	300	7,968
GameStop Corp. Class A*	377	10,564
Guess ?, Inc.	300	6,324
TJX Cos., Inc.	1,970	50,511
Urban Outfitters, Inc.*	328	5,369

Total Specialty Retail		80,736
Textiles, Apparel & Luxury Goods – 1.0%
CROCS, Inc.*	621	739
Deckers Outdoor Corp.*	42	2,228
Fossil, Inc.*	293	4,600
NIKE, Inc. Class B	1,723	80,791
Warnaco Group, Inc. (The)*	196	4,704

Total Textiles, Apparel & Luxury Goods		93,062
Thrifts & Mortgage Finance – 0.3%
Hudson City Bancorp, Inc.	1,083	12,660
People’s United Financial, Inc.	922	16,569

Total Thrifts & Mortgage Finance		29,229
Trading Companies & Distributors – 0.1%
Fastenal Co.	349	11,222
Wireless Telecommunication Services – 0.1%
American Tower Corp. Class A*	263	8,003
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $9,197,410)		9,119,341
Other Assets in Excess of Liabilities – 0.2%		16,789

NET ASSETS – 100.0%		$9,136,130
*	Non-income producing security.

See Notes to Financial Statements.

64	WisdomTree Domestic and International Earnings Funds

Schedule of Investments

WisdomTree India Earnings Fund

March 31, 2009

Investments	Shares	Value

COMMON STOCKS – 99.9%
Aerospace & Defense – 0.4%
Bharat Electronics Ltd.	41,584	$724,800
Auto Components – 0.4%
Amtek Auto Ltd.	337,435	494,164
Bharat Forge Ltd.	102,334	197,366
Exide Industries Ltd.	82,914	67,577

Total Auto Components		759,107
Automobiles – 3.6%
Hero Honda Motors Ltd.	101,695	2,147,050
Mahindra & Mahindra Ltd.	286,543	2,166,793
Maruti Suzuki India Ltd.	120,508	1,852,334

Total Automobiles		6,166,177
Beverages – 0.3%
United Spirits Ltd.	38,798	496,264
Biotechnology – 0.2%
Biocon Ltd.	111,886	315,689
Chemicals – 1.1%
Asian Paints Ltd.	38,149	591,277
Castrol India Ltd.	13,748	88,840
Gujarat Flourochemicals	52,511	66,758
Jubilant Organosys Ltd.	53,010	99,835
Pidilite Industries Ltd.	11,672	19,486
Sterling Biotech Ltd.	64,414	179,587
Tata Chemicals Ltd.	182,939	510,397
United Phosphorus Ltd.	181,247	350,991

Total Chemicals		1,907,171
Commercial Banks – 6.8%
Axis Bank Ltd.	154,782	1,265,927
Bank of India	280,182	1,211,628
Canara Bank	387,260	1,264,787
Corp. Bank	136,343	485,336
HDFC Bank Ltd.	120,696	2,315,669
ICICI Bank Ltd.	599,809	3,934,492
IDBI Bank Ltd.	373,427	334,160
Syndicate Bank	541,940	513,259
Yes Bank Ltd.*	138,185	136,183

Total Commercial Banks		11,461,441
Construction & Engineering – 1.7%
Gammon India Ltd.	13,991	15,829
GMR Infrastructure Ltd.*	84,754	158,449
Hindustan Construction Co.	43,985	33,898
IVRCL Infrastructures & Projects Ltd.	214,867	514,351
Lanco Infratech Ltd.*	143,336	410,500
Larsen & Toubro Ltd.	93,914	1,242,807
Nagarjuna Construction Co.	218,101	265,668
Punj Lloyd Ltd.	67,784	121,580
Voltas Ltd.	129,470	117,770

Total Construction & Engineering		2,880,852
Construction Materials – 3.9%
ACC Ltd.	127,195	1,440,047

Investments	Shares	Value

Ambuja Cements Ltd.	1,906,375	$2,652,806
Birla Corp., Ltd.	133,595	467,655
Century Textile & Industries Ltd.	35,996	156,052
India Cements Ltd.	408,718	853,929
Ultratech Cement Ltd.	98,760	1,073,250

Total Construction Materials		6,643,739
Diversified Financial Services – 2.0%
Bajaj Holdings And Investment Ltd.	58,181	341,621
IFCI Ltd.*	2,585,123	983,401
Indiabulls Financial Services Ltd.	453,479	805,331
Power Finance Corp., Ltd.	228,792	652,081
Reliance Capital Ltd.	89,283	621,998

Total Diversified Financial Services		3,404,432
Diversified Telecommunication Services – 0.3%
Mahanagar Telephone Nigam	318,076	432,586
Electric Utilities – 2.3%
CESC Ltd.	120,278	500,220
Power Grid Corp. of India Ltd.	413,714	779,562
Reliance Infrastructure Ltd.	140,345	1,426,133
Tata Power Co., Ltd.	79,731	1,207,869

Total Electric Utilities		3,913,784
Electrical Equipment – 2.0%
ABB Ltd./India	28,365	238,560
Bharat Heavy Electricals Ltd.	89,433	2,662,718
Crompton Greaves Ltd.	94,121	229,111
Suzlon Energy Ltd.	244,656	204,222

Total Electrical Equipment		3,334,611
Energy Equipment & Services – 0.0%
Aban Offshore Ltd.	2,168	17,022
Food Products – 1.3%
Nestle India Ltd.	13,788	422,975
Tata Tea Ltd.	156,039	1,797,824

Total Food Products		2,220,799
Gas Utilities – 1.5%
GAIL India Ltd.	507,899	2,458,658
Health Care Providers & Services – 0.2%
Apollo Hospitals Enterprise Ltd.	31,829	254,833
Hotels, Restaurants & Leisure – 0.3%
EIH Ltd.	94,455	161,040
Hotel Leela Venture Ltd.	275,497	101,272
Indian Hotels Co., Ltd.	373,649	290,538

Total Hotels, Restaurants & Leisure		552,850
Household Durables – 0.2%
Videocon Industries Ltd.	152,895	262,786
Household Products – 2.3%
Hindustan Unilever Ltd.	823,695	3,855,870
Independent Power Producers & Energy Traders – 2.3%
BF Utilities Ltd.*	3,061	19,325

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	65

Schedule of Investments (continued)

WisdomTree India Earnings Fund

March 31, 2009

Investments	Shares	Value

Neyveli Lignite Corp., Ltd.	170,476	$281,915
NTPC Ltd.	984,670	3,490,546
Reliance Natural Resources Ltd.*	35,822	31,667
Reliance Power Ltd.*	5,901	11,904

Total Independent Power Producers & Energy Traders		3,835,357
Industrial Conglomerates – 0.7%
Aditya Birla Nuvo Ltd.	9,623	84,394
Jaiprakash Associates Ltd.	443,872	735,777
Siemens India Ltd.	68,328	361,067

Total Industrial Conglomerates		1,181,238
IT Services – 12.3%
GTL Ltd.	180,723	853,478
HCL Technologies Ltd.	256,535	516,003
HCL-Infosystems Ltd.	299,670	449,195
Infosys Technologies Ltd.*	506,072	13,205,652
Mphasis Ltd.	110,206	441,497
Patni Computer Systems Ltd.	277,018	703,533
Tata Consultancy Services Ltd.	272,626	2,893,915
Tech Mahindra Ltd.	15,517	81,079
Wipro Ltd.	354,270	1,717,059

Total IT Services		20,861,411
Life Sciences Tools & Services – 0.2%
Divi’s Laboratories Ltd.	17,208	320,282
Machinery – 1.4%
Ashok Leyland Ltd.	1,494,566	534,668
BEMl Ltd.	17,326	130,368
Cummins India Ltd.	59,714	217,741
Lakshmi Machine Works Ltd.	2,330	23,125
Tata Motors Ltd.	362,641	1,288,739
Thermax Ltd.	31,164	110,964

Total Machinery		2,305,605
Marine – 0.3%
Shipping Corp. of India Ltd.	296,114	448,826
Media – 0.3%
Deccan Chronicle Holdings Ltd.	71,887	66,737
Sun TV Network Ltd.	19,772	65,121
Zee Entertainment Enterprises Ltd.	174,790	366,392
Zee News Ltd.	56,794	36,661

Total Media		534,911
Metals & Mining – 7.5%
Hindalco Industries Ltd.	1,050,708	1,077,941
Hindustan Zinc Ltd.	100,667	895,160
Jindal Steel & Power Ltd.	78,436	1,863,773
JSW Steel Ltd.	128,315	588,906
Maharashtra Seamless Ltd.	43,115	121,140
National Aluminium Co., Ltd.	112,948	477,861
Sesa Goa Ltd.	649,420	1,274,904
Steel Authority of India Ltd.	1,596,494	3,035,022
Sterlite Industries India Ltd.	484,815	3,417,164

Total Metals & Mining		12,751,871

Investments	Shares	Value

Oil, Gas & Consumable Fuels – 29.1%
Bharat Petroleum Corp., Ltd.	259,150	$1,920,831
Chennai Petroleum Corp., Ltd.	64,180	119,416
Great Eastern Shipping Co., Ltd. (The)	226,759	848,084
Hindustan Petroleum Corp., Ltd.	293,616	1,558,216
Indian Oil Corp., Ltd.	386,157	2,951,645
Mangalore Refinery & Petrochemicals Ltd.	530,921	429,048
Oil & Natural Gas Corp., Ltd.	657,064	10,104,293
Petronet Lng Ltd.	446,214	341,686
Reliance Industries Ltd.	1,032,204	31,021,051

Total Oil, Gas & Consumable Fuels		49,294,270
Paper & Forest Products – 0.1%
Ballarpur Industries Ltd.	328,565	95,199
Personal Products – 0.4%
Colgate-Palmolive India Ltd.	22,949	213,138
Dabur India Ltd.	159,172	311,222
Godrej Consumer Products Ltd.	20,823	54,751
Marico Ltd.	96,330	114,491

Total Personal Products		693,602
Pharmaceuticals – 3.5%
Aurobindo Pharma Ltd.	67,309	249,614
Cadila Healthcare Ltd.	29,627	158,632
Cipla Ltd./India	276,288	1,198,328
Dr.Reddys Laboratories Ltd.	86,769	838,359
GlaxoSmithKline Pharmaceuticals Ltd.	26,288	566,046
Glenmark Pharmaceuticals Ltd.	87,887	271,794
Lupin Ltd.	32,629	440,252
Piramal Healthcare Ltd.	64,260	248,123
Ranbaxy Laboratories Ltd.	115,263	376,448
Sun Pharmaceutical Industries Ltd.	62,818	1,376,152
Wockhardt Ltd.	76,845	129,274

Total Pharmaceuticals		5,853,022
Real Estate Management & Development – 1.8%
DLF Ltd.	456,721	1,506,049
Housing Development & Infrastructure Ltd.	513,226	827,980
Indiabulls Real Estate Ltd.	268,387	525,824
Mahindra Lifespace Developers Ltd.	8,943	23,223
Parsvnath Developers Ltd.	155,215	111,360

Total Real Estate Management & Development		2,994,436
Road & Rail – 0.2%
Container Corp. of India	29,171	413,344
Software – 0.5%
Financial Technologies India Ltd.	62,692	765,810
Textiles, Apparel & Luxury Goods – 0.0%
Titan Industries Ltd.	5,080	78,275
Tobacco – 1.8%
ITC Ltd.	847,733	3,088,666
Trading Companies & Distributors – 0.1%
Adani Enterprises Ltd.	34,212	180,484

See Notes to Financial Statements.

66	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (concluded)

WisdomTree India Earnings Fund

March 31, 2009

Investments	Shares	Value

Transportation Infrastructure – 0.0%
Mundra Port And Special Economic Zone Ltd.	12,532	$79,858
Wireless Telecommunication Services – 6.6%
Bharti Airtel Ltd.*	573,439	7,072,622
Idea Cellular Ltd.*	649,768	641,635
Reliance Communications Ltd.	1,011,419	3,485,693

Total Wireless Telecommunication Services		11,199,950
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $280,722,481)		169,039,888
Other Assets in Excess of Liabilities – 0.1%		155,354

NET ASSETS – 100.0%		$169,195,242
*	Non-income producing security.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	67

Statements of Assets and Liabilities

WisdomTree Domestic and International Earnings Funds

March 31, 2009

	WisdomTree Total Earnings Fund	WisdomTree Earnings 500 Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Earnings Fund	WisdomTree Earnings Top 100 Fund
ASSETS:

Investments, at cost	$25,447,684	$88,135,870	$22,591,976	$20,718,665	$11,757,922
Investments in securities, at value (including securities on loan) (Note 2)	16,647,562	60,185,559	14,919,994	14,510,863	8,519,855

Cash	—	—	—	1,136	—

Receivables:

Investment securities sold	—	—	725	—	—

Dividends and interest	31,742	119,836	23,168	19,002	14,057
Total Assets	16,679,304	60,305,395	14,943,887	14,531,001	8,533,912
LIABILITIES:

Due to foreign custodian	—	—	1,875	—	—

Payables:

Investment securities purchased	—	—	—	1,136	—

Collateral for securities on loan (Note 2)	164,013	578,044	531,041	578,044	—

Advisory fees (Note 3)	3,737	13,547	4,739	4,134	2,624

Service fees (Note 2)	59	213	55	48	30
Total Liabilities	167,809	591,804	537,710	583,362	2,654
NET ASSETS	$16,511,495	$59,713,591	$14,406,177	$13,947,639	$8,531,258
NET ASSETS:

Paid-in capital	$29,756,645	$101,608,015	$30,475,134	$26,914,927	$18,410,859

Undistributed net investment income	8,240	29,566	5,222	7,113	5,978

Accumulated net realized loss on investments	(4,453,268)	(13,973,679)	(8,402,197)	(6,766,599)	(6,647,512)

Net unrealized depreciation on investments	(8,800,122)	(27,950,311)	(7,671,982)	(6,207,802)	(3,238,067)
NET ASSETS	$16,511,495	$59,713,591	$14,406,177	$13,947,639	$8,531,258
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	600,000	2,150,000	550,000	600,000	350,000
Net asset value per share	$27.52	$27.77	$26.19	$23.25	$24.38

See Notes to Financial Statements.

68	WisdomTree Domestic and International Earnings Funds

Statements of Assets and Liabilities (concluded)

WisdomTree Domestic and International Earnings Funds

March 31, 2009

	WisdomTree Low P/E Fund	WisdomTree LargeCap Growth Fund	WisdomTree India Earnings Fund
ASSETS:

Investments, at cost	$28,205,284	$9,197,410	$280,722,481

Foreign currency, at cost	—	—	480,681
Investments in securities, at value (including securities on loan) (Note 2)	20,805,630	9,119,341	169,039,888

Cash	—	12,670	—

Foreign currency, at value	—	—	486,599

Receivables:

Dividends and interest	48,700	6,325	618
Total Assets	20,854,330	9,138,336	169,527,105
LIABILITIES:

Due to foreign custodian	—	—	213,129

Payables:

Collateral for securities on loan (Note 2)	241,019	—	—

Advisory fees (Note 3)	6,352	2,181	91,293

Service fees (Note 2)	73	25	—

Other expenses (Note 3)	—	—	27,441
Total Liabilities	247,444	2,206	331,863
NET ASSETS	$20,606,886	$9,136,130	$169,195,242
NET ASSETS:

Paid-in capital	$38,960,771	$9,228,246	$339,778,731

Undistributed (Distribution in excess of) net investment income	7,570	1,763	(71,898)

Accumulated net realized gain (loss) on investments and foreign currency related transactions	(10,961,801)	(15,810)	(58,844,979)

Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(7,399,654)	(78,069)	(111,666,612)
NET ASSETS	$20,606,886	$9,136,130	$169,195,242
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	850,000	350,004	15,400,000
Net asset value per share	$24.24	$26.10	$10.99

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	69

Statements of Operations

WisdomTree Domestic and International Earnings Funds

For the Year Ended March 31, 2009

	WisdomTree Total Earnings Fund	WisdomTree Earnings 500 Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Earnings Fund	WisdomTree Earnings Top 100 Fund
INVESTMENT INCOME:

Dividends[1]	$519,318	$1,815,200	$419,579	$284,186	$321,961

Interest	68	235	93	205	30

Net securities lending income (Note 2)	1,110	6,835	14,695	27,784	6,233
Total investment income	520,496	1,822,270	434,367	312,175	328,224
EXPENSES:

Advisory fees (Note 3)	55,796	183,806	88,226	63,145	45,833

Service fees (Note 2)	877	2,889	1,021	731	531
Total expenses	56,673	186,695	89,247	63,876	46,364
Net investment income	463,823	1,635,575	345,120	248,299	281,860
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:

Net realized loss from:

Investment transactions	(4,122,614)	(13,900,817)	(6,650,775)	(5,239,065)	(5,969,665)

In-kind redemptions	—	(1,454,912)	(1,654,555)	(361,232)	(1,003,613)
Net realized loss	(4,122,614)	(15,355,729)	(8,305,330)	(5,600,297)	(6,973,278)
Net change in unrealized depreciation	(6,107,489)	(21,261,215)	(2,696,551)	(2,855,403)	(514,024)
Net realized and unrealized loss on investments	(10,230,103)	(36,616,944)	(11,001,881)	(8,455,700)	(7,487,302)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,766,280)	$(34,981,369)	$(10,656,761)	$(8,207,401)	$(7,205,442)
[1]	Net of foreign withholding tax of $71, $0, $412, $435, and $0, respectively.

See Notes to Financial Statements.

70	WisdomTree Domestic and International Earnings Funds

Statements of Operations (concluded)

WisdomTree Domestic and International Earnings Funds

For the Year Ended March 31, 2009

	WisdomTree Low P/E Fund	WisdomTree LargeCap Growth Fund*	WisdomTree India Earnings Fund
INVESTMENT INCOME:

Dividends[1]	$702,722	$29,179	$3,397,420

Interest	82	—	—

Net securities lending income (Note 2)	6,596	—	—
Total investment income	709,400	29,179	3,397,420
EXPENSES:

Advisory fees (Note 3)	90,370	6,736	1,399,891

Service fees (Note 2)	1,046	78	—

Custody/accounting	—	—	303,443

Printing	—	—	53,529

Audit/tax	—	—	34,505

Legal	—	—	12,463

Directors	—	—	7,954

Other	—	—	89,856
Total expenses	91,416	6,814	1,901,641
Expenses reimbursed (Note 3)	—	—	(80,959)
Net Expenses	91,416	6,814	1,820,682
Net investment income	617,984	22,365	1,576,738
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(10,218,253)	(15,810)	(58,780,431)

In-kind redemptions	310,950	237,891	—

Foreign currency related transactions	—	—	(59,623)
Net realized gain (loss)	(9,907,303)	222,081	(58,840,054)
Net change in unrealized depreciation from:

Investment transactions	(3,805,769)	(78,069)	(101,060,499)

Translation of assets and liabilities denominated in foreign currencies	—	—	(869)
Net change in unrealized depreciation	(3,805,769)	(78,069)	(101,061,368)
Net realized and unrealized gain (loss) on investments	(13,713,072)	144,012	(159,901,422)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,095,088)	$166,377	$(158,324,684)
*	Commencement of investment operations was December 4, 2008.

[1]	Net of foreign withholding tax of $119, $0, and $105,575, respectively.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	71

Statements of Changes in Net Assets

WisdomTree Domestic and International Earnings Funds

	WisdomTree Total Earnings Fund		WisdomTree Earnings 500 Fund		WisdomTree MidCap Earnings Fund
	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$463,823	$301,327	$1,635,575	$748,681	$345,120	$373,125

Net realized gain (loss) on investments	(4,122,614)	1,130,585	(15,355,729)	797,669	(8,305,330)	(194,381)

Net change in unrealized depreciation on investments	(6,107,489)	(2,117,664)	(21,261,215)	(6,247,286)	(2,696,551)	(4,841,857)
Net decrease in net assets resulting from operations	(9,766,280)	(685,752)	(34,981,369)	(4,700,936)	(10,656,761)	(4,663,113)
DIVIDENDS:

Net investment income	(459,975)	(307,119)	(1,621,994)	(740,878)	(345,011)	(365,601)
Total dividends	(459,975)	(307,119)	(1,621,994)	(740,878)	(345,011)	(365,601)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	10,876,508	20,478,050	51,903,655	48,507,197	9,527,012	51,146,505

Cost of shares redeemed	(87)	(28,121,045)	(10,513,880)	(7,676,471)	(9,366,333)	(25,747,883)
Net increase (decrease) in net assets resulting from capital share transactions	10,876,421	(7,642,995)	41,389,775	40,830,726	160,679	25,398,622
Net Increase (Decrease) in Net Assets	650,166	(8,635,866)	4,786,412	35,388,912	(10,841,093)	20,369,908
NET ASSETS:

Beginning of year	$15,861,329	$24,497,195	$54,927,179	$19,538,267	$25,247,270	$4,877,362

End of year	$16,511,495	$15,861,329	$59,713,591	$54,927,179	$14,406,177	$25,247,270
Undistributed net investment income included in net assets at end of year	$8,240	$4,658	$29,566	$15,985	$5,222	$10,225
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	350,002	500,002	1,200,002	400,002	600,002	100,002

Shares created	250,000	400,000	1,300,000	950,000	250,000	1,050,000

Shares redeemed	(2)	(550,000)	(350,002)	(150,000)	(300,002)	(550,000)
Shares outstanding, end of year	600,000	350,002	2,150,000	1,200,002	550,000	600,002

See Notes to Financial Statements.

72	WisdomTree Domestic and International Earnings Funds

Statements of Changes in Net Assets (continued)

WisdomTree Domestic and International Earnings Funds

	WisdomTree SmallCap Earnings Fund		WisdomTree Earnings Top 100 Fund		WisdomTree Low P/E Fund
	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$248,299	$195,970	$281,860	$288,595	$617,984	$489,428

Net realized gain (loss) on investments	(5,600,297)	(151,050)	(6,973,278)	1,779,623	(9,907,303)	436,964

Net change in unrealized depreciation on investments	(2,855,403)	(3,143,161)	(514,024)	(2,390,622)	(3,805,769)	(3,050,810)
Net decrease in net assets resulting from operations	(8,207,401)	(3,098,241)	(7,205,442)	(322,404)	(13,095,088)	(2,124,418)
DIVIDENDS:

Net investment income	(255,760)	(186,563)	(285,573)	(293,724)	(620,423)	(485,812)
Total dividends	(255,760)	(186,563)	(285,573)	(293,724)	(620,423)	(485,812)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	14,663,798	21,541,453	5,598,290	17,499,453	15,738,329	31,995,749

Cost of shares redeemed	(7,837,559)	(12,279,047)	(2,944,085)	(28,203,060)	(5,356,254)	(29,974,021)
Net increase (decrease) in net assets resulting from capital share transactions	6,826,239	9,262,406	2,654,205	(10,703,607)	10,382,075	2,021,728
Net Increase (Decrease) in Net Assets	(1,636,922)	5,977,602	(4,836,810)	(11,319,735)	(3,333,436)	(588,502)
NET ASSETS:

Beginning of year	$15,584,561	$9,606,959	$13,368,068	$24,687,803	$23,940,322	$24,528,824

End of year	$13,947,639	$15,584,561	$8,531,258	$13,368,068	$20,606,886	$23,940,322
Undistributed net investment income included in net assets at end of year	$7,113	$13,776	$5,978	$9,691	$7,570	$10,377
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	400,002	200,002	300,002	500,002	550,002	500,002

Shares created	450,000	500,000	150,000	350,000	450,000	650,000

Shares redeemed	(250,002)	(300,000)	(100,002)	(550,000)	(150,002)	(600,000)
Shares outstanding, end of year	600,000	400,002	350,000	300,002	850,000	550,002

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	73

Statements of Changes in Net Assets (concluded)

WisdomTree Domestic and International Earnings Funds

	WisdomTree LargeCap Growth Fund	WisdomTree India Earnings Fund
	For the Period December 4, 2008* through March 31, 2009	For the Year Ended March 31, 2009	For the Period February 22, 2008* through March 31, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$22,365	$1,576,738	$(39,971)

Net realized gain (loss) on investments	222,081	(58,840,054)	(190,793)

Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(78,069)	(101,061,368)	(10,605,244)
Net increase (decrease) in net assets resulting from operations	166,377	(158,324,684)	(10,836,008)
DIVIDENDS:

Net investment income	(20,745)	(1,428,048)	—
Total dividends	(20,745)	(1,428,048)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	14,314,630	196,069,631	173,385,353

Cost of shares redeemed	(5,324,232)	(29,661,633)	(9,469)
Net increase in net assets resulting from capital share transactions	8,990,398	166,407,998	173,375,884
Net Increase in Net Assets	9,136,030	6,655,266	162,539,876
NET ASSETS:

Beginning of period	$100	$162,539,976	$100

End of period	$9,136,130	$169,195,242	$162,539,976
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$1,763	$(71,898)	$(229,585)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4	7,200,004	—

Shares created	550,000	10,600,000	7,200,004

Shares redeemed	(200,000)	(2,400,004)	—
Shares outstanding, end of period	350,004	15,400,000	7,200,004
*	Commencement of investment operations.

See Notes to Financial Statements.

74	WisdomTree Domestic and International Earnings Funds

Financial Highlights

WisdomTree Domestic and International Earnings Funds

March 31, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Earnings Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period February 23, 2007[1] through March 31, 2007
Net asset value, beginning of period	$45.32	$48.99	$49.97
Investment operations:
Net investment income[2]	0.87	0.85	0.11
Net realized and unrealized loss	(17.87)	(3.56)	(1.00)
Total from investment operations	(17.00)	(2.71)	(0.89)
Dividends to shareholders:
Net investment income	(0.80)	(0.96)	(0.09)
Total dividends to shareholders	(0.80)	(0.96)	(0.09)
Net asset value, end of period	$27.52	$45.32	$48.99

TOTAL RETURN[3]	(37.86)%	(5.69)%	(1.79)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$16,511	$15,861	$24,497
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.28%	0.28%	0.28%[4]
Expenses, prior to expense reimbursements	0.28%	0.28%	0.35%[4]
Net investment income	2.33%	1.76%	2.21%[4]
Portfolio turnover rate[5]	23%	11%	1%

WisdomTree Earnings 500 Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period February 23, 2007[1] through March 31, 2007
Net asset value, beginning of period	$45.77	$48.85	$49.77
Investment operations:
Net investment income[2]	0.91	0.94	0.11
Net realized and unrealized loss	(18.07)	(3.18)	(0.94)
Total from investment operations	(17.16)	(2.24)	(0.83)
Dividends to shareholders:
Net investment income	(0.84)	(0.84)	(0.09)
Total dividends to shareholders	(0.84)	(0.84)	(0.09)
Net asset value, end of period	$27.77	$45.77	$48.85

TOTAL RETURN[3]	(37.83)%	(4.72)%	(1.67)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$59,714	$54,927	$19,538
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.28%	0.28%	0.28%[4]
Expenses, prior to expense reimbursements	0.28%	0.28%	0.37%[4]
Net investment income	2.49%	1.93%	2.24%[4]
Portfolio turnover rate[5]	21%	8%	1%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	75

Financial Highlights (continued)

WisdomTree Domestic and International Earnings Funds

March 31, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Earnings Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period February 23, 2007[1] through March 31, 2007
Net asset value, beginning of period	$42.08	$48.77	$50.01
Investment operations:
Net investment income[2]	0.54	0.81	0.07
Net realized and unrealized loss	(15.88)	(6.90)	(1.25)
Total from investment operations	(15.34)	(6.09)	(1.18)
Dividends to shareholders:
Net investment income	(0.55)	(0.60)	(0.06)
Total dividends to shareholders	(0.55)	(0.60)	(0.06)
Net asset value, end of period	$26.19	$42.08	$48.77

TOTAL RETURN[3]	(36.73)%	(12.57)%	(2.37)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$14,406	$25,247	$4,877
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.38%	0.38%	0.38%[4]
Expenses, prior to expense reimbursements	0.38%	0.38%	0.74%[4]
Net investment income	1.49%	1.70%	1.47%[4]
Portfolio turnover rate[5]	39%	45%	0%[6]

WisdomTree SmallCap Earnings Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period February 23, 2007[1] through March 31, 2007
Net asset value, beginning of period	$38.96	$48.03	$50.03
Investment operations:
Net investment income[2]	0.47	0.58	0.06
Net realized and unrealized loss	(15.64)	(9.17)	(2.02)
Total from investment operations	(15.17)	(8.59)	(1.96)
Dividends to shareholders:
Net investment income	(0.54)	(0.48)	(0.04)
Total dividends to shareholders	(0.54)	(0.48)	(0.04)
Net asset value, end of period	$23.25	$38.96	$48.03

TOTAL RETURN[3]	(39.31)%	(17.97)%	(3.92)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$13,948	$15,585	$9,607
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.38%	0.38%	0.38%[4]
Expenses, prior to expense reimbursements	0.38%	0.38%	0.58%[4]
Net investment income	1.49%	1.28%	1.39%[4]
Portfolio turnover rate[5]	51%	37%	0%[6]
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]	Amount represents less than 1%.

See Notes to Financial Statements.

76	WisdomTree Domestic and International Earnings Funds

Financial Highlights (continued)

WisdomTree Domestic and International Earnings Funds

March 31, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Earnings Top 100 Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period February 23, 2007[1] through March 31, 2007
Net asset value, beginning of period	$44.56	$49.38	$50.15
Investment operations:
Net investment income[2]	0.81	0.90	0.10
Net realized and unrealized loss	(20.20)	(4.69)	(0.80)
Total from investment operations	(19.39)	(3.79)	(0.70)
Dividends to shareholders:
Net investment income	(0.79)	(1.03)	(0.07)
Total dividends to shareholders	(0.79)	(1.03)	(0.07)
Net asset value, end of period	$24.38	$44.56	$49.38

TOTAL RETURN[3]	(43.93)%	(7.89)%	(1.39)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$8,531	$13,368	$24,688
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.38%	0.38%	0.38%[4]
Expenses, prior to expense reimbursements	0.38%	0.38%	0.45%[4]
Net investment income	2.34%	1.83%	2.03%[4]
Portfolio turnover rate[5]	50%	13%	2%

WisdomTree Low P/E Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period February 23, 2007[1] through March 31, 2007
Net asset value, beginning of period	$43.53	$49.06	$49.99
Investment operations:
Net investment income[2]	0.86	1.03	0.10
Net realized and unrealized loss	(19.33)	(5.49)	(0.95)
Total from investment operations	(18.47)	(4.46)	(0.85)
Dividends to shareholders:
Net investment income	(0.82)	(1.07)	(0.08)
Total dividends to shareholders	(0.82)	(1.07)	(0.08)
Net asset value, end of period	$24.24	$43.53	$49.06

TOTAL RETURN[3]	(42.87)%	(9.31)%	(1.69)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$20,607	$23,940	$24,529
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.38%	0.38%	0.38%[4]
Expenses, prior to expense reimbursements	0.38%	0.38%	0.45%[4]
Net investment income	2.60%	2.10%	1.98%[4]
Portfolio turnover rate[5]	54%	20%	1%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	77

Financial Highlights (concluded)

WisdomTree Domestic and International Earnings Funds

March 31, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Growth Fund	For the Period December 4, 2008[1] through March 31, 2009
Net asset value, beginning of period	$25.28
Investment operations:
Net investment income[2]	0.09
Net realized and unrealized gain	0.81
Total from investment operations	0.90
Dividends to shareholders:
Net investment income	(0.08)
Total dividends to shareholders	(0.08)
Net asset value, end of period	$26.10

TOTAL RETURN[3]	3.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$9,136
Ratio to average net assets of:
Net expenses	0.38%[4]
Net investment income	1.26%[4]
Portfolio turnover rate[5]	1%

WisdomTree India Earnings Fund	For the Year Ended March 31, 2009	For the Period February 22, 2008[1] through March 31, 2008
Net asset value, beginning of period	$22.57	$24.94
Investment operations:
Net investment income (loss)[2]	0.12	(0.01)
Net realized and unrealized loss	(11.60)	(2.36)
Total from investment operations	(11.48)	(2.37)
Dividends to shareholders:
Net investment income	(0.10)	—
Total dividends to shareholders	(0.10)	—
Net asset value, end of period	$10.99	$22.57

TOTAL RETURN[3]	(50.89)%	(9.50)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$169,195	$162,540
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.88%	0.88%[4]
Expenses, prior to expense reimbursements	0.92%	2.10%[4]
Net investment income (loss)	0.77%	(0.41)%[4]
Portfolio turnover rate[5]	42%	0%[6]
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]	Amount represents less than 1%.

See Notes to Financial Statements.

78	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of March 31, 2009, the Trust offered 50 investment funds (each a “Fund,” collectively, the “Funds”). The Funds described herein commenced operations on February 23, 2007, with the exception of the WisdomTree India Earnings Fund and the WisdomTree LargeCap Growth Fund which commenced operations on February 22, 2008 and December 4, 2008, respectively.

These financial statements relate only to the WisdomTree Total Earnings Fund (“Total Earnings Fund”), WisdomTree Earnings 500 Fund (“Earnings 500 Fund”), WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”), WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”), WisdomTree Earnings Top 100 Fund (“Earnings Top 100 Fund”), WisdomTree Low P/E Fund (“Low P/E Fund”), WisdomTree India Earnings Fund (“India Earnings Fund”) and WisdomTree LargeCap Growth Fund (“LargeCap Growth Fund”), together the “Domestic and International Earnings Funds.” The India Earnings Fund makes it investments through the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly owned subsidiary organized in the Republic of Mauritius. The Portfolio is advised by WisdomTree Asset Management and is sub-advised by Mellon Capital Management Corporation, Inc. This structure should permit the India Earnings Fund to benefit from a tax treaty between India and Mauritius. Recently, the Supreme Court of India upheld the validity of this tax treaty in response to a lower court challenge contesting the treaty’s applicability to entities such as WisdomTree India Earnings Fund. No assurance can be given that the terms of the treaty will not be subject to re-negotiation in the future or subject to a different interpretation. Any change in the provision of this treaty or in its applicability to WisdomTree India Earnings Fund could result in the imposition of withholding and other taxes on the India Earnings Fund by tax authorities in India. This would reduce the return to the India Earnings Fund on its investments and the return received by India Earnings Fund shareholders. References to investments by the India Earnings Fund herein should be understood to refer to investments by the Portfolio.

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). Each Fund described herein is considered to be non-diversified. The securities in each Index are weighted based on earnings or earnings yield.

2. SIGNIFICANT ACCOUNTING POLICIES

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates — The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The Net Asset Value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Funds may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Fair Value Measurement — Effective April 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

WisdomTree Domestic and International Earnings Funds	79

Notes to Financial Statements (continued)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumption in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict and acts of terrorism.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing each Fund’s assets carried at fair value:

Fund	Level 1 – Quoted Prices Valuation Inputs	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Total Earnings Fund	$16,392,378	$255,184	$—	$16,647,562
Earnings 500 Fund	59,116,479	1,069,080	—	60,185,559
MidCap Earnings Fund	14,328,464	591,530	—	14,919,994
SmallCap Earnings Fund	13,907,437	603,426	—	14,510,863
Earnings Top 100 Fund	8,498,233	21,622	—	8,519,855
Low P/E Fund	20,529,022	276,608	—	20,805,630
LargeCap Growth Fund	9,119,341	—	—	9,119,341
India Earnings Fund	169,039,888	—	—	169,039,888

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

India Earnings Fund	Investments in Securities
Balance as of April 1, 2008	$357,147
Realized gain (loss)	(114,700)
Change in unrealized appreciation (depreciation)	(99,443)
Net purchases (sales)	(47,806)
Transfers in/out	(95,199)
Balance as of March 31, 2009	$—

Investment Transactions — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on foreign currency transactions in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Investment Income — Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses/Reimbursements — WisdomTree Asset Management (“WTAM”) has agreed to pay all expenses of the Funds (other than the India Earnings Fund), except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the

80	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (continued)

execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of chief compliance officer (“CCO”) services to the Funds (other than the India Earnings Fund), and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund of up to 0.0044% of each Fund’s average daily net assets. Trustees fees, which are included in Service Fees on the Statements of Operations, of $397,376 have been paid on behalf of the Funds of the Trust to the Independent Trustees for the period ended March 31, 2009. Expense in excess of 0.0044% were paid by WTAM. WTAM has agreed to limit the total expenses of the India Earnings Fund to 0.88% through March 31, 2009 and waived $80,959 for the same period.

Security Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned), as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital. The India Earnings Fund has filed an election to treat the WisdomTree India Investment Portfolio, Inc. as a “pass-through” entity for tax purposes.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the year ended March 31, 2009, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Portfolios file tax returns with U.S. Internal Revenue Service, New York, and various states. Generally, each of the tax years in the three year period ended March 31, 2009, remains subject to examination by taxing authorities.

WisdomTree Domestic and International Earnings Funds	81

Notes to Financial Statements (continued)

3. ADVISER FEES

Adviser Fees — As investment adviser, WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate. Under the Investment Advisory Agreement for each Fund (other than the India Earnings Fund), WTAM agrees to pay all expenses of the Trust, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s Chief Compliance Officer, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund (other than the India Earnings Fund), and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044%. WTAM has agreed to limit total expenses for the India Earnings Fund to 0.88% through March 31, 2009. The fees paid to WTAM for providing advisory services are listed below.

Fund	Fee Rate
Total Earnings Fund	0.28%
Earnings 500 Fund	0.28%
MidCap Earnings Fund	0.38%
SmallCap Earnings Fund	0.38%
Earnings Top 100 Fund	0.38%
Low P/E Fund	0.38%
LargeCap Growth Fund	0.38%
India Earnings Fund	0.68%

Each Fund may purchase shares of an affiliated exchange traded fund(s) in secondary market transactions. For the period ended March 31, 2009, there were no transactions in affiliated ETFs.

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2009, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. The WisdomTree India Earnings Fund issues and redeems shares on a cash basis only. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the period ended March 31, 2009 were as follows:

Fund	Purchases	Sales
Total Earnings Fund	$4,502,418	$4,518,335
Earnings 500 Fund	13,931,437	14,065,193
MidCap Earnings Fund	9,022,569	8,999,909
SmallCap Earnings Fund	8,570,949	8,543,575
Earnings Top 100 Fund	6,157,150	6,128,885
Low P/E Fund	12,990,538	12,958,662
LargeCap Growth Fund	47,144	51,282
India Earnings Fund	251,867,852	85,434,132

82	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (continued)

For the period ended March 31, 2009, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Redemptions
Total Earnings Fund	$10,846,918	$—
Earnings 500 Fund	51,496,447	10,417,904
MidCap Earnings Fund	9,497,563	9,320,480
SmallCap Earnings Fund	14,644,015	7,808,918
Earnings Top 100 Fund	5,569,904	2,935,790
Low P/E Fund	15,671,281	5,342,040
LargeCap Growth Fund	14,295,966	5,316,499
India Earnings Fund	—	—

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

6. FEDERAL INCOME TAXES

At March 31, 2009, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Total Earnings Fund	$25,943,935	$95,735	$(9,392,108)	$(9,296,373)
Earnings 500 Fund	90,317,467	248,926	(30,380,834)	(30,131,908)
MidCap Earnings Fund	22,730,441	407,906	(8,218,353)	(7,810,447)
SmallCap Earnings Fund	21,244,517	555,568	(7,289,222)	(6,733,654)
Earnings Top 100 Fund	11,758,887	253,603	(3,492,635)	(3,239,032)
Low P/E Fund	28,463,061	578,146	(8,235,577)	(7,657,431)
LargeCap Growth Fund	9,197,410	224,612	(302,681)	(78,069)
India Earnings Fund	304,680,384	377,578	(136,018,074)	(135,640,496)

At March 31, 2009, the components of accumulated earning/loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Depreciation	Currency Unrealized Appreciation	Total Accumulated Loss
Total Earnings Fund	$8,240	$(3,956,888)	$(9,296,373)	$—	$(13,245,021)
Earnings 500 Fund	29,566	(11,791,505)	(30,131,908)	—	(41,893,847)
MidCap Earnings Fund	5,222	(8,263,732)	(7,810,447)	—	(16,068,957)
SmallCap Earnings Fund	7,113	(6,240,747)	(6,733,654)	—	(12,967,288)
Earnings Top 100 Fund	5,978	(6,646,547)	(3,239,032)	—	(9,879,601)
Low P/E Fund	7,570	(10,703,660)	(7,657,431)	—	(18,353,521)
LargeCap Growth Fund	1,763	(15,810)	(78,069)	—	(92,116)
India Earnings Fund	53,088	(35,012,062)	(135,640,496)	15,981	(170,583,489)

The tax character of distributions paid during the period ended March 31, 2009 and the year ended March 31, 2008, was as follows:

	Period Ended March 31, 2009	Year Ended March 31, 2008
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Ordinary Income*
Total Earnings Fund	$459,975	$307,119
Earnings 500 Fund	1,621,994	740,878
MidCap Earnings Fund	345,011	365,601
SmallCap Earnings Fund	255,760	186,563
Earnings Top 100 Fund	285,573	293,724
Low P/E Fund	620,423	485,812
LargeCap Growth Fund	20,745	N/A
India Earnings Fund	1,428,048	—
*	Includes short-term capital gains.

WisdomTree Domestic and International Earnings Funds	83

Notes to Financial Statements (concluded)

At March 31, 2009, for Federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2016	Capital Loss Available Through 2017	Capital Loss Available Total
Total Earnings Fund	$133,369	$451,951	$585,320
Earnings 500 Fund	194,476	1,286,040	1,480,516
MidCap Earnings Fund	354,730	1,545,771	1,900,501
SmallCap Earnings Fund	31,705	1,465,208	1,496,913
Earnings Top 100 Fund	14,355	1,637,992	1,652,347
Low P/E Fund	281,843	1,085,926	1,367,769
LargeCap Growth Fund	—	—	—
India Earnings Fund	1,179	20,567,350	20,568,529

Capital and currency losses incurred after October 31 (“post-October capital losses”) and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the fiscal year ended March 31, 2009, the following Funds incurred and will elect to defer net post-October capital and currency losses as follows:

Fund	Post-October Capital Losses	Post-October Currency Losses
Total Earnings Fund	$3,371,568	$—
Earnings 500 Fund	10,310,989	—
MidCap Earnings Fund	6,363,231	—
SmallCap Earnings Fund	4,743,834	—
Earnings Top 100 Fund	4,994,200	—
Low P/E Fund	9,335,891	—
LargeCap Growth Fund	15,810	—
India Earnings Fund	14,323,797	119,736

At March 31, 2009, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
Total Earnings Fund	$(266)	$266	$—
Earnings 500 Fund	—	1,968,243	(1,968,243)
MidCap Earnings Fund	(5,112)	1,952,702	(1,947,590)
SmallCap Earnings Fund	798	436,611	(437,409)
Earnings Top 100 Fund	—	1,041,512	(1,041,512)
Low P/E Fund	(368)	(309,473)	309,841
LargeCap Growth Fund	143	(237,891)	237,748
India Earnings Fund	8,997	(3,746)	(5,251)

These differences are primarily due to redemptions-in-kind and the tax treatment of income earned from investments in partnerships and/or foreign currency transactions.

7. NEW ACCOUNTING PRONOUNCEMENT

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements.

84	WisdomTree Domestic and International Earnings Funds

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree Total Earnings Fund, WisdomTree Earnings 500 Fund, WisdomTree MidCap Earnings Fund, WisdomTree SmallCap Earnings Fund, WisdomTree Earnings Top 100 Fund, WisdomTree Low P/E Fund, WisdomTree LargeCap Growth Fund, and WisdomTree India Earnings Fund (eight of the investment funds constituting the WisdomTree Trust (the “Trust”)) as of March 31, 2009, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree Total Earnings Fund, WisdomTree Earnings 500 Fund, WisdomTree MidCap Earnings Fund, WisdomTree SmallCap Earnings Fund. WisdomTree Earnings Top 100 Fund, WisdomTree Low P/E Fund, WisdomTree LargeCap Growth Fund, and WisdomTree India Earnings Fund of WisdomTree Trust at March 31, 2009, the results of their operations, the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 28, 2009

WisdomTree Domestic and International Earnings Funds	85

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited)

The Board of Trustees of the Trust, including a majority of the Independent Trustees, has the responsibility under the 1940 Act to approve each Fund’s Investment Advisory Agreement and Sub-Advisory Agreement (collectively, the “Investment Advisory Agreements”). In addition, the Trust’s Board of Trustees will receive, review and evaluate information concerning the services and personnel of WTAM (the “Investment Adviser”) and Mellon Capital Management Corporation (the “Sub-Adviser”) at each quarterly meeting of the Board of Trustees. While particular emphasis will be placed on information concerning profitability, comparability of fees and total expenses, and the Trust’s investment performance at any future meeting at which a renewal of the Investment Advisory Agreements is considered, the process of evaluating the Investment Adviser and the Sub-Adviser and the Trust’s investment arrangements is an ongoing one. In this regard, the Board’s consideration of the nature, extent and quality of the services to be provided by the Investment Adviser and the Sub-Adviser under the Investment Advisory Agreements will include deliberations at future quarterly meetings.

Approval of Investment Advisory Agreement. The Trust and the Investment Adviser have entered into an investment advisory agreement covering each Fund discussed herein. At a meeting held on March 2, 2009, the Board of Trustees reapproved the Investment Advisory Agreement for the Funds (other than the India Earnings Fund). At the same meeting, the Board approved the Investment Advisory Agreement for the India Earnings Fund. The Board reviewed and analyzed the factors it deemed relevant, including: (i) the nature, quality and extent of the services to be provided to the Funds by WTAM; (ii) the performance of the Funds; (iii) the costs of services to be provided and the profits to be realized by WTAM from its relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; (v) whether the fee levels reflect these economies of scale for the benefit of investors; and (vi) the fees charged by the Investment Adviser for non-registered funds.

The Board also considered the nature and quality of the services to be provided by WTAM to the Funds, recognizing WTAM’s operational capabilities and resources. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of the Funds’ Sub-Adviser and oversight of the Sub-Adviser’s compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated WTAM’s anticipated costs and profitability in serving as investment adviser to the Funds, including the costs associated with the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the Sub-Adviser. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund’s fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTAM, the Board concluded that the level of the fees paid to WTAM with respect to each Fund is fair and reasonable.

The Board also approved the Sub-Advisory Agreement with the Sub-Adviser to the Funds, Mellon Capital Management Corporation (“MCM”), using essentially the same criteria it used for WTAM. The Board considered MCM’s operational capabilities and resources and MCM’s experience in serving as an adviser to ETFs, noting that MCM currently provides investment advisory and management services to other ETFs. The Board considered the investment performance of the Funds, and the expertise and performance of the MCM personnel. The Board also noted that Bank of New York Mellon Corporation (“BNYM”), an affiliate of MCM, serves as the Funds’ administrator, accountant, custodian and transfer agent and receives compensation for acting in these capacities and is responsible for, among other things, coordinating the Funds’ audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and custodying Fund assets. As such, the Board concluded that the benefits accruing to MCM and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that WTAM, not the Funds, pays the fees to MCM under the Sub-Advisory Agreement.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTAM and MCM, the Board determined that the approval of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of each Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Advisory Agreement and Sub-Advisory Agreement.

86	WisdomTree Domestic and International Earnings Funds

Frequency Distribution of Discounts & Premiums (unaudited)

The chart below presents information about differences between the per share net asset value (“NAV”) of each Fund and the market trading price of shares of each Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in its NAV (or vice versa).

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basics Point Differential	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
February 23 – March 31, 2009
WisdomTree Total Earnings Fund	0 – 24.9	173	32.64%	295	55.66%
	25 – 49.9	15	2.83%	25	4.72%
	50 – 74.9	3	0.57%	7	1.32%
	75 – 100.0	5	0.94%	0	0.00%
	>100.0	4	0.75%	3	0.57%
	Total	200	37.73%	330	62.27%
February 23 – March 31, 2009
WisdomTree Earnings 500 Fund	0 – 24.9	188	35.47%	271	51.13%
	25 – 49.9	19	3.58%	28	5.28%
	50 – 74.9	3	0.57%	6	1.13%
	75 – 100.0	5	0.94%	4	0.75%
	>100.0	5	0.94%	1	0.19%
	Total	220	41.50%	310	58.48%
February 23 – March 31, 2009
WisdomTree MidCap Earnings Fund	0 – 24.9	209	39.43%	240	45.28%
	25 – 49.9	17	3.21%	31	5.85%
	50 – 74.9	6	1.13%	12	2.26%
	75 – 100.0	4	0.75%	1	0.19%
	>100.0	3	0.57%	7	1.32%
	Total	239	45.09%	291	54.90%
February 23 – March 31, 2009
WisdomTree SmallCap Earnings Fund	0 – 24.9	196	36.98%	214	40.38%
	25 – 49.9	46	8.68%	34	6.42%
	50 – 74.9	12	2.26%	8	1.51%
	75 – 100.0	3	0.57%	1	0.19%
	>100.0	9	1.70%	7	1.32%
	Total	266	50.19%	264	49.82%
February 23 – March 31, 2009
WisdomTree Earnings Top 100 Fund	0 – 24.9	203	38.30%	245	46.23%
	25 – 49.9	20	3.77%	20	3.77%
	50 – 74.9	8	1.51%	9	1.70%
	75 – 100.0	4	0.75%	6	1.13%
	>100.0	12	2.26%	3	0.57%
	Total	247	46.59%	283	53.40%
February 23 – March 31, 2009
WisdomTree Low P/E Fund	0 – 24.9	191	36.04%	243	45.85%
	25 – 49.9	18	3.40%	27	5.09%
	50 – 74.9	10	1.89%	7	1.32%
	75 – 100.0	9	1.70%	4	0.75%
	>100.0	16	3.02%	5	0.94%
	Total	244	46.05%	286	53.95%

WisdomTree Domestic and International Earnings Funds	87

Frequency Distribution of Discounts & Premiums (unaudited) (concluded)

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
December 4, 2008 – March 31, 2009
WisdomTree LargeCap Growth Fund	0 – 24.9	42	53.16%	18	22.78%
	25 – 49.9	9	11.39%	4	5.06%
	50 – 74.9	0	0.00%	1	1.27%
	75 – 100.0	4	5.06%	0	0.00%
	>100.0	0	0.00%	1	1.27%
	Total	55	69.61%	24	30.38%
February 22, 2008 – March 31, 2009
WisdomTree India Earnings Fund	0 – 24.9	14	5.02%	4	1.43%
	25 – 49.9	13	4.66%	10	3.58%
	50 – 74.9	13	4.66%	13	4.66%
	75 – 100.0	17	6.09%	15	5.38%
	>100.0	105	37.63%	75	26.88%
	Total	162	58.06%	117	41.93%

88	WisdomTree Domestic and International Earnings Funds

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WisdomTree Asset Management and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017.

Interested Trustee and Officers

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee and Officer†	Other Directorships Held by Trustee and Officers
Jonathan Steinberg (1964)	Trustee, President*	Trustee and Officer since 2005	Chief Executive Officer of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.) and Director of WisdomTree Investments, Inc. (since 1989) (formerly, Index Development Partners, Inc.).	50	None.

Amit Muni (1969)	Treasurer*, Assistant Secretary*	Officer since 2008	Chief Financial Officer and Assistant Secretary of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.) (since March 2008); International Securities Exchange Holdings, Inc. (ISE), Controller and Chief Accounting Officer (2003 to 2008); Instinet Group Inc., Vice President Finance (2000 to 2003).	50	None.

Richard Morris (1967)	Secretary*, Chief Legal Officer*	Officer since 2005	Deputy General Counsel of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.) (since 2005); Senior Counsel at Barclays Global Investors, N.A. (2002 to 2005); Counsel at Barclays Global Investors, N.A. (2000 to 2001).	50	None.

*	Elected by and serves at the pleasure of the Board of Trustees

†	As of March 31, 2009.

WisdomTree Domestic and International Earnings Funds	89

Trustee and Officer Information (unaudited) (concluded)

Independent Trustees

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee
Gregory Barton (1961)*	Trustee	Trustee since 2006	General Counsel and Secretary of Martha Stewart Living Omnimedia, Inc. (2007-2008); Executive Vice President of Licensing and Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. (2003 to 2007); Executive Vice President of Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. (2002 to 2003); President (2001 to 2002), Chief Financial Officer (2000 to 2002), Vice President of Business Development (1999 to 2001) and General Counsel and Secretary (1998 to 2002) of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.)	50	None.

Toni Massaro (1955)**	Trustee	Trustee since 2006	Dean at University of Arizona James E. Rogers College of Law (since 1999); Professor at University of Arizona James E. Rogers College of Law (since 1990).	50	None.

Victor Ugolyn (1947)	Trustee, Chairman of the Board of Trustees	Trustee since 2006	Private Investor (2005 to present); President and Chief Executive Officer of William D. Witter, Inc. (2005 to 2006); Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corp., and Chairman of the Fund Board of Enterprise Group of Funds (1991 to 2004).	50	Trustee on Board of Trustees of Naismith Memorial Basketball Hall of Fame; Member of the Board of Overseers of the Hoover Institution at Stanford University.

*	Chair of the Audit Committee.

**	Chair of the Governance and Nominating Committee.

†	As of March 31, 2009.

90	WisdomTree Domestic and International Earnings Funds

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds fiscal year ended March 31, 2009, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2010.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2009, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Total Earnings Fund	$459,974
Earnings 500 Fund	1,621,994
MidCap Earnings Fund	343,060
SmallCap Earnings Fund	247,602
Earnings Top 100 Fund	285,573
Low P/E Fund	620,423
LargeCap Growth Fund	11,961
India Earnings Fund	1,501,232

The following represents the percentage of dividends paid during the fiscal year ended March 31, 2009, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
Total Earnings Fund	100.00%
Earnings 500 Fund	100.00
MidCap Earnings Fund	99.75
SmallCap Earnings Fund	97.48
Earnings Top 100 Fund	100.00
Low P/E Fund	100.00
LargeCap Growth Fund	57.66
India Earnings Fund	0.00

The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
Total Earnings Fund	$—	$—
Earnings 500 Fund	—	—
MidCap Earnings Fund	—	—
SmallCap Earnings Fund	—	—
Earnings Top 100 Fund	—	—
Low P/E Fund	—	—
LargeCap Growth Fund	—	—
India Earnings Fund	3,439,494	105,381

WisdomTree Domestic and International Earnings Funds	91

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to each Fund’s portfolio securities, and information on how the Trust voted proxies during the period ended June 30, 2008, is available without charge, upon request (i) by calling 1-866-909-WISE, (ii) on the Trust’s website at www.wisdomtree.com and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, upon request on the SEC’s website at www.sec.gov, and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330). (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

92	WisdomTree Domestic and International Earnings Funds

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of March 31, 2009:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Europe Total Dividend Fund (DEB)

WisdomTree Europe Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Total Dividend Fund (DXJ)

WisdomTree Japan Equity Income Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Dividend Sector Funds

WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree International Communications Sector Fund (DGG)

WisdomTree International Consumer Discretionary Sector Fund (DPC)

WisdomTree International Consumer Staples Sector Fund (DPN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Financial Sector Fund (DRF)

WisdomTree International Health Care Sector Fund (DBR)

WisdomTree International Industrial Sector Fund (DDI)

WisdomTree International Technology Sector Fund (DBT)

WisdomTree International Utilities Sector Fund (DBU)

WisdomTree International Real Estate Fund (DRW)

WisdomTree Domestic and International Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Earnings Top 100 Fund (EEZ)

WisdomTree Low P/E Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Income Funds

WisdomTree U.S. Current Income Fund (USY)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission (“SEC”) as series of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. In addition to the normal risks of investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country increase the impact of events and developments associated with the region which can adversely affect performance. Funds focusing on a single country, sector and/or smaller companies generally experience greater price volatility. Investments in emerging frontier markets are generally less liquid and less efficient than developed markets. Investments in currency involve additional special risks, such as credit risk, interest rate fluctuations, derivative investment risk and the effect of varied economic conditions. Derivatives can be volatile and may be less liquid than other securities. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting issuers. Unlike typical exchange-traded funds, there are no indexes that the currency funds attempt to track or replicate. Thus, the ability of the currency Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Please read the Funds’ prospectus for specific details regarding each Fund’s risk profile. Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

380 Madison Avenue, 21st Floor

New York, NY 10017

1.866.909.WISE (9473)

www.wisdomtree.com

WisdomTree Earnings ETFs

WisdomTree Total Earnings Fund

WisdomTree Earnings 500 Fund

WisdomTree MidCap Earnings Fund

WisdomTree SmallCap Earnings Fund

WisdomTree Earnings Top 100 Fund

WisdomTree Low P/E Fund

WisdomTree LargeCap Growth Fund

WisdomTree India Earnings Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS001850 (05/2010)

WisdomTree Trust

International Dividend Funds

Annual Report

March 31, 2009

WisdomTree DEFA Fund

WisdomTree DEFA Equity Income Fund

WisdomTree Europe Total Dividend Fund

WisdomTree Europe Equity Income Fund

WisdomTree Europe SmallCap Dividend Fund

WisdomTree Japan Total Dividend Fund

WisdomTree Japan Equity Income Fund

WisdomTree Japan SmallCap Dividend Fund

WisdomTree Pacific ex-Japan Total Dividend Fund

WisdomTree Pacific ex-Japan Equity Income Fund

WisdomTree International LargeCap Dividend Fund

WisdomTree International Dividend ex-Financials Fund

WisdomTree International MidCap Dividend Fund

WisdomTree International SmallCap Dividend Fund

WisdomTree Emerging Markets Equity Income Fund

WisdomTree Emerging Markets SmallCap Dividend Fund

WisdomTree Middle East Dividend Fund

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the Trust.

Letter to Shareholders

Dear Shareholders:

I wish there were more positive highlights to report for the funds of the WisdomTree Trust for the fiscal year that ended March 31, 2009. Unfortunately, the last 12 months represented one of the worst one-year periods for equity returns since the Great Depression.

U.S. stocks, as measured by the Russell 3000 Index, declined 38.20% through March 31, 2009. Stocks in developed and developing markets, as measured by the MSCI EAFE Index and the MSCI Emerging Markets Index, respectively, fell by approximately 47% over the same period. Value stocks underperformed growth stocks in the U.S. and international markets. Financial stocks represented the worst performing sector in the U.S and in the developed world.

These factors impacted the returns of many of WisdomTree’s funds, both on an absolute and relative basis to comparable cap-weighted indexes. 17 of WisdomTree’s 40 equity funds with at least one-year track records outperformed their comparable capitalization-weighted benchmark in the fiscal year ended March 31, 2009. Yet, despite this past year’s formidable headwinds, 24 of WisdomTree’s 42 equity ETFs have outperformed their comparable benchmarks since inception. WisdomTree’s strongest relative showing occurred within the developing world. The WisdomTree Emerging Markets Equity Income Fund (Ticker Symbol: DEM) and the WisdomTree Emerging Markets SmallCap Dividend Fund (Ticker Symbol: DGS) outperformed their comparable cap-weighted benchmarks by 10.86 percentage points and 9.18 percentage points, respectively. WisdomTree’s weakest relative performance for the period was exhibited by the WisdomTree SmallCap Dividend Fund (Ticker Symbol: DES), which underperformed the Russell 2000 Index by 7.77 percentage points.

WisdomTree also launched two innovative equity products in the past fiscal year. In July, WisdomTree introduced the WisdomTree Middle East Dividend Fund (Ticker Symbol: GULF), which gives investors exposure to eight equity markets in the Persian Gulf region. In December, WisdomTree launched the WisdomTree LargeCap Growth Fund (Ticker Symbol: ROI), the industry’s first fundamentally weighted growth ETF. WisdomTree believes these funds give investors new ways to apply the fundamentally weighted concept across the full spectrum of equity investing, both domestically and internationally.

Though the challenging market environment has extended into 2009, the recent financial crisis has highlighted the potential benefits of ETFs. We believe that investors are placing ever more importance on the transparency, liquidity and tax efficiency that ETFs provide.

Thank you for your continued support.

Best regards,

Jonathan Steinberg

President, WisdomTree Trust

CEO, WisdomTree Asset Management, Inc.

Mr. Steinberg is a registered representative of ALPS Distributors, Inc.

This information is subject to change at any time based on market and other conditions and should not be construed as a recommendation of any specific security. Fund returns are quoted at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information. Past performance is no guarantee of future results.

The Russell 3000 Index measures the performance of the 3000 largest stocks in the U.S. market by market value. The MSCI Emerging Markets index is a market cap weighted index that is designed to measure equity market performance consisting of 25 emerging market country indexes. The MSCI EAFE Index is a market capitalization-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan. The Russell 2000 Index measures the performance of the smallest 2,000 companies in the Russell 3000 Index. You cannot directly invest in an index.

WisdomTree International Dividend Funds	1

Management’s Discussion of Funds’ Performance

The 17 WisdomTree Trust international dividend ETFs give investors access to major market capitalization segments of the international equity markets and various regions of the world. The WisdomTree international ETFs are designed to offer investors alternatives to market capitalization-weighted index equity funds, by tracking its proprietary indexes that are weighted based on dividends companies pay or the earnings they generate.

International Market Overview

The international equity markets, measured by the MSCI EAFE Index, a broad measure of equity performance for the developed world outside of the U.S and Canada, declined 46.51% in the 12 months that ended March 31, 2009 (the “period”). Tight credit, a weakening global economy and earnings concerns within a tepid operating environment pushed stock prices lower across the developed and developing world. During the last global recession in 2001 and 2002, real Gross Domestic Product (“GDP”) growth for the Eurozone1 was close to zero but never declined. Illustrating the depth of the 2008-2009 global recession, real GDP growth in the Eurozone economies contracted year-over-year, as of March 2009.

International equity markets witnessed a more vicious decline than the U.S. markets. This difference in international and U.S. returns was driven largely by currency movements. The U.S. Dollar was the primary beneficiary of the flock to safe assets, as investors viewed the U.S. Dollar as a safe haven. This, in turn, caused currencies like the Euro, British Pound, and Australian Dollar to decline in value. Measured against the U.S. Dollar, the Euro fell 16%, the British Pound fell 28% and the Australian Dollar fell 24%. These currency movements magnified the declines of the local equities for the U.S. investor because currency gains or losses compound the returns of international equity investments. The only two currencies in the developed world to maintain their value were the Japanese Yen and Hong Kong Dollar. Whereas the Hong Kong Dollar is pegged to the U.S. Dollar, the Japanese Yen benefited from heightened risk aversion and emerged as a safe haven currency that investors flocked to as they exited riskier positions.

Summary of Fund Performance versus Capitalization-Weighted Benchmarks for Year ended March 31, 2009

Ticker	WisdomTree Fund	1 Year	Capitalization-Weighted Benchmark Index	1 Year	1 Year Fund vs Index
DNL	WT Japan Equity Income Fund	(26.84)%	MSCI Japan Value Index	(29.43)%	2.59%
DFJ	WT Japan SmallCap Dividend Fund	(27.98)%	MSCI Japan SmallCap Index	(30.18)%	2.20%
DXJ	WT Japan Total Dividend Fund	(32.36)%	MSCI Japan Index	(35.98)%	3.62%
DEM	WT EM Equity Income Fund	(36.21)%	MSCI Emerging Markets Index	(47.07)%	10.86%
DGS	WT EM SmallCap Dividend Fund	(40.81)%	MSCI Emerging Markets Small Cap Index	(49.99)%	9.18%
DND	WT Pacific ex-Japan Total Div Fund	(42.77)%	MSCI Pacific ex-Japan Index	(44.35)%	1.58%
DNH	WT Pacific ex-Japan Equity Income Fund	(44.42)%	MSCI Pacific ex-Japan Value Index	(44.71)%	0.29%
DOL	WT Intl LargeCap Dividend Fund	(45.57)%	MSCI EAFE Index	(46.51)%	0.94%
DIM	WT Intl MidCap Dividend Fund	(46.43)%	MSCI EAFE MidCap Index	(48.22)%	1.79%
DWM	WT DEFA Fund	(46.61)%	MSCI EAFE Index	(46.51)%	(0.10)%
DTH	WT DEFA Equity Income Fund	(48.27)%	MSCI EAFE Value Index	(47.72)%	(0.55)%
DEB	WT Europe Total Dividend Fund	(48.70)%	MSCI Europe Index	(49.91)%	1.21%
DLS	WT Intl SmallCap Dividend Fund	(49.23)%	MSCI EAFE SmallCap Index	(48.95)%	(0.28)%
DOO	WT Intl Dividend ex-Financials Fund†	(49.95)%	MSCI EAFE Value Index	(47.72)%	(2.23)%
DEW	WT Europe Equity Income Fund	(50.56)%	MSCI Europe Value Index	(53.47)%	2.91%
DFE	WT Europe SmallCap Dividend Fund	(56.75)%	MSCI Europe SmallCap Index	(55.04)%	(1.71)%
GULF	WT Middle East Dividend Fund*	N/A	MSCI Arabian Markets ex-Saudi Arabia Index	(57.91)%	N/A
*	Information is not presented for the WisdomTree Middle East Dividend Fund as this Fund commenced operations on July 16, 2008 and therefore does not have a full reporting year’s worth of performance.

2	WisdomTree International Dividend Funds

Management’s Discussion of Funds’ Performance

In all, 11 of WisdomTree’s 16 international funds outperformed their comparable market capitalization-weighted benchmarks for the period.

Fueled by gains in the Japanese Yen relative to the other international currencies, WisdomTree’s Japan Funds were the WisdomTree Trust’s best-performing international equity funds on an absolute return basis for the period. Conversely, two of WisdomTree’s three European funds were among the Trust’s worst absolute performing funds. This underperformance can be attributed to losses in the Euro and British Pound versus the U.S. Dollar. The Europe SmallCap Dividend Fund was the Trust’s worst performing fund, hurt both by the fall in the Euro, as well as greater exposure to the Consumer Discretionary sector. Due to the weak economy and from fears of losing jobs, consumers were hesitant to make large purchases and stocks for that sector under performed the broader markets.

The WisdomTree Emerging Markets Funds performed significantly better than their capitalization-weighted benchmarks for the period. Because of its fundamentally weighted methodology, the WisdomTree Funds had less exposure to the “BRIC” region (known as Brazil, Russia, India, and China), which experienced more significant declines than other markets. BRIC regions sold at higher valuation multiples at the beginning of the period and fell further during the bear market. The Funds had greater exposure to Taiwan and other countries that experienced less significant declines.

The Pacific ex-Japan Funds benefited from its significant exposure to the Australian markets and in particular Australian banks. Australian banks generally performed better than international banks from other countries. The largest Australian banks typically had less exposure to the sub-prime loans from the U.S. and other deteriorating assets that caused balance sheet write-downs at banks across the world. The Funds also benefited from the stability in the Hong Kong Dollar. The WisdomTree Europe Equity Income Fund, the WisdomTree DEFA Equity Income Fund, and the WisdomTree International Dividend Top 100 Fund are each focused on high dividend-yielding securities and therefore had significant exposure to the financial sector, which has historically paid above average dividends. However, the financial sector’s overall problems discussed above had a significant adverse impact on the performance of those Funds for the period.

The views expressed in this report reflect those of WisdomTree Asset Management only through the end of the period of the report as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information.

[1]	The Eurozone is a currency union of 16 European Union (EU) states which have adopted the Euro as their sole currency.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month end performance information visit www.wisdomtree.com.

The MSCI EAFE Index is a market capitalization-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan; the MSCI EAFE Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of mid capitalization equities in the developed markets excluding the US & Canada; the MSCI EAFE Small Cap Index measures the performance of small cap stocks in the MSCI EAFE Index; the MSCI Europe Index is a subset of the MSCI EAFE Index and represents the performance of Western Europe, developed market equity performance; the MSCI Europe

WisdomTree International Dividend Funds	3

Management’s Discussion of Funds’ Performance (concluded)

Small Cap Index measures the performance of small cap stocks in the MCSI Europe Index; the MSCI Europe Value Index measures the performance of value stocks the MSCI Europe Index; the MSCI Japan Index is a market cap-weighted index that measures the performance of the Japanese equity markets; the MSCI Japan Value Index measures the performance of value stocks in the MSCI Japan Index; the MSCI Japan Small Cap Index measures the performance of small cap stocks in the MSCI Japan Index; the MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index and measures the performance of stocks in Australia, Hong Kong, Singapore, and New Zealand; the MSCI Pacific ex-Japan Value Index measures the performance of value stocks in the MSCI Pacific ex-Japan Index; the MSCI Emerging Markets Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small capitalization equities in the emerging markets; the MSCI Arabian Markets ex-Saudi Arabia Index is a free float-adjusted market capitalization index that is designed to measure the performance of stocks in the Gulf Cooperation Council (GCC) countries and the neighboring region: the United Arab Emirates, Kuwait, Qatar, Bahrain, Oman, Egypt, Jordan, and Morocco; the MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance; the MSCI EAFE Value Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the performance of “value” stocks within the developed market equity performance, excluding the US & Canada. Index performance information assumes the reinvestment of gross dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

†	Formerly WisdomTree International Dividend Top 100 Fund. Data representative of former investment objective.

4	WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree DEFA Fund

Country Breakdown† as of 3/31/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. Money market funds or investments of cash collateral for securities loaned.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
TOTAL S.A.	2.1%
BP PLC	2.1%
Vodafone Group PLC	1.8%
France Telecom S.A.	1.7%
Sanofi-Aventis S.A.	1.6%
HSBC Holdings PLC	1.5%
Deutsche Telekom AG	1.5%
ENI SpA	1.5%
GlaxoSmithKline PLC	1.4%
Telefonica S.A.	1.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Dividend Index of Europe, Far East Asia and Australasia (DEFA) Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index of Europe. Far East Asia and Australasia Index (WisdomTree DEFA Index). Beginning on or about June 30, 2009, the WisdomTree DEFA Fund intends to begin operating as a “fund of funds”. Thereafter, the Fund will attempt to achieve its investment objective by investing primarily in other WisdomTree exchange traded funds (“ETFs”). Instead of investing in several hundred securities, the Fund will now invest in only a few WisdomTree ETFs that, in turn, seek to track subsets of the WisdomTree DEFA Index. The Fund currently intends to invest in the WisdomTree Europe Total Dividend, Japan Total Dividend and Pacific ex-Japan Total Dividend Funds. By investing in these ETFs the Fund will achieve exposure to the securities in the DEFA Index. This change is intended to increase the efficiency of the Fund’s operations and facilitate trading in Fund shares.

The WisdomTree DEFA Fund (Ticker Symbol: DWM) returned (46.61)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). United Kingdom detracted the most from returns, with an average weight of 20.97% of the Fund and returns of (46.40)% over the period. The Fund’s decline was least affected by New Zealand which returned (41.10)%, with an average weight of 0.40% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.48%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree DEFA Index	MSCI EAFE Index
One Year	(46.61)%	(46.99)%	(46.03)%	(46.51)%
Since Inception[1]	(12.67)%	(12.72)%	(12.08)%	(14.17)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The Investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Funds	5

Performance Summary (unaudited)

WisdomTree DEFA Equity Income Fund

(Formerly WisdomTree DEFA High-Yielding Equity Fund)

Country Breakdown† as of 3/31/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
TOTAL S.A.	3.7%
BP PLC	3.6%
France Telecom S.A.	3.5%
Vodafone Group PLC	3.2%
Sanofi-Aventis S.A.	3.0%
GlaxoSmithKline PLC	2.8%
HSBC Holdings PLC	2.6%
ENI SpA	2.6%
Deutsche Telekom AG	2.4%
Telefonica S.A.	2.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree DEFA Equity Income Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree DEFA Equity Income Index.

The WisdomTree DEFA Equity Income Fund (Ticker Symbol: DTH) returned (48.27)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). United Kingdom detracted the most from returns, with an average weight of 24.43% of the Fund and returns of (47.24)% over the period. The Fund’s decline was least affected by Austria which returned (59.99)%, with an average weight of 0.15% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs. NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree DEFA Equity Income Index	MSCI EAFE Value Index
One Year	(48.27)%	(48.43)%	(48.01)%	(47.72)%
Since Inception[1]	(14.49)%	(14.65)%	(13.46)%	(15.96)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

6	WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree Europe Total Dividend Fund

Country Breakdown† as of 3/31/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
TOTAL S.A.	2.9%
BP PLC	2.8%
France Telecom S.A.	2.7%
Vodafone Group PLC	2.5%
Sanofi-Aventis S.A.	2.3%
GlaxoSmithKline PLC	2.1%
ENI SpA	2.0%
HSBC Holdings PLC	2.0%
Telefonica S.A.	2.0%
Deutsche Telekom AG	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Europe Total Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Europe Dividend Index.

The WisdomTree Europe Total Dividend Fund (Ticker Symbol: DEB) returned (48.70)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). United Kingdom detracted the most from returns, with an average weight of 28.44% of the Fund and returns of (45.64)% over the period. The Fund’s decline was least affected by Portugal which returned (44.72)%, with an average weight of 0.84% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.48%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree Europe Dividend Index	MSCI Europe Index
One Year	(48.70)%	(48.80)%	(48.70)%	(49.91)%
Since Inception[1]	(14.17)%	(14.33)%	(13.45)%	(14.41)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Funds	7

Performance Summary (unaudited)

WisdomTree Europe Equity Income Fund

(Formerly WisdomTree Europe High-Yielding Equity Fund)

Country Breakdown† as of 3/31/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
TOTAL S.A.	6.4%
France Telecom S.A.	5.8%
Vodafone Group PLC	5.5%
Sanofi-Aventis S.A.	5.2%
GlaxoSmithKline PLC	4.7%
HSBC Holdings PLC	4.4%
ENI SpA	4.3%
Deutsche Telekom AG	4.2%
BNP Paribas	2.9%
Banco Santander S.A.	2.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Europe Equity Income Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Europe Equity Income Index. Beginning on or after June 19, 2009, the WisdomTree Europe Equity Income Fund will change its investment objective and be renamed the WisdomTree Global Equity Income Fund. The Fund will become a “global” fund that invests in securities listed in the U.S., developed markets and emerging markets. The Fund will no longer focus its investments on European equity securities (though European securities will continue to be heavily represented in the Fund). The Fund’s investment objective will be to seek to track the price and yield performance, before fees and expenses, of the WisdomTree Global High-Yielding Equity Index. The Global High-Yielding Equity Index is a fundamentally weighted index that measures the performance of high dividend-yielding companies in the U.S., developed and emerging markets. In addition, beginning on or after June 19, 2009, the Fund will seek to achieve its investment objective by investing primarily in other WisdomTree exchange traded funds (“ETFs”). Instead of investing in several hundred securities, the Fund will now invest in only a few WisdomTree ETFs that, in turn, seek to track subsets of the WisdomTree Global High-Yielding Equity Index. The Fund intends to invest primarily in the WisdomTree Equity Income Fund, DEFA Equity Income Fund and Emerging Markets Equity Income Fund. By investing in these ETFs the Fund will achieve exposure to the securities in the Index. This change is intended to increase the efficiency of the Fund’s operations and facilitate trading in Fund shares.

The WisdomTree Europe Equity Income Fund (Ticker Symbol: DEW) returned (50.56)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). United Kingdom detracted the most from returns, with an average weight of 30.72% of the Fund and returns of (48.67)% over the period. The Fund’s decline was least affected by Austria which returned (24.86)%, with an average weight of 0.29% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree Europe Equity Income Index	MSCI Europe Value Index
One Year	(50.56)%	(50.54)%	(50.35)%	(53.47)%
Since Inception[1]	(16.43)%	(16.54)%	(15.89)%	(18.25)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

8	WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree Europe SmallCap Dividend Fund

Country Breakdown† as of 3/31/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
Bellway PLC	1.7%
Electrocomponents PLC	1.7%
Debenhams PLC	1.5%
Uponor Oyj	1.5%
Close Brothers Group PLC	1.5%
Kungsleden AB	1.4%
Jardine Lloyd Thompson Group PLC	1.3%
Uralita SA	1.3%
Brit Insurance Holdings PLC	1.2%
Credito Artigiano SpA	1.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Europe SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index.

The WisdomTree Europe SmallCap Dividend Fund (Ticker Symbol: DFE) returned (56.75)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). United Kingdom detracted the most from returns, with an average weight of 39.24% of the Fund and returns of (52.96)% over the period. The Fund’s decline was least affected by Switzerland which returned (54.48)%, with an average weight of 0.87% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree Europe SmallCap Dividend Index	MSCI Europe SmallCap Index
One Year	(56.75)%	(56.69)%	(56.61)%	(55.04)%
Since Inception[1]	(19.76)%	(20.10)%	(19.85)%	(17.82)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Funds	9

Performance Summary (unaudited)

WisdomTree Japan Total Dividend Fund

Sector Breakdown† as of 3/31/09‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
Toyota Motor Corp.	7.0%
NTT DoCoMo, Inc.	4.9%
Nippon Telegraph & Telephone Corp.	3.2%
Honda Motor Co., Ltd.	2.6%
Takeda Pharmaceutical Co., Ltd.	2.1%
Tokyo Electric Power Co., Inc. (The)	1.8%
Canon, Inc.	1.7%
Mitsubishi UFJ Financial Group, Inc.	1.6%
Kansai Electric Power Co., Inc. (The)	1.4%
Panasonic Corp.	1.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Japan Total Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Japan Dividend Index.

The WisdomTree Japan Total Dividend Fund (Ticker Symbol: DXJ) returned (32.36)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). Consumer Discretionary detracted the most from returns, with an average weight of 21.62% of the Fund and returns of (37.41)% over the period. The Fund’s decline was least affected by Energy which returned (2.48)%, with an average weight of 1.56% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.48%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree Japan Dividend Index	MSCI Japan Index
One Year	(32.36)%	(30.43)%	(33.08)%	(35.98)%
Since Inception[1]	(13.92)%	(12.93)%	(14.15)%	(15.95)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

10	WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree Japan Equity Income Fund

(Formerly WisdomTree Japan High-Yielding Equity Fund)

Sector Breakdown† as of 3/31/09‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
NTT DoCoMo, Inc.	10.6%
Toyota Motor Corp.	10.2%
Honda Motor Co., Ltd.	6.9%
Takeda Pharmaceutical Co., Ltd.	6.5%
Tokyo Electric Power Co., Inc. (The)	4.9%
Kansai Electric Power Co., Inc. (The)	3.4%
Chubu Electric Power Co., Inc.	2.6%
Astellas Pharma, Inc.	2.6%
Daiichi Sankyo Co., Ltd.	2.1%
Eisai Co., Ltd.	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Japan Equity Income Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Japan Equity Income Index. Beginning on or after June 19, 2009, the WisdomTree Japan Equity Income Fund will change its investment objective and be renamed the WisdomTree World ex-US Growth Fund. The Fund will change its investment objective so that it seeks to track the performance of the WisdomTree World ex-US Growth Index. This Index is a fundamentally weighted index that measures the performance of growth companies in the developed and emerging markets outside of the United States. The Index consists of dividend paying companies that pass WisdomTree’s market capitalization, liquidity, and other requirements. The change is not expected to generate any significant tax consequences for Fund investors. The Fund’s expense ratio will not change. The Fund will invest in developed and emerging market securities. Emerging market securities are subject to additional risks not associated with investing in U.S. securities or securities from more developed markets. These risks include greater price volatility, lower trading volume and liquidity and greater social, political and economic uncertainty.

The WisdomTree Japan Equity Income Fund (Ticker Symbol: DNL) returned (26.84)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). Consumer Discretionary detracted the most from returns, with an average weight of 26.09% of the Fund and returns of (33.05)% over the period. The Fund’s decline was least affected by Consumer Staples which returned (10.15)%, with an average weight of 2.54% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree Japan Equity Income Index	MSCI Japan Value Index
One Year	(26.84)%	(25.48)%	(26.77)%	(29.43)%
Since Inception[1]	(10.16)%	(9.35)%	(9.92)%	(11.56)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Funds	11

Performance Summary (unaudited)

WisdomTree Japan SmallCap Dividend Fund

Sector Breakdown† as of 3/31/09‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
Heiwa Corp.	0.9%
Matsui Securities Co., Ltd.	0.9%
Park24 Co., Ltd.	0.7%
Sangetsu Co., Ltd.	0.7%
Pacific Metals Co., Ltd.	0.6%
Nipro Corp.	0.6%
Ryosan Co., Ltd.	0.6%
QP Corp.	0.6%
Nippon Kayaku Co., Ltd.	0.6%
Saibu Gas Co., Ltd.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Japan SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index.

The WisdomTree Japan SmallCap Dividend Fund (Ticker Symbol: DFJ) returned (27.98)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). Industrials detracted the most from returns, with an average weight of 24.01% of the Fund and returns of (29.25)% over the period. The Fund benefitted most by Utilities which returned 11.86%, but only comprised on average 0.56% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree Japan SmallCapDividend Index	MSCI Japan SmallCap Index
One Year	(27.98)%	(27.18)%	(28.38)%	(30.18)%
Since Inception[1]	(14.87)%	(14.01)%	(14.77)%	(17.23)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The Investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

12	WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree Pacific ex-Japan Total Dividend Fund

Country Breakdown† as of 3/31/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
China Mobile Ltd.	6.9%
Westpac Banking Corp.	6.9%
Commonwealth Bank of Australia	6.4%
National Australia Bank Ltd.	5.1%
Australia & New Zealand Banking Group Ltd.	4.6%
Telstra Corp., Ltd.	4.6%
Singapore Telecommunications Ltd.	3.3%
BHP Billiton Ltd.	3.2%
CNOOC Ltd.	2.2%
Woolworths Ltd.	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Pacific ex-Japan Total Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan Dividend Index.

The WisdomTree Pacific ex-Japan Total Dividend Fund (Ticker Symbol: DND) returned (42.77)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, Please see below). Australia detracted the most from returns, with an average weight of 59.83% of the Fund and returns of (43.21)% over the period. The Fund’s decline was least affected by New Zealand which returned (42.39)%, with an average weight of 2.83% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.48%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree Pacific ex-Japan Dividend Index	MSCI Pacific ex-Japan Index
One Year	(42.77)%	(42.67)%	(42.44)%	(44.35)%
Since Inception[1]	(5.04)%	(4.80)%	(4.10)%	(8.07)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an Investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Funds	13

Performance Summary (unaudited)

WisdomTree Pacific ex-Japan Equity Income Fund

(Formerly WisdomTree Pacific ex-Japan High-Yielding Equity Fund)

Country Breakdown† as of 3/31/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
Westpac Banking Corp.	8.8%
Commonwealth Bank of Australia	7.7%
Australia & New Zealand Banking Group Ltd.	7.4%
National Australia Bank Ltd.	7.3%
Telstra Corp. Ltd.	7.2%
Wesfarmers Ltd.	3.2%
AMP Ltd.	3.0%
Insurance Australia Group Ltd.	2.9%
Macquarie Group Ltd.	2.9%
Foster’s Group Ltd.	2.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Pacific ex-Japan Equity Income Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan Equity Income Index.

The WisdomTree Pacific ex-Japan Equity Income Fund (Ticker Symbol: DNH) returned (44.42)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). Australia detracted the most from returns, with an average weight of 88.93% of the Fund and returns of (44.93)% over the period. The Fund’s decline was least affected by Hong Kong which returned (25.60)%, with an average weight of 2.81% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFS, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree Pacific ex-Japan Equity Income Index	MSCI Pacific ex-Japan Value Index
One Year	(44.42)%	(44.67)%	(44.26)%	(44.71)%
Since Inception[1]	(9.29)%	(9.25)%	(8.74)%	(10.79)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

14	WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree International LargeCap Dividend Fund

Country Breakdown† as of 3/31/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
TOTAL S.A.	2.8%
BP PLC	2.7%
France Telecom S.A.	2.6%
Vodafone Group PLC	2.4%
Sanofi-Aventis S.A.	2.2%
GlaxoSmithKline PLC	2.0%
ENI SpA	1.9%
HSBC Holdings PLC	1.9%
Deutsche Telekom AG	1.9%
Telefonica S.A.	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International LargeCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index.

The WisdomTree International LargeCap Dividend Fund (Ticker Symbol: DOL) returned (45.57)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). United Kingdom detracted the most from returns, with an average weight of 22.55% of the Fund and returns of (44.63)% over the period. The Fund’s decline was least affected by Portugal which returned (38.26)%, with an average weight of 0.17% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.48%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree International LargeCap Dividend Index	MSCI EAFE Index
One Year	(45.57)%	(45.27)%	(45.88)%	(46.51)%
Since Inception[1]	(12.34)%	(12.36)%	(11.95)%	(14.17)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Funds	15

Performance Summary (unaudited)

WisdomTree International Dividend ex-Financials Fund

(Formerly WisdomTree International Dividend Top 100 Fund)

Country Breakdown † as of 3/31/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
Westpac Banking Corp.	4.3%
France Telecom S.A.	2.7%
Deutsche Telekom AG	2.3%
Commonwealth Bank of Australia	2.2%
Australia & New Zealand Banking Group Ltd.	2.2%
Banca Monte dei Paschi di Siena SpA	2.1%
Belgacom S.A.	2.1%
Sanofi-Aventis S.A.	2.0%
Snam Rete Gas SpA	2.0%
National Australia Bank Ltd.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Dividend ex-Financials Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index. Effective May 7, 2009, the WisdomTree International Dividend Top 100 Fund changed its investment objective and was renamed to the WisdomTree International Dividend ex-Financials Fund. The renamed Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index. The WisdomTree International Dividend ex-Financials Index measures the performance of high dividend-yielding international stocks outside the financial sector. The information presented on this page and throughout this financial report is reflective of the WisdomTree International Dividend Top 100 Fund.

The WisdomTree International Dividend ex-Financials Fund (Ticker Symbol: DOO) returned (49.95)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). France detracted the most from returns, with an average weight of 17.87% of the Fund and returns of (52.09)% over the period. The Fund benefitted most by Portugal which returned 3.23%, but only comprised on average 0.26% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree International Dividend ex-Financials Index	MSCI EAFE Value Index
One Year	(49.95)%	(50.05)%	(50.07)%	(47.72)%
Since Inception[1]	(13.71)%	(14.06)%	(13.33)%	(15.96)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

16	WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree International MidCap Dividend Fund

Country Breakdown† as of 3/31/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
Portugal Telecom, SGPS, S.A.	1.0%
Telecom Italia SpA RSP	0.9%
Mediaset SpA	0.9%
Insurance Australia Group Ltd.	0.9%
Foster’s Group Ltd.	0.9%
Marks & Spencer Group PLC	0.8%
Kingfisher PLC	0.7%
Deutsche Lufthansa AG	0.7%
Telecom Corp. of New Zealand Ltd.	0.7%
Ciba Holding AG	0.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International MidCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index.

The WisdomTree International MidCap Dividend Fund (Ticker Symbol: DIM) returned (46.43)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). United Kingdom detracted the most from returns, with an average weight of 15.14% of the Fund and returns of (48.07)% over the period. The Fund’s decline was least affected by Norway which returned (58.24)%, with an average weight of 0.66% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree International MidCap Dividend Index	MSCI EAFE MidCap Index
One Year	(46.43)%	(46.20)%	(47.30)%	(48.22)%
Since Inception[1]	(12.33)%	(12.43)%	(12.56)%	(15.62)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Funds	17

Performance Summary (unaudited)

WisdomTree International SmallCap Dividend Fund

Country Breakdown† as of 3/31/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
Nexity	0.8%
Vector Ltd.	0.7%
Provident Financial PLC	0.7%
Sky City Entertainment Group Ltd.	0.6%
Orion Oyj Class B	0.6%
Jardine Lloyd Thompson Group PLC	0.6%
Electrocomponents PLC	0.6%
Goodman Fielder Ltd.	0.6%
Bellway PLC	0.5%
David Jones Ltd.	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index.

The WisdomTree International SmallCap Dividend Fund (Ticker Symbol: DLS) returned (49.23)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). United Kingdom detracted the most from returns, with an average weight of 17.34% of the Fund and returns of (51.75)% over the period. The Fund’s decline was least affected by Switzerland which returned (56.46)%, with an average weight of 0.39% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree International SmallCap Dividend Index	MSCI EAFE SmallCap Index
One Year	(49.23)%	(49.24)%	(48.96)%	(48.95)%
Since Inception[1]	(15.12)%	(15.09)%	(15.14)%	(17.32)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

18	WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets Equity Income Fund

(Formerly WisdomTree Emerging Markets High-Yielding Equity Fund)

Country Breakdown† as of 3/31/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	6.0%
Chunghwa Telecom Co., Ltd.	2.9%
Formosa Petrochemical Corp.	2.9%
Telefonica O2 Czech Republic AS	2.0%
CPFL Energia S.A.	2.0%
Nan Ya Plastics Corp.	1.9%
FirstRand Ltd.	1.7%
Telekomunikacja Polska S.A.	1.6%
Telekom Malaysia Bhd	1.6%
Advance Info. Service PLC	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Emerging Markets Equity Income Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Equity Income Index.

The WisdomTree Emerging Markets Equity Income Fund (Ticker Symbol: DEM) returned (36.21)% for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). Taiwan detracted the most from returns, with an average weight of 28.56% of the Fund and returns of (37.07)% over the period. The Fund’s decline was least affected by Hong Kong which returned (29.49)%, with an average weight of 1.46% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.63%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree Emerging Markets Equity Income Index	MSCI Emerging Markets Index
One Year	(36.21)%	(35.92)%	(36.16)%	(47.07)%
Since Inception[1]	(21.59)%	(22.38)%	(21.31)%	(31.97)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on July 13, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Funds	19

Performance Summary (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund

Country Breakdown† as of 3/31/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
Growthpoint Properties Ltd.	1.6%
Berjaya Sports Toto Bhd	1.3%
Gamuda Bhd	1.1%
Grupo Continental SAB de C.V.	1.1%
Malaysian Bulk Carriers Bhd	1.0%
Foschini Ltd.	1.0%
Wan Hai Lines Ltd.	0.9%
Truworths International Ltd.	0.9%
Ratchaburi Electricity Generating Holding PCL	0.9%
Quinenco SA	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Emerging Markets SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index.

The WisdomTree Emerging Markets SmallCap Dividend Fund (Ticker Symbol: DGS) returned (40.81)% for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). Taiwan detracted the most from returns, with an average weight of 28.14% of the Fund and returns of (45.02)% over the period. The Fund’s decline was least affected by Indonesia which returned (40.55)%, with an average weight of 1.45% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.63%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree Emerging Markets SmallCap Dividend Index	MSCI Emerging Markets SmallCap Index
One Year	(40.81)%	(41.50)%	(41.53)%	(49.99)%
Since Inception[1]	(38.15)%	(38.18)%	(38.26)%	(47.64)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on October 30, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

20	WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree Middle East Dividend Fund

Country Breakdown† as of 3/31/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
Maroc Telecom	13.6%
Telecom Egypt	4.1%
Egyptian Co. For Mobile Services	3.9%
National Bank of Kuwait	3.7%
Commercial Bank of Kuwait	3.2%
Emirates Nbd PJSC	3.2%
Bahrain Telecom Co.	3.1%
Jordan Telecom	3.0%
Arab Bank	3.0%
Qatar National Bank S.A.Q	2.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Middle East Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Middle East Dividend Index.

The WisdomTree Middle East Dividend Fund (Ticker Symbol: GULF) returned (50.67)% from its inception on July 16, 2008 through March 31, 2009 (for more complete performance information, please see below). United Arab Emirates detracted the most from returns, with an average weight of 14.68% of the Fund and returns of (70.14)% over the period. The Fund’s decline was least affected by Jordan which returned (32.33)%, with an average weight of 8.77% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.88%.

Performance as of 3/31/09

	Cumulative Total Return
	Net Asset Value	Market Price	WisdomTree Middle East Dividend Index	MSCI Arabian Markets ex-Saudia Arabia Index
One Year	N/A	N/A	N/A	(57.91)%
Since Inception[1]	(50.67)%	(50.94)%	(50.09)%	(57.24)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE Arca on July 16, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Funds	21

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 to March 31, 2009 for all Funds.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period 10/01/08 to 3/31/09” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

22	WisdomTree International Dividend Funds

Shareholder Expense Examples (unaudited) (continued)

	Beginning Account Value 10/01/08	Ending Account Value 3/31/09	Annualized Expense Ratio Based on the Period 10/01/08 to 3/31/09	Expenses Paid During the Period† 10/01/08 to 3/31/09
WisdomTree DEFA Fund
Actual	$1,000.00	$685.04	0.48%	$2.03
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	0.48%	$2.44
WisdomTree DEFA Equity Income Fund
Actual	$1,000.00	$655.68	0.58%	$2.41
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	0.58%	$2.95
WisdomTree Europe Total Dividend Fund
Actual	$1,000.00	$664.30	0.48%	$2.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	0.48%	$2.44
WisdomTree Europe Equity Income Fund
Actual	$1,000.00	$623.51	0.58%	$2.37
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	0.58%	$2.95
WisdomTree Europe SmallCap Dividend Fund
Actual	$1,000.00	$637.45	0.58%	$2.39
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	0.58%	$2.95
WisdomTree Japan Total Dividend Fund
Actual	$1,000.00	$791.85	0.48%	$2.16
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	0.48%	$2.44
WisdomTree Japan Equity Income Fund
Actual	$1,000.00	$816.30	0.58%	$2.65
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	0.58%	$2.95
WisdomTree Japan SmallCap Dividend Fund
Actual	$1,000.00	$860.26	0.58%	$2.71
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	0.58%	$2.95
WisdomTree Pacific ex-Japan Total Dividend Fund
Actual	$1,000.00	$724.77	0.48%	$2.08
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	0.48%	$2.44
WisdomTree Pacific ex-Japan Equity Income Fund
Actual	$1,000.00	$702.95	0.58%	$2.48
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	0.58%	$2.95
WisdomTree International LargeCap Dividend Fund
Actual	$1,000.00	$681.77	0.48%	$2.03
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	0.48%	$2.44
WisdomTree International Dividend ex-Financials Fund
Actual	$1,000.00	$643.30	0.58%	$2.39
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	0.58%	$2.95
WisdomTree International MidCap Dividend Fund
Actual	$1,000.00	$703.20	0.58%	$2.48
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	0.58%	$2.95
WisdomTree International SmallCap Dividend Fund
Actual	$1,000.00	$721.87	0.58%	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	0.58%	$2.95
WisdomTree Emerging Markets Equity Income Fund
Actual	$1,000.00	$771.60	0.63%	$2.80
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	0.63%	$3.20

WisdomTree International Dividend Funds	23

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 10/01/08	Ending Account Value 3/31/09	Annualized Expense Ratio Based on the Period 10/01/08 to 3/31/09	Expenses Paid During the Period† 10/01/08 to 3/31/09
WisdomTree Emerging Markets SmallCap Dividend Fund
Actual	$1,000.00	$816.75	0.63%	$2.87
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	0.63%	$3.20
WisdomTree Middle East Dividend Fund
Actual	$1,000.00	$600.79	0.88%	$3.53
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	0.88%	$4.46

†	Expenses are calculating using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect one-half year period).

24	WisdomTree International Dividend Funds

Schedule of Investments

WisdomTree DEFA Fund

March 31, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 98.1%
Australia – 9.4%
A.B.C Learning Centres Ltd.†	240,663	$90,295
AGL Energy Ltd.	15,917	165,445
Amcor Ltd.	101,116	312,636
AMP Ltd.	167,358	546,518
Aristocrat Leisure Ltd.	49,302	116,810
ASX Ltd.	21,033	428,913
Austbrokers Holdings Ltd.	38,757	95,596
Australia & New Zealand Banking Group Ltd.	181,601	1,987,278
AXA Asia Pacific Holdings Ltd.	99,730	235,594
Bendigo and Adelaide Bank Ltd.	16,713	95,104
BHP Billiton Ltd.	91,226	2,022,578
Billabong International Ltd.	46,582	275,104
BlueScope Steel Ltd.	82,174	146,733
Boom Logistics Ltd.	100,137	31,657
Boral Ltd.	62,632	157,095
Brambles Ltd.	42,391	141,376
Breville Group Ltd.	29,578	12,639
Challenger Financial Services Group Ltd.	56,260	57,071
Coca-Cola Amatil Ltd.	91,934	553,803
Commonwealth Bank of Australia	117,402	2,832,958
Computershare Ltd.	62,460	381,027
CSL Ltd.	35,457	800,408
CSR Ltd.	206,281	171,989
David Jones Ltd.	41,193	80,138
Energy Developments Ltd.	76,673	67,656
Envestra Ltd.(a)	63,964	15,555
Fairfax Media Ltd.	172,480	121,637
Foster’s Group Ltd.	136,735	480,718
Goodman Fielder Ltd.	105,725	76,763
Harvey Norman Holdings Ltd.	166,297	296,946
Hastings Diversified Utilities Fund(a)	11,940	5,102
Insurance Australia Group Ltd.	152,724	371,394
Leighton Holdings Ltd.	19,178	257,170
Lend Lease Corp., Ltd.	46,700	210,582
Lion Nathan Ltd.	85,054	477,492
Macquarie Group Ltd.	23,001	432,289
Minara Resources Ltd.*	69,131	19,213
Mitchell Communications Group Ltd.	218,973	71,507
Mortgage Choice Ltd.	277,862	158,308
National Australia Bank Ltd.	160,503	2,241,501
Newcrest Mining Ltd.	9,750	221,723
Orica Ltd.	30,117	309,485
Origin Energy Ltd.	25,522	262,444
OZ Minerals Ltd.	1,097	423
Perpetual Ltd.	9,794	183,323
Photon Group Ltd.	48,647	32,786
Qantas Airways Ltd.	226,111	274,143
QBE Insurance Group Ltd.	53,702	719,005
Regional Express Holdings Ltd.	172,110	101,645
Reverse Corp., Ltd.	37,998	19,537
Rio Tinto Ltd.	11,360	446,503
Santos Ltd.	23,633	276,680

Investments	Shares	U.S. $ Value

Sigma Pharmaceuticals Ltd.	273,572	$201,482
Sonic Healthcare Ltd.	47,096	362,236
Suncorp-Metway Ltd.	80,258	334,579
TABCORP Holdings Ltd.	53,199	240,257
Tatts Group Ltd.	57,562	110,784
Telstra Corp., Ltd.	916,473	2,044,017
Toll Holdings Ltd.	46,666	202,647
Wesfarmers Ltd.	39,547	517,946
Wesfarmers Ltd. PPS*	5,740	75,775
West Australian Newspapers Holdings Ltd.	7,027	21,629
Westpac Banking Corp.	228,176	3,026,465
Woodside Petroleum Ltd.	16,533	437,660
Woolworths Ltd.	51,501	894,930

Total Australia		28,360,702
Austria – 0.4%
Andritz AG*	4,789	147,260
BWT AG*	6,726	132,166
Erste Group Bank AG*	4,588	77,667
Flughafen Wien AG*	2,204	64,407
OMV AG*	9,810	328,223
POLYTEC Holding AG*	6,346	11,627
Telekom Austria AG*	21,999	332,972
voestalpine AG*	7,853	102,700
Zumtobel AG*	4,087	29,573

Total Austria		1,226,595
Belgium – 1.3%
Anheuser-Busch InBev N.V.*	49,366	1,359,695
Bekaert S.A.*	1,245	83,955
Belgacom S.A.*	21,674	679,127
Cofinimmo*	1,473	156,945
Colruyt S.A.*	627	143,751
Compagnie Maritime Belge S.A.*	6,720	146,948
Delhaize Group*	2,661	172,446
Euronav N.V.*	4,689	68,979
Mobistar S.A.*	3,690	232,958
Omega Pharma S.A.*	2,235	49,155
Solvay S.A.*	3,270	229,018
UCB S.A.*	24,556	723,461

Total Belgium		4,046,438
Cayman Islands – 0.0%
Hopewell Highway Infrastructure Ltd.	3,300	1,861
Denmark – 0.4%
A/S Dampskibsselskabet Torm*	8,379	63,927
Dalhoff Larsen & Horneman A/S Class B*	9,523	23,426
Danisco A/S*	2,918	87,256
H. Lundbeck A/S*	18,279	311,175
Novo Nordisk A/S Class B*	14,802	708,457

Total Denmark		1,194,241
Finland – 1.5%
Elisa Oyj*	2,840	41,440
Fortum Oyj*	37,875	721,613
KCI Konecranes Oyj*	5,667	94,803

See Notes to Financial Statements.

WisdomTree International Dividend Funds	25

Schedule of Investments (continued)

WisdomTree DEFA Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Kemira Oyj*	15,770	$101,130
Kesko Oyj Class B*	4,379	90,873
Metso Oyj*	3,789	44,773
Nokia Oyj*	140,002	1,650,621
Nokian Renkaat Oyj*	7,569	88,836
Outokumpu Oyj*	12,681	137,386
PKC Group Oyj*	11,908	42,688
Rautaruukki Oyj*	11,321	181,273
Sampo Oyj Class A*	30,237	446,420
Sanoma Oyj*	9,837	125,643
Stora Enso Oyj Class R*	51,803	183,639
UPM-Kymmene Oyj*	42,205	243,755
Uponor Oyj*	12,584	117,456
Wartsila Oyj*	3,789	79,937

Total Finland		4,392,286
France – 16.4%
ABC Arbitrage*	25,797	209,272
Accor S.A.*	13,860	482,407
Aeroports de Paris*	3,133	166,387
Air France-KLM*	14,586	129,751
Air Liquide S.A.*	11,572	940,977
Assystem*	28,962	203,800
AXA S.A.*	209,476	2,516,998
BNP Paribas*	65,242	2,695,671
Bouygues S.A.*	14,943	534,088
Carrefour S.A.*	27,533	1,074,734
Casino Guichard Perrachon S.A.*	10,157	661,057
Christian Dior S.A.*	8,215	450,189
Cie de Saint-Gobain*	22,209	622,763
CNP Assurances*	8,214	518,022
Compagnie Generale des Etablissements Michelin Class B*	9,238	342,570
Credit Agricole S.A.*	203,106	2,241,446
Electricite de France*	54,658	2,143,339
Euler Hermes S.A.*	8,461	279,157
Fimalac*	2,504	85,125
Fonciere Des Regions*	1,880	88,249
France Telecom S.A.*	227,962	5,190,709
Gaz de France Suez*	72,437	2,486,114
GFI Informatique*	24,449	73,686
Groupe Danone*	16,885	821,852
Groupe Steria SCA*	3,833	54,122
Haulotte Group*	5,669	23,785
Hermes International*	7,181	834,816
Imerys S.A.*	5,714	209,046
IMS-Intl Metal Service*	5,513	75,758
LaCie S.A.*	24,251	60,854
Lafarge S.A.*	7,650	344,218
Lagardere SCA*	10,234	287,176
Legrand S.A.*	17,477	303,627
L’Oreal S.A.*	16,681	1,147,234
LVMH Moet Hennessy Louis Vuitton S.A.*	12,381	777,365
Manitou BF S.A.*	9,620	61,947
Neopost S.A.*	3,619	280,633

Investments	Shares	U.S. $ Value

Nexity	12,814	$273,912
NRJ Group*	30,727	180,319
PagesJaunes Groupe	40,115	339,111
Peugeot S.A.*	10,056	190,123
PPR*	6,720	430,761
Sanofi-Aventis S.A.*	85,024	4,784,125
Schneider Electric S.A.*	11,740	781,075
SCOR SE*	20,823	428,386
Societe BIC S.A.*	10,067	494,474
Societe Des Autoroutes Paris-Rhin-Rhone*	14,951	952,623
Societe Fonciere Financiere et de Participations FFP	2,345	85,838
Societe Generale*	23,566	923,013
Societe Television Francaise 1*	23,396	183,302
Technip S.A.*	10,092	356,551
TOTAL S.A.*	128,813	6,400,613
Trigano S.A.*	3,134	22,137
Vallourec S.A.*	1,925	178,422
Veolia Environnement*	14,599	304,702
Vinci S.A.	20,990	779,062
Vivendi*	71,277	1,885,592
Wendel*	1,453	38,390
Zodiac *	7,214	182,845

Total France		49,614,320
Germany – 8.1%
Allianz SE*	29,052	2,440,087
BASF SE*	41,239	1,247,822
Bayer AG*	26,622	1,272,457
Bayerische Motoren Werke AG*	11,804	341,497
Beate Uhse AG*	91,232	72,677
Beiersdorf AG*	8,484	380,618
Comdirect Bank AG*	11,374	83,057
Daimler AG*	67,254	1,703,713
Deutsche Bank AG*	46,112	1,855,054
Deutsche Boerse AG*	6,234	375,605
Deutsche Lufthansa AG*	33,067	358,688
Deutsche Post AG*	52,412	564,354
Deutsche Telekom AG*	371,359	4,610,050
E.ON AG*	77,508	2,151,794
Fraport AG Frankfurt Airport Services Worldwide*	6,043	194,404
Fresenius Medical Care AG & Co. KGaA*	10,678	414,824
Generali Deutschland Holding AG*	2,778	210,236
GFK AG*	2,292	54,167
Heidelberger Druckmaschinen AG*	16,267	78,616
IDS Scheer AG*	5,949	54,973
Indus Holding AG*	5,587	64,610
MAN AG*	5,971	260,029
Merck KGaA*	4,272	377,524
Muenchener Rueckversicherungs AG*	8,601	1,048,315
RWE AG*	18,670	1,309,063
Salzgitter AG*	2,736	152,859
SAP AG*	10,022	355,010
Siemens AG*	22,683	1,295,299
ThyssenKrupp AG*	17,956	313,975

See Notes to Financial Statements.

26	WisdomTree International Dividend Funds

Schedule of Investments (continued)

WisdomTree DEFA Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Vivacon AG*	17,997	$50,179
Volkswagen AG*	2,786	855,572
Wacker Chemie AG*	1,019	84,599

Total Germany		24,631,727
Hong Kong – 3.4%
Bank of East Asia Ltd.	92,202	177,979
Cheung Kong Holdings Ltd.	76,969	662,926
China Merchants Holdings International Co., Ltd.	35,046	80,674
China Mobile Ltd.	400,624	3,489,306
China Overseas Land & Investment Ltd.	95,075	149,176
China Resources Enterprise	30,016	46,476
China Travel International Investment Hong Kong Ltd.	518,067	91,581
China Unicom Hong Kong Ltd.	377,601	403,424
CLP Holdings Ltd.	68,000	467,226
CNOOC Ltd.	964,157	955,448
Denway Motors Ltd.	142,056	54,989
Hang Seng Bank Ltd.	115,206	1,160,236
Hong Kong Exchanges and Clearing Ltd.	39,700	374,973
HongKong Electric Holdings	51,000	302,710
Hopewell Holdings Ltd.	33,008	86,673
MTR Corp.	150,034	360,856
New World Development Ltd.	110,954	110,668
Shanghai Industrial Holdings Ltd.	75,008	207,603
Shougang Concord International Enterprises Co., Ltd.	1,208,000	124,697
Sino Land Co.	65,969	65,969
Sun Hung Kai Properties Ltd.	66,415	594,735
Television Broadcasts Ltd.	33,009	105,416
Wharf Holdings Ltd.	77,969	193,564
Wing Hang Bank Ltd.	15,506	74,329

Total Hong Kong		10,341,634
Ireland – 0.2%
CRH PLC	16,606	357,571
DCC PLC	7,059	106,844
FBD Holdings PLC	9,445	75,366
FBD Holdings PLC Redemption Shares†	7,177	95
Glanbia PLC	13,082	35,954
Kerry Group PLC Class A	927	18,769

Total Ireland		594,599
Italy – 5.6%
A2A SpA*	190,945	289,771
AcegasAps SpA*	14,830	84,765
Actelios SpA*	6,734	28,253
Alleanza Assicurazioni SpA*	63,614	358,534
Assicurazioni Generali SpA*	35,580	609,391
Atlantia SpA*	15,020	226,941
Banca Carige SpA*	95,569	313,411
Banca Monte dei Paschi di Siena SpA*	641,183	887,053
Banca Popolare dell’Etruria e del Lazio*	28,840	134,018
Banca Popolare di Milano S.c.r.l.*	36,630	182,376
Cairo Communication SpA*	55,049	141,061
Cofide SpA*	48,175	22,259

Investments	Shares	U.S. $ Value

Credito Emiliano SpA*	28,932	$119,080
Enel SpA*	515,445	2,472,238
ENI SpA*	232,385	4,510,820
Esprinet SpA*	11,199	67,282
Finmeccanica SpA*	20,172	250,951
Fondiaria-Sai SpA*	12,116	141,560
Fondiaria-Sai SpA RSP*	17,421	165,379
Gemina SpA*	101,430	39,391
Hera SpA*	40,249	66,210
Intesa Sanpaolo SpA RSP*	68,596	129,053
Mediaset SpA*	93,962	418,859
Mediobanca SpA*	30,827	261,536
Mediolanum SpA*	65,605	226,470
Milano Assicurazioni SpA RSP*	57,515	148,144
Panariagroup Industrie Ceramiche SpA*	40,835	66,686
Piaggio & C. SpA*	42,058	53,272
Piccolo Credito Valtellinese S.c.r.l.*	24,316	196,935
Premafin Finanziaria SpA*	177,577	235,769
Safilo Group SpA*	39,027	20,441
Saipem SpA*	12,116	215,558
Snam Rete Gas SpA*	141,391	758,408
Sogefi SpA*	18,583	18,085
Telecom Italia SpA*	1,379,700	1,778,705
Telecom Italia SpA RSP*	413,908	421,227
Terna Rete Elettrica Nazionale SpA*	157,597	490,672
Unione di Banche Italiane SCPA*	25,732	283,394

Total Italy		16,833,958
Japan – 13.0%
Alpen Co., Ltd.	8,100	135,314
Asahi Glass Co., Ltd.	33,000	173,403
Astellas Pharma, Inc.	15,600	476,987
Belluna Co., Ltd.	33,000	84,864
Bridgestone Corp.	26,700	380,888
Canon, Inc.	23,400	668,098
Chubu Electric Power Co., Inc.	22,200	487,739
Chugoku Electric Power Co., Inc. (The)	10,300	223,165
Dai Nippon Printing Co., Ltd.	33,000	300,364
Daiichi Sankyo Co., Ltd.	14,400	240,267
Daiwa Securities Group, Inc.	62,000	268,665
DENSO Corp.	15,600	308,304
Eisai Co., Ltd.	11,100	323,661
Fanuc Ltd.	7,800	523,580
FCC Co., Ltd.	5,600	57,378
Fuji Electronics Co., Ltd.*	24,900	189,580
FUJIFILM Holdings Corp.	15,600	335,628
Fuso Pharmaceutical Industries Ltd.	39,000	108,586
GS Yuasa Corp.*	35,000	171,510
Gulliver International Co., Ltd.	2,920	43,872
Hokkaido Electric Power Co., Inc.	12,800	256,596
Honda Motor Co., Ltd.	38,500	902,374
Honeys Co., Ltd.*	18,440	101,936
HOYA CORP.	10,300	201,266
Iida Home Max	45,500	143,267
ITOCHU Corp.	78,000	377,483

See Notes to Financial Statements.

WisdomTree International Dividend Funds	27

Schedule of Investments (continued)

WisdomTree DEFA Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Izumiya Co., Ltd.	59,000	$267,612
Japan Tobacco, Inc.	156	413,652
Japan Transcity Corp.	72,000	216,503
JFE Holdings, Inc.	15,600	338,787
Kanamoto Co., Ltd.	24,000	80,915
Kansai Electric Power Co., Inc. (The)	26,700	578,495
Kanto Natural Gas Development Ltd.	21,000	112,686
Kao Corp.	13,000	252,577
Kasumi Co., Ltd.	33,000	124,623
KDDI Corp.	68	318,072
Keiyo Co., Ltd.	11,400	58,749
Kirin Holdings Co., Ltd.	33,000	348,142
Kobe Steel Ltd.	186,000	237,279
Kojima Co., Ltd.	66,200	193,701
Komatsu Ltd.*	37,800	409,497
Kyocera Corp.	7,800	511,734
Kyodo Printing Co., Ltd.	165,000	352,486
Kyushu Electric Power Co., Inc.	26,500	592,943
Maruzen Showa Unyu Co., Ltd.	105,000	285,967
Ministop Co., Ltd.	7,000	109,213
Mitsubishi Corp.	45,000	585,451
Mitsubishi Estate Co., Ltd.	32,976	367,921
Mitsubishi Heavy Industries Ltd.	156,000	470,669
Mitsubishi UFJ Financial Group, Inc.	142,116	684,896
Mitsui & Co., Ltd.	35,000	349,398
Mitsui Fudosan Co., Ltd.	32,976	356,236
Mitsui O.S.K. Lines Ltd.	24,000	116,878
Mitsui Sumitomo Insurance Group Holdings, Inc.*	14,102	324,816
Mitsuuroko Co., Ltd.*	19,500	110,560
Mizuho Financial Group, Inc.*	245,853	467,960
NEC Mobiling Ltd.	7,400	114,330
Nice Holdings, Inc.*	53,000	83,173
Nippon Oil Corp.	78,000	384,590
Nippon Steel Corp.*	355,000	945,277
Nippon Telegraph & Telephone Corp.	39,033	1,474,062
Nissin Corp.	38,000	82,333
Nissin Kogyo Co., Ltd.	5,000	42,624
Nitto Boseki Co., Ltd.*	55,000	96,335
NTT DoCoMo, Inc.*	1,843	2,494,777
Okinawa Electric Power Co., Inc. (The)	4,600	244,042
Oracle Corp.	8,600	323,904
Pacific Industrial Co., Ltd.	44,000	115,379
Panasonic Corp.*	53,000	573,626
Ricoh Co., Ltd.	33,000	388,569
Riken Corp.	25,000	54,166
Royal Holdings Co., Ltd.*	18,900	202,261
Saibu Gas Co., Ltd.	112,000	293,692
San-Ai Oil Co., Ltd.	27,000	103,331
Sanei-International Co., Ltd.*	10,700	70,741
Sankyo Seiko Co., Ltd.*	57,100	105,216
Sanoh Industrial Co., Ltd.	29,300	114,506
Satori Electric Co., Ltd.	18,200	70,390
Sawai Pharmaceutical Co., Ltd.	3,300	153,022
Secom Co., Ltd.*	18,900	694,614

Investments	Shares	U.S. $ Value

Seikagaku Corp.	26,800	$263,469
Seino Holdings Corp.*	9,000	43,282
Sekisui House Ltd.	33,000	248,577
Seven & I Holdings Co., Ltd.	13,300	290,858
Sharp Corp.	33,000	259,269
Shin-Etsu Chemical Co., Ltd.	11,100	536,064
Showa Corp.	19,700	69,609
Sinanen Co., Ltd.*	30,000	129,088
Sojitz Corp.	78,700	93,226
Sompo Japan Insurance, Inc.*	66,000	337,451
Sony Corp.	11,100	224,540
SSP Co., Ltd.*	22,000	114,711
Starzen Co., Ltd.*	175,000	409,284
Sumco Corp.	14,200	207,314
Sumitomo Chemical Co., Ltd.	78,000	262,975
Sumitomo Corp.	37,800	322,622
Sumitomo Electric Industries Ltd.	22,000	182,869
Sumitomo Metal Industries Ltd.	156,000	311,147
Sumitomo Mitsui Financial Group, Inc.	12,423	428,900
Sumitomo Trust & Banking Co., Ltd. (The)	43,000	162,387
Sumitomo Warehouse Co., Ltd. (The)	16,000	61,881
Suzuki Motor Corp.	26,700	440,359
T&D Holdings, Inc.*	11,500	274,198
Taihei Kogyo Co., Ltd.*	53,000	117,515
Takeda Pharmaceutical Co., Ltd.	18,000	619,621
Teikoku Tsushin Kogyo Co., Ltd.	31,000	58,692
Tochigi Bank Ltd. (The)	136,000	659,552
Toho Gas Co., Ltd.*	36,000	164,746
Tohoku Electric Power Co., Inc.	26,700	585,254
Tokyo Electric Power Co., Inc. (The)	25,900	645,074
Tokyo Gas Co., Ltd.	111,000	387,719
Tokyo Tomin Bank Ltd. (The)	4,900	75,408
Tokyu Livable, Inc.*	10,400	44,540
Tonami Holdings Co., Ltd.	86,000	227,255
Topre Corp.	18,700	130,826
Toray Industries, Inc.	32,000	127,974
Toyota Motor Corp.	90,800	2,868,239
Trend Micro, Inc.*	6,500	182,292
United Arrows Ltd.	17,900	94,058
Yamaha Motor Co., Ltd.	3,300	29,235
ZERIA Pharmaceutical Co., Ltd.	13,000	142,148

Total Japan		39,182,381
Netherlands – 2.1%
Akzo Nobel N.V.*	10,458	395,656
Ballast Nedam N.V. CVA*	4,375	84,197
Brunel International*	7,951	100,287
CSM*	5,119	59,728
Heijmans N.V. CVA*	10,089	58,001
Heineken Holding N.V.	6,186	150,218
Heineken N.V.*	7,914	224,859
Koninklijke BAM Groep N.V.*	6,255	55,567
Koninklijke DSM N.V.*	7,839	206,231
Koninklijke KPN N.V.*	144,538	1,930,546
Koninklijke Philips Electronics N.V.*	30,971	455,612

See Notes to Financial Statements.

28	WisdomTree International Dividend Funds

Schedule of Investments (continued)

WisdomTree DEFA Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Koninklijke Vopak N.V.*	5,518	$220,740
Reed Elsevier N.V.	26,657	285,405
SBM Offshore N.V.*	9,651	128,521
TNT N.V.*	13,483	230,570
Unilever N.V. CVA*	77,904	1,535,982
USG People N.V.*	11,624	93,340
Wavin N.V.	17,705	58,062
Wolters Kluwer N.V.*	11,849	192,087

Total Netherlands		6,465,609
New Zealand – 0.4%
Air New Zealand Ltd.	162,484	83,464
Auckland International Airport Ltd.	92,289	90,072
Fletcher Building Ltd.	63,952	219,004
Mainfreight Ltd.	33,162	78,548
New Zealand Refining Co., Ltd. (The)	26,551	106,078
Port of Tauranga Ltd.	55,854	164,175
Sky City Entertainment Group Ltd.	18,230	29,237
Telecom Corp. of New Zealand Ltd.	188,828	245,724
TrustPower Ltd.	6,523	26,247
Vector Ltd.*	136,935	178,195
Warehouse Group Ltd. (The)	31,755	64,885

Total New Zealand		1,285,629
Norway – 0.7%
ABG Sundal Collier Holding ASA*	99,000	63,340
Aker ASA Class A*	7,551	143,704
Ekornes ASA*	1,701	16,375
Orkla ASA*	34,510	236,128
Sparebank 1 SMN*	44,760	161,086
Sparebank 1 SR Bank*	65,940	229,497
Sparebanken 1 Nord-Norge*	8,100	62,381
StatoilHydro ASA*	67,588	1,190,180
Yara International ASA*	6,852	149,429

Total Norway		2,252,120
Portugal – 0.6%
Banco BPI S.A. Registered Shares*	29,399	58,706
Banco Espirito Santo S.A.*	21,555	83,852
BANIF SGPS S.A.*	40,916	55,954
BRISA*	23,042	159,083
Jeronimo Martins, SGPS, S.A.*	49,346	242,936
Portucel-Empresa Produtora De Pasta E Papel, S.A.*	40,202	77,075
Portugal Telecom, SGPS, S.A.	77,003	596,041
SAG GEST-Solucoes Automovel Globais, SGPS, S.A.	199,515	286,088
Semapa-Sociedade de Investimento e Gestao*	15,330	129,246
Sonae*	122,294	82,971
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.*	23,116	123,071

Total Portugal		1,895,023
Singapore – 1.7%
ComfortDelgro Corp., Ltd.*	111,002	99,305
Cosco Corp. Singapore Ltd.*	184,000	99,250

Investments	Shares	U.S. $ Value

DBS Group Holdings Ltd.*	52,000	$289,041
Fraser and Neave Ltd.*	33,807	56,263
Guocoland Ltd.*	38,976	25,126
Jaya Holdings Ltd.*	151,000	27,812
Keppel Land Ltd.*	15,976	15,238
Keppel Telecommunications & Transportation Ltd.*	59,000	29,884
KS Energy Services Ltd.*	93,000	45,882
MobileOne Ltd.*	62,800	61,552
Neptune Orient Lines Ltd.*	60,000	46,573
Oversea-Chinese Banking Corp., Ltd.*	156,000	496,671
SBS Transit Ltd.*	54,500	57,361
SembCorp Industries Ltd.*	138,000	213,327
SembCorp Marine Ltd.*	80,223	95,516
SIA Engineering Co., Ltd.*	16,001	19,683
Singapore Airlines Ltd.*	41,899	275,615
Singapore Airport Terminal Services Ltd.*	78,001	62,085
Singapore Exchange Ltd.*	56,000	187,870
Singapore Petroleum Co., Ltd.*	100,000	188,133
Singapore Post Ltd.*	84,205	42,928
Singapore Press Holdings Ltd.*	78,001	129,813
Singapore Shipping Corp., Ltd.*	423,588	52,942
Singapore Technologies Engineering Ltd.*	190,000	307,460
Singapore Telecommunications Ltd.*	838,150	1,394,895
SMRT Corp., Ltd.*	111,000	111,716
StarHub Ltd.*	68,449	88,702
Straits Trading Co., Ltd.*	16,190	33,015
United Overseas Bank Ltd.*	79,038	505,361
Venture Corp., Ltd.*	30,000	99,461

Total Singapore		5,158,480
Spain – 5.9%
Abertis Infraestructuras, S.A.*	19,620	306,602
Acciona, S.A.*	1,871	192,396
Acerinox S.A.	9,625	111,817
ACS Actividades de Construccion y Servicios, S.A.*	14,695	609,510
Antena 3 de Television S.A.*	37,909	150,995
Banco Bilbao Vizcaya Argentaria S.A.*	203,367	1,649,764
Banco de Sabadell S.A.*	38,831	194,881
Banco Espanol de Credito S.A.*	22,687	181,332
Banco Guipuzcoano S.A.	4,560	29,665
Banco Popular Espanol S.A.*	50,103	317,309
Banco Santander S.A.*	491,379	3,378,979
Bankinter, S.A.*	21,356	225,984
Cia Espanola de Petroleos S.A.*	7,421	312,730
Ebro Puleva S.A.*	7,316	85,867
Enagas*	13,483	191,008
Endesa S.A.*	48,432	905,389
Fomento de Construcciones y Contratas S.A.*	5,733	175,450
Gas Natural SDG S.A.*	18,860	257,666
Gestevision Telecinco S.A.*	38,806	268,949
Grupo Ferrovial, S.A.*	4,091	87,232
Iberdrola S.A.*	176,155	1,234,892
Iberia Lineas Aereas de Espana*	72,062	151,169
Inditex S.A.*	17,895	697,333
Mapfre S.A.*	52,076	114,083

See Notes to Financial Statements.

WisdomTree International Dividend Funds	29

Schedule of Investments (continued)

WisdomTree DEFA Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Red Electrica Corp S.A.*	5,407	$211,059
Renta Corp. Real Estate S.A.	17,274	40,824
Repsol YPF S.A.*	46,260	800,295
Telefonica S.A.*	203,957	4,067,323
Union Fenosa S.A.*	27,937	667,655
Zardoya Otis, S.A.*	16,455	300,837

Total Spain		17,918,995
Sweden – 2.8%
AB Volvo Class A*	37,811	200,322
AB Volvo Class B*	94,527	499,659
Alfa Laval AB*	30,204	227,426
Assa Abloy AB Class B*	15,603	145,323
Atlas Copco AB Class A*	31,206	233,083
Axfood AB*	7,490	136,803
Boliden AB*	20,900	107,188
Connecta AB	39,911	222,068
Fabege AB*	22,991	80,648
Hemtex AB*	16,448	30,241
Hennes & Mauritz AB Class B*	33,367	1,247,131
Holmen AB Class B Series *	9,250	153,005
Kungsleden AB*	46,032	175,947
NCC AB Class B*	7,423	52,975
Nibe Industrier AB Class B*	17,270	106,537
Nobia AB*	21,600	49,641
Nordea Bank AB*	135,528	672,124
Ratos AB Class B*	15,603	236,386
Sandvik AB*	46,010	262,126
Scania AB Class A*	21,408	171,553
Scania AB Class B*	30,008	243,191
Securitas AB Class B*	43,782	317,748
Skanska AB Class B*	22,207	190,715
SKF AB Class B*	15,603	134,471
SSAB Svenskt Stal AB Series A*	15,502	131,257
Svenska Cellulosa AB Class B*	32,207	243,482
Svenska Handelsbanken AB Class A*	30,008	422,863
Svenska Handelsbanken AB Class B*	2,230	32,166
Swedbank AB Class A*	26,707	88,837
Telefonaktiebolaget LM Ericsson Class B*	91,604	747,919
TeliaSonera AB*	155,400	744,359

Total Sweden		8,307,194
Switzerland – 5.3%
Adecco S.A.*	6,226	194,821
Baloise Holding AG*	2,715	173,948
Ciba Holding AG*	4,777	208,549
Compagnie Financiere Richemont S.A. Class A*	12,048	188,394
Credit Suisse Group AG*	56,038	1,708,172
EFG International AG	2,930	21,877
Geberit AG*	2,501	225,014
Givaudan S.A.*	463	240,245
Helvetia Holding AG	503	107,275
Holcim Ltd.*	9,550	340,828
Huber & Suhner AG*	4,890	124,718
Kudelski S.A.*	10,370	98,679

Investments	Shares	U.S. $ Value

Kuehne + Nagel International AG*	3,490	$203,958
Nestle S.A.*	103,268	3,494,791
Nobel Biocare Holding AG*	4,422	75,525
Novartis AG*	74,868	2,836,563
Panalpina Welttransport Holding AG*	1,011	49,703
Roche Holding AG*	16,046	2,204,288
SGS S.A.*	242	254,334
Swatch Group AG (The) Class B*	1,549	187,316
Swiss Reinsurance*	19,642	321,997
Swisscom AG*	2,532	712,024
Swissquote Group Holding S.A.*	7,744	279,235
Syngenta AG*	1,248	251,784
Tecan Group AG*	4,996	134,012
Vontobel Holding AG*	8,284	153,724
Zurich Financial Services AG*	7,117	1,127,278

Total Switzerland		15,919,052
United Kingdom – 18.9%
AstraZeneca PLC	66,031	2,319,763
Aviva PLC	147,050	455,799
BAE Systems PLC	249,953	1,198,414
BHP Billiton PLC	52,582	1,043,853
BP PLC	927,504	6,268,302
Brit Insurance Holdings PLC*	33,814	87,483
British American Tobacco PLC	86,679	2,004,014
British Sky Broadcasting Group PLC	113,958	708,087
BT Group PLC	569,301	638,118
Cable & Wireless PLC	101,678	203,308
Cadbury PLC	95,694	722,849
Centrica PLC	357,956	1,168,532
Collins Stewart PLC	28,314	27,597
Compass Group PLC	210,921	964,413
Debenhams PLC	209,231	143,953
Diageo PLC	141,065	1,590,268
Electrocomponents PLC	87,469	157,031
Findel PLC	20,158	21,959
Friends Provident PLC*	184,492	183,258
Galliford Try PLC	214,758	123,129
GlaxoSmithKline PLC	273,768	4,267,410
Home Retail Group PLC	53,756	173,173
HSBC Holdings PLC	816,491	4,622,756
Imperial Tobacco Group PLC	36,367	816,825
Investec PLC	12,969	54,280
J. Sainsbury PLC	126,152	565,967
Kingfisher PLC	142,567	305,910
Lavendon Group PLC	7,605	18,150
Legal & General Group PLC	733,706	452,213
Logica PLC	85,853	78,449
Luminar Group Holdings PLC	29,902	52,718
Man Group PLC	172,505	540,263
Marks & Spencer Group PLC	165,525	702,276
National Grid PLC	172,671	1,325,352
Next PLC	10,887	206,609
Pearson PLC	90,427	909,239
Pendragon PLC	763,344	78,231

See Notes to Financial Statements.

30	WisdomTree International Dividend Funds

Schedule of Investments (concluded)

WisdomTree DEFA Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Prudential PLC	161,273	$779,012
Reckitt Benckiser Group PLC	34,931	1,311,291
Reed Elsevier PLC	87,923	631,383
Rexam PLC	52,923	204,814
Rio Tinto PLC	13,867	467,092
Royal Dutch Shell PLC Class A	146,587	3,300,837
Royal Dutch Shell PLC Class B	106,341	2,333,610
RSA Insurance Group PLC*	140,520	262,040
SABMiller PLC	56,419	838,603
Sage Group PLC (The)	215,690	523,098
Savills PLC	35,832	121,081
Scottish & Southern Energy PLC	17,958	285,458
Smith & Nephew PLC	26,587	164,629
Smiths Group PLC	70,500	676,033
Smiths News PLC	239,758	283,517
Standard Chartered PLC	72,800	904,175
Standard Life PLC	88,931	211,726
Tesco PLC	276,357	1,320,652
Thomson Reuters PLC*	16,539	369,816
Tomkins PLC	83,325	144,814
Unilever PLC	66,847	1,262,844
Vodafone Group PLC	3,083,895	5,425,922

Total United Kingdom		57,022,398
TOTAL COMMON STOCKS (Cost: $504,200,579)		296,645,242
RIGHTS – 0.0%
Spain – 0.0%
Mapfre S.A., expiring 4/01/09* (Cost: $0)	52,076	691
TOTAL LONG-TERM INVESTMENTS (Cost: $504,200,579)		296,645,933
SHORT-TERM INVESTMENT – 1.0%
MONEY MARKET FUND – 1.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $2,930,558)	2,930,558	2,930,558
TOTAL INVESTMENTS IN SECURITIES – 99.1% (Cost: $507,131,137)		299,576,491
Foreign Currency and Other Assets in Excess of Liabilities – 0.9%		2,808,836

NET ASSETS – 100.0%		$302,385,327

PPS – Price Protected Shares

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2009.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	31

Schedule of Investments

WisdomTree DEFA Equity Income Fund

March 31, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 98.3%
Australia – 14.5%
A.B.C Learning Centres Ltd.†	138,653	$52,021
AGL Energy Ltd.	8,165	84,869
Amcor Ltd.	33,645	104,026
AMP Ltd.	70,467	230,114
Aristocrat Leisure Ltd.	13,199	31,272
ASX Ltd.	7,224	147,315
Australia & New Zealand Banking Group Ltd.	98,354	1,076,298
Australian Wealth Management Ltd.	8,514	5,501
AXA Asia Pacific Holdings Ltd.	34,219	80,836
Bendigo and Adelaide Bank Ltd.	10,382	59,078
Billabong International Ltd.	12,477	73,687
BlueScope Steel Ltd.	43,904	78,397
Boral Ltd.	21,486	53,892
Bradken Ltd.	546	628
Brambles Ltd.	35,726	119,148
Challenger Financial Services Group Ltd.	50,692	51,422
Coca-Cola Amatil Ltd.	34,090	205,355
Coffey International Ltd.	27,715	32,351
Commonwealth Bank of Australia	68,260	1,647,141
ConnectEast Group(a)	88,753	24,975
Consolidated Media Holdings Ltd.	45,738	63,558
CSR Ltd.	50,990	42,513
David Jones Ltd.	18,983	36,930
Fairfax Media Ltd.	77,148	54,406
FKP Property Group	2,665	1,852
Flight Centre Ltd.	245	907
Foster’s Group Ltd.	73,950	259,985
Goodman Fielder Ltd.	56,418	40,963
GUD Holdings Ltd.	5,389	23,439
Harvey Norman Holdings Ltd.	18,108	32,334
Insurance Australia Group Ltd.	88,047	214,113
Invocare Ltd.	2,482	8,795
IOOF Holdings Ltd.	4,884	11,232
Iress Market Technology Ltd.	2,206	8,583
Lend Lease Corp., Ltd.	28,592	128,929
Lion Nathan Ltd.	22,796	127,976
Macquarie Group Ltd.	21,700	407,837
Minara Resources Ltd.*	47,350	13,160
National Australia Bank Ltd.	86,969	1,214,564
Navitas Ltd.	7,507	11,944
Pacific Brands Ltd.	10,594	1,803
Perpetual Ltd.	2,634	49,303
Primary Health Care Ltd.	14,092	44,550
Qantas Airways Ltd.	140,966	170,911
QBE Insurance Group Ltd.	36,023	482,305
Ridley Corp., Ltd.	11,133	5,260
Service Stream Ltd.	40,241	10,345
Seven Network Ltd.	20,992	85,907
Sims Metal Management Ltd.	9,469	110,528
Skilled Group Ltd.	15,393	15,508
SMS Management & Technology Ltd.	3,524	5,754
Sonic Healthcare Ltd.	12,601	96,920

Investments	Shares	U.S. $ Value

STW Communications Group Ltd.	8,675	$2,953
Suncorp-Metway Ltd.	40,641	169,424
Sunland Group Ltd.	4,375	1,824
TABCORP Holdings Ltd.	49,220	222,287
Tatts Group Ltd.	55,014	105,880
Telstra Corp., Ltd.	540,444	1,205,357
Toll Holdings Ltd.	18,830	81,769
Transfield Services Ltd.	6,978	9,891
United Group Ltd.	13,228	84,372
Washington H. Soul Pattinson & Co., Ltd.	19,031	132,227
Wesfarmers Ltd.	24,787	324,635
Wesfarmers Ltd. PPS*	7,347	96,989
West Australian Newspapers Holdings Ltd.	15,005	46,185
Westpac Banking Corp.	126,618	1,679,427
WHK Group Ltd.	55,964	36,940
Woolworths Ltd.	35,222	612,051

Total Australia		12,753,651
Austria – 0.2%
Oesterreichische Post AG*	2,663	79,093
Telekom Austria AG*	9,239	139,839

Total Austria		218,932
Belgium – 1.6%
Anheuser-Busch InBev N.V.*	29,539	813,597
Belgacom S.A.*	11,399	357,173
Cofinimmo*	538	57,323
Compagnie Maritime Belge S.A.*	2,271	49,661
Melexis N.V.*	688	3,197
Mobistar S.A.*	1,681	106,125

Total Belgium		1,387,076
Denmark – 0.3%
Bang & Olufsen A/S Class B*	1,892	23,946
D/S Norden*	2,343	65,468
TrygVesta A/S	3,753	189,662

Total Denmark		279,076
Finland – 1.4%
Ahlstrom Oyj*	4,614	38,043
Amer Sports Oyj Class A*	3,135	20,770
Comptel PLC*	35,852	29,036
Fiskars Oyj Abp Class A*	2,460	21,720
Huhtamaki Oyj*	10,438	70,956
Kesko Oyj Class B*	1,452	30,132
Metso Oyj*	4,337	51,248
Neste Oil Oyj*	4,416	58,749
Orion Oyj Class B*	3,293	47,656
Outokumpu Oyj*	4,215	45,665
PKC Group Oyj*	6,570	23,552
Pohjola Bank PLC*	6,257	36,885
Rapala VMC Oyj*	9,117	47,813
Rautaruukki Oyj*	6,009	96,217
Sampo Oyj Class A*	18,605	274,685
Sanoma Oyj*	5,325	68,013
Stora Enso Oyj Class R*	20,089	71,215

See Notes to Financial Statements.

32	WisdomTree International Dividend Funds

Schedule of Investments (continued)

WisdomTree DEFA Equity Income Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Talentum Oyj*	9,514	$20,842
UPM-Kymmene Oyj*	13,137	75,873
Uponor Oyj*	6,796	63,432
Wartsila Oyj*	3,185	67,194

Total Finland		1,259,696
France – 22.3%
ABC Arbitrage*	6,580	53,379
Accor S.A.*	6,169	214,716
Air France-KLM*	5,630	50,082
Assystem*	7,135	50,208
AXA S.A.*	87,856	1,055,650
BNP Paribas*	35,651	1,473,029
Bouygues S.A.*	6,629	236,932
Canal Plus*	6,655	41,528
Cie de Saint-Gobain*	12,460	349,391
CNP Assurances*	3,086	194,621
Credit Agricole S.A.*	109,995	1,213,888
Etablissements Maurel et Prom*	4,443	60,052
Euler Hermes S.A.*	3,356	110,726
Fimalac*	521	17,712
Fonciere Des Regions*	1,331	62,478
France Telecom S.A.*	134,603	3,064,918
Gaz de France Suez*	45,541	1,563,015
GFI Informatique*	5,471	16,489
ICADE*	910	64,409
Imerys S.A.*	1,386	50,706
IMS-Intl Metal Service*	2,320	31,881
Klepierre*	3,905	68,671
Lafarge S.A.*	4,232	190,422
Legrand S.A.*	5,855	101,719
M6-Metropole Television*	6,518	106,357
Manitou BF S.A.*	7,675	49,422
Neopost S.A.*	1,098	85,144
Nexity	3,993	85,354
NRJ Group*	3,756	22,042
PagesJaunes Groupe	17,177	145,205
Peugeot S.A.*	6,642	125,577
PPR*	4,747	304,289
Rallye S.A.	2,271	40,826
Sanofi-Aventis S.A.*	47,744	2,686,457
Schneider Electric S.A.*	6,730	447,754
SCOR SE*	7,605	156,455
Societe BIC S.A.*	508	24,952
Societe Immobiliere de Location pour l’Industrie et le Commerce*	692	51,901
Societe Television Francaise 1*	8,469	66,353
TOTAL S.A.*	66,175	3,288,182
Trigano S.A.*	1,309	9,246
Vallourec S.A.*	858	79,525
Vinci S.A.	11,480	426,090
Vivendi*	40,679	1,076,140
Zodiac *	1,767	44,786

Total France		19,658,679

Investments	Shares	U.S. $ Value

Germany – 8.3%
Allianz SE*	11,567	$971,516
BASF SE*	23,249	703,475
Comdirect Bank AG*	2,012	14,692
Daimler AG*	25,399	643,421
Deutsche Bank AG*	19,437	781,937
Deutsche Lufthansa AG*	20,603	223,487
Deutsche Post AG*	36,247	390,295
Deutsche Telekom AG*	172,222	2,137,964
HCI Capital AG*	6,650	12,537
Indus Holding AG*	815	9,425
MLP AG*	1,383	14,506
MPC Muenchmeyer Petersen Capital AG*	604	3,777
Muenchener Rueckversicherungs AG*	4,675	569,803
Norddeutsche Affinerie AG*	972	24,662
RWE AG*	11,858	831,434
Vivacon AG*	2,954	8,236

Total Germany		7,341,167
Hong Kong – 1.6%
CLP Holdings Ltd.	74,524	512,052
Hang Seng Bank Ltd.	40,518	408,056
HongKong Electric Holdings	57,018	338,429
Shenzhen Investment Ltd.	458,000	114,057

Total Hong Kong		1,372,594
Ireland – 0.0%
C&C Group PLC	17,020	29,377
Greencore Group PLC	396	373

Total Ireland		29,750
Italy – 8.3%
ACEA SpA*	2,477	29,598
Alleanza Assicurazioni SpA*	27,837	156,892
Banca Intermobiliare SpA*	5,202	16,921
Banca Monte dei Paschi di Siena SpA*	356,148	492,718
Banca Popolare di Milano S.c.r.l.*	4,435	22,081
Benetton Group SpA*	1,766	11,501
Cairo Communication SpA*	23,073	59,124
Credito Artigiano SpA*	29,161	78,112
Credito Emiliano SpA*	1,067	4,392
Enel SpA*	251,587	1,206,691
ENI SpA*	116,398	2,259,399
Fondiaria-Sai SpA RSP*	3,730	35,409
Gemina SpA*	82,679	32,109
Industria Macchine Automatiche SpA*	6,003	96,519
Intesa Sanpaolo SpA RSP*	24,398	45,901
Lottomatica SpA*	4,551	74,804
MARR SpA*	6,075	41,095
Mediaset SpA*	54,636	243,554
Mediobanca SpA*	18,993	161,137
Mediolanum SpA*	17,635	60,876
Milano Assicurazioni SpA*	22,206	51,094
Panariagroup Industrie Ceramiche SpA*	12,958	21,161
Parmalat SpA*	48,825	100,544
Piaggio & C. SpA*	24,993	31,657

See Notes to Financial Statements.

WisdomTree International Dividend Funds	33

Schedule of Investments (continued)

WisdomTree DEFA Equity Income Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Piccolo Credito Valtellinese S.c.r.l.*	3,320	$26,889
Premuda SpA*	39,477	47,172
Recordati SpA*	8,482	46,172
Snam Rete Gas SpA*	71,593	384,018
Societa Cattolica di Assicurazioni S.c.r.l.*	2,659	62,381
Sogefi SpA*	21,810	21,226
Telecom Italia SpA*	526,740	679,072
Telecom Italia SpA RSP*	246,916	251,282
Terna Rete Elettrica Nazionale SpA*	60,860	189,485
Unione di Banche Italiane SCPA*	21,021	231,510

Total Italy		7,272,496
Japan – 0.5%
Daiken Corp.	12,000	19,439
Idec Corp.	5,900	31,420
Oracle Corp.	2,500	94,158
Pacific Metals Co., Ltd.	5,000	21,768
Ryoyo Electro Corp.	2,200	18,153
Sinanen Co., Ltd.*	12,000	51,635
Tokyu Livable, Inc.*	4,700	20,129
TonenGeneral Sekiyu K.K.	12,000	116,999
United Arrows Ltd.	6,400	33,630

Total Japan		407,331
Netherlands – 1.0%
Ballast Nedam N.V. CVA*	1,103	21,227
Beter BED Holding N.V.*	2,574	25,778
Brunel International*	2,295	28,947
Heijmans N.V. CVA*	2,967	17,057
Koninklijke BAM Groep N.V.*	2,526	22,440
Koninklijke KPN N.V.*	55,088	735,792
Macintosh Retail Group N.V.*	1,467	13,849
Smit Internationale N.V.*	26	1,483
Wavin N.V.	2,851	9,350

Total Netherlands		875,923
New Zealand – 0.7%
Air New Zealand Ltd.	154,463	79,344
Auckland International Airport Ltd.	49,904	48,705
Contact Energy Ltd.	3,366	10,989
Fisher & Paykel Appliances Holdings Ltd.	52,483	14,678
Fletcher Building Ltd.	20,648	70,709
PGG Wrightson Ltd.	52,003	30,571
Pumpkin Patch Ltd.	28,931	17,008
Sky City Entertainment Group Ltd.	5,418	8,689
Telecom Corp. of New Zealand Ltd.	131,813	171,530
Vector Ltd.*	51,588	67,132
Warehouse Group Ltd. (The)	38,166	77,984

Total New Zealand		597,339
Norway – 0.3%
ABG Sundal Collier Holding ASA*	54,000	34,549
Aker ASA Class A*	1,060	20,173
Ekornes ASA*	1,150	11,071
Sparebank 1 SMN*	8,120	29,223
Sparebank 1 SR Bank*	2,000	6,961

Investments	Shares	U.S. $ Value

Sparebanken 1 Nord-Norge*	3,200	$24,644
Veidekke ASA*	24,160	107,344

Total Norway		233,965
Portugal – 0.5%
Banco BPI S.A. Registered Shares*	18,645	37,231
Banco Espirito Santo S.A.*	8,573	33,350
BANIF SGPS S.A.*	11,481	15,701
Portugal Telecom, SGPS, S.A.	48,690	376,885
SAG GEST-Solucoes Automovel Globais, SGPS, S.A.	3,736	5,357

Total Portugal		468,524
Singapore – 2.2%
Chip Eng Seng Corp., Ltd.*	194,000	21,695
ComfortDelgro Corp., Ltd.*	56,000	50,099
DBS Group Holdings Ltd.*	59,000	327,950
Jaya Holdings Ltd.*	123,000	22,655
MobileOne Ltd.*	51,000	49,987
Rickmers Maritime*	189,000	42,892
Singapore Airport Terminal Services Ltd.*	31,000	24,674
Singapore Exchange Ltd.*	31,000	103,999
Singapore Petroleum Co., Ltd.*	19,000	35,745
Singapore Post Ltd.*	83,000	42,313
Singapore Press Holdings Ltd.*	43,000	71,563
Singapore Telecommunications Ltd.*	440,900	733,770
SMRT Corp., Ltd.*	62,000	62,400
StarHub Ltd.*	66,640	86,358
United Overseas Bank Ltd.*	33,000	210,999
UOB-Kay Hian Holdings Ltd.*	31,000	22,431

Total Singapore		1,909,530
Spain – 7.2%
ACS Actividades de Construccion y Servicios, S.A.*	7,621	316,099
Antena 3 de Television S.A.*	31,340	124,830
Banco Bilbao Vizcaya Argentaria S.A.*	111,786	906,836
Banco de Sabadell S.A.*	25,546	128,208
Banco Espanol de Credito S.A.*	15,756	125,934
Banco Popular Espanol S.A.*	27,098	171,615
Banco Santander S.A.*	211,595	1,453,412
Bolsas y Mercados Espanoles*	2,478	57,280
Cementos Portland Valderrivas S.A.	1,664	39,215
Fomento de Construcciones y Contratas S.A.*	2,485	76,050
Gestevision Telecinco S.A.*	22,226	154,039
Iberia Lineas Aereas de Espana*	90,776	190,427
Renta Corp. Real Estate S.A.	4,932	11,656
Telefonica S.A.*	107,074	2,135,276
Union Fenosa S.A.*	17,408	416,027
Uralita S.A.*	11,153	62,933

Total Spain		6,369,837
Sweden – 3.0%
AB Volvo Class A*	17,267	91,480
AB Volvo Class B*	70,205	371,096
Axfood AB*	1,596	29,150
Boliden AB*	12,012	61,605
D. Carnegie AB*†	14,478	31,172

See Notes to Financial Statements.

34	WisdomTree International Dividend Funds

Schedule of Investments (continued)

WisdomTree DEFA Equity Income Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Fabege AB*	7,470	$26,203
Hemtex AB*	5,388	9,906
Hennes & Mauritz AB Class B*	16,863	630,274
Holmen AB Class B Series*	2,888	47,771
Kungsleden AB*	20,009	76,480
Mekonomen AB*	3,709	38,583
NCC AB Class B*	4,786	34,156
Nordea Bank AB*	76,216	377,978
Rederi AB Transatlantic*	4,558	13,342
Scania AB Class A*	7,601	60,911
Scania AB Class B*	7,976	64,639
Securitas AB Class B*	5,254	38,131
Skanska AB Class B*	12,390	106,406
SKF AB Class B*	11,640	100,317
Svenska Cellulosa AB Class A*	2,064	15,479
Svenska Cellulosa AB Class B*	17,328	130,998
Svenska Handelsbanken AB Class A*	16,707	235,429
Svenska Handelsbanken AB Class B*	1,307	18,853
Swedbank AB Class A*	11,029	36,686
Wihlborgs Fastigheter AB*	2,064	22,969

Total Sweden		2,670,014
Switzerland – 2.9%
Ciba Holding AG*	4,171	182,093
Credit Suisse Group AG*	35,000	1,066,883
Mobilezone Holding AG*	14,123	85,082
Swiss Reinsurance*	10,801	177,064
Swisscom AG*	1,535	431,657
Vontobel Holding AG*	2,902	53,852
Zurich Financial Services AG*	3,560	563,877

Total Switzerland		2,560,508
United Kingdom – 21.5%
Amlin PLC	19,010	93,733
AstraZeneca PLC	36,005	1,264,907
Aviva PLC	110,804	343,450
Beazley Group PLC	37,272	45,945
Bellway PLC	3,661	35,552
BP PLC	472,444	3,192,894
Braemar Shipping Services PLC	5,457	17,286
Brewin Dolphin Holdings PLC	14,020	23,713
Brit Insurance Holdings PLC*	22,469	58,132
British American Tobacco PLC	46,145	1,066,870
BT Group PLC	365,583	409,775
Cable & Wireless PLC	61,011	121,993
Cadbury PLC	28,293	213,719
Carpetright PLC	2,819	16,698
Centrica PLC	103,145	336,712
Chaucer Holdings PLC	36,428	22,191
Chesnara PLC	15,864	30,242
Clarkson PLC	1,829	12,741
Close Brothers Group PLC	10,060	77,433
Collins Stewart PLC	48,367	47,142
Debenhams PLC	108,801	74,856
Devro PLC	51,328	64,559

Investments	Shares	U.S. $ Value

Electrocomponents PLC	40,338	$72,418
Enterprise Inns PLC	6,673	6,480
Findel PLC	4,499	4,901
Friends Provident PLC*	84,044	83,482
Galliford Try PLC	104,928	60,159
GlaxoSmithKline PLC	157,216	2,450,634
HMV Group PLC	7,684	14,291
Holidaybreak PLC	1,911	5,478
Home Retail Group PLC	31,235	100,622
HSBC Holdings PLC	399,789	2,263,499
IMI PLC	2,487	9,669
Investec PLC	19,355	81,008
Jardine Lloyd Thompson Group PLC	6,496	40,829
Kingfisher PLC	63,859	137,024
Ladbrokes PLC	53,407	140,280
Lavendon Group PLC	14,716	35,120
Legal & General Group PLC	176,262	108,637
Logica PLC	121,292	110,832
Luminar Group Holdings PLC	11,231	19,801
Man Group PLC	29,501	92,393
Marks & Spencer Group PLC	57,726	244,915
Mondi PLC	18,714	39,699
National Grid PLC	77,022	591,190
Next PLC	4,985	94,603
Northgate PLC	3,397	3,177
Pearson PLC	29,973	301,377
Pendragon PLC	82,580	8,463
Rexam PLC	15,801	61,151
RSA Insurance Group PLC*	99,340	185,248
Savills PLC	3,994	13,496
Scottish & Southern Energy PLC	27,098	430,746
Smiths Group PLC	16,885	161,912
Smiths News PLC	27,194	32,157
Standard Life PLC	54,329	129,346
Tate & Lyle PLC	9,807	36,618
Telecom Plus PLC	9,047	39,292
Thomson Reuters PLC*	8,953	200,192
Tomkins PLC	47,685	82,874
UTV Media PLC	11,223	9,732
Vodafone Group PLC	1,624,224	2,857,721

Total United Kingdom		18,932,009
TOTAL COMMON STOCKS (Cost: $161,998,022)		86,598,097
RIGHTS – 0.0%
Finland – 0.0%
Pohjola Bank PLC., expiring 4/24/09* (Cost: $22,767)	6,463	8,753
TOTAL LONG-TERM INVESTMENTS (Cost: $162,020,789)		86,606,850

See Notes to Financial Statements.

WisdomTree International Dividend Funds	35

Schedule of Investments (concluded)

WisdomTree DEFA Equity Income Fund

March 31, 2009

Investments	Shares	U.S. $ Value

SHORT-TERM INVESTMENT – 1.0%
MONEY MARKET FUND – 1.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $863,728)	863,728	$863,728
TOTAL INVESTMENTS IN SECURITIES – 99.3% (Cost: $162,884,517)		87,470,578
Foreign Currency and Other Assets in Excess of Liabilities – 0.7%		652,338

NET ASSETS – 100.0%		$88,122,916
PPS	– Price Protected Shares

RSP	– Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2009.

See Notes to Financial Statements.

36	WisdomTree International Dividend Funds

Schedule of Investments

WisdomTree Europe Total Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 98.6%
Austria – 0.7%
A&T Austria Technologie & Systemtechnik AG*	313	$1,226
Andritz AG*	81	2,491
BWT AG*	219	4,303
Erste Group Bank AG*(a)	277	4,689
Flughafen Wien AG*	76	2,221
Oesterreichische Post AG*	220	6,534
OMV AG*	632	21,146
Palfinger AG*	224	2,495
POLYTEC Holding AG*	599	1,098
Raiffeisen International Bank Holding AG*	58	1,633
Telekom Austria AG*	1,248	18,890
Uniqa Versicherungen AG*	334	7,095
Verbund - Oesterreichische Elektrizitaetswirtschafts AG Class A*	332	12,602
Vienna Insurance Group*	106	3,044
voestalpine AG*	273	3,570
Zumtobel AG*	604	4,371

Total Austria		97,408
Belgium – 1.7%
Anheuser-Busch InBev N.V.*	3,269	90,039
Bekaert S.A.*	71	4,788
Belgacom S.A.*	1,794	56,213
Cofinimmo*	12	1,279
Colruyt S.A.*	63	14,444
Compagnie Maritime Belge S.A.*	299	6,538
Delhaize Group*	185	11,989
Euronav N.V.*	449	6,605
Mobistar S.A.*	351	22,159
Omega Pharma S.A.*	99	2,177
Recticel S.A.*	107	315
Solvay S.A.*	225	15,758
UCB S.A.*	556	16,381
Umicore*	353	6,517

Total Belgium		255,202
Denmark – 0.5%
A/S Dampskibsselskabet Torm*	513	3,914
Auriga Industries Class B*	67	1,158
Bang & Olufsen A/S Class B*	166	2,101
Carlsberg A/S Class B*	146	5,986
D/S Norden*	166	4,638
Dalhoff Larsen & Horneman A/S Class B*	499	1,227
Danisco A/S*	42	1,256
H. Lundbeck A/S*	334	5,686
Novo Nordisk A/S Class B*	859	41,114
Novozymes A/S Class B*	42	3,032
TrygVesta A/S	115	5,812

Total Denmark		75,924
Finland – 2.2%
Ahlstrom Oyj*	102	841
Amer Sports Oyj Class A*	23	152
Cargotec Corp. Class B*	33	307

Investments	Shares	U.S. $ Value

Citycon Oyj*	1,237	$2,398
Comptel PLC*	715	579
Elisa Oyj*	755	11,017
Fortum Oyj*	1,742	33,189
Huhtamaki Oyj*	422	2,869
KCI Konecranes Oyj*	389	6,508
Kemira Oyj*	504	3,232
Kesko Oyj Class B*	250	5,188
Kone Oyj Class B*	391	8,098
Metso Oyj*	504	5,956
Neste Oil Oyj*	965	12,838
Nokia Oyj*	9,219	108,692
Nokian Renkaat Oyj*	314	3,685
Orion Oyj Class B*	340	4,921
Outokumpu Oyj*(a)	615	6,663
PKC Group Oyj*	112	402
Pohjola Bank PLC*	504	2,971
Rautaruukki Oyj*	936	14,987
Sampo Oyj Class A*	2,611	38,549
Sanoma Oyj*	483	6,169
Stora Enso Oyj Class R*	2,823	10,007
Technopolis PLC*	409	1,276
Teleste Oyj*	1,087	4,589
UPM-Kymmene Oyj*(a)	3,047	17,598
Uponor Oyj*	624	5,824
Wartsila Oyj*	254	5,359
YIT Oyj*	504	3,379

Total Finland		328,243
France – 23.1%
ABC Arbitrage*	1,032	8,372
Accor S.A.*	1,346	46,848
Aeroports de Paris*	256	13,596
Air France-KLM*	1,563	13,904
Air Liquide S.A.*	841	68,386
Alstom S.A.*	168	8,696
April Group*	1,143	31,201
Assystem*	3,031	21,329
Avenir Telecom*	4,020	2,562
AXA S.A.*	10,574	127,054
BNP Paribas*	4,564	188,576
Bourbon S.A.	33	1,077
Bouygues S.A.*	982	35,098
Cap Gemini S.A.*	224	7,203
Carbone Lorraine*	28	646
Carrefour S.A.*	1,891	73,814
Casino Guichard Perrachon S.A.*	545	35,471
Christian Dior S.A.*	536	29,373
Cie de Saint-Gobain*	1,808	50,698
Cie Generale D’Optique Essilor International S.A.*	39	1,507
Ciments Francais S.A.*	64	4,677
CNP Assurances*	754	47,552
Compagnie Generale des Etablissements Michelin Class B*	508	18,838
Credit Agricole S.A.*	13,522	149,227

See Notes to Financial Statements.

WisdomTree International Dividend Funds	37

Schedule of Investments (continued)

WisdomTree Europe Total Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Electricite de France*	3,300	$129,405
Eramet	8	1,759
Etablissements Maurel et Prom*	805	10,880
Euler Hermes S.A.*	394	12,999
Fimalac*	162	5,507
Fonciere Des Regions*	182	8,543
France Telecom S.A.*	17,350	395,061
Gaz de France Suez*	6,059	207,951
GFI Informatique*	1,401	4,222
Groupe Danone*	1,261	61,377
Groupe Steria SCA*	271	3,827
Haulotte Group*	705	2,958
Hermes International*	36	4,185
ICADE*	103	7,290
Imerys S.A.*	127	4,646
IMS-Intl Metal Service*	290	3,985
Ipsen S.A.*	628	24,172
Klepierre*	229	4,027
LaCie S.A.*	646	1,621
Lafarge S.A.*	675	30,372
Lagardere SCA*	825	23,150
Legrand S.A.*	691	12,005
L’Oreal S.A.*	927	63,754
LVMH Moet Hennessy Louis Vuitton S.A.*	999	62,724
M6-Metropole Television*	689	11,243
Manitou BF S.A.*	509	3,278
Neopost S.A.*	157	12,174
Nexans S.A.*	58	2,201
Nexity	518	11,073
NRJ Group*	1,629	9,560
PagesJaunes Groupe	1,960	16,569
Pernod-Ricard S.A.*	256	14,267
Peugeot S.A.*	764	14,445
PPR*	646	41,409
Publicis Groupe*	233	5,977
Sa des Ciments Vicat*	48	2,125
Saft Groupe S.A.	51	1,375
Sanofi-Aventis S.A.*	6,043	340,027
Schneider Electric S.A.*	911	60,610
SCOR SE*	783	16,108
Sechilienne-Sidec*	379	12,006
Societe Des Autoroutes Paris-Rhin-Rhone*	216	13,763
Societe Fonciere Financiere et de Participations FFP	125	4,576
Societe Generale*	836	32,744
Societe Television Francaise 1*	963	7,545
Technip S.A.*	177	6,253
Thales S.A.*	492	18,643
TOTAL S.A.*	8,763	435,426
Trigano S.A.*	59	417
Vallourec S.A.*	116	10,752
Veolia Environnement*	1,297	27,070
Vinci S.A.	1,712	63,542
Vivendi*	5,766	152,536
Wendel*	159	4,201

Investments	Shares	U.S. $ Value

Zodiac *	237	$6,007

Total France		3,430,047
Germany – 11.1%
Adidas AG*	488	16,237
Allianz SE*	1,577	132,453
Altana AG*	726	12,434
BASF SE*	2,916	88,233
Bayer AG*	1,520	72,652
Bayerische Motoren Werke AG*	1,316	38,073
Beate Uhse AG*	2,067	1,647
Beiersdorf AG*	340	15,253
Bilfinger Berger AG*	43	1,625
Celesio AG*	789	14,540
Cenit AG*	513	1,825
Comdirect Bank AG*	650	4,747
Daimler AG*	3,100	78,531
Deutsche Bank AG*	2,747	110,510
Deutsche Boerse AG*	467	28,137
Deutsche Lufthansa AG*	2,569	27,867
Deutsche Post AG*	4,040	43,501
Deutsche Telekom AG*	23,240	288,501
E.ON AG*	4,425	122,848
Epcos AG*	77	1,939
Fraport AG Frankfurt Airport Services Worldwide*	126	4,053
Fresenius Medical Care AG & Co. KGaA*	935	36,323
Generali Deutschland Holding AG*	75	5,676
H&R WASAG AG*	259	2,710
HCI Capital AG*	86	162
HeidelbergCement AG*(a)	160	5,241
Heidelberger Druckmaschinen AG*	458	2,213
Henkel AG & Co. KGaA*	154	3,885
Hochtief AG*	89	3,369
IDS Scheer AG*	634	5,859
Indus Holding AG*	47	544
K+S AG*	72	3,339
Kontron AG*	175	1,687
Lanxess AG*	202	3,441
Linde AG*	196	13,319
MAN AG*(a)	458	19,945
Merck KGaA*	164	14,493
Metro AG*	586	19,334
MLP AG*	330	3,461
MPC Muenchmeyer Petersen Capital AG*	46	288
MTU Aero Engines Holding AG*	84	1,967
Muenchener Rueckversicherungs AG*	627	76,421
Praktiker Bau- und Heimwerkermaerkte AG*	121	636
RWE AG*	1,455	102,019
Salzgitter AG*	52	2,905
SAP AG*	819	29,011
Siemens AG*	1,500	85,657
Suedzucker AG*	233	4,489
ThyssenKrupp AG*	1,245	21,770
Vivacon AG*	1,835	5,116

See Notes to Financial Statements.

38	WisdomTree International Dividend Funds

Schedule of Investments (continued)

WisdomTree Europe Total Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Volkswagen AG*	197	$60,498
Wacker Chemie AG*	52	4,317
Wincor Nixdorf AG*	85	3,849

Total Germany		1,649,550
Ireland – 0.3%
C&C Group PLC	840	1,450
CRH PLC	1,364	29,456
DCC PLC	141	2,134
FBD Holdings PLC	889	7,093
FBD Holdings PLC Redemption Shares*†	1,874	25
Fyffes PLC	3,328	906
Glanbia PLC	533	1,465
Kerry Group PLC Class A	161	3,260

Total Ireland		45,789
Italy – 8.1%
A2A SpA*	16,436	24,943
ACEA SpA*	282	3,370
AcegasAps SpA*	240	1,372
Actelios SpA*	72	302
Alleanza Assicurazioni SpA*	3,770	21,248
Assicurazioni Generali SpA*	3,064	52,478
Atlantia SpA*	1,501	22,679
Autostrada Torino-Milano SpA*	254	1,450
Banca Carige SpA*	9,188	30,131
Banca IFIS SpA*	148	1,287
Banca Intermobiliare SpA*	33	107
Banca Monte dei Paschi di Siena SpA*	48,098	66,542
Banca Popolare dell’Etruria e del Lazio*	938	4,359
Banca Popolare di Milano S.c.r.l.*	1,301	6,477
Banco di Desio e della Brianza SpA*	1,008	5,885
Benetton Group SpA*	128	834
Cairo Communication SpA*	3,299	8,454
Cofide SpA*	3,377	1,560
Credito Artigiano SpA*	1,716	4,597
Credito Emiliano SpA*	1,081	4,449
Edison SpA*	7,874	8,525
Enel SpA*	31,725	152,163
ENI SpA*	15,162	294,309
ERG SpA*	435	5,412
Esprinet SpA*	1,108	6,657
Fiat SpA RSP*	528	2,581
Finmeccanica SpA*	1,941	24,147
Fondiaria-Sai SpA*	260	3,038
Fondiaria-Sai SpA RSP*	605	5,743
Gemina SpA*	6,188	2,403
Gruppo MutuiOnline SpA*	759	3,399
Intesa Sanpaolo SpA RSP*	3,673	6,910
Lottomatica SpA*	349	5,736
Mediaset SpA*	6,531	29,114
Mediobanca SpA*	1,882	15,967
Mediolanum SpA*	1,437	4,961
Milano Assicurazioni SpA*	2,154	4,956
Milano Assicurazioni SpA RSP*	1,564	4,028

Investments	Shares	U.S. $ Value

Nice SpA*	1,444	$4,103
Panariagroup Industrie Ceramiche SpA*	1,946	3,178
Parmalat SpA*	7,450	15,341
Piaggio & C. SpA*	5,382	6,817
Piccolo Credito Valtellinese S.c.r.l.*	647	5,240
Pirelli & C. SpA RSP*	5,635	1,478
Premafin Finanziaria SpA*	7,700	10,223
Recordati SpA*	5,157	28,072
SAES Getters SpA*	161	1,433
SAES Getters SpA RSP*	305	2,592
Safilo Group SpA*	4,500	2,357
Saipem SpA*	389	6,921
Saras SpA*	2,801	7,334
Snam Rete Gas SpA*	9,710	52,084
Societa Cattolica di Assicurazioni S.c.r.l.*	146	3,425
Sogefi SpA*	1,619	1,576
Telecom Italia SpA*	64,225	82,799
Telecom Italia SpA RSP*	34,140	34,744
Terna Rete Elettrica Nazionale SpA*	15,157	47,191
Unione di Banche Italiane SCPA*	3,468	38,194

Total Italy		1,197,675
Netherlands – 2.9%
Akzo Nobel N.V.*	789	29,850
ASML Holding N.V.*	391	6,930
Ballast Nedam N.V. CVA*	362	6,967
Beter BED Holding N.V.*	196	1,963
Brunel International*	286	3,607
CSM*	159	1,855
European Aeronautic Defence and Space Co.EADS N.V.*	1,233	14,341
Fugro N.V. CVA*	68	2,162
Heijmans N.V. CVA*	353	2,029
Heineken Holding N.V.	601	14,594
Heineken N.V.*	545	15,485
Koninklijke Ahold N.V.*	825	9,037
Koninklijke BAM Groep N.V.*	379	3,367
Koninklijke Boskalis Westminster N.V.*	450	9,040
Koninklijke DSM N.V.*	508	13,365
Koninklijke KPN N.V.*	6,723	89,797
Koninklijke Philips Electronics N.V.*(a)	2,288	33,659
Macintosh Retail Group N.V.*	208	1,963
Reed Elsevier N.V.	1,527	16,349
SBM Offshore N.V.*	754	10,041
TNT N.V.*	935	15,989
Unilever N.V. CVA*	5,031	99,193
USG People N.V.*	399	3,204
Wavin N.V.	440	1,443
Wolters Kluwer N.V.*	905	14,671

Total Netherlands		420,901
Norway – 1.0%
ABG Sundal Collier Holding ASA*	7,000	4,478
Aker ASA Class A*	280	5,329
Aker Solutions ASA*	500	3,225

See Notes to Financial Statements.

WisdomTree International Dividend Funds	39

Schedule of Investments (continued)

WisdomTree Europe Total Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Ekornes ASA*	400	$3,851
Fred Olsen Energy ASA*	100	2,740
Orkla ASA*	2,405	16,456
Sparebank 1 SMN*	2,480	8,925
Sparebank 1 SR Bank*	1,920	6,681
Sparebanken 1 Nord-Norge*	750	5,776
StatoilHydro ASA*	4,729	83,274
Veidekke ASA*	400	1,777
Yara International ASA*	351	7,655

Total Norway		150,167
Portugal – 0.9%
Banco BPI S.A. Registered Shares*	1,373	2,742
Banco Espirito Santo S.A.*(a)	1,491	5,800
BANIF SGPS S.A.*	1,226	1,677
BRISA*	1,580	10,908
Cimpor Cimentos de Portugal SGPS S.A.*	824	4,098
Energias de Portugal S.A.*	8,437	29,270
Galp Energia, SGPS, S.A. Class B*	531	6,331
Jeronimo Martins, SGPS, S.A.*	998	4,913
Mota Engil, SGPS, S.A.*	691	2,312
Portucel-Empresa Produtora De Pasta E Papel, S.A.*	1,681	3,223
Portugal Telecom, SGPS, S.A.	5,449	42,178
SAG GEST-Solucoes Automovel Globais, SGPS, S.A.	1,706	2,446
Semapa-Sociedade de Investimento e Gestao*	545	4,595
Sonae*	7,029	4,769
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.*	1,687	8,982

Total Portugal		134,244
Spain – 8.4%
Abertis Infraestructuras, S.A.*	1,360	21,253
Acciona, S.A.*	143	14,705
Acerinox S.A.	156	1,812
ACS Actividades de Construccion y Servicios, S.A.*	1,233	51,142
Adolfo Dominguez S.A.	138	1,011
Antena 3 de Television S.A.*	1,704	6,787
Banco Bilbao Vizcaya Argentaria S.A.*	13,980	113,409
Banco de Sabadell S.A.*	3,122	15,668
Banco Espanol de Credito S.A.*	2,034	16,257
Banco Guipuzcoano S.A.	1,908	12,413
Banco Popular Espanol S.A.*	3,448	21,837
Banco Santander S.A.*	26,818	184,035
Bankinter, S.A.*	1,654	17,502
Bolsas y Mercados Espanoles*	161	3,722
Cementos Portland Valderrivas S.A.(a)	77	1,815
Cia Espanola de Petroleos S.A.*	280	11,800
Corparcion Financiera Alba*	216	8,116
Enagas*(a)	354	5,015
Endesa S.A.*	2,323	43,426
Fomento de Construcciones y Contratas S.A.*	380	11,629
Gas Natural SDG S.A.*(a)	857	11,708
Gestevision Telecinco S.A.*	2,337	16,197
Grupo Catalana Occidente S.A.*	1,242	14,693
Grupo Ferrovial, S.A.*	390	8,316

Investments	Shares	U.S. $ Value

Iberdrola S.A.*	10,393	$72,858
Iberia Lineas Aereas de Espana*	6,925	14,527
Inditex S.A.*	1,676	65,310
Indra Sistemas S.A.*	791	15,249
Mapfre S.A.*	4,688	10,270
Prosegur Cia de Seguridad, S.A.	448	12,063
Red Electrica Corp S.A.*	332	12,959
Renta Corp. Real Estate S.A.	597	1,411
Repsol YPF S.A.*	3,201	55,377
Sacyr Vallehermoso, S.A.*	1,284	9,888
Telefonica S.A.*	14,593	291,014
Union Fenosa S.A.*	2,416	57,739
Uralita S.A.*	1,157	6,529
Zardoya Otis, S.A.*	626	11,445

Total Spain		1,250,907
Sweden – 3.9%
AB Volvo Class A*	2,334	12,365
AB Volvo Class B*(a)	6,071	32,091
Alfa Laval AB*	2,021	15,217
Assa Abloy AB Class B*	1,000	9,314
Atlas Copco AB Class A*(a)	2,001	14,946
Atlas Copco AB Class B*	1,501	10,167
Boliden AB*	1,232	6,318
Cardo AB*	333	5,599
Castellum AB*	915	5,124
Connecta AB	333	1,853
D. Carnegie AB*†	1,799	3,873
Fabege AB*	768	2,694
Getinge AB Class B*	1,071	10,331
Hakon Invest AB	260	2,162
Hemtex AB*	832	1,530
Hennes & Mauritz AB Class B*(a)	2,311	86,376
Hexagon AB Class B*	1,500	7,258
Holmen AB Class B Series*	250	4,135
Kinnevik Investment AB Class B*	928	7,100
Kungsleden AB*	1,818	6,949
Lundbergforetagen AB Class B*	250	8,013
Meda AB Class A*	144	850
Mekonomen AB*	250	2,601
NCC AB Class B*	449	3,204
Nibe Industrier AB Class B*	1,179	7,273
Nobia AB*	1,331	3,059
Nordea Bank AB*	9,996	49,573
Nordnet AB Class B*	1,369	1,855
Rederi AB Transatlantic*	459	1,344
Sandvik AB*(a)	2,999	17,086
Scania AB Class A*	1,751	14,032
Scania AB Class B*	2,001	16,217
Securitas AB Class B*	1,000	7,258
Skanska AB Class B*	1,167	10,022
SKF AB Class B*	1,000	8,618
SSAB Svenskt Stal AB Series A*	751	6,359
Svenska Cellulosa AB Class B*	1,667	12,602
Svenska Handelsbanken AB Class A*	2,160	30,438

See Notes to Financial Statements.

40	WisdomTree International Dividend Funds

Schedule of Investments (continued)

WisdomTree Europe Total Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Swedbank AB Class A*	1,999	$6,649
Swedish Match AB*	2	29
Tele2 AB Class B*	875	7,356
Telefonaktiebolaget LM Ericsson Class A*	499	4,044
Telefonaktiebolaget LM Ericsson Class B*	6,733	54,973
TeliaSonera AB*(a)	11,083	53,087

Total Sweden		571,944
Switzerland – 7.5%
Adecco S.A.*	405	12,673
Aryzta AG*	70	1,637
Baloise Holding AG*	60	3,844
Bank Sarasin & Cie AG Class B*	93	1,959
Ciba Holding AG*	676	29,512
Compagnie Financiere Richemont S.A. Class A*	921	14,402
Credit Suisse Group AG*	3,709	113,059
EFG International AG	138	1,030
Geberit AG*	42	3,779
Givaudan S.A.*	30	15,567
Helvetia Holding AG	20	4,265
Highlight Communications AG*	106	598
Holcim Ltd.*	685	24,447
Huber & Suhner AG*	250	6,376
Julius Baer Holding AG*	247	6,082
Kudelski S.A.*	648	6,166
Kuehne + Nagel International AG*	345	20,162
Lonza Group AG*	8	792
Mobilezone Holding AG*	706	4,253
Nestle S.A.*	6,954	235,337
Nobel Biocare Holding AG*	87	1,486
Novartis AG*	5,289	200,387
Panalpina Welttransport Holding AG*	82	4,031
Roche Holding AG*	1,253	172,128
SGS S.A.*	7	7,357
Sulzer AG*	25	1,291
Swatch Group AG (The)*	68	1,666
Swatch Group AG (The) Class B*	106	12,818
Swiss Reinsurance*	1,306	21,410
Swisscom AG*	227	63,835
Swissquote Group Holding S.A.*	250	9,015
Syngenta AG*	82	16,543
Tecan Group AG*	151	4,050
Vontobel Holding AG*	559	10,373
Zurich Financial Services AG*	524	82,998

Total Switzerland		1,115,328
United Kingdom – 26.3%
Admiral Group PLC	186	2,275
Amlin PLC	211	1,040
Associated British Foods PLC	1,033	9,484
AstraZeneca PLC	4,916	172,706
Aviva PLC	12,013	37,236
BAE Systems PLC	13,995	67,100
BBA Aviation PLC	2,125	2,513
Bellway PLC	915	8,886

Investments	Shares	U.S. $ Value

BG Group PLC	2,130	$32,210
BHP Billiton PLC	2,908	57,729
BP PLC	62,436	421,958
Braemar Shipping Services PLC	630	1,996
Brewin Dolphin Holdings PLC	1,113	1,882
Brit Insurance Holdings PLC*	1,658	4,290
British American Tobacco PLC	6,536	151,112
British Polythene Industries	1,871	3,272
British Sky Broadcasting Group PLC	6,845	42,532
BT Group PLC	48,216	54,044
Cable & Wireless PLC	10,148	20,291
Cadbury PLC	3,355	25,343
Centrica PLC	18,037	58,881
Chesnara PLC	1,504	2,867
Close Brothers Group PLC	1,765	13,585
Collins Stewart PLC	7,146	6,965
Compass Group PLC	7,748	35,427
Debenhams PLC	17,890	12,308
Diageo PLC	9,345	105,349
DS Smith PLC	1,387	994
Electrocomponents PLC	3,486	6,258
Enterprise Inns PLC	2,853	2,771
Findel PLC	2,248	2,449
Firstgroup PLC	1,778	6,817
Friends Provident PLC*	13,543	13,452
Galliford Try PLC	14,600	8,371
GlaxoSmithKline PLC	19,972	311,317
Hays PLC	4,537	4,731
HMV Group PLC	2,547	4,737
Home Retail Group PLC	4,449	14,332
HSBC Holdings PLC	51,804	293,301
Hunting PLC	347	1,986
IMI PLC	677	2,632
Imperial Tobacco Group PLC	2,638	59,251
Informa PLC	810	3,048
Inmarsat PLC	1,117	7,833
Intercontinental Hotels Group PLC	455	3,463
International Power PLC	1,517	4,577
Investec PLC	1,278	5,349
J. Sainsbury PLC	3,664	16,438
James Fisher & Sons PLC	506	2,961
Kier Group PLC	105	1,332
Kingfisher PLC	9,461	20,301
Ladbrokes PLC	2,499	6,564
Lavendon Group PLC	543	1,296
Legal & General Group PLC	23,705	14,610
Logica PLC	2,853	2,607
Luminar Group Holdings PLC	1,257	2,216
Man Group PLC	3,444	10,786
Management Consulting Group PLC	6,608	2,841
Marks & Spencer Group PLC	11,780	49,979
Meggitt PLC	1,738	3,195
Michael Page International PLC	1,221	3,216
Millennium & Copthorne Hotels PLC	483	1,191

See Notes to Financial Statements.

WisdomTree International Dividend Funds	41

Schedule of Investments (concluded)

WisdomTree Europe Total Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Mondi PLC	1,168	$2,478
National Grid PLC	9,800	75,221
Next PLC	532	10,096
Northgate PLC	825	772
Paragon Group of Cos. PLC	3,856	2,487
Pearson PLC	5,744	57,756
Pendragon PLC	28,272	2,897
Provident Financial PLC	3,322	39,831
Prudential PLC	9,137	44,135
Reckitt Benckiser Group PLC	1,733	65,056
Reed Elsevier PLC	5,606	40,257
Renishaw PLC	528	1,881
Rexam PLC	1,931	7,473
Rio Tinto PLC	1,030	34,694
Robert Walters PLC	1,833	2,017
Royal Dutch Shell PLC Class A	10,061	226,553
Royal Dutch Shell PLC Class B	7,307	160,349
RSA Insurance Group PLC*	11,668	21,758
SABMiller PLC	3,664	54,461
Sage Group PLC (The)	11,622	28,186
Savills PLC	1,631	5,511
Scottish & Southern Energy PLC	3,447	54,793
Shore Capital Group PLC*	6,526	1,310
Smiths Group PLC	949	9,100
Smiths News PLC	11,438	13,526
Standard Chartered PLC	3,977	49,394
Standard Life PLC	7,236	17,227
Sthree PLC	1,259	3,140
Tate & Lyle PLC	998	3,726
Tesco PLC	19,706	94,171
Thomas Cook Group PLC	921	3,168
Thomson Reuters PLC*	627	14,020
Tomkins PLC	5,517	9,588
TUI Travel PLC	2,278	7,469
Tullow Oil PLC	82	944
Unilever PLC	4,327	81,744
United Utilities Group PLC	1,042	7,221
Venture Production PLC	271	3,104
Vodafone Group PLC	212,661	374,164
Whitbread PLC	478	5,399
William Hill PLC	1,128	2,753
Wm. Morrison Supermarkets PLC	2,403	8,800

Total United Kingdom		3,899,113
TOTAL COMMON STOCKS (Cost: $27,576,813)		14,622,442
RIGHTS – 0.0%
Finland – 0.0%
Pohjola Bank PLC., expiring 4/24/09*	504	683
Spain – 0.0%
Mapfre S.A., expiring 4/01/09*	5,633	75
TOTAL RIGHTS (Cost: $1,833)		758
TOTAL LONG-TERM INVESTMENTS (Cost: $27,578,646)		14,623,200

Investments	Shares	U.S. $ Value

SHORT-TERM INVESTMENT – 0.9%
MONEY MARKET FUND – 0.9%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $129,539)	129,539	$129,539
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.3%
MONEY MARKET FUND – 2.3%
Dreyfus Institutional Preferred Money Market Fund, 0.59%(c) (Cost: $342,026)(d)	342,026	342,026
TOTAL INVESTMENTS IN SECURITIES – 101.8% (Cost: $28,050,211)		15,094,765
Liabilities in Excess of Foreign Currency and Other Assets – (1.8)%		(261,109)

NET ASSETS – 100.0%		$14,833,656
RSP	– Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)	Security, or portion thereof, was on loan at March 31, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2009.

(c)	Interest rates shown reflect yields as of March 31, 2009.

(d)	At March 31, 2009, the total market value of the Fund’s securities on loan was $333,516 and the total market value of the collateral held by the Fund was $342,026.

See Notes to Financial Statements.

42	WisdomTree International Dividend Funds

Schedule of Investments

WisdomTree Europe Equity Income Fund

March 31, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 97.4%
Austria – 0.5%
Oesterreichische Post AG*	878	$26,077
Telekom Austria AG*	5,116	77,435

Total Austria		103,512
Belgium – 2.7%
Anheuser-Busch InBev N.V.*	9,747	268,463
Belgacom S.A.*	5,111	160,147
Cofinimmo*	155	16,515
Compagnie Maritime Belge S.A.*	787	17,209
Mobistar S.A.*	742	46,844

Total Belgium		509,178
Denmark – 0.1%
D/S Norden*	710	19,839
Finland – 2.5%
Alma Media Corp.	2,337	16,228
Elisa Oyj*	2,012	29,358
Kesko Oyj Class B*	1,066	22,122
Metso Oyj*	1,816	21,459
Neste Oil Oyj*(a)	3,116	41,454
Orion Oyj Class B*(a)	1,937	28,032
Pohjola Bank PLC*	2,450	14,443
Rautaruukki Oyj*	1,811	28,998
Sampo Oyj Class A*	7,421	109,564
Sanoma Oyj*	2,299	29,364
Stora Enso Oyj Class R*	9,416	33,379
UPM-Kymmene Oyj*(a)	7,067	40,815
Uponor Oyj*	2,555	23,848
Wartsila Oyj*	1,147	24,198

Total Finland		463,262
France – 32.1%
AXA S.A.*	30,517	366,683
BNP Paribas*	12,987	536,597
Cie de Saint-Gobain*	4,886	137,008
Credit Agricole S.A.*	38,522	425,123
Etablissements Maurel et Prom*	3,117	42,129
Euler Hermes S.A.*	1,250	41,242
Fonciere Des Regions*	682	32,014
France Telecom S.A.*	48,195	1,097,403
Legrand S.A.*	3,130	54,377
M6-Metropole Television*	2,633	42,964
Neopost S.A.*	494	38,307
Nexity	1,697	36,275
PagesJaunes Groupe	7,542	63,756
Peugeot S.A.*	2,680	50,669
PPR*	1,546	99,101
Rallye S.A.	683	12,278
Sanofi-Aventis S.A.*	17,213	968,540
Schneider Electric S.A.*	2,804	186,553
SCOR SE*	2,564	52,748
Societe BIC S.A.*	725	35,611
Societe Immobiliere de Location pour l’Industrie et le Commerce*	274	20,551

Investments	Shares	U.S. $ Value

Societe Television Francaise 1*	4,710	$36,902
TOTAL S.A.*	24,169	1,200,938
Vallourec S.A.*	489	45,324
Vivendi*	15,200	402,107

Total France		6,025,200
Germany – 6.6%
Comdirect Bank AG*	2,150	15,700
Deutsche Bank AG*	7,832	315,076
Deutsche Lufthansa AG*	7,591	82,342
Deutsche Telekom AG*	64,211	797,116
Heidelberger Druckmaschinen AG*	1,764	8,525
Norddeutsche Affinerie AG*	594	15,071

Total Germany		1,233,830
Italy – 13.4%
Alleanza Assicurazioni SpA*	10,784	60,780
Banca Intermobiliare SpA*	4,720	15,353
Banca Monte dei Paschi di Siena SpA*	143,024	197,868
Banca Popolare di Milano S.c.r.l.*	5,722	28,489
Credito Emiliano SpA*	4,724	19,443
Enel SpA*	85,845	411,740
ENI SpA*	41,841	812,175
Gemina SpA*	28,585	11,101
Intesa Sanpaolo SpA RSP*	19,436	36,566
Mediaset SpA*	22,272	99,283
Mediobanca SpA*	8,646	73,353
Mediolanum SpA*	10,022	34,596
Milano Assicurazioni SpA*	9,384	21,592
Parmalat SpA*	32,232	66,374
Snam Rete Gas SpA*	23,120	124,014
Societa Cattolica di Assicurazioni S.c.r.l.*	779	18,276
Telecom Italia SpA*	168,820	217,642
Telecom Italia SpA RSP*	108,729	110,652
Terna Rete Elettrica Nazionale SpA*	21,059	65,566
Unione di Banche Italiane SCPA*	8,074	88,921

Total Italy		2,513,784
Netherlands – 0.2%
Exact Holding N.V.*	613	12,281
Koninklijke BAM Groep N.V.*	2,838	25,212

Total Netherlands		37,493
Norway – 0.2%
ABG Sundal Collier Holding ASA*	28,661	18,337
Aker ASA Class A*	1,429	27,196

Total Norway		45,533
Portugal – 0.8%
Banco BPI S.A. Registered Shares*	12,654	25,268
Portugal Telecom, SGPS, S.A.	15,096	116,851

Total Portugal		142,119
Spain – 5.8%
Antena 3 de Television S.A.*	6,705	26,707
Banco Bilbao Vizcaya Argentaria S.A.*	40,034	324,766
Banco Espanol de Credito S.A.*	7,531	60,193

See Notes to Financial Statements.

WisdomTree International Dividend Funds	43

Schedule of Investments (concluded)

WisdomTree Europe Equity Income Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Banco Santander S.A.*	75,040	$515,256
Bolsas y Mercados Espanoles*	1,370	31,668
Cementos Portland Valderrivas S.A.(a)	545	12,844
Gestevision Telecinco S.A.*	7,986	55,348
Iberia Lineas Aereas de Espana*	19,441	40,782
Uralita S.A.*	4,606	25,990

Total Spain		1,093,554
Sweden – 3.0%
AB Volvo Class A*(a)	9,154	48,498
AB Volvo Class B*(a)	18,478	97,672
Axfood AB*	688	12,566
Boliden AB*(a)	5,755	29,515
D. Carnegie AB*†	5,700	12,272
Fabege AB*	4,659	16,343
Hakon Invest AB	2,107	17,522
Holmen AB Class B Series*(a)	1,210	20,015
Kungsleden AB*	6,055	23,144
Nordea Bank AB*(a)	26,141	129,641
Skanska AB Class B*(a)	4,965	42,640
Svenska Handelsbanken AB Class A*	6,706	94,499
Swedbank AB Class A*(a)	7,532	25,054

Total Sweden		569,381
Switzerland – 2.8%
Ciba Holding AG*	1,160	50,642
Swiss Reinsurance*	4,066	66,655
Swisscom AG*	534	150,166
Vontobel Holding AG*	947	17,573
Zurich Financial Services AG*	1,478	234,104

Total Switzerland		519,140
United Kingdom – 26.7%
Amlin PLC	7,236	35,679
AstraZeneca PLC	13,962	490,505
Aviva PLC	34,254	106,174
Bellway PLC	2,741	26,618
Brit Insurance Holdings PLC*	7,716	19,963
BT Group PLC	133,332	149,449
Cable & Wireless PLC	29,249	58,484
Carpetright PLC	2,404	14,240
Centrica PLC	36,864	120,341
Close Brothers Group PLC	3,562	27,417
Dairy Crest Group PLC	3,517	13,271
Debenhams PLC	37,893	26,071
Electrocomponents PLC	14,248	25,579
Friends Provident PLC*	37,875	37,622
GlaxoSmithKline PLC	56,763	884,804
Hays PLC	22,921	23,901
Home Retail Group PLC	14,735	47,468
HSBC Holdings PLC	145,418	823,318
Informa PLC	5,046	18,986
Investec PLC	8,449	35,362
Jardine Lloyd Thompson Group PLC	3,300	20,741
Kingfisher PLC	34,896	74,877
Ladbrokes PLC	9,162	24,065

Investments	Shares	U.S. $ Value

Legal & General Group PLC	80,411	$49,560
Logica PLC	21,271	19,437
Marks & Spencer Group PLC	24,776	105,117
Misys PLC	7,836	14,152
Mondi PLC	6,724	14,264
National Grid PLC	26,680	204,785
Next PLC	2,756	52,302
Pearson PLC	8,744	87,920
Provident Financial PLC	2,883	34,567
Rexam PLC	8,567	33,155
RSA Insurance Group PLC*	37,202	69,374
Standard Life PLC	24,233	57,694
Tate & Lyle PLC	6,684	24,957
Thomson Reuters PLC*	2,517	56,281
Tomkins PLC	22,106	38,419
Vodafone Group PLC	589,744	1,037,618
William Hill PLC	7,241	17,670

Total United Kingdom		5,022,207
TOTAL COMMON STOCKS (Cost: $33,241,057)		18,298,032
RIGHTS – 0.0%
Finland – 0.0%
Pohjola Bank PLC., expiring 4/24/09* (Cost: $7,818)	2,450	3,318
TOTAL LONG-TERM INVESTMENTS (Cost: $33,248,875)		18,301,350
SHORT-TERM INVESTMENT – 1.9%
MONEY MARKET FUND – 1.9%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $355,079)	355,079	355,079
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.6%
MONEY MARKET FUND – 2.6%
Dreyfus Institutional Preferred Money Market Fund, 0.59%(c) (Cost: $484,037)(d)	484,037	484,037
TOTAL INVESTMENTS IN SECURITIES – 101.9% (Cost: $34,087,991)		19,140,466
Liabilities in Excess of Foreign Currency and Other Assets – (1.9)%		(353,721)

NET ASSETS – 100.0%		$18,786,745

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)	Security, or portion thereof, was on loan at March 31, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2009.

(c)	Interest rates shown reflect yields as of March 31, 2009.

(d)	At March 31, 2009, the total market value of the Fund’s securities on loan was $471,902 and the total market value of the collateral held by the Fund was $484,037.

See Notes to Financial Statements.

44	WisdomTree International Dividend Funds

Schedule of Investments

WisdomTree Europe SmallCap Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.4%
Austria – 0.6%
A&T Austria Technologie & Systemtechnik AG*	2,029	$7,947
BWT AG*	452	8,882
Palfinger AG*	2,316	25,799
POLYTEC Holding AG*	1,527	2,798
Schoeller-Bleckmann Oilfield Equipment AG*	435	12,527
Zumtobel AG*	2,838	20,535

Total Austria		78,488
Belgium – 1.2%
Compagnie d’Entreprises CFE*	508	12,208
EVS Broadcast Equipment S.A.*	1,117	36,631
Melexis N.V.*	5,111	23,751
Omega Pharma S.A.*	1,024	22,521
Recticel S.A.*	1,756	5,176
Tessenderlo Chemie N.V.*	2,170	65,977

Total Belgium		166,264
Denmark – 0.9%
Auriga Industries Class B*	1,159	20,040
Bang & Olufsen A/S Class B*	2,532	32,046
Dalhoff Larsen & Horneman A/S Class B*	1,231	3,028
East Asiatic Co., Ltd. A/S*	926	26,163
IC Companys A/S*	850	9,849
Rockwool International A/S Class B*	402	24,436

Total Denmark		115,562
Finland – 7.9%
Ahlstrom Oyj*	6,963	57,410
Alma Media Corp.	16,556	114,963
Amer Sports Oyj Class A*	7,606	50,391
Citycon Oyj*	5,819	11,280
Comptel PLC*	14,960	12,116
Fiskars Oyj Abp Class A*	8,322	73,477
F-Secure Oyj*	8,786	23,914
HKScan Oyj*	2,305	11,354
Huhtamaki Oyj*	17,146	116,556
Kemira Oyj*	15,483	99,289
Lassila & Tikanoja Oyj*	2,851	35,657
Oriola-KD Oyj Class B	4,696	10,599
PKC Group Oyj*	2,347	8,413
Poyry Oyj*	4,481	58,066
Raisio PLC Class V*	10,745	21,257
Rapala VMC Oyj*	3,638	19,079
Stockmann Oyj Abp Class B*	3,407	46,954
Talentum Oyj*	7,287	15,964
Technopolis PLC*	2,970	9,267
Teleste Oyj*	1,911	8,068
Tietoenator Oyj*	5,876	60,930
Uponor Oyj*	21,654	202,113

Total Finland		1,067,117
France – 4.4%
ABC Arbitrage*	8,499	68,946
Assystem*	2,771	19,499

Investments	Shares	U.S. $ Value

Avenir Telecom*	10,352	$6,597
Canal Plus*	16,630	103,774
Carbone Lorraine*	935	21,576
Derichebourg*	7,463	16,349
GFI Informatique*	7,632	23,002
Groupe Steria SCA*	1,904	26,885
Haulotte Group*	2,125	8,915
IMS-Intl Metal Service*	2,545	34,973
Ingenico*	1,552	25,757
IPSOS*	1,691	37,269
LaCie S.A.*	6,512	16,341
Manitou BF S.A.*	5,819	37,471
NRJ Group*	10,323	60,580
Saft Groupe S.A.	1,196	32,235
Seche Environnement S.A.*	412	24,069
Stallergenes*	277	14,255
Trigano S.A.*	2,006	14,169

Total France		592,662
Germany – 6.0%
Aixtron AG*	1,757	9,074
Beate Uhse AG*	14,117	11,246
Bechtle AG*	1,471	23,437
Carl Zeiss Meditec AG*	2,449	33,556
Cenit AG*	1,820	6,476
CTS Eventim AG*	983	28,582
DAB Bank AG*	10,009	28,571
Demag Cranes AG*	1,525	26,524
Deutz AG*	7,407	22,619
Duerr AG*	597	7,768
Elexis AG*	585	5,592
Epcos AG*	3,700	93,190
Freenet AG*	8,581	53,433
Gerresheimer AG	699	12,798
Gerry Weber International AG*	1,227	25,088
GFK AG*	1,165	27,533
Gildemeister AG*	1,552	12,034
H&R WASAG AG*	2,891	30,246
HCI Capital AG*	3,182	5,999
IDS Scheer AG*	1,714	15,839
Indus Holding AG*	1,903	22,007
Kontron AG*	2,309	22,257
Leoni AG*	2,040	18,526
Medion AG*	1,532	11,838
MLP AG*	9,497	99,612
MPC Muenchmeyer Petersen Capital AG*	2,323	14,527
Pfeiffer Vacuum Technology AG*	943	55,715
Praktiker Bau- und Heimwerkermaerkte AG*	3,947	20,752
Sixt AG*	1,435	19,357
Takkt AG*	4,352	37,558
Vivacon AG*	2,791	7,782

Total Germany		809,536
Ireland – 0.8%
FBD Holdings PLC	2,661	21,233
FBD Holdings PLC Redemption Shares*†	2,660	35

See Notes to Financial Statements.

WisdomTree International Dividend Funds	45

Schedule of Investments (continued)

WisdomTree Europe SmallCap Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Fyffes PLC	20,523	$5,586
Greencore Group PLC	20,627	19,445
Paddy Power PLC	2,382	38,303
Total Produce PLC	22,403	8,031
United Drug PLC	10,200	20,219

Total Ireland		112,852
Italy – 11.6%
AcegasAps SpA*	6,439	36,804
Actelios SpA*	3,663	15,368
Antichi Pellettieri SpA*	940	2,165
Ascopiave SpA*	38,311	77,112
Astaldi SpA*	3,578	14,727
Autostrada Torino-Milano SpA*	6,148	35,100
Azimut Holding SpA*	5,209	27,820
Banca Generali SpA*	7,910	24,549
Banca IFIS SpA*	3,360	29,220
Banca Intermobiliare SpA*	24,870	80,899
Banca Popolare dell’Etruria e del Lazio*	6,618	30,753
Banco di Desio e della Brianza SpA*	4,523	26,408
Biesse SpA*	2,096	10,297
Brembo SpA*	6,111	24,016
Buzzi Unicem SpA RSP*	3,460	21,086
Cairo Communication SpA*	24,743	63,403
Cementir Holding SpA*	9,856	27,349
Cofide SpA*	31,100	14,369
Credito Artigiano SpA*	57,579	154,233
Danieli & Co. SpA*	503	4,348
Danieli & Co. Spa RSP	925	5,158
Datalogic SpA*	1,233	6,434
De’Longhi SpA*	5,989	11,132
Esprinet SpA*	4,029	24,206
Fiat SpA RSP*	10,575	51,704
Fondiaria-Sai SpA RSP*	7,948	75,451
Gas Plus*	3,263	28,896
Gewiss SpA*	6,523	21,651
Gruppo MutuiOnline SpA*	1,813	8,118
Industria Macchine Automatiche SpA*	5,018	80,682
Italcementi SpA RSP*	11,081	58,408
Italmobiliare SpA RSP*	1,642	31,044
Landi Renzo SpA*	3,904	11,611
Mariella Burani SpA*	564	5,844
MARR SpA*	8,852	59,880
Milano Assicurazioni SpA RSP*	7,701	19,836
Nice SpA*	6,942	19,724
Panariagroup Industrie Ceramiche SpA*	5,486	8,959
Permasteelisa SpA*	1,220	13,736
Piaggio & C. SpA*	41,121	52,085
Pirelli & C. SpA RSP*	38,183	10,012
Premafin Finanziaria SpA*	13,189	17,511
Premuda SpA*	10,651	12,727
Recordati SpA*	19,513	106,220
SAES Getters SpA*	1,864	16,594
SAES Getters SpA RSP*	1,158	9,840
Safilo Group SpA*	35,925	18,817

Investments	Shares	U.S. $ Value

Sogefi SpA*	16,857	$16,405
SOL SpA*	4,010	15,440
Vittoria Assicurazioni SpA*	3,684	18,856

Total Italy		1,557,007
Netherlands – 4.8%
Arcadis N.V.*	3,904	47,086
ASM International N.V.*	575	4,771
Ballast Nedam N.V. CVA*	1,225	23,575
Beter BED Holding N.V.*	4,305	43,114
Brunel International*	2,185	27,560
Exact Holding N.V.*	4,319	86,531
Grontmij CVA*	1,529	31,324
Heijmans N.V. CVA*	4,576	26,307
Innoconcepts*	806	2,216
Kardan N.V.*	2,785	6,992
Macintosh Retail Group N.V.*	2,887	27,253
OPG Groep N.V. CVA*	4,504	41,202
Plaza Centers N.V.*	53,102	44,146
Telegraaf Media Groep N.V.*	4,724	63,379
Ten Cate N.V.*	1,764	30,447
TKH Group N.V.*	2,988	30,190
Unit 4 Agresso N.V.*	825	9,311
USG People N.V.*	8,667	69,595
Wavin N.V.	11,946	39,176

Total Netherlands		654,175
Norway – 5.0%
ABG Sundal Collier Holding ASA*	161,020	103,021
Austevoll Seafood ASA*	3,200	6,161
DOF ASA*	4,566	21,978
EDB Business Partner ASA*	7,093	12,606
Ekornes ASA*	7,645	73,596
Hafslund ASA Class B*	4,672	37,710
Leroy Seafood Group ASA*	2,000	17,328
Salmar ASA*	5,800	28,347
Scana Industrier*	13,102	12,419
Sparebank 1 SMN*	17,986	64,728
Sparebank 1 SR Bank*	18,280	63,620
Sparebanken 1 Nord-Norge*	3,900	30,035
Tomra Systems ASA*	5,828	21,492
Veidekke ASA*	33,490	148,798
Wilh Wilhelmsen ASA Class A*	2,450	26,125

Total Norway		667,964
Portugal – 1.5%
BANIF SGPS S.A.*	39,056	53,410
Finibanco Holding, SGPS, S.A.*	5,933	14,021
Mota Engil, SGPS, S.A.*	9,395	31,434
SAG GEST-Solucoes Automovel Globais, SGPS, S.A.	24,846	35,627
Semapa-Sociedade de Investimento e Gestao*	8,055	67,911

Total Portugal		202,403
Spain – 2.9%
Adolfo Dominguez S.A.	877	6,427
Cie Automotive S.A.	4,701	13,669

See Notes to Financial Statements.

46	WisdomTree International Dividend Funds

Schedule of Investments (continued)

WisdomTree Europe SmallCap Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Duro Felguera S.A.	7,625	$46,063
Grupo Empresarial Ence S.A.	4,392	12,012
La Seda de Barcelona S.A. Class B*	21,247	8,181
Realia Business S.A.*	20,477	52,472
Renta Corp. Real Estate S.A.	4,417	10,439
Tubacex S.A.	5,736	12,033
Tubos Reunidos S.A.	12,761	29,480
Uralita S.A.*	31,334	176,809
Viscofan S.A.*	1,457	28,301

Total Spain		395,886
Sweden – 9.8%
AarhusKarlshamn AB	2,256	27,834
Acando AB*	4,619	6,034
AF AB Class B*	1,249	16,203
Axfood AB*	6,488	118,502
Axis Communications AB*	2,306	13,166
B&B Tools AB Class B*	1,735	9,276
BE Group AB	5,538	13,531
Bjoern Borg AB*	1,400	8,162
Cardo AB*	3,892	65,437
Clas Ohlson AB Class B*	6,966	62,142
Connecta AB	1,882	10,472
D. Carnegie AB*†	15,807	34,033
Elekta AB Class B*	2,135	21,370
Fabege AB*	29,739	104,318
Hemtex AB*	2,400	4,413
Hoganas AB Class B*	4,227	38,091
Indutrade AB*	3,600	36,687
Intrum Justitia AB*	5,761	37,629
Know IT AB*	1,404	5,231
Kungsleden AB*	49,649	189,773
Mekonomen AB*	3,796	39,488
NCC AB Class B*	14,285	101,946
New Wave Group AB Class B*	3,822	3,698
Nibe Industrier AB Class B*	5,237	32,306
Niscayah Group AB	24,316	28,971
Nobia AB*	24,826	57,055
Nordnet AB Class B*	11,924	16,154
ORC Software AB*	1,225	13,854
Peab AB*	25,447	79,105
Rederi AB Transatlantic*	3,487	10,207
SkiStar AB*	4,208	40,592
Svenska Handelsbanken AB Class B*	1,431	20,641
Wihlborgs Fastigheter AB*	4,756	52,926

Total Sweden		1,319,247
Switzerland – 0.7%
Highlight Communications AG*	1,185	6,687
Huber & Suhner AG*	1,138	29,024
Kudelski S.A.*	2,446	23,276
Mobilezone Holding AG*	3,703	22,308
Swissquote Group Holding S.A.*	280	10,096
Tecan Group AG*	162	4,346

Total Switzerland		95,737

Investments	Shares	U.S. $ Value

United Kingdom – 41.3%
Anite PLC	17,113	$6,561
Ashtead Group PLC	32,102	18,175
Aveva Group PLC	630	5,093
BBA Aviation PLC	53,856	63,685
Beazley Group PLC	51,656	63,675
Bellway PLC	23,471	227,926
Bloomsbury Publishing PLC	7,479	12,114
BlueBay Asset Management PLC	5,159	9,206
Bodycote PLC	15,584	27,754
Braemar Shipping Services PLC	1,965	6,225
Brammer PLC	3,109	3,476
Brewin Dolphin Holdings PLC	26,780	45,294
Brit Insurance Holdings PLC*	60,440	156,370
British Polythene Industries	6,028	10,541
Britvic PLC	19,832	64,243
BSS Group PLC	6,167	25,458
Business Post Group PLC	8,886	31,842
Carpetright PLC	12,499	74,036
Centaur Media PLC	15,552	5,183
Chaucer Holdings PLC	71,695	43,675
Chemring Group PLC	829	22,541
Chesnara PLC	24,853	47,379
Chloride Group PLC	7,759	13,902
Cineworld Group PLC	24,871	44,918
Clarkson PLC	1,664	11,592
Clinton Cards PLC	24,696	4,248
Close Brothers Group PLC	25,540	196,584
Collins Stewart PLC	51,704	50,395
Communisis PLC	24,202	9,626
Computacenter PLC	20,481	33,760
Consort Medical PLC	2,455	11,938
Costain Group PLC	27,751	9,049
Cranswick PLC	3,201	26,611
Croda International PLC	8,097	61,511
Dairy Crest Group PLC	22,893	86,382
Davis Service Group PLC	16,279	61,075
Debenhams PLC	295,153	203,068
Dechra Pharmaceuticals PLC	3,859	23,107
Delta PLC	15,269	23,746
Development Securities PLC	2,253	7,783
Devro PLC	19,546	24,584
Dignity PLC	1,795	13,816
Dimension Data Holdings PLC	51,234	29,925
Diploma PLC	10,800	14,319
Domino Printing Sciences	8,289	22,336
DS Smith PLC	65,723	47,102
Dunelm Group PLC	17,943	56,002
E2V Technologies PLC	4,072	2,408
Electrocomponents PLC	126,447	227,007
Elementis PLC	45,458	17,918
Euromoney Institutional Investor PLC	13,412	39,217
Evolution Group PLC	9,731	13,460
F&C Asset Management PLC	45,073	37,148
Fenner PLC	9,889	6,520

See Notes to Financial Statements.

WisdomTree International Dividend Funds	47

Schedule of Investments (concluded)

WisdomTree Europe SmallCap Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Fiberweb PLC	30,935	$15,187
Fidessa Group PLC	1,817	21,174
Filtrona PLC	26,573	49,229
Findel PLC	25,328	27,591
French Connection Group PLC	12,801	9,174
Future PLC	37,510	6,989
Galliford Try PLC	67,938	38,952
Go-Ahead Group PLC	4,239	66,836
Goldshield Group PLC	3,411	15,205
Greene King PLC	16,638	116,736
Greggs PLC	867	42,874
Halfords Group PLC	9,756	40,868
Halma PLC	32,120	76,080
Hargreaves Lansdown PLC	23,379	68,947
Headlam Group PLC	12,844	42,343
Hikma Pharmaceuticals PLC	2,993	15,487
Hill & Smith Holdings PLC	5,334	11,927
HMV Group PLC	59,854	111,315
Holidaybreak PLC	8,620	24,711
Huntsworth PLC	18,763	13,447
Innovation Group PLC*	50,215	5,182
Interserve PLC	10,280	27,407
ITE Group PLC	18,186	16,878
James Fisher & Sons PLC	2,790	16,326
Jardine Lloyd Thompson Group PLC	28,478	178,991
JKX Oil & Gas PLC	3,676	11,618
Kcom Group PLC	92,628	23,234
Keller Group PLC	4,338	30,576
Kier Group PLC	5,030	63,806
Laird PLC	11,589	16,279
Lavendon Group PLC	4,025	9,606
Luminar Group Holdings PLC	8,627	15,210
Management Consulting Group PLC	29,352	12,621
Marshalls PLC	27,300	38,739
Marston’s PLC	46,709	90,550
McBride PLC	29,920	49,533
Melrose PLC	36,142	44,034
Micro Focus International PLC	10,365	44,867
Misys PLC	58,256	105,212
Mitie Group PLC	18,532	49,673
Morgan Crucible Co.	22,708	27,341
Morgan Sindall PLC	4,890	39,952
Mothercare PLC	6,684	37,148
Mouchel Group PLC	2,734	11,619
N. Brown Group PLC	31,385	85,248
Northern Foods PLC	83,635	61,138
Northgate PLC	11,284	10,553
Novae Group PLC	4,647	22,980
Office2office PLC	4,306	6,388
Paragon Group of Cos. PLC	12,438	8,023
PayPoint PLC	3,699	19,286
Pendragon PLC	290,663	29,788
Premier Farnell PLC	44,719	76,277
Psion PLC	12,810	9,548
PZ Cussons PLC	25,804	57,791

Investments	Shares	U.S. $ Value

Renishaw PLC	5,067	$18,048
Restaurant Group PLC	25,216	48,794
Ricardo PLC	5,990	17,064
Rightmove PLC	7,620	28,561
RM PLC	8,387	18,573
Robert Walters PLC	6,414	7,056
Robert Wiseman Dairies PLC	7,139	34,689
ROK PLC	16,177	11,594
RPC Group PLC	9,387	15,473
RPS Group PLC	5,849	13,058
Safestore Holdings PLC	11,878	9,109
Savills PLC	23,937	80,886
Schroders PLC Non-Voting Shares	5,014	49,230
Senior PLC	20,800	8,199
Severfield-Rowen PLC	15,354	32,681
Shanks Group PLC	15,220	12,162
Shore Capital Group PLC*	13,998	2,809
Smiths News PLC	27,603	32,641
Spectris PLC	8,321	48,006
Speedy Hire PLC	3,491	6,305
Spirax-Sarco Engineering PLC	4,946	59,551
Sports Direct International PLC	31,958	26,797
SSL International PLC	7,786	50,109
St. Ives Group PLC	22,693	14,637
Sthree PLC	19,301	48,137
Telecom Plus PLC	6,677	28,999
Tullett Prebon PLC	12,957	39,047
Ultra Electronics Holdings PLC	2,891	45,168
Umeco PLC	3,444	5,800
UTV Media PLC	11,861	10,286
Victrex PLC	4,602	33,509
Vitec Group (The) PLC	3,445	7,703
WH Smith PLC	12,471	63,591
Wilmington Group PLC	7,359	9,493
Wincanton PLC	12,245	28,784
WSP Group PLC	2,991	10,236
Xchanging PLC	3,750	10,898

Total United Kingdom		5,557,686
TOTAL COMMON STOCKS (Cost: $30,741,492)		13,392,586
SHORT-TERM INVESTMENT – 0.9%
MONEY MARKET FUND – 0.9%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(a) (Cost: $116,642)	116,642	116,642
TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $30,858,134)		13,509,228
Liabilities in Excess of Foreign Currency and Other Assets – (0.3)%		(42,622)

NET ASSETS – 100.0%		$13,466,606

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)	Rate shown represents annualized 7-day yield as of March 31, 2009.

See Notes to Financial Statements.

48	WisdomTree International Dividend Funds

Schedule of Investments

WisdomTree Japan Total Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 97.1%
Advertising – 0.1%
Hakuhodo DY Holdings, Inc.	620	$26,490
Agriculture – 0.6%
Japan Tobacco, Inc.	47	124,626
Airlines – 0.2%
All Nippon Airways Co., Ltd.*	9,000	35,173
Apparel – 0.3%
Atsugi Co., Ltd.*	4,000	5,103
Daidoh Ltd.*	2,600	13,609
Onward Holdings Co., Ltd.*	5,160	33,540
Sanyo Shokai Ltd.*	2,000	6,338

Total Apparel		58,590
Auto Manufacturers – 10.5%
Daihatsu Motor Co., Ltd.	6,000	46,715
Fuji Heavy Industries Ltd.	12,000	39,121
Hino Motors Ltd.	6,000	13,061
Honda Motor Co., Ltd.	21,100	494,548
Isuzu Motors Ltd.*	16,000	19,277
Mazda Motor Corp.	6,000	9,962
Nissan Shatai Co., Ltd.	3,000	17,252
Suzuki Motor Corp.	2,400	39,583
Toyota Motor Corp.	42,600	1,345,672

Total Auto Manufacturers		2,025,191
Auto Parts & Equipment – 2.6%
Aisin Seiki Co., Ltd.	1,800	28,175
Bridgestone Corp.	6,800	97,005
DENSO Corp.	7,400	146,247
Eagle Industry Co., Ltd.*	1,000	3,189
JTEKT Corp.	2,400	16,620
NHK Spring Co., Ltd.	6,000	21,444
NOK Corp.	1,800	15,254
Showa Corp.	2,000	7,067
Stanley Electric Co., Ltd.	2,400	26,583
Sumitomo Electric Industries Ltd.	4,000	33,249
Sumitomo Rubber Industries, Inc.	4,100	27,231
Takata Corp.	400	3,256
Tokai Rika Co., Ltd.	2,000	19,763
Toyoda Gosei Co., Ltd.	2,000	30,029
Toyota Boshoku Corp.	2,400	24,566

Total Auto Parts & Equipment		499,678
Banks – 6.9%
Aichi Bank Ltd. (The)	100	6,875
Bank of Kyoto Ltd. (The)	6,000	50,542
Chiba Bank Ltd. (The)	6,000	29,462
Chugoku Bank Ltd. (The)	6,000	76,420
Chuo Mitsui Trust Holdings, Inc.*	6,000	18,224
Fukuoka Financial Group, Inc.	4,000	12,109
Gunma Bank Ltd. (The)	6,000	32,196
Hachijuni Bank Ltd. (The)	6,000	34,687
Hiroshima Bank Ltd. (The)	6,000	22,780
Hokuhoku Financial Group, Inc.*	12,000	21,748

Investments	Shares	U.S. $ Value

Iyo Bank Ltd. (The)	6,000	$60,443
Joyo Bank Ltd. (The)	6,000	27,579
Michinoku Bank Ltd. (The)*	7,000	17,718
Mitsubishi UFJ Financial Group, Inc.	63,820	307,566
Mizuho Financial Group, Inc.*	93,300	177,588
Mizuho Trust & Banking Co., Ltd.*	18,000	16,584
Nishi-Nippon City Bank Ltd. (The)*	12,000	25,757
Resona Holdings, Inc.*	1,700	22,547
Shizuoka Bank Ltd. (The)	6,000	53,701
Sumitomo Mitsui Financial Group, Inc.	5,014	173,107
Sumitomo Trust & Banking Co., Ltd. (The)	20,000	75,529
Suruga Bank Ltd.	6,000	49,205
Tokyo Tomin Bank Ltd. (The)	800	12,311

Total Banks		1,324,678
Beverages – 0.8%
Asahi Breweries Ltd.	3,400	40,482
Coca-Cola West Co., Ltd.	1,800	28,721
Ito En Ltd.	1,200	14,640
Kirin Holdings Co., Ltd.	6,000	63,299

Total Beverages		147,142
Building Materials – 1.3%
Asahi Glass Co., Ltd.	12,000	63,056
Daikin Industries Ltd.	1,200	32,560
JS Group Corp.	4,800	53,749
Nippon Sheet Glass Co., Ltd.	11,000	26,951
Panasonic Electric Works Co., Ltd.	6,000	43,495
TOTO Ltd.	6,000	29,888

Total Building Materials		249,699
Chemicals – 3.4%
Asahi Kasei Corp.	13,000	46,725
Daicel Chemical Industries Ltd.	6,000	21,444
DIC Corp.	12,000	17,495
Gun-Ei Chemical Industry Co., Ltd.	25,000	52,901
Hitachi Chemical Co., Ltd.	1,800	21,468
JSR Corp.	1,800	20,867
Kaneka Corp.	6,000	29,402
Mitsubishi Chemical Holdings Corp.	15,500	52,728
Mitsubishi Gas Chemical Co., Inc.	6,000	25,514
Mitsui Chemicals, Inc.	7,000	16,938
Nippon Chemical Industrial Co., Ltd.	6,000	9,598
Nitto Denko Corp.	1,200	24,359
Sakata INX Corp.	3,000	8,231
Shin-Etsu Chemical Co., Ltd.	2,400	115,906
Showa Denko K.K.*	12,000	14,701
Sumitomo Chemical Co., Ltd.	12,000	40,458
Taiyo Nippon Sanso Corp.	6,000	38,939
Tokuyama Corp.	4,000	25,311
Tosoh Corp.	12,000	22,598
Ube Industries Ltd.*	18,000	32,439
Zeon Corp.	6,000	16,098

Total Chemicals		654,120

See Notes to Financial Statements.

WisdomTree International Dividend Funds	49

Schedule of Investments (continued)

WisdomTree Japan Total Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Commercial Services – 1.6%
Dai Nippon Printing Co., Ltd.	8,000	$72,816
Kamigumi Co., Ltd.*	5,000	33,158
Kanamoto Co., Ltd.	3,000	10,114
Kyodo Printing Co., Ltd.	6,000	12,818
Nomura Co., Ltd.	3,000	6,955
Park24 Co., Ltd.*	3,500	23,636
Secom Co., Ltd.*	1,800	66,154
Sohgo Security Services Co., Ltd.	2,400	20,532
Toppan Printing Co., Ltd.	6,000	40,640
Tosho Printing Co., Ltd.	5,000	13,617

Total Commercial Services		300,440
Computers – 0.7%
Fujitsu Ltd.	12,000	44,345
Itochu Techno-Solutions Corp.	800	16,483
Otsuka Corp.*	600	22,234
Roland DG Corp.	300	3,639
TDK Corp.	1,200	44,345

Total Computers		131,046
Cosmetics/Personal Care – 1.3%
Kao Corp.	6,000	116,574
Kose Corp.	1,200	22,209
Shiseido Co., Ltd.	5,000	72,643
Unicharm Corp.	500	30,374

Total Cosmetics/Personal Care		241,800
Distribution/Wholesale – 3.9%
Advan Co., Ltd.*	2,000	9,234
Canon Marketing Japan, Inc.	2,400	33,678
Hitachi High-Technologies Corp.	1,800	25,204
Inabata & Co., Ltd.	2,600	6,660
ITOCHU Corp.	18,000	87,111
Marubeni Corp.	12,000	37,056
Mitsubishi Corp.	15,200	197,752
Mitsui & Co., Ltd.	18,000	179,690
Satori Electric Co., Ltd.	3,000	11,603
Sojitz Corp.	12,700	15,044
Sumitomo Corp.	13,800	117,783
Toyota Tsusho Corp.	2,400	22,987

Total Distribution/Wholesale		743,802
Diversified Financial Services – 0.6%
Century Tokyo Leasing Corp.	1,350	7,969
Daiwa Securities Group, Inc.	14,000	60,666
Kyokuto Securities Co., Ltd.	5,800	18,439
Okasan Securities Group, Inc.*	2,000	7,107
Shinko Securities Co., Ltd.*	12,000	23,205
Tokai Tokyo Financial Holdings	1,000	1,782

Total Diversified Financial Services		119,168
Electric – 7.4%
Chubu Electric Power Co., Inc.	8,000	175,762
Chugoku Electric Power Co., Inc. (The)	4,600	99,666
Electric Power Development Co., Ltd.	1,400	41,389
Hokkaido Electric Power Co., Inc.	3,200	64,149

Investments	Shares	U.S. $ Value

Hokuriku Electric Power Co.	2,300	$55,189
Kansai Electric Power Co., Inc. (The)	12,300	266,498
Kyushu Electric Power Co., Inc.	7,400	165,577
Shikoku Electric Power Co., Inc.	1,900	50,688
Tohoku Electric Power Co., Inc.	7,000	153,437
Tokyo Electric Power Co., Inc. (The)	13,700	341,217

Total Electric		1,413,572
Electrical Components & Equipment – 0.6%
Brother Industries Ltd.	4,600	33,672
Casio Computer Co., Ltd.*	3,000	21,049
Fujikura Ltd.	6,000	16,462
Hitachi Cable Ltd.	9,000	17,313
Ushio, Inc.*	2,400	33,630

Total Electrical Components & Equipment		122,126
Electronics – 2.8%
Advantest Corp.*	1,200	17,750
Chiyoda Integre Co., Ltd.*	500	5,315
Hirose Electric Co., Ltd.	600	57,467
HOYA CORP.	4,800	93,794
Ibiden Co., Ltd.	900	21,550
Idec Corp.	3,500	18,639
Japan Aviation Electronics Industry Ltd.	1,000	4,890
Keyence Corp.	220	41,207
Koa Corp.	1,900	8,156
Kyocera Corp.	1,600	104,971
Mabuchi Motor Co., Ltd.	800	32,318
Minebea Co., Ltd.*	6,000	21,748
Mitsumi Electric Co., Ltd.*	800	11,420
NGK Insulators Ltd.	2,000	30,475
Nihon Dempa Kogyo Co., Ltd.	200	2,981
Nippon Electric Glass Co., Ltd.	4,000	27,782
Shinko Shoji Co., Ltd.	500	3,275
Sodick Co., Ltd.	2,600	4,291
Star Micronics Co., Ltd.	800	7,338
Yokogawa Electric Corp.	3,600	14,361

Total Electronics		529,728
Engineering & Construction – 1.0%
Chiyoda Corp.*	2,000	10,610
JGC Corp.*	3,000	33,897
Kajima Corp.	12,000	29,402
Nippon Koei Co., Ltd.*	5,000	11,086
Obayashi Corp.	6,000	29,037
Shimizu Corp.	10,000	41,409
Taihei Kogyo Co., Ltd.*	4,000	8,869
Taisei Corp.	12,000	22,841
Tokyo Energy & Systems, Inc.	1,000	6,470

Total Engineering & Construction		193,621
Entertainment – 0.9%
Aeon Fantasy Co., Ltd.*	700	4,798
Heiwa Corp.	2,000	17,596
Mars Engineering Corp.	700	19,986
Oriental Land Co., Ltd.	1,000	63,582

See Notes to Financial Statements.

50	WisdomTree International Dividend Funds

Schedule of Investments (continued)

WisdomTree Japan Total Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Sankyo Co., Ltd.	1,000	$43,232
Toho Co., Ltd.	2,000	27,843

Total Entertainment		177,037
Environmental Control – 0.2%
Kurita Water Industries Ltd.	2,400	45,998
Food – 1.9%
Ajinomoto Co., Inc.	6,000	42,219
Kikkoman Corp.*	2,000	16,645
Meiji Dairies Corp.	6,000	24,906
Meiji Seika Kaisha Ltd.	9,000	31,528
Nippon Meat Packers, Inc.*	3,000	31,133
Nisshin Seifun Group, Inc.	4,000	42,645
Nissin Foods Holdings Co., Ltd.	1,200	35,233
Starzen Co., Ltd.*	23,000	53,792
Toyo Suisan Kaisha Ltd.	1,000	20,502
Yakult Honsha Co., Ltd.	1,400	24,862
Yamazaki Baking Co., Ltd.*	3,000	32,074

Total Food		355,539
Forest Products & Paper – 0.8%
Chuetsu Pulp & Paper Co., Ltd.	28,000	70,305
Daio Paper Corp.	1,000	8,818
OJI Paper Co., Ltd.	18,000	72,897

Total Forest Products & Paper		152,020
Gas – 1.3%
Osaka Gas Co., Ltd.	27,000	84,196
Saibu Gas Co., Ltd.	14,000	36,711
Toho Gas Co., Ltd.*	7,000	32,034
Tokyo Gas Co., Ltd.	28,000	97,803

Total Gas		250,744
Hand/Machine Tools – 0.6%
Disco Corp.	200	4,931
Makita Corp.	1,800	40,093
SMC Corp.	500	47,838
THK Co., Ltd.	1,800	24,092

Total Hand/Machine Tools		116,954
Healthcare-Products – 0.4%
Shimadzu Corp.	6,000	38,210
Terumo Corp.	1,200	44,103
Topcon Corp.	700	2,707

Total Healthcare-Products		85,020
Home Builders – 0.8%
Daiwa House Industry Co., Ltd.*	6,000	48,112
Mitsui Home Co., Ltd.	1,000	4,202
Sekisui Chemical Co., Ltd.	6,000	29,766
Sekisui House Ltd.	8,000	60,261
Token Corp.	270	6,451

Total Home Builders		148,792
Home Furnishings – 2.0%
Foster Electric Co., Ltd.*	200	1,124
France Bed Holdings Co., Ltd.	3,000	3,979
Panasonic Corp.*	18,800	203,475

Investments	Shares	U.S. $ Value

Sharp Corp.	12,000	$94,279
Sony Corp.	4,100	82,938
Toa Corp./Hyogo	1,000	4,698

Total Home Furnishings		390,493
Household Products/Wares – 0.1%
Kokuyo Co., Ltd.	3,000	21,869
Housewares – 0.1%
Sangetsu Co., Ltd.	900	19,272
Insurance – 1.5%
Aioi Insurance Co., Ltd.*	7,000	26,931
Mitsui Sumitomo Insurance Group Holdings, Inc.*	3,094	71,265
Nipponkoa Insurance Co., Ltd.*	4,000	22,922
Nissay Dowa General Insurance Co., Ltd.*	7,000	26,648
Sompo Japan Insurance, Inc.*	6,000	30,677
T&D Holdings, Inc.*	1,150	27,420
Tokio Marine Holdings, Inc.	3,200	77,594

Total Insurance		283,457
Internet – 0.5%
Matsui Securities Co., Ltd.*	800	5,200
Trend Micro, Inc.*	3,000	84,135
Yahoo! Japan Corp.*	23	6,024

Total Internet		95,359
Iron/Steel – 3.2%
Daido Steel Co., Ltd.	6,000	14,761
Godo Steel Ltd.*	13,000	31,720
Hitachi Metals Ltd.	4,000	27,903
JFE Holdings, Inc.	7,400	160,707
Kobe Steel Ltd.	26,000	33,168
Nippon Steel Corp.*	69,000	183,730
Nisshin Steel Co., Ltd.	18,000	30,070
Sumitomo Metal Industries Ltd.	58,000	115,683
Tokyo Steel Manufacturing Co., Ltd.	2,400	23,886

Total Iron/Steel		621,628
Leisure Time – 0.7%
Daikoku Denki Co., Ltd.	3,100	38,762
Daiwa Seiko, Inc.	9,000	12,301
Sega Sammy Holdings, Inc.	4,300	37,571
Yamaha Corp.	2,400	23,254
Yamaha Motor Co., Ltd.	1,800	15,946

Total Leisure Time		127,834
Machinery-Construction & Mining – 0.6%
Aichi Corp.	1,400	5,698
Hitachi Construction Machinery Co., Ltd.	2,400	30,836
Kato Works Co., Ltd.	3,000	5,619
Komatsu Ltd.*	6,200	67,166

Total Machinery-Construction & Mining		109,319
Machinery-Diversified – 2.0%
Amada Co., Ltd.	6,000	31,467
Anest Iwata Corp.	3,000	7,958
CKD Corp.	4,900	15,875
Fanuc Ltd.	1,400	93,976

See Notes to Financial Statements.

WisdomTree International Dividend Funds	51

Schedule of Investments (continued)

WisdomTree Japan Total Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Furukawa Co., Ltd.	8,000	$6,642
Japan Steel Works Ltd. (The)	3,000	28,096
Kawasaki Heavy Industries Ltd.*	18,000	35,719
Kubota Corp.	12,000	64,999
Mitsubishi Heavy Industries Ltd.	24,000	72,411
Tokyo Kikai Seisakusho Ltd.*	9,000	14,762
Toshiba Machine Co., Ltd.	1,000	2,936
Tsugami Corp.	5,000	7,340

Total Machinery-Diversified		382,181
Media – 0.2%
Nippon Television Network Corp.	360	33,605
Tokyo Broadcasting System, Inc.	900	11,791

Total Media		45,396
Metal Fabricate/Hardware – 0.3%
Kitz Corp.	2,000	6,054
Nippon Steel Trading Co., Ltd.*	4,000	5,265
NSK Ltd.	6,000	22,902
NTN Corp.	6,000	16,827
Toho Zinc Co., Ltd.*	3,000	7,563
Yamazen Corp.	2,000	6,156

Total Metal Fabricate/Hardware		64,767
Mining – 0.2%
DOWA Holding Co., Ltd.*	6,000	22,294
Pacific Metals Co., Ltd.	3,000	13,061

Total Mining		35,355
Miscellaneous Manufacturing – 0.7%
Bando Chemical Industries Ltd.	3,000	6,743
FUJIFILM Holdings Corp.	3,000	64,544
Konica Minolta Holdings, Inc.	1,500	12,727
Nikon Corp.	2,000	22,395
Olympus Corp.	2,000	31,994
Tamron Co., Ltd.	500	5,158

Total Miscellaneous Manufacturing		143,561
Office/Business Equipment – 2.2%
Canon, Inc.	11,500	328,338
Ricoh Co., Ltd.	6,000	70,649
Seiko Epson Corp.	1,800	24,275

Total Office/Business Equipment		423,262
Oil & Gas – 1.9%
Cosmo Oil Co., Ltd.	12,000	36,205
Nippon Mining Holdings, Inc.	8,500	33,563
Nippon Oil Corp.	18,000	88,752
Showa Shell Sekiyu K.K.	6,900	62,594
TonenGeneral Sekiyu K.K.	15,000	146,249

Total Oil & Gas		367,363
Packaging & Containers – 0.3%
Nihon Yamamura Glass Co., Ltd.	11,000	22,831
Toyo Seikan Kaisha Ltd.	2,400	34,844

Total Packaging & Containers		57,675

Investments	Shares	U.S. $ Value

Pharmaceuticals – 7.3%
Astellas Pharma, Inc.	5,600	$171,226
Chugai Pharmaceutical Co., Ltd.	4,800	80,672
Daiichi Sankyo Co., Ltd.	9,000	150,167
Dainippon Sumitomo Pharma Co., Ltd.	6,000	49,691
Eisai Co., Ltd.	4,400	128,298
Fuso Pharmaceutical Industries Ltd.	3,000	8,353
Hisamitsu Pharmaceutical Co., Inc.	1,600	49,246
Kaken Pharmaceutical Co., Ltd.	2,000	16,787
Kyorin Co., Ltd.	2,000	24,744
Kyowa Hakko Kirin Co., Ltd.	10,000	83,730
Mediceo Paltac Holdings Co., Ltd.	3,000	31,923
Mitsubishi Tanabe Pharma Corp.	4,000	39,324
Mochida Pharmaceutical Co., Ltd.	1,000	9,861
Nippon Shinyaku Co., Ltd.	1,000	8,818
Sawai Pharmaceutical Co., Ltd.	200	9,274
Seikagaku Corp.	1,700	16,713
Shionogi & Co., Ltd.	2,000	34,099
SSP Co., Ltd.*	2,000	10,428
Suzuken Co., Ltd.	1,300	33,892
Takeda Pharmaceutical Co., Ltd.	11,500	395,869
Towa Pharmaceutical Co., Ltd.	300	12,514
Tsumura & Co.	200	5,164
ZERIA Pharmaceutical Co., Ltd.	2,000	21,869

Total Pharmaceuticals		1,392,662
Real Estate – 1.2%
Daito Trust Construction Co., Ltd.	1,200	40,093
Iida Home Max	5,500	17,318
Leopalace21 Corp.	3,800	22,391
Mitsubishi Estate Co., Ltd.	2,000	22,315
Mitsui Fudosan Co., Ltd.	2,000	21,606
Nomura Real Estate Holdings, Inc.	500	7,517
Sankei Building Co., Ltd. (The)	1,700	7,418
Sumitomo Real Estate Sales Co., Ltd.	490	14,065
Sumitomo Realty & Development Co., Ltd.	2,000	21,930
Tokyo Tatemono Co., Ltd.	6,000	15,369
Tokyu Community Corp.	300	4,671
Tokyu Land Corp.	7,000	19,135
Tokyu Livable, Inc.*	4,300	18,416

Total Real Estate		232,244
Retail – 3.9%
Aeon Co., Ltd.*	3,600	23,473
Belluna Co., Ltd.	1,400	3,600
Citizen Holdings Co., Ltd.	4,800	19,439
FamilyMart Co., Ltd.	1,800	54,672
Fast Retailing Co., Ltd.	800	90,473
Gulliver International Co., Ltd.	470	7,062
Honeys Co., Ltd.*	190	1,050
Isetan Mitsukoshi Holdings Ltd.*	3,975	30,465
Izumi Co., Ltd.	2,700	30,835
J Front Retailing Co., Ltd.	7,600	26,162
Konaka Co., Ltd.*	1,800	4,246
Lawson, Inc.	1,800	74,355

See Notes to Financial Statements.

52	WisdomTree International Dividend Funds

Schedule of Investments (concluded)

WisdomTree Japan Total Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Marui Group Co., Ltd.	5,900	$31,241
Nitori Co., Ltd.	800	44,710
Point, Inc.	80	3,621
Sanei-International Co., Ltd.*	800	5,289
Seiko Holdings Corp.	2,000	3,868
Seven & I Holdings Co., Ltd.	7,100	155,270
Shimamura Co., Ltd.	600	31,953
Takashimaya Co., Ltd.	6,000	34,322
UNY Co., Ltd.	6,000	46,654
Yamada Denki Co., Ltd.*	570	22,276

Total Retail		745,036
Semiconductors – 0.6%
Sanken Electric Co., Ltd.	1,000	2,561
Shinko Electric Industries Co., Ltd.	2,000	18,994
Sumco Corp.	3,200	46,719
Tokyo Electron Ltd.	1,200	44,224

Total Semiconductors		112,498
Shipbuilding – 0.2%
Mitsui Engineering & Shipbuilding Co., Ltd.*	18,000	29,888
Sasebo Heavy Industries Co., Ltd.*	2,000	3,665

Total Shipbuilding		33,553
Software – 1.2%
Konami Corp.	1,600	23,942
Nomura Research Institute Ltd.	4,400	68,158
Oracle Corp.	3,000	112,990
Square Enix Holdings Co., Ltd.	1,700	31,997

Total Software		237,087
Storage/Warehosuing – 0.1%
Mitsubishi Logistics Corp.	2,000	19,338
Telecommunications – 9.1%
Hikari Tsushin, Inc.*	1,100	20,548
KDDI Corp.	34	159,036
Nippon Telegraph & Telephone Corp.	16,384	618,733
NTT DoCoMo, Inc.*	692	936,726
Softbank Corp.*	1,736	22,076

Total Telecommunications		1,757,119
Textiles – 0.7%
Kurabo Industries Ltd.*	3,000	4,100
Kuraray Co., Ltd.	3,000	25,362
Mitsubishi Rayon Co., Ltd.	7,000	13,395
Nitto Boseki Co., Ltd.*	5,000	8,758
Seiren Co., Ltd.	800	3,580
Teijin Ltd.	11,000	23,722
Toray Industries, Inc.	12,000	47,990

Total Textiles		126,907
Toys/Games/Hobbies – 0.1%
Namco Bandai Holdings, Inc.	1,800	17,914
Transportation – 2.7%
Hankyu Hanshin Holdings, Inc.*	12,000	54,308
Keihin Electric Express Railway Co., Ltd.	4,000	28,835
Keio Corp.	5,000	28,349

Investments	Shares	U.S. $ Value

Keisei Electric Railway Co., Ltd.	7,000	$34,940
Kintetsu Corp.*	12,000	49,813
Mitsui O.S.K. Lines Ltd.	7,000	34,089
Nagoya Railroad Co., Ltd.	11,000	32,631
Nippon Express Co., Ltd.	12,000	37,420
Nippon Yusen K.K.	14,000	53,437
Odakyu Electric Railway Co., Ltd.	4,000	30,940
Seino Holdings Corp.*	5,000	24,046
Tobu Railway Co., Ltd.	8,000	40,417
Tokyu Corp.	6,000	25,028
Yamato Holdings Co., Ltd.	4,000	37,542

Total Transportation		511,795
TOTAL COMMON STOCKS (Cost: $31,531,229)		18,647,738
SHORT-TERM INVESTMENT – 1.4%
MONEY MARKET FUND – 1.4%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(a) (Cost: $275,608)	275,608	275,608
TOTAL INVESTMENTS IN SECURITIES – 98.5% (Cost: $31,806,837)		18,923,346
Foreign Currency and Other Assets in Excess of Liabilities – 1.5%		289,107

NET ASSETS – 100.0%		$19,212,453
*	Non-income producing security.

(a)	Rate shown represents annualized 7-day yield as of March 31, 2009.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	53

Schedule of Investments

WisdomTree Japan Equity Income Fund

March 31, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 97.7%
Advertising – 0.3%
Asatsu-DK, Inc.	1,800	$29,997
Moshi Moshi Hotline, Inc.	1,500	26,486

Total Advertising		56,483
Agriculture – 0.2%
Hokuto Corp.	1,900	32,875
Nosan Corp.*	4,000	8,829

Total Agriculture		41,704
Apparel – 0.5%
Daidoh Ltd.*	4,000	20,937
Japan Wool Textile Co., Ltd. (The)	4,000	23,124
Onward Holdings Co., Ltd.*	7,000	45,500
Sanyo Shokai Ltd.*	7,000	22,183

Total Apparel		111,744
Auto Manufacturers – 17.4%
Honda Motor Co., Ltd.	62,700	1,469,581
Kanto Auto Works Ltd.	3,200	30,519
Shinmaywa Industries Ltd.	7,000	14,670
Toyota Motor Corp.	68,800	2,173,292

Total Auto Manufacturers		3,688,062
Auto Parts & Equipment – 1.0%
Nifco, Inc.	2,200	23,766
Nissin Kogyo Co., Ltd.	2,800	23,870
Pacific Industrial Co., Ltd.	2,000	5,245
Riken Corp.	7,000	15,167
Sanoh Industrial Co., Ltd.	900	3,517
Showa Corp.	5,000	17,667
Sumitomo Rubber Industries, Inc.	9,400	62,432
Yokohama Rubber Co., Ltd. (The)	14,000	57,973

Total Auto Parts & Equipment		209,637
Banks – 0.4%
Hokuetsu Bank Ltd. (The)	14,000	23,387
Kiyo Holdings, Inc.	31,000	38,605
Tokyo Tomin Bank Ltd. (The)	1,800	27,701

Total Banks		89,693
Beverages – 0.2%
Ito En Ltd.	3,400	41,480
Building Materials – 2.0%
Asahi Organic Chemicals Industry Co., Ltd.	5,000	13,668
Bunka Shutter Co., Ltd.	3,000	11,390
Central Glass Co., Ltd.	11,000	32,631
Cleanup Corp.	1,700	7,573
Daiken Corp.	6,000	9,720
JS Group Corp.	9,900	110,858
Okabe Co., Ltd.	1,900	6,598
Panasonic Electric Works Co., Ltd.	24,000	173,980
Sanwa Holdings Corp.	15,000	41,916
Takiron Co., Ltd.	3,000	7,320

Total Building Materials		415,654

Investments	Shares	U.S. $ Value

Chemicals – 3.8%
ADEKA Corp.	4,700	$29,027
Aica Kogyo Co., Ltd.	4,100	35,616
Asahi Kasei Corp.	44,000	158,145
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	3,000	6,500
Denki Kagaku Kogyo K.K.	18,000	32,257
Fujimi, Inc.	1,900	22,449
Koatsu Gas Kogyo Co., Ltd.	2,000	9,132
Mitsubishi Chemical Holdings Corp.	48,500	164,989
Mitsui Chemicals, Inc.	27,000	65,334
Nippon Chemical Industrial Co., Ltd.	3,000	4,799
Nippon Kayaku Co., Ltd.	10,000	50,116
NOF Corp.	10,000	33,715
Sakata INX Corp.	2,000	5,488
Sanyo Chemical Industries Ltd.	6,000	28,004
Sumitomo Bakelite Co., Ltd.	10,000	39,992
Sumitomo Seika Chemicals Co., Ltd.	2,000	5,488
T. Hasegawa Co., Ltd.	2,200	23,744
Taiyo Ink Manufacturing Co., Ltd.	2,000	31,001
Toyo Ink Manufacturing Co., Ltd.	16,000	32,237
Zeon Corp.	11,000	29,513

Total Chemicals		807,546
Commercial Services – 1.5%
Dai Nippon Printing Co., Ltd.	22,000	200,243
Kyodo Printing Co., Ltd.	3,000	6,409
Meitec Corp.	1,800	22,161
Nissin Corp.	3,000	6,500
Nomura Co., Ltd.	4,000	9,274
Park24 Co., Ltd.*	10,300	69,556

Total Commercial Services		314,143
Computers – 0.2%
Hitachi Systems & Services Ltd.	1,600	14,207
Information Services International-Dentsu Ltd.	800	4,171
NEC Fielding Ltd.	3,200	32,010

Total Computers		50,388
Cosmetics/Personal Care – 0.1%
Mandom Corp.	1,400	23,118
Milbon Co., Ltd.	300	6,394

Total Cosmetics/Personal Care		29,512
Distribution/Wholesale – 3.0%
Ai Holdings Corp.	4,800	13,996
Doshisha Co., Ltd.	700	8,774
Hakuto Co., Ltd.	1,000	6,004
Inaba Denki Sangyo Co., Ltd.*	1,400	31,042
Itochu Enex Co., Ltd.	4,700	24,649
Japan Pulp & Paper Co., Ltd.	10,000	28,146
Ryoden Trading Co., Ltd.	2,000	8,565
Ryoyo Electro Corp.	2,700	22,279
San-Ai Oil Co., Ltd.	2,000	7,654
Sinanen Co., Ltd.*	7,000	30,121
Sojitz Corp.	43,100	51,055

See Notes to Financial Statements.

54	WisdomTree International Dividend Funds

Schedule of Investments (continued)

WisdomTree Japan Equity Income Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Sumitomo Corp.	43,100	$367,858
Takachiho Electric Co., Ltd.	1,000	7,087
Trusco Nakayama Corp.	1,900	22,526

Total Distribution/Wholesale		629,756
Diversified Financial Services – 0.9%
Century Tokyo Leasing Corp.	5,490	32,405
Ichiyoshi Securities Co., Ltd.	3,400	14,561
Kyokuto Securities Co., Ltd.	1,600	5,087
Okasan Securities Group, Inc.*	10,000	35,537
SFCG Co., Ltd.	570	11
Shinko Securities Co., Ltd.*	34,000	65,749
Tokai Tokyo Financial Holdings	16,000	28,511

Total Diversified Financial Services		181,861
Electric – 16.7%
Chubu Electric Power Co., Inc.	25,200	553,650
Chugoku Electric Power Co., Inc. (The)	11,600	251,332
Hokkaido Electric Power Co., Inc.	8,700	174,405
Kansai Electric Power Co., Inc. (The)	33,600	727,994
Kyushu Electric Power Co., Inc.	17,900	400,516
Tohoku Electric Power Co., Inc.	18,900	414,281
Tokyo Electric Power Co., Inc. (The)	41,600	1,036,104

Total Electric		3,558,282
Electrical Components & Equipment – 0.3%
Fujikura Ltd.	11,000	30,181
Kyosan Electric Manufacturing Co., Ltd.	2,000	6,217
Nippon Signal Co., Ltd. (The)	4,500	25,058

Total Electrical Components & Equipment		61,456
Electronics – 3.0%
Chiyoda Integre Co., Ltd.*	500	5,315
Cosel Co., Ltd.	2,700	20,830
Eizo Nanao Corp.	1,600	25,595
HOYA CORP.	14,700	287,243
Idec Corp.	3,400	18,107
Kaga Electronics Co., Ltd.	2,200	17,819
Koa Corp.	1,300	5,581
Nichicon Corp.	3,800	28,547
Nidec Copal Electronics Corp.	1,800	9,495
Optex Co., Ltd.	500	4,171
Ryosan Co., Ltd.	2,300	47,737
Sanshin Electronics Co., Ltd.	2,600	16,505
Sanyo Denki Co., Ltd.	2,000	3,888
Sato Corp.	2,200	15,970
Shinko Shoji Co., Ltd.	1,200	7,861
SMK Corp.	4,000	8,545
Sodick Co., Ltd.	5,300	8,747
Star Micronics Co., Ltd.	3,100	28,436
Sumida Corp.	600	2,679
Toyo Corp./Chuo-Ku	4,200	35,549
Yamatake Corp.	2,500	42,751

Total Electronics		641,371
Engineering & Construction – 0.4%
Airport Facilities Co., Ltd.	1,600	8,213

Investments	Shares	U.S. $ Value

COMSYS Holdings Corp.	5,000	$41,713
Nippon Koei Co., Ltd.*	3,000	6,652
Nishimatsu Construction Co., Ltd.*	16,000	12,797
Takasago Thermal Engineering Co., Ltd.	4,000	24,461

Total Engineering & Construction		93,836
Entertainment – 0.8%
Avex Group Holdings, Inc.	3,100	28,122
Heiwa Corp.(a)	9,400	82,703
Mars Engineering Corp.	1,800	51,392

Total Entertainment		162,217
Food – 0.4%
Fujicco Co., Ltd.	1,000	11,502
Kato Sangyo Co., Ltd.	1,100	16,004
Kyokuyo Co., Ltd.*	3,000	5,680
Marudai Food Co., Ltd.*	4,000	9,517
Morinaga & Co., Ltd.*	17,000	34,079
Yokohama Reito Co., Ltd.	2,000	11,724

Total Food		88,506
Forest Products & Paper – 1.1%
Chuetsu Pulp & Paper Co., Ltd.	4,000	10,044
Hokuetsu Paper Mills Ltd.	10,500	44,649
OJI Paper Co., Ltd.	36,000	145,793
Pack Corp. (The)	600	7,466
Tokushu Tokai Holdings Co., Ltd.*	14,000	36,003

Total Forest Products & Paper		243,955
Gas – 0.2%
Saibu Gas Co., Ltd.	18,000	47,201
Hand/Machine Tools – 0.1%
Asahi Diamond Industrial Co., Ltd.	4,000	16,928
Hitachi Tool Engineering Ltd.	700	4,075

Total Hand/Machine Tools		21,003
Healthcare-Products – 0.3%
As One Corp.	400	6,504
Nipro Corp.	4,000	62,124

Total Healthcare-Products		68,628
Home Builders – 1.2%
Mitsui Home Co., Ltd.	4,000	16,807
PanaHome Corp.	8,000	48,112
Sekisui House Ltd.	22,000	165,718
Token Corp.	800	19,115

Total Home Builders		249,752
Home Furnishings – 0.3%
France Bed Holdings Co., Ltd.	19,000	25,200
Noritz Corp.	2,400	31,613
Toa Corp./Hyogo	2,000	9,395

Total Home Furnishings		66,208
Housewares – 0.3%
Sangetsu Co., Ltd.	2,900	62,099
Internet – 1.2%
Matsui Securities Co., Ltd.*	12,200	79,299

See Notes to Financial Statements.

WisdomTree International Dividend Funds	55

Schedule of Investments (continued)

WisdomTree Japan Equity Income Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Trend Micro, Inc.*	6,000	$168,270

Total Internet		247,569
Iron/Steel – 0.6%
Daido Metal Co., Ltd.	2,000	9,780
Kyoei Steel Ltd.	2,100	41,014
Mitsubishi Steel Manufacturing Co., Ltd.	6,000	11,056
Nippon Metal Industry Co., Ltd.	11,000	12,696
Topy Industries Ltd.	13,000	18,953
Yodogawa Steel Works Ltd.	10,000	40,903

Total Iron/Steel		134,402
Leisure Time – 0.5%
Daiwa Seiko, Inc.	4,000	5,467
Sega Sammy Holdings, Inc.	12,600	110,092

Total Leisure Time		115,559
Lodging – 0.1%
Resorttrust, Inc.	3,200	29,418
Machinery-Construction & Mining – 0.1%
Aichi Corp.	4,500	18,315
Machinery-Diversified – 0.9%
Aida Engineering Ltd.*	5,100	14,355
Amada Co., Ltd.	14,000	73,423
CKD Corp.	4,300	13,931
Daifuku Co., Ltd.	5,500	29,402
Furukawa Co., Ltd.	27,000	22,416
Max Co., Ltd.*	3,000	31,983
Obara Corp.	700	4,259
Tsugami Corp.	2,000	2,936

Total Machinery-Diversified		192,705
Metal Fabricate/Hardware – 0.7%
Daiichi Jitsugyo Co., Ltd.	2,000	4,860
Furukawa-Sky Aluminum Corp.	13,000	20,006
Kitz Corp.	6,000	18,163
NTN Corp.	18,000	50,481
Oiles Corp.	2,140	24,873
Onoken Co., Ltd.*	1,600	11,826
Tocalo Co., Ltd.	500	4,536
Yamazen Corp.	6,400	19,698

Total Metal Fabricate/Hardware		154,443
Mining – 0.5%
Chuo Denki Kogyo Co., Ltd.*	2,000	10,165
DOWA Holding Co., Ltd.*	11,000	40,873
Pacific Metals Co., Ltd.	12,000	52,242

Total Mining		103,280
Miscellaneous Manufacturing – 0.5%
Amano Corp.	4,600	36,560
Bando Chemical Industries Ltd.	3,000	6,743
Mitsuboshi Belting Co., Ltd.	5,739	22,835
Nippon Valqua Industries Ltd.	4,000	7,816
Sekisui Plastics Co., Ltd.	3,000	8,808
Shin-Etsu Polymer Co., Ltd.	4,000	17,131

Investments	Shares	U.S. $ Value

Tamron Co., Ltd.	1,500	$15,475

Total Miscellaneous Manufacturing		115,368
Oil & Gas – 4.3%
Cosmo Oil Co., Ltd.	31,000	93,530
Nippon Mining Holdings, Inc.	30,500	120,431
Nippon Oil Corp.	55,000	271,186
Showa Shell Sekiyu K.K.	16,400	148,774
TonenGeneral Sekiyu K.K.	28,000	272,998

Total Oil & Gas		906,919
Packaging & Containers – 0.1%
Nihon Yamamura Glass Co., Ltd.	5,000	10,378
Pharmaceuticals – 14.0%
Astellas Pharma, Inc.	18,000	550,370
Daiichi Sankyo Co., Ltd.	27,000	450,501
Eisai Co., Ltd.	14,800	431,548
Kaken Pharmaceutical Co., Ltd.	5,000	41,966
Kyorin Co., Ltd.	4,000	49,489
Seikagaku Corp.	3,000	29,493
SSP Co., Ltd.*	7,000	36,499
Takeda Pharmaceutical Co., Ltd.	40,300	1,387,263

Total Pharmaceuticals		2,977,129
Real Estate – 0.6%
Leopalace21 Corp.	8,300	48,908
Sumitomo Real Estate Sales Co., Ltd.	1,320	37,888
Tokyu Community Corp.	1,000	15,571
Tokyu Livable, Inc.*	4,400	18,844

Total Real Estate		121,211
Retail – 3.1%
Arcs Co., Ltd.	2,175	30,235
Best Denki Co., Ltd.*	5,000	14,326
Chiyoda Co., Ltd.	2,100	29,298
Circle K Sunkus Co., Ltd.	3,210	45,565
Gulliver International Co., Ltd.	1,000	15,025
Honeys Co., Ltd.*	1,140	6,302
Keiyo Co., Ltd.(a)	1,700	8,761
Lawson, Inc.	4,600	190,017
Marui Group Co., Ltd.	15,500	82,075
Paris Miki Holdings, Inc.	3,300	28,733
Plenus Co., Ltd.	2,700	41,196
Point, Inc.	1,310	59,286
Sanei-International Co., Ltd.*	700	4,628
Seiko Holdings Corp.	9,000	17,404
Senshukai Co., Ltd.	1,500	10,570
United Arrows Ltd.	4,400	23,120
USS Co., Ltd.	1,140	49,630

Total Retail		656,171
Semiconductors – 0.1%
Sanken Electric Co., Ltd.	5,000	12,808
Software – 1.6%
Koei Co., Ltd.	4,200	33,593
NEC Mobiling Ltd.	600	9,270

See Notes to Financial Statements.

56	WisdomTree International Dividend Funds

Schedule of Investments (concluded)

WisdomTree Japan Equity Income Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Oracle Corp.	8,000	$301,306

Total Software		344,169
Telecommunications – 10.8%
Denki Kogyo Co., Ltd.	9,000	49,478
NTT DoCoMo, Inc.*	1,660	2,247,059

Total Telecommunications		2,296,537
Textiles – 0.5%
Japan Vilene Co., Ltd.	2,000	7,897
Mitsubishi Rayon Co., Ltd.	29,000	55,493
Toyobo Co., Ltd.*	27,000	34,717

Total Textiles		98,107
Transportation – 0.9%
Inui Steamship Co., Ltd.*	1,900	11,542
Japan Transcity Corp.	2,000	6,014
Nippon Yusen K.K.	43,000	164,129

Total Transportation		181,685
TOTAL COMMON STOCKS (Cost: $30,122,286)		20,748,350
SHORT-TERM INVESTMENT – 0.9%
MONEY MARKET FUND – 0.9%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $186,213)	186,213	186,213
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
MONEY MARKET FUND – 0.4%
Dreyfus Institutional Preferred Money Market Fund, 0.59%(c) (Cost: $96,007)(d)	96,007	96,007
TOTAL INVESTMENTS IN SECURITIES – 99.0% (Cost: $30,404,506)		21,030,570
Foreign Currency and Other Assets in Excess of Liabilities – 1.0%		214,752

NET ASSETS – 100.0%		$21,245,322
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2009.

(c)	Interest rates shown reflect yields as of March 31, 2009.

(d)	At March 31, 2009, the total market value of the Fund’s securities on loan was $89,110 and the total market value of the collateral held by the Fund was $96,007.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	57

Schedule of Investments

WisdomTree Japan SmallCap Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 97.4%
Advertising – 0.5%
Asatsu-DK, Inc.	9,800	$163,317
Moshi Moshi Hotline, Inc.	7,600	134,194

Total Advertising		297,511
Agriculture – 0.6%
Hokuto Corp.	13,100	226,667
Nosan Corp.*	38,000	83,872
Sakata Seed Corp.(a)	4,300	56,422

Total Agriculture		366,961
Apparel – 2.1%
Daidoh Ltd.*	16,700	87,414
Gunze Ltd.*	45,000	128,480
Japan Wool Textile Co., Ltd. (The)	21,000	121,403
Onward Holdings Co., Ltd.*	55,000	357,497
Sanyo Shokai Ltd.*	56,000	177,463
Tokyo Style Co., Ltd.*	23,000	156,718
Wacoal Holdings Corp.* (a)	31,000	357,801

Total Apparel		1,386,776
Auto Manufacturers – 0.7%
Kanto Auto Works Ltd.	20,200	192,654
Nissan Shatai Co., Ltd.	37,000	212,777
Shinmaywa Industries Ltd.	27,000	56,586

Total Auto Manufacturers		462,017
Auto Parts & Equipment – 2.7%
Aisan Industry Co., Ltd.	13,300	60,865
Eagle Industry Co., Ltd.*	11,000	35,081
Exedy Corp.	8,000	100,678
FCC Co., Ltd.	9,900	101,436
Futaba Industrial Co., Ltd.	12,100	34,669
Kayaba Industry Co., Ltd.	63,000	79,731
Keihin Corp.	16,200	172,054
Musashi Seimitsu Industry Co., Ltd.	6,300	63,785
Nifco, Inc.	19,500	210,656
Nissin Kogyo Co., Ltd.	17,300	147,480
Press Kogyo Co., Ltd.	35,000	34,018
Riken Corp.	37,000	80,166
Showa Corp.	27,400	96,817
Takata Corp.	15,100	122,916
Teikoku Piston Ring Co., Ltd.	13,700	38,283
TS Tech Co., Ltd.	9,300	65,534
Yokohama Rubber Co., Ltd. (The)	89,000	368,543

Total Auto Parts & Equipment		1,812,712
Banks – 7.7%
Akita Bank Ltd. (The)	36,000	134,130
Aomori Bank Ltd. (The)	35,000	134,302
Awa Bank Ltd. (The)	29,000	176,167
Bank of Iwate Ltd. (The)(a)	2,000	94,968
Bank of Nagoya Ltd. (The)	26,000	108,454
Bank of Okinawa Ltd. (The)	4,500	137,137
Bank of Saga Ltd. (The)	42,000	138,625
Chukyo Bank Ltd. (The)	59,000	192,346

Investments	Shares	U.S. $ Value

Daisan Bank Ltd. (The)	29,000	$86,028
Daishi Bank Ltd. (The)	65,000	254,683
Ehime Bank Ltd. (The)	42,000	111,410
Eighteenth Bank Ltd. (The)	25,000	85,299
Fukui Bank Ltd. (The)	57,000	178,900
Higo Bank Ltd. (The)	29,000	167,065
Hokkoku Bank Ltd. (The)	54,000	191,900
Hokuetsu Bank Ltd. (The)	98,000	163,714
Hyakugo Bank Ltd. (The)	35,000	178,597
Hyakujushi Bank Ltd. (The)	41,000	192,194
Juroku Bank Ltd. (The)	23,000	76,379
Kagoshima Bank Ltd. (The)	21,000	145,854
Keiyo Bank Ltd. (The)	40,000	161,183
Kiyo Holdings, Inc.	215,000	267,743
Michinoku Bank Ltd. (The)*	27,000	68,341
Mie Bank Ltd. (The)	23,000	71,489
Miyazaki Bank Ltd. (The)	24,000	97,438
Musashino Bank Ltd. (The)	5,900	181,594
Ogaki Kyoritsu Bank Ltd. (The)	40,000	183,051
Oita Bank Ltd. (The)	19,000	105,032
San-In Godo Bank Ltd. (The)	19,000	145,621
Shiga Bank Ltd. (The)	27,000	146,522
Shikoku Bank Ltd. (The)	40,000	155,513
Tochigi Bank Ltd. (The)	18,000	87,294
Toho Bank Ltd. (The)	36,000	143,242
Tokyo Tomin Bank Ltd. (The)	8,400	129,270
Yamagata Bank Ltd. (The)	19,000	90,412
Yamanashi Chuo Bank Ltd. (The)	22,000	114,711

Total Banks		5,096,608
Beverages – 1.3%
Ito En Ltd.	17,500	213,501
Kagome Co., Ltd.*(a)	12,300	177,582
Mercian Corp.	42,000	71,864
Mikuni Coca-Cola Bottling Co., Ltd.	24,100	189,101
Takara Holdings, Inc.*	44,000	219,176

Total Beverages		871,224
Building Materials – 2.7%
Asahi Organic Chemicals Industry Co., Ltd.	27,000	73,808
Bunka Shutter Co., Ltd.	23,000	87,324
Central Glass Co., Ltd.	63,000	186,889
Chofu Seisakusho Co., Ltd.	8,000	149,033
Cleanup Corp.	16,800	74,840
Daiken Corp.	44,000	71,277
Fujitec Co., Ltd.	23,000	77,777
Nice Holdings, Inc.*	23,000	36,094
Rinnai Corp.	7,200	250,035
Sanwa Holdings Corp.	121,000	338,119
Sumitomo Osaka Cement Co., Ltd.	90,000	206,844
Takara Standard Co., Ltd.*	42,000	247,484

Total Building Materials		1,799,524
Chemicals – 7.0%
ADEKA Corp.	21,000	129,695
Aica Kogyo Co., Ltd.	20,800	180,686

See Notes to Financial Statements.

58	WisdomTree International Dividend Funds

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Chugoku Marine Paints Ltd.	14,000	$83,912
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	24,000	52,000
Denki Kagaku Kogyo K.K.	127,000	227,589
Fujimi, Inc.	8,000	94,523
Gun-Ei Chemical Industry Co., Ltd.	24,000	50,785
Kansai Paint Co., Ltd.	64,000	354,440
Koatsu Gas Kogyo Co., Ltd.	21,000	95,889
Lintec Corp.	10,100	125,061
Nihon Parkerizing Co., Ltd.	17,000	147,332
Nippon Chemical Industrial Co., Ltd.	60,000	95,981
Nippon Kayaku Co., Ltd.	80,000	400,932
Nippon Paint Co., Ltd.	81,000	314,913
Nippon Shokubai Co., Ltd.	37,000	233,006
Nippon Soda Co., Ltd.*	22,000	63,926
NOF Corp.	57,000	192,174
Sakata INX Corp.	27,000	74,081
Sanyo Chemical Industries Ltd.	39,000	182,029
Sumitomo Bakelite Co., Ltd.	72,000	287,942
Sumitomo Seika Chemicals Co., Ltd.	21,000	57,619
T. Hasegawa Co., Ltd.	9,100	98,214
Taiyo Ink Manufacturing Co., Ltd.	9,600	148,806
Takasago International Corp.	27,000	133,128
Toagosei Co., Ltd.	84,000	187,101
Tokuyama Corp.	20,000	126,557
Tokyo Ohka Kogyo Co., Ltd.	8,400	116,258
Toyo Ink Manufacturing Co., Ltd.	100,000	201,478
Zeon Corp.	61,000	163,663

Total Chemicals		4,619,720
Commercial Services – 3.2%
Aeon Delight Co., Ltd.	3,200	40,110
Duskin Co., Ltd.*	10,600	168,278
Kanamoto Co., Ltd.	17,000	57,315
Kyodo Printing Co., Ltd.	59,000	126,040
Meitec Corp.	16,300	200,676
Nichii Gakkan Co.*	12,600	100,907
Nissin Corp.	82,000	177,665
Nomura Co., Ltd.	25,000	57,963
Park24 Co., Ltd.*	67,900	458,533
Sohgo Security Services Co., Ltd.	27,800	237,836
TKC Corp.	5,600	111,240
Toppan Forms Co., Ltd.	33,700	376,681

Total Commercial Services		2,113,244
Computers – 1.8%
Hitachi Information Systems Ltd.	10,900	178,669
Hitachi Maxell Ltd.	24,400	175,150
Hitachi Systems & Services Ltd.	14,400	127,861
Information Services International-Dentsu Ltd.	10,500	54,748
JBCC Holdings, Inc.	21,100	123,049
NEC Fielding Ltd.	21,600	216,066
NS Solutions Corp.	8,900	99,930
Obic Co., Ltd.	1,500	186,798
Roland DG Corp.	4,200	50,943

Total Computers		1,213,214

Investments	Shares	U.S. $ Value

Cosmetics/Personal Care – 1.6%
Aderans Co., Ltd.	13,200	$94,887
Fancl Corp.	17,700	199,992
Kose Corp.	10,000	185,076
Lion Corp.	80,000	371,773
Mandom Corp.	10,500	173,388

Total Cosmetics/Personal Care		1,025,116
Distribution/Wholesale – 3.7%
Advan Co., Ltd.*	10,500	48,476
Ai Holdings Corp.	23,600	68,814
Doshisha Co., Ltd.	4,200	52,643
Fuji Electronics Co., Ltd.*	10,600	80,705
Hakuto Co., Ltd.	17,300	103,867
Hanwa Co., Ltd.	64,000	161,345
Inaba Denki Sangyo Co., Ltd.*	8,400	186,251
Itochu Enex Co., Ltd.	35,100	184,082
IWATANI Corp.*	47,000	104,212
Japan Pulp & Paper Co., Ltd.	44,000	123,843
JFE Shoji Holdings, Inc.	27,000	71,074
Matsuda Sangyo Co., Ltd.(a)	4,740	53,509
Mitsuuroko Co., Ltd.*	22,500	127,569
Nagase & Co., Ltd.*	19,000	146,391
Ryoden Trading Co., Ltd.	35,000	149,894
Ryoshoku Ltd.	6,000	136,681
Ryoyo Electro Corp.	17,200	141,926
San-Ai Oil Co., Ltd.	24,000	91,850
Sankyo Seiko Co., Ltd.*	25,600	47,172
Satori Electric Co., Ltd.	11,100	42,930
Sinanen Co., Ltd.*	27,000	116,179
Takachiho Electric Co., Ltd.	7,500	53,154
Trusco Nakayama Corp.	10,500	124,486

Total Distribution/Wholesale		2,417,053
Diversified Financial Services – 1.3%
Century Tokyo Leasing Corp.	32,855	193,930
Ichiyoshi Securities Co., Ltd.	16,400	70,236
Kyokuto Securities Co., Ltd.	15,100	48,004
Mizuho Investors Securities Co., Ltd.*	68,000	57,143
Okasan Securities Group, Inc.*	69,000	245,206
Tokai Tokyo Financial Holdings	140,000	249,469

Total Diversified Financial Services		863,988
Electric – 0.1%
Okinawa Electric Power Co., Inc. (The)	1,500	79,579
Electrical Components & Equipment – 1.5%
Fujikura Ltd.	62,000	170,112
GS Yuasa Corp.*(a)	49,000	240,113
Hitachi Cable Ltd.	90,000	173,130
Nippon Signal Co., Ltd. (The)	18,900	105,245
Nissin Electric Co., Ltd.	12,000	37,299
SINFONIA TECHNOLOGY Co., Ltd.*	19,000	41,743
Toshiba TEC Corp.	82,000	208,383

Total Electrical Components & Equipment		976,025

See Notes to Financial Statements.

WisdomTree International Dividend Funds	59

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Electronics – 4.4%
Chiyoda Integre Co., Ltd.*	4,600	$48,902
Cosel Co., Ltd.	9,900	76,377
Eizo Nanao Corp.	7,800	124,775
Horiba Ltd.	6,200	105,583
Idec Corp.	19,800	105,445
Japan Aviation Electronics Industry Ltd.	16,000	78,242
Kaga Electronics Co., Ltd.	8,800	71,277
Koa Corp.	10,700	45,933
Kuroda Electric Co., Ltd.	6,300	34,444
Nichicon Corp.	18,200	136,726
Nidec Copal Corp.	14,700	95,996
Nidec Copal Electronics Corp.	14,200	74,903
Nihon Dempa Kogyo Co., Ltd.	4,600	68,555
Nitto Kogyo Corp.	10,500	80,156
Osaki Electric Co., Ltd.	9,000	65,607
Ryosan Co., Ltd.	19,500	404,728
Sanshin Electronics Co., Ltd.	10,500	66,655
Sanyo Denki Co., Ltd.	18,000	34,990
Sato Corp.	8,100	58,800
Shinko Shoji Co., Ltd.	10,900	71,401
SMK Corp.	22,000	46,998
Sodick Co., Ltd.	63,300	104,464
Star Micronics Co., Ltd.	18,700	171,532
Sumida Corp.	6,300	28,129
Taiyo Yuden Co., Ltd.	8,000	60,261
Toyo Corp./Chuo-Ku	27,200	230,224
Ulvac, Inc.*	5,800	105,230
Yamatake Corp.	18,200	311,226

Total Electronics		2,907,559
Engineering & Construction – 5.5%
Asunaro Aoki Construction Co., Ltd.*	17,000	55,077
COMSYS Holdings Corp.	26,000	216,908
Japan Airport Terminal Co., Ltd.	13,200	138,990
Kandenko Co., Ltd.	46,000	305,984
Kyowa Exeo Corp.	22,000	178,192
Kyudenko Corp.	23,000	146,937
Maeda Corp.*	47,000	162,742
Maeda Road Construction Co., Ltd.*	26,000	228,490
NEC Networks & System Integration Corp.	8,400	71,439
Nippo Corp.*	21,000	170,943
Nippon Densetsu Kogyo Co., Ltd.*	21,000	181,573
Nippon Koei Co., Ltd.*	24,000	53,214
Nishimatsu Construction Co., Ltd.*	110,000	87,982
Okumura Corp.	66,000	232,540
Sanki Engineering Co., Ltd.	21,000	114,387
Shinko Plantech Co., Ltd.*	6,800	41,790
Taihei Kogyo Co., Ltd.*	25,000	55,432
Taikisha Ltd.	16,700	177,365
Takasago Thermal Engineering Co., Ltd.	25,000	152,880
Toda Corp.*	84,000	257,690
Toenec Corp.	19,000	101,185
Toshiba Plant Systems & Services Corp.(a)	29,000	244,285
Toyo Engineering Corp.*	23,000	66,832

Investments	Shares	U.S. $ Value

Tsukishima Kikai Co., Ltd.	16,000	$76,946
Yurtec Corp.	24,000	128,298

Total Engineering & Construction		3,648,101
Entertainment – 1.8%
Aeon Fantasy Co., Ltd.*	7,600	52,093
Avex Group Holdings, Inc.	17,000	154,217
Heiwa Corp.(a)	69,900	614,995
Mars Engineering Corp.	8,100	231,265
Toei Co., Ltd.	21,000	90,999
Tokyotokeiba Co., Ltd.	42,000	54,429

Total Entertainment		1,197,998
Environmental Control – 0.2%
Asahi Pretec Corp.	7,600	114,650
Food – 5.8%
Ariake Japan Co., Ltd.	6,600	87,069
Ezaki Glico Co., Ltd.	20,000	199,048
Fuji Oil Co., Ltd.	22,800	244,228
House Foods Corp.	23,600	326,868
Itoham Foods, Inc.*	26,000	74,233
J-Oil Mills, Inc.	26,000	69,232
Kato Sangyo Co., Ltd.	10,500	152,764
Marudai Food Co., Ltd.*	20,000	47,585
Maruha Nichiro Holdings, Inc.*	66,000	90,210
Meiji Dairies Corp.	46,000	190,949
Meiji Seika Kaisha Ltd.(a)	91,000	318,781
Mitsui Sugar Co., Ltd.	26,000	70,285
Morinaga & Co., Ltd.*	87,000	174,405
Morinaga Milk Industry Co., Ltd.*	78,000	232,966
Nichirei Corp.	61,000	215,541
Nippon Beet Sugar Manufacturing Co., Ltd.*	19,000	42,513
Nippon Flour Mills Co., Ltd.	17,000	69,191
Nippon Suisan Kaisha Ltd.	64,500	167,829
Nisshin Oillio Group Ltd. (The)	37,000	159,957
QP Corp.	37,500	402,830
Showa Sangyo Co., Ltd.*	65,000	182,292
Snow Brand Milk Products Co., Ltd.*	16,000	43,900
Starzen Co., Ltd.*	59,000	137,987
Yokohama Reito Co., Ltd.	18,000	105,518

Total Food		3,806,181
Forest Products & Paper – 1.3%
Chuetsu Pulp & Paper Co., Ltd.	44,000	110,479
Daio Paper Corp.	28,000	246,917
Hokuetsu Paper Mills Ltd.	65,000	276,400
Mitsubishi Paper Mills Ltd.*	100,000	138,706
Tokushu Tokai Holdings Co., Ltd.*	38,000	97,722

Total Forest Products & Paper		870,224
Gas – 0.6%
Saibu Gas Co., Ltd.	146,000	382,849
Hand/Machine Tools – 1.2%
Asahi Diamond Industrial Co., Ltd.	21,000	88,873
Disco Corp.(a)	6,200	152,850
Hitachi Koki Co., Ltd.	29,700	243,566

See Notes to Financial Statements.

60	WisdomTree International Dividend Funds

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Hitachi Tool Engineering Ltd.	6,600	$38,423
Meidensha Corp.*	42,000	96,102
OSG Corp.	22,800	138,273
Union Tool Co.	2,300	48,319

Total Hand/Machine Tools		806,406
Healthcare-Products – 1.7%
Hogy Medical Co., Ltd.	2,500	136,175
Nihon Kohden Corp.	13,200	161,575
Nipro Corp.	27,024	419,710
Paramount Bed Co., Ltd.	13,100	172,686
Sysmex Corp.	4,600	146,239
Topcon Corp.	16,200	62,655

Total Healthcare-Products		1,099,040
Home Builders – 0.7%
Mitsui Home Co., Ltd.	21,000	88,235
PanaHome Corp.	53,000	318,740
Token Corp.	3,340	79,806

Total Home Builders		486,781
Home Furnishings – 1.1%
Canon Electronics, Inc.	10,400	123,616
France Bed Holdings Co., Ltd.	90,000	119,368
Nidec Sankyo Corp.	46,000	185,826
Noritz Corp.	14,300	188,360
Toa Corp./Hyogo	27,000	126,840

Total Home Furnishings		744,010
Household Products/Wares – 0.2%
Kokuyo Co., Ltd.	18,900	137,775
Housewares – 0.9%
Noritake Co., Ltd.	42,000	115,238
Sangetsu Co., Ltd.	21,300	456,105

Total Housewares		571,343
Internet – 0.9%
Matsui Securities Co., Ltd.*(a)	93,900	610,345
Iron/Steel – 1.9%
Aichi Steel Corp.	38,000	101,569
Godo Steel Ltd.*	40,000	97,601
Kyoei Steel Ltd.	10,200	199,208
Mitsubishi Steel Manufacturing Co., Ltd.	24,000	44,224
Nakayama Steel Works Ltd.	47,000	91,364
Nippon Metal Industry Co., Ltd.	87,000	100,415
Nippon Yakin Kogyo Co., Ltd.	18,500	40,083
Sanyo Special Steel Co., Ltd.	59,000	139,182
Topy Industries Ltd.	49,000	71,439
Yodogawa Steel Works Ltd.	84,000	343,586

Total Iron/Steel		1,228,671
Leisure Time – 0.5%
Daikoku Denki Co., Ltd.	5,500	68,771
HIS Co., Ltd.*	4,800	95,057
Mizuno Corp.	37,000	151,342

Total Leisure Time		315,170

Investments	Shares	U.S. $ Value

Lodging – 0.2%
Resorttrust, Inc.	16,560	$152,237
Machinery-Construction & Mining – 0.3%
Aichi Corp.	23,100	94,018
Kato Works Co., Ltd.	15,000	28,096
Tadano Ltd.	21,000	86,960

Total Machinery-Construction & Mining		209,074
Machinery-Diversified – 2.7%
Aida Engineering Ltd.*	21,000	59,107
Anest Iwata Corp.	20,000	53,053
Chugai Ro Co., Ltd.*	16,000	36,772
CKD Corp.	20,900	67,713
Daifuku Co., Ltd.	30,000	160,373
Daihen Corp.	22,000	53,680
Furukawa Co., Ltd.	147,000	122,041
Hisaka Works Ltd.	4,000	33,451
Komori Corp.	17,200	140,184
Max Co., Ltd.*	19,000	202,562
Miura Co., Ltd.	11,000	246,127
Nabtesco Corp.	19,000	130,809
Nippon Thompson Co., Ltd.	17,000	57,143
Obara Corp.	11,000	66,933
OKUMA Corp.	23,000	84,995
Organo Corp.	5,000	27,286
Sintokogio Ltd.	7,800	46,514
Tokyo Kikai Seisakusho Ltd.*(a)	30,000	49,205
Toshiba Machine Co., Ltd.	24,000	70,467
Tsubakimoto Chain Co.	39,000	86,869

Total Machinery-Diversified		1,795,284
Metal Fabricate/Hardware – 1.3%
Furukawa-Sky Aluminum Corp.	56,000	86,180
Kitz Corp.	37,000	112,008
MISUMI Group, Inc.	12,000	144,214
Nachi-Fujikoshi Corp.*	47,000	71,854
Nippon Steel Trading Co., Ltd.*	35,000	46,066
Oiles Corp.	8,952	104,049
Onoken Co., Ltd.*	8,400	62,084
Shinsho Corp.	26,000	40,538
Tocalo Co., Ltd.	5,700	51,708
Toho Zinc Co., Ltd.*	27,000	68,067
Yamazen Corp.	29,900	92,028

Total Metal Fabricate/Hardware		878,796
Mining – 1.0%
Chuo Denki Kogyo Co., Ltd.*	10,000	50,825
Nippon Denko Co., Ltd.	19,000	56,364
Pacific Metals Co., Ltd.(a)	97,000	422,294
Sumitomo Light Metal Industries Ltd.*	67,000	59,694
Toho Titanium Co., Ltd.(a)	6,600	80,387

Total Mining		669,564
Miscellaneous Manufacturing – 1.9%
Amano Corp.	24,700	196,310
Bando Chemical Industries Ltd.	26,000	58,439

See Notes to Financial Statements.

WisdomTree International Dividend Funds	61

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

KUREHA Corp.	57,000	$208,909
Mitsuboshi Belting Co., Ltd.	23,000	91,516
Nikkiso Co., Ltd.	17,000	96,730
Nippon Valqua Industries Ltd.	26,000	50,805
Nitta Corp.	4,000	40,903
Okamoto Industries, Inc.	42,000	150,957
Sekisui Plastics Co., Ltd.	47,000	137,997
Shin-Etsu Polymer Co., Ltd.	15,000	64,240
Tamron Co., Ltd.	5,400	55,711
Tokai Rubber Industries, Inc.	15,300	119,122

Total Miscellaneous Manufacturing		1,271,639
Office Furnishings – 0.1%
Okamura Corp.	21,000	95,464
Office/Business Equipment – 0.1%
Canon Finetech, Inc.	7,900	82,303
Oil & Gas – 0.1%
AOC Holdings, Inc.*	9,000	48,932
Kanto Natural Gas Development Ltd.	7,000	37,562

Total Oil & Gas		86,494
Packaging & Containers – 0.6%
Fuji Seal International, Inc.	4,800	72,605
Nihon Yamamura Glass Co., Ltd.	42,000	87,172
Rengo Co., Ltd.	47,000	238,878

Total Packaging & Containers		398,655
Pharmaceuticals – 3.8%
Kaken Pharmaceutical Co., Ltd.	37,000	310,550
Kobayashi Pharmaceutical Co., Ltd.	6,300	207,300
Kyorin Co., Ltd.	29,000	358,793
Miraca Holdings, Inc.	14,500	291,850
Mochida Pharmaceutical Co., Ltd.	23,000	226,810
Nippon Shinyaku Co., Ltd.	16,000	141,095
Sawai Pharmaceutical Co., Ltd.	2,200	102,015
Seikagaku Corp.	16,500	162,210
SSP Co., Ltd.*	48,000	250,278
Toho Holdings Co., Ltd.	6,000	57,528
Tsumura & Co.	7,863	203,003
ZERIA Pharmaceutical Co., Ltd.	16,000	174,952

Total Pharmaceuticals		2,486,384
Real Estate – 0.7%
Iida Home Max	16,800	52,899
Sankei Building Co., Ltd. (The)	12,900	56,291
Sumitomo Real Estate Sales Co., Ltd.	8,400	241,106
Tokyu Livable, Inc.*	27,100	116,060

Total Real Estate		466,356
Retail – 10.0%
ABC-Mart, Inc.	12,700	243,276
Alpen Co., Ltd.	12,400	207,148
AOKI Holdings, Inc.	8,400	74,926
Arcs Co., Ltd.	18,310	254,527
ASKUL Corp.*	3,900	58,360
Belluna Co., Ltd.	29,750	76,506

Investments	Shares	U.S. $ Value

Best Denki Co., Ltd.*	51,000	$146,127
Chiyoda Co., Ltd.	13,100	182,766
Circle K Sunkus Co., Ltd.	24,600	349,187
Culture Convenience Club Co., Ltd.(a)	41,300	282,247
Don Quijote Co., Ltd.	6,500	83,249
Doutor Nichires Holdings Co., Ltd.	13,100	168,574
EDION Corp.(a)	41,300	102,027
Gulliver International Co., Ltd.	5,280	79,331
H2O Retailing Corp.	42,000	239,830
Heiwado Co., Ltd.	10,500	130,439
Honeys Co., Ltd.*	10,650	58,873
Izumi Co., Ltd.	10,100	115,347
Izumiya Co., Ltd.	22,000	99,787
Kasumi Co., Ltd.	22,000	83,082
Keiyo Co., Ltd.(a)	12,600	64,933
Kisoji Co., Ltd.	8,400	161,502
Kojima Co., Ltd.(a)	10,900	31,893
Komeri Co., Ltd.	8,400	160,822
K’s Holdings Corp.*	7,000	93,622
Matsumotokiyoshi Holdings Co., Ltd.	10,500	168,604
Ministop Co., Ltd.	9,800	152,899
Nishimatsuya Chain Co., Ltd.	7,700	54,571
Parco Co., Ltd.	14,700	100,758
Paris Miki Holdings, Inc.	29,800	259,472
Plenus Co., Ltd.	23,600	360,081
Point, Inc.	7,530	340,783
Royal Holdings Co., Ltd.*	13,100	140,191
Ryohin Keikaku Co., Ltd.	7,400	288,448
Saizeriya Co., Ltd.*	10,700	108,982
Sanei-International Co., Ltd.*	5,700	37,685
Seiko Holdings Corp.	41,000	79,285
Senshukai Co., Ltd.	16,600	116,975
Shimachu Co., Ltd.	6,300	105,691
St.Marc Holdings Co., Ltd.	1,900	47,514
Sundrug Co., Ltd.	10,500	159,674
United Arrows Ltd.	21,500	112,975
UNY Co., Ltd.	29,000	225,494
Xebio Co., Ltd.	4,500	65,379
Zensho Co., Ltd.(a)	25,200	120,170

Total Retail		6,594,012
Semiconductors – 0.6%
Megachips Corp.*	4,500	71,211
Mimasu Semiconductor Industry Co., Ltd.	5,900	64,036
Sanken Electric Co., Ltd.	24,000	61,476
Shinko Electric Industries Co., Ltd.	21,800	207,030

Total Semiconductors		403,753
Shipbuilding – 0.1%
Sasebo Heavy Industries Co., Ltd.*	27,000	49,479
Software – 1.5%
FUJI SOFT, Inc.	4,900	74,912
Hitachi Software Engineering Co., Ltd.	12,900	158,034
Koei Co., Ltd.	28,800	230,353
NEC Mobiling Ltd.	6,300	97,335

See Notes to Financial Statements.

62	WisdomTree International Dividend Funds

Schedule of Investments (concluded)

WisdomTree Japan SmallCap Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Nihon Unisys Ltd.	8,800	$62,634
NSD Co., Ltd.*	11,900	75,301
Sorun Corp.*	10,100	40,801
Sumisho Computer Systems Corp.	14,100	161,885
Zenrin Co., Ltd.(a)	7,300	78,048

Total Software		979,303
Storage/Warehosuing – 0.6%
Mitsui-Soko Co., Ltd.	37,000	143,475
Sumitomo Warehouse Co., Ltd. (The)	59,000	228,186

Total Storage/Warehosuing		371,661
Telecommunications – 0.6%
Daimei Telecom Engineering Corp.	7,000	64,848
Denki Kogyo Co., Ltd.	50,000	274,881
Hitachi Kokusai Electric, Inc.	13,000	67,520

Total Telecommunications		407,249
Textiles – 0.9%
Japan Vilene Co., Ltd.	27,000	106,611
Kurabo Industries Ltd.*	67,000	91,577
Nitto Boseki Co., Ltd.*	48,000	84,074
Seiren Co., Ltd.	8,500	38,038
Toyobo Co., Ltd.*	216,000	277,736

Total Textiles		598,036
Toys/Games/Hobbies – 0.1%
Tomy Co., Ltd.	22,800	88,181
Transportation – 3.0%
Fukuyama Transporting Co., Ltd.	36,000	131,943
Hitachi Transport System Ltd.	12,400	118,765
Iino Kaiun Kaisha Ltd.	29,500	130,222
Inui Steamship Co., Ltd.*	19,200	116,634
Keisei Electric Railway Co., Ltd.	45,000	224,613
Kintetsu World Express, Inc.	3,500	64,351
Nippon Konpo Unyu Soko Co., Ltd.	7,000	55,209
Nishi-Nippon Railroad Co., Ltd.	89,000	337,005
Sagami Railway Co., Ltd.	91,000	365,769
Sankyu, Inc.*	48,000	126,354
Seino Holdings Corp.*	40,000	192,366
Senko Co., Ltd.	16,000	50,218
Yusen Air & Sea Service Co., Ltd.	4,400	42,499

Total Transportation		1,955,948
TOTAL COMMON STOCKS (Cost: $97,316,211)		64,368,247
SHORT-TERM INVESTMENT – 0.8%
MONEY MARKET FUND – 0.8%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $528,210)	528,210	528,210

Investments	Shares	U.S. $ Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.5%
MONEY MARKET FUND – 5.5%
Dreyfus Institutional Preferred Money Market Fund, 0.59%(c) (Cost: $3,645,280)(d)	3,645,280	$3,645,280
TOTAL INVESTMENTS IN SECURITIES – 103.7% (Cost: $101,489,701)		68,541,737
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (3.7)%		(2,463,625)

NET ASSETS – 100.0%		$66,078,112

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2009.

(c)	Interest rates shown reflect yields as of March 31, 2009.

(d)	At March 31, 2009, the total market value of the Fund’s securities on loan was $3,312,377 and the total market value of the collateral held by the Fund was $3,645,280.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	63

Schedule of Investments

WisdomTree Pacific ex-Japan Total Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 97.6%
Australia – 60.1%
A.B.C Learning Centres Ltd.†	249,162	$93,484
ABB Grain Ltd.	3,673	15,261
Adelaide Brighton Ltd.	28,908	39,267
Aevum Ltd.	3,279	1,709
AGL Energy Ltd.	17,278	179,591
Amalgamated Holdings Ltd.	5,560	15,027
Amcor Ltd.	48,454	149,813
AMP Ltd.	136,122	444,515
APN News & Media Ltd.	32,366	26,086
ARB Corp., Ltd.	3,741	7,798
Aristocrat Leisure Ltd.	24,369	57,737
ASX Ltd.	11,202	228,435
Austal Ltd.	6,562	7,933
Austbrokers Holdings Ltd.	14,382	35,474
Austereo Group Ltd.	18,159	14,572
Australia & New Zealand Banking Group Ltd.	155,690	1,703,731
Australian Agricultural Co., Ltd.	8,882	9,627
Australian Wealth Management Ltd.	38,535	24,900
Automotive Holdings Group	7,003	3,503
AWB Ltd.	12,692	10,847
AXA Asia Pacific Holdings Ltd.	67,082	158,469
Babcock & Brown Ltd.†	2,753	622
Bank of Queensland Ltd.	7,677	45,019
Beach Petroleum Ltd.	10,254	6,270
Bendigo and Adelaide Bank Ltd.	15,596	88,748
BHP Billiton Ltd.	54,028	1,197,859
Billabong International Ltd.	11,604	68,531
BlueScope Steel Ltd.	43,220	77,175
Boom Logistics Ltd.	20,192	6,383
Boral Ltd.	34,944	87,648
Bradken Ltd.	3,461	3,980
Brambles Ltd.	50,804	169,433
Breville Group Ltd.	16,091	6,876
Brickworks Ltd.	2,743	18,792
Campbell Brothers Ltd.	1,197	11,311
Centennial Coal Co., Ltd.	5,680	7,932
Challenger Financial Services Group Ltd.	54,029	54,807
Coca-Cola Amatil Ltd.	49,084	295,678
Cochlear Ltd.	3,170	110,346
Coffey International Ltd.	7,568	8,834
Commonwealth Bank of Australia	98,383	2,374,022
Computershare Ltd.	12,641	77,114
ConnectEast Group(a)	70,061	19,715
Consolidated Media Holdings Ltd.	72,745	101,086
Corporate Express Australia Ltd.	14,484	29,385
Count Financial Ltd.	18,757	13,488
Crane Group Ltd.	3,544	20,487
Crown Ltd.	16,642	73,424
CSL Ltd.	4,813	108,649
CSR Ltd.	64,204	53,531
David Jones Ltd.	47,679	92,757
Downer EDI Ltd.	15,210	47,027

Investments	Shares	U.S. $ Value

DWS Advanced Business Solutions Ltd.	8,414	$2,952
Emeco Holdings Ltd.	14,293	4,022
Energy Developments Ltd.	5,551	4,898
Energy Resources of Australia Ltd.	2,246	33,145
Envestra Ltd.(a)	80,558	19,590
Fairfax Media Ltd.	112,894	79,615
Felix Resources Ltd.	1,097	6,669
FKP Property Group	6,451	4,482
Fleetwood Corp., Ltd.	2,437	9,448
Flight Centre Ltd.	4,778	17,694
Foster’s Group Ltd.	100,730	354,135
Gloucester Coal Ltd.	1,289	4,532
Goodman Fielder Ltd.	108,987	79,132
GUD Holdings Ltd.	4,452	19,364
Gunns Ltd.	22,574	14,116
GWA International Ltd.	19,502	32,520
Harvey Norman Holdings Ltd.	49,274	87,985
Hastings Diversified Utilities Fund(a)	15,250	6,516
Healthscope Ltd.	10,774	30,692
Hills Industries Ltd.	14,342	15,346
Incitec Pivot Ltd.	26,169	38,546
Independence Group NL	1,587	2,867
Insurance Australia Group Ltd.	166,723	405,437
Invocare Ltd.	3,900	13,820
IOOF Holdings Ltd.	5,359	12,325
Iress Market Technology Ltd.	5,193	20,205
Leighton Holdings Ltd.	7,730	103,657
Lend Lease Corp., Ltd.	31,617	142,569
Lion Nathan Ltd.	29,819	167,403
Macmahon Holdings Ltd.	9,775	2,988
Macquarie Group Ltd.	22,959	431,499
Metcash Ltd.	21,090	59,493
Minara Resources Ltd.*	93,852	26,083
Mincor Resources NL	3,343	1,881
Mitchell Communications Group Ltd.	12,203	3,985
Monadelphous Group Ltd.	3,621	20,957
Mortgage Choice Ltd.	79,896	45,520
National Australia Bank Ltd.	136,483	1,906,051
Navitas Ltd.	16,456	26,183
New Hope Corp., Ltd.	8,471	22,365
Nufarm Ltd.	3,412	26,788
Oakton Ltd.	3,545	1,921
OneSteel Ltd.	44,462	69,507
Orica Ltd.	10,579	108,711
Origin Energy Ltd.	15,177	156,066
Pacific Brands Ltd.	40,451	6,886
Panoramic Resources Ltd.	3,953	3,021
Peet Ltd.	18,818	15,886
Perpetual Ltd.	3,886	72,738
Photon Group Ltd.	7,628	5,141
Primary Health Care Ltd.	26,968	85,255
Prime Media Group Ltd.	36,406	12,900
Qantas Airways Ltd.	237,838	288,361
QBE Insurance Group Ltd.	49,170	658,327

See Notes to Financial Statements.

64	WisdomTree International Dividend Funds

Schedule of Investments (continued)

WisdomTree Pacific ex-Japan Total Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Ramsay Health Care Ltd.	5,095	$34,869
Regional Express Holdings Ltd.	27,332	16,142
Reverse Corp., Ltd.	19,232	9,888
Rio Tinto Ltd.	5,574	219,085
Salmat Ltd.	15,669	41,152
Santos Ltd.	12,340	144,469
Seek Ltd.	18,088	35,189
Select Harvests Ltd.	3,366	8,700
Seven Network Ltd.	16,947	69,353
Sigma Pharmaceuticals Ltd.	77,090	56,776
Sims Metal Management Ltd.	5,729	66,873
Sonic Healthcare Ltd.	11,957	91,967
Spotless Group Ltd.	10,164	13,171
Straits Resources Ltd.*	3,592	3,170
STW Communications Group Ltd.	19,637	6,685
Suncorp-Metway Ltd.	82,573	344,230
Sunland Group Ltd.	13,212	5,508
Super Cheap Auto Group Ltd.	4,522	7,069
TABCORP Holdings Ltd.	50,113	226,320
Tatts Group Ltd.	111,072	213,769
Telstra Corp., Ltd.	757,310	1,689,035
Ten Network Holdings Ltd.	59,602	32,301
Toll Holdings Ltd.	32,671	141,874
Tower Australia Group Ltd.	918	1,480
Transfield Services Ltd.	14,651	20,766
Transpacific Industries Group Ltd.†	7,040	8,805
United Group Ltd.	12,054	76,884
Vision Group Holdings Ltd.	7,088	2,585
Washington H. Soul Pattinson & Co., Ltd.	9,511	66,082
Wesfarmers Ltd.	16,179	211,896
Wesfarmers Ltd. PPS*	22,091	291,628
West Australian Newspapers Holdings Ltd.	17,854	54,954
Westpac Banking Corp.	192,061	2,547,446
WHK Group Ltd.	40,276	26,585
Woodside Petroleum Ltd.	12,642	334,658
Woolworths Ltd.	46,533	808,602
WorleyParsons Ltd.	3,328	41,621
Wotif.com Holdings Ltd.	8,765	23,020

Total Australia		22,291,510
Cayman Islands – 0.0%
Hopewell Highway Infrastructure Ltd.	3,200	1,804
Hong Kong – 22.8%
Allied Properties HK Ltd.	112,000	8,815
Bank of East Asia Ltd.	52,037	100,448
Beijing Enterprises Holdings Ltd.	14,004	58,365
Cheung Kong Holdings Ltd.	41,015	353,258
China Merchants Holdings International Co., Ltd.	32,539	74,903
China Mobile Ltd.	295,613	2,574,694
China Overseas Land & Investment Ltd.	57,707	90,544
China Power International Development Ltd.*	70,000	13,910
China Resources Enterprise	40,009	61,949
China Resources Power Holdings Co., Ltd.	38,017	79,664
China Travel International Investment Hong Kong Ltd.	78,052	13,798

Investments	Shares	U.S. $ Value

China Unicom Hong Kong Ltd.	384,477	$410,770
Chong Hing Bank Ltd.	10,000	11,226
CLP Holdings Ltd.	87,531	601,423
CNOOC Ltd.	821,140	813,723
Denway Motors Ltd.	234,052	90,601
Fubon Bank Hong Kong Ltd.	40,000	10,374
Guangdong Investment Ltd.	154,039	62,013
Guangzhou Investment Co., Ltd.	252,022	26,015
Hang Seng Bank Ltd.	60,827	612,587
Henderson Investment Ltd.	542,000	32,520
Hong Kong & China Gas Co., Ltd.	87,539	138,029
Hong Kong Aircraft Engineering Co., Ltd.	2,799	24,089
Hong Kong Exchanges and Clearing Ltd.	36,804	347,620
Hongkong & Shanghai Hotels (The)	28,506	17,950
HongKong Electric Holdings	78,025	463,116
Hopewell Holdings Ltd.	32,006	84,042
Industrial and Commercial Bank of China Asia Ltd.	39,015	41,482
Lenovo Group Ltd.	204,000	46,854
MTR Corp.	74,530	179,257
New World Development Ltd.	80,022	79,815
Shanghai Industrial Holdings Ltd.	25,006	69,210
Shenzhen Investment Ltd.	238,000	59,270
Shougang Concord International Enterprises Co., Ltd.	208,000	21,471
Sino Land Co.	108,022	108,022
Sun Hung Kai & Co., Ltd.	74,000	42,204
Sun Hung Kai Properties Ltd.	43,000	385,058
Techtronic Industries Co.	7,500	3,484
Television Broadcasts Ltd.	13,002	41,522
Tianjin Development Holdings Ltd.	8,000	2,963
Vitasoy International Holdings Ltd.	38,000	16,279
Wharf Holdings Ltd.	56,017	139,067
Wing Hang Bank Ltd.	7,502	35,961

Total Hong Kong		8,448,365
New Zealand – 3.2%
Air New Zealand Ltd.	175,449	90,124
Auckland International Airport Ltd.	78,878	76,983
Contact Energy Ltd.	21,405	69,881
Fisher & Paykel Appliances Holdings Ltd.	17,428	4,874
Fisher & Paykel Healthcare Corp., Ltd.	28,721	51,800
Fletcher Building Ltd.	40,313	138,052
Freightways Ltd.	5,234	8,813
Infratil Ltd.	11,717	9,764
Mainfreight Ltd.	2,320	5,495
New Zealand Refining Co., Ltd. (The)	28,004	111,883
PGG Wrightson Ltd.	8,962	5,268
Port of Tauranga Ltd.	4,089	12,019
Pumpkin Patch Ltd.	68,747	40,414
Ryman Healthcare Ltd.	10,175	8,188
Sky City Entertainment Group Ltd.	31,568	50,629
Sky Network Television Ltd.	9,372	21,771
Telecom Corp. of New Zealand Ltd.	218,488	284,321
Tower Ltd.	5,154	3,795
TrustPower Ltd.	12,340	49,653

See Notes to Financial Statements.

WisdomTree International Dividend Funds	65

Schedule of Investments (concluded)

WisdomTree Pacific ex-Japan Total Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Vector Ltd.*	73,000	$94,996
Warehouse Group Ltd. (The)	12,854	26,264

Total New Zealand		1,164,987
Singapore – 11.5%
Banyan Tree Holdings Ltd.*	28,000	6,907
CapitaLand Ltd.*	64,000	98,092
CH Offshore Ltd.*	4,000	684
China Aviation Oil Singapore Corp., Ltd.*	10,000	4,374
Chip Eng Seng Corp., Ltd.*	21,000	2,348
City Developments Ltd.*	15,000	50,322
ComfortDelgro Corp., Ltd.*	105,000	93,935
Cosco Corp. Singapore Ltd.*	25,000	13,485
Creative Technology Ltd.*	550	1,230
CWT Ltd.*	7,000	1,543
DBS Group Holdings Ltd.*	68,000	377,977
First Ship Lease Trust	6,000	1,480
Fraser and Neave Ltd.*	36,070	60,030
Guocoland Ltd.*	34,000	21,918
Hi-P International Ltd.*	42,000	12,709
Ho Bee Investment Ltd.*	40,000	8,552
Hong Leong Asia Ltd.*	11,000	3,835
Hotel Plaza Ltd.*	29,000	17,169
Hotel Properties Ltd.*	17,000	10,400
Jardine Cycle & Carriage Ltd.*	8,250	64,255
Jaya Holdings Ltd.*	40,000	7,367
K1 Ventures Ltd.*	200,000	15,787
Keppel Land Ltd.*	10,000	9,538
Keppel Telecommunications & Transportation Ltd.*	11,000	5,572
Kim Eng Holdings Ltd.*	32,000	27,996
KS Energy Services Ltd.*	13,000	6,414
Midas Holdings Ltd.*	41,000	11,327
MobileOne Ltd.*	40,000	39,205
Neptune Orient Lines Ltd.*	49,000	38,035
Olam International Ltd.*	16,000	15,366
Orchard Parade Holdings Ltd.*	10,000	3,552
Oversea-Chinese Banking Corp., Ltd.*	82,000	261,071
Pacific Century Regional Developments Ltd.*	70,000	7,828
Petra Foods Ltd.*	15,720	3,464
Raffles Education Corp., Ltd.	54,000	13,321
Rickmers Maritime*	35,000	7,943
SBS Transit Ltd.*	37,000	38,942
SembCorp Industries Ltd.*	41,000	63,380
SembCorp Marine Ltd.*	49,800	59,294
SIA Engineering Co., Ltd.*	28,000	34,443
Singapore Airlines Ltd.*	31,400	206,552
Singapore Airport Terminal Services Ltd.*	65,000	51,737
Singapore Exchange Ltd.*	45,000	150,967
Singapore Petroleum Co., Ltd.*	33,000	62,084
Singapore Post Ltd.*	95,000	48,431
Singapore Press Holdings Ltd.*	72,000	119,826
Singapore Technologies Engineering Ltd.*	128,000	207,131
Singapore Telecommunications Ltd.*	730,450	1,215,655
SMRT Corp., Ltd.*	74,000	74,477
StarHub Ltd.*	86,080	111,550

Investments	Shares	U.S. $ Value

Straits Trading Co., Ltd.*	6,071	$12,380
United Engineers Ltd.*	8,000	6,525
United Overseas Bank Ltd.*	49,000	313,301
UOB-Kay Hian Holdings Ltd.*	75,000	54,269
Venture Corp., Ltd.*	9,000	29,838
WBL Corp., Ltd.*	7,000	17,037
Wilmar International Ltd.*	27,000	56,302
Wing Tai Holdings Ltd.*	26,000	11,972

Total Singapore		4,271,124
TOTAL COMMON STOCKS (Cost: $68,260,173)		36,177,790
SHORT-TERM INVESTMENT – 0.9%
MONEY MARKET FUND – 0.9%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $339,348)	339,348	339,348
TOTAL INVESTMENTS IN SECURITIES – 98.5% (Cost: $68,599,521)		36,517,138
Foreign Currency and Other Assets in Excess of Liabilities – 1.5%		568,952

NET ASSETS – 100.0%		$37,086,090

PPS – Price Protected Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2009.

See Notes to Financial Statements.

66	WisdomTree International Dividend Funds

Schedule of Investments

WisdomTree Pacific ex-Japan Equity Income Fund

March 31, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 97.6%
Australia – 83.6%
A.B.C Learning Centres Ltd.†	220,861	$82,865
AMP Ltd.	199,977	653,037
APN News & Media Ltd.	137,408	110,747
ASX Ltd.	19,413	395,877
Austereo Group Ltd.	105,613	84,754
Australia & New Zealand Banking Group Ltd.	146,829	1,606,765
Australian Wealth Management Ltd.	230,461	148,916
Automotive Holdings Group	17,077	8,543
Bendigo and Adelaide Bank Ltd.	39,922	227,173
Boral Ltd.	89,013	223,265
Challenger Financial Services Group Ltd.	159,565	161,864
Coffey International Ltd.	13,918	16,246
Commonwealth Bank of Australia	68,643	1,656,383
ConnectEast Group(a)	417,221	117,404
Consolidated Media Holdings Ltd.	164,729	228,907
Corporate Express Australia Ltd.	58,799	119,292
Crane Group Ltd.	22,999	132,951
CSR Ltd.	202,518	168,851
David Jones Ltd.	109,193	212,428
DWS Advanced Business Solutions Ltd.	20,082	7,046
Envestra Ltd.(a)	541,603	131,707
Fairfax Media Ltd.	271,869	191,728
Foster’s Group Ltd.	160,394	563,895
Goodman Fielder Ltd.	290,470	210,900
GUD Holdings Ltd.	33,175	144,293
Gunns Ltd.	60,786	38,011
GWA International Ltd.	97,744	162,990
Hastings Diversified Utilities Fund(a)	58,916	25,175
Hills Industries Ltd.	43,853	46,922
Insurance Australia Group Ltd.	258,950	629,715
IOOF Holdings Ltd.	6,884	15,832
Lend Lease Corp., Ltd.	63,514	286,401
Macquarie Group Ltd.	33,373	627,224
Minara Resources Ltd.*	178,819	49,697
National Australia Bank Ltd.	113,362	1,583,155
Oakton Ltd.	8,012	4,342
Pacific Brands Ltd.	102,164	17,391
Peet Ltd.	137,813	116,339
Perpetual Ltd.	10,146	189,912
Photon Group Ltd.	10,128	6,826
Primary Health Care Ltd.	73,728	233,079
Prime Media Group Ltd.	13,032	4,618
Qantas Airways Ltd.	357,516	433,462
Salmat Ltd.	12,898	33,875
Service Stream Ltd.	15,553	3,998
Sigma Pharmaceuticals Ltd.	248,247	182,831
Skilled Group Ltd.	13,222	13,321
SMS Management & Technology Ltd.	6,145	10,033
Spotless Group Ltd.	18,408	23,853
STW Communications Group Ltd.	26,566	9,044
Suncorp-Metway Ltd.	121,655	507,155
Sunland Group Ltd.	59,012	24,601

Investments	Shares	U.S. $ Value

TABCORP Holdings Ltd.	86,665	$391,397
Tatts Group Ltd.	208,355	400,999
Telstra Corp., Ltd.	698,874	1,558,704
Wesfarmers Ltd.	53,484	700,479
West Australian Newspapers Holdings Ltd.	51,214	157,635
Westpac Banking Corp.	143,685	1,905,800
WHK Group Ltd.	18,237	12,038

Total Australia		18,012,691
Hong Kong – 1.6%
Henderson Investment Ltd.	2,570,000	154,200
Shenzhen Investment Ltd.	760,346	189,351

Total Hong Kong		343,551
New Zealand – 8.7%
Air New Zealand Ltd.	359,318	184,573
Auckland International Airport Ltd.	215,009	209,845
Fisher & Paykel Appliances Holdings Ltd.	78,712	22,013
Fisher & Paykel Healthcare Corp., Ltd.	115,474	208,265
Fletcher Building Ltd.	88,707	303,777
Freightways Ltd.	13,875	23,361
PGG Wrightson Ltd.	21,114	12,412
Pumpkin Patch Ltd.	15,236	8,957
Sky City Entertainment Group Ltd.	122,382	196,277
Telecom Corp. of New Zealand Ltd.	349,181	454,393
Vector Ltd.*	196,077	255,157

Total New Zealand		1,879,030
Singapore – 3.7%
ComfortDelgro Corp., Ltd.*	282,565	252,788
Jaya Holdings Ltd.*	120,000	22,102
Kim Eng Holdings Ltd.*	184,000	160,979
Rickmers Maritime*	33,000	7,489
Singapore Petroleum Co., Ltd.*	97,416	183,272
UOB-Kay Hian Holdings Ltd.*	235,000	170,043

Total Singapore		796,673
TOTAL INVESTMENTS IN SECURITIES – 97.6% (Cost: $41,240,051)		21,031,945
Foreign Currency and Other Assets in Excess of Liabilities – 2.4%		527,043

NET ASSETS – 100.0%		$21,558,988
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	67

Schedule of Investments

WisdomTree International LargeCap Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 97.9%
Australia – 8.7%
AMP Ltd.	57,222	$186,862
Australia & New Zealand Banking Group Ltd.	68,975	754,800
BHP Billiton Ltd.	24,838	550,685
Commonwealth Bank of Australia	43,089	1,039,755
CSL Ltd.	2,551	57,586
Leighton Holdings Ltd.	3,131	41,986
Macquarie Group Ltd.	10,201	191,721
National Australia Bank Ltd.	61,725	862,019
QBE Insurance Group Ltd.	21,990	294,420
Rio Tinto Ltd.	3,131	123,064
Suncorp-Metway Ltd.	34,676	144,557
Telstra Corp., Ltd.	343,669	766,488
Wesfarmers Ltd.	16,368	214,371
Westpac Banking Corp.	85,833	1,138,466
Woodside Petroleum Ltd.	5,427	143,663
Woolworths Ltd.	21,633	375,916

Total Australia		6,886,359
Austria – 0.2%
Erste Group Bank AG*	1,461	24,732
OMV AG*	2,815	94,185
Raiffeisen International Bank Holding AG*	628	17,685
Verbund-Oesterreichische Elektrizitaetswirtschafts AG Class A*	1,067	40,502
voestalpine AG*	1,621	21,199

Total Austria		198,303
Belgium – 1.0%
Anheuser-Busch InBev N.V.*	18,190	501,010
Belgacom S.A.*	9,404	294,662

Total Belgium		795,672
Denmark – 0.3%
Novo Nordisk A/S Class B*	4,232	202,553
Finland – 1.2%
Fortum Oyj*	10,244	195,174
Nokia Oyj*	45,747	539,356
Sampo Oyj Class A*	13,448	198,546

Total Finland		933,076
France – 19.2%
Accor S.A.*	3,783	131,670
Air Liquide S.A.*	3,258	264,924
Alstom S.A.*	1,025	53,054
AXA S.A.*	55,954	672,326
BNP Paribas*	24,072	994,608
Bouygues S.A.*	5,342	190,932
Carrefour S.A.*	7,934	309,699
Christian Dior S.A.*	1,817	99,573
Cie de Saint-Gobain*	9,151	256,603
Cie Generale D’Optique Essilor International S.A.*	2,421	93,538
CNP Assurances*	2,848	179,611
Compagnie Generale des Etablissements Michelin Class B*	2,561	94,969

Investments	Shares	U.S. $ Value

Credit Agricole S.A.*	69,183	$763,493
Electricite de France*	16,974	665,612
Eramet	146	32,096
France Telecom S.A.*	88,612	2,017,701
Gaz de France Suez*	30,198	1,036,427
Groupe Danone*	5,661	275,541
Hermes International*	411	47,780
Lafarge S.A.*	2,958	133,097
L’Oreal S.A.*	5,579	383,695
LVMH Moet Hennessy Louis Vuitton S.A.*	5,085	319,272
Pernod-Ricard S.A.*	1,597	89,001
Peugeot S.A.*	5,345	101,055
PPR*	2,890	185,253
Sanofi-Aventis S.A.*	31,478	1,771,202
Schneider Electric S.A.*	4,963	330,194
Societe Generale*	4,132	161,839
TOTAL S.A.*	44,723	2,222,249
Vallourec S.A.*	782	72,481
Veolia Environnement*	7,562	157,830
Vinci S.A.	7,646	283,788
Vivendi*	27,934	738,978

Total France		15,130,091
Germany – 9.5%
Adidas AG*	964	32,074
Allianz SE*	7,458	626,400
BASF SE*	15,023	454,570
Bayer AG*	7,372	352,361
Bayerische Motoren Werke AG*	7,117	205,899
Beiersdorf AG*	753	33,782
Daimler AG*	16,071	407,119
Deutsche Bank AG*	14,356	577,532
Deutsche Boerse AG*	1,955	117,791
Deutsche Post AG*	21,592	232,495
Deutsche Telekom AG*	118,049	1,465,460
E.ON AG*	23,204	644,194
Fresenius Medical Care AG & Co. KGaA*	953	37,023
HeidelbergCement AG*	581	19,030
Linde AG*	1,180	80,183
MAN AG*	2,119	92,280
Merck KGaA*	1,195	105,604
Metro AG*	3,612	119,172
Muenchener Rueckversicherungs AG*	3,207	390,879
RWE AG*	7,200	504,834
SAP AG*	5,143	182,181
Siemens AG*	7,207	411,551
ThyssenKrupp AG*	5,822	101,802
Volkswagen AG*	1,028	315,696

Total Germany		7,509,912
Hong Kong – 3.9%
Cheung Kong Holdings Ltd.	21,786	187,641
China Mobile Ltd.	130,419	1,135,907
China Overseas Land & Investment Ltd.	24,320	38,159
China Unicom Hong Kong Ltd.	182,756	195,254

See Notes to Financial Statements.

68	WisdomTree International Dividend Funds

Schedule of Investments (continued)

WisdomTree International LargeCap Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

CLP Holdings Ltd.	40,110	$275,595
CNOOC Ltd.	361,529	358,264
Hang Seng Bank Ltd.	28,595	287,979
Hong Kong & China Gas Co., Ltd.	30,722	48,442
Hong Kong Exchanges and Clearing Ltd.	14,700	138,844
HongKong Electric Holdings	28,500	169,161
MTR Corp.	21,500	51,711
Sun Hung Kai Properties Ltd.	22,442	200,964

Total Hong Kong		3,087,921
Ireland – 0.2%
CRH PLC	6,609	142,309
Italy – 5.2%
Assicurazioni Generali SpA*	16,226	277,908
Atlantia SpA*	5,306	80,170
Banca Monte dei Paschi di Siena SpA*	266,629	368,871
Edison SpA*	37,791	40,918
Enel SpA*	180,573	866,085
ENI SpA*	77,136	1,497,285
Mediobanca SpA*	24,908	211,320
Saipem SpA*	2,274	40,457
Snam Rete Gas SpA*	25,405	136,270
Telecom Italia SpA*	309,051	398,428
Unione di Banche Italiane SCPA*	14,455	159,197

Total Italy		4,076,909
Japan – 9.1%
Asahi Glass Co., Ltd.	2,000	10,509
Astellas Pharma, Inc.	4,900	149,823
Bridgestone Corp.	8,100	115,550
Canon, Inc.	9,000	256,961
Chubu Electric Power Co., Inc.	7,700	169,171
Daiichi Sankyo Co., Ltd.	7,300	121,802
DENSO Corp.	7,700	152,176
Fanuc Ltd.	2,300	154,389
Fujitsu Ltd.	15,000	55,432
Honda Motor Co., Ltd.	13,000	304,698
ITOCHU Corp.	6,000	29,037
Japan Tobacco, Inc.	39	103,413
JFE Holdings, Inc.	4,100	89,040
Kansai Electric Power Co., Inc. (The)	9,900	214,498
Kao Corp.	4,000	77,716
KDDI Corp.	32	149,681
Komatsu Ltd.*	7,700	83,416
Marubeni Corp.	4,000	12,352
Mitsubishi Corp.	11,100	144,411
Mitsubishi Estate Co., Ltd.	3,220	35,926
Mitsubishi Heavy Industries Ltd.	14,000	42,240
Mitsubishi UFJ Financial Group, Inc.	47,800	230,361
Mitsui & Co., Ltd.	10,000	99,828
Mitsui Fudosan Co., Ltd.	2,220	23,982
Mitsui O.S.K. Lines Ltd.	7,000	34,089
Mitsui Sumitomo Insurance Group Holdings, Inc.*	4,669	107,543
Mizuho Financial Group, Inc.*	79,098	150,556
Nippon Steel Corp.*	65,000	173,079

Investments	Shares	U.S. $ Value

Nippon Telegraph & Telephone Corp.	13,594	$513,371
NTT DoCoMo, Inc.*	482	652,459
Panasonic Corp.*	14,000	151,524
Ricoh Co., Ltd.	6,000	70,649
Seven & I Holdings Co., Ltd.	7,700	168,391
Sharp Corp.	5,000	39,283
Shin-Etsu Chemical Co., Ltd.	1,600	77,270
Softbank Corp.*	2,700	34,334
Sony Corp.	2,800	56,641
Sumitomo Corp.	10,000	85,350
Sumitomo Metal Industries Ltd.	45,000	89,754
Sumitomo Mitsui Financial Group, Inc.	4,030	139,134
Sumitomo Trust & Banking Co., Ltd. (The)	8,000	30,212
Suzuki Motor Corp.	2,600	42,881
T&D Holdings, Inc.*	1,100	26,228
Takeda Pharmaceutical Co., Ltd.	9,900	340,792
Tokio Marine Holdings, Inc.	2,500	60,621
Tokyo Electric Power Co., Inc. (The)	11,000	273,970
Toyota Motor Corp.	32,200	1,017,151
Yahoo! Japan Corp.*	155	40,598

Total Japan		7,202,292
Netherlands – 2.0%
Akzo Nobel N.V.*	3,868	146,338
European Aeronautic Defence and Space Co.EADS N.V.*	4,687	54,513
Heineken N.V.*	2,541	72,197
Koninklijke Ahold N.V.*	5,115	56,027
Koninklijke KPN N.V.*	35,235	470,622
Koninklijke Philips Electronics N.V.*	11,297	166,189
TNT N.V.*	4,899	83,777
Unilever N.V. CVA*	26,994	532,223

Total Netherlands		1,581,886
Norway – 0.7%
Orkla ASA*	11,165	76,395
StatoilHydro ASA*	24,995	440,145

Total Norway		516,540
Portugal – 0.2%
Energias de Portugal S.A.*	41,722	144,745
Galp Energia, SGPS, S.A. Class B*	3,824	45,593

Total Portugal		190,338
Singapore – 1.4%
DBS Group Holdings Ltd.*	27,000	150,079
Oversea-Chinese Banking Corp., Ltd.*	58,000	184,660
Singapore Airlines Ltd.*	11,000	72,359
Singapore Telecommunications Ltd.*	305,500	508,430
United Overseas Bank Ltd.*	24,000	153,453
Wilmar International Ltd.*	7,000	14,597

Total Singapore		1,083,578
Spain – 6.4%
Abertis Infraestructuras, S.A.*	7,136	111,515
Acciona, S.A.*	411	42,263
ACS Actividades de Construccion y Servicios, S.A.*	5,934	246,127

See Notes to Financial Statements.

WisdomTree International Dividend Funds	69

Schedule of Investments (concluded)

WisdomTree International LargeCap Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Banco Bilbao Vizcaya Argentaria S.A.*	74,134	$601,393
Banco Popular Espanol S.A.*	19,875	125,871
Banco Santander S.A.*	128,165	883,155
Cia Espanola de Petroleos S.A.*	729	30,721
Endesa S.A.*	13,225	247,228
Gas Natural SDG S.A.*	4,835	66,056
Iberdrola S.A.*	53,382	374,222
Inditex S.A.*	7,181	279,829
Repsol YPF S.A.*	16,146	279,325
Telefonica S.A.*	71,913	1,434,093
Union Fenosa S.A.*	15,337	366,533

Total Spain		5,088,331
Sweden – 2.3%
AB Volvo Class B*	31,050	164,127
Atlas Copco AB Class A*	15,089	112,703
Hennes & Mauritz AB Class B*	11,683	436,666
Nordea Bank AB*	48,477	240,412
Sandvik AB*	13,600	77,481
Svenska Handelsbanken AB Class A*	13,521	190,533
Telefonaktiebolaget LM Ericsson Class B*	39,111	319,329
TeliaSonera AB*	52,289	250,462

Total Sweden		1,791,713
Switzerland – 6.2%
Compagnie Financiere Richemont S.A. Class A*	4,720	73,806
Credit Suisse Group AG*	21,343	650,586
Holcim Ltd.*	3,492	124,626
Julius Baer Holding AG*	598	14,726
Nestle S.A.*	35,837	1,212,794
Novartis AG*	27,513	1,042,399
Roche Holding AG*	6,313	867,236
Swiss Reinsurance*	7,125	116,802
Swisscom AG*	941	264,619
Syngenta AG*	432	87,156
Zurich Financial Services AG*	2,903	459,813

Total Switzerland		4,914,563
United Kingdom – 20.2%
Associated British Foods PLC	6,607	60,656
AstraZeneca PLC	25,916	910,466
Aviva PLC	63,675	197,368
BAE Systems PLC	43,679	209,421
BG Group PLC	8,859	133,964
BHP Billiton PLC	13,138	260,814
BP PLC	314,581	2,126,016
British American Tobacco PLC	31,487	727,978
British Sky Broadcasting Group PLC	19,171	119,120
BT Group PLC	242,392	271,692
Cadbury PLC	15,412	116,419
Centrica PLC	74,196	242,210
Compass Group PLC	32,835	150,134
Diageo PLC	41,602	468,992
GlaxoSmithKline PLC	102,081	1,591,207
HSBC Holdings PLC	264,243	1,496,074
Imperial Tobacco Group PLC	11,859	266,360

Investments	Shares	U.S. $ Value

International Power PLC	9,218	$27,813
Legal & General Group PLC	135,929	83,779
Man Group PLC	21,215	66,443
National Grid PLC	57,894	444,371
Prudential PLC	28,556	137,937
Reckitt Benckiser Group PLC	5,034	188,974
Reed Elsevier PLC	16,199	116,326
Rio Tinto PLC	4,934	166,196
Royal Dutch Shell PLC Class A	51,133	1,151,410
Royal Dutch Shell PLC Class B	37,437	821,540
SABMiller PLC	15,854	235,651
Scottish & Southern Energy PLC	12,103	192,388
Standard Chartered PLC	16,628	206,519
Tesco PLC	86,138	411,635
Unilever PLC	20,126	380,212
Vedanta Resources PLC	1,784	17,273
Vodafone Group PLC	1,071,153	1,884,627
Wm. Morrison Supermarkets PLC	10,306	37,743

Total United Kingdom		15,919,728
TOTAL COMMON STOCKS (Cost: $129,605,277)		77,252,074
SHORT-TERM INVESTMENT – 1.0%
MONEY MARKET FUND – 1.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(a) (Cost: $806,276)	806,276	806,276
TOTAL INVESTMENTS IN SECURITIES – 98.9% (Cost: $130,411,553)		78,058,350
Foreign Currency and Other Assets in Excess of Liabilities – 1.1%		870,094

NET ASSETS – 100.0%		$78,928,444
*	Non-income producing security.

(a)	Rate shown represents annualized 7-day yield as of March 31, 2009.

See Notes to Financial Statements.

70	WisdomTree International Dividend Funds

Schedule of Investments

WisdomTree International Dividend ex-Financials Fund†

(Formerly WisdomTree International Dividend Top 100 Fund)

March 31, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.0%
Australia – 21.0%
AMP Ltd.	552,522	$1,804,294
Australia & New Zealand Banking Group Ltd.	210,380	2,302,210
Commonwealth Bank of Australia	95,674	2,308,652
Macquarie Group Ltd.	82,439	1,549,387
National Australia Bank Ltd.	144,498	2,017,984
QBE Insurance Group Ltd.	126,277	1,690,697
Suncorp-Metway Ltd.	341,969	1,425,601
Telstra Corp., Ltd.	856,107	1,909,382
Wesfarmers Ltd.	91,812	1,202,460
Westpac Banking Corp.	343,563	4,556,928
Woolworths Ltd.	76,425	1,328,033

Total Australia		22,095,628
Belgium – 3.3%
Anheuser-Busch InBev N.V.*	45,238	1,245,997
Belgacom S.A.*	70,235	2,200,724

Total Belgium		3,446,721
Finland – 1.5%
Sampo Oyj Class A*	104,339	1,540,464
France – 19.9%
Accor S.A.*	27,326	951,099
AXA S.A.*	91,814	1,103,208
BNP Paribas*	30,588	1,263,836
Cie de Saint-Gobain*	37,918	1,063,260
CNP Assurances*	16,650	1,050,045
Credit Agricole S.A.*	178,480	1,969,678
France Telecom S.A.*	125,916	2,867,115
Lafarge S.A.*	11,829	532,255
Peugeot S.A.*	37,284	704,908
PPR*	19,510	1,250,618
Sanofi-Aventis S.A.*	37,809	2,127,434
Schneider Electric S.A.*	19,809	1,317,914
TOTAL S.A.*	25,594	1,271,745
Vallourec S.A.*	6,206	575,214
Vinci S.A.	27,670	1,026,996
Vivendi*	71,590	1,893,873

Total France		20,969,198
Germany – 7.4%
Allianz SE*	10,520	883,578
BASF SE*	24,335	736,335
Daimler AG*	24,337	616,518
Deutsche Bank AG*	28,151	1,132,496
Deutsche Post AG*	66,301	713,906
Deutsche Telekom AG*	193,450	2,401,488
Muenchener Rueckversicherungs AG*	10,313	1,256,978

Total Germany		7,741,299
Greece – 3.2%
Alpha Bank AE*	59,768	395,183
Hellenic Telecommunications Organization S.A.*	67,201	1,002,864
OPAP S.A.*	76,306	2,007,994

Total Greece		3,406,041

Investments	Shares	U.S. $ Value

Hong Kong – 3.2%
CLP Holdings Ltd.	233,885	$1,607,016
HongKong Electric Holdings	295,387	1,753,265

Total Hong Kong		3,360,281
Italy – 10.1%
Banca Monte dei Paschi di Siena SpA*	1,630,261	2,255,407
Enel SpA*	275,158	1,319,745
ENI SpA*	56,766	1,101,884
Mediobanca SpA*	135,309	1,147,962
Snam Rete Gas SpA*	385,156	2,065,942
Telecom Italia SpA*	1,223,354	1,577,144
Unione di Banche Italiane SCPA*	103,676	1,141,812

Total Italy		10,609,896
Netherlands – 1.4%
Koninklijke KPN N.V.*	113,703	1,518,693
Singapore – 2.2%
DBS Group Holdings Ltd.*	149,000	828,214
Singapore Telecommunications Ltd.*	904,274	1,504,942

Total Singapore		2,333,156
Spain – 5.0%
ACS Actividades de Construccion y Servicios, S.A.*	35,489	1,471,990
Banco Bilbao Vizcaya Argentaria S.A.*	104,735	849,636
Banco Popular Espanol S.A.*(a)	127,701	808,747
Banco Santander S.A.*	117,345	808,597
Telefonica S.A.*	64,711	1,290,471

Total Spain		5,229,441
Sweden – 3.9%
AB Volvo Class B*	164,597	870,041
Hennes & Mauritz AB Class B*	30,978	1,157,839
Nordea Bank AB*	176,037	873,020
Svenska Handelsbanken AB Class A*	86,016	1,212,108

Total Sweden		4,113,008
Switzerland – 4.5%
Credit Suisse Group AG*	43,221	1,317,479
Swiss Reinsurance*	30,150	494,258
Swisscom AG*	6,113	1,719,038
Zurich Financial Services AG*	7,893	1,250,191

Total Switzerland		4,780,966
United Kingdom – 12.4%
AstraZeneca PLC	48,696	1,710,760
Aviva PLC	227,651	705,632
BP PLC	166,901	1,127,958
BT Group PLC	822,519	921,945
Centrica PLC	378,556	1,235,779
GlaxoSmithKline PLC	103,532	1,613,825
HSBC Holdings PLC	183,795	1,040,599
Legal & General Group PLC	1,104,992	681,052
Man Group PLC	139,343	436,404
National Grid PLC	154,196	1,183,546
Scottish & Southern Energy PLC	68,777	1,093,269

See Notes to Financial Statements.

WisdomTree International Dividend Funds	71

Schedule of Investments (concluded)

WisdomTree International Dividend ex-Financials Fund†

(Formerly WisdomTree International Dividend Top 100 Fund)

March 31, 2009

Investments	Shares	U.S. $ Value

Vodafone Group PLC	752,686	$1,324,304

Total United Kingdom		13,075,073
TOTAL COMMON STOCKS (Cost: $206,749,367)		104,219,865
SHORT-TERM INVESTMENT – 0.4%
MONEY MARKET FUND – 0.4%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $430,020)	430,020	430,020
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
MONEY MARKET FUND – 0.0%
Dreyfus Institutional Preferred Money Market Fund, 0.59%(c) (Cost: $23,002)(d)	23,002	23,002
TOTAL INVESTMENTS IN SECURITIES – 99.4% (Cost: $207,202,389)		104,672,887
Foreign Currency and Other Assets in Excess of Liabilities – 0.6%		632,102

NET ASSETS – 100.0%		$105,304,989
†	Fund name change May 7, 2009. Information presented reflects investment style of WisdomTree International Dividend Top 100 Fund.

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2009.

(c)	Interest rates shown reflect yields as of March 31, 2009.

(d)	At March 31, 2009, the total market value of the Fund’s securities on loan was $22,005 and the total market value of the collateral held by the Fund was $23,002.

See Notes to Financial Statements.

72	WisdomTree International Dividend Funds

Schedule of Investments

WisdomTree International MidCap Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 98.4%
Australia – 10.8%
AGL Energy Ltd.	23,862	$248,027
Amcor Ltd.	95,696	295,879
Aristocrat Leisure Ltd.	48,181	114,154
ASX Ltd.	21,465	437,722
AXA Asia Pacific Holdings Ltd.	120,989	285,815
Babcock & Brown Ltd.†	247,834	55,963
Bendigo and Adelaide Bank Ltd.	26,137	148,730
Billabong International Ltd.	16,754	98,946
BlueScope Steel Ltd.	85,803	153,213
Boral Ltd.	96,283	241,500
Brambles Ltd.	94,026	313,580
Coca-Cola Amatil Ltd.	96,946	583,995
Cochlear Ltd.	3,371	117,343
Computershare Ltd.	36,182	220,723
Consolidated Media Holdings Ltd.	157,711	219,155
Crown Ltd.	28,613	126,240
CSR Ltd.	130,979	109,205
Energy Resources of Australia Ltd.	3,157	46,590
Fairfax Media Ltd.	211,111	148,880
Foster’s Group Ltd.	216,850	762,377
Harvey Norman Holdings Ltd.	122,694	219,087
Incitec Pivot Ltd.	60,116	88,549
Insurance Australia Group Ltd.	316,317	769,220
Lend Lease Corp., Ltd.	56,911	256,626
Lion Nathan Ltd.	70,202	394,113
Metcash Ltd.	44,197	124,675
OneSteel Ltd.	37,192	58,142
Orica Ltd.	21,143	217,267
Origin Energy Ltd.	35,376	363,773
Qantas Airways Ltd.	417,892	506,663
Santos Ltd.	27,809	325,570
Sims Metal Management Ltd.	12,099	141,227
Sonic Healthcare Ltd.	20,867	160,497
TABCORP Holdings Ltd.	95,616	431,821
Tatts Group Ltd.	194,289	373,928
Toll Holdings Ltd.	64,137	278,515
WorleyParsons Ltd.	8,462	105,829

Total Australia		9,543,539
Austria – 1.2%
Andritz AG*	2,418	74,352
EVN AG*	1,033	14,881
Flughafen Wien AG*	933	27,265
Mayr Melnhof Karton AG*	287	20,196
Oesterreichische Post AG*	4,733	140,573
Telekom Austria AG*	37,741	571,239
Uniqa Versicherungen AG*	2,297	48,796
Vienna Insurance Group*	4,896	140,604

Total Austria		1,037,906
Belgium – 2.1%
Bekaert S.A.*	1,013	68,310
Colruyt S.A.*	1,178	270,077

Investments	Shares	U.S. $ Value

Compagnie Maritime Belge S.A.*	4,740	$103,651
Delhaize Group*	5,565	360,640
Mobistar S.A.*	6,416	405,056
Solvay S.A.*	4,602	322,307
UCB S.A.*	8,552	251,956
Umicore*	4,213	77,779

Total Belgium		1,859,776
Cayman Islands – 0.0%
Hopewell Highway Infrastructure Ltd.	8,716	4,915
Denmark – 0.9%
Coloplast A/S Class B*	1,171	72,015
D/S Norden*	4,293	119,955
Danisco A/S*	2,252	67,341
FLSmidth & Co. A/S*	1,005	25,529
H. Lundbeck A/S*	8,484	144,428
Novozymes A/S Class B*	1,303	94,069
TrygVesta A/S	6,058	306,148

Total Denmark		829,485
Finland – 2.9%
Cargotec Corp. Class B*	7,018	65,225
Elisa Oyj*	12,394	180,846
Kesko Oyj Class B*	6,100	126,587
Kone Oyj Class B*	9,987	206,852
Metso Oyj*	14,534	171,741
Neste Oil Oyj*	26,522	352,837
Nokian Renkaat Oyj*	3,375	39,612
Outokumpu Oyj*	16,247	176,020
Pohjola Bank PLC*	21,005	123,824
Rautaruukki Oyj*	14,097	225,722
Sanoma Oyj*	14,904	190,361
Stora Enso Oyj Class R*	60,665	215,055
UPM-Kymmene Oyj*	45,426	262,358
Wartsila Oyj*	7,214	152,195
YIT Oyj*	11,928	79,976

Total Finland		2,569,211
France – 9.1%
Aeroports de Paris*	4,014	213,176
Air France-KLM*	22,906	203,763
Cap Gemini S.A.*	6,631	213,232
Casino Guichard Perrachon S.A.*	7,837	510,062
Ciments Francais S.A.*	1,650	120,576
Dassault Systemes S.A.*	1,141	44,326
Etablissements Maurel et Prom*	16,047	216,891
Euler Hermes S.A.*	10,414	343,593
Fonciere Des Regions*	5,531	259,630
ICADE*	3,181	225,150
Iliad S.A.*	272	25,352
Imerys S.A.*	4,389	160,571
Ipsen S.A.*	6,429	247,452
Klepierre*	15,024	264,203
Lagardere SCA*	9,787	274,633
Legrand S.A.*	19,006	330,191

See Notes to Financial Statements.

WisdomTree International Dividend Funds	73

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

M6-Metropole Television*	24,801	$404,689
Neopost S.A.*	3,079	238,759
Nexans S.A.*	1,212	45,990
PagesJaunes Groupe	63,899	540,168
Publicis Groupe*	14,708	377,277
Rallye S.A.	5,654	101,642
Remy Cointreau S.A.*	4,475	106,055
Sa des Ciments Vicat*	2,296	101,664
SCOR SE*	14,164	291,392
SEB S.A.*	1,575	42,638
Societe BIC S.A.*	6,749	331,499
Societe Des Autoroutes Paris-Rhin-Rhone*	7,592	483,735
Societe Fonciere Financiere et de Participations FFP	1,576	57,689
Societe Immobiliere de Location pour l’Industrie et le Commerce*	1,101	82,577
Societe Television Francaise 1*	33,758	264,486
Technip S.A.*	6,176	218,199
Thales S.A.*	11,745	445,048
Wendel*	3,493	92,289
Zodiac*	4,462	113,093

Total France		7,991,690
Germany – 2.9%
Altana AG*	8,689	148,819
Bilfinger Berger AG*	1,510	57,077
Celesio AG*	7,307	134,657
Deutsche Lufthansa AG*	57,722	626,128
Fielmann AG*	1,286	79,156
Fraport AG Frankfurt Airport Services Worldwide*	4,017	129,228
Fresenius SE*	2,457	93,135
Generali Deutschland Holding AG*	2,297	173,834
Henkel AG & Co. KGaA*	8,133	205,166
Hochtief AG*	2,726	103,187
Lanxess AG*	4,581	78,035
Rheinmetall AG*	1,958	66,577
Salzgitter AG*	1,678	93,749
Stada Arzneimittel AG*	2,891	47,289
Suedzucker AG*	15,744	303,307
Wacker Chemie AG*	1,697	140,887
Wincor Nixdorf AG*	1,723	78,031

Total Germany		2,558,262
Hong Kong – 2.4%
Bank of East Asia Ltd.	117,599	227,004
China Merchants Holdings International Co., Ltd.	104,479	240,504
China Resources Enterprise	102,162	158,186
China Resources Power Holdings Co., Ltd.	86,321	180,884
Denway Motors Ltd.	410,097	158,747
Guangdong Investment Ltd.	316,808	127,541
Hopewell Holdings Ltd.	87,162	228,871
Lenovo Group Ltd.	294,000	67,525
New World Development Ltd.	138,482	138,125
Shanghai Industrial Holdings Ltd.	65,000	179,903
Shougang Concord International Enterprises Co., Ltd.	722,000	74,529

Investments	Shares	U.S. $ Value

Sino Land Co.	158,522	$158,522
Television Broadcasts Ltd.	28,074	89,656
Wing Hang Bank Ltd.	19,759	94,716

Total Hong Kong		2,124,713
Ireland – 0.1%
C&C Group PLC	39,058	67,415
Kerry Group PLC Class A	2,968	60,094

Total Ireland		127,509
Italy – 7.6%
A2A SpA*	204,963	311,044
ACEA SpA*	17,991	214,980
Alleanza Assicurazioni SpA*	104,636	589,738
Banca Carige SpA*	94,911	311,253
Banca Popolare di Milano S.c.r.l.*	39,093	194,639
Banca Popolare di Sondrio S.c.r.l.*	17,901	145,693
Benetton Group SpA*	26,787	174,447
Bulgari SpA*	22,600	99,320
Buzzi Unicem SpA*	3,602	40,387
Credito Emiliano SpA*	22,934	94,393
ERG SpA*	6,464	80,416
Finmeccanica SpA*	13,089	162,834
Fondiaria-Sai SpA*	12,645	147,741
Geox SpA*	22,287	139,075
Hera SpA*	75,340	123,936
Intesa Sanpaolo SpA RSP*	138,990	261,489
Iride SpA*	9,578	11,439
Italcementi SpA*	10,618	107,423
Lottomatica SpA*	7,815	128,454
Mediaset SpA*	175,642	782,969
Mediolanum SpA*	68,836	237,623
Milano Assicurazioni SpA*	70,849	163,017
Parmalat SpA*	213,891	440,458
Prysmian SpA	7,275	72,443
Saras SpA*	30,754	80,521
Societa Cattolica di Assicurazioni S.c.r.l.*	8,654	203,027
Societa Iniziative Autostradali e Servizi SpA*	3,302	16,747
Telecom Italia SpA RSP*	770,070	783,687
Terna Rete Elettrica Nazionale SpA*	190,262	592,372

Total Italy		6,711,565
Japan – 21.8%
Advantest Corp.*	6,800	100,585
Aioi Insurance Co., Ltd.*	41,000	157,740
Aisin Seiki Co., Ltd.	14,000	219,135
Ajinomoto Co., Inc.	28,000	197,023
All Nippon Airways Co., Ltd.*	88,000	343,910
Amada Co., Ltd.	14,000	73,423
Asahi Breweries Ltd.	20,600	245,273
Asahi Kasei Corp.	84,000	301,914
Brother Industries Ltd.	9,000	65,880
Casio Computer Co., Ltd.*	4,300	30,170
Chiba Bank Ltd. (The)	45,000	220,968
Chiyoda Corp.*	7,000	37,137
Chugai Pharmaceutical Co., Ltd.	13,070	219,664

See Notes to Financial Statements.

74	WisdomTree International Dividend Funds

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Chugoku Bank Ltd. (The)	5,000	$63,683
Chugoku Electric Power Co., Inc. (The)	20,100	435,497
Citizen Holdings Co., Ltd.	9,300	37,663
Cosmo Oil Co., Ltd.	54,000	162,924
Dai Nippon Printing Co., Ltd.	25,000	227,549
Daido Steel Co., Ltd.	19,000	46,745
Daihatsu Motor Co., Ltd.	5,000	38,929
Dainippon Sumitomo Pharma Co., Ltd.	23,656	195,916
Daito Trust Construction Co., Ltd.	3,000	100,233
Daiwa House Industry Co., Ltd.*	28,000	224,522
Eisai Co., Ltd.	19,900	580,257
Electric Power Development Co., Ltd.	8,000	236,509
Fast Retailing Co., Ltd.	2,800	316,655
Fuji Heavy Industries Ltd.	69,000	224,947
Furukawa Electric Co., Ltd. (The)	12,000	33,775
Gunma Bank Ltd. (The)	13,000	69,758
Hankyu Hanshin Holdings, Inc.*	80,000	362,053
Hino Motors Ltd.	67,000	145,844
Hitachi Chemical Co., Ltd.	3,100	36,973
Hitachi Construction Machinery Co., Ltd.	4,100	52,677
Hokkaido Electric Power Co., Inc.	18,300	366,852
Hokuriku Electric Power Co.	10,100	242,351
HOYA CORP.	15,800	308,737
Ibiden Co., Ltd.	8,200	196,345
Iyo Bank Ltd. (The)	13,000	130,961
JGC Corp.*	6,000	67,794
JS Group Corp.	22,400	250,829
Kajima Corp.	26,000	63,704
Kaneka Corp.	42,000	205,811
Kawasaki Heavy Industries Ltd.*	35,000	69,454
Keio Corp.	14,000	79,376
Kobe Steel Ltd.	197,000	251,311
Konami Corp.	4,500	67,338
Kubota Corp.	29,000	157,082
Kyushu Electric Power Co., Inc.	14,400	322,203
Lawson, Inc.	6,500	268,503
Leopalace21 Corp.	13,700	80,727
Marui Group Co., Ltd.	25,700	136,085
Mazda Motor Corp.	6,000	9,963
Mitsubishi Chemical Holdings Corp.	49,000	166,690
Mitsubishi Gas Chemical Co., Inc.	12,000	51,028
Mitsui Chemicals, Inc.	22,000	53,235
Mitsui Engineering & Shipbuilding Co., Ltd.*	27,000	44,831
Mitsumi Electric Co., Ltd.*	5,400	77,088
NGK Insulators Ltd.	9,000	137,137
Nikon Corp.	10,000	111,977
Nippon Electric Glass Co., Ltd.	27,500	190,999
Nippon Mining Holdings, Inc.	52,000	205,326
Nippon Oil Corp.	56,000	276,116
Nippon Sheet Glass Co., Ltd.	22,000	53,903
Nippon Yusen K.K.	56,000	213,749
Nishi-Nippon City Bank Ltd. (The)*	37,000	79,417
Nisshin Seifun Group, Inc.	8,500	90,620
Nitto Denko Corp.	4,700	95,409

Investments	Shares	U.S. $ Value

NOK Corp.	16,800	$142,367
Nomura Real Estate Holdings, Inc.	3,900	58,636
NSK Ltd.	15,000	57,254
Obayashi Corp.	19,000	91,951
OJI Paper Co., Ltd.	75,000	303,736
Olympus Corp.	13,000	207,958
Oracle Corp.	12,968	488,417
Oriental Land Co., Ltd.	2,200	139,881
Osaka Gas Co., Ltd.	122,000	380,439
Panasonic Electric Works Co., Ltd.	28,000	202,977
Sankyo Co., Ltd.	5,500	237,775
Secom Co., Ltd.*	6,300	231,538
Sega Sammy Holdings, Inc.	15,118	132,093
Seiko Epson Corp.	4,300	57,989
Sekisui Chemical Co., Ltd.	14,000	69,454
Sekisui House Ltd.	28,000	210,914
Shikoku Electric Power Co., Inc.	4,200	112,048
Shinko Securities Co., Ltd.*	36,000	69,616
Shiseido Co., Ltd.	21,000	305,103
Shizuoka Bank Ltd. (The)	28,000	250,602
Showa Shell Sekiyu K.K.	16,900	153,310
Sojitz Corp.	41,800	49,515
Sompo Japan Insurance, Inc.*	24,000	122,709
Sumco Corp.	12,300	179,575
Sumitomo Chemical Co., Ltd.	37,000	124,744
Sumitomo Realty & Development Co., Ltd.	8,000	87,719
Taisei Corp.	33,000	62,813
TDK Corp.	3,600	133,036
Teijin Ltd.	32,000	69,009
Terumo Corp.	7,200	264,615
THK Co., Ltd.	2,400	32,123
Toho Gas Co., Ltd.*	14,000	64,068
Tohoku Electric Power Co., Inc.	21,700	475,656
Tokyo Broadcasting System, Inc.	4,100	53,715
Tokyo Electron Ltd.	2,900	106,875
Tokyo Gas Co., Ltd.	46,000	160,676
Tokyo Tatemono Co., Ltd.	16,000	40,984
Tokyu Corp.	74,000	308,677
Tokyu Land Corp.	14,000	38,271
TonenGeneral Sekiyu K.K.	46,104	449,511
Toppan Printing Co., Ltd.	25,000	169,333
Toray Industries, Inc.	34,000	135,972
Toyo Seikan Kaisha Ltd.	13,700	198,905
Toyota Tsusho Corp.	19,600	187,725
Trend Micro, Inc.*	6,500	182,292
Yamada Denki Co., Ltd.*	2,700	105,518
Yamaguchi Financial Group, Inc.	14,000	131,396
Yamaha Motor Co., Ltd.	16,800	148,831
Yamato Holdings Co., Ltd.	28,000	262,792
Yokogawa Electric Corp.	7,300	29,120

Total Japan		19,209,115
Netherlands – 2.5%
ASML Holding N.V.*	6,941	123,028
Fugro N.V. CVA*	2,579	82,008

See Notes to Financial Statements.

WisdomTree International Dividend Funds	75

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Heineken Holding N.V.	9,162	$222,487
Hunter Douglas N.V.*	5,139	120,086
Imtech N.V.*	1,182	16,258
Koninklijke BAM Groep N.V.*	17,279	153,500
Koninklijke Boskalis Westminster N.V.*	4,462	89,633
Koninklijke DSM N.V.*	10,090	265,452
Koninklijke Vopak N.V.*	2,828	113,130
Reed Elsevier N.V.	38,509	412,300
SBM Offshore N.V.*	11,269	150,067
STMicroelectronics N.V.*	23,810	119,179
Wolters Kluwer N.V.*	20,327	329,526

Total Netherlands		2,196,654
New Zealand – 1.2%
Contact Energy Ltd.	47,750	155,889
Fletcher Building Ltd.	74,612	255,509
Telecom Corp. of New Zealand Ltd.	480,969	625,889

Total New Zealand		1,037,287
Norway – 0.3%
Aker ASA Class A*	9,697	184,545
Aker Solutions ASA*	7,862	50,708

Total Norway		235,253
Portugal – 2.3%
Banco BPI S.A. Registered Shares*	96,136	191,970
Banco Espirito Santo S.A.*	49,199	191,392
BRISA*	39,405	272,054
Cimpor Cimentos de Portugal SGPS S.A.*	37,678	187,394
Jeronimo Martins, SGPS, S.A.*	19,864	97,793
Portugal Telecom, SGPS, S.A.	110,383	854,419
Sonae*	177,908	120,703
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.*	27,612	147,008

Total Portugal		2,062,733
Singapore – 2.6%
City Developments Ltd.*	24,038	80,643
ComfortDelgro Corp., Ltd.*	185,338	165,807
Cosco Corp. Singapore Ltd.*	158,000	85,226
Fraser and Neave Ltd.*	83,402	138,802
Jardine Cycle & Carriage Ltd.*	12,904	100,502
Keppel Land Ltd.*	42,000	40,061
Neptune Orient Lines Ltd.*	126,000	97,803
Olam International Ltd.*	43,000	41,297
SembCorp Industries Ltd.*	82,000	126,760
SembCorp Marine Ltd.*	142,360	169,498
SIA Engineering Co., Ltd.*	35,536	43,713
Singapore Exchange Ltd.*	89,000	298,579
Singapore Petroleum Co., Ltd.*	54,000	101,592
Singapore Press Holdings Ltd.*	141,148	234,906
Singapore Technologies Engineering Ltd.*	203,000	328,496
StarHub Ltd.*	171,594	222,366
Yanlord Land Group Ltd.	65,000	47,888

Total Singapore		2,323,939

Investments	Shares	U.S. $ Value

Spain – 5.6%
Acerinox S.A.	10,323	$119,926
Antena 3 de Television S.A.*	47,839	190,548
Banco de Sabadell S.A.*	89,063	446,981
Banco de Valencia S.A.	11,966	99,295
Banco Espanol de Credito S.A.*	55,785	445,876
Banco Guipuzcoano S.A.	1,401	9,117
Banco Pastor S.A.*	7,640	42,197
Bankinter, S.A.*	19,712	208,588
Bolsas y Mercados Espanoles*	8,291	191,649
Cementos Portland Valderrivas S.A.	3,206	75,555
Cintra Concesiones de Infraestructuras de Transporte, S.A.*	10,927	48,891
Ebro Puleva S.A.*	15,489	181,792
Enagas*	12,980	183,882
Fomento de Construcciones y Contratas S.A.*	12,634	386,645
Gamesa Corp. Tecnologica, S.A.*	5,065	64,962
Gestevision Telecinco S.A.*	59,930	415,351
Grupo Catalana Occidente S.A.*	3,807	45,036
Grupo Ferrovial, S.A.*	5,161	110,047
Iberia Lineas Aereas de Espana*	145,518	305,263
Indra Sistemas S.A.*	13,711	264,324
Mapfre S.A.*	136,526	299,088
Promotora de Informaciones S.A.*	26,533	69,399
Red Electrica Corp S.A.*	5,561	217,070
Sacyr Vallehermoso, S.A.*	13,758	105,946
Sociedad General de Aguas de Barcelona S.A. Class A*	5,252	80,190
Sol Melia S.A.*	10,486	29,654
Zardoya Otis, S.A.*	17,254	315,445

Total Spain		4,952,717
Sweden – 4.5%
AB Volvo Class A*	82,292	435,982
Alfa Laval AB*	22,595	170,133
Assa Abloy AB Class B*	26,680	248,492
Atlas Copco AB Class B*	13,666	92,569
Boliden AB*	40,556	207,997
Hakon Invest AB	8,962	74,527
Hexagon AB Class B*	13,460	65,124
Kinnevik Investment AB Class B*	11,224	85,871
Lundbergforetagen AB Class B*	3,040	97,444
Meda AB Class A*	4,389	25,907
Modern Times Group AB Class B*	3,422	58,052
Ratos AB Class B*	5,752	87,143
Saab AB Class B*	3,705	22,632
Scania AB Class A*	27,295	218,728
Scania AB Class B*	30,190	244,666
Seco Tools Class B*	4,053	27,576
Securitas AB Class B*	40,489	293,849
Skanska AB Class B*	33,663	289,100
SKF AB Class B*	28,057	241,803
SSAB Svenskt Stal AB Series A*	10,727	90,827
Svenska Cellulosa AB Class B*	43,288	327,253
Swedbank AB Class A*	65,108	216,573

See Notes to Financial Statements.

76	WisdomTree International Dividend Funds

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Swedish Match AB*	11,224	$161,559
Tele2 AB Class B*	9,873	82,999
Telefonaktiebolaget LM Ericsson Class A*	17,495	141,783

Total Sweden		4,008,589
Switzerland – 3.7%
Adecco S.A.*	5,606	175,420
Aryzta AG*	3,031	70,867
Baloise Holding AG*	3,142	201,306
Bank Sarasin & Cie AG Class B*	1,531	32,248
Ciba Holding AG*	14,010	611,632
EFG International AG	3,025	22,587
Geberit AG*	1,504	135,314
Givaudan S.A.*	336	174,346
Helvetia Holding AG	560	119,432
Kuehne + Nagel International AG*	4,178	244,165
Lonza Group AG*	1,749	173,046
Nobel Biocare Holding AG*	4,118	70,332
Panalpina Welttransport Holding AG*	1,211	59,535
Partners Group Holding AG*	856	51,456
Schindler Holding AG*	2,041	93,340
SGS S.A.*	463	486,597
Sonova Holding AG*	1,165	70,491
Straumann Holding AG	252	39,095
Sulzer AG*	1,219	62,931
Swatch Group AG (The)*	4,057	99,369
Swatch Group AG (The) Class B*	785	94,928
Vontobel Holding AG*	7,259	134,704

Total Switzerland		3,223,141
United Kingdom – 13.9%
Admiral Group PLC	20,497	250,753
AMEC PLC	13,256	101,368
Amlin PLC	58,216	287,047
ARM Holdings PLC	49,134	72,187
Arriva PLC	20,934	111,171
Ashmore Group PLC	49,894	109,061
Balfour Beatty PLC	8,439	39,675
Bunzl PLC	32,634	255,631
Burberry Group PLC	15,983	64,547
Cable & Wireless PLC	255,103	510,085
Capita Group PLC (The)	37,522	364,912
Carphone Warehouse Group PLC	25,678	46,191
Cobham PLC	24,612	60,607
Daily Mail & General Trust N.V. Class A	29,035	97,385
Drax Group PLC	15,241	112,833
Enterprise Inns PLC	75,873	73,680
Firstgroup PLC	22,394	85,863
Friends Provident PLC*	300,684	298,673
Hammerson PLC	26,525	96,760
Hays PLC	53,463	55,749
Home Retail Group PLC	91,589	295,050
ICAP PLC	33,874	147,723
IMI PLC	40,746	158,419
Informa PLC	35,484	133,510

Investments	Shares	U.S. $ Value

Inmarsat PLC	31,701	$222,309
Intercontinental Hotels Group PLC	26,128	198,863
Investec PLC	60,434	252,940
J. Sainsbury PLC	88,291	396,108
John Wood Group PLC	6,811	21,893
Johnson Matthey PLC	5,966	90,046
Kingfisher PLC	299,052	641,684
Ladbrokes PLC	50,942	133,805
Logica PLC	165,153	150,910
London Stock Exchange Group PLC	15,820	128,231
Marks & Spencer Group PLC	169,013	717,074
Meggitt PLC	58,025	106,666
Millennium & Copthorne Hotels PLC	28,964	71,407
Mondi PLC	41,425	87,877
National Express Group PLC	13,586	29,551
Next PLC	23,912	453,791
Northumbrian Water Group PLC	25,314	79,189
Pearson PLC	58,011	583,298
Pennon Group PLC	24,429	141,812
Rexam PLC	54,710	211,730
RSA Insurance Group PLC*	253,382	472,504
Sage Group PLC (The)	55,853	135,456
Schroders PLC	10,341	117,244
Severn Trent PLC	10,513	149,181
Smith & Nephew PLC	33,018	204,450
Smiths Group PLC	31,836	305,279
St. James’s Place PLC	52,904	126,636
Standard Life PLC	168,228	400,516
Tate & Lyle PLC	36,706	137,056
Thomas Cook Group PLC	32,923	113,257
Thomson Reuters PLC*	17,037	380,952
Tomkins PLC	146,602	254,785
TUI Travel PLC	56,358	184,786
Tullow Oil PLC	16,369	188,404
United Utilities Group PLC	29,327	203,243
Weir Group PLC (The)	11,035	65,443
Whitbread PLC	18,695	211,156
William Hill PLC	39,613	96,667

Total United Kingdom		12,295,079
TOTAL COMMON STOCKS (Cost: $172,848,199)		86,903,078
RIGHTS – 0.0%
Finland – 0.0%
Pohjola Bank PLC., expiring 4/24/09*	21,005	28,446
Spain – 0.0%
Mapfre S.A., expiring 4/01/09*	136,526	1,813
TOTAL RIGHTS (Cost: $78,947)		30,259
TOTAL LONG-TERM INVESTMENTS (Cost: $172,927,146)		86,933,337

See Notes to Financial Statements.

WisdomTree International Dividend Funds	77

Schedule of Investments (concluded)

WisdomTree International MidCap Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

SHORT-TERM INVESTMENT – 0.5%
MONEY MARKET FUND – 0.5%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(a) (Cost: $399,312)	399,312	$399,312
TOTAL INVESTMENTS IN SECURITIES – 98.9% (Cost: $173,326,458)		87,332,649
Foreign Currency and Other Assets in Excess of Liabilities – 1.1%		1,000,941

NET ASSETS – 100.0%		$88,333,590
RSP	– Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)	Rate shown represents annualized 7-day yield as of March 31, 2009.

See Notes to Financial Statements.

78	WisdomTree International Dividend Funds

Schedule of Investments

WisdomTree International SmallCap Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 98.2%
Australia – 12.9%
A.B.C Learning Centres Ltd.†	2,121,507	$795,972
ABB Grain Ltd.	49,730	206,623
Adelaide Brighton Ltd.	499,464	678,439
Aditya Birla Minerals Ltd.	66,300	6,449
Amalgamated Holdings Ltd.	115,880	313,197
Ansell Ltd.	73,008	434,214
APN News & Media Ltd.	441,281	355,658
Ausdrill Ltd.	91,546	46,432
Austal Ltd.	148,273	179,255
Austereo Group Ltd.	553,435	444,128
Australian Agricultural Co., Ltd.	185,913	201,509
Australian Wealth Management Ltd.	707,153	456,937
Automotive Holdings Group	179,648	89,870
AWB Ltd.	265,769	227,127
Bank of Queensland Ltd.	115,924	679,791
Boom Logistics Ltd.	494,368	156,287
Bradken Ltd.	160,202	184,215
Breville Group Ltd.	145,403	62,131
Brickworks Ltd.	57,385	393,129
Cabcharge Australia Ltd.	136,372	572,298
Campbell Brothers Ltd.	20,758	196,148
Centennial Coal Co., Ltd.	134,483	187,812
Challenger Financial Services Group Ltd.	659,186	668,684
Coffey International Ltd.	166,160	193,953
ConnectEast Group(a)	1,767,522	497,370
Corporate Express Australia Ltd.	233,416	473,558
Count Financial Ltd.	175,213	125,999
Crane Group Ltd.	89,359	516,561
David Jones Ltd.	655,504	1,275,244
Downer EDI Ltd.	202,449	625,944
DWS Advanced Business Solutions Ltd.	233,216	81,829
Emeco Holdings Ltd.	418,950	117,890
Energy Developments Ltd.	112,033	98,857
Envestra Ltd.(a)	1,260,699	306,577
FKP Property Group	177,884	123,594
Flight Centre Ltd.	94,295	349,201
Goodman Fielder Ltd.	1,879,016	1,364,290
GUD Holdings Ltd.	91,712	398,897
Gunns Ltd.	487,473	304,827
GWA International Ltd.	459,048	765,472
Hastie Group Ltd.	85,453	80,747
Hastings Diversified Utilities Fund(a)	175,035	74,793
Healthscope Ltd.	121,389	345,798
Hills Industries Ltd.	335,615	359,105
Independence Group NL	56,154	101,441
Infomedia Ltd.	1,367,911	251,862
IOOF Holdings Ltd.	53,737	123,584
Iress Market Technology Ltd.	141,856	551,945
JB Hi-Fi Ltd.	37,990	304,076
Kagara Ltd.*	53,489	15,981
Macmahon Holdings Ltd.	287,662	87,942
Minara Resources Ltd.*	1,539,806	427,943

Investments	Shares	U.S. $ Value

Mincor Resources NL	253,639	$142,745
Mitchell Communications Group Ltd.	251,134	82,009
Monadelphous Group Ltd.	92,862	537,456
Mortgage Choice Ltd.	274,898	156,619
Navitas Ltd.	393,906	626,741
Oakton Ltd.	120,057	65,064
Pacific Brands Ltd.	729,031	124,100
Panoramic Resources Ltd.	124,883	95,446
Peet Ltd.	315,683	266,494
Perpetual Ltd.	57,650	1,079,088
Photon Group Ltd.	125,738	84,742
Primary Health Care Ltd.	395,135	1,249,156
Ramsay Health Care Ltd.	136,710	935,613
Regional Express Holdings Ltd.	132,544	78,278
Reverse Corp., Ltd.	258,022	132,663
Ridley Corp., Ltd.	516,568	244,060
Salmat Ltd.	183,881	482,935
Seek Ltd.	205,870	400,508
Seven Network Ltd.	186,104	761,607
Sigma Pharmaceuticals Ltd.	1,183,140	871,368
Skilled Group Ltd.	143,599	144,670
SMS Management & Technology Ltd.	62,557	102,142
Spotless Group Ltd.	310,485	402,327
Straits Resources Ltd.*	52,175	46,039
STW Communications Group Ltd.	493,834	168,127
Sunland Group Ltd.	283,971	118,382
Ten Network Holdings Ltd.	936,639	507,606
Transfield Services Ltd.	160,042	226,842
Transpacific Industries Group Ltd.†	74,078	92,645
United Group Ltd.	149,961	956,491
Washington H. Soul Pattinson & Co., Ltd.	177,242	1,231,477
West Australian Newspapers Holdings Ltd.	248,253	764,114
Wotif.com Holdings Ltd.	127,150	333,940

Total Australia		31,393,079
Austria – 0.2%
A&T Austria Technologie & Systemtechnik AG*	9,649	37,793
Palfinger AG*	14,729	164,072
POLYTEC Holding AG*	11,581	21,219
Schoeller-Bleckmann Oilfield Equipment AG*	5,218	150,267
Zumtobel AG*	16,955	122,686

Total Austria		496,037
Belgium – 1.0%
Cofinimmo*	8,465	901,928
Euronav N.V.*	26,646	391,987
EVS Broadcast Equipment S.A.*	6,067	198,962
Melexis N.V.*	29,102	135,236
Omega Pharma S.A.*	6,542	143,881
Tessenderlo Chemie N.V.*	18,118	550,866

Total Belgium		2,322,860
Denmark – 0.3%
Auriga Industries Class B*	10,144	175,400
Bang & Olufsen A/S Class B*	17,238	218,169
Dalhoff Larsen & Horneman A/S Class B*	20,311	49,964

See Notes to Financial Statements.

WisdomTree International Dividend Funds	79

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

IC Companys A/S*	6,476	$75,036
Rockwool International A/S Class B*	3,104	188,680

Total Denmark		707,249
Finland – 3.2%
Ahlstrom Oyj*	42,678	351,881
Alma Media Corp.	89,769	623,345
Amer Sports Oyj Class A*	43,466	287,972
Citycon Oyj*	81,439	157,865
Fiskars Oyj Abp Class A*	46,340	409,145
HKScan Oyj*	21,776	107,264
Huhtamaki Oyj*	95,124	646,636
Kemira Oyj*	85,002	545,100
Lassila & Tikanoja Oyj*	17,400	217,621
Orion Oyj Class B*	102,294	1,480,392
PKC Group Oyj*	23,608	84,630
Poyry Oyj*	43,592	564,881
Stockmann Oyj Abp Class B*	18,743	258,307
Talentum Oyj*	179,617	393,488
Technopolis PLC*	58,274	181,820
Tietoenator Oyj*	39,536	409,962
Uponor Oyj*	120,948	1,128,896

Total Finland		7,849,205
France – 2.7%
ABC Arbitrage*	57,471	466,219
April Group*	7,642	208,608
Assystem*	19,658	138,330
Canal Plus*	141,514	883,074
Carbone Lorraine*	6,358	146,714
Derichebourg*	30,757	67,379
Fimalac*	16,666	566,573
GFI Informatique*	67,916	204,691
Groupe Steria SCA*	14,768	208,526
Haulotte Group*	24,479	102,702
Havas S.A.*	169,877	437,559
IMS-Intl Metal Service*	16,094	221,159
LaCie S.A.*	34,727	87,142
Manitou BF S.A.*	37,588	242,042
Nexity	94,856	2,027,640
NRJ Group*	57,660	338,374
Seche Environnement S.A.*	2,536	148,150
Trigano S.A.*	18,204	128,581

Total France		6,623,463
Germany – 3.6%
Bauer AG*	3,134	91,625
Beate Uhse AG*	104,133	82,954
Bechtle AG*	11,956	190,488
Cenit AG*	34,408	122,432
Comdirect Bank AG*	115,745	845,211
CTS Eventim AG*	5,076	147,593
DAB Bank AG*	63,298	180,688
Demag Cranes AG*	8,471	147,335
Deutz AG*	43,186	131,877
Douglas Holding AG*	18,331	725,031

Investments	Shares	U.S. $ Value

Elexis AG*	8,921	$85,280
Epcos AG*	21,997	554,027
Freenet AG*	54,388	338,669
Gerry Weber International AG*	15,518	317,290
Gildemeister AG*	9,849	76,367
H&R WASAG AG*	17,532	183,425
HCI Capital AG*	43,968	82,894
Heidelberger Druckmaschinen AG*	69,478	335,775
IDS Scheer AG*	16,611	153,499
Indus Holding AG*	13,001	150,347
Kontron AG*	11,812	113,857
Leoni AG*	9,777	88,789
MLP AG*	61,593	646,039
MPC Muenchmeyer Petersen Capital AG*	21,248	132,874
MTU Aero Engines Holding AG*	25,911	606,852
Norddeutsche Affinerie AG*	27,253	691,473
Pfeiffer Vacuum Technology AG*	4,837	285,783
Praktiker Bau- und Heimwerkermaerkte AG*	26,103	137,242
Sixt AG*	6,562	88,518
Software AG*	9,974	710,459
Takkt AG*	29,015	250,401
Vivacon AG*	24,454	68,182

Total Germany		8,763,276
Hong Kong – 2.1%
Allied Properties HK Ltd.	1,198,000	94,294
China Power International Development Ltd.*	2,333,622	463,713
China Travel International Investment Hong Kong Ltd.	1,218,000	215,311
Chong Hing Bank Ltd.	244,110	274,033
Fubon Bank Hong Kong Ltd.	496,432	128,752
Guangzhou Investment Co., Ltd.	3,158,585	326,048
Henderson Investment Ltd.	9,873,000	592,380
Hung Hing Printing Group Ltd.	554,000	63,621
Oriental Press Group	4,343,017	392,273
Shell Electric Manufacturing Holdings Co., Ltd.	329,000	89,148
Shenzhen Investment Ltd.	3,766,000	937,855
Singamas Container Holdings Ltd.	596,000	35,760
Sun Hung Kai & Co., Ltd.	1,361,189	776,317
Techtronic Industries Co.	353,000	163,974
Tian An China Investment*	277,000	73,986
Tianjin Development Holdings Ltd.	348,074	128,900
Vitasoy International Holdings Ltd.	838,364	359,144

Total Hong Kong		5,115,509
Ireland – 0.6%
DCC PLC	27,205	411,769
FBD Holdings PLC	4,879	38,932
FBD Holdings PLC Redemption Shares*†	14,316	190
Fyffes PLC	398,879	108,566
Glanbia PLC	81,860	224,979
Greencore Group PLC	124,910	117,748
Paddy Power PLC	26,266	423,363
United Drug PLC	54,296	107,629

Total Ireland		1,433,176

See Notes to Financial Statements.

80	WisdomTree International Dividend Funds

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Italy – 4.8%
AcegasAps SpA*	58,566	$334,749
Ascopiave SpA*	208,862	420,396
Astaldi SpA*	72,309	297,615
Autostrada Torino-Milano SpA*	52,488	299,660
Azimut Holding SpA*	43,763	233,724
Banca Generali SpA*	49,080	152,320
Banca Intermobiliare SpA*	134,292	436,834
Banca Popolare dell’Etruria e del Lazio*	32,431	150,705
Banco di Desio e della Brianza SpA*	54,882	320,432
Biesse SpA*	21,435	105,299
Brembo SpA*	39,799	156,410
Buzzi Unicem SpA RSP*	21,071	128,410
Cairo Communication SpA*	187,393	480,187
Cementir Holding SpA*	66,287	183,939
CIR-Compagnie Industriali Riunite SpA*	219,474	226,997
Cofide SpA*	331,857	153,331
Credito Artigiano SpA*	311,691	834,907
De’Longhi SpA*	41,725	77,558
Esprinet SpA*	30,337	182,260
Fiat SpA RSP*	62,800	307,045
Fondiaria-Sai SpA RSP*	47,137	447,474
Gemina SpA*	1,203,095	467,225
Gewiss SpA*	55,319	183,618
Gruppo MutuiOnline SpA*	42,911	192,141
Industria Macchine Automatiche SpA*	24,407	392,427
Italcementi SpA RSP*	52,377	276,078
Italmobiliare SpA RSP*	10,418	196,967
Landi Renzo SpA*	20,486	60,926
MARR SpA*	49,391	334,112
Milano Assicurazioni SpA RSP*	46,922	120,859
Nice SpA*	15,911	45,208
Panariagroup Industrie Ceramiche SpA*	61,358	100,202
Permasteelisa SpA*	8,752	98,538
Piaggio & C. SpA*	250,285	317,017
Piccolo Credito Valtellinese S.c.r.l.*	104,077	842,917
Pirelli & C. SpA RSP*	390,534	102,406
Premafin Finanziaria SpA*	169,941	225,631
Premuda SpA*	126,708	151,407
Recordati SpA*	147,169	801,125
SAES Getters SpA*	7,891	70,247
Safilo Group SpA*	268,294	140,526
Sogefi SpA*	102,624	99,874
Tod’s SpA*	13,803	587,723

Total Italy		11,737,426
Japan – 33.4%
ABC-Mart, Inc.	25,100	480,806
ADEKA Corp.	42,000	259,390
Aderans Co., Ltd.	18,700	134,423
Advan Co., Ltd.*	61,300	283,009
Aeon Fantasy Co., Ltd.*	18,300	125,434
Aichi Corp.	47,300	192,514
Aichi Steel Corp.	84,000	224,522
Air Water, Inc.	88,000	768,006

Investments	Shares	U.S. $ Value

Alpen Co., Ltd.	21,400	$357,497
Amano Corp.	32,900	261,481
Anest Iwata Corp.	65,000	172,421
AOC Holdings, Inc.*	30,000	163,106
Asatsu-DK, Inc.	22,600	376,629
Awa Bank Ltd. (The)	27,000	164,017
Bando Chemical Industries Ltd.	45,000	101,144
Bank of Nagoya Ltd. (The)	60,000	250,278
Belluna Co., Ltd.	21,200	54,519
Best Denki Co., Ltd.*	48,000	137,532
Canon Electronics, Inc.	16,100	191,368
Capcom Co., Ltd.	11,600	205,058
Central Glass Co., Ltd.	96,000	284,783
Century Tokyo Leasing Corp.	27,710	163,561
Chiyoda Integre Co., Ltd.*	12,400	131,821
Chuetsu Pulp & Paper Co., Ltd.	288,000	723,135
Chugoku Marine Paints Ltd.	30,000	179,812
Chukyo Bank Ltd. (The)	161,000	524,876
Circle K Sunkus Co., Ltd.	31,600	448,549
CKD Corp.	33,100	107,239
COMSYS Holdings Corp.	84,000	700,780
Cosel Co., Ltd.	21,500	165,870
Daidoh Ltd.*	48,400	253,344
Daifuku Co., Ltd.	80,500	430,333
Daihen Corp.	124,000	302,562
Daikoku Denki Co., Ltd.	34,200	427,630
Daio Paper Corp.	64,000	564,382
Daishi Bank Ltd. (The)	84,000	329,128
Denki Kagaku Kogyo K.K.	166,000	297,479
Denki Kogyo Co., Ltd.	76,000	417,819
Disco Corp.	8,400	207,087
DOWA Holding Co., Ltd.*	92,000	341,845
DTS Corp.	15,200	98,338
Ehime Bank Ltd. (The)	89,000	236,084
Eighteenth Bank Ltd. (The)	90,000	307,077
Exedy Corp.	16,800	211,425
Ezaki Glico Co., Ltd.	61,000	607,097
FCC Co., Ltd.	19,100	195,699
Fuji Electronics Co., Ltd.*	28,500	216,989
Furukawa Co., Ltd.	253,000	210,044
Furukawa-Sky Aluminum Corp.	122,000	187,749
Futaba Industrial Co., Ltd.	25,200	72,204
Godo Steel Ltd.*	90,000	219,601
Gulliver International Co., Ltd.	8,450	126,960
Gun-Ei Chemical Industry Co., Ltd.	204,000	431,670
Gunze Ltd.*	88,000	251,250
H2O Retailing Corp.	84,000	479,660
Hanwa Co., Ltd.	77,000	194,118
Heiwa Corp.	93,600	823,513
Higo Bank Ltd. (The)	81,000	466,630
Hikari Tsushin, Inc.*	19,700	367,991
Hitachi Cable Ltd.	84,000	161,588
Hitachi Koki Co., Ltd.	53,000	434,646
Hitachi Kokusai Electric, Inc.	42,000	218,143

See Notes to Financial Statements.

WisdomTree International Dividend Funds	81

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Hitachi Maxell Ltd.	42,000	$301,488
Hitachi Software Engineering Co., Ltd.	31,000	379,771
Hitachi Transport System Ltd.	50,400	482,721
Hokkoku Bank Ltd. (The)	84,000	298,512
Hokuetsu Paper Mills Ltd.	127,500	542,169
Honeys Co., Ltd.*	26,720	147,708
Horiba Ltd.	16,800	286,095
House Foods Corp.	35,200	487,533
Hyakugo Bank Ltd. (The)	84,000	428,632
Hyakujushi Bank Ltd. (The)	66,000	309,385
Idec Corp.	37,300	198,641
Iida Home Max	43,200	136,025
Iino Kaiun Kaisha Ltd.	43,200	190,698
Inaba Denki Sangyo Co., Ltd.*	12,200	270,507
Ito En Ltd.	33,100	403,822
Itochu Enex Co., Ltd.	35,400	185,656
Izumiya Co., Ltd.	77,000	349,256
Japan Airport Terminal Co., Ltd.	26,800	282,191
Kagome Co., Ltd.*	41,400	597,716
Kagoshima Bank Ltd. (The)	18,000	125,018
Kanamoto Co., Ltd.	45,000	151,716
Kandenko Co., Ltd.	84,000	558,753
Kansai Paint Co., Ltd.	113,000	625,807
Kanto Natural Gas Development Ltd.	76,000	407,816
Kasumi Co., Ltd.	58,000	219,034
Kato Sangyo Co., Ltd.	43,200	628,515
Kato Works Co., Ltd.	44,000	82,414
Kayaba Industry Co., Ltd.	94,000	118,963
Keihin Corp.	25,200	267,640
Keisei Electric Railway Co., Ltd.	84,000	419,277
Keiyo Bank Ltd. (The)	55,000	221,626
Kintetsu World Express, Inc.	14,100	259,245
Kisoji Co., Ltd.	20,900	401,834
Kitz Corp.	44,000	133,198
Kiyo Holdings, Inc.	180,000	224,157
Kobayashi Pharmaceutical Co., Ltd.	16,800	552,799
Koei Co., Ltd.	66,900	535,092
Koito Manufacturing Co., Ltd.	74,000	525,949
Kojima Co., Ltd.	62,500	182,874
Kokuyo Co., Ltd.	52,900	385,623
Komeri Co., Ltd.	16,800	321,644
Komori Corp.	14,800	120,624
Konaka Co., Ltd.*	47,200	111,346
K’s Holdings Corp.*	16,800	224,692
Kyodo Printing Co., Ltd.	153,000	326,850
Kyowa Exeo Corp.	79,000	639,870
Lion Corp.	236,000	1,096,730
Maeda Corp.*	118,000	408,586
Maruzen Showa Unyu Co., Ltd.	159,000	433,036
Matsui Securities Co., Ltd.*	143,900	935,343
Matsumotokiyoshi Holdings Co., Ltd.	24,305	390,278
Meiji Dairies Corp.	84,000	348,689
Meiji Seika Kaisha Ltd.	84,000	294,259
Meitec Corp.	16,800	206,832

Investments	Shares	U.S. $ Value

Michinoku Bank Ltd. (The)*	141,000	$356,890
Mie Bank Ltd. (The)	65,000	202,035
Miraca Holdings, Inc.	16,200	326,067
MISUMI Group, Inc.	33,600	403,799
Mitsubishi Rayon Co., Ltd.	237,000	453,508
Mitsuuroko Co., Ltd.*	80,000	453,579
Miura Co., Ltd.	16,900	378,141
Miyazaki Bank Ltd. (The)	93,000	377,574
Mochida Pharmaceutical Co., Ltd.	54,000	532,510
Morinaga Milk Industry Co., Ltd.*	156,000	465,931
Musashino Bank Ltd. (The)	8,400	258,540
Nabtesco Corp.	57,000	392,427
Nachi-Fujikoshi Corp.*	84,000	128,420
Nagase & Co., Ltd.*	84,000	647,201
NEC Fielding Ltd.	41,000	410,125
Nichirei Corp.	84,000	296,811
Nidec Sankyo Corp.	39,000	157,548
Nifco, Inc.	24,100	260,349
Nihon Dempa Kogyo Co., Ltd.	10,300	153,504
Nihon Kohden Corp.	12,600	154,231
Nihon Yamamura Glass Co., Ltd.	199,000	413,030
Nippon Chemical Industrial Co., Ltd.	190,000	303,938
Nippon Kayaku Co., Ltd.	131,000	656,525
Nippon Metal Industry Co., Ltd.	85,000	98,107
Nippon Paint Co., Ltd.	84,000	326,577
Nippon Shinyaku Co., Ltd.	37,000	326,283
Nippon Suisan Kaisha Ltd.	100,800	262,282
Nippon Thompson Co., Ltd.	30,000	100,840
Nippon Yakin Kogyo Co., Ltd.	18,000	39,000
Nipro Corp.	28,000	434,869
Nishimatsuya Chain Co., Ltd.	33,600	238,129
Nishi-Nippon Railroad Co., Ltd.	168,000	636,145
Nissan Shatai Co., Ltd.	74,000	425,554
Nissha Printing Co., Ltd.	12,100	383,446
Nissin Kogyo Co., Ltd.	24,700	210,564
Nitto Boseki Co., Ltd.*	112,000	196,173
NS Solutions Corp.	17,000	190,878
Obic Co., Ltd.	2,520	313,820
Ogaki Kyoritsu Bank Ltd. (The)	67,000	306,611
Oita Bank Ltd. (The)	53,000	292,984
Okamura Corp.	78,000	354,581
Okasan Securities Group, Inc.*	156,000	554,379
Okinawa Electric Power Co., Inc. (The)	7,200	381,978
OKUMA Corp.	66,000	243,900
Okumura Corp.	84,000	295,960
Onward Holdings Co., Ltd.*	81,000	526,496
Organo Corp.	16,000	87,314
OSAKA Titanium Technologies Co.	5,700	147,160
Osaki Electric Co., Ltd.	31,000	225,980
OSG Corp.	33,600	203,770
Pacific Metals Co., Ltd.	111,000	483,244
PanaHome Corp.	84,000	505,174
Paramount Bed Co., Ltd.	13,800	181,914
Paris Miki Holdings, Inc.	25,200	219,419

See Notes to Financial Statements.

82	WisdomTree International Dividend Funds

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Park24 Co., Ltd.*	81,100	$547,673
Point, Inc.	11,530	521,809
QP Corp.	58,800	631,637
Rengo Co., Ltd.	105,000	533,664
Resorttrust, Inc.	31,100	285,905
Riken Corp.	114,000	246,998
Roland DG Corp.	5,400	65,498
Royal Holdings Co., Ltd.*	25,700	275,032
Ryoden Trading Co., Ltd.	74,000	316,918
Ryosan Co., Ltd.	27,600	572,846
Ryoyo Electro Corp.	42,300	349,038
Sagami Railway Co., Ltd.	168,000	675,266
Saibu Gas Co., Ltd.	208,000	545,429
Sakata INX Corp.	95,000	260,656
Sanei-International Co., Ltd.*	20,800	137,515
San-In Godo Bank Ltd. (The)	51,000	390,878
Sanken Electric Co., Ltd.	30,000	76,845
Sankyo Seiko Co., Ltd.*	116,200	214,118
Sankyu, Inc.*	84,000	221,120
Sanwa Holdings Corp.	111,000	310,175
Sanyo Chemical Industries Ltd.	57,000	266,042
Sanyo Denki Co., Ltd.	44,000	85,532
Sanyo Shokai Ltd.*	123,000	389,784
Sanyo Special Steel Co., Ltd.	100,000	235,902
Sasebo Heavy Industries Co., Ltd.*	62,000	113,617
Satori Electric Co., Ltd.	20,000	77,351
Seikagaku Corp.	47,600	467,952
Seiko Holdings Corp.	88,000	170,173
Sekisui Plastics Co., Ltd.	160,000	469,778
Senshukai Co., Ltd.	17,500	123,317
Shiga Bank Ltd. (The)	64,000	347,312
Shimachu Co., Ltd.	16,800	281,843
Shinko Electric Industries Co., Ltd.	23,900	226,974
Shinko Shoji Co., Ltd.	23,000	150,663
Showa Corp.	47,200	166,779
Sohgo Security Services Co., Ltd.	25,200	215,592
SSP Co., Ltd.*	117,000	610,054
Star Micronics Co., Ltd.	21,000	192,629
Starzen Co., Ltd.*	226,000	528,561
Sumida Corp.	32,700	146,003
Sumitomo Osaka Cement Co., Ltd.	241,000	553,883
Sumitomo Real Estate Sales Co., Ltd.	10,240	293,919
Sumitomo Rubber Industries, Inc.	80,700	535,985
Sumitomo Warehouse Co., Ltd. (The)	84,000	324,876
Sundrug Co., Ltd.	16,900	256,999
Sysmex Corp.	16,800	534,089
Tadano Ltd.	79,000	327,134
Taihei Kogyo Co., Ltd.*	60,000	133,036
Taiyo Yuden Co., Ltd.	14,000	105,457
Takara Holdings, Inc.*	84,000	418,427
Takata Corp.	20,000	162,802
Tamron Co., Ltd.	11,700	120,708
Toa Corp./Hyogo	72,000	338,240
Tocalo Co., Ltd.	18,200	165,103

Investments	Shares	U.S. $ Value

Toda Corp.*	165,000	$506,176
Toho Holdings Co., Ltd.	31,600	302,979
Toho Titanium Co., Ltd.	10,800	131,542
Toho Zinc Co., Ltd.*	53,000	133,613
Tokai Rika Co., Ltd.	27,000	266,802
Tokai Rubber Industries, Inc.	33,600	261,602
Tokai Tokyo Financial Holdings	205,000	365,293
Token Corp.	8,980	214,567
Tokuyama Corp.	41,000	259,441
Tokyo Steel Manufacturing Co., Ltd.	39,500	393,120
Tokyo Style Co., Ltd.*	72,000	490,594
Tokyo Tomin Bank Ltd. (The)	13,400	206,216
Tokyu Livable, Inc.*	37,800	161,885
Topcon Corp.	18,800	72,710
Toppan Forms Co., Ltd.	41,100	459,395
Toshiba Machine Co., Ltd.	84,000	246,634
Toshiba TEC Corp.	84,000	213,466
Toyo Corp./Chuo-Ku	36,300	307,247
Toyo Ink Manufacturing Co., Ltd.	133,000	267,966
Toyobo Co., Ltd.*	247,000	317,596
Tsubakimoto Chain Co.	84,000	187,101
Ulvac, Inc.*	7,600	137,888
Union Tool Co.	8,400	176,471
United Arrows Ltd.	46,400	243,815
Valor Co., Ltd.	25,700	184,742
Xebio Co., Ltd.	16,800	244,082
Yamatake Corp.	25,200	430,928
Yamazen Corp.	76,400	235,148
Yokohama Reito Co., Ltd.	75,000	439,658
Yokohama Rubber Co., Ltd. (The)	161,000	666,690
Yurtec Corp.	101,000	539,921
Zensho Co., Ltd.	40,400	192,654
Zeon Corp.	76,000	203,908
ZERIA Pharmaceutical Co., Ltd.	49,000	535,790

Total Japan		81,677,710
Netherlands – 2.2%
Aalberts Industries N.V.*	26,106	140,723
Arcadis N.V.*	27,685	333,904
ASM International N.V.*	538	4,464
Ballast Nedam N.V. CVA*	10,354	199,263
Beter BED Holding N.V.*	31,704	317,511
Brunel International*	16,265	205,153
Exact Holding N.V.*	26,942	539,783
Grontmij CVA*	13,029	266,917
Heijmans N.V. CVA*	37,788	217,241
Kardan N.V.*	33,956	85,253
Macintosh Retail Group N.V.*	17,438	164,614
OPG Groep N.V. CVA*	27,496	251,529
Plaza Centers N.V.*	372,665	309,813
Sligro Food Group N.V.*	12,246	277,785
Smit Internationale N.V.*	11,327	646,220
Telegraaf Media Groep N.V.*	25,790	346,009
Ten Cate N.V.*	10,873	187,669
TKH Group N.V. *	15,173	153,305

See Notes to Financial Statements.

WisdomTree International Dividend Funds	83

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

USG People N.V.*	50,644	$406,668
Wavin N.V.	91,331	299,513

Total Netherlands		5,353,337
New Zealand – 4.3%
Air New Zealand Ltd.	1,444,898	742,208
Auckland International Airport Ltd.	1,162,433	1,134,514
Fisher & Paykel Appliances Holdings Ltd.	458,142	128,127
Fisher & Paykel Healthcare Corp., Ltd.	529,865	955,648
Freightways Ltd.	209,069	352,012
Infratil Ltd.	311,678	259,720
Mainfreight Ltd.	116,343	275,572
New Zealand Refining Co., Ltd. (The)	284,299	1,135,845
PGG Wrightson Ltd.	397,314	233,570
Port of Tauranga Ltd.	125,981	370,304
Pumpkin Patch Ltd.	179,536	105,544
Sky City Entertainment Group Ltd.	970,150	1,555,934
TrustPower Ltd.	195,962	788,509
Vector Ltd.*	1,349,771	1,756,470
Warehouse Group Ltd. (The)	391,500	799,946

Total New Zealand		10,593,923
Norway – 1.6%
ABG Sundal Collier Holding ASA*	1,037,222	663,616
EDB Business Partner ASA*	66,850	118,807
Ekornes ASA*	45,365	436,712
Hafslund ASA Class B*	27,707	223,639
Scana Industrier*	90,797	86,062
Sparebank 1 SMN*	102,748	369,778
Sparebank 1 SR Bank*	107,955	375,726
Sparebanken 1 Nord-Norge*	30,339	233,650
Tandberg ASA*	17,300	253,911
Tomra Systems ASA*	30,810	113,619
Veidekke ASA*	219,190	973,875
Wilh Wilhelmsen ASA Class A*	12,850	137,024

Total Norway		3,986,419
Portugal – 0.6%
BANIF SGPS S.A.*	237,008	324,116
Finibanco Holding, SGPS, S.A.*	40,994	96,881
Mota Engil, SGPS, S.A.*	91,146	304,957
SAG GEST-Solucoes Automovel Globais, SGPS, S.A.	236,085	338,526
Semapa-Sociedade de Investimento e Gestao*	60,707	511,815

Total Portugal		1,576,295
Singapore – 3.6%
China Aviation Oil Singapore Corp., Ltd.*	432,000	188,975
Chip Eng Seng Corp., Ltd.*	765,000	85,548
Creative Technology Ltd.*	90,350	202,072
Guocoland Ltd.*	459,102	295,961
Ho Bee Investment Ltd.*	814,000	174,023
Hong Leong Asia Ltd.*	262,000	91,343
Hotel Properties Ltd.*	324,000	198,211
Jaya Holdings Ltd.*	1,336,000	246,073
Keppel Telecommunications & Transportation Ltd.*	194,538	98,536

Investments	Shares	U.S. $ Value

Kim Eng Holdings Ltd.*	535,000	$468,063
KS Energy Services Ltd.*	255,000	125,806
Midas Holdings Ltd.*	507,000	140,074
MobileOne Ltd.*	907,800	889,766
Orchard Parade Holdings Ltd.*	270,000	95,908
Raffles Education Corp., Ltd.	1,314,000	324,135
Rotary Engineering Ltd.*	475,000	98,425
Singapore Airport Terminal Services Ltd.*	1,040,000	827,786
Singapore Post Ltd.*	1,744,000	889,094
SMRT Corp., Ltd.*	1,218,000	1,225,852
Straits Trading Co., Ltd.*	105,739	215,623
UOB-Kay Hian Holdings Ltd.*	1,026,000	742,402
Venture Corp., Ltd.*	129,000	427,681
WBL Corp., Ltd.*	219,000	533,022
Wing Tai Holdings Ltd.*	460,000	211,814

Total Singapore		8,796,193
Spain – 1.1%
Adolfo Dominguez S.A.	10,324	75,663
Cie Automotive S.A.	37,182	108,113
Duro Felguera S.A.	43,553	263,105
Grupo Empresarial Ence S.A.	68,036	186,083
La Seda de Barcelona S.A. Class B*	158,804	61,145
Realia Business S.A.*	115,019	294,732
Renta Corp. Real Estate S.A.	45,908	108,495
Tubacex S.A.	25,295	53,063
Tubos Reunidos S.A.	65,777	151,958
Uralita S.A.*	186,743	1,053,740
Vocento S.A.*	92,952	364,066

Total Spain		2,720,163
Sweden – 4.3%
AarhusKarlshamn AB	28,985	357,610
Acando AB*	84,603	110,521
AF AB Class B*	6,600	85,621
Axfood AB*	44,761	817,548
Axis Communications AB*	11,950	68,225
B&B Tools AB Class B*	11,032	58,981
BE Group AB	43,212	105,583
Bjoern Borg AB*	25,906	151,037
Cardo AB*	19,805	332,986
Castellum AB*	86,393	483,833
Clas Ohlson AB Class B*	36,975	329,843
Connecta AB	20,415	113,591
D. Carnegie AB*†	147,996	318,644
Fabege AB*	170,892	599,454
Hemtex AB*	24,409	44,878
Hoganas AB Class B*	25,195	227,042
Holmen AB Class B Series*	61,536	1,017,871
Indutrade AB*	16,148	164,560
Intrum Justitia AB*	66,217	432,513
Know IT AB*	14,761	54,992
Kungsleden AB*	297,622	1,137,597
Lindab International AB	26,019	132,183
Mekonomen AB*	26,493	275,592

See Notes to Financial Statements.

84	WisdomTree International Dividend Funds

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

NCC AB Class B*	77,737	$554,774
New Wave Group AB Class B*	46,431	44,930
Nibe Industrier AB Class B*	67,193	414,506
Niscayah Group AB	105,166	125,299
Nobia AB*	138,700	318,762
Nordnet AB Class B*	68,961	93,424
ORC Software AB*	10,152	114,815
Peab AB*	131,104	407,554
Rederi AB Transatlantic*	24,016	70,300
SkiStar AB*	16,532	159,475
Svenska Cellulosa AB Class A*	57,747	433,069
Wihlborgs Fastigheter AB*	34,957	389,008

Total Sweden		10,546,621
Switzerland – 0.4%
Galenica AG*	1,381	399,282
Huber & Suhner AG*	6,585	167,948
Kudelski S.A.*	22,189	211,147
Von Roll Holding AG*	20,621	110,445

Total Switzerland		888,822
United Kingdom – 15.3%
Aberdeen Asset Management PLC	549,252	1,003,770
Ashtead Group PLC	170,482	96,522
Atkins WS PLC	54,676	387,539
BBA Aviation PLC	274,613	324,734
Beazley Group PLC	257,175	317,015
Bellway PLC	136,066	1,321,330
Bloomsbury Publishing PLC	128,433	208,021
BlueBay Asset Management PLC	25,361	45,257
Bodycote PLC	160,464	285,776
Brewin Dolphin Holdings PLC	136,456	230,795
Brit Insurance Holdings PLC*	385,791	998,118
British Polythene Industries	46,312	80,985
Britvic PLC	109,339	354,190
Business Post Group PLC	28,604	102,499
Carpetright PLC	92,092	545,491
Centaur Media PLC	203,251	67,734
Chaucer Holdings PLC	263,398	160,455
Chesnara PLC	170,957	325,905
Cineworld Group PLC	133,588	241,263
Close Brothers Group PLC	133,786	1,029,763
Collins Stewart PLC	369,073	359,728
Computacenter PLC	140,890	232,236
Cranswick PLC	39,748	330,442
Croda International PLC	79,955	607,399
Dairy Crest Group PLC	131,248	495,238
Davis Service Group PLC	158,110	593,196
Debenhams PLC	1,753,974	1,206,749
Development Securities PLC	12,376	42,751
Devro PLC	284,603	357,964
DS Smith PLC	429,190	307,590
Electrocomponents PLC	774,942	1,391,231
Elementis PLC	239,063	94,232
Euromoney Institutional Investor PLC	122,472	358,112

Investments	Shares	U.S. $ Value

F&C Asset Management PLC	394,007	$324,731
Fiberweb PLC	165,246	81,123
Filtrona PLC	238,496	441,839
Findel PLC	153,767	167,506
Forth Ports PLC	28,597	371,775
Future PLC	198,083	36,910
Galliford Try PLC	552,909	317,005
Game Group PLC	83,709	180,876
Go-Ahead Group PLC	30,038	473,605
Greene King PLC	95,491	669,989
Greggs PLC	11,706	578,869
Halfords Group PLC	165,070	691,473
Halma PLC	230,114	545,051
Hargreaves Lansdown PLC	85,956	253,494
Headlam Group PLC	88,721	292,487
HMV Group PLC	517,607	962,631
Holidaybreak PLC	41,854	119,983
Interserve PLC	82,519	219,998
Jardine Lloyd Thompson Group PLC	224,287	1,409,698
Keller Group PLC	24,647	173,724
Kier Group PLC	26,736	339,150
Laird PLC	72,537	101,892
Lavendon Group PLC	40,279	96,127
Luminar Group Holdings PLC	59,154	104,290
Management Consulting Group PLC	238,832	102,699
Marshalls PLC	147,996	210,009
Marston’s PLC	272,926	529,096
McBride PLC	165,097	273,321
Melrose PLC	199,245	242,750
Michael Page International PLC	139,464	367,318
Misys PLC	450,858	814,259
Mitie Group PLC	201,488	540,062
Morgan Sindall PLC	31,791	259,736
N. Brown Group PLC	302,273	821,034
Northern Foods PLC	451,264	329,878
Northgate PLC	71,856	67,204
Paragon Group of Cos. PLC	36,812	23,744
Pendragon PLC	1,953,926	200,247
Premier Farnell PLC	352,329	600,963
Provident Financial PLC	132,646	1,590,423
PZ Cussons PLC	254,345	569,634
Renishaw PLC	58,022	206,667
Restaurant Group PLC	245,049	474,176
Rightmove PLC	36,951	138,500
Robert Walters PLC	82,482	90,738
ROK PLC	157,598	112,947
Rotork PLC	37,514	458,127
Safestore Holdings PLC	72,370	55,496
Savills PLC	144,227	487,361
Schroders PLC Non-Voting Shares	22,308	219,030
Senior PLC	114,121	44,983
Severfield-Rowen PLC	96,967	206,397
Shore Capital Group PLC*	323,542	64,925
Smiths News PLC	166,660	197,078

See Notes to Financial Statements.

WisdomTree International Dividend Funds	85

Schedule of Investments (concluded)

WisdomTree International SmallCap Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Spectris PLC	62,803	$362,325
Speedy Hire PLC	24,576	44,385
Spirax-Sarco Engineering PLC	48,875	588,462
Sports Direct International PLC	200,880	168,440
SSL International PLC	74,361	478,568
St. Ives Group PLC	123,842	79,879
Sthree PLC	138,817	346,214
Ultra Electronics Holdings PLC	35,792	559,197
UTV Media PLC	74,323	64,451
Victrex PLC	60,836	442,973
VT Group PLC	87,733	594,808

Total United Kingdom		37,486,760
TOTAL COMMON STOCKS (Cost: $466,933,903)		240,067,523
RIGHTS – 0.0%
Hong Kong – 0.0%
Singamas Container Holdings Ltd., expiring 4/22/09 (Cost: $35,926)	1,192,000	17,688
TOTAL LONG-TERM INVESTMENTS (Cost: $466,969,829)		240,085,211
SHORT-TERM INVESTMENT – 0.3%
MONEY MARKET FUND – 0.3%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $636,027)	636,027	636,027
TOTAL INVESTMENTS IN SECURITIES – 98.5% (Cost: $467,605,856)		240,721,238
Foreign Currency and Other Assets in Excess of Liabilities – 1.5%		3,585,535

NET ASSETS – 100.0%		$244,306,773

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2009.

See Notes to Financial Statements.

86	WisdomTree International Dividend Funds

Schedule of Investments

WisdomTree Emerging Markets Equity Income Fund

March 31, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 97.9%
Argentina – 0.1%
BBVA Banco Frances S.A., ADR*	52,384	$133,055
Brazil – 7.7%
AES Tiete S.A.*	42,932	297,992
BM&F BOVESPA S.A.	470,202	1,439,863
Cia de Concessoes Rodoviarias*	88,398	812,851
Cia Energetica de Minas Gerais*	64,426	716,948
CPFL Energia S.A.*	256,298	3,506,738
EDP-Energias do Brasil S.A.*	35,000	369,725
Empresa Brasileira de Aeronautica S.A.*	204,000	684,947
Equatorial Energia S.A.*	48,900	246,385
Eternit S.A.*	24,200	61,597
Grendene S.A.*	48,198	251,222
Natura Cosmeticos S.A.*	124,300	1,227,208
Telecomunicacoes de Sao Paulo S.A.*	132,698	2,212,162
Tractebel Energia S.A.*	238,098	1,769,511

Total Brazil		13,597,149
Chile – 4.3%
Banco de Chile*	33,693,920	2,002,249
Banco de Credito e Inversiones*	24,536	446,726
Banco Santander Chile*	54,331,981	1,800,957
Cia General de Electricidad*	95,045	465,227
CorpBanca S.A.*	94,094,546	393,508
Empresa Nacional de Telecomunicaciones S.A.*	134,524	1,559,531
Madeco S.A.*	1,354,363	65,479
Quinenco S.A.*	320,991	523,730
Sociedad Matriz Banco de Chile Class B*	3,594,006	283,940

Total Chile		7,541,347
China – 1.2%
Beijing Capital Land Ltd. Class H	946,000	155,022
Huaneng Power International, Inc. Class H*(a)	877,992	582,307
Jiangsu Expressway Co., Ltd. Class H*	322,000	218,544
Weiqiao Textile Co. Class H*	360,500	106,987
Zhejiang Expressway Co., Ltd. Class H	1,448,000	1,055,639

Total China		2,118,499
Czech Republic – 2.6%
Komercni Banka AS*	9,407	934,211
Telefonica O2 Czech Republic AS*	182,034	3,595,314

Total Czech Republic		4,529,525
Hungary – 0.7%
Magyar Telekom Telecommunications PLC*	576,043	1,326,336
Indonesia – 0.9%
International Nickel Indonesia TBK PT*	8,752,460	1,685,350
Israel – 2.2%
Bezeq Israeli Telecommunication Corp., Ltd.*	618,976	968,067
Blue Square-Israel Ltd.*	30,692	181,025
Clal Industries and Investments*	80,408	181,013
Clal Insurance Enterprise Holdings, Ltd.*	41,810	285,933
Delek Automotive Systems Ltd.*	53,603	336,479

Investments	Shares	U.S. $ Value

Harel Insurance Investments & Financial Services Ltd.*	6,086	$142,920
Industrial Buildings Corp.*	101,111	119,800
Ituran Location and Control Ltd.*	11,989	88,724
Koor Industries Ltd.*	11,734	180,320
Menorah Mivtachim Holdings Ltd.*	14,814	81,091
Partner Communications Co.	66,274	987,357
Shufersal Ltd.*	118,041	329,228

Total Israel		3,881,957
Malaysia – 10.1%
Batu Kawan Bhd*	121,700	267,069
Berjaya Corp. Bhd*	1,695,000	267,350
Berjaya Sports Toto Bhd*	513,700	645,384
British American Tobacco Malaysia Bhd*	117,600	1,467,782
Digi.Com Bhd*	229,000	1,331,724
Gamuda Bhd*	1,320,900	717,428
Hong Leong Financial Group Bhd*	289,100	371,139
IOI Properties Bhd*	430,400	293,978
Lafarge Malayan Cement Bhd*	205,100	226,170
Malaysia Airports Holdings Bhd*	257,600	175,950
Malaysian Bulk Carriers Bhd*	608,700	517,616
Malaysian Pacific Industries*	57,300	70,102
O.S.K Holdings Bhd*	406,900	103,804
Petronas Gas Bhd*	490,600	1,305,396
Plus Expressways Bhd*	1,342,800	1,082,933
Public Bank Bhd*	1,277,197	2,645,134
Shell Refining Co. Federation of Malaya Bhd*	82,500	217,254
SP Setia Bhd*	313,500	239,930
Star Publications Malaysia Bhd*	212,600	191,285
Telekom Malaysia Bhd*	2,886,600	2,787,226
Tenaga Nasional Bhd*	1,107,900	1,853,844
YTL Power International Bhd*	2,042,865	1,075,929

Total Malaysia		17,854,427
Mexico – 2.3%
Embotelladoras Arca S.A.B de C.V.*	235,098	411,417
Grupo Aeroportuario del Centro Norte S.A.B de C.V. Class B*	80,100	73,552
Grupo Continental S.A.B de C.V.*	335,596	544,692
Grupo Mexico S.A.B de C.V. Series B*	2,491,544	1,823,210
Kimberly-Clark de Mexico S.A.B de C.V. Class A*	384,796	1,254,550

Total Mexico		4,107,421
Philippines – 2.4%
Aboitiz Equity Ventures, Inc.	1,507,000	174,634
First Gen Corp.	369,500	175,861
First Philippine Holdings Corp.	296,200	162,427
Globe Telecom, Inc.	45,548	787,017
Philippine Long Distance Telephone Co.	59,978	2,724,298
Robinsons Land Corp.	832,000	77,476
Universal Robina Corp.	560,400	75,377

Total Philippines		4,177,090
Poland – 3.3%
KGHM Polska Miedz S.A.*	100,333	1,301,945

See Notes to Financial Statements.

WisdomTree International Dividend Funds	87

Schedule of Investments (continued)

WisdomTree Emerging Markets Equity Income Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Polskie Gornictwo Naftowe I Gazownictwo S.A.*	1,778,753	$1,702,446
Telekomunikacja Polska S.A.*	530,071	2,830,217

Total Poland		5,834,608
Russia – 1.5%
Surgutneftegaz–SP, ADR*	435,606	2,700,757
South Africa – 11.5%
ABSA Group Ltd.*	261,217	2,642,384
Adcorp Holdings Ltd.*	16,470	29,442
Afgri Ltd.	147,792	66,825
African Bank Investments Ltd.	507,193	1,343,981
Astral Foods Ltd.	17,488	168,573
AVI Ltd.	105,044	190,979
City Lodge Hotels Ltd.	5,748	38,985
FirstRand Ltd.	2,308,946	2,928,064
Foschini Ltd.	142,014	656,161
Growthpoint Properties Ltd.(a)	685,521	978,183
Investec Ltd.	113,273	462,859
JD Group Ltd.*	58,370	202,607
Lewis Group Ltd.	47,840	214,752
Massmart Holdings Ltd.	63,773	466,730
Metropolitan Holdings Ltd.	304,812	336,543
Mondi Ltd.(a)	50,431	146,839
Mr.Price Group Ltd.	80,739	205,880
Nedbank Group Ltd.	199,554	1,783,606
Northam Platinum Ltd.	86,507	233,778
Pangbourne Properties Ltd.	140,828	208,651
Peregrine Holdings Ltd.	34,102	20,655
Pick’n Pay Holdings Ltd.*	182,684	241,274
Pick’n Pay Stores Ltd.*	160,092	496,773
Pretoria Portland Cement Co., Ltd.	176,950	584,065
PSG Group Ltd.*	47,035	69,242
Rainbow Chicken Ltd.	72,779	118,237
Real Africa Holdings Ltd.*	41,013	8,625
Reunert Ltd.*	66,420	255,483
RMB Holdings Ltd.	511,683	1,108,377
Sanlam Ltd.	762,802	1,350,745
Santam Ltd.	33,315	267,991
Telkom S.A. Ltd.	139,968	1,552,600
Truworths International Ltd.	168,857	570,492
Woolworths Holdings Ltd.	428,820	514,043

Total South Africa		20,464,424
South Korea – 4.6%
Daishin Securities Co., Ltd.	15,140	186,069
Korea Exchange Bank	184,880	828,669
KT Corp.	68,850	1,916,302
SK Telecom Co., Ltd.	3,672	509,687
SK Telecom Co., Ltd., ADR*	147,839	2,284,113
S-Oil Corp.	47,229	1,922,279
Woori Investment & Securities Co., Ltd.	42,390	517,904

Total South Korea		8,165,023
Taiwan – 31.1%
Ability Enterprise Co., Ltd.	190,234	149,497

Investments	Shares	U.S. $ Value

Advantech Co., Ltd.	168,492	$234,017
Alpha Networks, Inc.	153,995	95,361
Altek Corp.	86,141	78,236
Asia Cement Corp.	763,480	661,899
Asia Optical Co., Inc.	66,470	79,285
Aten International Co., Ltd.	30,854	37,212
Aurora Corp.	79,256	62,401
Chicony Electronics Co., Ltd.	194,380	249,337
China Electric Manufacturing Corp.	139,000	50,826
China Steel Chemical Corp.	71,050	115,651
China Steel Corp.*	3,413,038	2,234,296
China Synthetic Rubber Corp.	113,000	110,961
Chin-Poon Industrial Co., Ltd.	176,000	66,950
Chong Hong Construction Co.	28,000	32,242
Chroma ATE, Inc.*	112,611	82,187
Chung Hsin Electric & Machinery Manufacturing Corp.	115,000	54,597
Chung Hung Steel Corp.	718,238	243,564
Chung HWA Pulp Corp.*	197,000	56,755
Chunghwa Telecom Co., Ltd.	2,838,250	5,180,694
Compal Communications, Inc.	317,647	255,245
Compal Electronics, Inc.	1,144,909	820,397
Continental Engineering Corp.	157,000	43,518
CTCI Corp.*	236,992	164,228
Cyberlink Corp.*	25,149	92,699
Delta Electronics, Inc.	585,160	1,076,728
Depo Auto Parts Industries Co., Ltd.	55,000	77,767
DFI, Inc.*	32,180	34,161
D-Link Corp.	132,200	93,755
Eastern Media International Corp.	495,122	69,205
Elite Semiconductor Memory Technology, Inc.	50,020	43,365
Eternal Chemical Co., Ltd.	205,900	109,896
Evergreen Marine Corp. Taiwan Ltd.	1,144,000	480,715
Far EasTone Telecommunications Co., Ltd.*	1,327,209	1,365,876
Faraday Technology Corp.*	130,947	171,252
Feng TAY Enterprise Co., Ltd.*	245,000	130,765
Formosa Chemicals & Fibre Corp.	1,948,000	2,297,712
Formosa Petrochemical Corp.	2,586,000	5,116,790
Formosa Plastics Corp.	1,696,000	2,555,603
Formosa Taffeta Co., Ltd.	1,086,000	581,237
FSP Technology, Inc.	59,900	33,207
Gemtek Technology Corp.	53,678	75,977
GeoVision, Inc.*	12,000	46,709
Globe Union Industrial Corp.	52,068	24,720
Greatek Electronics, Inc.	192,520	137,952
Highwealth Construction Corp.	358,976	201,125
Holtek Semiconductor, Inc.	75,203	63,423
Holystone Enterprise Co., Ltd.	98,685	65,476
Hotai Motor Co., Ltd.	169,000	236,965
Huaku Development Co., Ltd.*	45,000	62,301
Hung Poo Real Estate Development Corp.*	45,000	32,577
ICP Electronics, Inc.*	44,668	34,642
Infortrend Technology, Inc.*	107,935	111,398
Inventec Appliances Corp.	296,595	267,628

See Notes to Financial Statements.

88	WisdomTree International Dividend Funds

Schedule of Investments (continued)

WisdomTree Emerging Markets Equity Income Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Inventec Co., Ltd.	1,092,300	$439,664
ITEQ Corp.	97,143	45,260
Kinpo Electronics, Inc.	474,944	104,899
Kinsus Interconnect Technology Corp.	138,515	175,431
KYE Systems Corp.	104,293	61,816
L&K Engineering Co., Ltd.	98,000	68,489
LEE Chang Yung Chem Industries Corp.	290,960	200,769
LITE-ON IT Corp.	232,910	105,425
Lite-On Semiconductor Corp.	161,100	52,731
Lite-On Technology Corp.	1,235,273	834,152
Macronix International	1,429,864	541,807
Makalot Industrial Co., Ltd.	66,000	64,225
Mega Financial Holding Co., Ltd.	3,724,000	1,334,236
Merry Electronics Co., Ltd.*	54,000	48,806
MIN AIK Technology Co., Ltd.	36,800	29,733
Mitac International	529,758	214,796
Nan Ya Plastics Corp.	2,921,000	3,342,026
Nan Ya Printed Circuit Board Corp.	306,000	784,129
National Petroleum Co., Ltd.	91,000	68,427
Nien Hsing Textile Co., Ltd.	287,000	74,983
Novatek Microelectronics Corp., Ltd.*	234,000	354,671
Oriental Union Chemical Corp.	193,000	90,206
Quanta Computer, Inc.	937,703	1,184,848
Radiant Opto-Electronics Corp.	146,730	128,073
Ruentex Development Co., Ltd.	304,000	199,906
Sheng Yu Steel Co., Ltd.	119,000	76,673
Shih Wei Navigation Co., Ltd.	172,975	209,384
Siliconware Precision Industries Co.	1,207,130	1,270,776
Silitech Technology Corp.	28,160	51,069
Sincere Navigation	215,325	176,834
Sitronix Technology Corp.	25,699	31,222
Sonix Technology Co., Ltd.	39,716	56,976
Springsoft, Inc.	50,290	28,399
TA Chen Stainless Pipe	195,000	83,953
Taiwan Mask Corp.	172,000	51,480
Taiwan Navigation Co., Ltd.*	127,000	160,660
Taiwan Secom Co., Ltd.	169,000	229,988
Taiwan Semiconductor Manufacturing Co., Ltd.	6,974,131	10,570,604
Taiwan Sogo Shin Kong Secs Co.	99,320	42,028
Teco Electric and Machinery Co., Ltd.*	779,000	252,683
Test-Rite International Co.	146,660	65,087
Thye Ming Industrial Co., Ltd.	115,000	71,892
Ton Yi Industrial Corp.	372,000	122,859
Tong-Tai Machine & Tool Co., Ltd.	53,900	27,417
Topco Scientific Co., Ltd.	36,600	27,899
Tung Ho Steel Enterprise Corp.	301,000	241,425
U-Ming Marine Transport Corp.	529,000	797,119
Unimicron Technology Corp.	356,670	212,454
Uni-President Enterprises Corp.	1,124,450	911,842
Unitech Printed Circuit Board Corp.	138,350	38,757
United Integrated Services Co., Ltd.	148,000	57,826
Universal Scientific Industrial Co., Ltd.*	506,486	150,847
UPC Technology Corp.	187,239	57,422
USI Corp.	356,000	120,199

Investments	Shares	U.S. $ Value

Wah Lee Industrial Corp.	61,320	$46,019
Wan Hai Lines Ltd.	1,207,600	519,903
Wistron Corp.	508,053	547,574
WPG Holdings Co., Ltd.	301,921	195,422
Yang Ming Marine Transport Corp.	689,571	216,558
Yeun Chyang Industrial Co., Ltd.*	60,968	25,619
Yung Shin Pharmaceutical Industrial Co., Ltd.	83,000	78,076

Total Taiwan		55,225,435
Thailand – 5.7%
Advanced Info Service PCL*	1,177,290	2,746,955
Asia Plus Securities PCL*	758,000	22,228
Bangkok Expressway PCL*	279,888	126,271
CalComp Electronics Thailand PCL*	1,117,600	40,651
Delta Electronics Thai PCL*	701,462	181,967
Electricity Generating PCL*	161,898	302,432
Glow Energy PCL*	536,900	317,916
Hana Microelectronics PCL*	323,684	92,181
Hemaraj Land And Development PCL*	2,525,100	33,464
IRPC PCL*	8,414,300	448,415
Kiatnakin Bank PCL*	324,398	96,958
Land and Houses PCL*	3,025,200	254,197
LPN Development PCL*	325,200	23,841
Major Cineplex Group PCL*	318,986	58,913
MCOT PCL*	215,986	72,472
Phatra Securities PCL*	100,800	28,138
Precious Shipping PCL*	450,596	130,865
PTT Aromatics & Refining PCL	1,834,289	473,248
PTT Chemical PCL*	300,300	245,558
Ratchaburi Electricity Generating Holding PCL*	417,296	453,007
Rojana Industrial Park PCL*	227,300	18,586
Samart Corp. PCL*	405,586	58,325
Shin Corp. PCL*	1,037,400	555,776
Siam Cement PCL*	530,096	1,472,281
Siam City Cement PCL*	103,998	366,552
Siam Makro PCL*	87,900	166,060
Thai Oil PCL*	963,594	692,842
Thai Plastic & Chemical PCL*	360,300	130,039
Thai Union Frozen Products PCL*	363,384	209,024
Thanachart Capital PCL*	427,300	115,666
Thoresen Thai Agencies PCL*	163,590	58,120
Ticon Industrial Connection PCL*	215,800	34,380
Tisco Bank PCL	285,482	85,327

Total Thailand		10,112,655
Turkey – 5.7%
Adana Cimento Class A*	89,515	185,124
Akbank TAS*	811,912	2,368,208
Akcansa Cimento A.S.*	161,700	243,558
Aksigorta A.S.*	126,354	196,360
Anadolu Sigorta*	59,825	32,540
Arcelik A.S.*	89,306	97,684
Cimsa Cimento Sanayi ve Tica*	175,105	349,572
Dogus Otomotiv Servis ve Ticaret A.S.*	27,041	32,002
Ford Otomotiv Sanayi A.S.*	270,532	734,118

See Notes to Financial Statements.

WisdomTree International Dividend Funds	89

Schedule of Investments (concluded)

WisdomTree Emerging Markets Equity Income Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Otokar Otobus Karoseri Sanayi A.S.*	9,716	$50,524
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.*	211,445	212,323
Tupras Turkiye Petrol Rafine*	220,439	2,200,371
Turk Traktor ve Ziraat Makineleri A.S.*	42,822	103,404
Turkiye Halk Bankasi A.S.*	756,509	1,645,912
Turkiye Is Bankasi Class C*	712,024	1,591,686
Vestel Beyaz Esya Sanayi ve Ticaret A.S.*	67,377	44,702

Total Turkey		10,088,088
TOTAL COMMON STOCKS (Cost: $258,763,999)		173,543,146
WARRANTS – 0.0%
Thailand – 0.0%
Ticon Industrial Connection PCL, expiring 1/22/14* (Cost: $0)	69,333	626
SHORT-TERM INVESTMENT – 0.9%
MONEY MARKET FUND – 0.9%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $1,633,496)	1,633,496	1,633,496
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
MONEY MARKET FUND – 0.3%
Dreyfus Institutional Preferred Money Market Fund, 0.59%(c) (Cost: $600,046)(d)	600,046	600,046
TOTAL INVESTMENTS IN SECURITIES – 99.1% (Cost: $260,997,541)		175,777,314
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.9%		1,577,525

NET ASSETS – 100.0%		$177,354,839

ADR – American Depositary Receipt

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2009.

(c)	Interest rates shown reflect yields as of March 31, 2009.

(d)	At March 31, 2009, the total market value of the Fund’s securities on loan was $571,771 and the total market value of the collateral held by the Fund was $600,046.

See Notes to Financial Statements.

90	WisdomTree International Dividend Funds

Schedule of Investments

WisdomTree Emerging Markets SmallCap Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 97.3%
Argentina – 0.5%
Banco Macro S.A., ADR*	14,247	$144,749
BBVA Banco Frances S.A., ADR*	41,214	104,684

Total Argentina		249,433
Brazil – 2.9%
AES Tiete S.A.*	39,500	274,171
Brascan Residential Properties S.A.*	43,500	37,600
Cia de Saneamento de Minas Gerais-COPASA*	21,922	188,059
Equatorial Energia S.A.*	45,300	228,246
Eternit S.A.*	29,500	75,087
Grendene S.A.*	40,244	209,764
Iguatemi Empresa de Shopping Centers S.A.*	12,300	73,995
JHSF Participacoes S.A.*	18,700	12,184
LPS Brasil Consultoria de Imoveis S.A.*	8,600	21,479
Obrascon Huarte Lain Brasil S.A.*	12,362	76,247
Positivo Informatica S.A.*	10,500	36,988
Rossi Residencial S.A.*	19,300	31,353
Sao Carlos Empreendimentos e Participacoes S.A.*	11,200	58,621
Tegma Gestao Logistica*	8,700	21,313
Terna Participacoes S.A.*	8,500	84,917
Totvs S.A.*	4,440	79,032

Total Brazil		1,509,056
Chile – 4.3%
Almendral S.A.*	1,968,304	159,560
Cia Cervecerias Unidas S.A.*	44,951	252,837
Cia Sudamericana de Vapores S.A.*	112,895	59,332
CorpBanca S.A.*	76,195,264	318,653
Empresa Electrica del Norte Grande S.A.*	72,722	71,192
Empresas La Polar S.A.*	25,688	56,472
Inversiones Aguas Metropolitanas S.A.*	199,361	186,607
Madeco S.A.*	1,563,683	75,599
Quinenco S.A.*	266,931	435,525
Sigdo Koppers S.A.*	87,605	64,246
Sociedad Matriz Banco de Chile Class B*	3,144,796	248,451
Sonda S.A.*	122,304	143,887
Vina Concha y Toro S.A.*	76,471	130,010

Total Chile		2,202,371
China – 4.2%
Anhui Expressway Co. Class H*	344,030	154,037
Beijing Capital Land Ltd. Class H	1,112,000	182,224
Dalian Port PDA Co., Ltd. Class H*	202,000	65,161
Datang International Power Generation Co., Ltd. Class H*	346,000	152,240
Dongfang Electric Corp., Ltd. Class H*	19,200	42,909
Great Wall Motor Co., Ltd. Class H*	165,500	67,268
Guangzhou Shipyard International Co., Ltd. Class H*	40,000	53,058
Hunan Non-Ferrous Metal Corp., Ltd. Class H*	482,000	86,449
Jiangsu Expressway Co., Ltd. Class H*	244,000	165,605
Lianhua Supermarket Holdings Co., Ltd. Class H	80,000	91,252
Lingbao Gold Co., Ltd. Class H*	278,000	100,797

Investments	Shares	U.S. $ Value

Maanshan Iron & Steel Class H	264,000	$92,996
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	68,000	121,084
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H*	282,000	44,028
Sichuan Xinhua Winshare Chainstore Co., Ltd. Class H*	331,000	96,524
Sinotrans Ltd. Class H	511,000	79,123
Tong Ren Tang Technologies Co., Ltd. Class H*	57,000	66,855
Travelsky Technology Ltd. Class H*	215,000	98,761
Weiqiao Textile Co. Class H*	466,000	138,297
Wumart Stores, Inc. Class H*	143,000	101,484
Xiamen International Port Co., Ltd. Class H*	344,000	39,061
Zhuzhou CSR Times Electric Co., Ltd. Class H*	150,000	152,516

Total China		2,191,729
Indonesia – 0.8%
Bank Cimb Niaga Tbk PT*	2,051,000	83,424
Gudang Garam Tbk PT*	525,756	268,452
Medco Energi Internasional Tbk PT*	344,558	65,602

Total Indonesia		417,478
Israel – 4.5%
Blue Square-Israel Ltd.*	23,507	138,647
Clal Industries and Investments*	72,607	163,452
Clal Insurance Enterprise Holdings, Ltd.*	32,531	222,475
Delek Automotive Systems Ltd.*	50,434	316,587
Discount Investment Corp.*	14,233	148,570
Elbit Imaging Ltd.*	7,139	105,562
Gazit-Globe Ltd.*	18,142	79,575
Harel Insurance Investments & Financial Services Ltd.*	4,174	98,020
Industrial Buildings Corp.*	83,481	98,911
Ituran Location and Control Ltd.*	7,885	58,353
Koor Industries Ltd.*	7,546	115,962
Menorah Mivtachim Holdings Ltd.*	6,559	35,904
Migdal Insurance & Financial Holding Ltd.*	116,688	93,848
Mizrahi Tefahot Bank Ltd.*	31,507	150,815
Oil Refineries Ltd.*	394,980	127,760
Ormat Industries*	12,953	87,816
Osem Investments Ltd.*	5,408	52,952
Shufersal Ltd.*	90,144	251,421

Total Israel		2,346,630
Malaysia – 9.8%
Affin Holdings Bhd*	243,180	91,388
Alliance Financial Group Bhd*	116,000	53,776
Batu Kawan Bhd*	136,010	298,472
Berjaya Corp. Bhd*	1,253,900	197,776
Berjaya Sports Toto Bhd*	524,232	658,615
Gamuda Bhd*	1,057,228	574,218
Hong Leong Financial Group Bhd*	272,902	350,345
IGB Corp. Bhd*	140,400	51,993
IJM Corp. Bhd*	133,012	152,514
IOI Properties Bhd*	209,100	142,822
Lafarge Malayan Cement Bhd*	189,600	209,078

See Notes to Financial Statements.

WisdomTree International Dividend Funds	91

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Malaysia Airports Holdings Bhd*	196,200	$134,011
Malaysian Bulk Carriers Bhd*	630,348	536,025
Malaysian Pacific Industries*	48,400	59,214
Media Prima Bhd*	215,800	57,716
Multi-Purpose Holdings Bhd*	192,000	58,461
O.S.K Holdings Bhd*	420,900	107,375
Padiberas Nasional Bhd*	89,000	31,250
Pos Malaysia Bhd*	174,720	101,607
Sarawak Energy Bhd*	279,202	130,966
Shell Refining Co. Federation of Malaya Bhd*	89,474	235,619
SP Setia Bhd*	329,726	252,348
Star Publications Malaysia Bhd*	261,206	235,017
Uchi Technologies Bhd*	225,038	66,052
UMW Holdings Bhd*	192,626	277,407

Total Malaysia		5,064,065
Mexico – 1.7%
Consorcio ARA S.A.B de CV*	272,102	71,580
Grupo Aeroportuario del Centro Norte S.A.B de C.V. Class B*	82,000	75,296
Grupo Aeroportuario del Sureste S.A.B de CV Class B*	48,202	139,756
Grupo Continental S.A.B de C.V.*	350,156	568,324
Vitro S.A.B de CV Series A*	71,206	22,468

Total Mexico		877,424
Philippines – 3.2%
Aboitiz Equity Ventures, Inc.	1,268,000	146,938
ABS-CBN Holdings Corp.PDR*	165,300	58,150
Energy Development Corp.	1,557,000	125,656
First Gen Corp.	385,274	183,369
First Philippine Holdings Corp.	273,600	150,034
Jollibee Foods Corp.	129,710	116,759
Manila Electric Co.	59,500	107,119
Megaworld Corp.*	3,406,000	39,469
Metropolitan Bank & Trust	153,010	82,323
Petron Corp.	1,102,286	132,297
Robinsons Land Corp.	1,017,000	94,703
SM Prime Holdings, Inc.	2,202,000	332,635
Universal Robina Corp.	665,832	89,558

Total Philippines		1,659,010
Poland – 0.4%
Asseco Poland S.A.*	6,308	78,289
Ciech S.A.*	4,114	28,030
Grupa Kety S.A.*	1,867	32,398
Grupa Lotos S.A.*	7,066	33,192
Impexmetal S.A.*	50,733	18,299

Total Poland		190,208
South Africa – 16.0%
Adcorp Holdings Ltd.*	13,066	23,357
Aeci Ltd.	21,683	100,321
Afgri Ltd.	185,823	84,021
African Oxygen Ltd.	87,339	146,483
Allied Electronics Corp., Ltd.	15,963	33,588

Investments	Shares	U.S. $ Value

Astral Foods Ltd.	16,327	$157,381
AVI Ltd.	91,640	166,609
Caxton And CTP Publishers And Printers Ltd.	119,343	150,591
City Lodge Hotels Ltd.	7,570	51,342
Coronation Fund Managers Ltd.	34,104	17,572
Discovery Holdings Ltd.	82,886	218,415
Foschini Ltd.	115,610	534,164
Gold Reef Resorts Ltd.*	52,327	93,484
Grindrod Ltd.	90,416	115,040
Group Five Ltd./South Africa*	8,132	24,157
Growthpoint Properties Ltd.	592,996	846,157
Hosken Consolidated Investments Ltd.	7,424	31,390
Illovo Sugar Ltd.	89,402	267,830
Investec Ltd.	86,636	354,014
JD Group Ltd.*	53,533	185,817
JSE Ltd.*	10,134	47,420
Lewis Group Ltd.	45,793	205,563
Massmart Holdings Ltd.	53,589	392,197
Medi-Clinic Corp., Ltd.*	102,655	232,080
Metropolitan Holdings Ltd.	300,826	332,142
Mondi Ltd.(a)	36,610	106,596
Mr.Price Group Ltd.	87,728	223,702
Northam Platinum Ltd.	91,589	247,512
Pangbourne Properties Ltd.	141,885	210,217
Peregrine Holdings Ltd.	55,407	33,559
Pick’n Pay Holdings Ltd.*	163,147	215,471
Pick’n Pay Stores Ltd.*	139,212	431,982
PSG Group Ltd.*	54,433	80,133
Rainbow Chicken Ltd.	62,351	101,296
Reunert Ltd.*	58,566	225,273
Santam Ltd.	28,071	225,808
Spar Group Ltd. (The)	35,620	194,393
Tongaat Hulett Ltd.	32,410	235,151
Truworths International Ltd.	142,254	480,612
Wilson Bayly Holmes-Ovcon Ltd.	5,267	47,126
Woolworths Holdings Ltd.	345,032	413,603

Total South Africa		8,283,569
South Korea – 7.2%
Bukwang Pharmaceutical Co., Ltd.	8,240	124,799
Busan Bank	34,182	145,303
Cheil Worldwide, Inc.	1,090	130,020
CJ Home Shopping	2,427	97,203
Daegu Bank	37,132	195,693
Daishin Securities Co., Ltd.	14,340	176,237
Dongbu Corp.	6,816	41,342
Doosan Construction & Engineering Co., Ltd.	13,570	57,880
Eugene Investment & Securities Co., Ltd.	57,924	41,875
Glovis Co., Ltd.	1,844	70,654
Halla Climate Control Corp.	25,590	143,004
Hanjin Heavy Industries & Construction Co., Ltd.	1,956	39,947
Hankook Tire Co., Ltd.	18,018	171,941
Hanwha Chem Corp.	17,880	120,859
Hanwha Securities Co.	5,400	33,963

See Notes to Financial Statements.

92	WisdomTree International Dividend Funds

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Hotel Shilla Co., Ltd.	6,058	$73,576
Hyundai Marine & Fire Insurance Co., Ltd.	12,122	109,543
Hyundai Securities Co.	28,120	231,750
Korea Investment Holdings Co., Ltd.	5,331	114,463
Korea Kumho Petrochemical Co.	2,990	45,934
Korean Reinsurance Co.	16,006	122,656
Kumho Tire Co., Inc.*	16,072	47,638
LG Dacom Corp.	17,514	220,943
LG Telecom Ltd.	40,570	247,248
LIG Insurance Co., Ltd.	3,520	33,972
LS Industrial Systems Co., Ltd.	4,007	156,717
NCsoft Corp.*	1,480	98,649
S1 Corp.	4,015	134,390
Samsung Fine Chemicals Co., Ltd.	3,093	97,491
Sfa Engineering Corp.	2,495	77,199
SKC Co., Ltd.	4,996	63,748
Taihan Electric Wire Co., Ltd.	5,640	70,946
Woongjin Coway Co., Ltd.	7,960	172,061

Total South Korea		3,709,644
Taiwan – 29.7%
Ability Enterprise Co., Ltd.	170,208	133,759
Advantech Co., Ltd.	169,771	235,793
All Corp.*	48,080	43,739
Alpha Networks, Inc.	143,355	88,773
Altek Corp.	99,848	90,685
AmTRAN Technology Co., Ltd.	94,792	37,736
Asia Optical Co., Inc.	82,060	97,881
Aten International Co., Ltd.	39,507	47,648
Aurora Corp.	81,181	63,916
AV Tech Corp.*	17,260	45,400
Avermedia Technologies	42,400	37,759
Catcher Technology Co., Ltd.	116,600	256,154
Cathay No. 1 Real Estate Investment Trust Class	315,000	90,844
Cheng Shin Rubber Industry Co., Ltd.	215,966	209,203
Cheng Uei Precision Industry Co., Ltd.	69,500	89,457
Chicony Electronics Co., Ltd.	145,700	186,894
China Electric Manufacturing Corp.	164,000	59,967
China Motor Corp.	379,044	122,391
China Steel Chemical Corp.	58,200	94,735
China Synthetic Rubber Corp.	125,000	122,744
Chin-Poon Industrial Co., Ltd.	179,000	68,091
Chong Hong Construction Co.	73,879	85,072
Chroma ATE, Inc.*	99,114	72,336
Chung Hsin Electric & Machinery Manufacturing Corp.	123,000	58,395
Chung Hung Steel Corp.	574,590	194,851
Chung HWA Pulp Corp.*	288,422	83,094
Compal Communications, Inc.	251,922	202,432
Continental Engineering Corp.	211,000	58,487
CTCI Corp.*	186,788	129,438
Cyberlink Corp.*	23,199	85,512
CyberTAN Technology, Inc.	40,000	31,493
Depo Auto Parts Industries Co., Ltd.	43,000	60,800

Investments	Shares	U.S. $ Value

DFI, Inc.*	42,290	$44,894
D-Link Corp.	136,780	97,003
Eastern Media International Corp.	691,319	96,628
Elite Semiconductor Memory Technology, Inc.	70,590	61,198
Epistar Corp.	89,665	134,847
Eternal Chemical Co., Ltd.	202,691	108,183
Everlight Electronics Co., Ltd.	85,365	157,076
Far Eastern Department Stores Co., Ltd.	169,250	87,839
Faraday Technology Corp.*	110,827	144,939
Feng Hsin Iron & Steel Co.	166,094	186,606
Feng TAY Enterprise Co., Ltd.*	224,000	119,557
Formosa International Hotels Corp.*	4,400	43,855
Formosa Taffeta Co., Ltd.	799,032	427,649
FSP Technology, Inc.	66,700	36,977
Gemtek Technology Corp.	48,778	69,042
GeoVision, Inc.*	17,000	66,171
Giant Manufacturing Co., Ltd.	45,800	94,269
Gigabyte Technology Co., Ltd.	249,228	137,431
Globe Union Industrial Corp.	68,724	32,627
Great Wall Enterprise Co.	60,000	45,736
Greatek Electronics, Inc.	174,980	125,384
Highwealth Construction Corp.	271,575	152,156
Holtek Semiconductor, Inc.	90,295	76,151
Holystone Enterprise Co., Ltd.	105,694	70,126
Hotai Motor Co., Ltd.	190,222	266,721
Huaku Development Co., Ltd.*	80,100	110,896
Hung Poo Real Estate Development Corp.*	90,680	65,646
ICP Electronics, Inc.*	62,578	48,532
Infortrend Technology, Inc.*	116,855	120,604
Inventec Appliances Corp.	272,262	245,672
Inventec Co., Ltd.	856,150	344,611
ITEQ Corp.	127,210	59,269
Jess-Link Products Co., Ltd.	25,000	31,847
KEE TAI Properties Co., Ltd.*	196,140	53,095
King Yuan Electronics Co., Ltd.	373,602	110,168
Kinpo Electronics, Inc.	567,788	125,405
Kinsus Interconnect Technology Corp.	109,385	138,538
KYE Systems Corp.	116,853	69,260
L&K Engineering Co., Ltd.	81,000	56,608
Largan Precision Co., Ltd.	19,342	161,982
LEE Chang Yung Chem Industries Corp.	236,016	162,856
LITE-ON IT Corp.	397,805	180,063
Lite-On Semiconductor Corp.	241,220	78,956
Macronix International	1,032,015	391,053
Makalot Industrial Co., Ltd.	69,000	67,144
Merida Industry Co., Ltd.	45,000	54,007
Merry Electronics Co., Ltd.*	67,000	60,555
Micro-Star International Co., Ltd.	169,705	83,571
MIN AIK Technology Co., Ltd.	45,800	37,005
Mitac International	389,145	157,783
National Petroleum Co., Ltd.	83,000	62,412
Nien Hsing Textile Co., Ltd.	243,000	63,487
Novatek Microelectronics Corp., Ltd.*	224,635	340,477
Oriental Union Chemical Corp.	220,940	103,264

See Notes to Financial Statements.

WisdomTree International Dividend Funds	93

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Pan-International Industrial*	42,750	$39,142
Powertech Technology, Inc.*	95,128	171,675
Radiant Opto-Electronics Corp.	122,880	107,255
Realtek Semiconductor Corp.	86,386	113,357
Richtek Technology Corp.	20,500	96,721
Ruentex Development Co., Ltd.	240,000	157,820
Ruentex Industries Ltd.	139,000	103,086
Sheng Yu Steel Co., Ltd.	96,000	61,854
Shih Wei Navigation Co., Ltd.	124,025	150,131
Shihlin Electric & Engineering Corp.	169,214	159,175
Shin Kong No.1 Real Estate Investment Trust Class REIT	275,000	67,307
Shin Zu Shing Co., Ltd.*	13,795	48,001
Silitech Technology Corp.	37,916	68,761
Sincere Navigation	221,791	182,144
Sinyi Realty Co.	39,263	45,559
Sitronix Technology Corp.	40,248	48,898
Sonix Technology Co., Ltd.	45,074	64,663
Springsoft, Inc.	73,490	41,500
TA Chen Stainless Pipe	218,000	93,855
Taiwan Glass Industrial Corp.	203,535	108,033
Taiwan Mask Corp.	189,000	56,568
Taiwan Navigation Co., Ltd.*	100,000	126,504
Taiwan Secom Co., Ltd.	168,014	228,646
Taiwan Sogo Shin Kong Secs Co.	69,120	29,248
Teco Electric and Machinery Co., Ltd.*	545,442	176,924
Test-Rite International Co.	105,850	46,976
Thye Ming Industrial Co., Ltd.	158,570	99,130
Ton Yi Industrial Corp.	358,000	118,235
Topco Scientific Co., Ltd.	63,140	48,130
Transcend Information, Inc.	79,389	173,236
Tripod Technology Corp.	47,924	63,947
Tung Ho Steel Enterprise Corp.	341,032	273,534
TXC Corp.	43,175	36,921
Unimicron Technology Corp.	268,400	159,875
Unitech Printed Circuit Board Corp.	256,500	71,855
United Integrated Services Co., Ltd.	112,000	43,760
Universal Scientific Industrial Co., Ltd.*	372,391	110,909
UPC Technology Corp.	215,399	66,058
USI Corp.	302,000	101,967
Wah Lee Industrial Corp.	73,410	55,092
Walsin Lihwa Corp.	181,000	36,294
Wan Hai Lines Ltd.	1,119,502	481,975
Winbond Electronics Corp.*	723,000	90,610
Wistron NeWeb Corp.*	45,950	35,026
WPG Holdings Co., Ltd.	235,671	152,541
Yageo Corp.	377,000	67,036
Yang Ming Marine Transport Corp.	794,314	249,453
Yeun Chyang Industrial Co., Ltd.*	140,264	58,940
Yieh Phui Enterprise	173,100	50,278
Yulon Motor Co., Ltd.	286,447	155,843
Yung Shin Pharmaceutical Industrial Co., Ltd.	84,000	79,016
Zinwell Corp.	45,424	63,089
Zyxel Communications Corp.	129,570	64,953

Total Taiwan		15,354,816

Investments	Shares	U.S. $ Value

Thailand – 8.4%
Asia Plus Securities PCL*	1,417,800	$41,577
Bangkok Dusit Medical Service PCL*	155,532	74,554
Bangkok Expressway PCL*	281,302	126,909
BEC World PCL*	304,278	159,582
Big C Supercenter PCL*	78,700	92,092
Bumrungrad Hospital PCL*	68,800	34,725
CalComp Electronics Thailand PCL*	2,504,104	91,084
Central Pattana PCL*	98,000	34,541
Charoen Pokphand Foods PCL*	1,842,062	168,287
CP ALL PCL*	877,490	311,755
Delta Electronics Thai PCL*	574,808	149,111
Electricity Generating PCL*	148,812	277,987
Glow Energy PCL*	343,476	203,384
Hana Microelectronics PCL*	392,090	111,662
Kiatnakin Bank PCL*	327,106	97,768
Kim Eng Securities Thailand PCL*	297,402	59,539
Land and Houses PCL*	2,008,308	168,751
Major Cineplex Group PCL*	339,706	62,740
MCOT PCL*	306,104	102,711
Minor International PCL*	362,536	65,934
Phatra Securities PCL*	202,876	56,633
Precious Shipping PCL*	542,926	157,680
Ratchaburi Electricity Generating Holding PCL*	427,396	463,971
Siam City Cement PCL*	91,848	323,728
Siam Makro PCL*	57,300	108,250
Thai Airways International PCL*	438,994	118,212
Thai Plastic & Chemical PCL*	295,100	106,507
Thai Union Frozen Products PCL*	373,410	214,791
Thanachart Capital PCL*	411,500	111,389
Thoresen Thai Agencies PCL*	209,523	74,439
Ticon Industrial Connection PCL*	271,900	43,317
Tisco Bank PCL	381,752	114,100
TPI Polene PCL*	429,894	33,213

Total Thailand		4,360,923
Turkey – 3.7%
Adana Cimento Class A*	81,956	169,491
Akcansa Cimento A.S.*	127,750	192,421
Aksigorta A.S.*	105,538	164,011
Albaraka Turk Katilim Bankasi A.S*	36,214	56,278
Anadolu Hayat Emeklilik A.S.*	31,010	24,652
Anadolu Sigorta*	89,256	48,548
Arcelik A.S.*	112,739	123,315
Aselsan Elektronik Sanayi ve Ticaret As*	29,023	51,695
Cimsa Cimento Sanayi ve Tica*	138,398	276,291
Dogus Otomotiv Servis ve Ticaret A.S.*	53,392	63,188
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.*	83,941	50,674
Otokar Otobus Karoseri Sanayi A.S.*	8,220	42,745
Sekerbank TAS*	44,737	25,135
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.*	189,358	190,145
Tofas Turk Otomobil Fabrikasi A.S.*	88,034	76,823
Turcas Petrolculuk A.S.*	33,094	51,034

See Notes to Financial Statements.

94	WisdomTree International Dividend Funds

Schedule of Investments (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Turk Traktor ve Ziraat Makineleri A.S.*	39,184	$94,620
Ulker Biskuvi Sanayi A.S.*	52,962	55,398
Vestel Beyaz Esya Sanayi ve Ticaret A.S.*	67,110	44,525
Yazicilar Holding A.S. Class A*	28,291	85,226

Total Turkey		1,886,215
TOTAL COMMON STOCKS (Cost: $76,921,256)		50,302,571
WARRANTS – 0.0%
Thailand – 0.0%
Ticon Industrial Connection PCL, expiring 1/22/14* (Cost: $0)	87,000	785
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $12,151)	12,151	12,151
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
MONEY MARKET FUND – 0.2%
Dreyfus Institutional Preferred Money Market Fund, 0.59%(c) (Cost: $82,006)(d)	82,006	82,006
TOTAL INVESTMENTS IN SECURITIES – 97.5% (Cost: $77,015,413)		50,397,513
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 2.5%		1,308,666

NET ASSETS – 100.0%		$51,706,179

ADR – American Depositary Receipt

PDR – Philippine Depositary Receipt

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2009.

(c)	Interest rates shown reflect yields as of March 31, 2009.

(d)	At March 31, 2009, the total market value of the Fund’s securities on loan was $79,999 and the total market value of the collateral held by the Fund was $82,006.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	95

Schedule of Investments

WisdomTree Middle East Dividend Fund

March 31, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 104.6%
Bahrain – 7.8%
Ahli United Bank*	214,984	$88,143
Al-Salam Bank*	250,380	60,437
Bahrain Telecom Co.	157,459	227,626
Bbk	106,720	127,385
Ithmaar Bank Bsc*	294,062	63,223

Total Bahrain		566,814
Egypt – 14.5%
Alexandria Mineral Oils Co.	10,832	79,577
Canal Shipping Agencies Co.*	12,629	19,188
Commercial International Bank	7,199	41,093
Credit Agricole Egypt S.A.E*	19,098	30,779
Egyptian Co. For Mobile Services*	10,896	286,053
Egyptian Financial Group-Hermes Holding*	7,654	20,718
El Ezz Steel Co.	5,272	6,747
National Societe Generale Bank S.A.E*	4,370	13,954
Olympic Group Financial Investments*	2,583	8,193
Orascom Construction Industries	3,978	95,609
Orascom Telecom Holding S.A.E	10,333	47,612
Sidi Kerir Petrochemcials Co.	62,620	106,701
Telecom Egypt	114,564	301,559

Total Egypt		1,057,783
Jordan – 9.2%
Arab Bank*	13,680	215,898
Housing Bank For Trade And Finance (The)*	16,129	169,168
Jordan Telecom	29,591	218,048
Lafarge Jordan Cement*	6,618	65,208

Total Jordan		668,322
Kuwait – 26.8%
Al Ahli Bank of Kuwait	55,625	92,549
Bank of Kuwait & Middle East*	88,500	144,211
Boubyan Petrochemicals Co.	45,000	67,925
Burgan Bank*	60,000	78,216
Commercial Bank of Kuwait	67,500	236,192
Commercial Real Estate Co.	90,000	33,962
Gulf Bank KSC*†	40,000	130,360
IFA Hotels & Resorts*	53,000	110,909
Kuwait Cement Co.	45,000	84,906
Kuwait Finance House	35,740	144,677
Kuwait Investment Projects Co. Holdings*	77,500	94,383
Mobile Telecommunications Co. KSC*	68,500	164,494
National Bank of Kuwait*	78,750	270,155
National Investments Co.*	45,000	56,346
National Mobile Telecommunication Co. KSC*	12,500	66,895
Noor Financial Investment K.S.C.C	60,000	14,202
Public Warehousing Co. KSC (The)*	75,000	162,093

Total Kuwait		1,952,475
Morocco – 13.6%
Maroc Telecom*	54,256	988,058
Oman – 4.5%
Bank Muscat S.A.O.G	47,859	72,721
Oman Telecommunications Co.*	64,435	198,493
Raysut Cement Co.*	21,094	53,968

Total Oman		325,182

Investments	Shares	U.S. $ Value

Qatar – 12.2%
Doha Bank QSC	10,834	$79,136
Industries Qatar	6,131	133,676
Masraf Al Rayan	39,893	109,547
Qatar Electricity & Water Co.	3,163	69,746
Qatar Fuel Co.	810	28,893
Qatar Insurance Co.*	2,459	25,659
Qatar Islamic Bank	5,992	96,585
Qatar National Bank S.A.Q*	8,013	205,955
Qatar Shipping Co.	11,854	78,448
Qatar Telecom Q-Telephone QSC*	1,800	46,611
United Development Co.	1,714	11,484

Total Qatar		885,740
United Arab Emirates – 13.6%
Abu Dhabi Commercial Bank	87,963	38,317
Arabtec Holding Co.*	176,127	78,640
DP World Ltd.	448,733	107,696
Dubai Financial Market*	216,694	72,565
Dubai Investments*	213,929	63,485
Dubai Islamic Bank*	264,681	193,842
Emaar Properties PJSC*	174,076	104,264
Emirates Nbd PJSC*	270,191	228,772
First Gulf Bank PJSC*	10,049	23,063
National Bank of Abu Dhabi PJSC	27,955	63,551
Tamweel Pjsc*†	65,235	17,583

Total United Arab Emirates		991,778
United States – 2.4%
Abu Dhabi Commercial Bank P-Certificates	108,195	47,130
First Gulf Bank PJSC P-Certificates	16,636	38,181
National Bank of Abu Dhabi PJSC P-Certificates	40,966	93,127

Total United States		178,438
TOTAL COMMON STOCKS (Cost: $14,187,070)		7,614,590
RIGHTS – 0.0%
Kuwait – 0.0%
Al Ahli Bank of Kuwait† (Cost: $0)	9,000	—
TOTAL LONG-TERM INVESTMENTS (Cost: $14,187,070)		7,614,590
SHORT-TERM INVESTMENT – 0.5%
MONEY MARKET FUND – 0.5%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(a) (Cost: $32,680)	32,680	32,680
TOTAL INVESTMENTS IN SECURITIES – 105.1% (Cost: $14,219,750)		7,647,270
Liabilities in Excess of Foreign Currency and Other Assets – (5.1)%		(368,677)

NET ASSETS – 100.0%		$7,278,593
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)	Rate shown represents annualized 7-day yield as of March 31, 2009.

See Notes to Financial Statements.

96	WisdomTree International Dividend Funds

Statements of Assets and Liabilities

WisdomTree International Dividend Funds

March 31, 2009

	WisdomTree DEFA Fund	WisdomTree DEFA Equity Income Fund	WisdomTree Europe Total Dividend Fund	WisdomTree Europe Equity Income Fund	WisdomTree Europe SmallCap Dividend Fund
ASSETS:

Investments, at cost	$507,131,137	$162,884,517	$28,050,211	$34,087,991	$30,858,134

Foreign currency, at cost	1,291,655	182,637	18,639	35,137	59,197
Investments in securities, at value (including securities on loan) (Note 2)	299,576,491	87,470,578	15,094,765	19,140,466	13,509,228

Cash	—	78,894	—	25,575	—

Foreign currency, at value	1,291,037	183,194	18,594	35,208	60,167

Receivables:

Investment securities sold	102,172	5,574,920	2,825,794	—	9,392

Unrealized appreciation on foreign currency contracts	7	—	—	—	1,776

Dividends and interest	1,304,917	377,730	46,304	58,454	48,462

Foreign tax reclaims	232,971	69,466	48,669	19,979	34,145
Total Assets	302,507,595	93,754,782	18,034,126	19,279,682	13,663,170
LIABILITIES:

Payables:

Investment securities purchased	—	—	—	—	190,004

Unrealized depreciation on foreign currency contracts	3,537	285	3	44	117

Collateral for securities on loan (Note 2)	—	—	342,026	484,037	—

Capital shares redeemed	—	5,587,433	2,851,448	—	—

Advisory fees (Note 3)	117,652	43,815	6,929	8,789	6,395

Service fees (Note 2)	1,079	333	64	67	48
Total Liabilities	122,268	5,631,866	3,200,470	492,937	196,564
NET ASSETS	$302,385,327	$88,122,916	$14,833,656	$18,786,745	$13,466,606
NET ASSETS:

Paid-in capital	$585,413,228	$208,658,041	$34,052,987	$45,785,522	$46,841,498

Undistributed net investment income	1,453,194	129,136	83,144	29,123	85,533

Accumulated net realized loss on investments and foreign currency related transactions	(76,929,587)	(45,255,770)	(6,344,094)	(12,078,161)	(16,108,451)

Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(207,551,508)	(75,408,491)	(12,958,381)	(14,949,739)	(17,351,974)
NET ASSETS	$302,385,327	$88,122,916	$14,833,656	$18,786,745	$13,466,606
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	9,450,000	3,100,000	500,000	700,000	600,000
Net asset value per share	$32.00	$28.43	$29.67	$26.84	$22.44

See Notes to Financial Statements.

WisdomTree International Dividend Funds	97

Statements of Assets and Liabilities (continued)

WisdomTree International Dividend Funds

March 31, 2009

	WisdomTree Japan Total Dividend Fund	WisdomTree Japan Equity Income Fund	WisdomTree Japan SmallCap Dividend Fund	WisdomTree Pacific ex-Japan Total Dividend Fund	WisdomTree Pacific ex-Japan Equity Income Fund
ASSETS:

Investments, at cost	$31,806,837	$30,404,506	$101,489,701	$68,599,521	$41,240,051

Foreign currency, at cost	34,932	40,172	97,561	336,214	249,993
Investments in securities, at value (including securities on loan) (Note 2)	18,923,346	21,030,570	68,541,737	36,517,138	21,031,945

Cash	—	—	82,471	—	—

Foreign currency, at value	34,591	39,793	96,644	339,774	249,020

Receivables:

Investment securities sold	54,614	22,210	183,252	973	2,840,572

Unrealized appreciation on foreign currency contracts	1,004	—	1	2	3,949

Dividends and interest	206,927	260,043	852,366	243,158	250,996

Foreign tax reclaims	—	—	—	89	—
Total Assets	19,220,482	21,352,616	69,756,471	37,101,134	24,376,482
LIABILITIES:
Due to foreign custodian	—	—	—	—	8,616

Payables:

Investment securities purchased	—	—	—	—	2,795,759

Unrealized depreciation on foreign currency contracts	95	152	656	732	3,411

Collateral for securities on loan (Note 2)	—	96,007	3,645,280	—	—

Advisory fees (Note 3)	7,862	11,051	32,179	14,182	9,635

Service fees (Note 2)	72	84	244	130	73
Total Liabilities	8,029	107,294	3,678,359	15,044	2,817,494
NET ASSETS	$19,212,453	$21,245,322	$66,078,112	$37,086,090	$21,558,988
NET ASSETS:

Paid-in capital	$34,547,566	$37,258,003	$106,740,416	$80,305,897	$53,337,451

Undistributed net investment income	202,032	238,931	779,958	166,898	181,506

Accumulated net realized loss on investments and foreign currency related transactions	(2,652,131)	(6,875,675)	(8,487,291)	(11,322,555)	(11,766,612)

Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(12,885,014)	(9,375,937)	(32,954,971)	(32,064,150)	(20,193,357)
NET ASSETS	$19,212,453	$21,245,322	$66,078,112	$37,086,090	$21,558,988
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	600,000	600,000	2,100,000	1,000,000	700,000
Net asset value per share	$32.02	$35.41	$31.47	$37.09	$30.80

See Notes to Financial Statements.

98	WisdomTree International Dividend Funds

Statements of Assets and Liabilities (continued)

WisdomTree International Dividend Funds

March 31, 2009

	WisdomTree International LargeCap Dividend Fund	WisdomTree International Dividend ex-Financials Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International SmallCap Dividend Fund	WisdomTree Emerging Markets Equity Income Fund
ASSETS:

Investments, at cost	$130,411,553	$207,202,389	$173,326,458	$467,605,856	$260,997,541

Foreign currency, at cost	483,633	210,461	266,802	2,411,072	622,381
Investments in securities, at value (including securities on loan) (Note 2)	78,058,350	104,672,887	87,332,649	240,721,238	175,777,314

Cash	—	—	—	—	30,096

Foreign currency, at value	491,804	211,393	267,793	2,414,779	621,960

Receivables:

Investment securities sold	24,205	2,809,002	170,293	254,597	562,769

Unrealized appreciation on foreign currency contracts	—	—	2,594	1,632	—

Dividends and interest	275,484	346,099	524,976	2,034,255	1,047,033

Foreign tax reclaims	110,931	264,101	99,406	164,165	—

Capital shares sold	—	—	—	—	6,803
Total Assets	78,960,774	108,303,482	88,397,711	245,590,666	178,045,975
LIABILITIES:

Payables:

Investment securities purchased	—	78,001	21,363	1,162,431	—

Unrealized depreciation on foreign currency contracts	1,377	270	602	4,278	149

Collateral for securities on loan (Note 2)	—	23,002	—	—	600,046

Capital shares redeemed	—	2,846,081	—	—	—

Advisory fees (Note 3)	30,672	50,754	41,838	116,301	90,311

Service fees (Note 2)	281	385	318	883	630
Total Liabilities	32,330	2,998,493	64,121	1,283,893	691,136
NET ASSETS	$78,928,444	$105,304,989	$88,333,590	$244,306,773	$177,354,839
NET ASSETS:

Paid-in capital	$152,620,439	$295,409,442	$209,427,889	$594,149,220	$281,573,025

Undistributed net investment income	431,313	108,563	389,124	1,642,627	786,207

Accumulated net realized loss on investments and foreign currency related transactions	(21,776,512)	(87,670,727)	(35,491,633)	(124,601,442)	(19,798,020)

Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(52,346,796)	(102,542,289)	(85,991,790)	(226,883,632)	(85,206,373)
NET ASSETS	$78,928,444	$105,304,989	$88,333,590	$244,306,773	$177,354,839
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,500,000	3,700,000	2,800,000	8,400,000	5,700,000
Net asset value per share	$31.57	$28.46	$31.55	$29.08	$31.11

See Notes to Financial Statements.

WisdomTree International Dividend Funds	99

Statements of Assets and Liabilities (concluded)

WisdomTree International Dividend Funds

March 31, 2009

	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Middle East Dividend Fund
ASSETS:

Investments, at cost	$77,015,413	$14,219,750

Foreign currency, at cost	790,793	54,027
Investments in securities, at value (including securities on loan) (Note 2)	50,397,513	7,647,270

Cash	47,868	—

Foreign currency, at value	790,036	54,105

Receivables:

Investment securities sold	239,810	3,071,809

Dividends and interest	334,052	144,439

Capital shares sold	5,138	26,683
Total Assets	51,814,417	10,944,306
LIABILITIES:

Payables:

Investment securities purchased	—	—

Unrealized depreciation on foreign currency contracts	115	—

Collateral for securities on loan (Note 2)	82,006	—

Capital shares redeemed	—	3,657,672

Advisory fees (Note 3)	25,936	6,183

Service fees (Note 2)	181	—

Other expenses	—	1,858
Total Liabilities	108,238	3,665,713
NET ASSETS	$51,706,179	$7,278,593
NET ASSETS:

Paid-in capital	$89,152,983	$16,692,931

Undistributed net investment income	151,662	187,348

Accumulated net realized loss on investments and foreign currency related transactions	(10,981,647)	(3,033,486)

Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(26,616,819)	(6,568,200)
NET ASSETS	$51,706,179	$7,278,593
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,100,000	600,004
Net asset value per share	$24.62	$12.13

See Notes to Financial Statements.

100	WisdomTree International Dividend Funds

Statements of Operations

WisdomTree International Dividend Funds

For the Year Ended March 31, 2009

	WisdomTree DEFA Fund	WisdomTree DEFA Equity Income Fund	WisdomTree Europe Total Dividend Fund	WisdomTree Europe Equity Income Fund	WisdomTree Europe SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$17,091,819	$9,496,812	$1,527,099	$1,923,680	$1,869,637

Interest	10,101	3,213	74	—	—

Net securities lending income (Note 2)	227,994	124,597	15,648	23,619	25,417
Total investment income	17,329,914	9,624,622	1,542,821	1,947,299	1,895,054
EXPENSES:

Advisory fees (Note 3)	1,848,890	953,597	149,014	196,526	166,054

Service fees (Note 2)	16,947	7,234	1,366	1,491	1,260
Total expenses	1,865,837	960,831	150,380	198,017	167,314
Net investment income	15,464,077	8,663,791	1,392,441	1,749,282	1,727,740
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(73,360,687)	(45,533,711)	(5,750,587)	(11,567,729)	(13,601,655)

In-kind redemptions	(1,046,431)	1,040,440	(3,015,127)	(5,653)	(1,564,303)

Foreign currency related transactions	(590,674)	(584,803)	(74,322)	(118,409)	5,985
Net realized loss	(74,997,792)	(45,078,074)	(8,840,036)	(11,691,791)	(15,159,973)
Net change in unrealized depreciation from:

Investment transactions	(184,587,872)	(61,442,423)	(12,614,763)	(12,394,752)	(8,951,571)

Translation of assets and liabilities denominated in foreign currencies	(8,213)	(18,365)	(8,319)	(4,534)	(37,912)
Net change in unrealized depreciation	(184,596,085)	(61,460,788)	(12,623,082)	(12,399,286)	(8,989,483)
Net realized and unrealized loss on investments	(259,593,877)	(106,538,862)	(21,463,118)	(24,091,077)	(24,149,456)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(244,129,800)	$(97,875,071)	$(20,070,677)	$(22,341,795)	$(22,421,716)
[1]	Net of foreign withholding tax of $1,722,716, $980,827, $188,810, $240,472 and $216,679, respectively.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	101

Statements of Operations (continued)

WisdomTree International Dividend Funds

For the Year Ended March 31, 2009

	WisdomTree Japan Total Dividend Fund	WisdomTree Japan Equity Income Fund	WisdomTree Japan SmallCap Dividend Fund	WisdomTree Pacific ex-Japan Total Dividend Fund	WisdomTree Pacific ex-Japan Equity Income Fund
INVESTMENT INCOME:

Dividends[1]	$534,997	$649,574	$1,625,335	$4,470,290	$2,774,078

Interest	97	192	919	3,136	5,461

Net securities lending income (Note 2)	1,089	5,108	111,143	30,809	17,138
Total investment income	536,183	654,874	1,737,397	4,504,235	2,796,677
EXPENSES:

Advisory fees (Note 3)	138,164	165,967	444,535	412,230	237,509

Service fees (Note 2)	1,266	1,259	3,372	3,778	1,802
Total expenses	139,430	167,226	447,907	416,008	239,311
Net investment income	396,753	487,648	1,289,490	4,088,227	2,557,366
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(2,435,891)	(6,086,210)	(7,606,443)	(11,871,368)	(13,602,554)

In-kind redemptions	(1,899,344)	(1,917,237)	4,442,999	(7,265,504)	579,403

Foreign currency related transactions	22,455	31,142	75,158	(87,483)	(106,624)
Net realized loss	(4,312,780)	(7,972,305)	(3,088,286)	(19,224,355)	(13,129,775)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(8,035,885)	(2,205,888)	(20,674,801)	(25,713,455)	(14,787,852)

Translation of assets and liabilities denominated in foreign currencies	(2,354)	(3,652)	(19,706)	33,484	29,987
Net change in unrealized depreciation	(8,038,239)	(2,209,540)	(20,694,507)	(25,679,971)	(14,757,865)
Net realized and unrealized loss on investments	(12,351,019)	(10,181,845)	(23,782,793)	(44,904,326)	(27,887,640)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,954,266)	$(9,694,197)	$(22,493,303)	$(40,816,099)	$(25,330,274)
[1]	Net of foreign withholding tax of $39,721, $48,867, $122,151, $37,423 and $37,538, respectively.

See Notes to Financial Statements.

102	WisdomTree International Dividend Funds

Statements of Operations (continued)

WisdomTree International Dividend Funds

For the Year Ended March 31, 2009

	WisdomTree International LargeCap Dividend Fund	WisdomTree International Dividend ex- Financials Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International SmallCap Dividend Fund	WisdomTree Emerging Markets Equity Income Fund
INVESTMENT INCOME:

Dividends[1]	$5,666,038	$15,452,038	$6,722,279	$17,791,600	$10,517,183

Interest	1,270	—	8,948	6,079	—

Net securities lending income (Note 2)	66,338	421,747	110,510	351,874	6,923
Total investment income	5,733,646	15,873,785	6,841,737	18,149,553	10,524,106
EXPENSES:

Advisory fees (Note 3)	565,944	1,419,403	904,766	2,152,738	1,185,419

Service fees (Note 2)	5,188	10,767	6,864	16,331	8,278
Total expenses	571,132	1,430,170	911,630	2,169,069	1,193,697
Net investment income	5,162,514	14,443,615	5,930,107	15,980,484	9,330,409
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(19,127,931)	(85,369,243)	(33,557,017)	(121,507,307)	(19,423,001)

In-kind redemptions	(2,766,934)	(2,490,579)	(12,913,301)	10,156,447	1,495,929

Foreign currency related transactions	(310,005)	(825,271)	(270,571)	(654,398)	(347,044)
Net realized loss	(22,204,870)	(88,685,093)	(46,740,889)	(112,005,258)	(18,274,116)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(52,810,418)	(81,139,563)	(59,882,558)	(157,144,362)	(84,030,528)

Translation of assets and liabilities denominated in foreign currencies	(1,610)	15,913	(34,414)	(157,951)	32,497
Net change in unrealized depreciation	(52,812,028)	(81,123,650)	(59,916,972)	(157,302,313)	(83,998,031)
Net realized and unrealized loss on investments	(75,016,898)	(169,808,743)	(106,657,861)	(269,307,571)	(102,272,147)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(69,854,384)	$(155,365,128)	$(100,727,754)	$(253,327,087)	$(92,941,738)
[1]	Net of foreign withholding tax of $607,815, $1,648,447, $625,189, $1,361,668 and $1,642,207, respectively.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	103

Statements of Operations (concluded)

WisdomTree International Dividend Funds

For the Year Ended March 31, 2009

	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Middle East Dividend Fund*
INVESTMENT INCOME:

Dividends[1]	$3,104,782	$307,762

Interest.	—	744

Net securities lending income (Note 2)	6,321	—
Total investment income	3,111,103	308,506
EXPENSES:

Advisory fees (Note 3)	349,344	55,970

Service fees (Note 2)	2,440	—

Custody/accounting	—	15,412

Legal	—	9,347

Audit/tax	—	25,879

Printing	—	2,719

Directors	—	5,966

Other	—	7,491
Total expenses	351,784	122,784
Expenses reimbursed (Note 3)	—	(49,990)
Net expenses	351,784	72,794
Net investment income	2,759,319	235,712
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(10,235,537)	(3,033,486)

In-kind redemptions	(112,381)	—

Foreign currency related transactions	(153,088)	(48,364)
Net realized loss	(10,501,006)	(3,081,850)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(23,542,686)	(6,572,480)

Translation of assets and liabilities denominated in foreign currencies	2,197	4,280
Net change in unrealized depreciation	(23,540,489)	(6,568,200)
Net realized and unrealized loss on investments	(34,041,495)	(9,650,050)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(31,282,176)	$(9,414,338)
*	Commencement of investment operations for the Middle East Dividend Fund is July 16, 2008.

[1]	Net of foreign withholding tax of $475,269 and $12,573, respectively.

See Notes to Financial Statements.

104	WisdomTree International Dividend Funds

Statements of Changes in Net Assets

WisdomTree International Dividend Funds

	WisdomTree DEFA Fund		WisdomTree DEFA Equity Income Fund		WisdomTree Europe Total Dividend Fund
	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$15,464,077	$7,518,034	$8,663,791	$8,265,649	$1,392,441	$1,259,697

Net realized gain (loss) on investments and foreign currency related transactions	(74,997,792)	(2,267,371)	(45,078,074)	5,498,296	(8,840,036)	774,106

Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(184,596,085)	(32,236,651)	(61,460,788)	(24,920,627)	(12,623,082)	(3,180,080)
Net decrease in net assets resulting from operations	(244,129,800)	(26,985,988)	(97,875,071)	(11,156,682)	(20,070,677)	(1,146,277)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(16,276,475)	(5,488,381)	(9,694,798)	(7,747,821)	(1,486,596)	(1,174,072)

Capital gains	—	(240)	—	—	—	—
Total dividends and distributions	(16,276,475)	(5,488,621)	(9,694,798)	(7,747,821)	(1,486,596)	(1,174,072)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	161,237,933	346,852,750	43,349,186	115,852,135	5,942,450	20,408,449

Cost of shares redeemed	(23,832,508)	(17,295,234)	(88,064,007)	(41,038,331)	(12,950,848)	(12,874,231)
Net increase (decrease) in net assets resulting from capital share transactions	137,405,425	329,557,516	(44,714,821)	74,813,804	(7,008,398)	7,534,218
Net Increase (Decrease) in Net Assets	(123,000,850)	297,082,907	(152,284,690)	55,909,301	(28,565,671)	5,213,869
NET ASSETS:

Beginning of year	$425,386,177	$128,303,270	$240,407,606	$184,498,305	$43,399,327	$38,185,458

End of year	$302,385,327	$425,386,177	$88,122,916	$240,407,606	$14,833,656	$43,399,327
Undistributed net investment income included in net assets at end of year	$1,453,194	$2,853,100	$129,136	$1,744,192	$83,144	$250,223
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	6,750,000	2,000,000	4,000,000	2,900,000	700,000	600,000

Shares created	3,150,000	5,000,000	900,000	1,700,000	100,000	300,000

Shares redeemed	(450,000)	(250,000)	(1,800,000)	(600,000)	(300,000)	(200,000)
Shares outstanding, end of year	9,450,000	6,750,000	3,100,000	4,000,000	500,000	700,000

See Notes to Financial Statements.

WisdomTree International Dividend Funds	105

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend Funds

	WisdomTree Europe Equity Income Fund		WisdomTree Europe SmallCap Dividend Fund		WisdomTree Japan Total Dividend Fund
	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,749,282	$1,792,372	$1,727,740	$3,413,206	$396,753	$522,602

Net realized gain (loss) on investments and foreign currency related transactions	(11,691,791)	2,456,461	(15,159,973)	9,524,717	(4,312,780)	968,250

Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(12,399,286)	(7,055,046)	(8,989,483)	(20,721,463)	(8,038,239)	(8,204,133)
Net decrease in net assets resulting from operations	(22,341,795)	(2,806,213)	(22,421,716)	(7,783,540)	(11,954,266)	(6,713,281)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(1,903,608)	(1,825,335)	(1,802,430)	(4,161,022)	(559,727)	(383,514)

Capital gains	—	(3,186)	—	(477,202)	—	—
Total dividends and distributions	(1,903,608)	(1,828,521)	(1,802,430)	(4,638,224)	(559,727)	(383,514)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	11,191,402	20,573,785	5,396,168	37,322,160	23,587,836	5,571,115

Cost of shares redeemed	(15,281,113)	(19,337,315)	(14,483,079)	(125,438,276)	(20,865,377)	(20,771,061)
Net increase (decrease) in net assets resulting from capital share transactions	(4,089,711)	1,236,470	(9,086,911)	(88,116,116)	2,722,459	(15,199,946)
Net Decrease in Net Assets	(28,335,114)	(3,398,264)	(33,311,057)	(100,537,880)	(9,791,534)	(22,296,741)
NET ASSETS:

Beginning of year	$47,121,859	$50,520,123	$46,777,663	$147,315,543	$29,003,987	$51,300,728

End of year	$18,786,745	$47,121,859	$13,466,606	$46,777,663	$19,212,453	$29,003,987
Undistributed net investment income included in net assets at end of year	$29,123	$301,476	$85,533	$154,107	$202,032	$337,759
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	800,000	800,000	800,000	2,100,000	600,000	900,000

Shares created	200,000	300,000	100,000	500,000	600,000	100,000

Shares redeemed	(300,000)	(300,000)	(300,000)	(1,800,000)	(600,000)	(400,000)
Shares outstanding, end of year	700,000	800,000	600,000	800,000	600,000	600,000

See Notes to Financial Statements.

106	WisdomTree International Dividend Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend Funds

	WisdomTree Japan Equity Income Fund		WisdomTree Japan SmallCap Dividend Fund		WisdomTree Pacific ex-Japan Total Dividend Fund
	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$487,648	$618,395	$1,289,490	$1,151,582	$4,088,227	$5,512,629

Net realized gain (loss) on investments and foreign currency related transactions	(7,972,305)	986,663	(3,088,286)	1,193,067	(19,224,355)	17,489,222

Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(2,209,540)	(10,277,807)	(20,694,507)	(14,365,955)	(25,679,971)	(12,592,870)
Net increase (decrease) in net assets resulting from operations	(9,694,197)	(8,672,749)	(22,493,303)	(12,021,306)	(40,816,099)	10,408,981
DIVIDENDS:

Net investment income	(623,658)	(784,915)	(1,401,224)	(918,313)	(5,131,577)	(4,868,243)
Total dividends	(623,658)	(784,915)	(1,401,224)	(918,313)	(5,131,577)	(4,868,243)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	34,446,745	40,032,961	89,524,062	23,907,075	11,716,010	153,646,234

Cost of shares redeemed	(32,637,287)	(95,890,444)	(74,851,551)	(35,086,783)	(74,690,124)	(87,508,588)
Net increase (decrease) in net assets resulting from capital share transactions	1,809,458	(55,857,483)	14,672,511	(11,179,708)	(62,974,114)	66,137,646
Net Increase (Decrease) in Net Assets	(8,508,397)	(65,315,147)	(9,222,016)	(24,119,327)	(108,921,790)	71,678,384
NET ASSETS:

Beginning of year	$29,753,719	$95,068,866	$75,300,128	$99,419,455	$146,007,880	$74,329,496

End of year	$21,245,322	$29,753,719	$66,078,112	$75,300,128	$37,086,090	$146,007,880
Undistributed net investment income included in net assets at end of year	$238,931	$336,155	$779,958	$809,016	$166,898	$1,296,973
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	600,000	1,600,000	1,700,000	1,900,000	2,000,000	1,100,000

Shares created	800,000	700,000	2,400,000	500,000	200,000	2,000,000

Shares redeemed	(800,000)	(1,700,000)	(2,000,000)	(700,000)	(1,200,000)	(1,100,000)
Shares outstanding, end of year	600,000	600,000	2,100,000	1,700,000	1,000,000	2,000,000

See Notes to Financial Statements.

WisdomTree International Dividend Funds	107

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend Funds

	WisdomTree Pacific ex-Japan Equity Income Fund		WisdomTree International LargeCap Dividend Fund		WisdomTree International Dividend ex-Financials Fund
	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$2,557,366	$4,461,046	$5,162,514	$3,855,138	$14,443,615	$13,519,358

Net realized gain (loss) on investments and foreign currency related transactions	(13,129,775)	6,377,841	(22,204,870)	(1,933,751)	(88,685,093)	12,109,246

Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(14,757,865)	(12,074,415)	(52,812,028)	(6,766,866)	(81,123,650)	(44,615,205)
Net decrease in net assets resulting from operations	(25,330,274)	(1,235,528)	(69,854,384)	(4,845,479)	(155,365,128)	(18,986,601)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(3,396,394)	(4,520,878)	(5,333,253)	(3,447,145)	(16,564,667)	(12,188,598)

Capital gains	—	(180,947)	—	—	—	—
Total dividends and distributions	(3,396,394)	(4,701,825)	(5,333,253)	(3,447,145)	(16,564,667)	(12,188,598)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	19,158,117	50,632,968	22,669,776	82,132,069	67,590,960	278,483,343

Cost of shares redeemed	(25,838,928)	(74,934,514)	(23,212,075)	(6,749,879)	(180,841,245)	(135,566,511)
Net increase (decrease) in net assets resulting from capital share transactions	(6,680,811)	(24,301,546)	(542,299)	75,382,190	(113,250,285)	142,916,832
Net Increase (Decrease) in Net Assets	(35,407,479)	(30,238,899)	(75,729,936)	67,089,566	(285,180,080)	111,741,633
NET ASSETS:

Beginning of year	$56,966,467	$87,205,366	$154,658,380	$87,568,814	$390,485,069	$278,743,436

End of year	$21,558,988	$56,966,467	$78,928,444	$154,658,380	$105,304,989	$390,485,069
Undistributed net investment income included in net assets at end of year	$181,506	$1,127,104	$431,313	$911,152	$108,563	$3,054,886
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	900,000	1,300,000	2,500,000	1,400,000	6,100,000	4,200,000

Shares created	300,000	700,000	500,000	1,200,000	1,100,000	3,900,000

Shares redeemed	(500,000)	(1,100,000)	(500,000)	(100,000)	(3,500,000)	(2,000,000)
Shares outstanding, end of year	700,000	900,000	2,500,000	2,500,000	3,700,000	6,100,000

See Notes to Financial Statements.

108	WisdomTree International Dividend Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend Funds

	WisdomTree International MidCap Dividend Fund		WisdomTree International SmallCap Dividend Fund		WisdomTree Emerging Markets Equity Income Fund
	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2009	For the Period July 13, 2007* through March 31, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$5,930,107	$7,047,605	$15,980,484	$14,098,203	$9,330,409	$2,395,869

Net realized gain (loss) on investments and foreign currency related transactions	(46,740,889)	14,466,460	(112,005,258)	13,814,111	(18,274,116)	(290,292)

Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(59,916,972)	(38,272,072)	(157,302,313)	(91,341,062)	(83,998,031)	(1,208,342)
Net increase (decrease) in net assets resulting from operations	(100,727,754)	(16,758,007)	(253,327,087)	(63,428,748)	(92,941,738)	897,235
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(6,683,004)	(6,337,642)	(17,493,804)	(12,285,036)	(9,437,988)	(1,268,919)

Capital gains	—	(427,245)	—	(516,519)	—	—
Total dividends and distributions	(6,683,004)	(6,764,887)	(17,493,804)	(12,801,555)	(9,437,988)	(1,268,919)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	40,945,171	206,685,452	97,916,304	363,319,045	137,978,782	166,184,876

Cost of shares redeemed	(64,304,797)	(132,947,933)	(65,549,182)	(102,643,696)	(24,057,509)	—
Net increase (decrease) in net assets resulting from capital share transactions	(23,359,626)	73,737,519	32,367,122	260,675,349	113,921,273	166,184,876
Net Increase (Decrease) in Net Assets	(130,770,384)	50,214,625	(238,453,769)	184,445,046	11,541,547	165,813,192
NET ASSETS:

Beginning of period	$219,103,974	$168,889,349	$482,760,542	$298,315,496	$165,813,292	$100

End of period	$88,333,590	$219,103,974	$244,306,773	$482,760,542	$177,354,839	$165,813,292
Undistributed net investment income included in net assets at end of period	$389,124	$1,371,967	$1,642,627	$3,783,074	$786,207	$1,228,203
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	3,500,000	2,500,000	7,900,000	4,400,000	3,200,002	—

Shares created	700,000	2,900,000	1,800,000	5,100,000	3,000,000	3,200,002

Shares redeemed	(1,400,000)	(1,900,000)	(1,300,000)	(1,600,000)	(500,002)	—
Shares outstanding, end of period	2,800,000	3,500,000	8,400,000	7,900,000	5,700,000	3,200,002
*	Commencement of investment operations.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	109

Statements of Changes in Net Assets (concluded)

WisdomTree International Dividend Funds

	WisdomTree Emerging Markets SmallCap Dividend Fund		WisdomTree Middle East Dividend Fund
	For the Year Ended March 31, 2009	For the Period October 30, 2007* through March 31, 2008	For the Period July 16, 2008* through March 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$2,759,319	$285,373	$235,712

Net realized gain (loss) on investments and foreign currency related transactions	(10,501,006)	(813,422)	(3,081,850)

Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(23,540,489)	(3,076,330)	(6,568,200)
Net decrease in net assets resulting from operations	(31,282,176)	(3,604,379)	(9,414,338)
DIVIDENDS:

Net investment income	(2,648,831)	(33,677)	—
Total dividends	(2,648,831)	(33,677)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	44,020,889	56,379,470	20,350,628

Cost of shares redeemed	(11,125,217)	—	(3,657,697)
Net increase in net assets resulting from capital share transactions	32,895,672	56,379,470	16,692,931
Net Increase (decrease) in Net Assets	(1,035,335)	52,741,414	7,278,593
NET ASSETS:

Beginning of period	$52,741,514	$100	$—

End of period	$51,706,179	$52,741,514	$7,278,593
Undistributed net investment income included in net assets at end of period	$151,662	$159,265	$187,348
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,200,002	—	—

Shares created	1,300,000	1,200,002	900,004

Shares redeemed	(400,002)	—	(300,000)
Shares outstanding, end of period	2,100,000	1,200,002	600,004
*	Commencement of investment operations.

See Notes to Financial Statements.

110	WisdomTree International Dividend Funds

Financial Highlights

WisdomTree International Dividend Funds

March 31, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree DEFA Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$63.02	$64.15	$49.94
Investment operations:
Net investment income[2]	1.89	1.70	0.86
Net realized and unrealized gain (loss)	(31.04)	(1.92)	13.58
Total from investment operations	(29.15)	(0.22)	14.44
Dividends and distributions to shareholders:
Net investment income	(1.87)	(0.91)	(0.21)
Capital gains	—	(0.00)[3]	(0.02)
Total dividends and distributions to shareholders	(1.87)	(0.91)	(0.23)
Net asset value, end of period	$32.00	$63.02	$64.15

TOTAL RETURN[4]	(46.61)%	(0.44)%	28.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$302,385	$425,386	$128,303
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.48%	0.48%	0.48%[5]
Expenses, prior to expense reimbursements/waivers	0.48%	0.48%	0.51%[5]
Net investment income	4.01%	2.54%	1.97%[5]
Portfolio turnover rate[6]	30%	10%	11%

WisdomTree DEFA Equity Income Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$60.10	$63.62	$49.77
Investment operations:
Net investment income[2]	2.45	2.20	1.19
Net realized and unrealized gain (loss)	(31.09)	(3.78)	12.94
Total from investment operations	(28.64)	(1.58)	14.13
Dividends to shareholders:
Net investment income	(3.03)	(1.94)	(0.28)
Total dividends to shareholders	(3.03)	(1.94)	(0.28)
Net asset value, end of period	$28.43	$60.10	$63.62

TOTAL RETURN[4]	(48.27)%	(2.72)%	28.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$88,123	$240,408	$184,498
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%[5]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.61%[5]
Net investment income	5.27%	3.32%	2.71%[5]
Portfolio turnover rate[6]	40%	16%	19%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	111

Financial Highlights (continued)

WisdomTree International Dividend Funds

March 31, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Total Dividend Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$62.00	$63.64	$49.95
Investment operations:
Net investment income[2]	2.15	1.71	0.73
Net realized and unrealized gain (loss)	(32.00)	(1.88)	13.17
Total from investment operations	(29.85)	(0.17)	13.90
Dividends and distributions to shareholders:
Net investment income	(2.48)	(1.47)	(0.21)
Capital gains	—	—	(0.00)[3]
Total dividends and distributions to shareholders	(2.48)	(1.47)	(0.21)
Net asset value, end of period	$29.67	$62.00	$63.64

TOTAL RETURN[4]	(48.70)%	(0.43)%	27.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$14,834	$43,399	$38,185
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.48%	0.48%	0.48%[5]
Expenses, prior to expense reimbursements/waivers	0.48%	0.48%	0.58%[5]
Net investment income	4.49%	2.55%	1.71%[5]
Portfolio turnover rate[6]	35%	15%	24%

WisdomTree Europe Equity Income Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$58.90	$63.15	$49.83
Investment operations:
Net investment income[2]	2.32	2.16	1.09
Net realized and unrealized gain (loss)	(31.66)	(4.38)	12.55
Total from investment operations	(29.34)	(2.22)	13.64
Dividends and distributions to shareholders:
Net investment income	(2.72)	(2.03)	(0.32)
Capital gains	—	(0.00)[3]	—
Total dividends and distributions to shareholders	(2.72)	(2.03)	(0.32)
Net asset value, end of period	$26.84	$58.90	$63.15

TOTAL RETURN[4]	(50.56)%	(3.76)%	27.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$18,787	$47,122	$50,520
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%[5]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.65%[5]
Net investment income	5.16%	3.32%	2.44%[5]
Portfolio turnover rate[6]	47%	21%	24%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]	Amount represents less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

112	WisdomTree International Dividend Funds

Financial Highlights (continued)

WisdomTree International Dividend Funds

March 31, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe SmallCap Dividend Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$58.47	$70.15	$50.42
Investment operations:
Net investment income[2]	2.50	2.32	1.31
Net realized and unrealized gain (loss)	(35.53)	(9.78)	18.89
Total from investment operations	(33.03)	(7.46)	20.20
Dividends to shareholders:
Net investment income	(3.00)	(4.22)	(0.47)
Total dividends to shareholders	(3.00)	(4.22)	(0.47)
Net asset value, end of period	$22.44	$58.47	$70.15

TOTAL RETURN[3]	(56.75)%	(10.72)%	40.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$13,467	$46,778	$147,316
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.62%[4]
Net investment income	6.03%	3.33%	2.99%[4]
Portfolio turnover rate[5]	63%	22%	47%

WisdomTree Japan Total Dividend Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$48.34	$57.00	$50.32
Investment operations:
Net investment income[2]	0.57	0.64	0.56
Net realized and unrealized gain (loss)	(16.09)	(8.82)	6.33
Total from investment operations	(15.52)	(8.18)	6.89
Dividends to shareholders:
Net investment income	(0.80)	(0.48)	(0.21)
Total dividends to shareholders	(0.80)	(0.48)	(0.21)
Net asset value, end of period	$32.02	$48.34	$57.00

TOTAL RETURN[3]	(32.36)%	(14.39)%	13.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$19,212	$29,004	$51,301
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.48%	0.48%	0.48%[4]
Expenses, prior to expense reimbursements	0.48%	0.48%	0.54%[4]
Net investment income	1.38%	1.17%	1.40%[4]
Portfolio turnover rate[5]	11%	1%	6%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	113

Financial Highlights (continued)

WisdomTree International Dividend Funds

March 31, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Equity Income Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$49.59	$59.42	$50.14
Investment operations:
Net investment income[2]	0.75	0.65	1.18
Net realized and unrealized gain (loss)	(13.89)	(9.50)	8.44
Total from investment operations	(13.14)	(8.85)	9.62
Dividends to shareholders:
Net investment income	(1.04)	(0.98)	(0.34)
Total dividends to shareholders	(1.04)	(0.98)	(0.34)
Net asset value, end of period	$35.41	$49.59	$59.42

TOTAL RETURN[3]	(26.84)%	(14.96)%	19.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$21,245	$29,754	$95,069
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements	0.58%	0.58%	0.64%[4]
Net investment income	1.70%	1.18%	3.00%[4]
Portfolio turnover rate[5]	47%	1%	6%

WisdomTree Japan SmallCap Dividend Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$44.29	$52.33	$50.69
Investment operations:
Net investment income[2]	0.64	0.69	0.95
Net realized and unrealized gain (loss)	(12.97)	(8.12)	0.74
Total from investment operations	(12.33)	(7.43)	1.69
Dividends to shareholders:
Net investment income	(0.49)	(0.61)	(0.05)
Total dividends to shareholders	(0.49)	(0.61)	(0.05)
Net asset value, end of period	$31.47	$44.29	$52.33

TOTAL RETURN[3]	(27.98)%	(14.23)%	3.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$66,078	$75,300	$99,419
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.64%[4]
Net investment income	1.68%	1.44%	2.75%[4]
Portfolio turnover rate[5]	16%	3%	25%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

114	WisdomTree International Dividend Funds

Financial Highlights (continued)

WisdomTree International Dividend Funds

March 31, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Pacific ex-Japan Total Dividend Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$73.00	$67.57	$49.71
Investment operations:
Net investment income[2]	2.86	2.69	1.40
Net realized and unrealized gain (loss)	(34.08)	4.61	16.85
Total from investment operations	(31.22)	7.30	18.25
Dividends to shareholders:
Net investment income	(4.69)	(1.87)	(0.39)
Total dividends to shareholders	(4.69)	(1.87)	(0.39)
Net asset value, end of period	$37.09	$73.00	$67.57

TOTAL RETURN[3]	(42.77)%	(10.58)%	36.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$37,086	$146,008	$74,329
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.48%	0.48%	0.48%[4]
Expenses, prior to expense reimbursements	0.48%	0.48%	0.54%[4]
Net investment income	4.76%	3.42%	3.31%[4]
Portfolio turnover rate[5]	31%	12%	21%

WisdomTree Pacific ex-Japan Equity Income Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$63.30	$67.08	$49.02
Investment operations:
Net investment income[2]	3.00	3.24	2.18
Net realized and unrealized gain (loss)	(31.22)	(3.40)	16.40
Total from investment operations	(28.22)	(0.16)	18.58
Dividends and distributions to shareholders:
Net investment income	(4.28)	(3.48)	(0.52)
Capital gains	—	(0.14)	—
Total dividends and distributions to shareholders	(4.28)	(3.62)	(0.52)
Net asset value, end of period	$30.80	$63.30	$67.08

TOTAL RETURN[3]	(44.42)%	(0.69)%	38.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$21,559	$56,966	$87,205
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.63%[4]
Net investment income	6.25%	4.42%	5.11%[4]
Portfolio turnover rate[5]	55%	16%	7%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	115

Financial Highlights (continued)

WisdomTree International Dividend Funds

March 31, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International LargeCap Dividend Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$61.86	$62.55	$49.86
Investment operations:
Net investment income[2]	2.11	1.80	0.85
Net realized and unrealized gain (loss)	(29.98)	(1.11)	12.14
Total from investment operations	(27.87)	0.69	12.99
Dividends to shareholders:
Net investment income	(2.42)	(1.38)	(0.30)
Total dividends to shareholders	(2.42)	(1.38)	(0.30)
Net asset value, end of period	$31.57	$61.86	$62.55

TOTAL RETURN[3]	(45.57)%	0.93%	26.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$78,928	$154,658	$87,569
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.48%	0.48%	0.48%[4]
Expenses, prior to expense reimbursements/waivers	0.48%	0.48%	0.52%[4]
Net investment income	4.38%	2.69%	1.99%[4]
Portfolio turnover rate[5]	30%	15%	8%

WisdomTree International Dividend ex-Financials Fund†	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$64.01	$66.37	$49.77
Investment operations:
Net investment income[2]	2.93	2.29	1.03
Net realized and unrealized gain (loss)	(34.43)	(2.86)	15.80
Total from investment operations	(31.50)	(0.57)	16.83
Dividends and distributions to shareholders:
Net investment income	(4.05)	(1.79)	(0.22)
Capital gains	—	—	(0.01)
Total dividends and distributions to shareholders	(4.05)	(1.79)	(0.23)
Net asset value, end of period	$28.46	$64.01	$66.37

TOTAL RETURN[3]	(49.95)%	(1.05)%	33.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$105,305	$390,485	$278,743
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.60%[4]
Net investment income	5.90%	3.28%	2.30%[4]
Portfolio turnover rate[5]	55%	24%	8%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

†	Formerly WisdomTree International Dividend Top 100 Fund; data presented is under former strategy.

See Notes to Financial Statements.

116	WisdomTree International Dividend Funds

Financial Highlights (continued)

WisdomTree International Dividend Funds

March 31, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International MidCap Dividend Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$62.60	$67.56	$50.13
Investment operations:
Net investment income[2]	1.82	1.92	1.08
Net realized and unrealized gain (loss)	(30.64)	(4.95)	16.73
Total from investment operations	(28.82)	(3.03)	17.81
Dividends and distributions to shareholders:
Net investment income	(2.23)	(1.81)	(0.38)
Capital gains	—	(0.12)	—
Total dividends and distributions to shareholders	(2.23)	(1.93)	(0.38)
Net asset value, end of period	$31.55	$62.60	$67.56

TOTAL RETURN[3]	(46.43)%	(4.61)%	35.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$88,334	$219,104	$168,889
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.61%[4]
Net investment income	3.80%	2.76%	2.53%[4]
Portfolio turnover rate[5]	32%	18%	44%

WisdomTree International SmallCap Dividend Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$61.11	$67.80	$50.35
Investment operations:
Net investment income[2]	1.91	1.86	1.43
Net realized and unrealized gain (loss)	(31.83)	(7.08)	16.28
Total from investment operations	(29.92)	(5.22)	17.71
Dividends and distributions to shareholders:
Net investment income	(2.11)	(1.41)	(0.26)
Capital gains	—	(0.06)	—
Total dividends and distributions to shareholders	(2.11)	(1.47)	(0.26)
Net asset value, end of period	$29.08	$61.11	$67.80

TOTAL RETURN[3]	(49.23)%	(7.79)%	35.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$244,307	$482,761	$298,315
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.60%[4]
Net investment income	4.31%	2.71%	3.33%[4]
Portfolio turnover rate[5]	43%	17%	39%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	117

Financial Highlights (continued)

WisdomTree International Dividend Funds

March 31, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Equity Income Fund	For the Year Ended March 31, 2009	For the Period July 13, 2007[1] through March 31, 2008
Net asset value, beginning of period	$51.82	$50.68
Investment operations:
Net investment income[2]	2.01	1.12
Net realized and unrealized gain (loss)	(20.76)	0.51
Total from investment operations	(18.75)	1.63
Dividends to shareholders:
Net investment income	(1.96)	(0.49)
Total dividends to shareholders	(1.96)	(0.49)
Net asset value, end of period	$31.11	$51.82

TOTAL RETURN[3]	(36.21)%	3.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$177,355	$165,813
Ratio to average net assets of:
Net expenses	0.63%	0.63%[4]
Net investment income	4.96%	3.18%[4]
Portfolio turnover rate[5]	67%	3%

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Year Ended March 31, 2009	For the Period October 30, 2007[1] through March 31, 2008
Net asset value, beginning of period	$43.95	$51.50
Investment operations:
Net investment income[2]	1.56	0.37
Net realized and unrealized loss	(19.57)	(7.87)
Total from investment operations	(18.01)	(7.50)
Dividends to shareholders:
Net investment income	(1.32)	(0.05)
Total dividends to shareholders	(1.32)	(0.05)
Net asset value, end of period	$24.62	$43.95

TOTAL RETURN[3]	(40.81)%	(14.57)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$51,706	$52,742
Ratio to average net assets of:
Net expenses	0.63%	0.63%[4]
Net investment income	4.98%	1.99%[4]
Portfolio turnover rate[5]	64%	6%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not be reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

118	WisdomTree International Dividend Funds

Financial Highlights (concluded)

WisdomTree International Dividend Funds

March 31, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Middle East Dividend Fund	For the Period July 16, 2008[1] through March 31, 2009
Net asset value, beginning of period	$24.59
Investment operations:
Net investment income[2]	0.32
Net realized and unrealized loss	(12.78)
Total from investment operations	(12.46)
Net asset value, end of period	$12.13

TOTAL RETURN[3]	(50.67)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$7,279
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.88%[4]
Expenses, prior to expense reimbursements/waivers	1.49%[4]
Net investment income	2.86%[4]
Portfolio turnover rate[5]	26%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not be reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	119

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of March 31, 2009, the Trust offered 50 investment funds (each a “Fund,” collectively, the “Funds”). The Funds described herein, commenced operations on June 16, 2006, with the exception of WisdomTree Emerging Markets Equity Income Fund, WisdomTree Emerging Markets SmallCap Dividend Fund and WisdomTree Middle East Dividend Fund which commenced operations on July 13, 2007, October 30, 2007 and July 16, 2008, respectively.

These financial statements relate only to the WisdomTree DEFA Fund (“DEFA Fund”), WisdomTree DEFA Equity Income Fund, formerly WisdomTree DEFA High-Yielding Equity Fund (“DEFA Equity Income Fund”), WisdomTree Europe Total Dividend Fund (“Europe Total Dividend Fund”), WisdomTree Europe Equity Income Fund, formerly WisdomTree Europe High-Yielding Equity Fund (“Europe Equity Income Fund”), WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”), WisdomTree Japan Total Dividend Fund (“Japan Total Dividend Fund”), WisdomTree Japan Equity Income Fund, formerly WisdomTree Japan High-Yielding Equity Fund (“Japan Equity Income Fund”), WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”), WisdomTree Pacific ex-Japan Total Dividend Fund (“Pacific ex-Japan Total Dividend Fund”), WisdomTree Pacific ex-Japan Equity Income Fund, formerly WisdomTree Pacific ex-Japan High-Yielding Equity Fund (“Pacific ex-Japan Equity Income Fund”), WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”), WisdomTree International Dividend ex-Financials Fund, formerly the WisdomTree International Dividend Top 100 Fund (“International Dividend ex-Financials Fund”), WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”), WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”), WisdomTree Emerging Markets Equity Income Fund, formerly WisdomTree Emerging Markets High-Yielding Equity Fund (“Emerging Markets Equity Income Fund”), WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”), and WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”), together the “International Dividend Funds”.

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). Each Fund described herein is considered to be non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates — The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The Net Asset Value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Fair Value Measurement — Effective April 1, 2008, the Funds adopted Financial Accounting (“FAS 157”), Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

120	WisdomTree International Dividend Funds

Notes to Financial Statements (continued)

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumption in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict and acts of terrorism.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing each Fund’s assets carried at fair value:

Fund	Level 1 — Quoted Prices Valuation Inputs	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
DEFA Fund	$296,555,543	$2,930,558	$90,390	$299,576,491
DEFA Equity Income Fund	86,523,657	863,728	83,193	87,470,578
Europe Total Dividend Fund	14,619,302	471,565	3,898	15,094,765
Europe Equity Income Fund	18,289,078	839,116	12,272	19,140,466
Europe SmallCap Dividend Fund	13,358,517	116,642	34,069	13,509,228
Japan Total Dividend Fund	18,647,738	275,608	—	18,923,346
Japan Equity Income Fund	20,748,350	282,220	—	21,030,570
Japan SmallCap Dividend Fund	64,368,247	4,173,490	—	68,541,737
Pacific ex-Japan Total Dividend Fund	36,074,880	339,348	102,910	36,517,138
Pacific ex-Japan Equity Income Fund	20,949,080	—	82,865	21,031,945
International LargeCap Dividend Fund	77,252,074	806,276	—	78,058,350
International Dividend Top 100 Fund	104,219,865	453,022	—	104,672,887
International MidCap Dividend Fund	86,877,760	399,312	55,963	87,332,649
International SmallCap Dividend Fund	238,877,760	636,027	1,207,451	240,721,238
Emerging Markets Equity Income Fund	173,543,146	2,234,168	—	175,777,314
Emerging Markets SmallCap Dividend Fund	50,302,571	94,942	—	50,397,513
Middle East Dividend Fund	7,466,647	32,680	147,943	7,647,270

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DEFA Fund	Investments in Securities
Balance as of April 1, 2008	$629,610
Realized gain (loss)	(739,406)
Change in unrealized appreciation (depreciation)	33,085
Net purchases (sales)	167,101
Transfers in/out	—
Balance as of March 31, 2009	$90,390

DEFA Equity Income Fund	Investments in Securities
Balance as of April 1, 2008	$14,863
Realized gain (loss)	(117,465)
Change in unrealized appreciation (depreciation)	(183,492)
Net purchases (sales)	57,278
Transfers in/out	312,009
Balance as of March 31, 2009	$83,193

WisdomTree International Dividend Funds	121

Notes to Financial Statements (continued)

Europe Total Dividend Fund	Investments in Securities
Balance as of April 1, 2008	$30,693
Realized gain (loss)	(39,963)
Change in unrealized appreciation (depreciation)	(20,526)
Net purchases (sales)	(1,728)
Transfers in/out	35,422
Balance as of March 31, 2009	$3,898

Europe Equity Income Fund	Investments in Securities
Balance as of April 1, 2008	$—
Realized gain (loss)	(9,210)
Change in unrealized appreciation (depreciation)	(83,523)
Net purchases (sales)	(4,608)
Transfers in/out	109,613
Balance as of March 31, 2009	$12,272

Europe SmallCap Dividend Fund	Investments in Securities
Balance as of April 1, 2008	$71,946
Realized gain (loss)	(164,813)
Change in unrealized appreciation (depreciation)	(153,067)
Net purchases (sales)	(247,911)
Transfers in/out	527,914
Balance as of March 31, 2009	$34,069

Pacific ex-Japan Total Dividend Fund	Investments in Securities
Balance as of April 1, 2008	$529,899
Realized gain (loss)	(607,077)
Change in unrealized appreciation (depreciation)	153,015
Net purchases (sales)	(3,493)
Transfers in/out	30,566
Balance as of March 31, 2009	$102,910

Pacific ex-Japan Equity Income Fund	Investments in Securities
Balance as of April 1, 2008	$77,602
Realized gain (loss)	(417,948)
Change in unrealized appreciation (depreciation)	250,969
Net purchases (sales)	172,242
Transfers in/out	—
Balance as of March 31, 2009	$82,865

International Midcap Dividend Fund	Investments in Securities
Balance as of April 1, 2008	$—
Realized gain (loss)	(513,182)
Change in unrealized appreciation (depreciation)	63,411
Net purchases (sales)	405,802
Transfers in/out	99,932
Balance as of March 31, 2009	$55,963

122	WisdomTree International Dividend Funds

Notes to Financial Statements (continued)

International SmallCap Dividend Fund	Investments in Securities
Balance as of April 1, 2008	$3,460,371
Realized gain (loss)	(2,317,806)
Change in unrealized appreciation (depreciation)	(1,574,188)
Net purchases (sales)	(932,057)
Transfers in/out	2,571,131
Balance as of March 31, 2009	$1,207,451

Emerging Markets Equity Income Fund	Investments in Securities
Balance as of April 1, 2008	$135,721
Realized gain (loss)	27,470
Change in unrealized appreciation (depreciation)	(9,470)
Net purchases (sales)	(153,721)
Transfers in/out	—
Balance as of March 31, 2009	$—

Emerging Markets SmallCap Dividend Fund	Investments in Securities
Balance as of April 1, 2008	$195,115
Realized gain (loss)	39,699
Change in unrealized appreciation (depreciation)	(6,835)
Net purchases (sales)	(227,979)
Transfers in/out	—
Balance as of March 31, 2009	$—

Middle East Dividend Fund	Investments in Securities
Balance as of April 1, 2008	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(151,282)
Net purchases (sales)	299,225
Transfers in/out	—
Balance as of March 31, 2009	$147,943

Investment Transactions — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on foreign currency transactions in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

Investment Income — Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses/Reimbursements — WisdomTree Asset Management, Inc. (“WTAM”) has agreed to pay all expenses of the Funds (other than the Middle East Dividend Fund), except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of chief compliance officer (“CCO”) services to the Funds (other than the Middle East Dividend Fund), and is liable and responsible for, and administers, payments to the CCO, the

WisdomTree International Dividend Funds	123

Notes to Financial Statements (continued)

Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund, of up to 0.0044% of each Fund’s average daily net assets. Trustees fees, which are included in Service Fees on the Statements of Operations, of $397,376 have been paid on behalf of the Funds of the Trust to the Independent Trustees for the year ended March 31, 2009. Expenses in excess of 0.0044% were paid by WTAM. WTAM has agreed to limit the total expenses of the Middle East Dividend Fund to 0.88% through March 31, 2009 and waived $49,990 for the same period.

Currency Transactions — The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Transactions — A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. Dollar or each other.

Fluctuations in the value of open forward contracts are recorded for book purposes as unrealized gains or losses on forward foreign currency contracts by the Funds. Realized gains and losses on forward foreign currency contracts include net gains or losses recognized by the Funds on contracts which have matured.

The following forward currency exchange contracts were open at March 31, 2009:

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
DEFA Fund	04/01/09	SGD	2,371	USD	1,566	$6
	04/02/09	EUR	5,526	USD	7,275	(62)
	04/02/09	EUR	304,634	USD	403,000	(1,462)
	04/02/09	AUD	350,953	USD	243,000	(842)
	04/02/09	CHF	165,808	USD	145,000	(823)
	04/02/09	GBP	110,474	USD	158,000	(348)
	04/03/09	SGD	1,568	USD	1,031	—
	04/03/09	JPY	8,562,586	USD	86,693	1
	04/03/09	EUR	4,182	USD	5,552	—
						$(3,530)
DEFA Equity Income Fund	4/02/09	AUD	115,540	USD	80,000	$(277)
	4/02/09	EUR	678	USD	892	(8)
	4/03/09	JPY	2,759,842	USD	27,943	—
	4/03/09	EUR	512	USD	680	—
						$(285)
Europe Equity Income Fund	4/2/09	GBP	13,984	USD	20,000	$(44)
Europe Total Dividend Fund	4/02/09	EUR	291	USD	383	$(3)
	4/03/09	EUR	222	USD	295	—
						$(3)
Europe SmallCap Dividend Fund	4/02/09	EUR	1,851	USD	2,437	$(21)
	4/02/09	SEK	41,368	USD	5,000	(4)
	4/02/09	EUR	14,363	USD	19,000	(68)
	4/02/09	GBP	7,551	USD	10,800	(24)
	4/02/09	GBP	195	USD	280	—
	4/02/09	EUR	1,405	USD	1,865	—
	4/02/09	USD	1,508	DKK	8,529	13
	4/02/09	USD	14,083	EUR	10,698	120
	4/02/09	USD	44,700	EUR	33,954	380
	4/02/09	USD	92,974	GBP	65,526	947
	4/02/09	USD	10,039	NOK	68,534	111
	4/02/09	USD	24,922	SEK	207,741	205
						$1,659

124	WisdomTree International Dividend Funds

Notes to Financial Statements (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Japan Total Dividend Fund	4/02/09	JPY	5,181,926	USD	53,469	$1,004
	4/02/09	JPY	1,984,800	USD	20,000	(95)
	4/02/09	JPY	212,296	USD	2,149	—
						$909
Japan Equity Income Fund	4/02/09	JPY	3,175,680	USD	32,000	$(152)
	4/03/09	JPY	2,193,721	USD	22,210	—
						$(152)
Japan SmallCap Dividend Fund	4/02/09	JPY	13,695,120	USD	138,000	$(656)
	4/03/09	JPY	9,977,889	USD	101,022	1
						$(655)
Pacific ex-Japan Total Dividend Fund	4/01/09	SGD	890	USD	588	$2
	4/02/09	AUD	223,859	USD	155,000	(537)
	4/02/09	HKD	387,510	USD	50,000	(1)
	4/02/09	NZD	70,423	USD	40,000	(194)
	4/03/09	SGD	588	USD	388	—
						$(730)
Pacific ex-Japan Equity Income Fund	4/01/09	USD	1,842,937	AUD	2,653,808	$929
	4/01/09	AUD	4,088,330	USD	2,838,936	(1,635)
	4/01/09	USD	458,057	NZD	802,202	(201)
	4/01/09	USD	276,209	SGP	418,153	(1,145)
	4/02/09	USD	143,204	AUD	210,455	3,020
	4/02/09	USD	2,501	AUD	3,600	—
	4/02/09	AUD	179,087	USD	124,000	(430)
						$538
International LargeCap Dividend Fund	4/02/09	GBP	118,864	USD	170,000	$(375)
	4/02/09	AUD	64,991	USD	45,000	(156)
	4/02/09	EUR	117,167	USD	155,000	(562)
	4/02/09	CHF	57,175	USD	50,000	(284)
	4/02/09	EUR	18,230	USD	24,204	—
						$(1,377)
International Dividend ex-Financials Fund	4/02/09	AUD	112,652.00	USD	78,000.00	$(270)
International MidCap Dividend Fund	4/02/09	JPY	13,386,643	USD	138,128	$2,594
	4/02/09	NOK	234,703	USD	34,379	(380)
	4/02/09	AUD	92,432	USD	64,000	(222)
						$1,992
International SmallCap Dividend Fund	4/01/09	USD	35,515	AUD	51,144	$20
	4/01/09	SGD	15,482	USD	10,226	42
	4/01/09	EUR	140,409	USD	186,828	407
	4/01/09	USD	70,612	EUR	53,069	(153)
	4/01/09	USD	86,488	GBP	60,382	60
	4/01/09	USD	23,145	SEK	188,809	(307)
	4/02/09	USD	29,644	AUD	43,568	627
	4/03/09	USD	19,104	AUD	27,498	1
	4/02/09	EUR	10,365	USD	13,646	(116)
	4/02/09	HKD	1,550,040	USD	200,000	(5)
	4/02/09	AUD	361,063	USD	250,000	(867)
	4/02/09	EUR	151,183	USD	200,000	(726)
	4/02/09	JPY	18,855,600	USD	190,000	(904)
	4/02/09	NZD	272,887	USD	155,000	(750)
	4/02/09	SGD	286,268	USD	188,000	(309)
	4/02/09	GBP	33,562	USD	48,000	(106)
	4/02/09	SEK	380,586	USD	46,000	(35)
	4/03/09	SGD	10,233	USD	6,731	—
	4/03/09	EUR	7,843	USD	10,413	—

WisdomTree International Dividend Funds	125

Notes to Financial Statements (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	4/03/09	GBP	1,370	USD	1,964	$—
	4/02/09	USD	27,536	EUR	20,916	234
	4/02/09	USD	6,263	EUR	4,757	53
	4/02/09	USD	12,606	EUR	9,495	—
	4/02/09	USD	10,420	GBP	7,344	106
	4/03/09	USD	11,973	GBP	8,353	—
	4/02/09	USD	9,972	SEK	83,119	82
	4/03/09	USD	8,780	SEK	72,589	—
						$(2,646)
Emerging Markets Equity Income Fund	4/02/09	ZAR	999,967	USD	105,000	$(149)
Emerging Markets SmallCap Dividend Fund	4/02/09	ZAR	771,404	USD	81,000	$(115)
	4/02/09	HKD	649,710	USD	83,834	—
						$(115)

Currency Legend:

AUD – Australian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – Euro

GBP – British pound

HKD – Hong Kong dollar

JPY – Japanese yen

NOK – Norwegian krone

NZD – New Zealand dollar

SEK – Swedish krona

SGD – Singapore dollar

USD – U.S. dollar

Security Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned), as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

126	WisdomTree International Dividend Funds

Notes to Financial Statements (continued)

Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the year ended March 31, 2009, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York, and various states. Generally, each of the tax years in the three year period ended March 31, 2009, remains subject to examination by taxing authorities.

3. ADVISER FEES

Adviser Fees — As investment adviser, WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate. Under the Investment Advisory Agreement for each Fund (other than the Middle East Dividend Fund), WTAM agrees to pay all expenses of the Trust, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s Chief Compliance Officer, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund (other than the Middle East Dividend Fund), and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044%. The fees paid to WTAM for providing advisory services are listed below.

Fund	Fee Rate
DEFA Fund	0.48%
DEFA Equity Income Fund	0.58%
Europe Total Dividend Fund	0.48%
Europe Equity Income Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
Japan Total Dividend Fund	0.48%
Japan Equity Income Fund	0.58%
Japan SmallCap Dividend Fund	0.58%
Pacific ex-Japan Total Dividend Fund	0.48%
Pacific ex-Japan Equity Income Fund	0.58%
International LargeCap Dividend Fund	0.48%
International Dividend ex-Financials Fund	0.58%
International MidCap Dividend Fund	0.58%
International SmallCap Dividend Fund	0.58%
Emerging Markets Equity Income Fund	0.63%
Emerging Markets SmallCap Dividend Fund	0.63%
Middle East Dividend Fund	0.68%

Each Fund may purchase shares of an affiliated exchange traded fund(s) in secondary market transactions. For the year ended March 31, 2009, there were no transactions in affiliated ETFs.

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2009, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consist of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. The Middle East Dividend Fund issues and redeems shares on a cash basis only. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

WisdomTree International Dividend Funds	127

Notes to Financial Statements (continued)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the fiscal year ended March 31, 2009 were as follows:

Fund	Purchases	Sales
DEFA Fund	$115,478,981	$116,425,850
DEFA Equity Income Fund	65,168,375	68,037,471
Europe Total Dividend Fund	10,688,930	10,980,443
Europe Equity Income Fund	15,670,502	16,397,579
Europe SmallCap Dividend Fund	17,672,299	18,043,549
Japan Total Dividend Fund	3,193,152	3,428,831
Japan Equity Income Fund	13,422,091	13,553,884
Japan SmallCap Dividend Fund	11,938,040	11,984,169
Pacific ex-Japan Total Dividend Fund	26,511,938	29,300,318
Pacific ex-Japan Equity Income Fund	22,668,525	23,313,862
International LargeCap Dividend Fund	34,855,531	36,497,970
International Dividend ex-Financials Fund	132,397,952	142,617,375
International MidCap Dividends Fund	49,584,026	51,471,098
International SmallCap Dividend Fund	156,998,149	160,040,663
Emerging Markets Equity Income Fund	191,135,926	123,414,565
Emerging Markets SmallCap Dividend Fund	56,316,729	34,681,651
Middle East Dividend Fund	20,288,074	3,067,518

For the fiscal year ended March 31, 2009, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Redemptions
DEFA Fund	$144,836,440	$10,312,559
DEFA Equity Income Fund	39,977,288	82,780,492
Europe Total Dividend Fund	238,412	7,033,760
Europe Equity Income Fund	8,540,264	12,353,593
Europe SmallCap Dividend Fund	5,049,089	13,687,252
Japan Total Dividend Fund	23,192,438	20,615,239
Japan Equity Income Fund	30,900,836	29,125,186
Japan SmallCap Dividend Fund	85,060,499	70,999,424
Pacific ex-Japan Total Dividend Fund	4,532,093	65,373,669
Pacific ex-Japan Equity Income Fund	16,316,842	22,854,848
International LargeCap Dividend Fund	16,617,928	16,774,514
International Dividend ex-Financials Fund	65,421,982	169,759,330
International MidCap Dividend Fund	40,019,307	62,476,625
International SmallCap Dividend Fund	95,671,683	61,572,338
Emerging Markets Equity Income Fund	59,600,336	15,342,625
Emerging Markets SmallCap Dividend Fund	18,221,760	3,419,562
Middle East Dividend Fund	—	—

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

128	WisdomTree International Dividend Funds

Notes to Financial Statements (continued)

6. FEDERAL INCOME TAXES

At March 31, 2009, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
DEFA Fund	$511,936,659	$1,045,540	$(213,405,708)	$(212,360,168)
DEFA Equity Income Fund	164,529,547	143,391	(77,202,360)	(77,058,969)
Europe Total Dividend Fund	28,093,560	63,355	(13,062,150)	(12,998,795)
Europe Equity Income Fund	34,476,756	12,811	(15,349,101)	(15,336,290)
Europe SmallCap Dividend Fund	31,045,650	21,778	(17,558,200)	(17,536,422)
Japan Total Dividend Fund	31,806,837	66,593	(12,950,084)	(12,883,491)
Japan Equity Income Fund	30,425,168	18,104	(9,412,702)	(9,394,598)
Japan SmallCap Dividend Fund	101,605,807	203,824	(33,267,894)	(33,064,070)
Pacific ex-Japan Total Dividend Fund	70,403,078	123,661	(34,009,601)	(33,885,940)
Pacific ex-Japan Equity Income Fund	44,434,744	—	(23,402,799)	(23,402,799)
International LargeCap Dividend Fund	132,756,051	298,874	(54,996,575)	(54,697,701)
International Dividend ex-Financials Fund	210,473,431	—	(105,800,544)	(105,800,544)
International MidCap Dividend Fund	173,823,765	317,198	(86,808,314)	(86,491,116)
International SmallCap Dividend Fund	469,812,570	969,328	(230,060,660)	(229,091,332)
Emerging Markets Equity Income Fund	270,074,996	323,056	(94,620,738)	(94,297,682)
Emerging Markets SmallCap Dividend Fund	82,000,402	184,045	(31,786,934)	(31,602,889)
Middle East Dividend Fund	15,272,945	23,587	(7,649,262)	(7,625,675)

At March 31, 2009, the components of accumulated earnings/loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Depreciation	Currency Unrealized Appreciation/ (Depreciation)	Total Accumulated Loss
DEFA Fund	$1,453,133	$(72,124,065)	$(212,360,168)	$3,199	$(283,027,901)
DEFA Equity Income Fund	141,720	(43,623,331)	(77,058,969)	5,455	(120,535,125)
Europe Total Dividend Fund	93,254	(6,310,858)	(12,998,795)	(2,932)	(19,219,331)
Europe Equity Income Fund	50,800	(11,711,073)	(15,336,290)	(2,214)	(26,998,777)
Europe SmallCap Dividend Fund	90,213	(15,923,992)	(17,536,422)	(4,691)	(33,374,892)
Japan Total Dividend Fund	203,036	(2,652,131)	(12,883,491)	(2,527)	(15,335,113)
Japan Equity Income Fund	241,550	(6,857,632)	(9,394,598)	(2,001)	(16,012,681)
Japan SmallCap Dividend Fund	783,439	(8,374,665)	(33,064,070)	(7,008)	(40,662,304)
Pacific ex-Japan Total Dividend Fund	173,144	(9,525,244)	(33,885,940)	18,233	(43,219,807)
Pacific ex-Japan Equity Income Fund	188,128	(8,576,428)	(23,402,799)	12,636	(31,778,463)
International LargeCap Dividend Fund	440,781	(19,441,482)	(54,697,701)	6,407	(73,691,995)
International Dividend ex-Financials Fund	152,189	(84,443,311)	(105,800,544)	(12,787)	(190,104,453)
International MidCap Dividend Fund	485,139	(35,088,127)	(86,491,116)	(195)	(121,094,299)
International SmallCap Dividend Fund	1,683,611	(122,434,750)	(229,091,332)	24	(349,842,447)
Emerging Markets Equity Income Fund	901,555	(10,835,913)	(94,297,682)	13,854	(104,218,186)
Emerging Markets SmallCap Dividend Fund	290,103	(6,135,099)	(31,602,889)	1,081	(37,446,804)
Middle East Dividend Fund	193,200	(1,986,143)	(7,625,675)	4,280	(9,414,338)

WisdomTree International Dividend Funds	129

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal year ended March 31, 2009 and March 31, 2008, was as follows:

	Period Ended March 31, 2009	Year Ended March 31, 2008
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Ordinary Income*
DEFA Fund	$16,276,475	$5,488,621
DEFA Equity Income Fund	9,694,798	7,747,821
Europe Total Dividend Fund	1,486,596	1,174,072
Europe Equity Income Fund	1,903,608	1,828,521
Europe SmallCap Dividend Fund	1,802,430	4,638,224
Japan Total Dividend Fund	559,727	383,514
Japan Equity Income Fund	623,658	784,915
Japan SmallCap Dividend Fund	1,401,224	918,313
Pacific ex-Japan Total Dividend Fund	5,131,577	4,868,243
Pacific ex-Japan Equity Income Fund	3,396,394	4,701,825
International LargeCap Dividend Fund	5,333,253	3,447,145
International Dividend ex-Financials Fund	16,564,667	12,188,598
International MidCap Dividend Fund	6,683,004	6,764,887
International SmallCap Dividend Fund	17,493,804	12,801,555
Emerging Markets Equity Income Fund	9,437,988	1,268,919
Emerging Markets SmallCap Dividend Fund	2,648,831	33,677
Middle East Dividend Fund	—	N/A
*	Includes short-term capital gains.

At March 31, 2009, for Federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2015	Capital Loss Available Through 2016	Capital Loss Available Through 2017	Capital Loss Available Total
DEFA Fund	$—	$1,113,913	$31,593,366	$32,707,279
DEFA Equity Income Fund	3,223	1,088,572	24,469,991	25,561,786
Europe Total Dividend Fund	—	369,509	2,599,706	2,969,215
Europe Equity Income Fund	—	251,233	6,927,464	7,178,697
Europe SmallCap Dividend Fund	—	1,116,689	6,092,078	7,208,767
Japan Total Dividend Fund	61,971	147,026	456,605	665,602
Japan Equity Income Fund	60,955	723,789	3,657,374	4,442,118
Japan SmallCap Dividend Fund	6,631	450,744	2,793,131	3,250,506
Pacific ex-Japan Total Dividend Fund	2,486	434,717	1,942,155	2,379,358
Pacific ex-Japan Equity Income Fund	—	292,646	2,237,436	2,530,082
International LargeCap Dividend Fund	12,856	911,666	10,714,056	11,638,578
International Dividend ex-Financials Fund	—	1,247,174	40,771,676	42,018,850
International MidCap Dividend Fund	—	2,200,353	10,045,031	12,245,384
International SmallCap Dividend Fund	—	2,417,649	31,684,635	34,102,284
Emerging Markets Equity Income Fund	—	166,963	3,240,763	3,407,726
Emerging Markets SmallCap Dividend Fund	—	—	4,224,150	4,224,150
Middle East Dividend Fund	—	—	41,648	41,648

Capital losses, currency losses and passive foreign investment company (“PFIC”) losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

130	WisdomTree International Dividend Funds

Notes to Financial Statements (concluded)

During the fiscal year ended March 31, 2009, the following Funds incurred and will elect to defer net post-October losses as follows:

Fund	Post-October PFIC Losses	Post-October Currency Losses	Post-October Capital Losses
DEFA Fund	$—	$—	$39,416,786
DEFA Equity Income Fund	—	12,498	18,049,047
Europe Total Dividend Fund	50	10,063	3,331,530
Europe Equity Income Fund	—	21,677	4,510,699
Europe SmallCap Dividend Fund	—	—	8,715,225
Japan Total Dividend Fund	—	—	1,986,529
Japan Equity Income Fund	—	—	2,415,514
Japan SmallCap Dividend Fund	—	—	5,124,159
Pacific ex-Japan Total Dividend Fund	—	—	7,145,886
Pacific ex-Japan Equity Income Fund	—	—	6,046,346
International LargeCap Dividend Fund	—	8,288	7,794,616
International Dividend ex-Financials Fund	—	43,626	42,380,835
International MidCap Dividend Fund	—	88,030	22,754,713
International SmallCap Dividend Fund	—	—	88,332,466
Emerging Markets Equity Income Fund	—	56,280	7,371,907
Emerging Markets SmallCap Dividend Fund	—	15,659	1,895,290
Middle East Dividend Fund	—	5,102	1,939,393

At March 31, 2009, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated net Realized Gain/(Loss)	Paid-in Capital
DEFA Fund	$(587,508)	$1,703,375	$(1,115,867)
DEFA Equity Income Fund	(584,049)	1,050,576	(466,527)
Europe Total Dividend Fund	(72,924)	3,164,840	(3,091,916)
Europe Equity Income Fund	(118,027)	123,943	(5,916)
Europe SmallCap Dividend Fund	6,116	1,559,027	(1,565,143)
Japan Total Dividend Fund	27,247	1,872,121	(1,899,368)
Japan Equity Income Fund	38,786	2,060,788	(2,099,574)
Japan SmallCap Dividend Fund	82,676	(4,395,114)	4,312,438
Pacific ex-Japan Total Dividend Fund	(86,725)	9,609,686	(9,522,961)
Pacific ex-Japan Equity Income Fund	(106,570)	1,662,702	(1,556,132)
International LargeCap Dividend Fund	(309,100)	3,264,300	(2,955,200)
International Dividend ex-Financials Fund	(825,271)	7,367,838	(6,542,567)
International MidCap Dividend Fund	(229,946)	13,532,369	(13,302,423)
International SmallCap Dividend Fund	(627,127)	(8,127,916)	8,755,043
Emerging Markets Equity Income Fund	(334,417)	(1,132,319)	1,466,736
Emerging Markets SmallCap Dividend Fund	(118,091)	239,560	(121,469)
Middle East Dividend Fund	(48,364)	48,364	—

The differences are primarily due to redemptions-in-kind, currency gain/loss and Passive Foreign Investment Companies (“PFICS”).

7. NEW ACCOUNTING PRONOUNCEMENT

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements.

WisdomTree International Dividend Funds	131

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree DEFA Fund, WisdomTree DEFA Equity Income Fund, WisdomTree Europe Total Dividend Fund, WisdomTree Europe Equity Income Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree Japan Total Dividend Fund, WisdomTree Japan Equity Income Fund, WisdomTree Japan SmallCap Dividend Fund, WisdomTree Pacific ex-Japan Total Dividend Fund, WisdomTree Pacific ex-Japan Equity Income Fund, WisdomTree International LargeCap Dividend Fund, WisdomTree International Dividend ex-Financials Fund, WisdomTree International MidCap Dividend Fund, WisdomTree International SmallCap Dividend Fund, WisdomTree Emerging Markets Equity Income Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, and WisdomTree Middle East Dividend Fund (seventeen of the investment funds constituting the WisdomTree Trust (the “Trust”)) as of March 31, 2009, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree DEFA Fund, WisdomTree DEFA Equity Income Fund, WisdomTree Europe Total Dividend Fund, WisdomTree Europe Equity Income Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree Japan Total Dividend Fund, WisdomTree Japan Equity Income Fund, WisdomTree Japan SmallCap Dividend Fund, WisdomTree Pacific ex-Japan Total Dividend Fund, WisdomTree Pacific ex-Japan Equity Income Fund, WisdomTree International LargeCap Dividend Fund, WisdomTree International Dividend ex-Financials Fund, WisdomTree International MidCap Dividend Fund and WisdomTree International SmallCap Dividend Fund, WisdomTree Emerging Markets Equity Income Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, and WisdomTree Middle East Dividend Fund of WisdomTree Trust at March 31, 2009, the results of their operations, the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 28, 2009

132	WisdomTree International Dividend Funds

Approval of Investment Advisory Agreement and Sub-Advisory Agreement (unaudited)

The Board of Trustees of the Trust, including a majority of the Independent Trustees, has the responsibility under the 1940 Act to approve each Fund’s Investment Advisory Agreement and Sub-Advisory Agreement (collectively, the “Investment Advisory Agreements”). In addition, the Trust’s Board of Trustees will receive, review and evaluate information concerning the services and personnel of WTAM (the “Investment Adviser”) and Mellon Capital Management Corporation (the “Sub-Adviser”) at each quarterly meeting of the Board of Trustees. While particular emphasis will be placed on information concerning profitability, comparability of fees and total expenses, and the Trust’s investment performance at any future meeting at which a renewal of the Investment Advisory Agreements is considered, the process of evaluating the Investment Adviser and the Sub-Adviser and the Trust’s investment arrangements is an ongoing one. In this regard, the Board’s consideration of the nature, extent and quality of the services to be provided by the Investment Adviser and the Sub-Adviser under the Investment Advisory Agreements will include deliberations at future quarterly meetings.

Approval of Investment Advisory Agreement. The Trust and the Investment Adviser have entered into an investment advisory agreement covering each Fund discussed herein. At a meeting held on March 2, 2009, the Board of Trustees reapproved the Investment Advisory Agreement for the Funds. The Board reviewed and analyzed the factors it deemed relevant, including; (i) the nature, quality and extent of the services to be provided to the Funds by WTAM; (ii) the investment performance of the Funds; (iii) the costs of services to be provided and the profits to be realized by WTAM from its relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; (v) whether the fee levels reflect these economies of scale for the benefit of investors ; and (vi) the fees charged by the Investment Adviser for non-registered funds.

The Board also considered the nature and quality of the services to be provided by WTAM to the Funds, recognizing WTAM’s operational capabilities and resources. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of the Funds’ Sub-Adviser and oversight of the Sub-Adviser’s compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated WTAM’s anticipated costs and profitability in serving as investment adviser to the Funds, including the costs associated with the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the Sub-Adviser. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund’s fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTAM, the Board concluded that the level of the fees paid to WTAM with respect to each Fund is fair and reasonable.

The Board also approved the Sub-Advisory Agreement with the Sub-Adviser to the Funds, Mellon Capital Management Corporation (“MCM”), using essentially the same criteria it used for WTAM. The Board considered MCM’s operational capabilities and resources and MCM’s experience in serving as an adviser to ETFs, noting that MCM currently provides investment advisory and management services to other ETFs. The Board considered the investment performance of the Funds, and the expertise and performance of the MCM personnel. The Board also noted that Bank of New York Mellon Corporation (“BNYM”), an affiliate of MCM, serves as the Funds’ administrator, accountant, custodian and transfer agent and receives compensation for acting in these capacities and is responsible for, among other things, coordinating the Funds’ audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and custodying Fund assets. As such, the Board concluded that the benefits accruing to MCM and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that WTAM, not the Funds, pays the fees to MCM under the Sub-Advisory Agreement.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTAM and MCM, the Board determined that the approval of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of each Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Advisory Agreement and Sub-Advisory Agreement.

WisdomTree International Dividend Funds	133

Frequency Distribution of Discounts & Premiums (unaudited)

The chart below presents information about differences between the per share net asset value (“NAV”) of each Fund and the market trading price of shares of each Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in its NAV (or vice versa).

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree DEFA Fund
June 16, 2006 – March 31, 2009	0 – 24.9	88	12.54%	48	6.84%
	25 – 49.9	124	17.66%	38	5.41%
	50 – 74.9	111	15.81%	30	4.27%
	75 – 100.0	64	9.12%	19	2.71%
	>100.0	113	16.10%	67	9.54%
	Total	500	71.23%	202	28.77%
WisdomTree DEFA Equity Income Fund
June 16, 2006 – March 31, 2009	0 – 24.9	88	12.54%	57	8.12%
	25 – 49.9	100	14.25%	56	7.98%
	50 – 74.9	93	13.25%	36	5.13%
	75 – 100.0	61	8.69%	30	4.27%
	>100.0	96	13.68%	85	12.11%
	Total	438	62.47%	264	37.61%
WisdomTree Europe Total Dividend Fund
June 16, 2006 – March 31, 2009	0 – 24.9	117	16.67%	73	10.40%
	25 – 49.9	109	15.53%	54	7.69%
	50 – 74.9	80	11.40%	41	5.84%
	75 – 100.0	44	6.27%	32	4.56%
	>100.0	88	12.54%	64	9.12%
	Total	438	62.47%	264	37.61%
WisdomTree Europe Equity Income Fund
June 16, 2006 – March 31, 2009	0 – 24.9	113	16.10%	82	11.68%
	25 – 49.9	112	15.95%	44	6.27%
	50 – 74.9	77	10.97%	38	5.41%
	75 – 100.0	57	8.12%	25	3.56%
	>100.0	99	14.10%	55	7.83%
	Total	458	65.24%	244	34.75%
WisdomTree Europe SmallCap Dividend Fund
June 16, 2006 – March 31, 2009	0 – 24.9	74	10.54%	60	8.55%
	25 – 49.9	75	10.68%	66	9.40%
	50 – 74.9	74	10.54%	47	6.70%
	75 – 100.0	33	4.70%	48	6.84%
	>100.0	69	9.83%	156	22.22%
	Total	325	46.29%	377	53.71%
WisdomTree Japan Total Dividend Fund
June 16, 2006 – March 31, 2009	0 – 24.9	72	10.26%	57	8.12%
	25 – 49.9	69	9.83%	50	7.12%
	50 – 74.9	61	8.69%	40	5.70%
	75 – 100.0	49	6.98%	37	5.27%
	>100.0	110	15.67%	157	22.36%
	Total	361	51.43%	341	48.57%

134	WisdomTree International Dividend Funds

Frequency Distribution of Discounts & Premiums (unaudited) (continued)

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree Japan Equity Income Fund
June 16, 2006 – March 31, 2009	0 – 24.9	68	9.69%	67	9.54%
	25 – 49.9	59	8.40%	45	6.41%
	50 – 74.9	57	8.12%	42	5.98%
	75 – 100.0	44	6.27%	38	5.41%
	>100.0	120	17.09%	162	23.08%
	Total	348	49.57%	354	50.42%
WisdomTree Japan SmallCap Dividend Fund
June 16, 2006 – March 31, 2009	0 – 24.9	71	10.11%	42	5.98%
	25 – 49.9	79	11.25%	54	7.69%
	50 – 74.9	49	6.98%	34	4.84%
	75 – 100.0	53	7.55%	39	5.56%
	>100.0	134	19.09%	147	20.94%
	Total	386	54.98%	316	45.01%
WisdomTree Pacific ex-Japan Total Dividend Fund
June 16, 2006 – March 31, 2009	0 – 24.9	81	11.54%	53	7.55%
	25 – 49.9	83	11.82%	54	7.69%
	50 – 74.9	55	7.83%	32	4.56%
	75 – 100.0	52	7.41%	34	4.84%
	>100.0	116	16.52%	142	20.23%
	Total	387	55.12%	315	44.87%
WisdomTree Pacific ex-Japan Equity Income Fund
June 16, 2006 – March 31, 2009	0 – 24.9	73	10.40%	49	6.98%
	25 – 49.9	86	12.25%	56	7.98%
	50 – 74.9	62	8.83%	35	4.99%
	75 – 100.0	55	7.83%	31	4.42%
	>100.0	98	13.96%	157	22.36%
	Total	374	53.27%	328	46.73%
WisdomTree International LargeCap Dividend Fund
June 16, 2006 – March 31, 2009	0 – 24.9	81	11.54%	61	8.69%
	25 – 49.9	137	19.52%	41	5.84%
	50 – 74.9	86	12.25%	34	4.84%
	75 – 100.0	56	7.98%	22	3.13%
	>100.0	114	16.24%	70	9.97%
	Total	474	67.53%	228	32.47%
WisdomTree International Dividend ex-Financials Fund
June 16, 2006 – March 31, 2009	0 – 24.9	72	10.26%	54	7.69%
	25 – 49.9	112	15.95%	49	6.98%
	50 – 74.9	103	14.67%	34	4.84%
	75 – 100.0	52	7.41%	18	2.56%
	>100.0	101	14.39%	107	15.24%
	Total	440	62.68%	262	37.31%
WisdomTree International MidCap Dividend Fund
June 16, 2006 – March 31, 2009	0 – 24.9	87	12.39%	59	8.40%
	25 – 49.9	109	15.53%	55	7.83%
	50 – 74.9	99	14.10%	25	3.56%
	75 – 100.0	44	6.27%	27	3.85%
	>100.0	105	14.96%	92	13.11%
	Total	444	63.25%	258	36.75%

WisdomTree International Dividend Funds	135

Frequency Distribution of Discounts & Premiums (unaudited) (concluded)

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree International SmallCap Dividend Fund
June 16, 2006 – March 31, 2009	0 – 24.9	65	9.26%	46	6.55%
	25 – 49.9	101	14.39%	37	5.27%
	50 – 74.9	102	14.53%	19	2.71%
	75 – 100.0	80	11.40%	24	3.42%
	>100.0	152	21.65%	76	10.83%
	Total	500	71.23%	202	28.78%
WisdomTree Emerging Markets Equity Income Fund
July 13, 2007 – March 31, 2009	0 – 24.9	28	6.47%	24	5.54%
	25 – 49.9	25	5.77%	19	4.39%
	50 – 74.9	39	9.01%	15	3.46%
	75 – 100.0	35	8.08%	16	3.70%
	>100.0	153	35.33%	79	18.24%
	Total	280	64.66%	153	35.33%
WisdomTree Emerging Markets SmallCap Dividend Fund
October 30, 2007 – March 31, 2009	0 – 24.9	20	5.60%	14	3.92%
	25 – 49.9	25	7.00%	17	4.76%
	50 – 74.9	21	5.88%	17	4.76%
	75 – 100.0	19	5.32%	12	3.36%
	>100.0	117	32.77%	95	26.61%
	Total	202	56.57%	155	43.41%
WisdomTree Middle East Dividend Fund
July 16, 2008 – March 31, 2009	0 – 24.9	8	4.47%	3	1.68%
	25 – 49.9	8	4.47%	4	2.23%
	50 – 74.9	11	6.15%	5	2.79%
	75 – 100.0	7	3.91%	4	2.23%
	>100.0	99	55.31%	30	16.76%
	Total	133	74.31%	46	25.69%

136	WisdomTree International Dividend Funds

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WisdomTree Asset Management and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017.

Interested Trustee and Officers

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee and Officer†	Other Directorships Held by Trustee and Officers
Jonathan Steinberg (1964)	Trustee, President*	Trustee and Officer since 2005	Chief Executive Officer of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.) and Director of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.) (since 1989).	50	None.

Amit Muni (1969)	Treasurer*, Assistant Secretary*	Officer since 2008	Chief Financial Officer and Assistant Secretary of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.) (since March 2008); International Securities Exchange Holdings, Inc. (ISE), Controller and Chief Accounting Officer (2003 to 2008); Instinet Group Inc., Vice President Finance (2000 to 2003).	50	None.

Richard Morris (1967)	Secretary*, Chief Legal Officer*	Officer since 2005	Deputy General Counsel of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.) (since 2005); Senior Counsel at Barclays Global Investors. N.A. (2002 to 2005); Counsel at Barclays Global Investors, N.A. (2000 to 2001).	50	None.

*	Elected by and serves at the pleasure of the Board of Trustees

†	As of March 31, 2009.

WisdomTree International Dividend Funds	137

Trustee and Officer Information (unaudited) (concluded)

Independent Trustees

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee
Gregory Barton (1961)*	Trustee	Trustee since 2006	General Counsel and Secretary of Martha Stewart Living Omnimedia, Inc. (2007-2008); Executive Vice President of Licensing and Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. (2003 to 2007); Executive Vice President of Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. (2002 to 2003); President (2001 to 2002), Chief Financial Officer (2000 to 2002), Vice President of Business Development (1999 to 2001) and General Counsel and Secretary (1998 to 2002) of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.)	50	None.

Toni Massaro (1955)**	Trustee	Trustee since 2006	Dean at University of Arizona James E. Rogers College of Law (since 1999); Professor at University of Arizona James E. Rogers College of Law (since 1990).	50	None

Victor Ugolyn (1947)	Trustee, Chairman of the Board of Trustees	Trustee since 2006	Private Investor (2005 to present); President and Chief Executive Officer of William D. Witter, Inc. (2005 to 2006); Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc,) and Enterprise Group of Funds, Chairman of MONY Securities Corp., and Chairman of the Fund Board of Enterprise Group of Funds (1991 to 2004).	50	Trustee on Board of Trustees of Naismith Memorial Basketball Hall of Fame; Member of the Board of Overseers of the Hoover Institution at Stanford University.

*	Chair of the Audit Committee.

**	Chair of the Governance and Nominating Committee.

†	As of March 31, 2009

138	WisdomTree International Dividend Funds

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds fiscal year ended March 31, 2009, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2010.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2009, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
DEFA Fund	$17,755,751
DEFA Equity Income Fund	10,455,308
Europe Total Dividend Fund	1,673,280
Europe Equity Income Fund	2,137,184
Europe SmallCap Dividend Fund	1,952,221
Japan Total Dividend Fund	599,126
Japan Equity Income Fund	671,818
Japan SmallCap Dividend Fund	1,521,468
Pacific ex-Japan Total Dividend Fund	3,495,872
Pacific ex-Japan Equity Income Fund	3,268,091
International LargeCap Dividend Fund	5,904,911
International Dividend ex-Financials Fund	17,141,310
International MidCap Dividend Fund	7,063,577
International SmallCap Dividend Fund	16,959,552
Emerging Markets Equity Income Fund	5,525,345
Emerging Markets SmallCap Dividend Fund	2,677,775
Middle East Dividend Fund	—

The Funds intend to elect to pass through to shareholders the credit for taxes paid during the fiscal year ended March 31, 2009 to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
DEFA Fund	$17,096,814	$1,706,281
DEFA Equity Income Fund	9,498,520	977,370
Europe Total Dividend Fund	1,517,489	186,684
Europe Equity Income Fund	1,908,291	233,576
Europe SmallCap Dividend Fund	1,869,033	216,484
Japan Total Dividend Fund	530,551	39,399
Japan Equity Income Fund	639,913	48,160
Japan SmallCap Dividend Fund	1,606,810	120,244
Pacific ex-Japan Total Dividend Fund	4,443,851	36,322
Pacific ex-Japan Equity Income Fund	2,747,477	37,131
International LargeCap Dividend Fund	5,665,462	597,792
International Dividend ex-Financials Fund	15,269,680	1,635,554
International MidCap Dividend Fund	6,716,113	619,493
International SmallCap Dividend Fund	17,790,949	1,352,133
Emerging Markets Equity Income Fund	10,526,756	1,638,033
Emerging Markets SmallCap Dividend Fund	3,106,092	468,506
Middle East Dividend Fund	—	—

WisdomTree International Dividend Funds	139

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to each Fund’s portfolio securities, and information on how the Trust voted proxies during the period ended June 30, 2008, is available without charge, upon request (i) by calling 1-866-909-WISE, (ii) on the Trust’s website at www.wisdomtree.com and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, upon request on the SEC’s website at www.sec.gov, and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

140	WisdomTree International Dividend Funds

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of March 31, 2009:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Europe Total Dividend Fund (DEB)

WisdomTree Europe Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Total Dividend Fund (DXJ)

WisdomTree Japan Equity Income Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Dividend Sector Funds

WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree International Communications Sector Fund (DGG)

WisdomTree International Consumer Discretionary Sector Fund (DPC)

WisdomTree International Consumer Staples Sector Fund (DPN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Financial Sector Fund (DRF)

WisdomTree International Health Care Sector Fund (DBR)

WisdomTree International Industrial Sector Fund (DDI)

WisdomTree International Technology Sector Fund (DBT)

WisdomTree International Utilities Sector Fund (DBU)

WisdomTree International Real Estate Fund (DRW)

WisdomTree Domestic and International Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Earnings Top 100 Fund (EEZ)

WisdomTree Low P/E Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Income Funds

WisdomTree U.S. Current Income Fund (USY)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission (“SEC”) as series of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. In addition to the normal risks of investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country increase the impact of events and developments associated with the region which can adversely affect performance. Funds focusing on a single country, sector and/or smaller companies generally experience greater price volatility. Investments in emerging frontier markets are generally less liquid and less efficient than developed markets. Investments in currency involve additional special risks, such as credit risk, interest rate fluctuations, derivative investment risk and the effect of varied economic conditions. Derivatives can be volatile and may be less liquid than other securities. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting issuers. Unlike typical exchange-traded funds, there are no indexes that the currency funds attempt to track or replicate. Thus, the ability of the currency Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Please read the Funds’ prospectus for specific details regarding each Fund’s risk profile. Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

380 Madison Avenue, 21st Floor

New York, NY 11017

1.866.909.WISE (9473)

www.wisdomtree.com

WisdomTree International Dividend ETFs

WisdomTree DEFA Fund

WisdomTree DEFA Equity Income Fund

WisdomTree Europe Total Dividend Fund

WisdomTree Europe Equity Income Fund

WisdomTree Europe SmallCap Dividend Fund

WisdomTree Japan Total Dividend Fund

WisdomTree Japan Equity Income Fund

WisdomTree Japan SmallCap Dividend Fund

WisdomTree Pacific ex-Japan Total Dividend Fund

WisdomTree Pacific ex-Japan Equity Income Fund

WisdomTree International LargeCap Dividend Fund

WisdomTree International Dividend ex-Financials Fund

WisdomTree International MidCap Dividend Fund

WisdomTree International SmallCap Dividend Fund

WisdomTree Emerging Markets Equity Income Fund

WisdomTree Emerging Markets SmallCap Dividend Fund

WisdomTree Middle East Dividend Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS001849 (05/2010)

WisdomTree Trust

International Dividend Sector Funds

Annual Report

March 31, 2009

WisdomTree International Basic Materials Sector Fund

WisdomTree International Communications Sector Fund

WisdomTree International Consumer Discretionary Sector Fund

WisdomTree International Consumer Staples Sector Fund

WisdomTree International Energy Sector Fund

WisdomTree International Financial Sector Fund

WisdomTree International Health Care Sector Fund

WisdomTree International Industrial Sector Fund

WisdomTree International Technology Sector Fund

WisdomTree International Utilities Sector Fund

WisdomTree International Real Estate Fund

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the Trust.

Letter to Shareholders

Dear Shareholders:

I wish there were more positive highlights to report for the funds of the WisdomTree Trust for the fiscal year that ended March 31, 2009. Unfortunately, the last 12 months represented one of the worst one-year periods for equity returns since the Great Depression.

U.S. stocks, as measured by the Russell 3000 Index, declined 38.20% through March 31, 2009. Stocks in developed and developing markets, as measured by the MSCI EAFE Index and the MSCI Emerging Markets Index, respectively, fell by approximately 47% over the same period. Value stocks underperformed growth stocks in the U.S. and international markets. Financial stocks represented the worst performing sector in the U.S and in the developed world.

These factors impacted the returns of many of WisdomTree’s funds, both on an absolute and relative basis to comparable cap-weighted indexes. 17 of WisdomTree’s 40 equity funds with at least one-year track records outperformed their comparable capitalization-weighted benchmark in the fiscal year ended March 31, 2009. Yet, despite this past year’s formidable headwinds, 24 of WisdomTree’s 42 equity ETFs have outperformed their comparable benchmarks since inception. WisdomTree’s strongest relative showing occurred within the developing world. The WisdomTree Emerging Markets Equity Income Fund (Ticker Symbol: DEM) and the WisdomTree Emerging Markets SmallCap Dividend Fund (Ticker Symbol: DGS) outperformed their comparable cap-weighted benchmarks by 10.86 percentage points and 9.18 percentage points, respectively. WisdomTree’s weakest relative performance for the period was exhibited by the WisdomTree SmallCap Dividend Fund (Ticker Symbol: DES), which underperformed the Russell 2000 Index by 7.77 percentage points.

WisdomTree also launched two innovative equity products in the past fiscal year. In July, WisdomTree introduced the WisdomTree Middle East Dividend Fund (Ticker Symbol: GULF), which gives investors exposure to eight equity markets in the Persian Gulf region. In December, WisdomTree launched the WisdomTree LargeCap Growth Fund (Ticker Symbol: ROI), the industry’s first fundamentally weighted growth ETF. WisdomTree believes these funds give investors new ways to apply the fundamentally weighted concept across the full spectrum of equity investing, both domestically and internationally.

Though the challenging market environment has extended into 2009, the recent financial crisis has highlighted the potential benefits of ETFs. We believe that investors are placing ever more importance on the transparency, liquidity and tax efficiency that ETFs provide.

Thank you for your continued support.

Best regards,

Jonathan Steinberg

President, WisdomTree Trust

CEO, WisdomTree Asset Management, Inc.

Mr. Steinberg is a registered representative of ALPS Distributors, Inc.

This information is subject to change at any time based on market and other conditions and should not be construed as a recommendation of any specific security. Fund returns are quoted at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information. Past performance is no guarantee of future results.

The Russell 3000 Index measures the performance of the 3000 largest stocks in the U.S. market by market value. The MSCI Emerging Markets Index is a market cap weighted index that is designed to measure equity market performance consisting of 25 emerging market country indexes. The MSCI EAFE Index is a market capitalization-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan. The Russell 2000 Index measures the performance of the smallest 2,000 companies in the Russell 3000 Index. MSCI Index performance information assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot invest directly in an index.

WisdomTree International Dividend Sector Funds	1

Management’s Discussion of Funds’ Performance

The 11 WisdomTree Trust international sector ETFs give investors access to major economic sectors of the developed world outside of the U.S. and Canada. The WisdomTree international sector ETFs are designed to offer investors alternatives to market capitalization-weighted index equity funds, by tracking proprietary indexes that are weighted based on the dividends companies pay.

International Market Overview

The international equity markets, measured by the MSCI EAFE Index, a broad measure of equity performance for the developed world outside of the U.S. and Canada, declined 46.51% in the 12 months that ended March 31, 2009 (the “period”). Tight credit, a weakening global economy and earnings concerns within a tepid operating environment pushed stock prices lower across the developed world. During the last global recession in 2001 and 2002, real Gross Domestic Product (“GDP”) growth for the Eurozone1 was close to zero, but never declined. Illustrating the depth of the 2008-2009 global recession, real GDP growth in the Eurozone economies contracted year-over-year, as of March 2009.

Most developed markets outside of the U.S. and Canada witnessed a more vicious decline than U.S. markets as measured in U.S. Dollars. This difference in returns was driven largely by currency movements. The U.S. Dollar was the primary beneficiary of the move to safe assets, as investors viewed the U.S. Dollar as a safe haven. This, in turn, caused currencies like the Euro, British Pound, and Australian Dollar to decline in value. Measured against the U.S. Dollar, the Euro fell 16%, the British Pound fell 28% and the Australian Dollar fell 24%. These currency movements magnified the declines of the local equities for the U.S. investor because currency gains or losses compound the returns of international equity investments. The only two currencies in the developed world to maintain value relative to the U.S. Dollar during the period were the Japanese Yen and Hong Kong Dollar. Whereas the Hong Kong Dollar is pegged to the U.S. Dollar, the Japanese Yen benefited from heightened risk aversion and emerged as a safe haven currency that investors flocked to as they exited riskier positions.

Summary of Fund Performance vs. Capitalization-Weighted Benchmarks for Year Ended March 31, 2009

Ticker	WisdomTree Fund	1 Year	Capitalization-weighted Benchmark Index	1 Year	1 Year Fund vs. Index
DBR	WT Intl Health Care Sector Fund	(27.28)%	S&P/Citigroup BMI World ex-U.S. Health Care Sector Index	(28.43)%	1.15%
DGG	WT Intl Communications Sector Fund	(34.87)%	S&P/Citigroup BMI World ex-U.S. Telecommunication Services Sector Index	(31.83)%	(3.04)%
DKA	WT Intl Energy Sector Fund	(37.05)%	S&P/Citigroup BMI World ex-U.S. Energy Sector Index	(37.70)%	0.65%
DPN	WT Intl Consumer Staples Sector Fund	(37.75)%	S&P/Citigroup BMI World ex-U.S. Consumer Staples Sector Index	(37.20)%	(0.55)%
DBT	WT Intl Technology Sector Fund	(41.44)%	S&P/Citigroup BMI World ex-U.S. Information Technology Sector Index	(43.90)%	2.46%
DBU	WT Intl Utilities Sector Fund	(42.00)%	S&P/Citigroup BMI World ex-U.S. Utilities Sector Index	(40.07)%	(1.93)%
DPC	WT Intl Consumer Discretionary Sector Fund	(48.59)%	S&P/Citigroup BMI World ex-U.S. Consumer Discretionary Sector Index	(45.22)%	(3.37)%
DDI	WT Intl Industrial Sector Fund	(50.94)%	S&P/Citigroup BMI World ex-U.S. Industrial Sector Index	(49.49)%	(1.45)%
DBN	WT Intl Basic Materials Sector Fund	(52.10)%	S&P/Citigroup BMI World ex-U.S. Materials Sector Index	(51.06)%	(1.04)%
DRW	WT Intl Real Estate Fund	(57.85)%	DJ Wilshire ex-U.S. RESI Index	(56.59)%	(1.26)%
DRF	WT Intl Financial Sector Fund	(58.33)%	S&P/Citigroup BMI World ex-U.S. Financials Sector Index	(57.57)%	(0.76)%

2	WisdomTree International Dividend Sector Funds

Management’s Discussion of Funds’ Performance

(concluded)

None of the 11 WisdomTree International Sector Funds had a positive return for the period and the losses ranged from (27.3)% to (58.3)%. The largest declines were seen in the Financial and Real Estate sectors, as the credit crisis sparked by the bankruptcy of Lehman Brothers in September 2008 spread across the developed world in late 2008 and early 2009. Banks were afraid to lend to each other, and credit spreads increased significantly. With credit virtually unavailable, business costs rose and investment decisions were put on hold. Real estate companies, which are heavily reliant on the debt markets, were especially hurt, but the implications of the credit crisis were felt through the entire economy and across all 11 international sector funds.

Sectors traditionally viewed as “defensive”, that is sectors whose earnings tend to be relatively less impacted by downturns in the economy, fared better than broader international market averages during the period. For example, the WisdomTree International Health Care Sector Fund and the WisdomTree International Communications Sector Fund had the smallest declines of the WisdomTree International Sector family.

Sectors that were more cyclically tied to the performance of the economy fared worse than the overall market averages. These sectors most cyclically tied to the performance in the economy included: Consumer Discretionary, Industrials, and Basic Materials. With the drop in demand from the slowdown in the global economy, prices of raw materials and commodities started crashing in mid 2008, hurting the International Basic Materials sector. With unemployment rising and consumer spending decreasing, the International Industrial and International Consumer Discretionary sectors fell more than the broader market averages.

The views expressed in this report reflect those of Wisdom Tree Asset Management only through the end of the period of the report as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month end performance information visit www.wisdomtree.com.

1Eurozone is a currency union of 16 European Union (EU) states which have adopted the Euro as their sole currency.

The MSCI EAFE Index is a market capitalization-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan. S&P/Citigroup® BMI World ex-U.S. Sector Indexes are indexes that track specific sectors of developed global markets outside the United States; the Dow Jones Wilshire ex-U.S. Real Estate Securities Index is designed to provide measures of real estate securities that serve as proxies for direct real estate investing in the international markets and is weighted by float-adjusted market cap. Index performance information assumes the reinvestment of gross dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree International Dividend Sector Funds	3

Performance Summary (unaudited)

WisdomTree International Basic Materials Sector Fund

Country Breakdown† as of 3/31/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
BHP Billiton Ltd.	10.1%
BASF SE	8.4%
Bayer AG	6.4%
BHP Billiton PLC	4.8%
Air Liquide S.A.	4.5%
CRH PLC	3.1%
Rio Tinto PLC	2.8%
Lafarge S.A.	2.6%
Holcim Ltd.	2.4%
Nippon Steel Corp.	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Basic Materials Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Basic Materials Sector Index.

The WisdomTree International Basic Materials Sector Fund (Ticker Symbol: DBN) returned (52.10)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). Australia detracted the most from returns, with an average weight of 18.63% of the Fund and returns of (55.24)% over the period. The Fund’s decline was least affected by Norway which returned (61.99)%, with an average weight of 0.57% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree International Basic Materials Sector Index	S&P/ Citigroup BMI ex-U.S. Materials Sector Index
One Year	(52.10)%	(51.86)%	(52.04)%	(51.06)%
Since Inception[1]	(14.42)%	(14.23)%	(13.76)%	(12.42)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on October 13, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

4	WisdomTree International Dividend Sector Funds

Performance Summary (unaudited)

WisdomTree International Communications Sector Fund

Country Breakdown† as of 3/31/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
Telefonica S.A.	5.9%
Vodafone Group PLC	5.8%
Deutsche Telekom AG	5.6%
China Mobile Ltd.	5.6%
France Telecom S.A.	5.5%
Telstra Corp. Ltd.	5.3%
NTT DoCoMo, Inc.	4.7%
Nippon Telegraph & Telephone Corp.	4.5%
Singapore Telecommunications Ltd.	4.4%
Koninklijke KPN N.V.	4.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Communications Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Communications Sector Index.

The WisdomTree International Communications Sector Fund (Ticker Symbol: DGG) returned (34.87)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). United Kingdom detracted the most from returns, with an average weight of 14.39% of the Fund and returns of (49.53)% over the period. The Fund’s decline was least affected by Switzerland which returned (13.76)%, with an average weight of 2.90% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree International Communications Sector Index	S&P/ Citigroup BMI World ex-U.S. Telecommunication Services Sector Index
One Year	(34.87)%	(34.53)%	(34.63)%	(31.83)%
Since Inception[1]	(8.42)%	(8.60)%	(7.90)%	(7.16)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on October 13, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Sector Funds	5

Performance Summary (unaudited)

WisdomTree International Consumer Discretionary Sector Fund

Country Breakdown† as of 3/31/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
Toyota Motor Corp.	9.6%
Vivendi	6.9%
Hennes & Mauritz AB Class B	4.1%
Daimler AG	3.7%
Honda Motor Co., Ltd.	3.2%
LVMH Moet Hennessy Louis Vuitton S.A.	3.1%
Volkswagen AG	2.8%
Inditex S.A.	2.7%
Bayerische Motoren Werke AG	1.8%
Marks & Spencer Group PLC	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Consumer Discretionary Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Consumer Discretionary Sector Index.

The WisdomTree International Consumer Discretionary Sector Fund (Ticker Symbol: DPC) returned (48.59)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). France detracted the most from returns, with an average weight of 18.76% of the Fund and returns of (55.22)% over the period. The Fund’s decline was least affected by Denmark which returned (79.50)%, with an average weight of 0.05% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree International Consumer Discretionary Sector Index	S&P/ Citigroup BMI World ex-U.S. Consumer Discretionary Sector Index
One Year	(48.59)%	(48.71)%	(48.45)%	(45.22)%
Since Inception[1]	(21.38)%	(21.47)%	(21.50)%	(20.76)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on October 13, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

6	WisdomTree International Dividend Sector Funds

Performance Summary (unaudited)

WisdomTree International Consumer Staples Sector Fund

Country Breakdown† as of 3/31/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
Nestle S.A.	11.6%
British American Tobacco PLC	7.0%
Anheuser-Busch InBev N.V.	4.9%
Unilever N.V. CVA	4.8%
Tesco PLC	4.3%
Diageo PLC	4.2%
L’Oreal S.A.	3.8%
Woolworths Ltd.	3.7%
Unilever PLC	3.4%
Carrefour S.A.	3.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Consumer Staples Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Consumer Staples Sector Index.

The WisdomTree International Consumer Staples Sector Fund (Ticker Symbol: DPN) returned (37.75)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). United Kingdom detracted the most from returns, with an average weight of 35.39% of the Fund and returns of (35.32)% over the period. The Fund’s decline was least affected by Hong Kong which returned (18.09)%, with an average weight of 0.28% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree International Consumer Staples Sector Index	S&P/ Citigroup BMI World ex-U.S. Consumer Staples Sector Index
One Year	(37.75)%	(38.80)%	(38.00)%	(37.20)%
Since Inception[1]	(12.76)%	(13.77)%	(13.30)%	(8.04)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on October 13, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Sector Funds	7

Performance Summary (unaudited)

WisdomTree International Energy Sector Fund

Country Breakdown† as of 3/31/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
TOTAL S.A.	8.8%
BP PLC	8.6%
Royal Dutch Shell PLC Class A	7.1%
ENI SpA	7.0%
Royal Dutch Shell PLC Class B	6.7%
StatoilHydro ASA	5.1%
CNOOC Ltd.	4.7%
TonenGeneral Sekiyu KK	4.6%
Nippon Oil Corp.	3.4%
Repsol YPF S.A.	3.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Energy Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Energy Sector Index.

The WisdomTree International Energy Sector Fund (Ticker Symbol: DKA) returned (37.05)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). United Kingdom detracted the most from returns, with an average weight of 24.84% of the Fund and returns of (30.13)% over the period. The Fund benefitted most by Japan which returned 0.05%, but only comprised on average 7.58% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree International Energy Sector Index	S&P/ Citigroup BMI World ex-U.S. Energy Sector Index
One Year	(37.05)%	(37.09)%	(36.89)%	(37.70)%
Since Inception[1]	(8.42)%	(8.90)%	(8.21)%	(9.65)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on October 13, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

8	WisdomTree International Dividend Sector Funds

Performance Summary (unaudited)

WisdomTree International Financial Sector Fund

Country Breakdown† as of 3/31/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
HSBC Holdings PLC	7.2%
Westpac Banking Corp.	4.8%
Commonwealth Bank of Australia	4.5%
BNP Paribas	4.2%
Banco Santander S.A.	4.0%
National Australia Bank Ltd.	3.6%
Credit Agricole S.A.	3.3%
Australia & New Zealand Banking Group Ltd.	3.3%
AXA S.A.	2.9%
Credit Suisse Group AG	2.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Financial Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Financial Sector Index.

The WisdomTree International Financial Sector Fund (Ticker Symbol: DRF) returned (58.33)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). United Kingdom detracted the most from returns, with an average weight of 18.73% of the Fund and returns of (66.41)% over the period. The Fund’s decline was least affected by Portugal which returned (63.61)%, with an average weight of 0.39% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree International Financial Sector Index	S&P/ Citigroup BMI World ex-U.S. Financials Sector Index
One Year	(58.33)%	(56.87)%	(58.35)%	(57.57)%
Since Inception[1]	(30.21)%	(29.70)%	(29.94)%	(30.63)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on October 13, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Sector Funds	9

Performance Summary (unaudited)

WisdomTree International Health Care Sector Fund

Country Breakdown† as of 3/31/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
Roche Holding AG	7.3%
Sanofi-Aventis S.A.	7.2%
GlaxoSmithKline PLC	6.9%
AstraZeneca PLC	6.8%
Novartis AG	6.4%
Takeda Pharmaceutical Co., Ltd.	5.0%
Novo Nordisk A/S Class B	2.5%
Astellas Pharma, Inc.	2.4%
Eisai Co., Ltd.	2.2%
Daiichi Sankyo Co., Ltd.	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Health Care Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Health Care Sector Index.

The WisdomTree International Health Care Sector Fund (Ticker Symbol: DBR) returned (27.28)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). Japan detracted the most from returns, with an average weight of 24.61% of the Fund and returns of (22.28)% over the period. The Fund’s decline was least affected by Ireland which returned (63.55)%, with an average weight of 0.03% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree International Health Care Sector Index	S&P/ Citigroup BMI World ex-U.S. Health Care Sector Index
One Year	(27.28)%	(26.75)%	(27.12)%	(28.43)%
Since Inception[1]	(11.07)%	(11.21)%	(10.81)%	(11.79)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on October 13, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

10	WisdomTree International Dividend Sector Funds

Performance Summary (unaudited)

WisdomTree International Industrial Sector Fund

Country Breakdown† as of 3/31/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
Siemens AG	3.9%
Schneider Electric S.A.	3.4%
Cie de Saint-Gobain	2.8%
Vinci S.A.	2.8%
Deutsche Post AG	2.4%
ACS Actividades de Construccion y Servicios, S.A.	2.4%
Wesfarmers Ltd.	2.3%
Bouygues S.A.	1.9%
AB Volvo Class B	1.9%
BAE Systems PLC	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Industrial Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Industrial Sector Index.

The WisdomTree International Industrial Sector Fund (Ticker Symbol: DDI) returned (50.94)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). France detracted the most from returns, with an average weight of 15.69% of the Fund and returns of (51.12)% over the period. The Fund’s decline was least affected by Portugal which returned (52.59)%, with an average weight of 0.39% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree International Industrial Sector Index	S&P/ Citigroup BMI World ex-U.S. Industrial Sector Index
One Year	(50.94)%	(50.27)%	(50.54)%	(49.49)%
Since Inception[1]	(19.07)%	(18.97)%	(19.09)%	(17.32)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on October 13, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Sector Funds	11

Performance Summary (unaudited)

WisdomTree International Technology Sector Fund

Country Breakdown† as of 3/31/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
Nokia Oyj	17.7%
Telefonaktiebolaget LM Ericsson Class B	9.6%
Canon, Inc.	8.8%
SAP AG	5.9%
Panasonic Corp.	5.7%
Oracle Corp.	2.6%
HOYA CORP.	2.5%
Ricoh Co., Ltd.	2.0%
Neopost S.A.	1.9%
Cap Gemini S.A.	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Technology Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Technology Sector Index.

The WisdomTree International Technology Sector Fund (Ticker Symbol: DBT) returned (41.44)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). Japan detracted the most from returns, with an average weight of 43.58% of the Fund and returns of (38.71)% over the period. The Fund’s decline was least affected by Denmark which returned (11.83)%, with an average weight of 0.12% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree International Technology Sector Index	S&P/ Citigroup BMI World ex-U.S. Information Technology Sector Index
One Year	(41.44)%	(40.24)%	(41.42)%	(43.90)%
Since Inception[1]	(21.45)%	(21.14)%	(21.19)%	(20.62)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on October 13, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

12	WisdomTree International Dividend Sector Funds

Performance Summary (unaudited)

WisdomTree International Utilities Sector Fund

Country Breakdown† as of 3/31/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
Gaz de France Suez	12.2%
Enel SpA	8.6%
Electricite de France	7.8%
E.ON AG	7.1%
RWE AG	5.6%
Iberdrola S.A.	4.4%
National Grid PLC	4.2%
Union Fenosa S.A.	3.5%
Tokyo Electric Power Co., Inc. (The)	3.3%
CLP Holdings Ltd.	3.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Utilities Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Utilities Sector Index.

The WisdomTree International Utilities Sector Fund (Ticker Symbol: DBU) returned (42.00)% at net asset value (“NAV”) for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). France detracted the most from returns, with an average weight of 22.53% of the Fund and returns of (48.53)% over the period. The Fund’s decline was least affected by Norway which returned (61.57)%, with an average weight of 0.05% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree International Utilities Sector Index	S&P/ Citigroup BMI World ex-U.S. Utilities Sector Index
One Year	(42.00)%	(41.67)%	(42.35)%	(40.07)%
Since Inception[1]	(10.18)%	(10.19)%	(9.71)%	(8.95)%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on October 13, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Sector Funds	13

Performance Summary (unaudited)

WisdomTree International Real Estate Fund

Country Breakdown† as of 3/31/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 3/31/09

Description	% of Net Assets
Westfield Group	8.4%
Unibail-Rodamco	7.1%
Sun Hung Kai Properties Ltd.	4.4%
Cheung Kong Holdings Ltd.	4.1%
Hang Lung Properties Ltd.	2.1%
Swire Pacific Ltd. Class A	2.0%
Land Securities Group PLC	1.8%
ICADE	1.8%
Gecina S.A.	1.8%
Henderson Land Development Co., Ltd.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Real Estate Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Real Estate Index.

The WisdomTree International Real Estate Fund Ticker Symbol: (DRW) returned (57.85)% for the fiscal year ended March 31, 2009 (for more complete performance information, please see below). Australia detracted the most from returns, with an average weight of 23.46% of the Fund and returns of (69.23)% over the period. The Fund’s decline was least affected by Denmark which returned (77.01)%, with an average weight of 0.06% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund is 0.58%.

Performance as of 3/31/09

	Average Annual Total Return
	Net Asset Value	Market Price	WisdomTree International Real Estate Index	Dow Jones Wilshire ex-U.S. RESI Index
One Year	(57.85)%	(58.17)%	(58.59)%	(56.59)%
Since Inception[1]	(43.41)%	(43.46)%	(43.58)%	(44.86)%
[1]	Total returns are calculated based on the commencement of trading on the AMEX on June 5, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

14	WisdomTree International Dividend Sector Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 to March 31, 2009.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period 10/01/08 to 3/31/09” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree International Dividend Sector Funds	15

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 10/01/08	Ending Account Value 3/31/09	Annualized Expense Ratio Based on the Period 10/01/08 to 3/31/09	Expenses Paid During the Period† 10/01/08 to 3/31/09
WisdomTree International Basic Materials Sector Fund
Actual	$1,000.00	$664.77	0.58%	$2.41
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree International Communications Sector Fund
Actual	$1,000.00	$809.41	0.58%	$2.62
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree International Consumer Discretionary Sector Fund
Actual	$1,000.00	$696.97	0.58%	$2.45
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree International Consumer Staples Sector Fund
Actual	$1,000.00	$752.26	0.58%	$2.53
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree International Energy Sector Fund
Actual	$1,000.00	$763.41	0.58%	$2.55
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree International Financial Sector Fund
Actual	$1,000.00	$560.14	0.58%	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree International Health Care Sector Fund
Actual	$1,000.00	$791.10	0.58%	$2.59
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree International Industrial Sector Fund
Actual	$1,000.00	$674.64	0.58%	$2.42
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree International Technology Sector Fund
Actual	$1,000.00	$744.75	0.58%	$2.52
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree International Utilities Sector Fund
Actual	$1,000.00	$697.15	0.58%	$2.45
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree International Real Estate Fund
Actual	$1,000.00	$606.03	0.58%	$2.34
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	0.58%	$2.95
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect one-half year period).

16	WisdomTree International Dividend Sector Funds

Schedule of Investments

WisdomTree International Basic Materials Sector Fund

March 31, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 98.1%
Australia – 16.9%
Adelaide Brighton Ltd.	43,838	$59,547
BHP Billiton Ltd.	102,066	2,262,912
BlueScope Steel Ltd.	63,303	113,036
Boral Ltd.	73,703	184,864
Brickworks Ltd.	9,196	62,999
Energy Resources of Australia Ltd.	3,587	52,935
Felix Resources Ltd.	1,014	6,165
Gunns Ltd.	44,387	27,756
Incitec Pivot Ltd.	49,895	73,494
Independence Group NL	4,501	8,131
Kagara Ltd.*	6,519	1,948
Macmahon Holdings Ltd.	32,980	10,082
Minara Resources Ltd.*	213,572	59,356
Mincor Resources NL	11,865	6,677
Newcrest Mining Ltd.	1,143	25,993
Nufarm Ltd.	6,784	53,263
OneSteel Ltd.	45,221	70,694
Orica Ltd.	16,100	165,445
Panoramic Resources Ltd.	15,615	11,934
Rio Tinto Ltd.	10,745	422,331
Sims Metal Management Ltd.	9,144	106,735

Total Australia		3,786,297
Austria – 0.4%
voestalpine AG*	6,781	88,681
Belgium – 1.7%
Solvay S.A.*	3,995	279,794
Tessenderlo Chemie N.V.*	1,483	45,090
Umicore*	3,587	66,222

Total Belgium		391,106
Denmark – 0.1%
Auriga Industries Class B*	826	14,283
Rockwool International AS Class B*	274	16,655

Total Denmark		30,938
Finland – 4.3%
Ahlstrom Oyj*	4,576	37,729
Kemira Oyj*	10,570	67,783
Outokumpu Oyj*(a)	12,997	140,810
Rautaruukki Oyj*	11,363	181,945
Stora Enso Oyj Class R*	66,540	235,882
UPM-Kymmene Oyj*(a)	52,439	302,861

Total Finland		967,010
France – 9.6%
Air Liquide S.A.*	12,477	1,014,567
Arkema S.A.	2,286	36,118
Ciments Francais S.A.*	1,644	120,138
Eramet	507	111,456
Imerys S.A.*	4,744	173,558
Lafarge S.A.*	13,099	589,400
Sa des Ciments Vicat*	2,731	120,925

Total France		2,166,162

Investments	Shares	U.S. $ Value

Germany – 18.7%
BASF SE*	62,677	$1,896,499
Bayer AG*	29,994	1,433,630
H&R WASAG AG*	1,925	20,140
HeidelbergCement AG*(a)	2,522	82,606
K+S AG*	1,224	56,765
Lanxess AG*	4,352	74,134
Linde AG*	4,508	306,326
Norddeutsche Affinerie AG*	2,529	64,167
Salzgitter AG*	1,516	84,698
Symrise AG*	5,779	68,364
Wacker Chemie AG*	1,216	100,954

Total Germany		4,188,283
Ireland – 3.1%
CRH PLC	31,992	689,930
Italy – 1.1%
Buzzi Unicem SpA*	6,488	72,746
Buzzi Unicem SpA RSP*	2,223	13,547
Cementir Holding SpA*	6,342	17,598
Italcementi SpA*	8,708	88,100
Italcementi SpA RSP*	7,325	38,610
Italmobiliare SpA RSP*	1,072	20,268

Total Italy		250,869
Japan – 19.7%
ADEKA Corp.	3,600	22,233
Advan Co., Ltd.*	1,400	6,463
Aichi Steel Corp.	6,000	16,037
Air Water, Inc.	5,000	43,637
Asahi Kasei Corp.	51,000	183,305
Chuetsu Pulp & Paper Co., Ltd.	5,000	12,554
Chuo Denki Kogyo Co., Ltd.*	1,000	5,082
Daicel Chemical Industries Ltd.	7,000	25,018
Daido Steel Co., Ltd.	9,000	22,142
Daiken Corp.	8,000	12,959
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	3,000	6,500
Daio Paper Corp.	3,000	26,455
Denki Kagaku Kogyo K.K.	17,000	30,465
DIC Corp.	23,000	33,532
DOWA Holding Co., Ltd.*	11,000	40,873
Furukawa-Sky Aluminum Corp.	10,000	15,389
Godo Steel Ltd.*	3,000	7,320
Hokuetsu Paper Mills Ltd.	8,500	36,145
JFE Holdings, Inc.	20,200	438,686
JSR Corp.	5,800	67,237
Kaneka Corp.	12,000	58,803
Koatsu Gas Kogyo Co., Ltd.	2,000	9,132
Kobe Steel Ltd.	107,000	136,499
Kuraray Co., Ltd.	12,000	101,448
Kureha Corp.	4,000	14,660
Kyoei Steel Ltd.	1,700	33,201
Mitsubishi Chemical Holdings Corp.	55,500	188,802
Mitsubishi Gas Chemical Co., Inc.	15,000	63,785

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	17

Schedule of Investments (continued)

WisdomTree International Basic Materials Sector Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Mitsubishi Paper Mills Ltd.*	10,000	$13,871
Mitsubishi Rayon Co., Ltd.	31,000	59,320
Mitsui Chemicals, Inc.	30,000	72,593
Nakayama Steel Works Ltd.	3,000	5,832
Nippon Chemical Industrial Co., Ltd.	3,000	4,799
Nippon Denko Co., Ltd.	3,000	8,899
Nippon Kayaku Co., Ltd.	8,000	40,093
Nippon Metal Industry Co., Ltd.	6,000	6,925
Nippon Mining Holdings, Inc.	34,000	134,251
Nippon Shokubai Co., Ltd.	6,000	37,785
Nippon Soda Co., Ltd.*	3,000	8,717
Nippon Steel Corp.*	185,000	492,609
Nippon Synthetic Chemical Industry Co., Ltd. (The)*	3,000	8,444
Nippon Yakin Kogyo Co., Ltd.	2,500	5,417
Nissan Chemical Industries Ltd.	4,000	33,249
Nisshin Steel Co., Ltd.	34,000	56,799
Nittetsu Mining Co., Ltd.	2,000	5,508
Nitto Boseki Co., Ltd.*	8,000	14,012
NOF Corp.	7,000	23,600
OJI Paper Co., Ltd.	40,000	161,993
OSAKA Titanium Technologies Co.	800	20,654
Pacific Metals Co., Ltd.	12,000	52,243
Sanyo Chemical Industries Ltd.	4,000	18,670
Sanyo Special Steel Co., Ltd.	5,000	11,795
Sekisui Jushi Corp.	1,000	7,411
Sekisui Plastics Co., Ltd.	3,000	8,808
Shin-Etsu Chemical Co., Ltd.	9,900	478,111
Shin-Etsu Polymer Co., Ltd.	2,400	10,278
Showa Denko K.K.*	41,000	50,228
Sumitomo Bakelite Co., Ltd.	10,000	39,992
Sumitomo Chemical Co., Ltd.	44,000	148,345
Sumitomo Light Metal Industries Ltd.*	10,000	8,910
Sumitomo Metal Industries Ltd.	152,000	303,169
Sumitomo Osaka Cement Co., Ltd.	14,000	32,176
Sumitomo Seika Chemicals Co., Ltd.	3,000	8,231
T. Hasegawa Co., Ltd.	1,500	16,189
Taiyo Nippon Sanso Corp.	8,000	51,919
Takasago International Corp.	3,000	14,792
Toagosei Co., Ltd.	8,000	17,819
Toho Zinc Co., Ltd.*	4,000	10,084
Tokushu Tokai Holdings Co., Ltd.*	9,000	23,145
Tokuyama Corp.	4,000	25,311
Tokyo Ohka Kogyo Co., Ltd.	1,200	16,608
Tokyo Steel Manufacturing Co., Ltd.	3,600	35,829
Tosoh Corp.	17,000	32,014
Ube Industries Ltd.*	20,000	36,043
Ube Material Industries Ltd.*	3,000	5,072
Wood One Co., Ltd.	2,000	5,083
Yamato Kogyo Co., Ltd.	1,000	21,262
Yodogawa Steel Works Ltd.	8,000	32,722
Zeon Corp.	10,000	26,830

Total Japan		4,422,821

Investments	Shares	U.S. $ Value

Netherlands – 1.0%
Innoconcepts*	718	$1,974
Koninklijke DSM N.V.*	8,382	220,517

Total Netherlands		222,491
New Zealand – 1.3%
Fletcher Building Ltd.	83,559	286,148
Norway – 0.4%
Yara International ASA*	3,884	84,703
Portugal – 1.3%
Cimpor Cimentos de Portugal SGPS S.A.*	46,391	230,729
Portucel-Empresa Produtora De Pasta E Papel, S.A.*	13,503	25,888
Semapa-Sociedade de Investimento e Gestao*	5,381	45,366

Total Portugal		301,983
Singapore – 0.0%
Hong Leong Asia Ltd.*	21,000	7,322
Spain – 0.9%
Acerinox S.A.	8,944	103,906
Cementos Portland Valderrivas S.A.(a)	3,105	73,174
Grupo Empresarial Ence S.A.	1,875	5,128
Tubacex S.A.	2,972	6,235
Tubos Reunidos S.A.	8,795	20,318

Total Spain		208,761
Sweden – 1.7%
Boliden AB*(a)	33,367	171,127
Holmen AB Class B Series*(a)	6,043	99,958
SSAB Svenskt Stal AB Series A*(a)	8,693	73,604
SSAB Svenskt Stal AB Series B*	3,306	26,093

Total Sweden		370,782
Switzerland – 6.2%
Ciba Holding AG*	9,821	428,754
Holcim Ltd.*	14,873	530,800
Schmolz + Bickenbach AG*	540	6,862
Syngenta AG*	2,118	427,307

Total Switzerland		1,393,723
United Kingdom – 9.7%
Antofagasta PLC	9,758	70,563
BHP Billiton PLC	53,832	1,068,668
Bunzl PLC	15,406	120,679
Croda International PLC	5,333	40,513
Delta PLC	9,770	15,194
Elementis PLC	29,204	11,511
Hochschild Mining PLC	4,919	15,018
Johnson Matthey PLC	1,982	29,915
Marshalls PLC	18,111	25,700
Mondi PLC	33,976	72,075
Rio Tinto PLC	18,925	637,465
Vedanta Resources PLC	4,120	39,891
Victrex PLC	2,948	21,466

Total United Kingdom		2,168,658
TOTAL COMMON STOCKS (Cost: $46,848,880)		22,026,668

See Notes to Financial Statements.

18	WisdomTree International Dividend Sector Funds

Schedule of Investments (concluded)

WisdomTree International Basic Materials Sector Fund

March 31, 2009

Investments	Shares	U.S. $ Value

SHORT-TERM INVESTMENT – 0.6%
MONEY MARKET FUND – 0.6%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $150,562)	150,562	$150,562
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.5%
MONEY MARKET FUND – 4.5%
Dreyfus Institutional Preferred Money Market Fund, 0.59%(c) (Cost: $1,005,077)(d)	1,005,077	1,005,077
TOTAL INVESTMENTS IN SECURITIES – 103.2% (Cost: $48,004,519)		23,182,307
Liabilities in Excess of Foreign Currency and Other Assets – (3.2)%		(722,779)

NET ASSETS – 100.0%		$22,459,528
RSP-Risparmio	Italian Savings Shares

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2009.

(c)	Interest rates shown reflect yields as of March 31, 2009.

(d)	At March 31, 2009, the total market value of the Fund’s securities on loan was $978,602 and the total market value of the collateral held by the Fund was $1,005,077.

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	19

Schedule of Investments

WisdomTree International Communications Sector Fund

March 31, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 98.9%
Australia – 5.5%
Reverse Corp., Ltd.	8,105	$4,167
Telstra Corp., Ltd.	447,474	998,005
Washington H. Soul Pattinson & Co., Ltd.	4,356	30,265

Total Australia		1,032,437
Austria – 3.4%
Telekom Austria AG*	42,737	646,858
Belgium – 6.7%
Belgacom S.A.*	22,210	695,922
Mobistar S.A.*	8,905	562,192

Total Belgium		1,258,114
Finland – 0.4%
Elisa Oyj*	4,773	69,645
France – 5.5%
France Telecom S.A.*	45,724	1,041,138
Germany – 5.6%
Deutsche Telekom AG*	84,673	1,051,130
Greece – 2.8%
Hellenic Telecommunications Organization S.A.*	35,292	526,675
Hong Kong – 9.2%
China Mobile Ltd.	120,000	1,045,161
China Unicom (Hong Kong) Ltd.	647,475	691,754
Citic 1616 Holdings Ltd.	17,000	3,247

Total Hong Kong		1,740,162
Italy – 7.1%
Telecom Italia SpA*	546,810	704,946
Telecom Italia SpA RSP*	617,518	628,437

Total Italy		1,333,383
Japan – 12.1%
KDDI Corp.	118	551,949
Nippon Telegraph & Telephone Corp.	22,409	846,265
NTT DoCoMo, Inc.*	653	883,933

Total Japan		2,282,147
Netherlands – 4.3%
Koninklijke KPN N.V.*	61,051	815,438
New Zealand – 2.9%
Telecom Corp. of New Zealand Ltd.	424,802	552,799
Portugal – 3.4%
Portugal Telecom, SGPS, S.A.	81,874	633,745
Singapore – 5.0%
Keppel Telecommunications & Transportation Ltd.*	6,000	3,039
MobileOne Ltd.*	27,600	27,052
Pacific Century Regional Developments Ltd.*	101,000	11,295
Singapore Telecommunications Ltd.*	499,000	830,463
StarHub Ltd.*	56,842	73,660

Total Singapore		945,509
Spain – 5.9%
Telefonica S.A.*	55,471	1,106,206

Investments	Shares	U.S. $ Value

Sweden – 3.6%
Tele2 AB Class B*	5,376	$45,194
TeliaSonera AB*(a)	130,288	624,074

Total Sweden		669,268
Switzerland – 4.0%
Swisscom AG*	2,649	744,926
United Kingdom – 11.5%
BT Group PLC	392,642	440,105
Cable & Wireless PLC	284,091	568,047
Inmarsat PLC	8,094	56,760
Kcom Group PLC	19,897	4,991
Telecom Plus PLC	2,619	11,374
Vodafone Group PLC	616,078	1,083,951

Total United Kingdom		2,165,228
TOTAL COMMON STOCKS (Cost: $28,143,767)		18,614,808
SHORT-TERM INVESTMENT – 0.5%
MONEY MARKET FUND – 0.5%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $89,247)	89,247	89,247
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.3%
MONEY MARKET FUND – 3.3%
Dreyfus Institutional Preferred Money Market Fund, 0.59%(c) (Cost: $614,047)(d)	614,047	614,047
TOTAL INVESTMENTS IN SECURITIES – 102.7% (Cost: $28,847,061)		19,318,102
Liabilities in Excess of Foreign Currency and Other Assets – (2.7)%		(504,583)

NET ASSETS – 100.0%		$18,813,519
RSP	– Risparmio Italian Savings Shares

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2009.

(c)	Interest rates shown reflect yields as of March 31, 2009.

(d)	At March 31, 2009, the total market value of the Fund’s securities on loan was $613,330 and the total market value of the collateral held by the Fund was $614,047.

See Notes to Financial Statements.

20	WisdomTree International Dividend Sector Funds

Schedule of Investments

WisdomTree International Consumer Discretionary Sector Fund

March 31, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 98.5%
Australia – 5.5%
Amalgamated Holdings Ltd.	708	$1,914
APN News & Media Ltd.	3,438	2,771
ARB Corp., Ltd.	519	1,082
Aristocrat Leisure Ltd.	2,861	6,779
Austereo Group Ltd.	2,484	1,993
Automotive Holdings Group	2,800	1,401
Billabong International Ltd.	1,232	7,276
Breville Group Ltd.	121	52
Consolidated Media Holdings Ltd.	8,296	11,528
Corporate Express Australia Ltd.	949	1,925
Crown Ltd.	1,774	7,827
David Jones Ltd.	4,365	8,492
Fairfax Media Ltd.(a)	11,841	8,351
Fleetwood Corp., Ltd.	383	1,485
GUD Holdings Ltd.	475	2,066
Harvey Norman Holdings Ltd.	5,410	9,660
JB Hi-Fi Ltd.	280	2,241
Mitchell Communications Group Ltd.	3,651	1,192
Nomad Building Solutions Ltd.	385	95
Pacific Brands Ltd.	3,926	668
Photon Group Ltd.	1,208	814
Prime Media Group Ltd.	989	350
Seven Network Ltd.	1,107	4,530
STW Communications Group Ltd.	2,277	775
Super Cheap Auto Group Ltd.	789	1,233
TABCORP Holdings Ltd.	5,877	26,542
Tatts Group Ltd.	11,553	22,235
Ten Network Holdings Ltd.	6,547	3,548
Village Roadshow Ltd.	756	452
West Australian Newspapers Holdings Ltd.	1,558	4,796

Total Australia		144,073
Denmark – 0.1%
Bang & Olufsen A/S Class B*	146	1,848
Finland – 0.9%
Alma Media Corp	643	4,465
Amer Sports Oyj Class A*	480	3,180
Nokian Renkaat Oyj*	165	1,937
Sanoma Oyj*	877	11,201
Stockmann Oyj Abp Class B*	165	2,274

Total Finland		23,057
France – 19.4%
Accor S.A.*	948	32,996
Canal Plus*	544	3,395
Compagnie Generale des Etablissements Michelin Class B*	552	20,470
Derichebourg*	649	1,422
Havas S.A.*	661	1,702
Hermes International*	117	13,602
IMS-Intl Metal Service*	87	1,195
IPSOS*	53	1,168
Lagardere SCA*	502	14,087

Investments	Shares	U.S. $ Value

LVMH Moet Hennessy Louis Vuitton S.A.*	1,272	$79,865
M6-Metropole Television*	1,102	17,982
NRJ Group*	458	2,688
PagesJaunes Groupe	3,066	25,918
Peugeot S.A.*	1,117	21,118
PPR*	642	41,153
Publicis Groupe*	624	16,006
Rallye S.A.	260	4,674
SEB S.A.*	86	2,328
Societe BIC S.A.*	214	10,511
Societe Television Francaise 1*	1,830	14,338
Vivendi*	6,765	178,964

Total France		505,582
Germany – 10.3%
Adidas AG*	243	8,085
Bayerische Motoren Werke AG*	1,653	47,822
Beate Uhse AG*	1,672	1,332
Daimler AG*	3,769	95,478
Douglas Holding AG*	140	5,538
Fielmann AG*	101	6,217
GFK AG*	61	1,442
Leoni AG*	136	1,235
Metro AG*	714	23,557
Praktiker Bau- und Heimwerkermaerkte AG*	125	657
Puma AG Rudolf Dassler Sport*	18	2,731
Takkt AG*	141	1,217
Volkswagen AG*	236	72,475

Total Germany		267,786
Hong Kong – 0.6%
Denway Motors Ltd.	26,000	10,064
Hongkong & Shanghai Hotels (The)	3,000	1,889
Oriental Press Group	10,000	903
Television Broadcasts Ltd.	1,000	3,194

Total Hong Kong		16,050
Ireland – 0.1%
Paddy Power PLC	119	1,918
Italy – 3.3%
Benetton Group SpA*	682	4,441
Brembo SpA*	299	1,175
Bulgari SpA*	1,364	5,994
Cairo Communication SpA*	1,155	2,960
Fiat SpA RSP*	555	2,713
Geox SpA*	913	5,697
Lottomatica SpA*	590	9,698
Mediaset SpA*	9,655	43,040
Piaggio & C SpA*	1,868	2,366
Sogefi SpA*	1,174	1,143
Tod’s SpA*	140	5,961

Total Italy		85,188
Japan – 31.2%
ABC-Mart, Inc.	100	1,916
Aisan Industry Co., Ltd.	200	915

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	21

Schedule of Investments (continued)

WisdomTree International Consumer Discretionary Sector Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Aisin Seiki Co., Ltd.	400	$6,261
Alpen Co., Ltd.	100	1,671
AOKI Holdings, Inc.	100	892
Asatsu-DK, Inc.	100	1,667
Avex Group Holdings, Inc.	300	2,721
Belluna Co., Ltd.	150	386
Best Denki Co., Ltd.*	500	1,433
Bridgestone Corp.	1,000	14,265
Culture Convenience Club Co., Ltd.	300	2,050
Daidoh Ltd.*	400	2,094
Daito Trust Construction Co., Ltd.	200	6,682
Daiwa House Industry Co., Ltd.*	1,000	8,019
DENSO Corp.	1,000	19,763
Don Quijote Co., Ltd.	100	1,281
Doshisha Co., Ltd.	100	1,253
EDION Corp.	400	988
Exedy Corp.	100	1,259
Fast Retailing Co., Ltd.	100	11,309
FCC Co., Ltd.	200	2,049
France Bed Holdings Co., Ltd.	2,000	2,653
Fuji Heavy Industries Ltd.	1,000	3,260
FUJIFILM Holdings Corp.	400	8,606
Futaba Industrial Co., Ltd.	100	287
Gulliver International Co., Ltd.	70	1,052
Gunze Ltd.*	1,000	2,855
Hakuhodo DY Holdings, Inc.	40	1,709
Hanwa Co., Ltd.	1,000	2,521
Heiwa Corp.	700	6,159
Hitachi High-Technologies Corp.	200	2,800
Honda Motor Co., Ltd.	3,600	84,378
Iida Home Max	200	630
Inaba Denki Sangyo Co., Ltd.*	100	2,217
Isetan Mitsukoshi Holdings Ltd.*	340	2,606
Isuzu Motors Ltd.*	2,000	2,410
ITOCHU Corp.	3,000	14,519
J Front Retailing Co., Ltd.	1,381	4,754
Kanto Auto Works Ltd.	200	1,907
Keihin Corp.	200	2,124
Keiyo Co., Ltd.	400	2,061
Koei Co., Ltd.	300	2,400
Konami Corp.	200	2,993
Kurabo Industries Ltd.*	2,000	2,734
Marubeni Corp.	2,000	6,176
Marui Group Co., Ltd.	1,100	5,825
Mazda Motor Corp.	1,000	1,660
Mitsubishi Corp.	3,000	39,030
Mitsui & Co., Ltd.	3,000	29,948
Moshi Moshi Hotline, Inc.	100	1,766
Namco Bandai Holdings, Inc.	600	5,971
Nifco, Inc.	200	2,161
Nippon Television Network Corp.	30	2,800
Nissin Kogyo Co., Ltd.	200	1,705
Nitori Co., Ltd.	50	2,794
Oriental Land Co., Ltd.	100	6,358

Investments	Shares	U.S. $ Value

Parco Co., Ltd.	200	$1,371
Plenus Co., Ltd.	200	3,052
Point, Inc.	70	3,168
Resorttrust, Inc.	220	2,022
Riken Corp.	1,000	2,167
Ryohin Keikaku Co., Ltd.	100	3,898
Saizeriya Co., Ltd.*	100	1,019
Sanei-International Co., Ltd.*	100	661
Sangetsu Co., Ltd.	300	6,424
Sankyo Co., Ltd.	200	8,646
Sankyo Seiko Co., Ltd.*	500	921
Sega Sammy Holdings, Inc.	800	6,990
Seiko Holdings Corp.	1,000	1,934
Seiren Co., Ltd.	400	1,790
Sekisui Chemical Co., Ltd.	1,000	4,961
Sekisui House Ltd.	2,000	15,065
Sharp Corp.	2,000	15,713
Shimachu Co., Ltd.	100	1,678
Showa Corp.	300	1,060
Sojitz Corp.	2,700	3,198
Sony Corp.	800	16,183
Square Enix Holdings Co., Ltd.	200	3,764
Stanley Electric Co., Ltd.	300	3,323
Sumitomo Corp.	2,900	24,751
Sumitomo Rubber Industries, Inc.	700	4,649
Sundrug Co., Ltd.	200	3,041
Suzuki Motor Corp.	300	4,948
Takata Corp.	100	814
Teijin Ltd.	2,000	4,313
Toei Co., Ltd.	1,000	4,333
Toho Co., Ltd.	200	2,784
Tokai Rika Co., Ltd.	200	1,976
Token Corp.	60	1,434
Tokyo Broadcasting System, Inc.	200	2,620
TOMY Co., Ltd.	200	774
Topre Corp.	200	1,399
Toray Industries, Inc.	2,000	7,998
Toyobo Co., Ltd.*	2,000	2,572
Toyoda Gosei Co., Ltd.	200	3,003
Toyota Auto Body Co., Ltd.	200	2,904
Toyota Boshoku Corp.	200	2,047
Toyota Motor Corp.	7,900	249,549
Toyota Tsusho Corp.	400	3,831
Trusco Nakayama Corp.	200	2,371
TS Tech Co., Ltd.	100	705
Xebio Co., Ltd.	100	1,453
Yamada Denki Co., Ltd.*	40	1,563
Yamaha Corp.	400	3,876
Yamaha Motor Co., Ltd.	500	4,429
Yokohama Rubber Co., Ltd. (The)	1,000	4,141
Zensho Co., Ltd.(a)	300	1,431

Total Japan		811,420

See Notes to Financial Statements.

22	WisdomTree International Dividend Sector Funds

Schedule of Investments (continued)

WisdomTree International Consumer Discretionary Sector Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Netherlands – 1.9%
Beter BED Holding N.V.*	118	$1,182
Hunter Douglas N.V.*	202	4,720
Macintosh Retail Group N.V.*	92	868
Reed Elsevier N.V.	2,181	23,351
Telegraaf Media Groep N.V.*	211	2,831
Wolters Kluwer N.V.*	1,073	17,395

Total Netherlands		50,347
New Zealand – 0.6%
Fisher & Paykel Appliances Holdings Ltd.	2,587	723
Sky City Entertainment Group Ltd.	4,443	7,126
Sky Network Television Ltd.	1,291	2,999
Warehouse Group Ltd. (The)	2,037	4,162

Total New Zealand		15,010
Norway – 0.2%
Ekornes ASA*	400	3,851
Portugal – 0.2%
SAG GEST-Solucoes Automovel Globais, SGPS, S.A.	1,420	2,036
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.*	769	4,094

Total Portugal		6,130
Singapore – 0.9%
Hotel Plaza Ltd.*	3,000	1,776
Hotel Properties Ltd.*	1,000	612
Jardine Cycle & Carriage Ltd.*	1,000	7,789
KS Energy Services Ltd.*	1,000	493
Singapore Press Holdings Ltd.*	8,000	13,314

Total Singapore		23,984
Spain – 4.2%
Adolfo Dominguez S.A.	26	191
Antena 3 de Television S.A.*	2,541	10,121
Cie Automotive S.A.	190	552
Gestevision Telecinco S.A.*	3,351	23,224
Inditex S.A.*	1,818	70,844
Promotora de Informaciones S.A.*	464	1,214
Sol Melia S.A.*	303	857
Vocento S.A.*	650	2,546

Total Spain		109,549
Sweden – 4.6%
B&B Tools AB Class B*	100	535
BE Group AB	200	489
Clas Ohlson AB Class B*	222	1,980
Hakon Invest AB	701	5,830
Hennes & Mauritz AB Class B*(a)	2,867	107,158
Modern Times Group AB Class B*	50	848
Nobia AB*	937	2,153
SkiStar AB*	200	1,929

Total Sweden		120,922
Switzerland – 1.0%
Compagnie Financiere Richemont S.A. Class A*	996	15,574
Highlight Communications AG*	253	1,428

Investments	Shares	U.S. $ Value

Swatch Group AG (The)*	181	$4,433
Swatch Group AG (The) Class B*	45	5,442

Total Switzerland		26,877
United Kingdom – 13.5%
Aegis Group PLC	2,117	2,511
Bellway PLC	1,050	10,196
Bloomsbury Publishing PLC	483	782
Brammer PLC	1,239	1,385
British Sky Broadcasting Group PLC	5,159	32,056
BSS Group PLC	750	3,096
Burberry Group PLC	1,272	5,137
Carpetright PLC	525	3,110
Carphone Warehouse Group PLC	1,955	3,517
Centaur Media PLC	1,393	464
Cineworld Group PLC	1,260	2,276
Clinton Cards PLC	3,796	653
Compass Group PLC	5,152	23,557
Daily Mail & General Trust N.V. Class A	1,350	4,528
Debenhams PLC	11,099	7,636
Electrocomponents PLC	4,321	7,757
Enterprise Inns PLC	2,180	2,117
Euromoney Institutional Investor PLC	458	1,339
Findel PLC	804	876
Future PLC	3,154	588
Game Group PLC	546	1,180
Greene King PLC	495	3,473
Halfords Group PLC	643	2,694
Headlam Group PLC	811	2,674
HMV Group PLC	3,101	5,767
Holidaybreak PLC	318	912
Home Retail Group PLC	5,388	17,357
Informa PLC	1,383	5,204
Intercontinental Hotels Group PLC	944	7,185
Kesa Electricals PLC	1,648	2,226
Kingfisher PLC	13,266	28,465
Ladbrokes PLC	3,394	8,915
Luminar Group Holdings PLC	351	619
Marks & Spencer Group PLC	10,355	43,933
Millennium & Copthorne Hotels PLC	806	1,987
Mothercare PLC	378	2,101
N. Brown Group PLC	1,474	4,004
Next PLC	987	18,731
Pearson PLC	3,701	37,213
Pendragon PLC	8,791	901
Reed Elsevier PLC	3,132	22,491
Rightmove PLC	265	993
UTV Media PLC	692	600
WH Smith PLC	701	3,574
Whitbread PLC	636	7,183
William Hill PLC	2,730	6,662

Total United Kingdom		350,625
TOTAL COMMON STOCKS (Cost: $4,248,980)		2,564,217

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	23

Schedule of Investments (concluded)

WisdomTree International Consumer Discretionary Sector Fund

March 31, 2009

Investments	Shares	U.S. $ Value

SHORT-TERM INVESTMENT – 0.4%
MONEY MARKET FUND – 0.4%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $9,238)	9,238	$9,238
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.2%
MONEY MARKET FUND – 4.2%
Dreyfus Institutional Preferred Money Market Fund, 0.59%(c) (Cost: $110,008)(d)	110,008	110,008
TOTAL INVESTMENTS IN SECURITIES – 103.1% (Cost: $4,368,226)		2,683,463
Liabilities in Excess of Foreign Currency and Other Assets – (3.1)%		(81,512)

NET ASSETS – 100.0%		$2,601,951
RSP	– Risparmio Italian Savings Shares

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2009.

(c)	Interest rates shown reflect yields as of March 31, 2009.

(d)	At March 31, 2009, the total market value of the Fund’s securities on loan was $107,169 and the total market value of the collateral held by the Fund was $110,008.

See Notes to Financial Statements.

24	WisdomTree International Dividend Sector Funds

Schedule of Investments

WisdomTree International Consumer Staples Sector Fund

March 31, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 98.8%
Australia – 8.9%
A.B.C Learning Centres Ltd.†	84,388	$31,662
AWB Ltd.	12,974	11,088
Campbell Brothers Ltd.	830	7,843
Coca-Cola Amatil Ltd.	27,532	165,850
Flight Centre Ltd.	6,014	22,272
Foster’s Group Ltd.	64,714	227,514
Goodman Fielder Ltd.	86,601	62,878
Iress Market Technology Ltd.	2,666	10,373
Lion Nathan Ltd.	17,005	95,466
Metcash Ltd.	6,830	19,267
Navitas Ltd.	10,375	16,508
Seek Ltd.	6,993	13,604
Skilled Group Ltd.	5,434	5,474
Woolworths Ltd.	28,558	496,251
Wotif.com Holdings Ltd.	5,213	13,691

Total Australia		1,199,741
Belgium – 6.2%
Anheuser-Busch InBev N.V.*	23,902	658,336
Colruyt S.A.*	256	58,693
Delhaize Group*	1,718	111,335
Omega Pharma S.A.*	286	6,290

Total Belgium		834,654
Denmark – 0.2%
Carlsberg A/S Class B*	425	17,425
Danisco A/S*	448	13,396

Total Denmark		30,821
Finland – 0.4%
Kesko Oyj Class B*	2,824	58,604
France – 13.1%
Carrefour S.A.*	11,611	453,228
Casino Guichard Perrachon S.A.*	1,762	114,678
Christian Dior S.A.*	2,663	145,935
Fimalac*	244	8,295
Groupe Danone*	7,589	369,383
L’Oreal S.A.*	7,523	517,393
Pernod-Ricard S.A.*	2,586	144,118
Remy Cointreau S.A.*	750	17,775

Total France		1,770,805
Germany – 1.3%
Beiersdorf AG*	1,458	65,410
Henkel AG & Co. KGaA*	2,476	62,460
Suedzucker AG*	2,524	48,625

Total Germany		176,495
Hong Kong – 0.4%
China Travel International Investment Hong Kong Ltd.	40,000	7,071
Shanghai Industrial Holdings Ltd.	17,000	47,052

Total Hong Kong		54,123
Ireland – 0.3%
C&C Group PLC	9,287	16,029

Investments	Shares	U.S. $ Value

Fyffes PLC	5,278	$1,437
Greencore Group PLC	4,980	4,694
Kerry Group PLC Class A	548	11,096

Total Ireland		33,256
Italy – 1.4%
Davide Campari-Milano SpA*	2,385	15,136
Parmalat SpA*	79,814	164,358
Safilo Group SpA*	6,728	3,524

Total Italy		183,018
Japan – 8.9%
Aeon Co., Ltd.*	4,800	31,297
Ajinomoto Co., Inc.	5,000	35,183
Asahi Breweries Ltd.	2,900	34,529
Circle K Sunkus Co., Ltd.	300	4,258
Coca-Cola West Co., Ltd.	1,200	19,148
FamilyMart Co., Ltd.	500	15,187
Fancl Corp.	400	4,520
Fuji Oil Co., Ltd.	1,300	13,925
Fujicco Co., Ltd.	1,000	11,501
Heiwado Co., Ltd.	600	7,454
Hokuto Corp.	700	12,112
House Foods Corp.	400	5,540
Ito En Ltd.	300	3,660
Itoham Foods, Inc.*	2,000	5,710
Izumiya Co., Ltd.	2,000	9,072
Japan Tobacco, Inc.	63	167,052
Kagome Co., Ltd.*(a)	400	5,775
Kao Corp.	5,000	97,145
Kato Sangyo Co., Ltd.	500	7,274
Kikkoman Corp.*	1,000	8,322
Kirin Holdings Co., Ltd.	7,000	73,848
Kyokuyo Co., Ltd.*	3,000	5,680
Lawson, Inc.	1,700	70,224
Lion Corp.	1,000	4,647
Mandom Corp.	500	8,257
Marudai Food Co., Ltd.*	4,000	9,517
Maruha Nichiro Holdings, Inc.*	5,000	6,834
Meitec Corp.	400	4,925
Mikuni Coca-Cola Bottling Co., Ltd.	1,300	10,200
Ministop Co., Ltd.	600	9,361
Mitsui Sugar Co., Ltd.	4,000	10,813
Morinaga & Co., Ltd.*	5,000	10,023
Nippon Beet Sugar Manufacturing Co., Ltd.*	5,000	11,188
Nippon Flour Mills Co., Ltd.	2,000	8,140
Nippon Meat Packers, Inc.*	2,000	20,755
Nippon Suisan Kaisha Ltd.	4,800	12,490
Nisshin Oillio Group Ltd. (The)	2,000	8,646
Nisshin Seifun Group, Inc.	2,000	21,322
Nissin Foods Holdings Co., Ltd.	900	26,425
Nosan Corp.*	4,000	8,829
Park24 Co., Ltd.*	3,900	26,337
QP Corp.	800	8,594
Ryoshoku Ltd.	600	13,668

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	25

Schedule of Investments (concluded)

WisdomTree International Consumer Staples Sector Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Sakata Seed Corp.(a)	1,000	$13,121
Sanrio Co., Ltd.*	100	770
Seven & I Holdings Co., Ltd.	8,400	183,700
Shiseido Co., Ltd.	4,000	58,115
Showa Sangyo Co., Ltd.*	4,000	11,218
Unicharm Corp.	400	24,299
Yakult Honsha Co., Ltd.	400	7,103
Yokohama Reito Co., Ltd.	2,000	11,724

Total Japan		1,199,437
Netherlands – 7.5%
CSM*	1,249	14,573
Heineken Holding N.V.	2,503	60,782
Heineken N.V.*	4,768	135,472
Koninklijke Ahold N.V.*	10,286	112,668
Nutreco Holding N.V.*	549	19,648
Sligro Food Group N.V.*	361	8,189
Unilever N.V. CVA*	32,564	642,043
USG People N.V.*	2,377	19,087

Total Netherlands		1,012,462
Norway – 0.9%
Orkla ASA*	18,300	125,214
Portugal – 0.3%
Jeronimo Martins, SGPS, S.A.*	5,158	25,394
Sonae SGPS, S.A.*	30,586	20,751

Total Portugal		46,145
Singapore – 0.3%
Olam International Ltd.*	2,000	1,921
Super Coffeemix Manufacturing Ltd.*	11,000	2,568
Wilmar International Ltd.*	19,000	39,620

Total Singapore		44,109
Spain – 0.2%
Ebro Puleva S.A.*	1,887	22,147
Sweden – 1.6%
AarhusKarlshamn AB	769	9,488
Axfood AB*	1,622	29,625
Svenska Cellulosa AB Class A*	2,600	19,499
Svenska Cellulosa AB Class B*(a)	15,642	118,252
Swedish Match AB*	2,629	37,842

Total Sweden		214,706
Switzerland – 12.6%
Adecco S.A.*	2,586	80,920
Aryzta AG*	844	19,733
Givaudan S.A.*	64	33,209
Nestle S.A.*	46,400	1,570,267

Total Switzerland		1,704,129
United Kingdom – 34.3%
Associated British Foods PLC	9,728	89,309
British American Tobacco PLC	40,842	944,265
Britvic PLC	3,458	11,202
Cadbury PLC	28,091	212,193

Investments	Shares	U.S. $ Value

Capita Group PLC (The)	4,154	$40,399
Dairy Crest Group PLC	4,280	16,150
Devro PLC	1,382	1,738
Diageo PLC	50,051	564,240
Hays PLC	42,241	44,047
Imperial Tobacco Group PLC	19,313	433,782
J. Sainsbury PLC	35,013	157,082
Marston’s PLC	8,537	16,550
McBride PLC	7,549	12,497
Michael Page International PLC	4,982	13,121
Northern Foods PLC	14,602	10,674
PZ Cussons PLC	5,480	12,273
Reckitt Benckiser Group PLC	7,450	279,669
SABMiller PLC	21,126	314,014
SSL International PLC	943	6,069
Sthree PLC	3,868	9,647
Tate & Lyle PLC	14,168	52,902
Tesco PLC	120,777	577,168
Thomas Cook Group PLC	7,670	26,385
Thomson Reuters PLC*	6,251	139,774
TUI Travel PLC	25,920	84,986
Unilever PLC	24,225	457,648
Wm. Morrison Supermarkets PLC	25,168	92,170

Total United Kingdom		4,619,954
TOTAL COMMON STOCKS (Cost: $20,104,903)		13,329,820
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $8,919)	8,919	8,919
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
MONEY MARKET FUND – 1.0%
Dreyfus Institutional Preferred Money Market Fund, 0.59%(c) (Cost: $137,011)(d)	137,011	137,011
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $20,250,833)		13,475,750
Foreign Currency and Other Assets in Excess of Liabilities – 0.1%		8,757

NET ASSETS – 100.0%		$13,484,507
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.
(a)	Security, or portion thereof, was on loan at March 31, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2009.

(c)	Interest rates shown reflect yields as of March 31, 2009.

(d)	At March 31, 2009, the total market value of the Fund’s securities on loan was $130,375 and the total market value of the collateral held by the Fund was $137,011.

See Notes to Financial Statements.

26	WisdomTree International Dividend Sector Funds

Schedule of Investments

WisdomTree International Energy Sector Fund

March 31, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.7%
Australia – 7.3%
Beach Petroleum Ltd.	9,357	$5,721
Centennial Coal Co., Ltd.	3,603	5,032
Downer EDI Ltd.	8,505	26,296
Gloucester Coal Ltd.	992	3,488
New Hope Corp., Ltd.	8,517	22,487
Santos Ltd.	54,246	635,079
Woodside Petroleum Ltd.	22,665	599,985
WorleyParsons Ltd.	26,711	334,058

Total Australia		1,632,146
Austria – 2.3%
OMV AG*	15,345	513,414
Schoeller-Bleckmann Oilfield Equipment AG*	98	2,822

Total Austria		516,236
Finland – 2.2%
Neste Oil Oyj*(a)	37,878	503,912
France – 13.4%
Etablissements Maurel et Prom*	44,751	604,854
Technip S.A.*	11,470	405,236
TOTAL S.A.*	39,708	1,973,058

Total France		2,983,148
Greece – 4.9%
Hellenic Petroleum S.A.*	64,391	612,977
Motor Oil Hellas Corinth Refineries S.A.*	45,909	475,437

Total Greece		1,088,414
Hong Kong – 4.7%
CNOOC Ltd.	1,054,318	1,044,795
Italy – 11.3%
ENI SpA*	80,922	1,570,775
ERG SpA*	3,197	39,773
Gas Plus*	1,089	9,644
Saipem SpA*	23,715	421,918
Saras SpA*	180,886	473,600

Total Italy		2,515,710
Japan – 9.1%
AOC Holdings, Inc.*	900	4,893
Cosmo Oil Co., Ltd.	19,000	57,325
Idemitsu Kosan Co., Ltd.	600	44,831
Itochu Enex Co., Ltd.	2,000	10,489
Mitsuuroko Co., Ltd.*	1,400	7,938
Nippon Oil Corp.	156,000	769,181
San-Ai Oil Co., Ltd.	1,000	3,827
Showa Shell Sekiyu K.K.	10,100	91,623
Sinanen Co., Ltd.*	2,000	8,606
TonenGeneral Sekiyu K.K.(a)	106,250	1,035,930

Total Japan		2,034,643
Netherlands – 1.8%
Fugro N.V. CVA*	1,336	42,483
SBM Offshore N.V.*	26,367	351,125

Total Netherlands		393,608

Investments	Shares	U.S. $ Value

New Zealand – 0.4%
New Zealand Refining Co., Ltd. (The)	21,993	$87,867
Norway – 6.8%
Aker ASA Class A*	20,420	388,616
StatoilHydro ASA*	64,743	1,140,081

Total Norway		1,528,697
Portugal – 2.3%
Galp Energia SGPS S.A. Class B*	43,268	515,873
Singapore – 1.8%
CH Offshore Ltd.*	18,000	3,078
Singapore Petroleum Co., Ltd.*	214,753	404,022

Total Singapore		407,100
Spain – 5.2%
Cia Espanola de Petroleos S.A.*	9,273	390,775
Repsol YPF S.A.*	44,381	767,789

Total Spain		1,158,564
United Kingdom – 26.2%
BG Group PLC	50,417	762,398
BP PLC	285,534	1,929,710
Hunting PLC	1,246	7,130
JKX Oil & Gas PLC	1,448	4,577
John Wood Group PLC	3,893	12,513
Royal Dutch Shell PLC Class A	70,481	1,587,087
Royal Dutch Shell PLC Class B	67,598	1,483,411
Tullow Oil PLC	4,373	50,332
Venture Production PLC	1,874	21,462

Total United Kingdom		5,858,620
TOTAL COMMON STOCKS (Cost: $39,976,058)		22,269,333
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.3%
MONEY MARKET FUND – 5.3%
Dreyfus Institutional Preferred Money Market Fund, 0.59%(b) (Cost: $1,185,091)(c)	1,185,091	1,185,091
TOTAL INVESTMENTS IN SECURITIES – 105.0% (Cost: $41,161,149)		23,454,424
Liabilities in Excess of Foreign Currency and Other Assets – (5.0)%		(1,122,210)

NET ASSETS – 100.0%		$22,332,214
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2009 (See Note 2).

(b)	Interest rates shown reflect yields as of March 31, 2009.

(c)	At March 31, 2009, the total market value of the Fund’s securities on loan was $1,125,088 and the total market value of the collateral held by the Fund was $1,185,091.

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	27

Schedule of Investments

WisdomTree International Financial Sector Fund

March 31, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 96.9%
Australia – 22.3%
AMP Ltd.	19,068	$62,268
ASX Ltd.	1,601	32,648
Austbrokers Holdings Ltd.	867	2,138
Australia & New Zealand Banking Group Ltd.	21,943	240,124
Australian Wealth Management Ltd.	5,181	3,348
AXA Asia Pacific Holdings Ltd.	10,111	23,885
Babcock & Brown Ltd.†	2,763	624
Bank of Queensland Ltd.	1,223	7,172
Bendigo and Adelaide Bank Ltd.	2,591	14,744
Challenger Financial Services Group Ltd.	4,777	4,846
Commonwealth Bank of Australia	13,695	330,466
Count Financial Ltd.	1,464	1,053
Emeco Holdings Ltd.	4,101	1,154
FKP Property Group	1,618	1,124
Insurance Australia Group Ltd.	23,800	57,877
IOOF Holdings Ltd.	597	1,373
Lend Lease Corp., Ltd.	4,891	22,055
MAC Services Group	1,355	894
Macquarie Group Ltd.	3,098	58,225
Mortgage Choice Ltd.	2,256	1,285
National Australia Bank Ltd.	19,196	268,081
Peet Ltd.	3,243	2,738
Perpetual Ltd.	523	9,789
QBE Insurance Group Ltd.	6,839	91,566
Suncorp-Metway Ltd.	11,374	47,416
Sunland Group Ltd.	2,991	1,247
Tower Australia Group Ltd.	1,014	1,635
Westpac Banking Corp.	26,799	355,455

Total Australia		1,645,230
Austria – 0.4%
Erste Group Bank AG*(a)	566	9,581
Raiffeisen International Bank Holding AG*	142	3,999
Uniqa Versicherungen AG*	390	8,285
Vienna Insurance Group*	303	8,702

Total Austria		30,567
Belgium – 0.1%
Cofinimmo*	86	9,163
Cayman Islands – 0.0%
Hopewell Highway Infrastructure Ltd.	500	282
Denmark – 0.2%
TrygVesta A/S	344	17,384
Finland – 1.0%
Citycon Oyj*	1,006	1,950
Pohjola Bank PLC*(a)	1,250	7,369
Sampo Oyj Class A*	4,557	67,280
Technopolis PLC*	175	546

Total Finland		77,145
France – 13.6%
ABC Arbitrage*	339	2,750
April Group*	43	1,174

Investments	Shares	U.S. $ Value

AXA S.A.*	17,557	$210,960
BNP Paribas*	7,470	308,646
CNP Assurances*	811	51,146
Credit Agricole S.A.*	21,851	241,144
Euler Hermes S.A.*	695	22,930
Fonciere Des Regions*	362	16,993
ICADE*	280	19,818
Klepierre*	760	13,365
Nexity	783	16,737
SCOR SE*	1,422	29,255
Societe Fonciere Financiere et de Participations FFP	144	5,271
Societe Generale*	1,358	53,189
Societe Immobiliere de Location pour l’Industrie et le Commerce*	121	9,075
Wendel*	180	4,756

Total France		1,007,209
Germany – 7.6%
Allianz SE*	2,323	195,109
Comdirect Bank AG*	822	6,003
DAB Bank AG*	646	1,844
Deutsche Bank AG*	4,484	180,388
Deutsche Boerse AG*	580	34,946
Generali Deutschland Holding AG*	161	12,184
MLP AG*	548	5,748
MPC Muenchmeyer Petersen Capital AG*	108	675
Muenchener Rueckversicherungs AG*	1,044	127,246
Sixt AG*	14	189

Total Germany		564,332
Hong Kong – 4.7%
Allied Properties HK Ltd.	8,000	630
Bank of East Asia Ltd.	7,260	14,014
Cheung Kong Holdings Ltd.	6,000	51,678
China Everbright Ltd.	2,000	3,107
China Overseas Land & Investment Ltd.(a)	8,320	13,054
Chong Hing Bank Ltd.	2,000	2,245
Fubon Bank Hong Kong Ltd.	6,000	1,556
Guangzhou Investment Co., Ltd.	22,000	2,271
Hang Seng Bank Ltd.	8,600	86,610
Henderson Investment Ltd.	72,000	4,320
Hong Kong Exchanges and Clearing Ltd.(a)	4,900	46,281
Hopewell Holdings Ltd.	5,000	13,129
Industrial and Commercial Bank of China Asia Ltd.	5,000	5,316
Shenzhen Investment Ltd.	32,000	7,969
Sino Land Co.	12,000	12,000
Sun Hung Kai & Co., Ltd.	9,000	5,133
Sun Hung Kai Properties Ltd.	6,000	53,729
Tian An China Investment*	2,000	534
Wharf Holdings Ltd.	7,000	17,378
Wing Hang Bank Ltd.	1,000	4,794

Total Hong Kong		345,748
Ireland – 0.0%
FBD Holdings PLC	159	1,269
FBD Holdings PLC Redemption Shares*†	159	2

Total Ireland		1,271

See Notes to Financial Statements.

28	WisdomTree International Dividend Sector Funds

Schedule of Investments (continued)

WisdomTree International Financial Sector Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Italy – 6.6%
Alleanza Assicurazioni SpA*	6,320	$35,620
Assicurazioni Generali SpA*	5,560	95,228
Azimut Holding SpA*	319	1,704
Banca Carige SpA*	5,442	17,847
Banca Generali SpA*	341	1,058
Banca Intermobiliare SpA*	1,317	4,284
Banca Monte dei Paschi di Siena SpA*	82,036	113,494
Banca Popolare dell’Etruria e del Lazio*	329	1,529
Banca Popolare di Milano S.c.r.l.*	2,906	14,469
Banca Popolare di Sondrio S.c.r.l.*	778	6,332
Banco di Desio e della Brianza SpA*	427	2,493
Credito Artigiano SpA*	2,548	6,825
Credito Emiliano SpA*	1,687	6,943
ERGO Previdenza SpA*	323	1,865
Fondiaria-Sai SpA*	671	7,840
Fondiaria-Sai SpA RSP*	491	4,661
Gruppo MutuiOnline SpA*	447	2,002
Intesa Sanpaolo SpA RSP*	9,888	18,603
Mediobanca SpA*	5,533	46,942
Mediolanum SpA*	5,433	18,755
Milano Assicurazioni SpA*	4,225	9,721
Milano Assicurazioni SpA RSP*	733	1,888
Piccolo Credito Valtellinese S.c.r.l.*	883	7,151
Premafin Finanziaria SpA*	1,567	2,081
Societa Cattolica di Assicurazioni S.c.r.l.*	318	7,460
Unione di Banche Italiane SCPA*	4,350	47,908
Vittoria Assicurazioni SpA*	118	604

Total Italy		485,307
Japan – 6.2%
Aioi Insurance Co., Ltd.*	2,000	7,695
Bank of Kyoto Ltd. (The)	1,000	8,424
Century Tokyo Leasing Corp.	400	2,361
Chiba Bank Ltd. (The)	2,000	9,821
Chuo Mitsui Trust Holdings, Inc.*	1,000	3,037
Daiwa Securities Group, Inc.	3,000	13,000
Eighteenth Bank Ltd. (The)	2,000	6,824
Fukuoka Financial Group, Inc.	2,000	6,055
Hiroshima Bank Ltd. (The)	3,000	11,390
Hokuhoku Financial Group, Inc.*	4,000	7,249
Hyakujushi Bank Ltd. (The)	1,000	4,688
Joyo Bank Ltd. (The)	2,000	9,193
Kiyo Holdings, Inc.	3,000	3,736
Leopalace21 Corp.	500	2,946
Matsui Securities Co., Ltd.*	800	5,200
Mitsubishi Estate Co., Ltd.	1,000	11,157
Mitsubishi UFJ Financial Group, Inc.	16,560	79,807
Mitsui Fudosan Co., Ltd.	1,000	10,803
Mitsui Sumitomo Insurance Group Holdings, Inc.*	800	18,427
Mizuho Financial Group, Inc.*	22,884	43,558
Mizuho Investors Securities Co., Ltd.*	6,000	5,042
Mizuho Trust & Banking Co., Ltd.*	4,000	3,685
Nishi-Nippon City Bank Ltd. (The)*	3,000	6,439

Investments	Shares	U.S. $ Value

Nomura Real Estate Holdings, Inc.	200	$3,007
Oita Bank Ltd. (The)	1,000	5,528
Okasan Securities Group, Inc.*	2,000	7,107
Resona Holdings, Inc.*	900	11,937
Sankei Building Co., Ltd. (The)	100	436
Shinko Securities Co., Ltd.*	2,000	3,868
Shizuoka Bank Ltd. (The)	1,000	8,950
Sompo Japan Insurance, Inc.*	2,000	10,226
Sumitomo Mitsui Financial Group, Inc.	1,355	46,781
Sumitomo Real Estate Sales Co., Ltd.	60	1,722
Sumitomo Trust & Banking Co., Ltd. (The)	4,000	15,106
Suruga Bank Ltd.	832	6,823
T&D Holdings, Inc.*	350	8,345
Tokai Tokyo Financial Holdings	2,000	3,564
Tokio Marine Holdings, Inc.	1,000	24,248
Tokyu Land Corp.	2,000	5,467
Tokyu Livable, Inc.*	300	1,285
Yamaguchi Financial Group, Inc.	1,000	9,385

Total Japan		454,322
Netherlands – 0.0%
Plaza Centers N.V.*	1,917	1,594
Norway – 0.2%
ABG Sundal Collier Holding ASA*	7,927	5,072
Sparebank 1 SMN*	960	3,455
Sparebank 1 SR Bank*	960	3,341
Sparebanken 1 Nord-Norge*	250	1,925

Total Norway		13,793
Portugal – 0.4%
Banco BPI, S.A. Registered Shares*	6,742	13,463
Banco Espirito Santo, S.A.*(a)	2,497	9,714
BANIF SGPS S.A.*	1,547	2,115
Finibanco Holding, SGPS, S.A.*	419	990

Total Portugal		26,282
Singapore – 2.5%
CapitaLand Ltd.*	9,000	13,794
City Developments Ltd.*(a)	2,000	6,709
DBS Group Holdings Ltd.*	6,466	35,941
Guocoland Ltd.*	3,000	1,934
Ho Bee Investment Ltd.*	6,000	1,283
K1 Ventures Ltd.*	34,000	2,684
Keppel Land Ltd.*	1,000	954
Kim Eng Holdings Ltd.*	5,000	4,374
Orchard Parade Holdings Ltd.*	3,000	1,066
Oversea-Chinese Banking Corp., Ltd.*	12,000	38,205
Singapore Exchange Ltd.*(a)	6,000	20,129
Tat Hong Holdings Ltd.*	2,000	816
United Overseas Bank Ltd.*	7,139	45,646
UOB-Kay Hian Holdings Ltd.*	8,000	5,789
Wing Tai Holdings Ltd.*	4,000	1,842
Yanlord Land Group Ltd.	1,000	737

Total Singapore		181,903

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	29

Schedule of Investments (continued)

WisdomTree International Financial Sector Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Spain – 9.1%
Banco Bilbao Vizcaya Argentaria S.A.*(a)	23,252	$188,626
Banco de Sabadell S.A.*(a)	6,687	33,560
Banco de Valencia S.A.	691	5,734
Banco Espanol de Credito S.A.*	4,278	34,193
Banco Guipuzcoano S.A.	596	3,877
Banco Pastor S.A.*	439	2,425
Banco Popular Espanol S.A.*(a)	6,514	41,254
Banco Santander S.A.*(a)	43,366	297,912
Bankinter, S.A.*	1,770	18,730
Bolsas y Mercados Espanoles*	643	14,863
Grupo Catalana Occidente S.A.*	347	4,105
Mapfre S.A.*(a)	9,965	21,830
Realia Business S.A.*	1,163	2,980
Renta Corp. Real Estate S.A.	311	735

Total Spain		670,824
Sweden – 2.7%
Castellum AB*	800	4,480
D. Carnegie AB*†	991	2,134
Fabege AB*	1,600	5,612
Kinnevik Investment AB Class B*	400	3,060
Kungsleden AB*	2,461	9,407
Lundbergforetagen AB Class B*	222	7,116
Nordea Bank AB*(a)	17,294	85,766
Ratos AB Class B*	678	10,272
Svenska Handelsbanken AB Class A*	3,929	55,366
Svenska Handelsbanken AB Class B*	100	1,442
Swedbank AB Class A*	3,676	12,228
Wihlborgs Fastigheter AB*	178	1,981

Total Sweden		198,864
Switzerland – 5.7%
Baloise Holding AG*	246	15,761
Bank Sarasin & Cie AG Class B*	140	2,949
Credit Suisse Group AG*	6,626	201,976
EFG International AG	253	1,889
Helvetia Holding AG	40	8,531
Julius Baer Holding AG*	195	4,802
Partners Group Holding AG*	94	5,651
Swiss Reinsurance*	2,225	36,475
Vontobel Holding AG*	390	7,237
Zurich Financial Services AG*(a)	867	137,326

Total Switzerland		422,597
United Kingdom – 13.6%
Aberdeen Asset Management PLC	3,352	6,126
Admiral Group PLC	839	10,264
Amlin PLC	3,646	17,977
Ashmore Group PLC	3,516	7,685
Ashtead Group PLC	2,349	1,330
Aviva PLC	18,980	58,831
Beazley Group PLC	2,324	2,865
BlueBay Asset Management PLC	284	507

Investments	Shares	U.S. $ Value

Brewin Dolphin Holdings PLC	1,399	$2,366
Brit Insurance Holdings PLC*	2,889	7,474
Chaucer Holdings PLC	2,868	1,747
Chesnara PLC	2,396	4,568
Close Brothers Group PLC	1,245	9,583
Collins Stewart PLC	1,837	1,790
Development Securities PLC	356	1,230
Evolution Group PLC	2,807	3,883
F&C Asset Management PLC	2,512	2,070
Friends Provident PLC*	19,934	19,801
Hammerson PLC	714	2,605
Hargreaves Lansdown PLC	1,454	4,288
HSBC Holdings PLC	93,437	529,016
ICAP PLC	1,877	8,186
Ig Group Holdings PLC	981	2,464
Investec PLC	3,717	15,557
Jardine Lloyd Thompson Group PLC	1,349	8,479
Lavendon Group PLC	596	1,422
Legal & General Group PLC	42,318	26,082
London Stock Exchange Group PLC	765	6,201
Man Group PLC	7,114	22,280
Northgate PLC	615	575
Provident Financial PLC	1,301	15,599
Prudential PLC	9,302	44,932
ROK PLC	1,191	854
RSA Insurance Group PLC*	21,320	39,757
Schroders PLC	823	9,331
Schroders PLC Non-Voting Shares	148	1,453
Shore Capital Group PLC*	5,394	1,082
Speedy Hire PLC	219	396
St. James’s Place PLC	715	1,711
Standard Chartered PLC	5,253	65,242
Standard Life PLC	13,613	32,410
Tullett Prebon PLC	436	1,314

Total United Kingdom		1,001,333
TOTAL COMMON STOCKS (Cost: $14,900,980)		7,155,150
RIGHTS – 0.0%
Finland – 0.0%
Pohjola Bank PLC., expiring 4/24/09*	1,250	1,693
Spain – 0.0%
Mapfre S.A., expiring 4/01/09*	9,965	132
TOTAL RIGHTS (Cost: $4,400)		1,825
TOTAL LONG-TERM INVESTMENTS (Cost: $14,905,380)		7,156,975
SHORT-TERM INVESTMENT – 1.7%
MONEY MARKET FUND – 1.7%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $126,249)	126,249	126,249

See Notes to Financial Statements.

30	WisdomTree International Dividend Sector Funds

Schedule of Investments (concluded)

WisdomTree International Financial Sector Fund

March 31, 2009

Investments	Shares	U.S. $ Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.2%
MONEY MARKET FUND – 6.2%
Dreyfus Institutional Preferred Money Market Fund, 0.59%(c) (Cost: $459,035)(d)	459,035	$459,035
TOTAL INVESTMENTS IN SECURITIES – 104.8% (Cost: $15,490,664)		7,742,259
Liabilities in Excess of Foreign Currency and Other Assets – (4.8)%		(354,241)

NET ASSETS – 100.0%		$7,388,018
RSP	– Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)	Security, or portion thereof, was on loan at March 31, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2009.

(c)	Interest rates shown reflect yields as of March 31, 2009.

(d)	At March 31, 2009, the total market value of the Fund’s securities on loan was $465,254 and the total market value of the collateral held by the Fund was $459,035.

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	31

Schedule of Investments

WisdomTree International Health Care Sector Fund

March 31, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 98.8%
Australia – 8.2%
Aevum Ltd.	3,943	$2,055
Cochlear Ltd.	6,515	226,784
CSL Ltd.	10,299	232,490
Healthscope Ltd.	64,181	182,831
Primary Health Care Ltd.	65,154	205,974
Ramsay Health Care Ltd.	28,934	198,018
Sigma Pharmaceuticals Ltd.	273,138	201,163
Sonic Healthcare Ltd.	26,309	202,354

Total Australia		1,451,669
Belgium – 1.7%
UCB S.A.*	10,162	299,389
Denmark – 5.6%
Coloplast A/S Class B*	2,799	172,136
H. Lundbeck A/S*	11,129	189,456
Novo Nordisk A/S Class B*	9,399	449,857
Novozymes A/S Class B*	2,608	188,283

Total Denmark		999,732
Finland – 1.3%
Oriola-KD Oyj	1,997	4,508
Orion Oyj Class B*(a)	15,043	217,701

Total Finland		222,209
France – 10.7%
BioMerieux	2,241	175,071
Cie Generale D’Optique Essilor International S.A.*	6,360	245,726
Ipsen S.A.*	4,992	192,142
Sanofi-Aventis S.A.*	22,816	1,283,809
Stallergenes*	96	4,940

Total France		1,901,688
Germany – 7.6%
Altana AG*	13,130	224,882
Carl Zeiss Meditec AG*	945	12,948
Celesio AG*	9,242	170,316
Fresenius AG*	3,374	127,894
Fresenius Medical Care AG & Co. KGaA*	6,801	264,209
Gerresheimer AG	295	5,401
Merck KGaA*	3,539	312,748
Rhoen-Klinikum AG*	7,833	145,598
Stada Arzneimittel AG*	4,630	75,734

Total Germany		1,339,730
Ireland – 0.0%
United Drug PLC	3,782	7,497
Italy – 1.1%
Recordati SpA*	34,801	189,442
Japan – 26.2%
Alfresa Holdings Corp.	3,600	130,485
Astellas Pharma, Inc.	14,000	428,065
Chugai Pharmaceutical Co., Ltd.	15,400	258,824
Daiichi Sankyo Co., Ltd.	21,700	362,069
Dainippon Sumitomo Pharma Co., Ltd.	30,000	248,456

Investments	Shares	U.S. $ Value

Eisai Co., Ltd.	13,100	$381,978
Fuso Pharmaceutical Industries Ltd.	1,000	2,784
Hisamitsu Pharmaceutical Co., Inc.	5,800	178,516
Hogy Medical Co., Ltd.	200	10,894
Kaken Pharmaceutical Co., Ltd.	2,000	16,786
Kobayashi Pharmaceutical Co., Ltd.	600	19,743
Kyorin Co., Ltd.	2,000	24,744
Kyowa Hakko Kirin Co., Ltd.	27,000	226,071
Mediceo Paltac Holdings Co., Ltd.	14,700	156,421
Miraca Holdings, Inc.	1,000	20,128
Mitsubishi Tanabe Pharma Corp.	23,000	226,111
Mochida Pharmaceutical Co., Ltd.	2,000	19,723
Nichii Gakkan Co.*	1,000	8,009
Nihon Kohden Corp.	700	8,568
Nippon Shinyaku Co., Ltd.	1,000	8,818
Nipro Corp.	13,000	201,903
Olympus Corp.	9,000	143,971
Paramount Bed Co., Ltd.	500	6,591
Sawai Pharmaceutical Co., Ltd.	200	9,274
Seikagaku Corp.	1,100	10,814
Shionogi & Co., Ltd.	13,000	221,646
SSP Co., Ltd.*	3,000	15,642
Suzuken Co., Ltd.	6,800	177,281
Sysmex Corp.	500	15,896
Takeda Pharmaceutical Co., Ltd.	25,600	881,239
Terumo Corp.	4,800	176,410
Toho Holdings Co., Ltd.	400	3,835
Topcon Corp.	1,100	4,254
Towa Pharmaceutical Co., Ltd.	200	8,343
Tsumura & Co.	600	15,491
ZERIA Pharmaceutical Co., Ltd.	1,000	10,935

Total Japan		4,640,718
Netherlands – 0.6%
OPG Groep N.V.*	11,944	109,262
New Zealand – 1.5%
Fisher & Paykel Healthcare Corp., Ltd.	146,483	264,193
Ryman Healthcare Ltd.	12,793	10,295

Total New Zealand		274,488
Singapore – 0.0%
Raffles Medical Group Ltd.*	8,000	4,026
Spain – 0.1%
FAES FARMA S.A.*	1,482	5,273
Grifols S.A.*	550	7,923

Total Spain		13,196
Sweden – 0.8%
Elekta AB Class B*	642	6,426
Getinge AB Class B*	11,896	114,754
Meda AB Class A*	2,242	13,234

Total Sweden		134,414
Switzerland – 18.7%
Galenica AG*	643	185,908
Lonza Group AG*	2,072	205,004

See Notes to Financial Statements.

32	WisdomTree International Dividend Sector Funds

Schedule of Investments (concluded)

WisdomTree International Health Care Sector Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Nobel Biocare Holding AG*	8,847	$151,101
Novartis AG*	29,868	1,131,624
Roche Holding AG*	9,407	1,292,268
Sonova Holding AG*	3,107	187,997
Straumann Holding AG	1,008	156,379
Tecan Group AG*	66	1,770

Total Switzerland		3,312,051
United Kingdom – 14.7%
AstraZeneca PLC	34,236	1,202,759
Consort Medical PLC	857	4,167
Dechra Pharmaceuticals PLC	884	5,293
GlaxoSmithKline PLC	78,130	1,217,866
Goldshield Group PLC	919	4,097
Hikma Pharmaceuticals PLC	1,273	6,587
Smith & Nephew PLC	27,597	170,883

Total United Kingdom		2,611,652
TOTAL COMMON STOCKS (Cost: $24,852,887)		17,511,163
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $17,228)	17,228	17,228
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%
MONEY MARKET FUND – 1.2%
Dreyfus Institutional Preferred Money Market Fund, 0.59%(c) (Cost: $215,017)(d)	215,017	215,017
TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $25,085,132)		17,743,408
Liabilities in Excess of Foreign Currency and Other Assets – (0.1)%		(21,129)

NET ASSETS – 100.0%		$17,722,279
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2009.

(c)	Interest rates shown reflect yields as of March 31, 2009.

(d)	At March 31, 2009, the total market value of the Fund’s securities on loan was $216,301 and the total market value of the collateral held by the Fund was $215,017.

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	33

Schedule of Investments

WisdomTree International Industrial Sector Fund

March 31, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 98.9%
Australia – 7.3%
Amcor Ltd.	20,167	$62,354
Ansell Ltd.	901	5,359
Ausdrill Ltd.	1,616	820
Austal Ltd.	4,472	5,406
Bradken Ltd.	3,684	4,236
Brambles Ltd.	21,168	70,596
Cabcharge Australia Ltd.	1,263	5,300
Coffey International Ltd.	2,835	3,309
ConnectEast Group(a)	34,447	9,693
Crane Group Ltd.	2,524	14,591
CSR Ltd.	39,888	33,257
GWA International Ltd.	14,039	23,410
Hills Industries Ltd.	8,426	9,016
Leighton Holdings Ltd.	3,034	40,685
Monadelphous Group Ltd.	2,207	12,773
Qantas Airways Ltd.	117,644	142,635
Regional Express Holdings Ltd.	11,753	6,941
Spotless Group Ltd.	1,998	2,589
Toll Holdings Ltd.	12,130	52,675
Transfield Services Ltd.	6,767	9,591
Transpacific Industries Group Ltd.†	3,495	4,371
United Group Ltd.	3,302	21,061
Wesfarmers Ltd.	19,122	250,440
WHK Group Ltd.	11,256	7,430

Total Australia		798,538
Austria – 0.8%
Andritz AG*	508	15,621
BWT AG*	427	8,391
Flughafen Wien AG*	426	12,449
Mayr Melnhof Karton AG*	129	9,077
Oesterreichische Post AG*	1,088	32,314
Palfinger AG*	357	3,977

Total Austria		81,829
Belgium – 0.6%
Bekaert S.A.*	299	20,163
Compagnie Maritime Belge S.A.*	1,158	25,322
Euronav N.V.*	1,047	15,402
EVS Broadcast Equipment S.A.*	156	5,116

Total Belgium		66,003
Denmark – 0.5%
A/S Dampskibsselskabet Torm*	1,410	10,758
D/S Norden*	1,319	36,855
FLSmidth & Co. A/S*	399	10,135

Total Denmark		57,748
Finland – 2.3%
Cargotec Corp. Class B*	859	7,983
Fiskars Oyj Abp Class A*	951	8,396
Huhtamaki Oyj*	1,633	11,101
KCI Konecranes Oyj*	602	10,071
Kone Oyj Class B*	2,074	42,957

Investments	Shares	U.S. $ Value

Lassila & Tikanoja Oyj*	963	$12,044
Metso Oyj*	3,337	39,432
PKC Group Oyj*	1,315	4,714
Poyry Oyj*	773	10,017
Rapala VMC Oyj*	933	4,893
Uponor Oyj*	3,871	36,131
Wartsila Oyj*	2,080	43,882
YIT Oyj*	2,058	13,799

Total Finland		245,420
France – 16.3%
Aeroports de Paris*	1,168	62,030
Air France-KLM*	5,625	50,038
Alstom S.A.*	1,183	61,233
Assystem*	693	4,877
Bourbon S.A.	272	8,880
Bouygues S.A.*	5,802	207,373
Carbone Lorraine*	245	5,653
Cie de Saint-Gobain*	10,858	304,470
Haulotte Group*	330	1,385
Legrand S.A.*	4,748	82,487
Manitou BF S.A.*	528	3,400
Nexans S.A.*	172	6,527
Schneider Electric S.A.*	5,535	368,249
Seche Environnement S.A.*	58	3,388
Societe Des Autoroutes Paris-Rhin-Rhone*	1,347	85,826
Teleperformance*	314	8,638
Thales S.A.*	2,790	105,720
Vallourec S.A.*	845	78,320
Vinci S.A.	8,094	300,416
Zodiac S.A.*	850	21,544

Total France		1,770,454
Germany – 10.7%
Bilfinger Berger AG*	499	18,862
CTS Eventim AG*	131	3,809
Demag Cranes AG*	240	4,174
Deutsche Lufthansa AG*	13,435	145,734
Deutsche Post AG*	24,178	260,340
Elexis AG*	298	2,849
Fraport AG Frankfurt Airport Services Worldwide*	1,139	36,642
Heidelberger Druckmaschinen AG*	2,317	11,198
Hochtief AG*	589	22,295
IDS Scheer AG*	464	4,288
Indus Holding AG*	350	4,047
Krones AG*	138	4,394
MAN AG*(a)	1,978	86,139
Medion AG*	109	842
MTU Aero Engines Holding AG*	699	16,371
Rheinmetall AG*	312	10,609
Siemens AG*	7,396	422,344
ThyssenKrupp AG*	5,924	103,586

Total Germany		1,158,523

See Notes to Financial Statements.

34	WisdomTree International Dividend Sector Funds

Schedule of Investments (continued)

WisdomTree International Industrial Sector Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Hong Kong – 2.5%
Beijing Enterprises Holdings Ltd.	5,500	$22,923
China Everbright International Ltd.	28,000	5,600
China Merchants Holdings International Co., Ltd.	16,405	37,763
China Resources Enterprise	18,000	27,871
Guangdong Investment Ltd.	62,000	24,960
Hong Kong Aircraft Engineering Co., Ltd.	1,600	13,770
Hung Hing Printing Group Ltd.	30,000	3,445
MTR Corp.	35,000	84,181
New World Development Ltd.	33,000	32,915
Shougang Concord International Enterprises Co., Ltd.	52,000	5,368
Singamas Container Holdings Ltd.	12,000	720
Techtronic Industries Co.	7,000	3,252
Tianjin Development Holdings Ltd.	14,000	5,184

Total Hong Kong		267,952
Ireland – 0.1%
DCC PLC	888	13,440
Italy – 2.2%
Astaldi SpA*	937	3,857
Atlantia SpA*	6,517	98,467
Autostrada Torino-Milano SpA*	987	5,635
CIR-Compagnie Industriali Riunite SpA*	5,144	5,320
Esprinet SpA*	435	2,613
Finmeccanica SpA*	4,547	56,567
Gemina SpA*	25,753	10,001
Gewiss SpA*	2,798	9,287
Industria Macchine Automatiche SpA*	1,294	20,806
Panariagroup Industrie Ceramiche SpA*	2,759	4,506
Pirelli & C. SpA RSP*	17,151	4,497
Prysmian SpA	1,351	13,453
Societa Iniziative Autostradali e Servizi SpA*	582	2,952

Total Italy		237,961
Japan – 17.3%
Aeon Delight Co., Ltd.	100	1,253
Aichi Corp.	2,800	11,396
Amada Co., Ltd.	4,000	20,978
Asahi Glass Co., Ltd.	10,000	52,546
Asahi Organic Chemicals Industry Co., Ltd.	6,000	16,402
Asahi Pretec Corp.	400	6,034
Asunaro Aoki Construction Co., Ltd.*	1,000	3,240
Canon Marketing Japan, Inc.	1,000	14,033
Chiyoda Corp.*	1,000	5,305
Chofu Seisakusho Co., Ltd.	400	7,452
Chugoku Marine Paints Ltd.	2,000	11,987
Dai Nippon Printing Co., Ltd.	6,000	54,612
Daifuku Co., Ltd.	1,000	5,346
Daikin Industries Ltd.	800	21,707
Daikoku Denki Co., Ltd.	300	3,751
Duskin Co., Ltd.*	600	9,525
Eagle Industry Co., Ltd.*	1,000	3,189
Fanuc Ltd.	1,300	87,263
Fujimi, Inc.	600	7,089
Furukawa Co., Ltd.	7,000	5,811

Investments	Shares	U.S. $ Value

Gun-Ei Chemical Industry Co., Ltd.	2,000	$4,232
Hankyu Hanshin Holdings, Inc.*	9,000	40,731
Hitachi Cable Ltd.	4,000	7,695
Hitachi Chemical Co., Ltd.	900	10,734
Hitachi Construction Machinery Co., Ltd.	1,400	17,987
Hitachi Koki Co., Ltd.	600	4,921
Hitachi Tool Engineering Ltd.	300	1,746
Idec Corp.	1,000	5,326
Iino Kaiun Kaisha Ltd.	900	3,973
Inui Steamship Co., Ltd.*	500	3,037
Japan Transcity Corp.	2,000	6,014
JGC Corp.*	2,000	22,598
JS Group Corp.	3,700	41,432
JTEKT Corp.	1,300	9,003
Kaga Electronics Co., Ltd.	400	3,240
Kajima Corp.	5,000	12,251
Kandenko Co., Ltd.	2,000	13,304
Kawasaki Heavy Industries Ltd.*	8,000	15,875
Keihin Electric Express Railway Co., Ltd.	2,000	14,417
Keio Corp.	4,000	22,679
Kintetsu Corp.*	8,000	33,208
Kitz Corp.	2,000	6,054
Komatsu Ltd.*	7,500	81,249
Kubota Corp.	10,000	54,166
Kurita Water Industries Ltd.	800	15,333
Kyodo Printing Co., Ltd.	4,000	8,545
Lintec Corp.	400	4,953
Mabuchi Motor Co., Ltd.	400	16,159
Maeda Corp.*	2,000	6,925
Makita Corp.	1,000	22,274
Maruichi Steel Tube Ltd.	600	12,818
Maruzen Showa Unyu Co., Ltd.	3,000	8,170
Matsuda Sangyo Co., Ltd.(b)	250	2,822
Minebea Co., Ltd.*	4,000	14,498
Mitsubishi Heavy Industries Ltd.	12,000	36,205
Mitsubishi Steel Manufacturing Co., Ltd.	2,000	3,685
Mitsui Engineering & Shipbuilding Co., Ltd.*	4,000	6,642
Mitsui O.S.K. Lines Ltd.	12,000	58,439
Miura Co., Ltd.	400	8,950
Nagoya Railroad Co., Ltd.	4,000	11,866
Neturen Co., Ltd.	200	1,154
NGK Insulators Ltd.	1,000	15,237
Nihon Yamamura Glass Co., Ltd.	7,000	14,529
Nikkiso Co., Ltd.	1,000	5,690
Nippo Corp.*	2,000	16,280
Nippon Densetsu Kogyo Co., Ltd.*	1,000	8,646
Nippon Express Co., Ltd.	8,000	24,947
Nippon Koei Co., Ltd.*	2,000	4,435
Nippon Sheet Glass Co., Ltd.	4,000	9,801
Nippon Signal Co., Ltd. (The)	800	4,455
Nippon Valqua Industries Ltd.	4,000	7,816
Nippon Yusen K.K.	11,000	41,986
Nishimatsu Construction Co., Ltd.*	4,000	3,199
Nishi-Nippon Railroad Co., Ltd.	2,000	7,573

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	35

Schedule of Investments (continued)

WisdomTree International Industrial Sector Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Nissha Printing Co., Ltd.	100	$3,169
Nitto Denko Corp.	1,000	20,300
Nitto Kogyo Corp.	600	4,580
NOK Corp.	500	4,237
Nomura Co., Ltd.	2,000	4,637
NSK Ltd.	4,000	15,268
NTN Corp.	4,000	11,218
Obayashi Corp.	4,000	19,358
Odakyu Electric Railway Co., Ltd.	4,000	30,941
Okabe Co., Ltd.	2,300	7,987
OKUMA Corp.	2,000	7,391
Okumura Corp.	4,000	14,093
OSG Corp.	800	4,852
Pack Corp. (The)	800	9,954
Panasonic Electric Works Co., Ltd.	6,000	43,495
Ryosan Co., Ltd.	400	8,302
Sakata INX Corp.	2,000	5,488
Sanshin Electronics Co., Ltd.	1,300	8,253
Sanwa Holdings Corp.	4,000	11,177
Secom Co., Ltd.*	1,300	47,778
Shikoku Chemicals Corp.	1,000	3,301
Shimizu Corp.	7,000	28,987
Sinfonia Technology Co., Ltd.*	2,000	4,394
Sodick Co., Ltd.	1,000	1,650
Sohgo Security Services Co., Ltd.	1,000	8,555
Sumitomo Electric Industries Ltd.	3,900	32,418
Taihei Dengyo Kaisha Ltd.*	1,000	8,434
Taihei Kogyo Co., Ltd.*	2,000	4,435
Taikisha Ltd.	800	8,497
Taisei Corp.	8,000	15,227
Taiyo Ink Manufacturing Co., Ltd.	300	4,650
Takiron Co., Ltd.	4,000	9,760
Tamron Co., Ltd.	200	2,063
THK Co., Ltd.	800	10,708
Tobu Railway Co., Ltd.	4,000	20,209
Tocalo Co., Ltd.	300	2,721
Toda Corp.*	4,000	12,271
Toho Titanium Co., Ltd.(b)	300	3,654
Tokai Rubber Industries, Inc.	800	6,229
Tokyo Energy & Systems, Inc.	2,000	12,939
Tokyo Kikai Seisakusho Ltd.*(b)	4,000	6,561
Tokyu Community Corp.	800	12,457
Tokyu Corp.	5,000	20,857
Tomoku Co., Ltd.	3,000	5,437
Tonami Holdings Co., Ltd.	4,000	10,570
Toppan Forms Co., Ltd.	600	6,706
Toppan Printing Co., Ltd.	4,000	27,093
Topy Industries Ltd.	4,000	5,832
Tosho Printing Co., Ltd.	5,000	13,618
Toyo Seikan Kaisha Ltd.	600	8,711
Tsukishima Kikai Co., Ltd.	1,000	4,809
Union Tool Co.	200	4,202
Ushio, Inc.*	800	11,210
USS Co., Ltd.	390	16,979

Investments	Shares	U.S. $ Value

Yamato Holdings Co., Ltd.	4,000	$37,542
Yurtec Corp.	3,000	16,037
Zenrin Co., Ltd.(a)	300	3,207

Total Japan		1,884,231
Netherlands – 5.6%
Aalberts Industries N.V.*	487	2,625
Akzo Nobel N.V.*	4,752	179,781
Arcadis N.V.*	263	3,172
Ballast Nedam N.V. CVA*	284	5,465
Brunel International*	622	7,845
European Aeronautic Defence and Space Co. N.V.*	2,838	33,008
Grontmij CVA*	67	1,373
Heijmans N.V.*	296	1,702
Kardan N.V.*	212	532
Koninklijke BAM Groep N.V.*	2,706	24,039
Koninklijke Boskalis Westminster N.V.*	1,103	22,157
Koninklijke Philips Electronics N.V.*(b)	12,024	176,884
Koninklijke Vopak N.V.*	742	29,683
Smit Internationale N.V.*	247	14,092
TKH Group N.V.*	711	7,184
TNT N.V.*	5,092	87,077
Wavin N.V.	3,492	11,452

Total Netherlands		608,071
New Zealand – 0.6%
Air New Zealand Ltd.	37,817	19,426
Auckland International Airport Ltd.	39,830	38,873
Freightways Ltd.	3,933	6,622
Infratil Ltd.	2,445	2,037
Mainfreight Ltd.	799	1,893

Total New Zealand		68,851
Norway – 0.7%
Aker Solutions ASA*	2,591	16,712
Fred Olsen Energy ASA*	480	13,151
Scana Industrier*	2,000	1,896
Tomra Systems ASA*	3,300	12,170
Veidekke ASA*	5,700	25,325
Wilh Wilhelmsen ASA Class A*	100	1,066

Total Norway		70,320
Portugal – 0.5%
BRISA*	6,934	47,873
Mota Engil SGPS S.A.*	3,123	10,449

Total Portugal		58,322
Singapore – 4.3%
China Aviation Oil Singapore Corp., Ltd.*	12,000	5,249
Chip Eng Seng Corp., Ltd.*	11,000	1,230
ComfortDelgro Corp., Ltd.*	53,999	48,309
Cosco Corp. Singapore Ltd.*(b)	18,000	9,709
CWT Ltd.*	6,000	1,322
First Ship Lease Trust	7,000	1,727
Fraser and Neave Ltd.*	10,000	16,643
Hi-P International Ltd.*	8,000	2,421
Jaya Holdings Ltd.*	13,000	2,394

See Notes to Financial Statements.

36	WisdomTree International Dividend Sector Funds

Schedule of Investments (continued)

WisdomTree International Industrial Sector Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Midas Holdings Ltd.*	6,000	$1,658
Neptune Orient Lines Ltd.*	21,000	16,301
Pan-United Corp., Ltd.*	9,000	2,427
Raffles Education Corp., Ltd.	19,000	4,687
Rickmers Maritime*	14,000	3,177
SBS Transit Ltd.*	5,000	5,262
SembCorp Industries Ltd.*	30,000	46,375
SembCorp Marine Ltd.*	23,333	27,781
SIA Engineering Co., Ltd.*	9,000	11,071
Singapore Airlines Ltd.*	14,000	92,093
Singapore Airport Terminal Services Ltd.*	18,000	14,327
Singapore Post Ltd.*	57,710	29,421
Singapore Shipping Corp., Ltd.*	37,412	4,676
Singapore Technologies Engineering Ltd.*	51,000	82,529
SMRT Corp., Ltd.*	39,000	39,251
United Engineers Ltd.*	3,000	2,447

Total Singapore		472,487
Spain – 7.5%
Abengoa, S.A.	197	2,618
Abertis Infraestructuras, S.A.*	6,537	102,154
Acciona, S.A.*	496	51,004
ACS Actividades de Construccion y Servicios, S.A.*(b)	6,245	259,026
Cintra Concesiones de Infraestructuras de Transporte, S.A.*	1,764	7,893
Duro Felguera, S.A.	1,735	10,481
Fomento de Construcciones y Contratas S.A.*	2,657	81,314
Gamesa Corp. Tecnologica, S.A.*	886	11,363
Grupo Ferrovial, S.A.*	1,428	30,449
Iberia Lineas Aereas de Espana*	42,312	88,761
Prosegur Cia de Seguridad, S.A.	607	16,344
Sacyr Vallehermoso, S.A.*	2,900	22,332
Tecnicas Reunidas, S.A.	83	2,635
Uralita S.A.*	5,676	32,028
Viscofan, S.A.*	304	5,905
Zardoya Otis, S.A.*(b)	5,113	93,478

Total Spain		817,785
Sweden – 8.7%
AB Volvo Class A*(b)	16,852	89,282
AB Volvo Class B*(b)	38,520	203,612
Alfa Laval AB*	5,140	38,703
Assa Abloy AB Class B*	5,584	52,008
Atlas Copco AB Class A*(b)	9,353	69,859
Atlas Copco AB Class B*	3,154	21,364
Cardo AB*	442	7,432
Connecta AB	598	3,327
Hexagon AB Class B*	1,492	7,219
Hoganas AB Class B*	707	6,371
Intrum Justitia AB*	556	3,632
Lindab International AB	360	1,829
NCC AB Class B*(b)	2,330	16,628
Nibe Industrier AB Class B*	495	3,054
Niscayah Group AB	4,917	5,858
Peab AB*	2,521	7,837

Investments	Shares	U.S. $ Value

Rederi AB Transatlantic*	1,425	$4,171
Saab AB Class B*	855	5,223
Sandvik AB*(b)	16,553	94,305
Scania AB Class A*	6,222	49,860
Scania AB Class B*	6,461	52,361
Seco Tools Class B*	1,936	13,172
Securitas AB Class B*	4,786	34,734
Skanska AB Class B*(b)	9,892	84,953
SKF AB Class B*	8,526	73,480

Total Sweden		950,274
Switzerland – 2.0%
Bucher Industries AG*	42	2,992
Geberit AG*	456	41,026
Kuehne + Nagel International AG*	890	52,012
Panalpina Welttransport Holding AG*	279	13,716
Schindler Holding AG*	641	29,314
Schindler Holding AG Participating Shares*	384	18,152
SGS S.A.*	37	38,886
Sulzer AG*	286	14,765
Von Roll Holding AG*	154	825

Total Switzerland		211,688
United Kingdom – 8.4%
Aggreko PLC	1,401	9,875
AMEC PLC	2,420	18,506
Arriva PLC	4,271	22,681
Atkins WS PLC	724	5,132
Babcock International Group	1,440	8,865
BAE Systems PLC	40,467	194,021
Balfour Beatty PLC	6,377	29,981
BBA Aviation PLC	13,351	15,788
Business Post Group PLC	1,517	5,436
Carillion PLC	6,761	23,500
Chemring Group PLC	216	5,873
Chloride Group PLC	1,832	3,282
Clarkson PLC	397	2,766
Cobham PLC	14,955	36,827
Communisis PLC	8,698	3,460
Davis Service Group PLC	2,506	9,402
De La Rue PLC	1,045	14,559
DS Smith PLC	5,931	4,251
Fenner PLC	1,797	1,185
Firstgroup PLC	7,670	29,408
G4S PLC	12,252	34,052
Go-Ahead Group PLC	1,028	16,208
Hill & Smith Holdings PLC	704	1,574
IMI PLC	7,865	30,579
Intertek Group PLC	1,020	12,946
ITE Group PLC	7,427	6,893
James Fisher & Sons PLC	502	2,937
Keller Group PLC	887	6,252
Management Consulting Group PLC	19,591	8,424
Meggitt PLC	9,404	17,287
Melrose PLC	4,215	5,135

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	37

Schedule of Investments (concluded)

WisdomTree International Industrial Sector Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Mitie Group PLC	3,669	$9,834
Morgan Sindall PLC	930	7,598
Mouchel Group PLC	1,354	5,754
National Express Group PLC	2,775	6,036
Premier Farnell PLC	9,821	16,752
Rexam PLC	14,667	56,762
Ricardo PLC	2,538	7,230
Rotork PLC	524	6,399
RPC Group PLC	1,154	1,902
RPS Group PLC	1,083	2,418
Savills PLC	4,565	15,426
Senior PLC	4,162	1,641
Shanks Group PLC	5,774	4,614
Smiths Group PLC	5,062	48,540
Spectris PLC	1,706	9,842
Spirax-Sarco Engineering PLC	990	11,920
Stagecoach Group PLC	8,608	14,806
Tomkins PLC	31,704	55,100
Ultra Electronics Holdings PLC	560	8,749
Umeco PLC	1,397	2,353
VT Group PLC	1,626	11,024
Weir Group PLC (The)	2,923	17,335
WSP Group PLC	365	1,249

Total United Kingdom		910,369
TOTAL COMMON STOCKS (Cost: $23,714,945)		10,750,266
RIGHTS – 0.0%
Hong Kong – 0.0%
Singamas Container Holdings Ltd., expiring 4/22/09 (Cost: $0)	24,000	356
TOTAL LONG-TERM INVESTMENTS (Cost: $23,715,681)		10,750,622
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b)
(Cost: $4,548)	4,548	4,548
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 9.1%
MONEY MARKET FUND – 9.1%
Dreyfus Institutional Preferred Money Market Fund, 0.59%(c) (Cost: $990,076)(d)	990,076	990,076
TOTAL INVESTMENTS IN SECURITIES – 108.0% (Cost: $24,710,305)		11,745,246
Liabilities in Excess of Foreign Currency and Other Assets – (8.0)%		(867,162)

NET ASSETS – 100.0%		$10,878,084
RSP	– Risparmio Italian Savings Shares

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Security, or portion thereof, was on loan at March 31, 2009 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2009.

(d)	Interest rates shown reflect yields as of March 31, 2009.

(e)	At March 31, 2009, the total market value of the Fund’s securities on loan was $964,703 and the total market value of the collateral held by the Fund was $990,076.

See Notes to Financial Statements.

38	WisdomTree International Dividend Sector Funds

Schedule of Investments

WisdomTree International Technology Sector Fund

March 31, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 97.3%
Australia – 1.7%
Computershare Ltd.	8,209	$50,078
DWS Advanced Business Solutions Ltd.	10,237	3,592
Infomedia Ltd.	22,737	4,186
Oakton Ltd.	3,059	1,658
Salmat Ltd.	9,797	25,730
SMS Management & Technology Ltd.	3,165	5,168

Total Australia		90,412
Austria – 0.0%
A&T Austria Technologie & Systemtechnik AG*	626	2,452
Belgium – 0.2%
Melexis N.V.*	1,902	8,839
Finland – 18.1%
F-Secure Oyj*	2,336	6,358
Nokia Oyj*	80,199	945,544
Tietoenator Oyj*	1,740	18,043

Total Finland		969,945
France – 5.3%
Cap Gemini S.A.*	2,935	94,381
Dassault Systemes S.A.*	1,179	45,802
GFI Informatique*	2,074	6,251
Groupe Steria SCA*	525	7,413
Iliad S.A.*	176	16,404
Ingenico*	402	6,672
LaCie S.A.*	1,832	4,597
Neopost S.A.*	1,342	104,064

Total France		285,584
Germany – 8.4%
Bechtle AG*	421	6,708
Epcos AG*	1,139	28,687
Freenet AG*	2,489	15,499
Kontron AG*	692	6,670
SAP AG*	8,880	314,557
Software AG*	511	36,399
Wincor Nixdorf AG*	865	39,174

Total Germany		447,694
Hong Kong – 0.7%
Lenovo Group Ltd.(a)	158,000	36,289
Italy – 0.2%
SAES Getters SpA*	605	5,386
SAES Getters SpA RSP*	409	3,475

Total Italy		8,861
Japan – 42.2%
Advantest Corp.*	2,400	35,501
Ai Holdings Corp.	1,300	3,791
Amano Corp.	1,600	12,716
Brother Industries Ltd.	2,700	19,764
Canon Electronics, Inc.	500	5,943
Canon Finetech, Inc.	800	8,335
Canon, Inc.	16,400	468,239

Investments	Shares	U.S. $ Value

Chiyoda Integre Co., Ltd.*	300	$3,189
Citizen Holdings Co., Ltd.	4,100	16,604
Denki Kogyo Co., Ltd.	3,000	16,493
Disco Corp.	400	9,861
DTS Corp.	300	1,941
Eizo Nanao Corp.	500	7,998
Foster Electric Co., Ltd.*	400	2,248
FUJI SOFT, Inc.	300	4,586
Fujitsu Ltd.	16,000	59,127
Hamamatsu Photonics K.K.	800	14,960
Hirose Electric Co., Ltd.	400	38,311
Hitachi Information Systems Ltd.	600	9,835
Hitachi Kokusai Electric, Inc.	1,000	5,194
Hitachi Maxell Ltd.	900	6,460
Hitachi Software Engineering Co., Ltd.	800	9,801
Hitachi Systems & Services Ltd.	600	5,328
Horiba Ltd.	400	6,812
HOYA CORP.	6,900	134,828
Ibiden Co., Ltd.	1,200	28,733
Information Services International-Dentsu Ltd.	300	1,564
Itochu Techno-Solutions Corp.	1,000	20,603
Keyence Corp.	110	20,603
Koa Corp.	700	3,005
Kokuyo Co., Ltd.	1,100	8,019
Konica Minolta Holdings, Inc.	3,500	29,695
Kyocera Corp.	1,300	85,289
Megachips Corp.*	300	4,747
Mimasu Semiconductor Industry Co., Ltd.	200	2,171
Mitsumi Electric Co., Ltd.*	1,000	14,276
NEC Fielding Ltd.	1,300	13,004
NEC Mobiling Ltd.	600	9,270
NEC Networks & System Integration Corp.	500	4,252
Nichicon Corp.	1,100	8,264
Nidec Copal Corp.	700	4,571
Nidec Copal Electronics Corp.	900	4,747
Nidec Sankyo Corp.	2,000	8,079
Nihon Dempa Kogyo Co., Ltd.	300	4,471
Nippon Electric Glass Co., Ltd.	2,000	13,891
Nomura Research Institute Ltd.	3,000	46,472
NS Solutions Corp.	700	7,860
NSD Co., Ltd.*	800	5,062
Obic Co., Ltd.	130	16,189
Okamura Corp.	1,000	4,546
Oracle Corp.	3,754	141,388
Otsuka Corp.*	400	14,822
Panasonic Corp.*	28,000	303,048
Ricoh Co., Ltd.	9,000	105,973
Roland DG Corp.	300	3,639
Sanken Electric Co., Ltd.	3,000	7,685
Sato Corp.	500	3,630
Seiko Epson Corp.	2,000	26,972
Shimadzu Corp.	1,000	6,368
Shinko Electric Industries Co., Ltd.	1,100	10,447
SMK Corp.	1,000	2,136

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	39

Schedule of Investments (concluded)

WisdomTree International Technology Sector Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Softbank Corp.*	900	$11,445
Star Micronics Co., Ltd.	1,100	10,090
Sumco Corp.	3,500	51,099
Sumisho Computer Systems Corp.	800	9,185
Taiyo Yuden Co., Ltd.	1,000	7,533
Takachiho Electric Co., Ltd.	500	3,544
TDK Corp.	1,600	59,127
TKC Corp.	300	5,959
Tokyo Electron Ltd.	1,500	55,280
Toshiba TEC Corp.	4,000	10,165
Trend Micro, Inc.*	2,500	70,112
Ulvac, Inc.*	100	1,814
Yahoo! Japan Corp.*	82	21,478
Yamatake Corp.	1,000	17,100
Yaskawa Electric Corp.	2,000	8,606
Yokogawa Electric Corp.	2,500	9,973

Total Japan		2,255,866
Netherlands – 2.3%
ASML Holding N.V.*	4,052	71,821
Exact Holding N.V.*	1,449	29,031
STMicroelectronics N.V.*	4,765	23,851

Total Netherlands		124,703
Norway – 0.3%
EDB Business Partner ASA*	3,200	5,687
Tandberg ASA*	600	8,806

Total Norway		14,493
Singapore – 0.7%
Creative Technology Ltd.*	3,500	7,828
Venture Corp., Ltd.*	9,000	29,838

Total Singapore		37,666
Spain – 1.1%
Indra Sistemas S.A.*	3,087	59,512
Sweden – 10.5%
Axis Communications AB*	889	5,075
Telefonaktiebolaget LM Ericsson Class A*	5,400	43,763
Telefonaktiebolaget LM Ericsson Class B*	62,849	513,143

Total Sweden		561,981
Switzerland – 0.3%
Huber & Suhner AG*	379	9,666
Kudelski S.A.*	642	6,109

Total Switzerland		15,775
United Kingdom – 5.3%
ARM Holdings PLC	17,813	26,171
Computacenter PLC	7,511	12,381
Dimension Data Holdings PLC	12,086	7,059
Domino Printing Sciences	3,892	10,488
E2V Technologies PLC	983	581
Fidessa Group PLC	779	9,078
Halma PLC	8,142	19,285
Laird PLC	3,756	5,276
Logica PLC	51,703	47,244

Investments	Shares	U.S. $ Value

Micro Focus International PLC	4,148	$17,956
Misys PLC	15,914	28,741
Psion PLC	2,530	1,886
Renishaw PLC	1,438	5,122
RM PLC	1,312	2,905
Sage Group PLC (The)	34,847	84,512
Vitec Group PLC (The)	1,271	2,842

Total United Kingdom		281,527
TOTAL COMMON STOCKS (Cost: $8,987,919)		5,201,599
SHORT-TERM INVESTMENT – 1.9%
MONEY MARKET FUND – 1.9%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $102,684)	102,684	102,684
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
MONEY MARKET FUND – 0.8%
Dreyfus Institutional Preferred Money Market Fund, 0.59%(c) (Cost: $41,003)(d)	41,003	41,003
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $9,131,606)		5,345,286
Liabilities in Excess of Foreign Currency and Other Assets – (0.0)%		(1,778)

NET ASSETS – 100.0%		$5,343,508
RSP	– Risparmio Italian Savings Shares

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2009.

(c)	Interest rates shown reflect yields as of March 31, 2009.

(d)	At March 31, 2009, the total market value of the Fund’s securities on loan was $31,421 and the total market value of the collateral held by the Fund was $41,003.

See Notes to Financial Statements.

40	WisdomTree International Dividend Sector Funds

Schedule of Investments

WisdomTree International Utilities Sector Fund

March 31, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.5%
Australia – 1.8%
AGL Energy Ltd.	25,517	$265,229
Energy Developments Ltd.	3,726	3,288
Envestra Ltd.(a)	126,238	30,699
Hastings Diversified Utilities Fund(a)	23,768	10,156
Origin Energy Ltd.	20,768	213,558

Total Australia		522,930
Austria – 0.8%
EVN AG*	2,823	40,667
Verbund – Oesterreichische Elektrizitaetswirtschafts AG Class A*	5,183	196,741

Total Austria		237,408
Finland – 1.6%
Fortum Oyj*	23,885	455,069
France – 21.7%
Electricite de France*	56,590	2,219,099
Gaz de France Suez*	100,780	3,458,876
Sechilienne-Sidec*	879	27,846
Veolia Environnement*	23,045	480,982

Total France		6,186,803
Germany – 12.7%
E.ON AG*	72,334	2,008,152
RWE AG*	22,804	1,598,922

Total Germany		3,607,074
Hong Kong – 6.2%
China Power International Development Ltd.*	76,000	15,102
China Resources Power Holdings Co., Ltd.	54,000	113,156
CLP Holdings Ltd.	124,822	857,648
Hong Kong & China Gas Co., Ltd.	118,360	186,627
HongKong Electric Holdings	99,886	592,872

Total Hong Kong		1,765,405
Italy – 14.8%
A2A SpA*	139,883	212,281
ACEA SpA*	11,705	139,867
AcegasAps SpA*	2,986	17,067
Actelios SpA*	896	3,759
Ascopiave SpA*	17,764	35,755
Edison SpA*	190,672	206,448
Enel SpA*	509,474	2,443,599
Hera SpA*	33,773	55,558
Iride SpA*	34,880	41,656
Snam Rete Gas SpA*	131,742	706,652
Terna Rete Elettrica Nazionale SpA*	115,651	360,075

Total Italy		4,222,717
Japan – 13.6%
Chubu Electric Power Co., Inc.	21,600	474,557
Chugoku Electric Power Co., Inc. (The)	9,500	205,832
Electric Power Development Co., Ltd.	3,200	94,604
Hokkaido Electric Power Co., Inc.	7,000	140,326
Hokuriku Electric Power Co.	5,000	119,976

Investments	Shares	U.S. $ Value

Kansai Electric Power Co., Inc. (The)	29,000	$628,328
Kyushu Electric Power Co., Inc.	15,200	340,103
Okinawa Electric Power Co., Inc. (The)	200	10,610
Osaka Gas Co., Ltd.	47,000	146,563
Saibu Gas Co., Ltd.	10,000	26,222
Shikoku Electric Power Co., Inc.	4,800	128,055
Shizuoka Gas Co., Ltd.	1,000	5,609
Toho Gas Co., Ltd.*	9,000	41,187
Tohoku Electric Power Co., Inc.	16,100	352,906
Tokai Corp.	1,000	3,645
Tokyo Electric Power Co., Inc. (The)	37,700	938,969
Tokyo Gas Co., Ltd.	60,000	209,578

Total Japan		3,867,070
New Zealand – 1.2%
Contact Energy Ltd.	32,943	107,549
TrustPower Ltd.	19,503	78,476
Vector Ltd.*	110,836	144,232

Total New Zealand		330,257
Norway – 0.1%
Hafslund ASA Class B*	2,100	16,950
Portugal – 1.8%
Energias de Portugal S.A.*	143,190	496,766
Spain – 11.9%
Enagas*(b)	8,504	120,472
Endesa S.A.*	37,144	694,371
Gas Natural SDG S.A.*(b)	9,760	133,341
Iberdrola S.A.*	178,353	1,250,301
RED ELECTRICA CORP S.A.*	3,733	145,715
Sociedad General de Aguas de Barcelona S.A. Class A*	2,928	44,706
Union Fenosa S.A.*	41,230	985,340

Total Spain		3,374,246
Switzerland – 0.3%
BKW FMB Energie AG*	1,099	79,256
United Kingdom – 11.0%
Centrica PLC	213,480	696,896
Drax Group PLC	8,128	60,174
International Power PLC	44,885	135,427
National Grid PLC	156,098	1,198,145
Northumbrian Water Group PLC	22,335	69,870
Pennon Group PLC	12,400	71,983
Scottish & Southern Energy PLC	45,073	716,474
Severn Trent PLC	5,056	71,746
United Utilities Group PLC	17,012	117,897

Total United Kingdom		3,138,612
TOTAL COMMON STOCKS (Cost: $54,501,123)		28,300,563

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	41

Schedule of Investments (concluded)

WisdomTree International Utilities Sector Fund

March 31, 2009

Investments	Shares	U.S. $ Value

SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $36,356)	36,356	$36,356
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
MONEY MARKET FUND – 0.6%
Dreyfus Institutional Preferred Money Market Fund, 0.59%(c) (Cost: $163,013)(d)	163,013	163,013
TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $54,700,492)		28,499,932
Liabilities in Excess of Foreign Currency and Other Assets – (0.2)%		(44,797)

NET ASSETS – 100.0%		$28,455,135
*	Non-income producing security.

(a)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Security, or portion thereof, was on loan at March 31, 2009 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2009.

(d)	Interest rates shown reflect yields as of March 31, 2009.

(e)	At March 31, 2009, the total market value of the Fund’s securities on loan was $146,836 and the total market value of the collateral held by the Fund was $163,013.

See Notes to Financial Statements.

42	WisdomTree International Dividend Sector Funds

Schedule of Investments

WisdomTree International Real Estate Fund

March 31, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 98.7%
Australia – 17.2%
Abacus Property Group	224,336	$42,864
ALE Property Group	37,408	46,784
APN European Retail Property Group	324,793	10,155
Aspen Group	90,464	25,770
Australand Property Group	469,090	89,629
Babcock & Brown Japan Property Trust	237,182	46,142
Bunnings Warehouse Property Trust	79,509	86,731
CFS Retail Property Trust	292,190	330,912
Charter Hall Group	79,958	15,555
Commonwealth Property Office Fund	273,154	171,758
Dexus Property Group	504,418	262,852
FKP Property Group	55,279	38,408
Goodman Group	571,213	128,986
GPT Group	815,364	246,434
ING Industrial Fund(a)	517,671	44,960
ING Office Fund	474,664	140,164
ING Real Estate Community Living Group	282,405	7,652
Lend Lease Corp., Ltd.	150,674	679,427
MAC Services Group	4,583	3,025
Macquarie Countrywide Trust	454,840	75,845
Macquarie DDR Trust	533,709	14,462
Macquarie Leisure Trust Group	65,474	51,405
Macquarie Office Trust	839,662	99,177
Mirvac Group	426,707	252,005
Mirvac Industrial Trust Class U	314,114	13,095
Mirvac Real Estate Investment Trust	272,056	51,982
Peet Ltd.	53,586	45,236
Stockland	235,776	506,195
Sunland Group Ltd.	95,193	39,684
Tishman Speyer Office Fund	166,311	8,898
Valad Property Group	323,191	7,635
Westfield Group	491,278	3,413,400

Total Australia		6,997,227
Belgium – 1.7%
Banimmo Class A*	3,622	70,354
Cofinimmo*	2,949	314,210
Compagnie Immobiliere de Belgique S.A.	2,010	30,103
Intervest Offices*	2,067	55,738
Leasinvest Real Estate SCA*	1,370	86,036
Warehouses De Pauw SCA	2,654	98,312
Wereldhave Belgium N.V.*	567	38,092

Total Belgium		692,845
Denmark – 0.1%
Jeudan A/S*	202	15,772
Nordicom A/S*	420	5,091

Total Denmark		20,863
Finland – 0.4%
Citycon Oyj*	18,698	36,245
Sponda Oyj*	31,617	86,894
Technopolis PLC*	7,149	22,306

Total Finland		145,445

Investments	Shares	U.S. $ Value

France – 15.4%
Affine S.A.*	3,536	$40,844
ANF S.A.*	2,630	76,786
Cegereal	1,234	33,505
Fonciere Des Regions*(a)	13,168	618,117
Gecina S.A.*	18,547	711,166
ICADE*	10,247	725,280
Klepierre*	27,161	477,637
Les Nouveaux Constructeurs Investissement S.A.*	10,847	38,740
Mercialys S.A.	10,236	296,269
Societe de La Tour Eiffel*	2,324	53,689
Societe Immobiliere de Location pour l’Industrie et le Commerce*	4,327	324,533
Unibail-Rodamco*	20,272	2,869,961

Total France		6,266,527
Germany – 1.0%
Deutsche Euroshop AG*	6,965	200,669
DIC Asset AG	9,706	46,005
IVG Immobilien AG*	22,170	133,636
Vivacon AG*	4,534	12,642

Total Germany		392,952
Hong Kong – 25.6%
Champion Real Estate Investment Trust(a)	1,118,000	266,877
Cheung Kong Holdings Ltd.	193,238	1,664,340
China Overseas Land & Investment Ltd.(a)	250,400	392,886
Guangzhou Investment Co., Ltd.	1,176,000	121,394
GZI Real Estate Investment Trust	257,233	67,047
Hang Lung Group Ltd.	103,649	315,628
Hang Lung Properties Ltd.	367,283	862,523
Henderson Land Development Co., Ltd.	184,320	701,605
Hysan Development Co., Ltd.	140,115	236,840
Kowloon Development Co., Ltd.	211,398	87,014
Link REIT (The)	191,946	379,434
New World Development Ltd.	378,125	377,149
Prosperity Real Estate Investment Trust	365,905	42,492
Regal Real Estate Investment Trust	928,000	122,137
Shenzhen Investment Ltd.	1,244,000	309,796
Silver Grant International*	260,000	28,516
Sino Land Co.	458,305	458,305
Sun Hung Kai Properties Ltd.	200,871	1,798,767
Sunlight Real Estate Investment Trust	438,000	68,385
Swire Pacific Ltd. Class A	123,959	826,926
Swire Pacific Ltd. Class B*	407,298	523,444
Tian An China Investment*	85,000	22,703
Wharf Holdings Ltd.	245,545	609,585
Wheelock & Co., Ltd.	61,231	103,026

Total Hong Kong		10,386,819
Italy – 0.7%
Beni Stabili SpA*	421,490	232,239
Immobiliare Grande Distribuzione*	30,118	36,589

Total Italy		268,828

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	43

Schedule of Investments (continued)

WisdomTree International Real Estate Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Japan – 16.2%
Advance Residence Investment Corp.	24	$78,971
Aeon Mall Co., Ltd.	2,296	29,174
Blife Investment Corp.	13	31,325
Crescendo Investment Corp. Class	17	20,293
DA Office Investment Corp. Class	36	50,663
Daito Trust Construction Co., Ltd.	7,600	253,923
Daiwa House Industry Co., Ltd.*	49,000	392,913
Frontier Real Estate Investment Corp.	15	73,656
Fukuoka REIT Corp.	24	93,065
Global One Real Estate Investment Corp.	22	140,994
Hankyu REIT, Inc.	19	77,908
Heiwa Real Estate Co., Ltd.	14,691	31,682
Iida Home Max	12,500	39,359
Japan Excellent, Inc.	35	124,734
Japan Hotel and Resort, Inc.	28	32,459
Japan Logistics Fund, Inc.	14	85,471
Japan Office Investment Corp.	59	41,217
Japan Prime Realty Investment Corp.	132	242,964
Japan Real Estate Investment Corp.	72	551,099
Japan Rental Housing Investments, Inc. Class	59	32,854
Japan Retail Fund Investment Corp.	90	342,614
Japan Single-Residence REIT, Inc.	24	14,992
Joint REIT Investment Corp.	36	44,795
Kenedix Realty Investment Corp.	37	68,141
Kenedix, Inc.*	43	4,184
Land Business Co., Ltd.	74	10,489
LaSalle Japan REIT, Inc.	27	27,610
LCP Investment Corp.	53	31,284
Leopalace21 Corp.	21,461	126,458
Meiwa Estate Co., Ltd.*	9,666	38,265
MID REIT, Inc.	49	82,899
Mitsubishi Estate Co., Ltd.	30,589	341,289
Mitsui Fudosan Co., Ltd.	26,308	284,202
Mori Hills REIT Investment Corp.	21	59,150
Mori Trust Sogo REIT, Inc.	28	199,291
Nippon Accommodations Fund, Inc.	19	76,562
Nippon Building Fund, Inc.	69	591,009
Nippon Commercial Investment Corp.	80	66,498
Nippon Hotel Fund Investment Corp.	10	18,528
Nippon Residential Investment Corp.	52	38,591
Nomura Real Estate Holdings, Inc.	9,165	137,795
Nomura Real Estate Office Fund, Inc.	32	177,220
NTT Urban Development Corp.	74	59,038
Orix JREIT, Inc.	40	163,612
Premier Investment Corp.	24	74,112
Prospect Residential Investment Corp.	7	4,323
Sankei Building Co., Ltd. (The)	3,242	14,147
Shoei Co., Ltd./Chiyoda-Ku	1,535	8,563
Sumitomo Real Estate Sales Co., Ltd.	2,506	71,930
Sumitomo Realty & Development Co., Ltd.	12,279	134,638
TGR Investment, Inc.	24	19,682
TOC Co., Ltd.	11,009	39,457
Toho Real Estate Co., Ltd.	9,570	41,954

Investments	Shares	U.S. $ Value

Tokyo Tatemono Co., Ltd.	24,751	$63,400
Tokyu Community Corp.	900	14,014
Tokyu Land Corp.	24,168	66,066
Tokyu Livable, Inc.*	8,369	35,842
Tokyu REIT, Inc.	39	206,905
Top REIT, Inc.	48	174,466
Tosei Corp.*	92	11,280
United Urban Investment Corp.	40	161,992

Total Japan		6,572,011
Netherlands – 1.4%
Eurocommercial Properties N.V.*	7,911	214,795
Plaza Centers N.V.*	87,767	72,964
VastNed Offices*	8,242	88,616
VastNed Retail N.V.*	4,950	199,727

Total Netherlands		576,102
New Zealand – 1.1%
AMP NZ Office Trust	148,033	76,041
Goodman Property Trust	249,430	113,890
ING Property Trust*	318,627	107,295
Kiwi Income Property Trust	260,962	142,986

Total New Zealand		440,212
Norway – 0.0%
Norwegian Property ASA*	30,800	18,246
Singapore – 6.9%
Allgreen Properties Ltd.*	512,756	136,604
Ascendas Real Estate Investment Trust	436,901	350,624
Ascott Residence Trust	70,000	18,879
Cambridge Industrial Trust	127,280	20,931
CapitaCommercial Trust	252,635	146,243
CapitaLand Ltd.*	277,589	425,459
CapitaMall Trust	343,786	298,512
CapitaRetail China Trust(a)	38,000	18,373
CDL Hospitality Trusts	114,432	39,143
City Developments Ltd.*(a)	84,103	282,151
Fortune Real Estate Investment Trust	370,596	127,676
Frasers Centrepoint Trust	96,432	39,963
Frasers Commercial Trust	121,070	11,150
Guocoland Ltd.*	106,985	68,968
Ho Bee Investment Ltd.*	74,000	15,820
Keppel Land Ltd.*	24,168	23,052
K-REIT Asia	113,000	44,228
Mapletree Logistics Trust	266,285	65,687
Orchard Parade Holdings Ltd.*	12,000	4,263
Singapore Land Ltd.*	80,544	168,484
Starhill Global REIT	347,526	104,015
Suntec Real Estate Investment Trust	290,828	120,525
United Industrial Corp., Ltd.*	94,147	63,169
UOL Group Ltd.*	104,000	127,931
Wheelock Properties S Ltd.*	96,003	56,836
Wing Tai Holdings Ltd.*	89,064	41,011

Total Singapore		2,819,697

See Notes to Financial Statements.

44	WisdomTree International Dividend Sector Funds

Schedule of Investments (concluded)

WisdomTree International Real Estate Fund

March 31, 2009

Investments	Shares	U.S. $ Value

Spain – 1.7%
Metrovacesa S.A.*(a)	17,562	$443,025
Parquesol Inmobiliaria y Proyectos S.A.*	10,140	97,471
Realia Business S.A.*	48,133	123,339
Renta Corp. Real Estate S.A.	15,835	37,423

Total Spain		701,258
Sweden – 2.6%
Castellum AB*	30,486	170,733
Fabege AB*(a)	53,506	187,688
Hufvudstaden AB Class A*	26,436	135,581
Klovern AB*	44,277	84,620
Kungsleden AB*	87,935	336,113
Wallenstam Byggnads AB Class B*	7,240	59,769
Wihlborgs Fastigheter AB*	8,417	93,666

Total Sweden		1,068,170
Switzerland – 0.9%
Allreal Holding AG*	1,883	198,725
Intershop Holdings	615	151,444

Total Switzerland		350,169
United Kingdom – 5.8%
British Land Co. PLC	105,226	544,104
Brixton PLC	53,063	13,500
Capital & Regional PLC	31,174	7,596
Daejan Holdings PLC	913	24,563
Derwent London PLC	7,320	69,773
Development Securities PLC	4,723	16,315
Grainger PLC	17,245	25,336
Great Portland Estates PLC	22,464	78,485
Hammerson PLC	45,762	166,934
Land Securities Group PLC	116,338	729,128
Liberty International PLC	52,524	293,048
Mucklow A & J Group PLC	15,548	48,416
Primary Health Properties PLC	9,947	33,077
Safestore Holdings PLC	35,064	26,889
Savills PLC	44,491	150,341
Segro PLC	93,064	30,347
Shaftesbury PLC	15,231	63,584
St. Modwen Properties PLC	22,436	30,068
Warner Estate Holdings PLC	13,541	3,833
Workspace Group PLC	27,938	4,906

Total United Kingdom		2,360,243
TOTAL COMMON STOCKS (Cost: $106,817,835)		40,077,614
MUTUAL FUNDS – 0.0%
Austria – 0.0%
Sparkassen Immo Invest Genusscheine*	409	24,436
(Cost: $49,251)	409	24,436
TOTAL LONG-TERM INVESTMENTS (Cost: $106,867,086)		40,102,050

Investments	Shares	U.S. $ Value

SHORT-TERM INVESTMENT – 0.2%
MONEY MARKET FUND – 0.2%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $90,350)	90,350	$90,350
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.2%
MONEY MARKET FUND – 2.2%
Dreyfus Institutional Preferred Money Market Fund, 0.59%(c) (Cost: $878,067)(d)	878,067	878,067
TOTAL INVESTMENTS IN SECURITIES – 101.1% (Cost: $107,835,503)		41,070,467
Liabilities in Excess of Foreign Currency and Other Assets – (1.1)%		(451,065)

NET ASSETS – 100.0%		$40,619,402
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2009.

(c)	Interest rates shown reflect yields as of March 31, 2009.

(d)	At March 31, 2009, the total market value of the Fund’s securities on loan was $800,800 and the total market value of the collateral held by the Fund was $878,067.

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	45

Statements of Assets and Liabilities

WisdomTree International Dividend Sector Funds

March 31, 2009

	WisdomTree International Basic Materials Sector Fund	WisdomTree International Communications Sector Fund	WisdomTree International Consumer Discretionary Sector Fund	WisdomTree International Consumer Staples Sector Fund	WisdomTree International Energy Sector Fund
ASSETS:

Investments, at cost	$48,004,519	$28,847,061	$4,368,226	$20,250,833	$41,161,149

Foreign currency, at cost	32,608	28,725	12,029	17,232	34,076
Investments in securities, at value (including securities on loan) (Note 2)	23,182,307	19,318,102	2,683,463	13,475,750	23,454,424

Foreign currency, at value	32,556	29,740	12,096	16,392	33,933

Receivables:

Investment securities sold	3,202,951	—	8,622	—	—

Unrealized appreciation on foreign currency contracts	65	—	—	—	—

Dividends and interest	206,990	76,027	10,071	93,936	35,191

Foreign tax reclaims	24,543	12,790	823	41,891	6,131
Total Assets	26,649,412	19,436,659	2,715,075	13,627,969	23,529,679
LIABILITIES:

Due to foreign custodian	—	—	—	—	1,710

Payables:

Investment securities purchased	—	—	1,855	—	—

Collateral for securities on loan (Note 2)	1,005,077	614,047	110,008	137,011	1,185,091

Capital shares redeemed	3,172,506	—	—	—	—

Unrealized depreciation on foreign currency contracts	64	—	17	—	86

Advisory fees (Note 3)	12,145	9,024	1,235	6,403	10,498

Service fees (Note 2)	92	69	9	48	80
Total Liabilities	4,189,884	623,140	113,124	143,462	1,197,465
NET ASSETS	$22,459,528	$18,813,519	$2,601,951	$13,484,507	$22,332,214
NET ASSETS:

Paid-in capital	$56,337,919	$33,650,282	$5,328,520	$23,439,372	$43,782,916

Undistributed (Distributions in excess of) net investment income	(6,523)	38,150	7,974	21,780	17,351

Accumulated net realized loss on investments and foreign currency related transactions	(9,048,379)	(5,349,399)	(1,049,819)	(3,200,809)	(3,762,308)

Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(24,823,489)	(9,525,514)	(1,684,724)	(6,775,836)	(17,705,745)
NET ASSETS	$22,459,528	$18,813,519	$2,601,951	$13,484,507	$22,332,214
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,400,000	1,000,000	200,000	800,000	1,200,000
Net asset value per share	$16.04	$18.81	$13.01	$16.86	$18.61

See Notes to Financial Statements.

46	WisdomTree International Dividend Sector Funds

Statements of Assets and Liabilities (concluded)

WisdomTree International Dividend Sector Funds

March 31, 2009

	WisdomTree International Financial Sector Fund	WisdomTree International Health Care Sector Fund	WisdomTree International Industrial Sector Fund	WisdomTree International Technology Sector Fund	WisdomTree International Utilities Sector Fund	WisdomTree International Real Estate Fund
ASSETS:

Investments, at cost	$15,490,664	$25,085,132	$24,710,305	$9,131,606	$54,700,492	$107,835,503

Foreign currency, at cost	41,847	34,021	56,219	19,564	54,786	30,649
Investments in securities, at value (including securities on loan) (Note 2)	7,742,259	17,743,408	11,745,246	5,345,286	28,499,932	41,070,467

Foreign currency, at value	41,984	34,232	55,783	19,441	55,370	30,004

Receivables:

Investment securities sold	8,888	—	—	—	—	127,175

Unrealized appreciation on foreign currrency contracts	167	—	—	—	—	—

Dividends and interest	36,453	125,772	51,191	19,222	62,386	270,530

Foreign tax reclaims	20,723	43,058	21,234	3,105	14,439	18,659
Total Assets	7,850,474	17,946,470	11,873,454	5,387,054	28,632,127	41,516,835
LIABILITIES:

Payables:

Collateral for securities on loan (Note 2)	459,035	215,017	990,076	41,003	163,013	878,067

Unrealized depreciation on foreign currency contracts	74	40	100	—	44	87

Advisory fees (Note 3)	3,322	9,065	5,155	2,524	13,830	19,134

Service fees (Note 2)	25	69	39	19	105	145
Total Liabilities	462,456	224,191	995,370	43,546	176,992	897,433
NET ASSETS	$7,388,018	$17,722,279	$10,878,084	$5,343,508	$28,455,135	$40,619,402
NET ASSETS:

Paid-in capital	$21,705,869	$26,621,482	$29,494,187	$10,973,297	$57,957,968	$124,891,356

Undistributed net investment income	1,638	131,021	42,056	17,126	59,267	220,428

Accumulated net realized loss on investments and foreign currency related transactions	(6,570,496)	(1,686,697)	(5,691,566)	(1,860,087)	(3,360,213)	(17,723,332)

Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(7,748,993)	(7,343,527)	(12,966,593)	(3,786,828)	(26,201,887)	(66,769,050)
NET ASSETS	$7,388,018	$17,722,279	$10,878,084	$5,343,508	$28,455,135	$40,619,402
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	800,000	1,000,000	800,000	400,000	1,600,000	2,400,000
Net asset value per share	$9.24	$17.72	$13.60	$13.36	$17.78	$16.92

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	47

Statements of Operations

WisdomTree International Dividend Sector Funds

For the Year Ended March 31, 2009

	WisdomTree International Basic Materials Sector Fund	WisdomTree International Communications Sector Fund	WisdomTree International Consumer Discretionary Sector Fund	WisdomTree International Consumer Staples Sector Fund	WisdomTree International Energy Sector Fund
INVESTMENT INCOME:

Dividends[1]	$1,640,655	$1,242,248	$138,187	$721,023	$1,833,636

Interest	—	—	127	893	—

Net securities lending income (Note 2)	51,352	15,025	144	6,329	26,516
Total investment income	1,692,007	1,257,273	138,458	728,245	1,860,152
EXPENSES:

Advisory fees (Note 3)	350,673	144,384	22,411	131,670	264,650

Service fees (Note 2)	2,660	1,095	170	999	2,008
Total expenses	353,333	145,479	22,581	132,669	266,658
Net investment income	1,338,674	1,111,794	115,877	595,576	1,593,494
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(8,887,473)	(4,383,675)	(914,354)	(3,067,698)	(3,596,587)

In-kind redemptions	(8,452,425)	778,937	64,210	672,414	(2,550,560)

Foreign currency related transactions	26,533	1,911	(902)	(54,729)	(41,824)
Net realized loss	(17,313,365)	(3,602,827)	(851,046)	(2,450,013)	(6,188,971)
Net change in unrealized depreciation from:

Investment transactions	(23,054,176)	(8,272,580)	(1,829,955)	(7,092,036)	(17,880,135)

Translation of assets and liabilities denominated in foreign currencies	(16,294)	(91,136)	(144)	(5,267)	1,893
Net change in unrealized depreciation	(23,070,470)	(8,363,716)	(1,830,099)	(7,097,303)	(17,878,242)
Net realized and unrealized loss on investments	(40,383,835)	(11,966,543)	(2,681,145)	(9,547,316)	(24,067,213)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(39,045,161)	$(10,854,749)	$(2,565,268)	$(8,951,740)	$(22,473,719)
[1]	Net of foreign withholding tax of $177,415, $122,176, $13,351, $62,070 and $165,298, respectively.

See Notes to Financial Statements.

48	WisdomTree International Dividend Sector Funds

Statements of Operations (concluded)

WisdomTree International Dividend Sector Funds

For the Year Ended March 31, 2009

	WisdomTree International Financial Sector Fund	WisdomTree International Health Care Sector Fund	WisdomTree International Industrial Sector Fund	WisdomTree International Technology Sector Fund	WisdomTree International Utilities Sector Fund	WisdomTree International Real Estate Fund
INVESTMENT INCOME:

Dividends[1]	$783,442	$654,044	$1,359,003	$179,921	$2,800,129	$4,344,296

Interest	—	695	—	—	—	—

Net securities lending income (Note 2)	10,048	8,602	35,381	443	80,047	44,671
Total investment income	793,490	663,341	1,394,384	180,364	2,880,176	4,388,967
EXPENSES:

Advisory fees (Note 3)	77,611	127,248	179,453	43,436	326,429	496,086

Service fees (Note 2)	589	965	1,361	330	2,476	3,763
Total expenses	78,200	128,213	180,814	43,766	328,905	499,849
Net investment income	715,290	535,128	1,213,570	136,598	2,551,271	3,889,118
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(6,181,063)	(1,761,456)	(4,799,029)	(1,650,112)	(3,572,381)	(15,165,120)

In-kind redemptions	11,369	(581,602)	(8,163,067)	43,943	(3,794,072)	(12,589,134)

Foreign currency related transactions	(70,742)	(1,192)	(77,940)	(29,514)	(46,283)	(85,946)
Net realized loss	(6,240,436)	(2,344,250)	(13,040,036)	(1,635,683)	(7,412,736)	(27,840,200)
Net change in unrealized depreciation from:

Investment transactions	(5,702,112)	(5,450,153)	(10,466,131)	(2,376,097)	(22,650,664)	(50,136,156)

Translation of assets and liabilities denominated in foreign currencies	(2,691)	(7,237)	(3,835)	(1,107)	(1,203)	(8,934)
Net change in unrealized depreciation	(5,704,803)	(5,457,390)	(10,469,966)	(2,377,204)	(22,651,867)	(50,145,090)
Net realized and unrealized loss on investments	(11,945,239)	(7,801,640)	(23,510,002)	(4,012,887)	(30,064,603)	(77,985,290)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,229,949)	$(7,266,512)	$(22,296,432)	$(3,876,289)	$(27,513,332)	$(74,096,172)
[1]	Net of foreign withholding tax of $77,730, $57,812, $148,940, $18,106, $369,424 and $504,888, respectively.

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	49

Statements of Changes in Net Assets

WisdomTree International Dividend Sector Funds

	WisdomTree International Basic Materials Sector Fund		WisdomTree International Communications Sector Fund		WisdomTree International Consumer Discretionary Sector Fund
	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,338,674	$1,341,000	$1,111,794	$1,057,031	$115,877	$126,893

Net realized gain (loss) on investments and foreign currency related transactions	(17,313,365)	2,519,524	(3,602,827)	397,474	(851,046)	133,185

Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(23,070,470)	(3,091,951)	(8,363,716)	(1,583,125)	(1,830,099)	(911,033)
Net increase (decrease) in net assets resulting from operations	(39,045,161)	768,573	(10,854,749)	(128,620)	(2,565,268)	(650,955)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(2,053,360)	(733,228)	(1,211,790)	(964,567)	(137,014)	(125,695)

Capital gains	—	(2,296)	—	(2,148)	—	(7,952)
Total dividends and distributions	(2,053,360)	(735,524)	(1,211,790)	(966,715)	(137,014)	(133,647)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	7,868,329	115,555,895	18,309,854	21,055,140	4,973,804	6,514,367

Cost of shares redeemed	(37,817,240)	(28,487,717)	(17,901,471)	(12,661,696)	(4,973,804)	(6,514,494)
Net increase (decrease) in net assets resulting from capital share transactions	(29,948,911)	87,068,178	408,383	8,393,444	—	(127)
Net Increase (Decrease) in Net Assets	(71,047,432)	87,101,227	(11,658,156)	7,298,109	(2,702,282)	(784,729)
NET ASSETS:

Beginning of year	$93,506,960	$6,405,733	$30,471,675	$23,173,566	$5,304,233	$6,088,962

End of year	$22,459,528	$93,506,960	$18,813,519	$30,471,675	$2,601,951	$5,304,233
Undistributed (Distributions in excess of) net investment income included in net assets at end of year	$(6,523)	$663,408	$38,150	$136,235	$7,974	$29,701
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	2,600,000	200,004	1,000,000	800,004	200,000	200,004

Shares created	200,000	3,200,000	600,000	600,000	200,000	200,000

Shares redeemed	(1,400,000)	(800,004)	(600,000)	(400,004)	(200,000)	(200,004)
Shares outstanding, end of year	1,400,000	2,600,000	1,000,000	1,000,000	200,000	200,000

See Notes to Financial Statements.

50	WisdomTree International Dividend Sector Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend Sector Funds

	WisdomTree International Consumer Staples Sector Fund		WisdomTree International Energy Sector Fund		WisdomTree International Financial Sector Fund
	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$595,576	$610,002	$1,593,494	$1,049,785	$715,290	$712,259

Net realized gain (loss) on investments and foreign currency related transactions	(2,450,013)	624,740	(6,188,971)	1,147,508	(6,240,436)	(223,369)

Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(7,097,303)	(1,215,218)	(17,878,242)	(897,949)	(5,704,803)	(2,738,864)
Net increase (decrease) in net assets resulting from operations	(8,951,740)	19,524	(22,473,719)	1,299,344	(11,229,949)	(2,249,974)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(780,364)	(495,845)	(1,852,260)	(844,975)	(816,856)	(588,762)

Capital gains	—	(5,840)	—	(8,112)	—	(48,176)
Total dividends and distributions	(780,364)	(501,685)	(1,852,260)	(853,087)	(816,856)	(636,938)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	12,604,775	23,039,884	23,273,271	47,397,442	4,400,251	5,885,784

Cost of shares redeemed	(23,076,730)	(11,451,874)	(34,176,584)	(13,122,193)	(4,399,586)	(5,885,903)
Net increase (decrease) in net assets resulting from capital share transactions	(10,471,955)	11,588,010	(10,903,313)	34,275,249	665	(119)
Net Increase (Decrease) in Net Assets	(20,204,059)	11,105,849	(35,229,292)	34,721,506	(12,046,140)	(2,887,031)
NET ASSETS:

Beginning of year	$33,688,566	$22,582,717	$57,561,506	$22,840,000	$19,434,158	$22,321,189

End of year	$13,484,507	$33,688,566	$22,332,214	$57,561,506	$7,388,018	$19,434,158
Undistributed net investment income included in net assets at end of year	$21,780	$261,297	$17,351	$317,941	$1,638	$176,653
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	1,200,000	800,004	1,800,000	800,004	800,000	800,004

Shares created	600,000	800,000	600,000	1,400,000	200,000	200,000

Shares redeemed	(1,000,000)	(400,004)	(1,200,000)	(400,004)	(200,000)	(200,004)
Shares outstanding, end of year	800,000	1,200,000	1,200,000	1,800,000	800,000	800,000

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	51

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend Sector Funds

	WisdomTree International Health Care Sector Fund		WisdomTree International Industrial Sector Fund		WisdomTree International Technology Sector Fund
	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$535,128	$722,588	$1,213,570	$843,342	$136,598	$136,673

Net realized gain (loss) on investments and foreign currency related transactions	(2,344,250)	551,969	(13,040,036)	781,829	(1,635,683)	414,431

Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(5,457,390)	(2,676,846)	(10,469,966)	(3,952,002)	(2,377,204)	(1,639,373)
Net decrease in net assets resulting from operations	(7,266,512)	(1,402,289)	(22,296,432)	(2,326,831)	(3,876,289)	(1,088,269)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(704,426)	(552,012)	(1,394,860)	(634,622)	(157,924)	(85,181)

Capital gains	—	(10,660)	—	(39,830)	—	(868)
Total dividends and distributions	(704,426)	(562,672)	(1,394,860)	(674,452)	(157,924)	(86,049)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	13,747,633	16,009,333	5,911,137	39,441,811	4,770,546	24,935,291

Cost of shares redeemed	(13,182,312)	(10,452,443)	(19,743,464)	(12,948,475)	(4,770,546)	(19,629,650)
Net increase (decrease) in net assets resulting from capital share transactions	565,321	5,556,890	(13,832,327)	26,493,336	—	5,305,641
Net Increase (Decrease) in Net Assets	(7,405,617)	3,591,929	(37,523,619)	23,492,053	(4,034,213)	4,131,323
NET ASSETS:

Beginning of year	$25,127,896	$21,535,967	$48,401,703	$24,909,650	$9,377,721	$5,246,398

End of year	$17,722,279	$25,127,896	$10,878,084	$48,401,703	$5,343,508	$9,377,721
Undistributed net investment income included in net assets at end of year	$131,021	$289,887	$42,056	$301,184	$17,126	$67,966
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	1,000,000	800,004	1,600,000	800,004	400,000	200,004

Shares created	600,000	600,000	200,000	1,200,000	200,000	1,000,000

Shares redeemed	(600,000)	(400,004)	(1,000,000)	(400,004)	(200,000)	(800,004)
Shares outstanding, end of year	1,000,000	1,000,000	800,000	1,600,000	400,000	400,000

See Notes to Financial Statements.

52	WisdomTree International Dividend Sector Funds

Statements of Changes in Net Assets (concluded)

WisdomTree International Dividend Sector Funds

	WisdomTree International Utilities Sector Fund		WisdomTree International Real Estate Fund
	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2009	For the Period June 5, 2007* through March 31, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$2,551,271	$826,284	$3,889,118	$1,841,632

Net realized gain (loss) on investments and foreign currency related transactions	(7,412,736)	3,072,352	(27,840,200)	(2,740,853)

Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(22,651,867)	(5,485,398)	(50,145,090)	(16,623,960)
Net decrease in net assets resulting from operations	(27,513,332)	(1,586,762)	(74,096,172)	(17,523,181)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(2,592,420)	(775,076)	(2,071,270)	(3,712,845)

Capital gains	—	(2,828)	—	—
Total dividends and distributions	(2,592,420)	(777,904)	(2,071,270)	(3,712,845)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	12,930,102	83,117,506	27,103,803	134,198,141

Cost of shares redeemed	(32,930,600)	(25,959,870)	(23,279,174)	—
Net increase (decrease) in net assets resulting from capital share transactions	(20,000,498)	57,157,636	3,824,629	134,198,141
Net Increase (Decrease) in Net Assets	(50,106,250)	54,792,970	(72,342,813)	112,962,115
NET ASSETS:

Beginning of year	$78,561,385	$23,768,415	$112,962,215	$100

End of year	$28,455,135	$78,561,385	$40,619,402	$112,962,215
Undistributed net investment income included in net assets at end of year	$59,267	$146,699	$220,428	$(1,821,375)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	2,400,000	800,004	2,700,002	—

Shares created	400,000	2,400,000	700,000	2,700,002

Shares redeemed	(1,200,000)	(800,004)	(1,000,002)	—
Shares outstanding, end of year	1,600,000	2,400,000	2,400,000	2,700,002

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	53

Financial Highlights

WisdomTree International Dividend Sector Funds

March 31, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Basic Materials Sector Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$35.96	$32.03	$25.46
Investment operations:
Net investment income[2]	0.65	0.61	0.25
Net realized and unrealized gain (loss)	(19.29)	3.58	6.32
Total from investment operations	(18.64)	4.19	6.57
Dividends and distributions to shareholders:
Net investment income	(1.28)	(0.26)	—
Capital gains	—	(0.00)[3]	—
Total dividends and distributions to shareholders	(1.28)	(0.26)	—
Net asset value, end of period	$16.04	$35.96	$32.03

TOTAL RETURN[4]	(52.10)%	13.09%	25.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$22,460	$93,507	$6,406
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%	0.58%	0.58%[5]
Expenses, prior to expense reimbursements	0.58%	0.58%	0.88%[5]
Net investment income	2.21%	1.62%	1.89%[5]
Portfolio turnover rate[6]	53%	11%	0%[7]

WisdomTree International Communications Sector Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$30.47	$28.97	$25.38
Investment operations:
Net investment income[2]	1.13	1.17	0.16
Net realized and unrealized gain (loss)	(11.58)	1.13	3.61
Total from investment operations	(10.45)	2.30	3.77
Dividends and distributions to shareholders:
Net investment income	(1.21)	(0.80)	(0.18)
Capital gains	—	(0.00)[3]	(0.00)[3]
Total dividends and distributions to shareholders	(1.21)	(0.80)	(0.18)
Net asset value, end of period	$18.81	$30.47	$28.97

TOTAL RETURN[4]	(34.87)%	7.62%	14.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$18,814	$30,472	$23,174
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%	0.58%	0.58%[5]
Expenses, prior to expense reimbursements	0.58%	0.58%	0.72%[5]
Net investment income	4.47%	3.56%	1.43%[5]
Portfolio turnover rate[6]	67%	19%	0%[7]
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[7]	Amount represents less than 1%.

See Notes to Financial Statements.

54	WisdomTree International Dividend Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend Sector Funds

March 31, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Consumer Discretionary Sector Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$26.52	$30.44	$25.27
Investment operations:
Net investment income[2]	0.58	0.64	0.15
Net realized and unrealized gain (loss)	(13.40)	(3.89)	5.06
Total from investment operations	(12.82)	(3.25)	5.21
Dividends and distributions to shareholders:
Net investment income	(0.69)	(0.63)	(0.04)
Capital gains	—	(0.04)	(0.00)[3]
Total dividends and distributions to shareholders	(0.69)	(0.67)	(0.04)
Net asset value, end of period	$13.01	$26.52	$30.44

TOTAL RETURN[4]	(48.59)%	(10.82)%	20.63%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,602	$5,304	$6,089
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%	0.58%	0.58%[5]
Expenses, prior to expense reimbursements	0.58%	0.58%	0.89%[5]
Net investment income	3.00%	2.11%	1.18%[5]
Portfolio turnover rate[6]	46%	21%	3%

WisdomTree International Consumer Staples Sector Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$28.07	$28.23	$24.89
Investment operations:
Net investment income[2]	0.60	0.66	0.25
Net realized and unrealized gain (loss)	(11.14)	(0.31)	3.11
Total from investment operations	(10.54)	0.35	3.36
Dividends and distributions to shareholders:
Net investment income	(0.67)	(0.50)	(0.02)
Capital gains	—	(0.01)	(0.00)[3]
Total dividends and distributions to shareholders	(0.67)	(0.51)	(0.02)
Net asset value, end of period	$16.86	$28.07	$28.23

TOTAL RETURN[4]	(37.75)%	1.12%	13.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$13,485	$33,689	$22,583
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%	0.58%	0.58%[5]
Expenses, prior to expense reimbursements	0.58%	0.58%	0.69%[5]
Net investment income	2.62%	2.30%	2.08%[5]
Portfolio turnover rate[6]	53%	8%	2%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	55

Financial Highlights (continued)

WisdomTree International Dividend Sector Funds

March 31, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Energy Sector Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$31.98	$28.55	$25.44
Investment operations:
Net investment income[2]	1.01	0.79	0.22
Net realized and unrealized gain (loss)	(12.84)	3.18	2.92
Total from investment operations	(11.83)	3.97	3.14
Dividends and distributions to shareholders:
Net investment income	(1.54)	(0.53)	(0.03)
Capital gains	—	(0.01)	—
Total dividends and distributions to shareholders	(1.54)	(0.54)	(0.03)
Net asset value, end of period	$18.61	$31.98	$28.55

TOTAL RETURN[3]	(37.05)%	13.84%	12.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$22,332	$57,562	$22,840
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements	0.58%	0.58%	0.69%[4]
Net investment income	3.49%	2.43%	1.82%[4]
Portfolio turnover rate[5]	38%	13%	1%

WisdomTree International Financial Sector Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$24.29	$27.90	$25.34
Investment operations:
Net investment income[2]	0.89	0.89	0.19
Net realized and unrealized gain (loss)	(14.92)	(3.70)	2.42
Total from investment operations	(14.03)	(2.81)	2.61
Dividends and distributions to shareholders:
Net investment income	(1.02)	(0.74)	(0.05)
Capital gains	—	(0.06)	(0.00)[6]
Total dividends and distributions to shareholders	(1.02)	(0.80)	(0.05)
Net asset value, end of period	$9.24	$24.29	$27.90

TOTAL RETURN[3]	(58.33)%	(10.29)%	10.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$7,388	$19,434	$22,321
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements	0.58%	0.58%	0.86%[4]
Net investment income	5.35%	3.24%	1.98%[4]
Portfolio turnover rate[5]	57%	15%	5%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]	Amount represents less than $0.005.

See Notes to Financial Statements.

56	WisdomTree International Dividend Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend Sector Funds

March 31, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Health Care Sector Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$25.13	$26.92	$24.93
Investment operations:
Net investment income[2]	0.53	0.82	0.22
Net realized and unrealized gain (loss)	(7.33)	(2.05)	1.78
Total from investment operations	(6.80)	(1.23)	2.00
Dividends and distributions to shareholders:
Net investment income	(0.61)	(0.55)	(0.01)
Capital gains	—	(0.01)	—
Total dividends and distributions to shareholders	(0.61)	(0.56)	(0.01)
Net asset value, end of period	$17.72	$25.13	$26.92

TOTAL RETURN[3]	(27.28)%	(4.66)%	8.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$17,722	$25,128	$21,536
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements	0.58%	0.58%	0.69%[4]
Net investment income	2.44%	3.05%	1.81%[4]
Portfolio turnover rate[5]	29%	4%	3%

WisdomTree International Industrial Sector Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$30.25	$31.14	$25.39
Investment operations:
Net investment income[2]	0.93	0.64	0.23
Net realized and unrealized gain (loss)	(16.18)	(1.05)	5.54
Total from investment operations	(15.25)	(0.41)	5.77
Dividends and distributions to shareholders:
Net investment income	(1.40)	(0.45)	(0.02)
Capital gains	—	(0.03)	(0.00)[6]
Total dividends and distributions to shareholders	(1.40)	(0.48)	(0.02)
Net asset value, end of period	$13.60	$30.25	$31.14

TOTAL RETURN[3]	(50.94)%	(1.38)%	22.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$10,878	$48,402	$24,910
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements	0.58%	0.58%	0.76%[4]
Net investment income	3.92%	1.93%	1.98%[4]
Portfolio turnover rate[5]	43%	11%	1%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]	Amount represents less than $0.005.

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	57

Financial Highlights (continued)

WisdomTree International Dividend Sector Funds

March 31, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Technology Sector Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$23.44	$26.23	$25.13
Investment operations:
Net investment income[2]	0.34	0.36	0.11
Net realized and unrealized gain (loss)	(10.03)	(2.94)	1.02
Total from investment operations	(9.69)	(2.58)	1.13
Dividends and distributions to shareholders:
Net investment income	(0.39)	(0.21)	(0.03)
Capital gains	—	(0.00)[3]	—
Total dividends and distributions to shareholders	(0.39)	(0.21)	(0.03)
Net asset value, end of period	$13.36	$23.44	$26.23

TOTAL RETURN[4]	(41.44)%	(9.85)%	4.51%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,344	$9,378	$5,246
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%	0.58%	0.58%[5]
Expenses, prior to expense reimbursements	0.58%	0.58%	0.91%[5]
Net investment income	1.82%	1.28%	0.87%[5]
Portfolio turnover rate[6]	79%	14%	2%

WisdomTree International Utilities Sector Fund	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$32.73	$29.71	$24.96
Investment operations:
Net investment income[2]	1.25	0.55	0.18
Net realized and unrealized gain (loss)	(14.74)	2.75	4.61
Total from investment operations	(13.49)	3.30	4.79
Dividends and distributions to shareholders:
Net investment income	(1.46)	(0.28)	(0.04)
Capital gains	—	(0.00)[3]	—
Total dividends and distributions to shareholders	(1.46)	(0.28)	(0.04)
Net asset value, end of period	$17.78	$32.73	$29.71

TOTAL RETURN[4]	(42.00)%	11.05%	19.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$28,455	$78,561	$23,768
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%	0.58%	0.58%[5]
Expenses, prior to expense reimbursements	0.58%	0.58%	0.68%[5]
Net investment income	4.53%	1.62%	1.38%[5]
Portfolio turnover rate[6]	50%	13%	1%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

58	WisdomTree International Dividend Sector Funds

Financial Highlights (concluded)

WisdomTree International Dividend Sector Funds

March 31, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Real Estate Fund	For the Year Ended March 31, 2009	For the Period June 5, 2007[1] through March 31, 2008
Net asset value, beginning of period	$41.84	$51.89
Investment operations:
Net investment income[2]	1.35	1.22
Net realized and unrealized loss	(25.46)	(9.32)
Total from investment operations	(24.11)	(8.10)
Dividends to shareholders:
Net investment income	(0.81)	(1.95)
Total dividends to shareholders	(0.81)	(1.95)
Net asset value, end of period	$16.92	$41.84

TOTAL RETURN[3]	(57.85)%	(15.90)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$40,619	$112,962
Ratio to average net assets of:
Net expenses	0.58%	0.58%[4]
Net investment income	4.55%	3.17%[4]
Portfolio turnover rate[5]	35%	15%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	59

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of March 31, 2009, the Trust offered 50 investment funds (each a “Fund,” collectively, the “Funds”). The Funds described herein, commenced operations on October 13, 2006 with the exception of the WisdomTree International Real Estate Fund which commenced operations on June 5, 2007.

These financial statements relate only to the WisdomTree International Basic Materials Sector Fund (“International Basic Materials Sector Fund”), WisdomTree International Communications Sector Fund (“International Communications Sector Fund”), WisdomTree International Consumer Discretionary Sector Fund (“International Consumer Discretionary Sector Fund”), WisdomTree International Consumer Staples Sector Fund (“International Consumer Staples Sector Fund”), WisdomTree International Energy Sector Fund (“International Energy Sector Fund”), WisdomTree International Financial Sector Fund (“International Financial Sector Fund”), WisdomTree International Health Care Sector Fund (“International Health Care Sector Fund”), WisdomTree International Industrial Sector Fund (“International Industrial Sector Fund”), WisdomTree International Technology Sector Fund (“International Technology Sector Fund”) and WisdomTree International Utilities Sector Fund (“International Utilities Sector Fund”), WisdomTree International Real Estate Fund (“International Real Estate Fund”), together the “International Dividend Sector Funds.”

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“Wisdom Tree Investments”). Each Fund described here in is considered to be non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates — The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The Net Asset Value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Fair Value Measurement — Effective April 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumption in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as

60	WisdomTree International Dividend Sector Funds

Notes to Financial Statements (continued)

amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict and acts of terrorism.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing each Fund’s assets carried at fair value:

Fund	Level 1 - Quoted Prices Valuation Inputs	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
International Basic Materials Sector Fund	$22,026,668	$1,155,639	$—	$23,182,307
International Communications Sector Fund	18,614,808	703,294	—	19,318,102
International Consumer Discretionary Sector Fund	2,564,217	119,246	—	2,683,463
International Consumer Staples Sector Fund	13,298,158	145,930	31,662	13,475,750
International Energy Sector Fund	22,269,333	1,185,091	—	23,454,424
International Financial Sector Fund	7,154,215	585,284	2,760	7,742,259
International Health Care Sector Fund	17,511,163	232,245	—	17,743,408
International Industrial Sector Fund	10,746,251	994,624	4,371	11,745,246
International Technology Sector Fund	5,201,599	143,687	—	5,345,286
International Utilities Sector Fund	28,300,563	199,369	—	28,499,932
WisdomTree International Real Estate Fund	40,102,050	968,417	—	41,070,467
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

International Consumer Staples Sector Fund	Investments in Securities
Balance as of April 1, 2008	$60,058
Realized gain (loss)	8,868
Change in unrealized appreciation (depreciation)	(62,467)
Net purchases (sales)	25,203
Transfers in/out	—
Balance as of March 31, 2009	$31,662

International Financial Sector Fund	Investments in Securities
Balance as of April 1, 2008	$11,340
Realized gain (loss)	(3,987)
Change in unrealized appreciation (depreciation)	(29,421)
Net purchases (sales)	4,472
Transfers in/out	20,356
Balance as of March 31, 2009	$2,760

International Health Care Sector Fund	Investments in Securities
Balance as of April 1, 2008	$359,808
Realized gain (loss)	70,988
Change in unrealized appreciation (depreciation)	(64,088)
Net purchases (sales)	(366,708)
Transfers in/out	—
Balance as of March 31, 2009	$—

International Industrial Sector Fund	Investments in Securities
Balance as of April 1, 2008	$67,867
Realized gain (loss)	(12,788)
Change in unrealized appreciation (depreciation)	(17,324)
Net purchases (sales)	(49,884)
Transfers in/out	16,500
Balance as of March 31, 2009	$4,371

WisdomTree International Dividend Sector Funds	61

Notes to Financial Statements (continued)

Investment Transactions — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on foreign currency transactions in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Investment Income — Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses/Reimbursements — WisdomTree Asset Management (“WTAM”) has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of chief compliance officer (“CCO”) services to the Funds and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund of up to 0.0044% of each Fund’s average daily net assets. Trustees fees, which are included in Service Fees on the Statements of Operations, of $397,376 have been paid on behalf of the Funds of the Trust to the Independent Trustees for the year ended March 31, 2009. Expenses in excess of 0.0044% were paid by WTAM.

Currency Transactions — The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Transactions — A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. Dollar or each other.

62	WisdomTree International Dividend Sector Funds

Notes to Financial Statements (continued)

Fluctuations in the value of open forward contracts are recorded for book purposes as unrealized gains or losses on forward foreign currency contracts by the Funds. Realized gains and losses on forward foreign currency contracts include net gains or losses recognized by the Funds on contracts which have matured.

The following forward currency exchange contracts were open at March 31, 2009:

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
International Basic Materials Sector Fund	4/01/09	EUR	22,448	USD	29,870	$65
	4/02/09	EUR	13,229	USD	17,500	(64)
						$1
International Consumer Discretionary Sector Fund	4/02/09	EUR	82	USD	108	$(1)
	4/02/09	NOK	9,945	USD	1,457	(16)
	4/03/09	JPY	212,296	USD	2,149	—
	4/03/09	EUR	63	USD	84	—
	4/03/09	EUR	3,621	USD	4,807	—
						$(17)
International Energy Sector Fund	4/02/09	JPY	1,786,320	USD	18,000	$(86)
International Financial Sector Fund	4/02/09	AUD	15,887	USD	11,000	$(38)
	4/02/09	EUR	4,384	USD	5,800	(21)
	4/02/09	JPY	864,654	USD	8,922	167
	4/02/09	SEK	57,915	USD	7,000	(5)
	4/02/09	SGD	9,136	USD	6,000	(10)
	4/03/09	GBP	7	USD	10	—
						$93
International Health Care Sector Fund	4/02/09	DKK	61,930	USD	11,000	$(40)
International Industrial Sector Fund	4/02/09	JPY	2,084,040	USD	21,000	$(100)
International Utilities Sector Fund	4/02/09	GBP	13,844	USD	19,800	$(44)
International Real Estate Fund	4/01/09	GBP	86,626	USD	124,078	$(87)
	4/03/09	GBP	322	USD	462	—
						$(87)

Currency Legend:

AUD—Australian dollar

EUR—Euro

GBP—British pound

JPY—Japanese yen

NOK—Norwegian krone

SEK—Swedish krona

SGD—Singapore dollar

USD – U.S. dollar

Security Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned), as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any,

WisdomTree International Dividend Sector Funds	63

Notes to Financial Statements (continued)

are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the year ended March 31, 2009, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York, and various states. Generally, each of the tax years in the three year period ended March 31, 2009, remains subject to examination by taxing authorities.

3. ADVISER FEES AND TRANSACTIONS

As investment adviser, WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate. Under the Investment Advisory Agreement for each Fund, WTAM agrees to pay all expenses of the Trust, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s Chief Compliance Officer, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. Pursuant to a separate contractual arrangement, WTAM arranges for the provision of chief compliance officer (“CCO”) services with respect to each Fund and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044%. The fees paid to WTAM for providing advisory services are listed below.

Fund	Fee Rate
International Basic Materials Sector Fund	0.58%
International Communications Sector Fund	0.58%
International Consumer Discretionary Sector Fund	0.58%
International Consumer Staples Sector Fund	0.58%
International Energy Sector Fund	0.58%
International Financial Sector Fund	0.58%
International Health Care Sector Fund	0.58%
International Industrial Sector Fund	0.58%
International Technology Sector Fund	0.58%
International Utilities Sector Fund	0.58%
International Real Estate Fund	0.58%

Each Fund may purchase shares of an affiliated exchange traded fund(s) in secondary market transactions. For the year ended March 31, 2009, there were no transactions in affiliated ETFs.

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2009, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

64	WisdomTree International Dividend Sector Funds

Notes to Financial Statements (continued)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the year ended March 31, 2009 were as follows:

Fund	Purchases	Sales
International Basic Materials Sector Fund	$31,899,262	$32,487,871
International Communications Sector Fund	16,214,913	16,391,370
International Consumer Discretionary Sector Fund	1,757,405	1,767,761
International Consumer Staples Sector Fund	11,953,643	12,116,159
International Energy Sector Fund	17,263,584	19,386,155
International Financial Sector Fund	7,460,581	7,664,629
International Health Care Sector Fund	6,524,812	6,528,319
International Industrial Sector Fund	13,250,464	13,906,336
International Technology Sector Fund	5,856,625	5,885,710
International Utilities Sector Fund	28,149,699	28,871,701
International Real Estate Fund	30,666,535	29,224,684

For the year ended March 31, 2009, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Redemptions
International Basic Materials Sector Fund	$4,277,685	$33,580,080
International Communications Sector Fund	12,390,080	12,015,574
International Consumer Discretionary Sector Fund	441,291	441,653
International Consumer Staples Sector Fund	10,010,469	20,488,242
International Energy Sector Fund	21,902,831	30,633,624
International Financial Sector Fund	50,401	50,427
International Health Care Sector Fund	9,885,010	9,455,792
International Industrial Sector Fund	3,894,198	17,196,057
International Technology Sector Fund	346,747	356,873
International Utilities Sector Fund	6,375,102	25,838,952
International Real Estate Fund	27,245,178	22,962,118

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

6. FEDERAL INCOME TAXES

At March 31, 2009, the cost of investments (including securities on loan) for Federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
International Basic Materials Sector Fund*	$48,016,398	$64,100	$(24,898,190)	$(24,834,090)
International Communications Sector Fund	29,228,988	971	(9,911,857)	(9,910,886)
International Consumer Discretionary Sector Fund	4,390,626	59,412	(1,766,575)	(1,707,163)
International Consumer Staples Sector Fund	20,426,250	16,968	(6,967,468)	(6,950,500)
International Energy Sector Fund	41,236,600	68,985	(17,851,161)	(17,782,176)
International Financial Sector Fund	15,608,809	7,185	(7,873,735)	(7,866,550)
International Health Care Sector Fund	25,575,615	15,126	(7,847,333)	(7,832,207)
International Industrial Sector Fund	24,757,343	27,391	(13,039,488)	(13,012,097)
International Technology Sector Fund	9,164,781	7,260	(3,826,755)	(3,819,495)
International Utilities Sector Fund	54,739,229	123,228	(26,362,525)	(26,239,297)
International Real Estate Fund	108,688,445	—	(67,617,978)	(67,617,978)
*	Includes short-term capital gains.

WisdomTree International Dividend Sector Funds	65

Notes to Financial Statements (continued)

At March 31, 2009, the components of accumulated earnings/loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Depreciation	Currency Unrealized Appreciation/ (Depreciation)	Total Accumulated Loss
International Basic Materials Sector Fund*	$—	$(9,042,958)	$(24,834,090)	$(1,343)	$(33,878,391)
International Communications Sector Fund	38,150	(4,967,472)	(9,910,886)	3,445	(14,836,763)
International Consumer Discretionary Sector Fund	8,134	(1,027,596)	(1,707,163)	56	(2,726,569)
International Consumer Staples Sector Fund	24,968	(3,028,580)	(6,950,500)	(753)	(9,954,865)
International Energy Sector Fund	19,508	(3,689,014)	(17,782,176)	980	(21,450,702)
International Financial Sector Fund	6,238	(6,456,783)	(7,866,550)	(756)	(14,317,851)
International Health Care Sector Fund	131,021	(1,196,214)	(7,832,207)	(1,803)	(8,899,203)
International Industrial Sector Fund	56,742	(5,659,214)	(13,012,097)	(1,534)	(18,616,103)
International Technology Sector Fund	18,540	(1,828,326)	(3,819,495)	(508)	(5,629,789)
International Utilities Sector Fund	60,757	(3,322,966)	(26,239,297)	(1,327)	(29,502,833)
International Real Estate Fund	284,295	(16,934,344)	(67,617,978)	(3,927)	(84,271,954)
*	Includes short-term capital gains.

The tax character of distributions paid during the years ended March 31, 2009 and March 31, 2008, was as follows:

	Year Ended March 31, 2009		Year Ended March 31, 2008
Fund	Distributions Paid from Ordinary Income*	Return of Capital	Distributions Paid from Ordinary Income*
International Basic Materials Sector Fund*	$2,037,349	$16,011	$735,524
International Communications Sector Fund	1,211,790	—	966,715
International Consumer Discretionary Sector Fund	137,014	—	133,647
International Consumer Staples Sector Fund	780,364	—	501,685
International Energy Sector Fund	1,852,260	—	853,087
International Financial Sector Fund	816,856	—	636,938
International Health Care Sector Fund	704,426	—	562,672
International Industrial Sector Fund	1,394,860	—	674,452
International Technology Sector Fund	157,924	—	86,049
International Utilities Sector Fund	2,592,420	—	777,904
International Real Estate Fund	2,071,270	—	3,712,845
*	Includes short-term capital gains.

At March 31, 2009, for Federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, that the capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2016	Capital Loss Available Through 2017	Capital Loss Available Total
International Basic Materials Sector Fund	$606,109	$911,737	$1,517,846
International Communications Sector Fund	59,934	3,356,410	3,416,344
International Consumer Discretionary Sector Fund	60,275	173,516	233,791
International Consumer Staples Sector Fund	173,099	2,210,497	2,383,596
International Energy Sector Fund	45,822	1,245,793	1,291,615
International Financial Sector Fund	144,091	3,688,934	3,833,025
International Health Care Sector Fund	213,918	222,986	436,904
International Industrial Sector Fund	92,435	2,745,606	2,838,041
International Technology Sector Fund	21,276	1,155,412	1,176,688
International Utilities Sector Fund	13,301	1,722,994	1,736,295
International Real Estate Fund	261,244	12,351,482	12,612,726

66	WisdomTree International Dividend Sector Funds

Notes to Financial Statements (concluded)

Capital losses, currency losses and passive foreign investment company (“PFIC”) losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the year ended March 31, 2009, the following Funds incurred and will elect to defer net post-October losses as follows:

Fund	Post-October PFIC Losses	Post-October Currency Losses	Post-October Capital Losses
International Basic Materials Sector Fund	$—	$—	$7,525,112
International Communications Sector Fund	—	—	1,551,128
International Consumer Discretionary Sector Fund	58	116	793,631
International Consumer Staples Sector Fund	—	3,188	641,796
International Energy Sector Fund	—	2,157	2,395,242
International Financial Sector Fund	—	2,534	2,621,224
International Health Care Sector Fund	—	—	759,310
International Industrial Sector Fund	—	14,451	2,806,722
International Technology Sector Fund	—	1,414	650,224
International Utilities Sector Fund	—	1,490	1,585,181
International Real Estate Fund	—	15,536	4,306,082

At March 31, 2009, the effect of permanent “book/tax” reclassfications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
International Basic Materials Sector Fund	$44,755	$8,896,642	$(8,941,397)
International Communications Sector Fund	1,911	(752,821)	750,910
International Consumer Discretionary Sector Fund	(590)	(63,620)	64,210
International Consumer Staples Sector Fund	(54,729)	(254,469)	309,198
International Energy Sector Fund	(41,824)	2,725,445	(2,683,621)
International Financial Sector Fund	(73,449)	62,080	11,369
International Health Care Sector Fund	10,432	890,874	(901,306)
International Industrial Sector Fund	(77,838)	8,251,535	(8,173,697)
International Technology Sector Fund	(29,514)	(14,429)	43,943
International Utilities Sector Fund	(46,283)	4,661,271	(4,614,988)
International Real Estate Fund	223,955	12,907,559	(13,131,514)

These differences are primarily due to redemptions-in-kind, currency gains/loss and passive foreign investment companies (“PFIC’s”).

7. NEW ACCOUNTING PRONOUNCEMENT

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements.

WisdomTree International Dividend Sector Funds	67

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree International Basic Materials Sector Fund, WisdomTree International Communications Sector Fund, WisdomTree International Consumer Discretionary Sector Fund, WisdomTree International Consumer Staples Sector Fund, WisdomTree International Energy Sector Fund, WisdomTree International Financial Sector Fund, WisdomTree International Health Care Sector Fund, WisdomTree International Industrial Sector Fund, WisdomTree International Technology Sector Fund, WisdomTree International Utilities Sector Fund and WisdomTree International Real Estate Fund (eleven of the investment funds constituting the WisdomTree Trust (the “the Trust”)) as of March 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree International Basic Materials Sector Fund, WisdomTree International Communications Sector Fund, WisdomTree International Consumer Discretionary Sector Fund, WisdomTree International Consumer Staples Sector Fund, WisdomTree International Energy Sector Fund, WisdomTree International Financial Sector Fund, WisdomTree International Health Care Sector Fund, WisdomTree International Industrial Sector Fund, WisdomTree International Technology Sector Fund, WisdomTree International Utilities Sector Fund and WisdomTree International Real Estate Fund of WisdomTree Trust at March 31, 2009, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 28, 2009

68	WisdomTree International Dividend Sector Funds

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited)

The Board of Trustees of the Trust, including a majority of the Independent Trustees, has the responsibility under the 1940 Act to approve each Fund’s Investment Advisory Agreement and Sub-Advisory Agreement (collectively, the “Investment Advisory Agreements”). In addition, the Trust’s Board of Trustees will receive, review and evaluate information concerning the services and personnel of WTAM (the “Investment Adviser”) and Mellon Capital Management Corporation (the “Sub-Adviser”) at each quarterly meeting of the Board of Trustees. While particular emphasis will be placed on information concerning profitability, comparability of fees and total expenses, and the Trust’s investment performance at any future meeting at which a renewal of the Investment Advisory Agreements in considered, the process of evaluating the Investment Adviser and the Sub-Adviser and the Trust’s investment arrangements is an ongoing one. In this regard, the Board’s consideration of the nature, extent and quality of the services to be provided by the Investment Adviser and the Sub-Adviser under the Investment Advisory Agreements will include deliberations at future quarterly meetings.

Approval of Investment Advisory Agreement. The Trust and the Investment Adviser have entered into an investment advisory agreement covering each Fund discussed herein. At a meeting held on March 2, 2009, the Board of Trustees reapproved the Investment Advisory Agreement for the Funds. The Board reviewed and analyzed the factors it deemed relevant, including: (i) the nature, quality and extent of the services to be provided to the Funds by WTAM; (ii) the investment performance of the Funds; (iii) the costs of services to be provided and the profits to be realized by WTAM from its relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; (v) whether the fee levels reflect these economies of scale for the benefit of investors; and (vi) the fees charged by the Investment Adviser for non-registered funds.

The Board also considered the nature and quality of the services to be provided by WTAM to the Funds, recognizing WTAM’s operational capabilities and resources. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of the Fund’s Sub-Adviser and oversight of the Sub-Adviser’s compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated WTAM’s anticipated costs and profitability in serving as investment adviser to the Funds, including the costs associated with the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the Sub-Adviser. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund’s fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTAM, the Board concluded that the level of the fees paid to WTAM with respect to each Fund is fair and reasonable.

The Board also approved the Sub-Advisory Agreement with the Sub-Adviser to the Funds, Mellon Capital Management Corporation (“MCM”), using essentially the same criteria it used for WTAM. The Board considered MCM’s operational capabilities and resources and MCM’s experience in serving as an adviser to ETFs, noting that MCM currently provides investment advisory and management services to other ETFs. The Board considered the investment performance of the Funds, and the expertise and performance of the MCM personnel. The Board also noted that Bank of New York Mellon Corporation (“BNYM”), an affiliate of MCM, serves as the Funds’ administrator, accountant, custodian and transfer agent and receives compensation for acting in these capacities and is responsible for, among other things, coordinating the Funds’ audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and custodying Fund assets. As such, the Board concluded that the benefits accruing to MCM and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that WTAM, not the Funds, pays the fees to MCM under the Sub-Advisory Agreement.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTAM and MCM, the Board determined that the approval of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of each Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Advisory Agreement and Sub-Advisory Agreement.

WisdomTree International Dividend Sector Funds	69

Frequency Distribution of Discounts & Premiums (unaudited)

The chart below presents information about differences between the per share net asset value (“NAV”) of each Fund and the market trading price of shares of each Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in its NAV (or vice versa).

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree International Basic Materials Sector Fund
October 13, 2006 – March 31, 2009	0 – 24.9	78	12.60%	63	10.18%
	25 – 49.9	72	11.63%	36	5.82%
	50 – 74.9	83	13.41%	38	6.14%
	75 – 100.0	50	8.08%	27	4.36%
	>100.0	87	14.05%	85	13.73%
	Total	370	59.77%	249	40.23%
WisdomTree International Communications Sector Fund
October 13, 2006 – March 31, 2009	0 – 24.9	49	7.92%	36	5.82%
	25 – 49.9	76	12.28%	39	6.30%
	50 – 74.9	91	14.70%	25	4.04%
	75 – 100.0	61	9.85%	24	3.88%
	>100.0	106	17.12%	112	18.09%
	Total	383	61.87%	236	38.13%
WisdomTree International Consumer Discretionary Sector Fund
October 13, 2006 – March 31, 2009	0 – 24.9	113	18.26%	74	11.95%
	25 – 49.9	82	13.25%	43	6.95%
	50 – 74.9	49	7.92%	40	6.46%
	75 – 100.0	30	4.85%	25	4.04%
	>100.0	68	10.99%	95	15.35%
	Total	342	55.25%	277	44.75%
WisdomTree International Consumer Staples Sector Fund
October 13, 2006 – March 31, 2009	0 – 24.9	56	9.35%	53	8.85%
	25 – 49.9	61	10.18%	30	5.01%
	50 – 74.9	85	14.19%	42	7.01%
	75 – 100.0	69	11.52%	33	5.51%
	>100.0	91	11.85%	99	16.53%
	Total	362	57.10%	257	42.90%
WisdomTree International Energy Sector Fund
October 13, 2006 – March 31, 2009	0 – 24.9	50	8.08%	44	7.11%
	25 – 49.9	61	9.85%	31	5.01%
	50 – 74.9	57	9.21%	35	5.65%
	75 – 100.0	56	9.05%	25	4.04%
	>100.0	143	23.10%	117	18.90%
	Total	367	59.29%	252	40.71%

70	WisdomTree International Dividend Sector Funds

Frequency Distribution of Discounts & Premiums (unaudited) (concluded)

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
WisdomTree International Financial Sector Fund
October 13, 2006 – March 31, 2009	0 – 24.9	38	6.14%	29	4.68%
	25 – 49.9	57	9.21%	26	4.20%
	50 – 74.9	97	15.67%	29	4.68%
	75 – 100.0	57	9.21%	23	3.72%
	>100.0	122	19.71%	141	22.78%
	Total	371	59.94%	248	40.06%
WisdomTree International Health Care Sector Fund
October 13, 2006 – March 31, 2009	0 – 24.9	55	8.89%	31	5.01%
	25 – 49.9	71	11.47%	31	5.01%
	50 – 74.9	105	16.96%	27	4.36%
	75 – 100.0	67	10.82%	29	4.68%
	>100.0	135	21.81%	68	10.99%
	Total	433	69.95%	186	30.05%
WisdomTree International Industrial Sector Fund
October 13, 2006 – March 31, 2009	0 – 24.9	53	8.56%	43	6.95%
	25 – 49.9	69	11.15%	40	6.46%
	50 – 74.9	94	15.19%	29	4.68%
	75 – 100.0	51	8.24%	33	5.33%
	>100.0	79	12.76%	128	20.68%
	Total	346	55.90%	273	44.10%
WisdomTree International Technology Sector Fund
October 13, 2006 – March 31, 2009	0 – 24.9	57	9.21%	46	7.43%
	25 – 49.9	72	11.63%	31	5.01%
	50 – 74.9	71	11.47%	25	4.04%
	75 – 100.0	71	11.47%	21	3.39%
	>100.0	127	20.52%	98	15.83%
	Total	398	64.30%	221	35.70%
WisdomTree International Utilities Sector Fund
October 13, 2006 – March 31, 2009	0 – 24.9	47	7.59%	43	6.95%
	25 – 49.9	72	11.63%	31	5.01%
	50 – 74.9	79	12.76%	43	6.95%
	75 – 100.0	70	11.31%	34	5.49%
	>100.0	87	14.05%	113	18.26%
	Total	355	57.35%	264	42.65%
WisdomTree International Real Estate Fund
June 5, 2007 – March 31, 2009	0 – 24.9	37	8.04%	34	7.39%
	25 – 49.9	50	10.87%	25	5.43%
	50 – 74.9	53	11.52%	13	2.83%
	75 – 100.0	35	7.61%	18	3.91%
	>100.0	104	22.61%	91	19.78%
	Total	279	60.65%	181	39.35%

WisdomTree International Dividend Sector Funds	71

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WisdomTree Asset Management and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017.

Interested Trustee and Officers

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee and Officer†	Other Directorships Held by Trustee and Officers
Jonathan Steinberg (1964)	Trustee, President*	Trustee and Officer since 2005	Chief Executive Officer of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.) and Director of WisdomTree Investments, Inc. (since 1989) (formerly, Index Development Partners, Inc.).	50	None.

Amit Muni (1969)	Treasurer*, Assistant Secretary*	Officer since 2008	Chief Financial Officer and Assistant Secretary of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.) (since March 2008); International Securities Exchange Holdings, Inc. (ISE), Controller and Chief Accounting Officer (2003 to 2008); Instinet Group Inc., Vice President Finance (2000 to 2003).	50	None.

Richard Morris (1967)	Secretary*, Chief Legal Officer*	Officer since 2005	Deputy General Counsel of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.) (since 2005); Senior Counsel at Barclays Global Investors, N.A. (2002 to 2005); Counsel at Barclays Global Investors, N.A. (2000 to 2001).	50	None.

*	Elected by and serves at the pleasure of the Board of Trustees

†	As of March 31, 2009.

72	WisdomTree International Dividend Sector Funds

Trustee and Officer Information (unaudited) (concluded)

Independent Trustees

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee
Gregory Barton (1961)*	Trustee	Trustee since 2006	General Counsel and Secretary of Martha Stewart Living Omnimedia, Inc. (2007-2008); Executive Vice President of Licensing and Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. (2003 to 2007); Executive Vice President of Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. (2002 to 2003); President (2001 to 2002), Chief Financial Officer (2000 to 2002), Vice President of Business Development (1999 to 2001) and General Counsel and Secretary (1998 to 2002) of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.)	50	None.

Toni Massaro (1955)**	Trustee	Trustee since 2006	Dean at University of Arizona James E. Rogers College of Law (since 1999); Professor at University of Arizona James E. Rogers College of Law (since 1990).	50	None.

Victor Ugolyn (1947)	Trustee, Chairman of the Board of Trustees	Trustee since 2006	Private Investor (2005 to present); President and Chief Executive Officer of William D. Witter, Inc. (2005 to 2006); Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corp., and Chairman of the Fund Board of Enterprise Group of Funds (1991 to 2004).	50	Trustee on Board of Trustees of Naismith Memorial Basketball Hall of Fame; Member of the Board of Overseers of the Hoover Institution at Stanford University.

*	Chair of the Audit Committee.

**	Chair of the Governance and Nominating Committee.

†	As of March 31, 2009.

WisdomTree International Dividend Sector Funds	73

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds fiscal year ended March 31, 2009, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2010.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2009, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
International Basic Materials Sector Fund	$2,224,837
International Communications Sector Fund	1,264,219
International Consumer Discretionary Sector Fund	150,365
International Consumer Staples Sector Fund	842,196
International Energy Sector Fund	2,007,210
International Financial Sector Fund	858,069
International Health Care Sector Fund	706,771
International Industrial Sector Fund	1,465,754
International Technology Sector Fund	176,021
International Utilities Sector Fund	2,645,647
International Real Estate Fund	738,688

The Funds intend to elect to pass through to shareholders the credit for taxes paid during the fiscal year ended March 31, 2009 to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
International Basic Materials Sector Fund	$1,633,472	$171,477
International Communications Sector Fund	1,242,276	121,938
International Consumer Discretionary Sector Fund	138,310	13,351
International Consumer Staples Sector Fund	721,178	61,832
International Energy Sector Fund	1,793,098	154,950
International Financial Sector Fund	750,185	76,386
International Health Care Sector Fund	654,795	57,812
International Industrial Sector Fund	1,301,195	135,412
International Technology Sector Fund	179,393	18,097
International Utilities Sector Fund	2,800,107	365,182
International Real Estate Fund	4,271,550	445,173

74	WisdomTree International Dividend Sector Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to each Fund’s portfolio securities, and information on how the Trust voted proxies during the period ended June 30, 2008, is available without charge, upon request (i) by calling 1-866-909-WISE, (ii) on the Trust’s website at www.wisdomtree.com and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, upon request on the SEC’s website at www.sec.gov, and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330). (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

WisdomTree International Dividend Sector Funds	75

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of March 31, 2009:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Europe Total Dividend Fund (DEB)

WisdomTree Europe Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Total Dividend Fund (DXJ)

WisdomTree Japan Equity Income Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Dividend Sector Funds

WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree International Communications Sector Fund (DGG)

WisdomTree International Consumer Discretionary Sector Fund (DPC)

WisdomTree International Consumer Staples Sector Fund (DPN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Financial Sector Fund (DRF)

WisdomTree International Health Care Sector Fund (DBR)

WisdomTree International Industrial Sector Fund (DDI)

WisdomTree International Technology Sector Fund (DBT)

WisdomTree International Utilities Sector Fund (DBU)

WisdomTree International Real Estate Fund (DRW)

WisdomTree Domestic and International Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Earnings Top 100 Fund (EEZ)

WisdomTree Low P/E Fund (EZY)

Wisdom Tree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Income Funds

WisdomTree U.S. Current Income Fund (USY)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission (“SEC”) as series of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. In addition to the normal risks of investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country increase the impact of events and developments associated with the region which can adversely affect performance. Funds focusing on a single country, sector and/or smaller companies generally experience greater price volatility. Investments in emerging or frontier markets are generally less liquid and less efficient than developed markets. Investments in currency involve additional special risks, such as credit risk, interest rate fluctuations, derivative investment risk and the effect of varied economic conditions. Derivatives can be volatile and may be less liquid than other securities. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting issuers. Unlike typical exchange-traded funds, there are no indexes that the currency funds attempt to track or replicate. Thus, the ability of the currency Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Please read the Funds’ prospectus for specific details regarding each Fund’s risk profile. Transaction in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

380 Madison Avenue, 21st Floor

New York, NY 10017

1.866.909.WISE (9473)

www.wisdomtree.com

WisdomTree International Dividend Sector ETFs

WisdomTree International Basic Materials Sector Fund

WisdomTree International Communications Sector Fund

WisdomTree International Consumer Discretionary Sector Fund

WisdomTree International Consumer Staples Sector Fund

WisdomTree International Energy Sector Fund

WisdomTree International Financial Sector Fund

WisdomTree International Health Care Sector Fund

WisdomTree International Industrial Sector Fund

WisdomTree International Technology Sector Fund

WisdomTree International Utilities Sector Fund

WisdomTree International Real Estate Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS001851 (05/2010)

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to persons appointed by the Registrant’s Board of Trustees as the President and Chief Executive Officer, Chief Financial Officer, Treasurer and/or Chief Accounting Officer, and any persons performing similar functions. For the fiscal year ended March 31, 2009, there were no amendments to any provision of the Code of Ethics. A copy of this code is filed with this Form N-CSR under Item 12(a) (1)

(b)	Not applicable.

(c)	The Trust has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)	The Trust has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)	Not applicable.

(f)	The Trust’s Code of Ethics is attached hereto as an exhibit.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is Greg Barton, who is an independent Trustee of the Trust, as that term is defined under Item 3(a) (2).

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in item 4(a), 4(b), 4(c), 4(d) and 4(g) are for the forty-two funds of the Registrant for which the fiscal year-end is March 31, 2009 and whose annual financial statements are reported in Item 1.

(a) Audit Fees. The aggregate fees billed from the Trust’s fiscal year ended March 31, 2009 for professional services rendered by the principal accountant for the audit of the Trust’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are as follows:

2009: $849,500

2008: $789,600

(b) Audit-Related Fees. The aggregate fees billed from the Trust’s fiscal year ended March 31, 2009 for professional services rendered for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Trust’s financial statements and are not reported above in Item 4(a) are as follows:

2009: $0

2008: $0

(c) Tax Fees. The aggregate fees billed from the Trust’s fiscal year ended March 31, 2009 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning are as follows:

2009: $323,598

2008: $280,425

(d) All Other Fees. The aggregate fees billed from the Trust’s fiscal year ended March 31, 2009 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) are as follows:

2009: $123,090

2008: $118,840

(e) Audit Committee Pre-Approval Policies and Procedures.

(i) Per Rule 2-01(c) (7) (A), the Registrant’s audit committee charter provides that the audit committee shall select and approve in advance the retention of independent accountants to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve prior to appointment the engagement of the principal accountant to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser, or any entity controlling, controlled by, or under common control with its investment adviser (“adviser/affiliate”) that provides ongoing services to the Registrant, if the engagement by the investment adviser or adviser affiliate relates directly to the operations and financial reporting of the Registrant. The audit committee must also, prior to appointment of the engagement of the principal accountant, review and approve the fees proposed to be charged to the Registrant by the auditors for each audit and non-audit service. The audit committee must also consider whether non-audit services provided by the Registrant’s principal accountant to the Registrant’s investment adviser, or adviser/affiliate that provides ongoing services to the Trust are compatible with maintaining the auditor’s independence.

(ii) The Registrant’s Audit Committee has approved 100% of services described in each of Items 4(b) through (d) pursuant to paragraph (c) (7) (A) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant’s engagement to audit the Trust’s financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by the Trust’s accountant for services rendered to the Trust, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Trust (except for any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) that for the fiscal year ended March 31, 2009 are as follows:

2009: $446,688

2008: $399,265

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is an issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a) (58)A of the Exchange Act. The Registrant’s audit committee members are Greg Barton, Toni Massaro and Victor Ugolyn.

Item 6.	Schedule of Investments.

The schedule is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, is made known to them by others within those entities.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WisdomTree Trust

By:	/s/ Jonathan L. Steinberg

Name: Jonathan L. Steinberg
Title: President
Date: June 10, 2009

By:	/s/ Amit Muni

Name: Amit Muni
Title: Treasurer
Date: June 10, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan L. Steinberg

Name: Jonathan L. Steinberg
Title: President
Date: June 10, 2009

By:	/s/ Amit Muni

Name: Amit Muni
Title: Treasurer
Date: June 10, 2009